UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08918

HC Capital Trust
(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 242-9596

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2020

Item 1. Reports to Stockholders.

Semiannual Report (Unaudited)

The Value Equity Portfolio
The Growth Equity Portfolio
The Institutional U.S. Equity Portfolio
The Small Capitalization-Mid Capitalization Equity Portfolio
The Commodity Returns Strategy Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities Portfolio
The Inflation Protected Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond II Portfolio

December 31, 2020

December 31, 2020

We are pleased to present the December 31, 2020 Semiannual Report for the HC Capital Trust (the “Trust”).

The Trust is an open-end management investment company. As of December 31, 2020, the Trust consisted of nineteen separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions, an operating division of Hirtle Callaghan & Co., LLC, which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional U.S. Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization-Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The Commodity Returns Strategy Portfolio, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The ESG Growth Portfolio, seeks to maximize total return subject to emphasizing environmental, social and governance (“ESG”) focused investments.

The Catholic SRI Growth Portfolio, seeks to maximize total return integrating a range of social and moral concerns into its security selection process.

The International Equity Portfolio, seeks to maximize total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks to maximize total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return, primarily through capital appreciation, by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Corporate Opportunities Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The Inflation Protected Securities Portfolio, seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks a high level of current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks a high level of current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks a high level of current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST	Semiannual Report (Unaudited)

December 31, 2020

Table of Contents

Portfolios of Investments	1
Statements of Assets and Liabilities	225
Statements of Operations	230
Statements of Changes in Net Assets	235
Financial Highlights	242
Notes to Financial Statements	251
Additional Information	291

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.66%
	Aerospace & Defense — 1.44%
3,065	HEICO Corp.	$406
1,057	L3Harris Technologies, Inc.	200
5,411	Lockheed Martin Corp.	1,921
747	Northrop Grumman Corp.	228
18,437	Raytheon Technologies Corp.	1,318
5,330	Spirit Aerosystems Holdings, Inc., Class - A	208
200	Teledyne Technologies, Inc.(a)	78
8,457	The Boeing Co.	1,810
4,528	TransDigm Group, Inc.(a)	2,803
		8,972
	Air Freight & Logistics — 0.70%
305	Expeditors International of Washington, Inc.	29
4,786	FedEx Corp.	1,243
16,845	United Parcel Service, Inc., Class - B	2,836
1,886	XPO Logistics, Inc.(a)	225
		4,333
	Airlines — 0.25%
2,805	Alaska Air Group, Inc.	146
2,097	Copa Holdings SA, Class - A	162
14,331	Delta Air Lines, Inc.	576
9,365	JetBlue Airways Corp.(a)	136
10,506	Southwest Airlines Co.	490
		1,510
	Auto Components — 0.39%
585	Gentex Corp.	20
12,500	Lear Corp.	1,987
37,827	The Goodyear Tire & Rubber Co.	413
		2,420
	Automobiles — 1.42%
7,064	General Motors Co.	294
12,130	Tesla, Inc.(a)	8,560
		8,854
	Banks — 3.87%
232,714	Bank of America Corp.	7,055
16,687	Bank OZK	522
25,596	Citigroup, Inc.	1,578
1,826	Citizens Financial Group, Inc.	65
15,989	Comerica, Inc.	893
596	Commerce Bancshares, Inc.	39
1,552	Cullen/Frost Bankers, Inc.	135
3,013	East West Bancorp, Inc.	153
13,076	Fifth Third Bancorp	361
6,815	First Hawaiian, Inc.	161
1,892	First Republic Bank	278
28,944	Huntington Bancshares, Inc.	366
52,407	JPMorgan Chase & Co.	6,659
17,314	KeyCorp	284
Shares	Security Description	Value (000)
	Banks (continued)
2,282	M&T Bank Corp.	$290
10,303	People’s United Financial, Inc.	133
8,270	PNC Financial Services Group, Inc.	1,232
710	SVB Financial Group(a)	275
42,174	Synovus Financial Corp.	1,365
4,090	TCF Financial Corp.	151
32,258	Truist Financial Corp.	1,546
9,426	Umpqua Holdings Corp.	143
9,321	Zions Bancorp NA	405
		24,089
	Beverages — 1.74%
7,189	Brown-Forman Corp., Class - B	571
2,846	Constellation Brands, Inc., Class - A	623
6,891	Keurig Dr Pepper, Inc.	221
4,530	Monster Beverage Corp.(a)	419
28,839	PepsiCo, Inc.	4,277
85,987	The Coca-Cola Co.	4,715
		10,826
	Biotechnology — 2.48%
34,760	AbbVie, Inc.	3,724
8,886	Agios Pharmaceuticals, Inc.(a)	385
3,793	Alexion Pharmaceuticals, Inc.(a)	593
2,223	Alnylam Pharmaceuticals, Inc.(a)	289
16,160	Amgen, Inc.	3,715
2,901	Biogen, Inc.(a)	710
1,521	Exact Sciences Corp.(a)	202
3,381	Iovance Biotherapeutics, Inc.(a)	157
5,614	Sage Therapeutics, Inc.(a)	486
1,359	Sarepta Therapeutics, Inc.(a)	232
8,247	Seagen, Inc.(a)	1,444
17,938	United Therapeutics Corp.(a)	2,723
3,143	Vertex Pharmaceuticals, Inc.(a)	743
		15,403
	Building Products — 0.56%
10,045	A.O. Smith Corp.	551
21,311	Carrier Global Corp.	804
13,273	Johnson Controls International PLC	618
6,549	Masco Corp.	360
7,831	Trane Technologies PLC	1,136
		3,469
	Capital Markets — 2.23%
4,496	Affiliated Managers Group, Inc.	457
2,506	Ameriprise Financial, Inc.	487
2,656	Ares Management Corp., Class - A	125
4,869	BlackRock, Inc., Class - A	3,513
1,669	CME Group, Inc.	304
4,721	Evercore, Inc., Class - A	518
16,955	Franklin Resources, Inc.	424

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
2,293	Interactive Brokers Group, Inc., Class - A	$140
1,491	Intercontinental Exchange, Inc.	172
9,972	Invesco Ltd.	174
9,493	KKR & Co., Inc., Class - A	384
20,369	Morgan Stanley	1,396
686	Morningstar, Inc.	159
629	Nasdaq, Inc.	83
3,423	Northern Trust Corp.	319
7,695	State Street Corp.	560
7,780	T. Rowe Price Group, Inc.	1,178
25,629	The Charles Schwab Corp.	1,359
7,506	The Goldman Sachs Group, Inc.	1,979
4,599	Virtu Financial, Inc., Class - A	116
		13,847
	Chemicals — 1.62%
10,230	Air Products & Chemicals, Inc.	2,794
4,923	Axalta Coating Systems Ltd.(a)	141
1,640	Celanese Corp., Series A	213
47,387	CF Industries Holdings, Inc.	1,834
9,311	Corteva, Inc.	361
9,217	Dow, Inc.	512
13,149	DuPont de Nemours, Inc.	935
2,375	Huntsman Corp.	60
2,139	Linde PLC	564
7,173	LyondellBasell Industries N.V., Class - A	657
301	NewMarket Corp.	120
24,876	Olin Corp.	611
6,716	PPG Industries, Inc.	969
1,538	The Scotts Miracle-Gro Co.	306
		10,077
	Commercial Services & Supplies — 0.98%
11,948	Clean Harbors, Inc.(a)	909
27,349	Copart, Inc.(a)	3,481
3,003	IAA, Inc.(a)	195
3,003	KAR Auction Services, Inc.	56
1,270	Republic Services, Inc.	122
2,747	Stericycle, Inc.(a)	190
9,682	Waste Management, Inc.	1,142
		6,095
	Communications Equipment — 0.74%
90,637	Cisco Systems, Inc.	4,056
31,124	Commscope Holding, Inc.(a)	417
774	Motorola Solutions, Inc.	132
		4,605
	Construction & Engineering — 0.08%
3,578	AECOM(a)	179
841	Arcosa, Inc.	46
Shares	Security Description	Value (000)
	Construction & Engineering (continued)
717	Jacobs Engineering Group, Inc.	$78
2,295	Quanta Services, Inc.	165
		468
	Construction Materials — 0.12%
1,351	Martin Marietta Materials, Inc.	384
2,578	Vulcan Materials Co.	382
		766
	Consumer Finance — 1.18%
22,738	American Express Co.	2,749
33,640	Capital One Financial Corp.	3,326
6	Credit Acceptance Corp.(a)	2
6,409	Discover Financial Services	580
14,450	OneMain Holdings, Inc.	696
		7,353
	Containers & Packaging — 0.54%
10,307	Amcor PLC	121
262	AptarGroup, Inc.	36
27	Avery Dennison Corp.	4
22,939	Ball Corp.	2,138
10,608	International Paper Co.	527
2,050	Packaging Corporation of America	283
2,320	Silgan Holdings, Inc.	86
2,452	Sonoco Products Co.	145
		3,340
	Distributors — 0.06%
3,827	Genuine Parts Co.	384
	Diversified Consumer Services — 0.40%
12,786	Bright Horizons Family Solutions, Inc.(a)	2,212
7,498	H&R Block, Inc.	119
3,097	Service Corp. International	152
		2,483
	Diversified Financial Services — 0.91%
21,024	Berkshire Hathaway, Inc., Class - B(a)	4,875
14,613	Equitable Holdings, Inc.	374
17,093	Jefferies Financial Group, Inc.	420
		5,669
	Diversified Telecommunication Services — 0.79%
64,738	AT&T, Inc.	1,862
19,498	CenturyLink, Inc.	190
48,924	Verizon Communications, Inc.	2,874
		4,926
	Electric Utilities — 1.72%
1,604	Alliant Energy Corp.	83
30,034	American Electric Power Co., Inc.	2,501
7,685	Duke Energy Corp.	704
1,914	Edison International	120
9,746	Eversource Energy	843

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electric Utilities (continued)
9,106	Exelon Corp.	$384
3,311	Hawaiian Electric Industries, Inc.	117
35,480	NextEra Energy, Inc.	2,737
12,361	PG&E Corp.(a)	154
29,832	PPL Corp.	841
32,159	The Southern Co.	1,976
4,017	Xcel Energy, Inc.	268
		10,728
	Electrical Equipment — 0.60%
3,350	AMETEK, Inc.	405
12,355	Eaton Corp. PLC	1,484
16,658	Emerson Electric Co.	1,339
3,984	Regal-Beloit Corp.	489
		3,717
	Electronic Equipment, Instruments & Components — 0.07%
769	Arrow Electronics, Inc.(a)	75
512	Dolby Laboratories, Inc., Class - A	50
3,231	FLIR Systems, Inc.	141
1,050	Keysight Technologies, Inc.(a)	139
1,285	Vontier Corp.(a)	43
		448
	Energy Equipment & Services — 0.49%
26,930	Halliburton Co.	509
12,675	Helmerich & Payne, Inc.	294
251,709	Patterson-UTI Energy, Inc.	1,324
42,009	Schlumberger Ltd.	917
		3,044
	Entertainment — 1.76%
2,063	Activision Blizzard, Inc.	192
7,509	Netflix, Inc.(a)	4,060
457	Spotify Technology SA(a)	144
36,143	The Walt Disney Co.(a)	6,548
		10,944
	Equity Real Estate Investment Trusts — 2.57%
992	Alexandria Real Estate Equities, Inc.	177
3,172	American Campus Communities, Inc.	136
3,688	American Homes 4 Rent, Class - A	111
5,297	American Tower Corp.	1,188
566	Apartment Income REIT Corp.(a)	22
566	Apartment Investment and Management Co.	3
2,773	Boston Properties, Inc.	262
27,975	Brixmor Property Group, Inc.	463
7,024	Camden Property Trust	702
4,700	Corporate Office Properties Trust	123
7,417	Crown Castle International Corp.	1,181
5,913	CubeSmart	199
1,783	CyrusOne, Inc.	130
Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
4,100	Digital Realty Trust, Inc.	$572
6,566	Duke Realty Corp.	262
21,904	Empire State Realty Trust, Inc.	204
734	Equinix, Inc.	524
26,446	Equity Commonwealth	721
2,122	Equity Lifestyle Properties, Inc.	134
507	Essex Property Trust, Inc.	120
2,294	Extra Space Storage, Inc.	266
1,385	Federal Realty Investment Trust	118
26,253	Healthcare Trust of America, Inc., Class - A	723
12,588	Healthpeak Properties, Inc.	381
10,627	Invitation Homes, Inc.	316
5,259	Iron Mountain, Inc.	155
4,087	JBG SMITH Properties	128
846	Lamar Advertising Co., Class - A	70
2,122	Life Storage, Inc.	253
6,040	Medical Properties Trust, Inc.	132
2,029	Mid-America Apartment Communities, Inc.	257
2,890	Omega Healthcare Investors, Inc.	105
15,065	Paramount Group, Inc.	136
10,542	Prologis, Inc.	1,051
2,688	Public Storage	621
19,572	Realty Income Corp.	1,216
6,543	Rexford Industrial Realty, Inc.	321
37,420	Service Properties Trust	430
1,367	Sun Communities, Inc.	208
35,601	The Macerich Co.^	380
3,216	UDR, Inc.	124
8,362	VICI Properties, Inc.	213
16,526	Vornado Realty Trust	617
15,025	Weingarten Realty Investors	326
1,858	Welltower, Inc.	120
1,573	WP Carey, Inc.	111
		16,012
	Food & Staples Retailing — 1.32%
3,254	Casey’s General Stores, Inc.	581
1,943	Costco Wholesale Corp.	732
9,412	Sysco Corp.	699
9,040	The Kroger Co.	287
40,986	Walmart, Inc.	5,908
		8,207
	Food Products — 0.88%
13,782	Archer-Daniels-Midland Co.	695
3,551	Campbell Soup Co.	172
16,807	Conagra Brands, Inc.	609
5,689	Flowers Foods, Inc.	129
12,760	General Mills, Inc.	750
2,450	Hormel Foods Corp.	114

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
10,284	Kellogg Co.	$640
3,010	Lamb Weston Holding, Inc.	237
9,502	Mondelez International, Inc., Class - A	556
1,277	Post Holdings, Inc.(a)	129
6,350	The Hain Celestial Group, Inc.(a)	255
1,964	The Hershey Co.	299
13,887	The Kraft Heinz Co.	481
6,256	Tyson Foods, Inc., Class - A	403
		5,469
	Gas Utilities — 0.01%
808	Atmos Energy Corp.	77
	Health Care Equipment & Supplies — 3.07%
48,674	Abbott Laboratories	5,330
1,636	Align Technology, Inc.(a)	874
7,869	Baxter International, Inc.	631
4,817	Becton, Dickinson & Co.	1,205
3,501	Danaher Corp.	778
5,780	DENTSPLY SIRONA, Inc.	303
773	Dexcom, Inc.(a)	286
2,250	Edwards Lifesciences Corp.(a)	205
1,269	Haemonetics Corp.(a)	151
699	ICU Medical, Inc.(a)	150
1,653	IDEXX Laboratories, Inc.(a)	826
573	Intuitive Surgical, Inc.(a)	469
43,747	Medtronic PLC	5,125
3,499	Penumbra, Inc.(a)	612
1,498	STERIS PLC	284
6,183	Stryker Corp.	1,515
212	Teleflex, Inc.	87
352	The Cooper Companies, Inc.	128
812	Zimmer Biomet Holdings, Inc.	125
		19,084
	Health Care Providers & Services — 2.46%
3,127	AmerisourceBergen Corp.	306
4,252	Anthem, Inc.	1,365
24,101	Centene Corp.(a)	1,447
15,154	Cigna Corp.	3,155
14,322	CVS Health Corp.	978
1,535	DaVita, Inc.(a)	180
2,167	Encompass Health Corp.	179
4,756	HCA Healthcare, Inc.	782
2,789	Humana, Inc.	1,144
2,131	Laboratory Corporation of America Holdings(a)	434
4,072	McKesson Corp.	708
992	Molina Heathcare, Inc.(a)	211
2,928	Quest Diagnostics, Inc.	349
11,048	UnitedHealth Group, Inc.	3,875
Shares	Security Description	Value (000)
	Health Care Providers & Services (continued)
1,312	Universal Health Services, Inc., Class - B	$180
		15,293
	Health Care Technology — 0.56%
1,939	Cerner Corp.	152
537	Teladoc Health, Inc.(a)	107
11,861	Veeva Systems, Inc., Class - A(a)	3,230
		3,489
	Hotels, Restaurants & Leisure — 1.62%
2,249	Darden Restaurants, Inc.	268
23,072	Extended Stay America, Inc.	342
148	Hilton Worldwide Holdings, Inc.	16
1,894	Hyatt Hotels Corp., Class - A	141
10,799	Las Vegas Sands Corp.	644
1,434	Marriott International, Inc., Class - A	189
22,548	McDonald’s Corp.	4,838
5,125	Six Flags Entertainment Corp.	175
30,827	Starbucks Corp.	3,298
546	Vail Resorts, Inc.	152
		10,063
	Household Durables — 0.40%
3,443	D.R. Horton, Inc.	237
3,121	Garmin Ltd.	373
3,252	Leggett & Platt, Inc.	144
6,964	Lennar Corp., Class - A	531
83	Lennar Corp., Class - B	5
4,132	PulteGroup, Inc.	178
710	Roku, Inc.(a)	236
17,676	Toll Brothers, Inc.	769
		2,473
	Household Products — 1.76%
2,171	Church & Dwight Co., Inc.	189
18,737	Kimberly-Clark Corp.	2,526
428	Spectrum Brands Holdings, Inc.	34
1,218	The Clorox Co.	246
57,329	The Procter & Gamble Co.	7,977
		10,972
	Independent Power and Renewable Electricity Producers — 0.02%
5,313	Vistra Corp.	104
	Industrial Conglomerates — 0.89%
12,155	3M Co.	2,125
16,050	Honeywell International, Inc.	3,413
41	Roper Industries, Inc.	18
		5,556
	Insurance — 1.79%
23,465	Aflac, Inc.	1,043
560	Aon PLC, Class - A	118

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
3,483	Arthur J. Gallagher & Co.	$431
1,195	Assurant, Inc.	163
2,312	AXIS Capital Holdings Ltd.	117
1,344	Brown & Brown, Inc.	64
3,252	Cincinnati Financial Corp.	284
522	Erie Indemnity Co., Class - A	128
52,976	Fidelity National Financial, Inc.	2,071
1,497	Kemper Corp.	115
9,177	Lincoln National Corp.	462
2,577	Marsh & McLennan Companies, Inc.	302
2,536	Mercury General Corp.	132
26,353	MetLife, Inc.	1,237
7,077	Old Republic International Corp.	139
6,114	Prudential Financial, Inc.	477
26,534	The Allstate Corp.	2,918
2,945	The Progressive Corp.	291
2,164	W.R. Berkley Corp.	144
2,293	Willis Towers Watson PLC	483
		11,119
	Interactive Media & Services — 5.73%
7,357	Alphabet, Inc., Class - A(a)	12,894
4,583	Alphabet, Inc., Class - C(a)	8,029
51,914	Facebook, Inc., Class - A(a)	14,181
3,559	Zillow Group, Inc., Class - C(a)	462
		35,566
	Internet & Direct Marketing Retail — 4.38%
8,130	Amazon.com, Inc.(a)	26,479
15,824	eBay, Inc.	795
		27,274
	IT Services — 5.13%
2,831	Accenture PLC, Class - A	739
2,108	Akamai Technologies, Inc.(a)	221
1,853	Cognizant Technology Solutions Corp.	152
9,028	EPAM Systems, Inc.(a)	3,235
642	Fidelity National Information Services, Inc.	91
22,431	GoDaddy, Inc., Class - A(a)	1,861
1,829	Leidos Holdings, Inc.	192
18,311	MasterCard, Inc., Class - A	6,536
14,603	Okta, Inc.(a)	3,713
6,910	Paychex, Inc.	644
34,290	PayPal Holdings, Inc.(a)	8,031
10,501	The Western Union Co.	230
5,412	VeriSign, Inc.(a)	1,171
23,246	Visa, Inc., Class - A	5,085
43	WEX, Inc.(a)	9
		31,910
Shares	Security Description	Value (000)
	Leisure Products — 0.14%
1,780	Brunswick Corp.	$136
2,849	Hasbro, Inc.	266
10,271	Mattel, Inc.(a)	179
3,276	Polaris Inc.	313
		894
	Life Sciences Tools & Services — 1.00%
4,371	Agilent Technologies, Inc.	518
398	Bio-Rad Laboratories, Inc., Class - A(a)	232
1,294	Bruker Corp.	70
438	Charles River Laboratories International, Inc.(a)	109
710	IQVIA Holdings, Inc.(a)	127
2,796	Mettler-Toledo International, Inc.(a)	3,187
485	PerkinElmer, Inc.	70
2,339	QIAGEN N.V.(a)	124
3,456	Thermo Fisher Scientific, Inc.	1,610
720	Waters Corp.(a)	178
		6,225
	Machinery — 1.50%
11,054	AGCO Corp.	1,140
3,149	Allison Transmission Holdings, Inc.	136
12,196	Caterpillar, Inc.	2,219
4,945	Colfax Corp.(a)	189
5,428	Cummins, Inc.	1,233
53	Donaldson Companies, Inc.	3
4,752	Dover Corp.	600
1,740	Fortive Corp.	123
28	IDEX Corp.	6
6,910	Ingersoll-Rand, Inc.(a)	315
1,442	ITT, Inc.	111
1,244	Nordson Corp.	250
17,062	Oshkosh Corp.	1,469
7,507	Otis Worldwide Corp.	507
1,326	PACCAR, Inc.	114
1,693	Parker Hannifin Corp.	461
2,490	The Timken Co.	193
2,314	Trinity Industries, Inc.	61
1,711	Westinghouse Air Brake Technologies Corp.	125
485	Xylem, Inc.	49
		9,304
	Media — 1.38%
1,042	Charter Communications, Inc., Class - A(a)	689
123,826	Comcast Corp., Class - A	6,489
4,889	Fox Corp., Class - A	142
2,709	Liberty Broadband Corp., Class - C(a)	429
3,789	Omnicom Group, Inc.	236
15,400	ViacomCBS, Inc., Class - B	574
		8,559

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metals & Mining — 0.29%
18,550	Newmont Corp.	$1,112
8,225	Nucor Corp.	437
3,293	Southern Copper Corp.	214
1,912	Steel Dynamics, Inc.	70
		1,833
	Mortgage Real Estate Investment Trusts — 0.13%
19,854	AGNC Investment Corp.	310
40,328	Annaly Capital Management, Inc.	340
15,165	New Residential Investment Corp.	151
		801
	Multiline Retail — 0.68%
952	Dollar General Corp.	200
4,191	Dollar Tree, Inc.(a)	453
5,126	Ollie’s Bargain Outlet Holdings, Inc.(a)	419
17,745	Target Corp.	3,133
		4,205
	Multi-Utilities — 0.99%
2,674	Ameren Corp.	209
1,937	CMS Energy Corp.	118
1,642	Consolidated Edison, Inc.	119
24,990	Dominion Energy, Inc.	1,878
1,043	DTE Energy Co.	127
72,854	NiSource, Inc.	1,671
5,865	Public Service Enterprise Group, Inc.	342
951	Sempra Energy	121
17,371	WEC Energy Group, Inc.	1,599
		6,184
	Oil, Gas & Consumable Fuels — 1.34%
18,932	Antero Midstream Corp.	146
21,068	Cabot Oil & Gas Corp.	343
7,263	Cheniere Energy, Inc.(a)	436
19,851	Chevron Corp.	1,677
10,799	Cimarex Energy Co.	405
3,478	Concho Resources, Inc.	203
45,056	Continental Resources, Inc.	734
30,851	Devon Energy Corp.	488
3,995	EOG Resources, Inc.	199
7,396	EQT Corp.(a)	94
9,607	Exxon Mobil Corp.	396
16,993	Hess Corp.	897
11,538	Marathon Petroleum Corp.	477
26,124	Occidental Petroleum Corp.	452
6,401	ONEOK, Inc.	246
6,951	Targa Resources Corp.	183
41,203	The Williams Companies, Inc.	826
2,242	Valero Energy Corp.	127
		8,329
Shares	Security Description	Value (000)
	Personal Products — 0.07%
1,700	The Estee Lauder Companies, Inc.	$453
	Pharmaceuticals — 3.71%
40,491	Bristol-Myers Squibb Co.	2,512
1,441	Catalent, Inc.(a)	150
7,124	Elanco Animal Health, Inc.(a)	218
19,272	Eli Lilly & Co.	3,254
1,000	Jazz Pharmaceuticals PLC(a)	165
44,819	Johnson & Johnson	7,053
69,773	Merck & Co., Inc.	5,707
99,288	Pfizer, Inc.	3,655
12,319	Viatris, Inc.(a)	231
790	Zoetis, Inc.	131
		23,076
	Professional Services — 1.00%
3,297	CoStar Group, Inc.(a)	3,048
1,081	Equifax, Inc.	208
950	IHS Markit Ltd.	85
825	Robert Half International, Inc.	52
13,836	Versik Analytics, Inc., Class - A	2,872
		6,265
	Real Estate Management & Development — 0.07%
1,691	CBRE Group, Inc., Class - A(a)	106
4,563	Howard Hughes Corp.(a)	360
		466
	Road & Rail — 1.00%
327	AMERCO	148
1,337	CSX Corp.	121
2,655	Knight-Swift Transportation Holdings, Inc.	111
5,345	Norfolk Southern Corp.	1,271
1,462	Old Dominion Freight Line, Inc.	285
7,527	Ryder System, Inc.	465
18,473	Union Pacific Corp.	3,847
		6,248
	Semiconductors & Semiconductor Equipment — 4.13%
5,196	Advanced Micro Devices, Inc.(a)	477
21,151	Applied Materials, Inc.	1,825
2,567	Broadcom, Inc.	1,124
113,563	Intel Corp.	5,658
3,302	KLA Corp.	855
1,129	Lam Research Corp.	533
6,026	Marvell Technology Group Ltd.	286
5,918	Maxim Integrated Products, Inc.	525
2,758	Micron Technology, Inc.(a)	207
12,565	NVIDIA Corp.	6,561
9,772	QUALCOMM, Inc.	1,489
3,842	Skyworks Solutions, Inc.	587
23,905	Texas Instruments, Inc.	3,924
6,964	Universal Display Corp.	1,600

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
115	Xilinx, Inc.	$16
		25,667
	Software — 10.21%
12,361	Adobe, Inc.(a)	6,183
10,190	Autodesk, Inc.(a)	3,111
27,227	Manhattan Associates, Inc.(a)	2,864
144,589	Microsoft Corp.	32,160
68,518	Oracle Corp.	4,432
8,321	PAYCOM Software, Inc.(a)	3,763
12,765	Proofpoint, Inc.(a)	1,741
8,384	RingCentral, Inc., Class - A(a)	3,177
4,117	Salesforce.com, Inc.(a)	916
8,243	ServiceNow, Inc.(a)	4,538
668	Synopsys, Inc.(a)	173
1,225	Zoom Video Communications, Inc., Class - A(a)	413
		63,471
	Specialty Retail — 2.29%
1,187	Advance Auto Parts, Inc.	187
2,829	AutoNation, Inc.(a)	197
22	AutoZone, Inc.(a)	26
7,757	Best Buy Co., Inc.	774
631	Burlington Stores, Inc.(a)	165
4,224	CarMax, Inc.(a)	399
4,609	Dick’s Sporting Goods, Inc.	259
923	Five Below, Inc.(a)	162
37,859	Floor & Decor Holdings, Inc., Class - A(a)	3,516
3,466	Foot Locker, Inc.	140
6,524	L Brands, Inc.	243
3,541	Lowe’s Companies, Inc.	568
7,287	Penske Automotive Group, Inc.	433
1,818	Ross Stores, Inc.	223
17,296	The Home Depot, Inc.	4,595
21,249	The TJX Companies, Inc.	1,451
2,575	Tiffany & Co.	338
2,059	Tractor Supply Co.	289
3,016	Williams-Sonoma, Inc.	307
		14,272
	Technology Hardware, Storage & Peripherals — 7.10%
307,076	Apple, Inc.	40,747
115,623	HP, Inc.	2,843
2,448	NetApp, Inc.	162
6,217	Western Digital Corp.	344
		44,096
	Textiles, Apparel & Luxury Goods — 0.58%
6,619	Capri Holdings Ltd.(a)	278
1,404	Carter’s, Inc.	132
1,276	Columbia Sportswear Co.	111
Shares	Security Description	Value (000)
	Textiles, Apparel & Luxury Goods (continued)
30,504	Hanesbrands, Inc.	$445
9,274	NIKE, Inc., Class - B	1,313
1,533	Ralph Lauren Corp.	159
7,801	Tapestry, Inc.	242
12,187	Under Armour, Inc., Class - C(a)	181
9,131	V.F. Corp.	780
		3,641
	Thrifts & Mortgage Finance — 0.02%
7,171	TFS Financial Corp.	126
	Tobacco — 0.37%
36,600	Altria Group, Inc.	1,500
9,309	Philip Morris International, Inc.	771
		2,271
	Trading Companies & Distributors — 0.30%
20,048	Fastenal Co.	979
1,130	Watsco, Inc.	256
8,335	WESCO International, Inc.(a)	654
		1,889
	Water Utilities — 0.03%
1,178	American Water Works Co., Inc.	181
	Wireless Telecommunication Services — 0.60%
27,892	T-Mobile US, Inc.(a)	3,761
	Total Common Stocks	613,655
	Contingent Right — 0.00%
	Pharmaceuticals — 0.00%
10	Bristol-Myers Squibb Co. CVR, 03/31/21(a)	—
	Total Contingent Right	—
	Investment Companies — 1.28%
384,160	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(b)	384
7,572,514	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(b)	7,573
	Total Investment Companies	7,957
	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	126
	Total Investments (cost $324,844) — 99.96%	621,738
	Other assets in excess of liabilities — 0.04%	266
	Net Assets — 100.00%	$622,004

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2020. The total value of securities on loan as of December 31, 2020, was $376 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2020.

(a)	Represents non-income producing security.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

(b)	The rate disclosed is the rate in effect on December 31, 2020.

As of December 31, 2020, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.

REIT—Real Estate Investment Trust

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	17	3/19/21	$3,186	$64
E-Mini S&P Midcap 400 Future	17	3/19/21	3,916	76
			$7,102	$140
	Total Unrealized Appreciation			$140
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$140

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	7	$963	$2,750.00	1/15/21	$—
E-Mini S&P 500 Future Option	Put	14	2,170	3,100.00	1/15/21	(2)
E-Mini S&P 500 Future Option	Put	7	1,089	3,110.00	1/15/21	(1)
E-Mini S&P 500 Future Option	Put	14	2,212	3,160.00	1/15/21	(2)
E-Mini S&P 500 Future Option	Put	7	1,138	3,250.00	1/15/21	(1)
E-Mini S&P 500 Future Option	Put	21	3,360	3,200.00	1/29/21	(7)
E-Mini S&P 500 Future Option	Put	14	2,345	3,350.00	1/29/21	(9)
E-Mini S&P 500 Future Option	Put	14	2,275	3,250.00	1/29/21	(6)
E-Mini S&P 500 Future Option	Put	6	1,008	3,360.00	1/29/21	(4)
E-Mini S&P 500 Future Option	Put	7	1,162	3,320.00	1/29/21	(4)
E-Mini S&P 500 Future Option	Put	6	990	3,300.00	1/29/21	(3)
E-Mini S&P 500 Future Option	Put	7	1,148	3,280.00	1/29/21	(3)
E-Mini S&P 500 Future Option	Put	6	975	3,250.00	2/19/21	(5)
E-Mini S&P 500 Future Option	Put	14	2,415	3,450.00	2/19/21	(25)
E-Mini S&P 500 Future Option	Put	20	3,200	3,200.00	2/19/21	(16)
E-Mini S&P 500 Future Option	Put	14	2,310	3,300.00	2/19/21	(15)
E-Mini S&P 500 Future Option	Put	6	969	3,230.00	2/19/21	(5)
E-Mini S&P 500 Future Option	Put	14	2,380	3,400.00	2/26/21	(25)
E-Mini S&P 500 Future Option	Put	7	1,155	3,300.00	2/26/21	(9)
E-Mini S&P 500 Future Option	Put	14	2,359	3,370.00	3/19/21	(35)
						$(177)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

Exchanged-traded options on futures contacts purchased as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	7	$1,173	$3,350.00	1/15/21	$2
E-Mini S&P 500 Future Option	Put	7	1,190	3,400.00	1/15/21	2
E-Mini S&P 500 Future Option	Put	7	1,208	3,450.00	1/29/21	7
E-Mini S&P 500 Future Option	Put	7	1,243	3,550.00	1/29/21	10
E-Mini S&P 500 Future Option	Put	7	1,243	3,550.00	2/19/21	18
E-Mini S&P 500 Future Option	Put	7	1,278	3,650.00	2/19/21	25
E-Mini S&P 500 Future Option	Put	7	1,278	3,650.00	2/26/21	28
E-Mini S&P 500 Future Option	Put	7	1,278	3,650.00	3/19/21	34
						$126

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.44%
	Aerospace & Defense — 1.29%
890	BWX Technologies, Inc.	$54
5,461	General Dynamics Corp.	813
391	HEICO Corp.	52
728	HEICO Corp., Class - A	85
2,104	Huntington Ingalls Industries, Inc.	359
4,826	L3Harris Technologies, Inc.	912
5,693	Lockheed Martin Corp.	2,021
1,511	Northrop Grumman Corp.	460
33,522	Raytheon Technologies Corp.	2,397
52,945	Safran SA, ADR(a)	1,877
5,365	The Boeing Co.	1,148
475	TransDigm Group, Inc.(a)	294
19,254	Virgin Galactic Holdings, Inc.^(a)	457
		10,929
	Air Freight & Logistics — 0.24%
7,376	C.H. Robinson Worldwide, Inc.	692
4,946	Expeditors International of Washington, Inc.	470
7,548	XPO Logistics, Inc.(a)	901
		2,063
	Airlines — 0.21%
12,994	Alaska Air Group, Inc.	676
18,665	Delta Air Lines, Inc.	750
27,293	JetBlue Airways Corp.(a)	397
		1,823
	Automobiles — 2.26%
71,725	Ford Motor Co.	630
26,272	Tesla, Inc.(a)	18,540
		19,170
	Banks — 2.30%
3,139	Bank of America Corp.	95
13,206	Bank OZK	413
61,197	Citigroup, Inc.	3,774
13,240	Citizens Financial Group, Inc.	473
40,559	Comerica, Inc.	2,266
1,150	Cullen/Frost Bankers, Inc.	100
29,928	East West Bancorp, Inc.	1,518
86,090	First Horizon Corp.	1,099
3,853	First Republic Bank	566
36,888	Huntington Bancshares, Inc.	466
24,784	JPMorgan Chase & Co.	3,149
74,674	KeyCorp	1,225
5,691	Prosperity Bancshares, Inc.	395
110,003	Regions Financial Corp.	1,773
209	SVB Financial Group(a)	81
49,126	Zions Bancorp NA	2,134
		19,527
Shares	Security Description	Value (000)
	Beverages — 1.20%
7,236	Brown-Forman Corp., Class - B	$575
7,881	Molson Coors Beverage Co., Class - B	356
8,931	Monster Beverage Corp.(a)	826
29,046	PepsiCo, Inc.	4,308
74,917	The Coca-Cola Co.	4,108
		10,173
	Biotechnology — 2.14%
6,913	AbbVie, Inc.	741
6,006	Acceleron Pharma, Inc.(a)	768
16,811	Agios Pharmaceuticals, Inc.(a)	728
9,107	Alnylam Pharmaceuticals, Inc.(a)	1,184
16,356	Amgen, Inc.	3,761
19,143	Bluebird Bio, Inc.(a)	828
10,660	Ionis Pharmaceuticals, Inc.(a)	603
19,253	Moderna, Inc.(a)	2,011
14,463	Neurocrine Biosciences, Inc.(a)	1,386
2,019	Regeneron Pharmaceuticals, Inc.(a)	975
21,888	Sage Therapeutics, Inc.(a)	1,894
3,638	Sarepta Therapeutics, Inc.(a)	620
1,014	Seagen, Inc.(a)	178
10,579	Vertex Pharmaceuticals, Inc.(a)	2,500
		18,177
	Building Products — 0.27%
404	Armstrong World Industries, Inc.	30
17,452	Carrier Global Corp.	658
1,215	Lennox International, Inc.	333
50,415	Resideo Technologies, Inc.(a)	1,072
1,218	Trane Technologies PLC	177
		2,270
	Capital Markets — 2.14%
1,624	BlackRock, Inc., Class - A	1,172
2,554	CBOE Global Markets, Inc.	238
6,242	CME Group, Inc.	1,136
1,203	FactSet Research Systems, Inc.	400
2,582	Intercontinental Exchange, Inc.	298
143,372	Invesco Ltd.	2,499
18,395	Janus Henderson Group PLC	598
5,371	LPL Financial Holdings, Inc.	560
349	MarketAxess Holdings, Inc.	199
1,577	Moody’s Corp.	458
31,488	Morgan Stanley	2,158
390	Morningstar, Inc.	90
838	MSCI, Inc.	374
14,040	S&P Global, Inc.	4,615
2,032	T. Rowe Price Group, Inc.	308
16,324	The Charles Schwab Corp.	866
5,792	The Goldman Sachs Group, Inc.	1,527

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
28,121	Virtu Financial, Inc., Class - A	$708
		18,204
	Chemicals — 1.64%
3,430	Air Products & Chemicals, Inc.	937
13,075	CF Industries Holdings, Inc.	506
11,817	Dow, Inc.	656
30,407	Ecolab, Inc.	6,579
999	FMC Corp.	115
3,244	Linde PLC	855
28,629	LyondellBasell Industries N.V., Class - A	2,624
19,809	The Chemours Co.	491
1,584	The Sherwin-Williams Co.	1,164
		13,927
	Commercial Services & Supplies — 0.28%
2,552	Cintas Corp.	902
6,652	Copart, Inc.(a)	846
1,301	IAA, Inc.(a)	85
6,507	Rollins, Inc.	254
2,752	Waste Connections, Inc.	282
		2,369
	Communications Equipment — 0.61%
1,194	Arista Networks, Inc.(a)	347
101,754	Cisco Systems, Inc.	4,553
885	F5 Networks, Inc.(a)	156
153	Motorola Solutions, Inc.	26
377	Palo Alto Networks, Inc.(a)	134
		5,216
	Construction & Engineering — 0.04%
2,650	Jacobs Engineering Group, Inc.	289
374	Quanta Services, Inc.	27
		316
	Consumer Finance — 0.21%
95	Credit Acceptance Corp.(a)	33
141,214	SLM Corp.	1,750
		1,783
	Containers & Packaging — 0.09%
27,178	Amcor PLC	320
1,280	AptarGroup, Inc.	175
747	Avery Dennison Corp.	116
841	Packaging Corporation of America	116
		727
	Distributors — 0.05%
2,966	Genuine Parts Co.	298
381	Pool Corp.	142
		440
Shares	Security Description	Value (000)
	Diversified Consumer Services — 0.03%
516	Bright Horizons Family Solutions, Inc.(a)	$89
1,727	Service Corp. International	85
1,276	Terminix Global Holdings, Inc.(a)	65
		239
	Diversified Financial Services — 0.73%
14,505	Berkshire Hathaway, Inc., Class - B(a)	3,363
34,972	Equitable Holdings, Inc.	895
32,550	Voya Financial, Inc.	1,914
		6,172
	Diversified Telecommunication Services — 0.40%
122,941	CenturyLink, Inc.	1,199
37,104	Verizon Communications, Inc.	2,180
		3,379
	Electric Utilities — 0.86%
15,796	Edison International	992
60,365	FirstEnergy Corp.	1,848
23,487	Hawaiian Electric Industries, Inc.	831
4,256	NextEra Energy, Inc.	328
18,697	OGE Energy Corp.	596
57,416	PG&E Corp.(a)	715
70,974	PPL Corp.	2,002
		7,312
	Electrical Equipment — 0.25%
5,157	AMETEK, Inc.	624
13,294	Emerson Electric Co.	1,067
1,210	Hubbell, Inc.	190
931	Rockwell Automation, Inc.	234
		2,115
	Electronic Equipment, Instruments & Components — 0.19%
6,568	Amphenol Corp., Class - A	859
1,465	CDW Corp.	193
2,918	FLIR Systems, Inc.	128
1,757	Trimble, Inc.(a)	117
2,834	Vontier Corp.(a)	95
493	Zebra Technologies Corp.(a)	189
		1,581
	Energy Equipment & Services — 0.07%
25,809	Schlumberger Ltd.	563
	Entertainment — 1.71%
17,851	Netflix, Inc.(a)	9,652
10,233	Spotify Technology SA(a)	3,220
9,160	The Walt Disney Co.(a)	1,660
		14,532
	Equity Real Estate Investment Trusts — 2.04%
529	American Tower Corp.	119
16,503	Equinix, Inc.	11,786
21,602	Equity Commonwealth	589

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
1,608	Equity Lifestyle Properties, Inc.	$102
41,651	Healthpeak Properties, Inc.	1,259
52,271	SITE Centers Corp.	529
40,605	Ventas, Inc.	1,991
25,254	Vornado Realty Trust	943
		17,318
	Food & Staples Retailing — 1.50%
18,486	Costco Wholesale Corp.	6,965
11,656	Sysco Corp.	866
9,624	Walgreens Boots Alliance, Inc.	384
31,287	Walmart, Inc.	4,510
		12,725
	Food Products — 0.84%
70,463	Conagra Brands, Inc.	2,555
3,603	Flowers Foods, Inc.	82
5,224	Hormel Foods Corp.	243
413	Lamb Weston Holding, Inc.	33
5,092	McCormick & Company, Inc.	487
56,218	Mondelez International, Inc., Class - A	3,286
1,045	The Hershey Co.	159
2,332	The J.M. Smucker Co.	270
		7,115
	Gas Utilities — 0.35%
34,942	National Fuel Gas Co.	1,437
42,971	UGI Corp.	1,502
		2,939
	Health Care Equipment & Supplies — 3.00%
34,185	Abbott Laboratories	3,742
372	Abiomed, Inc.(a)	121
11,112	Baxter International, Inc.	892
6,721	Becton, Dickinson & Co.	1,682
10,892	Boston Scientific Corp.(a)	392
20,328	Danaher Corp.	4,515
3,939	Dexcom, Inc.(a)	1,456
37,637	Edwards Lifesciences Corp.(a)	3,434
584	Hill-Rom Holdings, Inc.	57
2,690	IDEXX Laboratories, Inc.(a)	1,345
4,773	Intuitive Surgical, Inc.(a)	3,905
1,280	Medtronic PLC	150
4,072	ResMed, Inc.	866
9,642	Stryker Corp.	2,362
3,346	Zimmer Biomet Holdings, Inc.	516
		25,435
	Health Care Providers & Services — 2.24%
22,388	Acadia Healthcare Company, Inc.(a)	1,125
5,215	Anthem, Inc.	1,674
1,650	Centene Corp.(a)	99
Shares	Security Description	Value (000)
	Health Care Providers & Services (continued)
768	Cigna Corp.	$160
25,863	CVS Health Corp.	1,766
3,283	Henry Schein, Inc.(a)	220
2,855	Humana, Inc.	1,171
1,952	Laboratory Corporation of America Holdings(a)	397
4,595	McKesson Corp.	799
2,799	Quest Diagnostics, Inc.	334
32,028	UnitedHealth Group, Inc.	11,233
		18,978
	Health Care Technology — 0.59%
51,381	Cerner Corp.	4,032
1,517	Teladoc Health, Inc.(a)	303
2,596	Veeva Systems, Inc., Class - A(a)	707
		5,042
	Hotels, Restaurants & Leisure — 1.65%
907	Airbnb, Inc., Class - A(a)	133
1,800	Chipotle Mexican Grill, Inc.(a)	2,496
1,046	Choice Hotels International, Inc.	112
2,110	Marriott International, Inc., Class - A	278
99,402	Starbucks Corp.	10,634
310	Vail Resorts, Inc.	86
5,019	Yum China Holdings, Inc.	287
		14,026
	Household Durables — 0.03%
2,470	Garmin Ltd.	296
	Household Products — 1.08%
5,143	Church & Dwight Co., Inc.	449
17,683	Colgate-Palmolive Co.	1,512
7,129	Kimberly-Clark Corp.	961
2,554	The Clorox Co.	516
41,123	The Procter & Gamble Co.	5,721
		9,159
	Independent Power and Renewable Electricity Producers — 0.16%
36,550	NRG Energy, Inc.	1,372
	Industrial Conglomerates — 0.61%
12,543	3M Co.	2,191
93,298	General Electric Co.	1,008
4,278	Honeywell International, Inc.	910
2,488	Roper Industries, Inc.	1,073
		5,182
	Insurance — 1.86%
9,715	Aflac, Inc.	432
7,992	Aon PLC, Class - A	1,688
1,155	Arthur J. Gallagher & Co.	143
16,505	AXIS Capital Holdings Ltd.	832
11,297	Chubb Ltd.	1,738

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
171	Erie Indemnity Co., Class - A	$42
9,236	Fidelity National Financial, Inc.	361
43,476	Lincoln National Corp.	2,187
15,337	Marsh & McLennan Companies, Inc.	1,794
22,534	Principal Financial Group, Inc.	1,118
4,893	Prudential Financial, Inc.	382
14,254	Reinsurance Group of America	1,652
13,105	The Allstate Corp.	1,441
5,631	The Progressive Corp.	557
6,974	The Travelers Companies, Inc.	979
15,794	Unum Group	362
		15,708
	Interactive Media & Services — 5.86%
5,857	Alphabet, Inc., Class - A(a)	10,265
10,148	Alphabet, Inc., Class - C(a)	17,779
53,210	Facebook, Inc., Class - A(a)	14,535
646	IAC/InterActive Corp.(a)	122
32,495	Match Group, Inc.(a)	4,912
29,138	Tencent Holdings Ltd., ADR	2,095
		49,708
	Internet & Direct Marketing Retail — 5.41%
12,760	Amazon.com, Inc.(a)	41,559
1,528	Booking Holdings, Inc.(a)	3,403
15,104	Farfetch Ltd., Class - A(a)	964
		45,926
	IT Services — 10.00%
12,354	Accenture PLC, Class - A	3,227
70,061	Adyen N.V., ADR(a)	3,251
61,269	Automatic Data Processing, Inc.	10,797
1,297	Booz Allen Hamilton Holding Corp.	113
2,371	Broadridge Financial Solutions, Inc.	363
2,941	Cognizant Technology Solutions Corp.	241
756	Fiserv, Inc.(a)	86
5,691	FleetCor Technologies, Inc.(a)	1,553
7,975	Global Payments, Inc.	1,718
780	GoDaddy, Inc., Class - A(a)	65
1,598	Jack Henry & Associates, Inc.	259
26,144	MasterCard, Inc., Class - A	9,331
19,033	Okta, Inc.(a)	4,839
57,072	PayPal Holdings, Inc.(a)	13,367
5,266	Shopify, Inc.(a)	5,961
4,094	Snowflake, Inc., Class - A(a)	1,152
12,347	Square, Inc., Class - A(a)	2,687
9,041	Twilio, Inc., Class - A(a)	3,060
104,725	Visa, Inc., Class - A	22,907
		84,977
Shares	Security Description	Value (000)
	Leisure Products — 0.23%
11,973	Peloton Interactive, Inc., Class - A(a)	$1,817
1,422	Polaris Inc.	135
		1,952
	Life Sciences Tools & Services — 0.80%
1,141	Bio-Techne Corp.	362
440	Bruker Corp.	24
1,402	Illumina, Inc.(a)	519
758	Mettler-Toledo International, Inc.(a)	864
239	PerkinElmer, Inc.	34
9,568	Thermo Fisher Scientific, Inc.	4,457
2,297	Waters Corp.(a)	568
		6,828
	Machinery — 1.50%
9,555	Caterpillar, Inc.	1,738
4,840	Deere & Co.	1,302
3,369	Dover Corp.	425
7,085	Fortive Corp.	502
34,446	Gates Industrial Corp. PLC(a)	440
1,569	Graco, Inc.	114
2,179	IDEX Corp.	434
8,257	Illinois Tool Works, Inc.	1,683
17,092	Ingersoll-Rand, Inc.(a)	779
506	Nordson Corp.	102
8,726	Otis Worldwide Corp.	589
16,178	PACCAR, Inc.	1,396
11,372	The Middleby Corp.(a)	1,466
927	The Toro Co.	88
16,855	Westinghouse Air Brake Technologies Corp.	1,234
4,438	Xylem, Inc.	452
		12,744
	Media — 1.07%
610	Charter Communications, Inc., Class - A(a)	404
58,598	Comcast Corp., Class - A	3,070
17,467	Discovery, Inc.(a)	526
2,377	Liberty Broadband Corp., Class - C(a)	376
4,935	Omnicom Group, Inc.	308
37,013	Sinclair Broadcast Group, Inc., Class - A	1,179
17,241	The Interpublic Group of Companies, Inc.	406
74,543	ViacomCBS, Inc., Class - B	2,777
		9,046
	Metals & Mining — 0.10%
13,795	Newmont Corp.	826
	Mortgage Real Estate Investment Trusts — 0.45%
45,247	AGNC Investment Corp.	706
49,025	Annaly Capital Management, Inc.	414
191,150	New Residential Investment Corp.	1,900
20,515	Starwood Property Trust, Inc.	396

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (continued)
59,387	Two Harbors Investment Corp.	$378
		3,794
	Multiline Retail — 0.11%
939	Dollar General Corp.	197
4,517	Dollar Tree, Inc.(a)	489
1,575	Target Corp.	278
		964
	Multi-Utilities — 0.80%
84,210	CenterPoint Energy, Inc.	1,822
4,870	Consolidated Edison, Inc.	352
35,529	Dominion Energy, Inc.	2,672
15,797	DTE Energy Co.	1,918
		6,764
	Oil, Gas & Consumable Fuels — 1.31%
54,988	Antero Midstream Corp.	424
6,691	Chevron Corp.	565
11,726	Concho Resources, Inc.	684
47,186	ConocoPhillips	1,887
41,773	EQT Corp.(a)	531
31,557	Equitrans Midstream Corp.	254
142,438	Marathon Oil Corp.	950
13,944	ONEOK, Inc.	535
37,063	Parsley Energy, Inc., Class - A	526
129,720	Range Resources Corp.(a)	869
28,597	Targa Resources Corp.	754
94,273	The Williams Companies, Inc.	1,891
153,610	WPX Energy, Inc.(a)	1,252
		11,122
	Personal Products — 0.54%
17,210	The Estee Lauder Companies, Inc.	4,581
	Pharmaceuticals — 2.69%
35,026	AstraZeneca PLC, ADR	1,751
61,477	Bristol-Myers Squibb Co.	3,813
19,396	Eli Lilly & Co.	3,275
32,188	Johnson & Johnson	5,066
55,581	Merck & Co., Inc.	4,547
49,218	Novo Nordisk A/S, Class - B, ADR	3,438
4,764	Pfizer, Inc.	175
591	Viatris, Inc.(a)	11
4,788	Zoetis, Inc.	792
		22,868
	Professional Services — 0.21%
331	CoStar Group, Inc.(a)	306
2,353	Equifax, Inc.	454
4,977	IHS Markit Ltd.	447
Shares	Security Description	Value (000)
	Professional Services (continued)
2,931	Versik Analytics, Inc., Class - A	$608
		1,815
	Real Estate Management & Development — 0.01%
1,272	CBRE Group, Inc., Class - A(a)	80
	Road & Rail — 1.78%
916	AMERCO	416
49,103	CSX Corp.	4,456
1,303	Landstar System, Inc.	175
562	Old Dominion Freight Line, Inc.	110
59,687	Uber Technologies, Inc.(a)	3,044
33,057	Union Pacific Corp.	6,883
		15,084
	Semiconductors & Semiconductor Equipment — 4.03%
96,872	Advanced Micro Devices, Inc.(a)	8,883
7,262	Analog Devices, Inc.	1,073
6,209	Applied Materials, Inc.	536
3,425	Broadcom, Inc.	1,500
73,074	Intel Corp.	3,641
1,378	KLA Corp.	357
1,153	Lam Research Corp.	545
28,189	Marvell Technology Group Ltd.	1,340
2,547	Maxim Integrated Products, Inc.	226
1,854	Microchip Technology, Inc.	256
7,602	Micron Technology, Inc.(a)	572
15,479	NVIDIA Corp.	8,082
3,257	ON Semiconductor Corp.(a)	107
30,091	QUALCOMM, Inc.	4,584
1,736	SolarEdge Technologies, Inc.(a)	554
9,164	Texas Instruments, Inc.	1,504
2,830	Xilinx, Inc.	401
		34,161
	Software — 11.37%
12,173	Adobe, Inc.(a)	6,088
1,974	ANSYS, Inc.(a)	718
9,953	Atlassian Corp. PLC, Class - A(a)	2,328
3,967	Citrix Systems, Inc.	516
5,165	Coupa Software, Inc.(a)	1,750
14,054	Crowdstrike Holdings, Inc., Class - A(a)	2,977
1,303	Fortinet, Inc.(a)	194
5,422	Intuit, Inc.	2,060
213,565	Microsoft Corp.	47,501
63,347	Oracle Corp.	4,098
2,958	RingCentral, Inc., Class - A(a)	1,121
74,898	Salesforce.com, Inc.(a)	16,667
4,177	SAP AG, ADR	545
4,265	ServiceNow, Inc.(a)	2,348
10,002	Splunk, Inc.(a)	1,699
1,391	SS&C Technologies Holdings, Inc.	101

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
151	Synopsys, Inc.(a)	$39
2,348	The Trade Desk, Inc., Class - A(a)	1,881
1,831	VMware, Inc., Class - A(a)	257
13,169	Workday, Inc., Class - A(a)	3,156
1,934	Zoom Video Communications, Inc., Class - A(a)	652
		96,696
	Specialty Retail — 2.73%
854	Advance Auto Parts, Inc.	135
597	AutoZone, Inc.(a)	708
6,005	Best Buy Co., Inc.	599
376	Burlington Stores, Inc.(a)	98
3,673	Carvana Co.(a)	880
56,169	Lowe’s Companies, Inc.	9,015
1,946	O’Reilly Automotive, Inc.(a)	881
9,045	Ross Stores, Inc.	1,111
12,871	The Home Depot, Inc.	3,419
80,499	The TJX Companies, Inc.	5,496
2,234	Tiffany & Co.	294
1,256	Tractor Supply Co.	177
1,253	Ulta Beauty, Inc.(a)	360
		23,173
	Technology Hardware, Storage & Peripherals — 6.61%
423,417	Apple, Inc.	56,183
	Textiles, Apparel & Luxury Goods — 2.18%
36,363	Kering SA, ADR	2,635
960	Kontoor Brands, Inc.	39
12,283	Lululemon Athletica, Inc.(a)	4,275
18,584	LVMH Moet Hennessy Louis Vuitton SE, ADR	2,318
61,400	NIKE, Inc., Class - B	8,686
6,722	V.F. Corp.	574
		18,527
Shares	Security Description	Value (000)
	Tobacco — 0.17%
17,508	Philip Morris International, Inc.	$1,449
	Trading Companies & Distributors — 0.27%
23,095	Air Lease Corp.	1,026
14,448	Fastenal Co.	705
909	MSC Industrial Direct Co., Inc.	77
1,221	W.W. Grainger, Inc.	499
		2,307
	Transportation Infrastructure — 0.05%
10,938	Macquarie Infrastructure Corp.	411
	Total Common Stocks	810,288
	Investment Companies — 3.77%
466,480	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(b)	466
31,537,860	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(b)	31,538
	Total Investment Companies	32,004
	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	168
	Total Investments (cost $309,064) — 99.23%	842,460
	Other assets in excess of liabilities — 0.77%	6,538
	Net Assets — 100.00%	$848,998

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2020. The total value of securities on loan as of December 31, 2020, was $452 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2020.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2020.

ADR—American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	22.61%	72.83%	95.44%
Investment Companies	—	3.77%	3.77%
Purchased Options on Futures	—	0.02%	0.02%
Other Assets (Liabilities)	0.31%	0.46%	0.77%
Total Net Assets	22.92%	77.08%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	106	3/19/21	$27,317	$1,026
E-Mini S&P 500 Future	33	3/19/21	6,186	145
			$33,503	$1,171
	Total Unrealized Appreciation			$1,171
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$1,171

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	10	$1,555	$3,110.00	1/15/21	$(1)
E-Mini S&P 500 Future Option	Put	20	3,160	3,160.00	1/15/21	(3)
E-Mini S&P 500 Future Option	Put	20	3,100	3,100.00	1/15/21	(2)
E-Mini S&P 500 Future Option	Put	10	1,375	2,750.00	1/15/21	—
E-Mini S&P 500 Future Option	Put	9	1,463	3,250.00	1/15/21	(2)
E-Mini S&P 500 Future Option	Put	20	3,250	3,250.00	1/29/21	(9)
E-Mini S&P 500 Future Option	Put	9	1,476	3,280.00	1/29/21	(4)
E-Mini S&P 500 Future Option	Put	29	4,640	3,200.00	1/29/21	(10)
E-Mini S&P 500 Future Option	Put	18	3,015	3,350.00	1/29/21	(11)
E-Mini S&P 500 Future Option	Put	10	1,680	3,360.00	1/29/21	(7)
E-Mini S&P 500 Future Option	Put	10	1,660	3,320.00	1/29/21	(6)
E-Mini S&P 500 Future Option	Put	9	1,485	3,300.00	1/29/21	(5)
E-Mini S&P 500 Future Option	Put	9	1,463	3,250.00	2/19/21	(8)
E-Mini S&P 500 Future Option	Put	10	1,615	3,230.00	2/19/21	(9)
E-Mini S&P 500 Future Option	Put	29	4,640	3,200.00	2/19/21	(22)
E-Mini S&P 500 Future Option	Put	18	2,970	3,300.00	2/19/21	(19)
E-Mini S&P 500 Future Option	Put	18	3,105	3,450.00	2/19/21	(32)
E-Mini S&P 500 Future Option	Put	18	3,060	3,400.00	2/26/21	(32)
E-Mini S&P 500 Future Option	Put	10	1,650	3,300.00	2/26/21	(13)
E-Mini S&P 500 Future Option	Put	20	3,370	3,370.00	3/19/21	(49)
						$(244)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

Exchanged-traded options on futures contacts purchased as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	10	$1,675	$3,350.00	1/15/21	$2
E-Mini S&P 500 Future Option	Put	10	1,700	3,400.00	1/15/21	3
E-Mini S&P 500 Future Option	Put	10	1,725	3,450.00	1/29/21	10
E-Mini S&P 500 Future Option	Put	9	1,598	3,550.00	1/29/21	13
E-Mini S&P 500 Future Option	Put	9	1,643	3,650.00	2/19/21	32
E-Mini S&P 500 Future Option	Put	9	1,598	3,550.00	2/19/21	23
E-Mini S&P 500 Future Option	Put	9	1,643	3,650.00	2/26/21	35
E-Mini S&P 500 Future Option	Put	10	1,825	3,650.00	3/19/21	50
						$168

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 87.23%
	Aerospace & Defense — 1.09%
11,778	General Dynamics Corp.	$1,753
1,981	HEICO Corp.	262
3,035	HEICO Corp., Class - A	355
16,457	Howmet Aerospace, Inc.(a)	470
3,358	Huntington Ingalls Industries, Inc.	573
11,355	L3Harris Technologies, Inc.	2,146
11,684	Lockheed Martin Corp.	4,148
8,254	Northrop Grumman Corp.	2,515
65,233	Raytheon Technologies Corp.	4,665
52,535	Safran SA, ADR(a)	1,863
1,621	Teledyne Technologies, Inc.(a)	635
9,563	Textron, Inc.	462
22,900	The Boeing Co.	4,902
6,989	TransDigm Group, Inc.(a)	4,325
		29,074
	Air Freight & Logistics — 0.52%
12,935	C.H. Robinson Worldwide, Inc.	1,214
13,320	Expeditors International of Washington, Inc.	1,267
20,457	FedEx Corp.	5,311
32,996	United Parcel Service, Inc., Class - B	5,556
3,832	XPO Logistics, Inc.(a)	457
		13,805
	Airlines — 0.02%
6,711	Delta Air Lines, Inc.	270
6,837	Southwest Airlines Co.	319
		589
	Auto Components — 0.10%
11,506	Aptiv PLC	1,499
3,588	Autoliv, Inc.	330
10,635	BorgWarner, Inc.	411
2,381	Lear Corp.	379
		2,619
	Automobiles — 1.49%
166,537	Ford Motor Co.	1,464
54,947	General Motors Co.	2,288
50,818	Tesla, Inc.(a)	35,861
		39,613
	Banks — 2.18%
333,773	Bank of America Corp.	10,117
88,909	Citigroup, Inc.	5,482
18,997	Citizens Financial Group, Inc.	679
30,180	Fifth Third Bancorp	832
7,845	First Republic Bank	1,153
42,796	Huntington Bancshares, Inc.	541
153,876	JPMorgan Chase & Co.	19,553
43,443	KeyCorp	713
5,427	M&T Bank Corp.	691
Shares	Security Description	Value (000)
	Banks (continued)
18,114	PNC Financial Services Group, Inc.	$2,699
42,727	Regions Financial Corp.	689
2,192	SVB Financial Group(a)	850
57,507	Truist Financial Corp.	2,756
57,850	U.S. Bancorp	2,695
277,029	Wells Fargo & Co.	8,360
		57,810
	Beverages — 1.14%
20,105	Brown-Forman Corp., Class - B	1,597
9,039	Constellation Brands, Inc., Class - A	1,980
48,743	Keurig Dr Pepper, Inc.	1,560
20,905	Molson Coors Beverage Co., Class - B	945
50,223	Monster Beverage Corp.(a)	4,645
63,297	PepsiCo, Inc.	9,387
187,555	The Coca-Cola Co.	10,284
		30,398
	Biotechnology — 1.56%
80,240	AbbVie, Inc.	8,597
11,894	Alexion Pharmaceuticals, Inc.(a)	1,858
7,648	Alnylam Pharmaceuticals, Inc.(a)	995
26,998	Amgen, Inc.	6,206
8,123	Biogen, Inc.(a)	1,989
9,130	BioMarin Pharmaceutical, Inc.(a)	801
6,752	Exact Sciences Corp.(a)	895
63,370	Gilead Sciences, Inc.	3,692
13,496	Incyte Corp.(a)	1,174
8,314	Ionis Pharmaceuticals, Inc.(a)	470
22,545	Moderna, Inc.(a)	2,355
6,874	Neurocrine Biosciences, Inc.(a)	658
5,514	Regeneron Pharmaceuticals, Inc.(a)	2,664
6,678	Sarepta Therapeutics, Inc.(a)	1,139
7,422	Seagen, Inc.(a)	1,300
20,032	Vertex Pharmaceuticals, Inc.(a)	4,735
73,619	Vitrolife AB(a)	1,932
		41,460
	Building Products — 0.33%
16,168	A.O. Smith Corp.	886
3,865	Allegion PLC	450
35,056	Carrier Global Corp.	1,322
6,050	Fortune Brands Home & Security, Inc.	519
36,762	Johnson Controls International PLC	1,713
3,504	Lennox International, Inc.	960
12,886	Masco Corp.	708
4,679	Owens Corning	354
11,302	Trane Technologies PLC	1,641
		8,553

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets — 2.59%
5,117	Ameriprise Financial, Inc.	$994
7,451	Apollo Global Management, Inc.	365
6,511	BlackRock, Inc., Class - A	4,697
11,715	CBOE Global Markets, Inc.	1,090
29,805	CME Group, Inc.	5,426
10,987	FactSet Research Systems, Inc.	3,654
12,830	Franklin Resources, Inc.	321
61,889	Intercontinental Exchange, Inc.	7,135
16,190	Invesco Ltd.	282
21,401	KKR & Co., Inc., Class - A	867
2,917	MarketAxess Holdings, Inc.	1,664
19,032	Moody’s Corp.	5,524
57,869	Morgan Stanley	3,966
10,089	MSCI, Inc.	4,505
6,348	Nasdaq, Inc.	843
8,370	Northern Trust Corp.	780
5,184	Raymond James Financial, Inc.	496
36,925	S&P Global, Inc.	12,137
5,171	SEI Investments Co.	297
15,001	State Street Corp.	1,092
9,674	T. Rowe Price Group, Inc.	1,465
33,970	The Bank of New York Mellon Corp.	1,442
28,615	The Blackstone Group, Inc., Class - A	1,855
6,301	The Carlyle Group, Inc.	198
65,263	The Charles Schwab Corp.	3,462
13,953	The Goldman Sachs Group, Inc.	3,680
9,841	Tradeweb Markets, Inc., Class - A	614
		68,851
	Chemicals — 1.32%
9,754	Air Products & Chemicals, Inc.	2,664
4,493	Albemarle Corp.	663
9,695	Axalta Coating Systems Ltd.(a)	277
5,266	Celanese Corp., Series A	684
9,270	CF Industries Holdings, Inc.	359
31,885	Corteva, Inc.	1,235
31,596	Dow, Inc.	1,754
31,301	DuPont de Nemours, Inc.	2,226
5,946	Eastman Chemical Co.	596
11,282	Ecolab, Inc.	2,441
5,766	FMC Corp.	663
6,690	International Flavors & Fragrances, Inc.^	728
731	Linde PLC	193
35,932	Linde PLC	9,468
11,367	LyondellBasell Industries N.V., Class - A	1,042
11,628	PPG Industries, Inc.	1,677
7,127	RPM International, Inc.	647
16,497	Symrise AG	2,184
16,597	The Mosaic Co.	382
Shares	Security Description	Value (000)
	Chemicals (continued)
7,102	The Sherwin-Williams Co.	$5,219
		35,102
	Commercial Services & Supplies — 0.58%
3,748	Cintas Corp.	1,325
31,894	Copart, Inc.(a)	4,058
15,451	Republic Services, Inc.	1,488
44,831	Rollins, Inc.	1,752
38,931	Waste Connections, Inc.	3,993
23,163	Waste Management, Inc.	2,731
		15,347
	Communications Equipment — 0.65%
2,422	Arista Networks, Inc.(a)	704
180,763	Cisco Systems, Inc.	8,089
5,311	F5 Networks, Inc.(a)	934
33,475	Juniper Networks, Inc.	753
8,808	Motorola Solutions, Inc.	1,498
15,019	Palo Alto Networks, Inc.(a)	5,338
		17,316
	Construction & Engineering — 0.03%
6,561	Jacobs Engineering Group, Inc.	715
	Construction Materials — 0.07%
2,634	Martin Marietta Materials, Inc.	748
7,221	Vulcan Materials Co.	1,071
		1,819
	Consumer Finance — 0.54%
106,016	Ally Financial, Inc.	3,781
29,215	American Express Co.	3,531
19,471	Capital One Financial Corp.	1,925
13,047	Discover Financial Services	1,181
110,700	Synchrony Financial	3,843
		14,261
	Containers & Packaging — 0.46%
66,410	Amcor PLC	782
4,123	Avery Dennison Corp.	639
48,820	Ball Corp.	4,550
34,547	Crown Holdings, Inc.(a)	3,462
15,816	International Paper Co.	786
5,634	Packaging Corporation of America	777
16,370	Sealed Air Corp.	749
10,903	WestRock Co.	475
		12,220
	Distributors — 0.23%
6,077	Genuine Parts Co.	610
86,908	LKQ Corp.(a)	3,063
6,723	Pool Corp.	2,504
		6,177

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Consumer Services — 0.11%
58,454	Frontdoor, Inc.(a)	$2,935
	Diversified Financial Services — 0.56%
60,903	Berkshire Hathaway, Inc., Class - B(a)	14,122
17,658	Equitable Holdings, Inc.	452
5,446	Voya Financial, Inc.	320
		14,894
	Diversified Telecommunication Services — 0.90%
321,373	AT&T, Inc.	9,243
53,351	Cellnex Telecom SA	3,201
39,044	CenturyLink, Inc.	381
189,335	Verizon Communications, Inc.	11,123
		23,948
	Electric Utilities — 1.23%
22,932	Alliant Energy Corp.	1,181
29,629	American Electric Power Co., Inc.	2,467
38,811	Duke Energy Corp.	3,555
24,250	Edison International	1,523
12,942	Entergy Corp.	1,292
16,869	Evergy, Inc.	936
21,706	Eversource Energy	1,878
47,243	Exelon Corp.	1,994
38,619	FirstEnergy Corp.	1,182
92,262	NextEra Energy, Inc.	7,119
26,232	OGE Energy Corp.	835
64,871	PG&E Corp.(a)	808
11,307	Pinnacle West Capital Corp.	904
47,772	PPL Corp.	1,347
55,277	The Southern Co.	3,397
31,781	Xcel Energy, Inc.	2,119
		32,537
	Electrical Equipment — 0.43%
9,778	AMETEK, Inc.	1,183
17,064	Eaton Corp. PLC	2,050
25,489	Emerson Electric Co.	2,049
5,090	Enphase Energy, Inc.(a)	893
2,760	Generac Holdings, Inc.(a)	628
4,940	Rockwell Automation, Inc.	1,239
6,809	Sensata Technologies Holding PLC(a)	359
4,890	Sunrun, Inc.(a)	339
150,632	Vertiv Holdings Co.	2,811
		11,551
	Electronic Equipment, Instruments & Components — 0.36%
12,720	Amphenol Corp., Class - A	1,662
3,572	Arrow Electronics, Inc.(a)	348
6,044	CDW Corp.	797
7,287	Cognex Corp.	585
32,405	Corning, Inc.	1,167
Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components (continued)
9,040	FLIR Systems, Inc.	$396
1,614	IPG Photonics Corp.(a)	361
7,979	Keysight Technologies, Inc.(a)	1,054
14,100	TE Connectivity Ltd.	1,707
11,142	Trimble, Inc.(a)	744
2,269	Zebra Technologies Corp.(a)	872
		9,693
	Energy Equipment & Services — 0.10%
27,719	Baker Hughes, Inc.	578
37,191	Halliburton Co.	703
59,141	Schlumberger Ltd.	1,291
		2,572
	Entertainment — 2.11%
74,355	Activision Blizzard, Inc.	6,905
16,330	Electronic Arts, Inc.	2,345
8,832	Liberty Media Corp. - Liberty Formula One, Class - C(a)	376
6,866	Live Nation Entertainment, Inc.(a)	505
37,619	Netflix, Inc.(a)	20,342
15,442	Sea Ltd., ADR(a)	3,074
10,154	Spotify Technology SA(a)	3,195
7,574	Take-Two Interactive Software, Inc.(a)	1,574
97,194	The Walt Disney Co.(a)	17,608
		55,924
	Equity Real Estate Investment Trusts — 4.37%
10,791	Agree Realty Corp.	718
20,957	Alexandria Real Estate Equities, Inc.	3,735
176,224	American Homes 4 Rent, Class - A	5,287
46,735	American Tower Corp.	10,492
20,296	Americold Realty Trust	758
303	Apartment Income REIT Corp.(a)	12
303	Apartment Investment and Management Co.	2
7,997	AvalonBay Communities, Inc.	1,283
17,677	Boston Properties, Inc.	1,671
165,363	Brixmor Property Group, Inc.	2,737
26,733	Camden Property Trust	2,670
51,098	Crown Castle International Corp.	8,134
15,097	Digital Realty Trust, Inc.	2,106
44,512	Douglas Emmett, Inc.	1,299
19,471	Duke Realty Corp.	778
12,054	Equinix, Inc.	8,610
14,796	Equity Lifestyle Properties, Inc.	937
23,980	Equity Residential	1,422
4,276	Essex Property Trust, Inc.	1,016
24,136	Extra Space Storage, Inc.	2,797
1,095	Federal Realty Investment Trust	93
21,075	Four Corners Property Trust, Inc.	627

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
21	Gaming & Leisure Properties, Inc.	$1
113,230	Healthpeak Properties, Inc.	3,423
30,775	Host Hotels & Resorts, Inc.	450
99,857	Independence Realty Trust, Inc.	1,341
5,577	Innovative Industrial Properties, Inc.	1,021
130,959	Invitation Homes, Inc.	3,889
24,504	Iron Mountain, Inc.	722
23,882	JBG SMITH Properties	747
14,816	Life Storage, Inc.	1,769
80,180	Medical Properties Trust, Inc.	1,747
28,673	MGM Growth Properties LLC, Class - A	897
7,828	Mid-America Apartment Communities, Inc.	992
2,369	National Retail Properties, Inc.	97
14,692	NexPoint Residential Trust, Inc.	622
9,476	Omega Healthcare Investors, Inc.	344
44,372	Pebblebrook Hotel Trust	834
24,240	PotlatchDeltic Corp.	1,212
87,713	Prologis, Inc.	8,744
10,141	Public Storage	2,341
12,422	QTS Realty Trust, Inc., Class - A	769
14,677	Realty Income Corp.	912
7,350	Regency Centers Corp.	335
97,031	Retail Opportunity Investments Corp.	1,299
36,076	Rexford Industrial Realty, Inc.	1,772
9,608	Ryman Hospitality Properties, Inc.	651
6,606	SBA Communications Corp.	1,864
28,060	Simon Property Group, Inc.	2,393
22,112	SL Green Realty Corp.	1,317
42,621	Sun Communities, Inc.	6,475
82,526	UDR, Inc.	3,171
15,805	Ventas, Inc.	775
9,941	VEREIT Inc	376
107,466	VICI Properties, Inc.	2,740
6,972	Vornado Realty Trust	260
17,772	Welltower, Inc.	1,148
31,770	Weyerhaeuser Co.	1,065
9,301	WP Carey, Inc.	656
		116,355
	Food & Staples Retailing — 0.97%
29,800	Costco Wholesale Corp.	11,228
20,590	Sysco Corp.	1,529
53,965	The Kroger Co.	1,714
41,473	Walgreens Boots Alliance, Inc.	1,654
65,974	Walmart, Inc.	9,510
		25,635
	Food Products — 0.84%
30,314	Archer-Daniels-Midland Co.	1,528
Shares	Security Description	Value (000)
	Food Products (continued)
13,407	Bunge Ltd.	$879
21,909	Campbell Soup Co.	1,059
39,610	Conagra Brands, Inc.	1,437
37,624	General Mills, Inc.	2,212
26,519	Hormel Foods Corp.	1,236
4,721	Ingredion, Inc.	371
22,024	Kellogg Co.	1,371
9,631	Lamb Weston Holding, Inc.	758
17,161	McCormick & Company, Inc.	1,640
70,711	Mondelez International, Inc., Class - A	4,135
10,785	The Hershey Co.	1,643
11,229	The J.M. Smucker Co.	1,298
41,447	The Kraft Heinz Co.	1,437
21,563	Tyson Foods, Inc., Class - A	1,389
		22,393
	Gas Utilities — 0.06%
11,237	Atmos Energy Corp.	1,072
17,789	UGI Corp.	622
		1,694
	Health Care Equipment & Supplies — 3.07%
78,202	Abbott Laboratories	8,561
3,235	Abiomed, Inc.(a)	1,049
7,740	Align Technology, Inc.(a)	4,136
27,308	Baxter International, Inc.	2,191
14,878	Becton, Dickinson & Co.	3,723
61,027	Boston Scientific Corp.(a)	2,194
54,143	Danaher Corp.	12,027
17,864	DENTSPLY SIRONA, Inc.	936
9,002	Dexcom, Inc.(a)	3,328
49,097	Edwards Lifesciences Corp.(a)	4,479
13,597	Hologic, Inc.(a)	990
9,139	IDEXX Laboratories, Inc.(a)	4,568
5,446	Insulet Corp.(a)	1,393
9,925	Intuitive Surgical, Inc.(a)	8,120
5,238	Masimo Corp.(a)	1,406
59,762	Medtronic PLC	7,000
3,628	Novocure Ltd.(a)	628
6,991	ResMed, Inc.	1,486
20,483	STERIS PLC	3,883
14,430	Stryker Corp.	3,536
2,381	Teleflex, Inc.	980
3,171	The Cooper Companies, Inc.	1,152
4,057	Varian Medical Systems, Inc.(a)	710
5,292	West Pharmaceutical Services, Inc.	1,500
10,237	Zimmer Biomet Holdings, Inc.	1,577
		81,553
	Health Care Providers & Services — 1.80%
8,947	AmerisourceBergen Corp.	874

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
10,736	Anthem, Inc.	$3,447
94,758	Brookdale Senior Living, Inc.(a)	420
17,198	Cardinal Health, Inc.	921
24,697	Centene Corp.(a)	1,483
28,281	Cigna Corp.	5,888
61,812	CVS Health Corp.	4,222
8,308	DaVita, Inc.(a)	975
17,044	HCA Healthcare, Inc.	2,803
54,222	HealthEquity, Inc.(a)	3,780
12,382	Henry Schein, Inc.(a)	828
7,594	Humana, Inc.	3,115
4,128	Laboratory Corporation of America Holdings(a)	840
8,633	McKesson Corp.	1,501
3,268	Molina Heathcare, Inc.(a)	695
10,457	Quest Diagnostics, Inc.	1,246
40,670	UnitedHealth Group, Inc.	14,263
3,393	Universal Health Services, Inc., Class - B	467
		47,768
	Health Care Technology — 0.26%
21,191	Cerner Corp.	1,663
8,177	Teladoc Health, Inc.(a)	1,635
12,765	Veeva Systems, Inc., Class - A(a)	3,475
		6,773
	Hotels, Restaurants & Leisure — 1.42%
900	Airbnb, Inc., Class - A(a)	132
9,887	Aramark	380
14,699	Caesars Entertainment, Inc.(a)	1,092
22,240	Carnival Corp., Class - A	482
3,304	Chipotle Mexican Grill, Inc.(a)	4,581
11,015	Choice Hotels International, Inc.	1,176
5,499	Darden Restaurants, Inc.	655
3,450	Domino’s Pizza, Inc.	1,323
7,195	DraftKings, Inc., Class - A(a)	335
14,609	Hilton Worldwide Holdings, Inc.	1,625
8,350	Hyatt Hotels Corp., Class - A	620
24,795	Intercontinental Hotels Group PLC(a)	1,590
14,616	Las Vegas Sands Corp.	871
11,749	Marriott International, Inc., Class - A	1,550
33,749	McDonald’s Corp.	7,241
19,798	MGM Resorts International	624
38,768	Planet Fitness, Inc., Class - A(a)	3,010
7,702	Royal Caribbean Cruises Ltd.	575
49,922	Starbucks Corp.	5,341
7,026	Vail Resorts, Inc.	1,960
4,244	Wynn Resorts Ltd.	479
17,831	YUM! Brands, Inc.	1,936
		37,578
Shares	Security Description	Value (000)
	Household Durables — 0.50%
54,262	D.R. Horton, Inc.	$3,739
9,653	Garmin Ltd.	1,155
28,401	Lennar Corp., Class - A	2,165
2,622	Mohawk Industries, Inc.(a)	370
18,589	Newell Brands, Inc.	395
148	NVR, Inc.(a)	604
11,733	PulteGroup, Inc.	506
4,513	Roku, Inc.(a)	1,498
38,109	Toll Brothers, Inc.	1,657
51,637	TRI Pointe Homes, Inc.(a)	891
2,728	Whirlpool Corp.	492
		13,472
	Household Products — 1.06%
52,066	Church & Dwight Co., Inc.	4,542
43,625	Colgate-Palmolive Co.	3,731
18,986	Kimberly-Clark Corp.	2,560
8,686	The Clorox Co.	1,754
111,523	The Procter & Gamble Co.	15,516
		28,103
	Independent Power and Renewable Electricity Producers — 0.07%
16,110	NRG Energy, Inc.	605
28,102	The AES Corp.	660
33,831	Vistra Corp.	665
		1,930
	Industrial Conglomerates — 0.74%
26,016	3M Co.	4,547
373,732	General Electric Co.	4,036
29,975	Honeywell International, Inc.	6,376
10,647	Roper Industries, Inc.	4,590
		19,549
	Insurance — 1.42%
28,851	Aflac, Inc.	1,283
598	Alleghany Corp.	361
3,236	American Financial Group, Inc.	284
36,706	American International Group, Inc.	1,390
12,600	Aon PLC, Class - A	2,662
101,330	Arch Capital Group Ltd.(a)	3,656
10,822	Arthur J. Gallagher & Co.	1,339
3,143	Assurant, Inc.	428
6,041	Athene Holding Ltd., Class - A(a)	261
18,367	Brown & Brown, Inc.	870
20,421	Chubb Ltd.	3,143
6,426	Cincinnati Financial Corp.	561
4,076	Erie Indemnity Co., Class - A	1,001
2,733	Everest Re Group Ltd.	639
18,679	Fidelity National Financial, Inc.	731
4,406	Globe Life, Inc.	418

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
8,089	Lincoln National Corp.	$407
11,039	Loews Corp.	497
605	Markel Corp.(a)	625
25,092	Marsh & McLennan Companies, Inc.	2,935
32,882	MetLife, Inc.	1,544
12,053	Principal Financial Group, Inc.	598
16,828	Prudential Financial, Inc.	1,314
2,945	Reinsurance Group of America	341
5,162	RenaissanceRe Holdings Ltd.	856
14,698	The Allstate Corp.	1,616
15,155	The Hartford Financial Services Group, Inc.	742
30,768	The Progressive Corp.	3,042
10,791	The Travelers Companies, Inc.	1,515
7,161	W.R. Berkley Corp.	476
7,605	Willis Towers Watson PLC	1,602
		37,137
	Interactive Media & Services — 4.85%
17,673	Alphabet, Inc., Class - A(a)	30,975
14,722	Alphabet, Inc., Class - C(a)	25,791
18,615	Baidu, Inc., ADR(a)	4,026
138,082	Facebook, Inc., Class - A(a)	37,718
51,149	IAC/InterActive Corp.(a)	9,685
40,900	Match Group, Inc.(a)	6,184
19,700	Pinterest, Inc., Class - A(a)	1,298
33,534	Scout24 AG	2,747
38,739	Snap, Inc., Class - A(a)	1,940
28,980	Tencent Holdings Ltd., ADR	2,083
98,133	Twitter, Inc.(a)	5,314
2,504	Zillow Group, Inc., Class - A(a)	340
6,152	Zillow Group, Inc., Class - C(a)	799
		128,900
	Internet & Direct Marketing Retail — 3.90%
10,653	Alibaba Group Holding Ltd., ADR(a)	2,479
23,353	Amazon.com, Inc.(a)	76,061
3,052	Booking Holdings, Inc.(a)	6,797
3,136	Chewy, Inc., Class - A(a)	282
97,211	eBay, Inc.	4,884
26,983	Etsy, Inc.(a)	4,801
5,743	Expedia Group, Inc.	760
14,988	Farfetch Ltd., Class - A(a)	956
3,438	MercadoLibre, Inc.(a)	5,759
2,897	Wayfair, Inc., Class - A(a)	654
		103,433
	IT Services — 7.28%
27,175	Accenture PLC, Class - A	7,098
69,580	Adyen N.V., ADR(a)	3,228
965	Adyen N.V.(a)	2,246
Shares	Security Description	Value (000)
	IT Services (continued)
29,993	Afterpay Ltd.(a)	$2,728
12,252	Akamai Technologies, Inc.(a)	1,286
18,353	Automatic Data Processing, Inc.	3,234
38,415	Black Knight, Inc.(a)	3,394
13,051	Booz Allen Hamilton Holding Corp.	1,138
8,249	Broadridge Financial Solutions, Inc.	1,264
23,122	Cognizant Technology Solutions Corp.	1,895
2,366	EPAM Systems, Inc.(a)	848
70,455	Fidelity National Information Services, Inc.	9,966
49,374	Fiserv, Inc.(a)	5,622
3,577	FleetCor Technologies, Inc.(a)	976
4,435	Gartner, Inc.(a)	710
20,735	Global Payments, Inc.	4,466
12,398	GMO Payment Gateway, Inc.	1,662
43,385	GoDaddy, Inc., Class - A(a)	3,598
38,669	International Business Machines Corp.	4,867
14,031	Jack Henry & Associates, Inc.	2,273
7,278	Leidos Holdings, Inc.	765
70,758	MasterCard, Inc., Class - A	25,258
2,144	MongoDB, Inc.(a)	770
5,568	Okta, Inc.(a)	1,416
49,917	Pagseguro Digital Ltd.(a)	2,839
34,066	Paychex, Inc.	3,174
124,961	PayPal Holdings, Inc.(a)	29,267
5,226	Shopify, Inc.(a)	5,916
5,721	Snowflake, Inc., Class - A(a)	1,610
54,300	Square, Inc., Class - A(a)	11,818
43,279	Stoneco Ltd., Class - A(a)	3,632
38,282	The Western Union Co.	840
14,857	Twilio, Inc., Class - A(a)	5,029
37,954	VeriSign, Inc.(a)	8,213
124,653	Visa, Inc., Class - A	27,266
33,239	Worldline SA(a)	3,212
		193,524
	Leisure Products — 0.29%
5,474	Hasbro, Inc.	512
46,988	Peloton Interactive, Inc., Class - A(a)	7,129
		7,641
	Life Sciences Tools & Services — 2.05%
2,566	10X Genomics, Inc., Class - A(a)	363
74,031	Agilent Technologies, Inc.	8,772
23,037	Avantor, Inc.(a)	648
1,848	Bio-Rad Laboratories, Inc., Class - A(a)	1,078
11,562	Charles River Laboratories International, Inc.(a)	2,889
47,800	Eurofins Scientific SE(a)	4,007
6,228	Illumina, Inc.(a)	2,304
23,989	IQVIA Holdings, Inc.(a)	4,298
3,269	Mettler-Toledo International, Inc.(a)	3,726

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
34,381	PerkinElmer, Inc.	$4,934
5,715	PPD, Inc.(a)	196
15,509	Sartorius Stedim Biotech	5,516
31,633	Thermo Fisher Scientific, Inc.	14,734
3,930	Waters Corp.(a)	972
		54,437
	Machinery — 1.04%
23,121	Caterpillar, Inc.	4,209
6,964	Cummins, Inc.	1,581
12,708	Deere & Co.	3,420
6,094	Dover Corp.	769
12,904	Fortive Corp.	914
12,706	IDEX Corp.	2,530
13,492	Illinois Tool Works, Inc.	2,751
15,783	Ingersoll-Rand, Inc.(a)	719
2,298	Nordson Corp.	462
58,357	Otis Worldwide Corp.	3,942
17,560	PACCAR, Inc.	1,515
5,479	Parker Hannifin Corp.	1,493
7,205	Pentair PLC	383
2,250	Snap-on, Inc.	385
6,801	Stanley Black & Decker, Inc.	1,214
7,611	Westinghouse Air Brake Technologies Corp.	557
7,620	Xylem, Inc.	776
		27,620
	Media — 1.44%
101,519	Altice USA, Inc., Class - A(a)	3,845
364	Cable One, Inc.	811
11,295	Charter Communications, Inc., Class - A(a)	7,472
258,015	Comcast Corp., Class - A	13,519
18,898	Discovery, Inc.(a)	568
26,862	Discovery, Inc., Class - C(a)	704
11,258	Dish Network Corp.(a)	364
14,388	Fox Corp., Class - A	419
6,948	Fox Corp., Class - B	201
3,984	Liberty Broadband Corp., Class - A(a)	628
27,508	Liberty Broadband Corp., Class - C(a)	4,357
27,485	Liberty Global PLC, Class - A(a)	666
38,064	Liberty Global PLC, Class - C(a)	900
4,061	Liberty Media Corp. - Liberty SiriusXM, Class - A(a)	175
7,528	Liberty Media Corp. - Liberty SiriusXM, Class - C(a)	328
24,206	News Corp., Class - A	435
14,843	Omnicom Group, Inc.	926
77,077	Sirius XM Holdings, Inc.	491
16,976	The Interpublic Group of Companies, Inc.	399
Shares	Security Description	Value (000)
	Media (continued)
23,977	ViacomCBS, Inc., Class - B	$893
		38,101
	Metals & Mining — 0.20%
61,893	Freeport-McMoRan, Inc.	1,610
45,920	Newmont Corp.	2,750
12,776	Nucor Corp.	680
9,700	Steel Dynamics, Inc.	358
		5,398
	Mortgage Real Estate Investment Trusts — 0.08%
68,758	AGNC Investment Corp.	1,073
109,130	Annaly Capital Management, Inc.	922
		1,995
	Multiline Retail — 0.46%
26,604	Dollar General Corp.	5,595
15,973	Dollar Tree, Inc.(a)	1,726
27,274	Target Corp.	4,814
		12,135
	Multi-Utilities — 0.61%
17,607	Ameren Corp.	1,374
22,894	CenterPoint Energy, Inc.	495
23,212	CMS Energy Corp.	1,416
23,835	Consolidated Edison, Inc.	1,723
43,375	Dominion Energy, Inc.	3,262
11,049	DTE Energy Co.	1,341
37,539	NiSource, Inc.	861
32,830	Public Service Enterprise Group, Inc.	1,914
15,478	Sempra Energy	1,972
20,985	WEC Energy Group, Inc.	1,932
		16,290
	Oil, Gas & Consumable Fuels — 1.06%
45,239	Cabot Oil & Gas Corp.	736
15,162	Cheniere Energy, Inc.(a)	910
82,205	Chevron Corp.	6,942
8,268	Concho Resources, Inc.	482
45,742	ConocoPhillips	1,829
24,805	EOG Resources, Inc.	1,237
180,621	Exxon Mobil Corp.	7,446
12,305	Hess Corp.	650
86,777	Kinder Morgan, Inc.	1,186
27,708	Marathon Petroleum Corp.	1,146
39,388	Occidental Petroleum Corp.	682
18,809	ONEOK, Inc.	722
18,601	Phillips 66	1,301
6,960	Pioneer Natural Resources Co.	793
51,671	The Williams Companies, Inc.	1,036
17,353	Valero Energy Corp.	982
		28,080

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products — 0.36%
5,077	L’Oreal SA	$1,927
28,764	The Estee Lauder Companies, Inc.	7,657
		9,584
	Pharmaceuticals — 2.39%
34,760	AstraZeneca PLC, ADR	1,738
106,635	Bristol-Myers Squibb Co.	6,614
6,944	Catalent, Inc.(a)	723
18,429	Elanco Animal Health, Inc.(a)	565
40,739	Eli Lilly & Co.	6,879
9,815	Horizon Therapeutics PLC(a)	718
6,004	Jazz Pharmaceuticals PLC(a)	991
117,093	Johnson & Johnson	18,429
115,882	Merck & Co., Inc.	9,479
10,192	Perrigo Co. PLC	455
254,219	Pfizer, Inc.	9,357
5,328	Royalty Pharma PLC, Class - A	267
69,682	Viatris, Inc.(a)	1,306
34,706	Zoetis, Inc.	5,744
		63,265
	Professional Services — 1.34%
98,915	Clarivate PLC(a)	2,939
5,020	CoStar Group, Inc.(a)	4,640
36,694	Equifax, Inc.	7,076
56,317	Experian PLC	2,138
25,015	FTI Consulting, Inc.(a)	2,795
17,486	IHS Markit Ltd.	1,571
4,947	Robert Half International, Inc.	309
25,108	Thomson Reuters Corp.	2,056
63,901	TransUnion	6,340
26,838	Versik Analytics, Inc., Class - A	5,571
		35,435
	Real Estate Management & Development — 0.06%
14,265	CBRE Group, Inc., Class - A(a)	895
4,949	Jones Lang LaSalle, Inc.(a)	734
		1,629
	Road & Rail — 1.24%
1,769	AMERCO	803
7,170	Canadian Pacific Railway Ltd.	2,487
62,243	CSX Corp.	5,648
5,701	JB Hunt Transport Services, Inc.	779
3,996	Kansas City Southern	816
13,757	Knight-Swift Transportation Holdings, Inc.	575
10,885	Norfolk Southern Corp.	2,586
17,229	Old Dominion Freight Line, Inc.	3,363
100,533	Uber Technologies, Inc.(a)	5,127
52,009	Union Pacific Corp.	10,830
		33,014
Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment — 3.23%
50,136	Advanced Micro Devices, Inc.(a)	$4,598
15,749	Analog Devices, Inc.	2,327
38,987	Applied Materials, Inc.	3,365
17,220	Broadcom, Inc.	7,540
182,062	Intel Corp.	9,070
6,629	KLA Corp.	1,716
6,215	Lam Research Corp.	2,935
28,550	Marvell Technology Group Ltd.	1,357
11,349	Maxim Integrated Products, Inc.	1,006
10,759	Microchip Technology, Inc.	1,486
47,426	Micron Technology, Inc.(a)	3,565
1,802	Monolithic Power Systems, Inc.	660
42,273	NVIDIA Corp.	22,076
11,907	NXP Semiconductors N.V.	1,893
17,283	ON Semiconductor Corp.(a)	566
4,837	Qorvo, Inc.(a)	804
66,655	QUALCOMM, Inc.	10,154
7,110	Skyworks Solutions, Inc.	1,087
2,119	SolarEdge Technologies, Inc.(a)	676
7,060	Teradyne, Inc.	846
39,122	Texas Instruments, Inc.	6,421
10,414	Xilinx, Inc.	1,476
		85,624
	Software — 10.38%
36,933	Adobe, Inc.(a)	18,472
12,266	ANSYS, Inc.(a)	4,463
9,557	AppFolio, Inc., Class - A(a)	1,721
7,042	Aspen Technology, Inc.(a)	917
8,995	Atlassian Corp. PLC, Class - A(a)	2,104
20,867	Autodesk, Inc.(a)	6,371
10,718	Avalara, Inc.(a)	1,767
14,164	Bentley Systems, Inc., Class - B	574
14,957	Bill.Com Holdings, Inc.(a)	2,042
11,882	Cadence Design Systems, Inc.(a)	1,621
8,071	CDK Global, Inc.	418
29,636	Ceridian HCM Holding, Inc.(a)	3,158
10,065	Citrix Systems, Inc.	1,309
6,503	Cloudflare, Inc., Class - A(a)	494
7,825	Coupa Software, Inc.(a)	2,652
20,104	Crowdstrike Holdings, Inc., Class - A(a)	4,258
13,207	Dassault Systemes SE	2,680
6,759	Datadog, Inc., Class - A(a)	665
9,258	DocuSign, Inc.(a)	2,058
18,409	Dropbox, Inc., Class - A(a)	408
30,252	Duck Creek Technologies, Inc.(a)	1,310
8,398	Dynatrace, Inc.(a)	363
1,225	Fair Isaac Corp.(a)	626
6,129	Fortinet, Inc.(a)	910

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
6,214	Guidewire Software, Inc.(a)	$800
6,792	HubSpot, Inc.(a)	2,693
21,658	Intuit, Inc.	8,227
15,482	Kinaxis, Inc.(a)	2,194
60,894	Lightspeed Pos, Inc.(a)	4,298
393,643	Microsoft Corp.	87,556
96,457	Money Forward, Inc.(a)	4,592
50,230	New Relic, Inc.(a)	3,285
53,398	Nortonlifelock, Inc.	1,109
136,553	Oracle Corp.	8,834
6,804	PAYCOM Software, Inc.(a)	3,077
13,902	Paylocity Holding Corp.(a)	2,863
4,640	PTC, Inc.(a)	555
6,111	RingCentral, Inc., Class - A(a)	2,316
78,182	Salesforce.com, Inc.(a)	17,399
23,241	ServiceNow, Inc.(a)	12,793
11,686	Simcorp A/S	1,737
23,416	Slack Technologies, Inc., Class - A(a)	989
30,265	Splunk, Inc.(a)	5,141
51,467	SS&C Technologies Holdings, Inc.	3,745
6,469	Synopsys, Inc.(a)	1,677
67,387	Talend SA, ADR(a)	2,584
55,841	Technology One Ltd.	353
57,266	The Descartes Systems Group, Inc.(a)	3,350
236,609	The Sage Group PLC	1,883
4,065	The Trade Desk, Inc., Class - A(a)	3,256
8,841	Tyler Technologies, Inc.(a)	3,859
3,536	VMware, Inc., Class - A(a)	496
42,085	Workday, Inc., Class - A(a)	10,084
33,795	Xero Ltd.(a)	3,825
29,775	Zendesk, Inc.(a)	4,261
12,210	Zoom Video Communications, Inc., Class - A(a)	4,118
3,045	Zscaler, Inc.(a)	608
		275,918
	Specialty Retail — 1.52%
4,158	Advance Auto Parts, Inc.	655
1,414	AutoZone, Inc.(a)	1,676
9,895	Best Buy Co., Inc.	987
2,798	Burlington Stores, Inc.(a)	732
7,260	CarMax, Inc.(a)	686
19,318	Carvana Co.(a)	4,627
32,275	Lowe’s Companies, Inc.	5,180
3,710	O’Reilly Automotive, Inc.(a)	1,679
15,174	Ross Stores, Inc.	1,864
53,933	The Home Depot, Inc.	14,327
79,760	The TJX Companies, Inc.	5,446
4,860	Tiffany & Co.	639
8,932	Tractor Supply Co.	1,256
Shares	Security Description	Value (000)
	Specialty Retail (continued)
2,380	Ulta Beauty, Inc.(a)	$683
		40,437
	Technology Hardware, Storage & Peripherals — 4.38%
839,540	Apple, Inc.	111,399
10,240	Dell Technologies, Inc.(a)	750
57,249	Hewlett Packard Enterprise Co.	678
60,938	HP, Inc.	1,498
9,355	NetApp, Inc.	620
10,314	Seagate Technology PLC	641
12,795	Western Digital Corp.	709
		116,295
	Textiles, Apparel & Luxury Goods — 0.96%
36,467	Kering SA, ADR	2,642
15,125	Lululemon Athletica, Inc.(a)	5,264
18,444	LVMH Moet Hennessy Louis Vuitton SE, ADR	2,301
98,453	NIKE, Inc., Class - B	13,928
14,106	V.F. Corp.	1,205
		25,340
	Tobacco — 0.37%
94,588	Altria Group, Inc.	3,879
72,725	Philip Morris International, Inc.	6,020
		9,899
	Trading Companies & Distributors — 0.11%
27,784	Fastenal Co.	1,357
3,211	United Rentals, Inc.(a)	745
2,119	W.W. Grainger, Inc.	865
		2,967
	Water Utilities — 0.10%
12,043	American Water Works Co., Inc.	1,848
18,121	Essential Utilities, Inc.	857
		2,705
	Wireless Telecommunication Services — 0.25%
48,723	T-Mobile US, Inc.(a)	6,570
	Total Common Stocks	2,315,959
	Contingent Right — 0.00%
	Biotechnology — 0.00%
14	Oncternal Therapeutics, Inc. CVR, 06/08/29(b)	—
	Total Contingent Right	—
Principal Amount (000)
	U.S. Treasury Obligation — 0.01%
$318	U.S. Treasury Bill, 0.07%, 2/25/21(c)(d)	318
	Total U.S. Treasury Obligation	318

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Exchange-Traded Funds — 0.33%
15,917	SPDR S&P 500 ETF Trust	$5,951
8,491	Vanguard S&P 500 ETF	2,918
	Total Exchange-Traded Funds	8,869
	Investment Companies — 11.00%
751,597	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(e)	751
291,398,790	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(e)	291,399
	Total Investment Companies	292,150
	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	605
	Total Investments (cost $1,731,918) — 98.59%	2,617,901
	Other assets in excess of liabilities — 1.41%	37,384
	Net Assets — 100.00%	$2,655,285

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2020. The total value of securities on loan as of December 31, 2020, was $721 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2020.

(a)	Represents non-income producing security.

(b)	Security was valued using significant unobservable inputs as of December 31, 2020.

(c)	Zero Coupon Security. Effective rate shown is as of December 31, 2020.

(d)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(e)	The rate disclosed is the rate in effect on December 31, 2020.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The Institutional U.S. Equity Portfolio	Echo Street Capital Management LLC	Jennison Associates, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	10.94%	7.17%	66.88%	0.00%	2.24%	—	87.23%
Contingent Right	—	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.01%	—	—	—	0.01%
Exchange-Traded Funds	0.22%	—	0.11%	—	—	—	0.33%
Investment Companies	—	—	0.04%	10.94%	0.02%	0.00%	11.00%
Purchased Options on Futures	—	—	—	0.02%	—	—	0.02%
Other Assets (Liabilities)	0.05%	0.11%	0.15%	1.05%	0.01%	0.04%	1.41%
Total Net Assets	11.21%	7.28%	67.19%	12.01%	2.27%	0.04%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	1,918	3/19/21	$359,510	$8,880
Russell 2000 Mini Index Future	41	3/19/21	4,048	116
			$363,558	$8,996
	Total Unrealized Appreciation			$8,996
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$8,996

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	33	$4,538	$2,750.00	1/15/21	$(2)
E-Mini S&P 500 Future Option	Put	66	10,428	3,160.00	1/15/21	(9)
E-Mini S&P 500 Future Option	Put	33	5,132	3,110.00	1/15/21	(4)
E-Mini S&P 500 Future Option	Put	66	10,230	3,100.00	1/15/21	(8)
E-Mini S&P 500 Future Option	Put	34	5,525	3,250.00	1/15/21	(6)
E-Mini S&P 500 Future Option	Put	100	16,000	3,200.00	1/29/21	(36)
E-Mini S&P 500 Future Option	Put	66	10,725	3,250.00	1/29/21	(28)
E-Mini S&P 500 Future Option	Put	68	11,390	3,350.00	1/29/21	(43)
E-Mini S&P 500 Future Option	Put	34	5,610	3,300.00	1/29/21	(17)
E-Mini S&P 500 Future Option	Put	35	5,810	3,320.00	1/29/21	(19)
E-Mini S&P 500 Future Option	Put	36	6,048	3,360.00	1/29/21	(23)
E-Mini S&P 500 Future Option	Put	34	5,576	3,280.00	1/29/21	(16)
E-Mini S&P 500 Future Option	Put	33	5,363	3,250.00	2/19/21	(30)
E-Mini S&P 500 Future Option	Put	36	5,814	3,230.00	2/19/21	(31)
E-Mini S&P 500 Future Option	Put	105	16,800	3,200.00	2/19/21	(81)
E-Mini S&P 500 Future Option	Put	68	11,220	3,300.00	2/19/21	(73)
E-Mini S&P 500 Future Option	Put	68	11,730	3,450.00	2/19/21	(122)
E-Mini S&P 500 Future Option	Put	33	5,445	3,300.00	2/26/21	(43)
E-Mini S&P 500 Future Option	Put	68	11,560	3,400.00	2/26/21	(123)
E-Mini S&P 500 Future Option	Put	66	11,121	3,370.00	3/19/21	(160)
						$(874)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

Exchanged-traded options on futures contacts purchased as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	33	$5,528	$3,350.00	1/15/21	$8
E-Mini S&P 500 Future Option	Put	33	5,610	3,400.00	1/15/21	10
E-Mini S&P 500 Future Option	Put	33	5,693	3,450.00	1/29/21	31
E-Mini S&P 500 Future Option	Put	34	6,035	3,550.00	1/29/21	50
E-Mini S&P 500 Future Option	Put	34	6,205	3,650.00	2/19/21	120
E-Mini S&P 500 Future Option	Put	34	6,035	3,550.00	2/19/21	86
E-Mini S&P 500 Future Option	Put	34	6,205	3,650.00	2/26/21	134
E-Mini S&P 500 Future Option	Put	33	6,023	3,650.00	3/19/21	166
						$605

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.59%
	Aerospace & Defense — 0.96%
108	Aerojet Rocketdyne Holdings, Inc.(a)	$6
290	Aerovironment, Inc.(a)	25
700	Curtiss-Wright Corp.	81
16,088	Kratos Defense & Security Solutions, Inc.(a)	441
433	Maxar Technologies, Inc.	17
881	Mercury Systems, Inc.(a)	78
64	Moog, Inc., Class - A	5
93	National Presto Industries, Inc.	8
3,064	Parsons Corp.(a)	112
4,770	Triumph Group, Inc.	60
		833
	Air Freight & Logistics — 0.22%
2,611	Atlas Air Worldwide Holdings, Inc.(a)	143
643	Echo Global Logistics, Inc.(a)	17
586	Hub Group, Inc., Class - A(a)	33
		193
	Airlines — 1.31%
2,369	Alaska Air Group, Inc.	123
8,789	Azul SA, ADR(a)	201
43,370	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	539
9,151	JetBlue Airways Corp.(a)	133
4,224	Mesa Air Group, Inc.(a)	28
1,981	SkyWest, Inc.	80
1,519	Spirit Airlines, Inc.(a)	37
		1,141
	Auto Components — 2.29%
1,571	Adient PLC(a)	55
2,008	American Axle & Manufacturing Holdings, Inc.(a)	17
5,471	BorgWarner, Inc.	211
1,602	Cooper Tire & Rubber Co.	65
1,750	Cooper-Standard Holding, Inc.(a)	61
33,708	Dana, Inc.	658
554	Dorman Products, Inc.(a)	48
563	LCI Industries	73
10,307	Modine Manufacturing Co.(a)	130
12,707	Stoneridge, Inc.(a)	384
2,188	Tenneco, Inc., Class - A(a)	23
1,827	The Goodyear Tire & Rubber Co.	20
4,943	Veoneer, Inc.(a)	105
872	Visteon Corp.(a)	109
1,158	Workhorse Group, Inc.^(a)	23
		1,982
	Automobiles — 0.04%
522	Winnebago Industries, Inc.	31
Shares	Security Description	Value (000)
	Banks — 5.88%
1,044	1st Source, Inc.	$42
1,715	Ameris Bancorp	65
813	Banc of California, Inc.	12
6,709	BankUnited, Inc.	233
1,471	Bankwell Financial Group, Inc.	29
2,204	BCB Bancorp, Inc.	24
4,535	Berkshire Hills Bancorp, Inc.	78
612	Bryn Mawr Bank Corp.	19
418	Byline Bancorp, Inc.	6
7,342	Cadence Bancorp	121
2,951	Cathay General BanCorp.	95
1,054	Central Valley Community Bancorp	16
2,637	CIT Group, Inc.	95
291	City Holding Co.	20
1,091	Civista Bancshares, Inc.	19
1,371	CNB Financial Corp.	29
3,735	Columbia Banking System, Inc.	134
7,173	Community Bankers Trust Corp.	48
2,630	ConnectOne Bancorp, Inc.	52
1,105	Cullen/Frost Bankers, Inc.	96
192	CVB Financial Corp.	4
581	Eagle Bancorp, Inc.	24
688	Enterprise Financial Services Corp.	24
1,703	FB Financial Corp.	59
166	First Bancorp	6
23,985	First Bancorp	221
2,341	First Bank	22
3,516	First Busey Corp.	76
7	First Citizens BancShares, Inc., Class - A	4
3,478	First Financial Bancorp	61
2,535	First Financial Bankshares, Inc.	92
7,829	First Horizon Corp.	100
2,145	First Interstate BancSystem, Inc., Class - A	87
2,416	First Merchants Corp.	90
6,458	Fulton Financial Corp.	82
1,995	Glacier Bancorp, Inc.	92
3,305	Hancock Whitney Corp.	112
868	Hilltop Holdings, Inc.	24
6,454	Home Bancshares, Inc.	126
1,293	Hope Bancorp, Inc.	14
2,366	Horizon Bancorp, Inc.	38
825	Independent Bank Corp.	60
1,662	Independent Bank Group, Inc.	104
129	International Bancshares Corp.	5
1,158	Investar Holding Corp.	19
441	Lakeland Financial Corp.	24
2,392	Live Oak Bancshares, Inc.	114
1,181	Metrocity Bankshares, Inc.	17
1,295	Midland States Bancorp, Inc.	23

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
2,763	MidWestOne Financial Group, Inc.	$68
1,180	NBT Bancorp, Inc.	38
1,622	Northrim Bancorp, Inc.	55
2,194	Old Second Bancorp, Inc.	22
1,149	Orrstown Financial Services, Inc.	19
1,042	Pacific Premier Bancorp, Inc.	33
1,429	Peoples Bancorp, Inc.	39
3,284	Pinnacle Financial Partners, Inc.	211
4,462	Popular, Inc.	252
7,725	Republic First Bancorp, Inc.(a)	22
121	Sandy Spring Bancorp, Inc.	4
1,928	Select Bancorp, Inc.(a)	18
851	ServisFirst Bancshares, Inc.	34
207	Simmons First National Corp., Class - A	4
159	Southside Bancshares, Inc.	5
1,311	Stock Yards Bancorp, Inc.	53
510	Texas Capital Bancshares, Inc.(a)	30
23,249	The Bancorp, Inc.(a)	318
2,444	The Bank of N.T. Butterfield & Son Ltd.	76
63	Tompkins Financial Corp.	4
3,235	Towne Bank	76
486	Tristate Capital Holdings, Inc.(a)	8
126	Triumph Bancorp, Inc.(a)	6
205	Trustmark Corp.	6
59	UMB Financial Corp.	4
1,542	United Bankshares, Inc.	50
3,391	United Community Banks, Inc.	96
2,879	Veritex Holdings, Inc.	74
2,021	Washington Trust Bancorp, Inc.	91
4,621	Webster Financial Corp.	195
2,812	WesBanco, Inc.	84
113	Westamerica Bancorp	6
2,204	Wintrust Financial Corp.	135
		5,093
	Beverages — 0.27%
2,168	MGP Ingredients, Inc.	102
117	National Beverage Corp.	10
122	The Boston Beer Co., Inc., Class - A(a)	121
		233
	Biotechnology — 6.47%
2,731	Abeona Therapeutics, Inc.(a)	4
2,831	Acadia Pharmaceuticals, Inc.(a)	151
1,078	Acceleron Pharma, Inc.(a)	138
1,601	Adverum Biotechnologies, Inc.(a)	17
134	Akero Therapeutics, Inc.(a)	3
1,393	Aldeyra Therapeutics, Inc.(a)	10
1,469	Alector, Inc.(a)	22
Shares	Security Description	Value (000)
	Biotechnology (continued)
468	Allakos, Inc.(a)	$66
1,005	Allogene Therapeutics, Inc.(a)	25
2,125	Amicus Therapeutics, Inc.(a)	49
657	AnaptysBio, Inc.(a)	14
1,049	Anavex Life Sciences Corp.(a)	6
863	Apellis Pharmaceuticals, Inc.(a)	49
1,221	Aptinyx, Inc.(a)	4
263	Arcturus Therapeutics Holdings, Inc.(a)	11
734	Arcus Biosciences, Inc.(a)	19
497	Arcutis Biotherapeutics, Inc.(a)	14
1,201	Ardelyx, Inc.(a)	8
1,175	Arena Pharmaceuticals, Inc.(a)	90
1,145	Arrowhead Pharmaceuticals, Inc.(a)	88
2,237	Atara Biotherapeutics, Inc.(a)	44
380	Athenex, Inc.(a)	4
799	Axcella Health, Inc.(a)	4
436	Beam Therapeutics, Inc.(a)	36
2,743	BioCryst Pharmaceuticals, Inc.(a)	20
503	Biohaven Pharmaceutical Holding Co. Ltd.(a)	43
1,206	BioMarin Pharmaceutical, Inc.(a)	106
142	Black Diamond Therapeutics, Inc.(a)	5
662	Blueprint Medicines Corp.(a)	74
807	Bridgebio Pharma, Inc.(a)	57
2,065	Calithera Biosciences, Inc.(a)	10
1,721	Calyxt, Inc.(a)	7
306	Cara Therapeutics, Inc.(a)	5
845	CareDx, Inc.(a)	61
22,803	Catabasis Pharmaceuticals, Inc.(a)	49
8,488	Catalyst Biosciences, Inc.(a)	54
384	CEL-SCI Corp.^(a)	4
567	ChemoCentryx, Inc.(a)	35
1,365	Chimerix, Inc.(a)	7
1,515	Clovis Oncology, Inc.^(a)	7
1,150	Concert Pharmaceuticals, Inc.(a)	15
364	Constellation Pharmaceuticals, Inc.(a)	10
687	ContraFect Corp.(a)	3
14,484	Cyclerion Therapeutics, Inc.(a)	44
467	Cytokinetics, Inc.(a)	10
1,080	CytomX Therapeutics, Inc.(a)	7
451	Deciphera Pharmaceuticals, Inc.(a)	26
639	Denali Therapeutics, Inc.(a)	54
1,232	Dicerna Pharmaceuticals, Inc.(a)	27
1,419	Dynavax Technologies Corp.(a)	6
1,219	Editas Medicine, Inc.(a)	85
264	Eidos Therapeutics, Inc.^(a)	35
1,056	Emergent BioSolutions, Inc.(a)	95
1,847	Epizyme, Inc.(a)	20
635	Esperion Therapeutics, Inc.^(a)	17
1,293	Exact Sciences Corp.(a)	171

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,244	Fate Therapeutics, Inc.(a)	$113
1,966	Fibrogen, Inc.(a)	73
777	Five Prime Therapeutics, Inc.(a)	13
606	Flexion Therapeutics, Inc.(a)	7
216	Frequency Therapeutics, Inc.(a)	8
830	G1 Therapeutics, Inc.(a)	15
1,932	Galectin Therapeutics, Inc.(a)	4
11,674	GlycoMimetics, Inc.(a)	44
412	Gossamer Bio, Inc.(a)	4
6,298	Halozyme Therapeutics, Inc.(a)	268
1,183	Heron Therapeutics, Inc.(a)	25
3,165	ImmunoGen, Inc.(a)	20
81	Immunovant, Inc.(a)	4
7,364	Inovio Pharmaceuticals, Inc.^(a)	65
2,118	Insmed, Inc.(a)	71
928	Intellia Therapeutics, Inc.(a)	50
473	Intercept Pharmaceuticals, Inc.(a)	12
535	Invitae Corp.(a)	22
1,587	Iovance Biotherapeutics, Inc.(a)	74
726	Ironwood Pharmaceuticals, Inc.(a)	8
1,106	Kadmon Holdings, Inc.(a)	5
193	Karuna Therapeutics, Inc.(a)	20
12,468	Karyopharm Therapeutics, Inc.(a)	193
975	Kezar Life Sciences, Inc.(a)	5
1,600	Kindred Biosciences, Inc.(a)	7
714	Kiniksa Pharmaceuticals Ltd., Class - A(a)	13
317	Kodiak Sciences, Inc.(a)	47
347	Krystal Biotech, Inc.(a)	21
824	Kura Oncology, Inc.(a)	27
1,468	Lexicon Pharmaceuticals, Inc.^(a)	5
333	Ligand Pharmaceuticals, Inc., Class - B^(a)	33
854	MacroGenics, Inc.(a)	20
187	Madrigal Pharmaceuticals, Inc.(a)	21
1,076	MediciNova, Inc.(a)	6
692	Mersana Therapeutics, Inc.(a)	18
653	Mirati Therapeutics, Inc.(a)	143
542	Molecular Templates, Inc.(a)	5
1,311	Myriad Genetics, Inc.(a)	26
949	Natera, Inc.(a)	94
4,080	NextCure, Inc.(a)	44
1,021	Novavax, Inc.(a)	114
3,878	Nymox Pharmaceutical Corp.(a)	10
9,226	OPKO Health, Inc.(a)	36
317	Passage Bio, Inc.(a)	8
2,087	PDL BioPharma, Inc.	5
18,161	Pieris Pharmaceuticals, Inc.(a)	45
1,324	Precigen, Inc.(a)	14
747	Protagonist Therapeutics, Inc.(a)	15
Shares	Security Description	Value (000)
	Biotechnology (continued)
700	Prothena Corp. PLC(a)	$8
1,361	PTC Therapeutics, Inc.(a)	83
7,927	Recro Pharma, Inc.(a)	23
1,799	REGENXBIO, Inc.(a)	82
1,361	Repligen Corp.(a)	260
512	Revolution Medicines, Inc.(a)	20
702	Rhythm Pharmaceuticals, Inc.(a)	21
3,117	Rigel Pharmaceuticals, Inc.(a)	11
448	Rocket Pharmaceuticals, Inc.(a)	25
3,708	Sangamo Therapeutics, Inc.(a)	58
418	Scholar Rock Holding Corp.(a)	20
1,425	Seres Therapeutics, Inc.(a)	35
3,995	Soleno Therapeutics, Inc.(a)	8
13,919	Solid Biosciences, Inc.(a)	106
2,724	Spectrum Pharmaceuticals, Inc.(a)	9
122	Stoke Therapeutics, Inc.(a)	8
274	Sutro Biopharma, Inc.(a)	6
2,137	Syndax Pharmaceuticals, Inc.(a)	48
1,063	Syros Pharmaceuticals, Inc.(a)	12
1,519	TG Therapeutics, Inc.(a)	79
881	Translate Bio, Inc.(a)	16
3,884	Travere Therapeutics, Inc.(a)	106
225	Turning Point Therapeutics, Inc.(a)	27
181	Twist Bioscience Corp.(a)	26
1,299	Ultragenyx Pharmaceutical, Inc.(a)	180
606	United Therapeutics Corp.(a)	92
1,802	UNITY Biotechnology, Inc.(a)	9
326	Vanda Pharmaceuticals, Inc.(a)	4
828	Veracyte, Inc.(a)	41
2,535	Vericel Corp.(a)	78
269	Viela Bio, Inc.(a)	10
1,556	Viking Therapeutics, Inc.(a)	9
601	Voyager Therapeutics, Inc.(a)	4
6,128	Vtv Therapeutics, Inc., Class - A(a)	11
1,012	Xencor, Inc.(a)	44
1,004	Xoma Corp.(a)	44
435	Y-mAbs Therapeutics, Inc.(a)	22
2,059	ZIOPHARM Oncology, Inc.(a)	5
		5,595
	Building Products — 1.75%
712	AAON, Inc.	47
685	American Woodmark Corp.(a)	64
1,948	Apogee Enterprises, Inc.	62
5,407	Armstrong Flooring, Inc.(a)	21
8,299	Builders FirstSource, Inc.(a)	339
540	Caesarstone Ltd.	7
354	CSW Industrials, Inc.	40
815	Gibraltar Industries, Inc.(a)	59
1,230	Griffon Corp.	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
443	Insteel Industries, Inc.	$10
887	Masonite International Corp.(a)	87
91	Patrick Industries, Inc.	6
39	Simpson Manufacturing Co., Inc.	4
6,999	Trex Company, Inc.(a)	585
2,812	UFP Industries, Inc.	156
		1,512
	Capital Markets — 2.46%
1,715	Ares Management Corp., Class - A	81
4,822	Arlington Asset Investment Corp., Class - A(a)	18
5,069	Artisan Partners Asset Management, Inc., Class - A	255
493	B. Riley Financial, Inc.	22
13,347	BGC Partners, Inc., Class - A	53
1,179	Brightsphere Investment Group, Inc.	23
979	Cohen & Steers, Inc.	73
677	Cowen, Inc., Class - A	18
1,776	Evercore, Inc., Class - A	195
3,056	Federated Hermes, Inc., Class - B	88
1,301	Focus Financial Partners, Inc., Class - A(a)	57
62	GlassBridge Enterprises, Inc.(a)	3
184	Hamilton Lane, Inc.	14
118	Houlihan Lokey, Inc.	8
3,753	LPL Financial Holdings, Inc.	391
116	Moelis & Co., Class - A	5
869	PJT Partners, Inc., Class - A	65
2,246	Raymond James Financial, Inc.	215
6,548	Safeguard Scientifics, Inc.(a)	42
3,805	Stifel Financial Corp.	192
195	StoneX Group, Inc.(a)	11
5,238	The Carlyle Group, Inc.	165
2,045	Victory Capital Holdings, Inc., Class - A	51
157	Virtus Investment Partners, Inc.	34
9,720	WisdomTree Investments, Inc.	52
		2,131
	Chemicals — 2.64%
8,475	Advanced Emissions Solutions, Inc.	47
2,698	Albemarle Corp.	399
828	Avient Corp.	33
695	Balchem Corp.	80
48	Cabot Corp.	2
1,174	Ferro Corp.(a)	17
4,743	FMC Corp.	546
3,655	FutureFuel Corp.	46
454	GCP Applied Technologies, Inc.(a)	11
4,664	Huntsman Corp.	117
198	Ingevity Corp.(a)	15
Shares	Security Description	Value (000)
	Chemicals (continued)
1,007	Innospec, Inc.	$91
562	Kraton Corp.(a)	16
1,908	Kronos Worldwide, Inc.	28
8,538	Livent Corp.(a)	162
617	Minerals Technologies, Inc.	38
129	NewMarket Corp.	51
1,544	Orion Engineered Carbons SA	26
4,140	PQ Group Holdings, Inc.	59
274	Quaker Chemical Corp.	69
898	Sensient Technologies Corp.	66
176	Stepan Co.	21
1,217	Trinseo SA	62
18,776	Tronox Holdings PLC, Class - A	275
		2,277
	Commercial Services & Supplies — 1.33%
1,375	ABM Industries, Inc.	52
1,728	ACCO Brands Corp.	15
2,167	BrightView Holdings, Inc.(a)	33
1,307	Casella Waste Systems, Inc.(a)	81
335	Cimpress PLC(a)	30
25,310	Covanta Holding Corp.	332
989	Healthcare Services Group, Inc.	28
1,301	Herman Miller, Inc.	44
656	HNI Corp.	23
19,655	Interface, Inc.	206
5,209	KAR Auction Services, Inc.	97
2,881	Knoll, Inc.	42
749	McGrath RentCorp	50
56	MSA Safety, Inc.	8
700	Pitney Bowes, Inc.	4
1,559	Quad/Graphics, Inc.	6
4,657	Team, Inc.(a)	51
313	Tetra Tech, Inc.	36
27	UniFirst Corp.	6
130	US Ecology, Inc.	5
48	VSE Corp.	2
		1,151
	Communications Equipment — 0.45%
1,062	Acacia Communications, Inc.(a)	77
1,460	ADTRAN, Inc.	22
594	Applied Optoelectronics, Inc.(a)	5
673	Clearfield, Inc.(a)	17
2,372	Infinera Corp.(a)	25
724	InterDigital, Inc.	44
1,199	Lumentum Holdings, Inc.(a)	114
822	NETGEAR, Inc.(a)	33
4,451	PCTEL, Inc.	29
2,536	Ribbon Communications, Inc.(a)	17

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
423	Viavi Solutions, Inc.(a)	$6
		389
	Construction & Engineering — 2.77%
4,297	AECOM(a)	214
1,546	Ameresco, Inc., Class - A(a)	81
752	API Group Corp.(a)	14
1,158	Arcosa, Inc.	64
135	Argan, Inc.	6
1,585	Dycom Industries, Inc.(a)	120
1,160	EMCOR Group, Inc.	106
2,153	Fluor Corp.	34
11,335	Granite Construction, Inc.	303
3,120	HC2 Holdings, Inc.(a)	10
5,442	MasTec, Inc.(a)	371
117	MYR Group, Inc.(a)	7
2,758	Primoris Services Corp.	76
4,282	Quanta Services, Inc.	308
47,112	Tutor Perini Corp.(a)	610
2,938	WillScot Mobile Mini Holdings Corp.(a)	68
		2,392
	Construction Materials — 0.60%
2,199	Eagle Materials, Inc., Class - A	223
723	Martin Marietta Materials, Inc.	205
4,300	Summit Materials, Inc., Class - A(a)	86
220	U.S. Concrete, Inc.(a)	9
		523
	Consumer Finance — 0.72%
813	EZCorp., Inc., Class - A(a)	4
3,979	Green Dot Corp., Class - A(a)	222
3,434	LendingClub Corp.(a)	36
875	Navient Corp.	9
351	Nelnet, Inc., Class - A	25
1,129	Oportun Financial Corp.(a)	22
6,063	PRA Group, Inc.(a)	241
936	PROG Holdings, Inc.	50
131	World Acceptance Corp.(a)	13
		622
	Containers & Packaging — 0.30%
693	AptarGroup, Inc.	96
5,518	Graphic Packaging Holding Co.	93
3,245	Myers Industries, Inc.	67
		256
	Distributors — 0.11%
1,087	Core-Mark Holding Co., Inc.	32
16,533	Greenlane Holdings, Inc., Class - A(a)	65
		97
Shares	Security Description	Value (000)
	Diversified Consumer Services — 1.20%
9,882	Adtalem Global Education, Inc.(a)	$336
172	American Public Education, Inc.(a)	5
2,186	Chegg, Inc.(a)	197
114	Collectors Universe, Inc.	9
422	Frontdoor, Inc.(a)	21
8,669	Houghton Mifflin Harcourt Co.(a)	29
4,803	Laureate Education, Inc., Class - A(a)	70
23,795	Perdoceo Education Corp.(a)	300
703	Regis Corp.(a)	6
60	Strategic Education, Inc.	6
782	Universal Technical Institute, Inc.(a)	5
606	Vivint Smart Home, Inc.(a)	13
1,756	WW International, Inc.(a)	43
		1,040
	Diversified Financial Services — 0.18%
2,195	Cannae Holdings, Inc.(a)	97
4,967	Marlin Business Services Corp.	61
		158
	Diversified Telecommunication Services — 0.63%
19,509	Alaska Communications Systems Group, Inc.	72
379	Bandwidth, Inc.(a)	58
2,217	Cincinnati Bell, Inc.(a)	34
3,041	Cogent Communications Holdings, Inc.	183
3,270	IDT Corp.(a)	40
1,867	Iridium Communications, Inc.(a)	73
10,805	ORBCOMM, Inc.(a)	81
340	Vonage Holdings Corp.(a)	4
		545
	Electric Utilities — 0.28%
1,876	ALLETE, Inc.	117
3,048	Genie Energy Ltd.	22
98	Hawaiian Electric Industries, Inc.	3
638	MGE Energy, Inc.	45
528	Otter Tail Corp.	22
192	PNM Resources, Inc.	9
511	Portland General Electric Co.	22
		240
	Electrical Equipment — 1.51%
514	American Superconductor Corp.(a)	12
1,099	Bloom Energy Corp., Class - A(a)	31
2,537	Encore Wire Corp.	154
3,373	EnerSys	280
1,750	Enphase Energy, Inc.(a)	308
1,676	FuelCell Energy, Inc.(a)	19
471	Generac Holdings, Inc.(a)	107
3,865	Plug Power, Inc.(a)	131
213	Powell Industries, Inc.	6
3,233	Sunrun, Inc.(a)	224

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment (continued)
423	Vicor Corp.(a)	$39
		1,311
	Electronic Equipment, Instruments & Components — 2.99%
517	Airgain, Inc.(a)	9
1,155	Arlo Technologies, Inc.(a)	9
521	Badger Meter, Inc.	49
544	Belden, Inc.	23
34	Dolby Laboratories, Inc., Class - A	3
46	ePlus, Inc.(a)	4
2,793	Fabrinet(a)	217
77	FARO Technologies, Inc.(a)	5
5,345	Fitbit, Inc., Class - A(a)	36
18,611	Flex Ltd.(a)	334
4,222	FLIR Systems, Inc.	185
2,171	II-VI, Inc.(a)	165
2,249	Insight Enterprises, Inc.(a)	171
548	IPG Photonics Corp.(a)	123
886	Itron, Inc.(a)	85
8,418	Jabil, Inc.	359
301	Kimball Electronics, Inc.(a)	5
2,844	Knowles Corp.(a)	52
520	Littelfuse, Inc.	132
29	Mesa Laboratories, Inc.	8
1,326	Methode Electronics, Inc.	51
1,415	MTS Systems Corp.	82
801	nLight, Inc.(a)	26
530	Novanta, Inc.(a)	63
207	Par Technology Corp.(a)	13
114	PC Connection, Inc.	5
51	Plexus Corp.(a)	4
2,278	Rogers Corp.(a)	355
34	SYNNEX Corp.	3
801	TTM Technologies, Inc.(a)	11
290	Vishay Intertechnology, Inc.	6
		2,593
	Energy Equipment & Services — 0.27%
1,908	Archrock, Inc.	17
460	Cactus, Inc., Class - A	12
4,798	Championx Corp.(a)	74
3,794	Liberty Oilfield Services, Inc., Class - A	39
2,855	Nextier Oilfield Solutions, Inc.(a)	10
1,775	Oceaneering International, Inc.(a)	14
3,866	Solaris Oilfield Infrastructure, Inc., Class - A	31
4,093	Tidewater, Inc.(a)	35
		232
	Entertainment — 0.34%
689	Cinemark Holdings, Inc.	12
Shares	Security Description	Value (000)
	Entertainment (continued)
5,692	Eros International PLC^(a)	$10
2,755	Glu Mobile, Inc.(a)	25
1,640	Liberty Media Corp. - Liberty Braves Group, Class - A(a)	41
2,497	Liberty Media Corp. - Liberty Braves Group, Class - C(a)	62
14,082	Lions Gate Entertainment Corp., Class - B(a)	146
		296
	Equity Real Estate Investment Trusts — 3.59%
2,565	Alexander & Baldwin, Inc.	44
516	Alpine Income Property Trust, Inc.	8
926	American Finance Trust, Inc.	7
342	Brookfield Renewable Corp., Class - A	20
1,760	CareTrust REIT, Inc.	39
879	Catchmark Timber Trust, Inc., Class - A	8
4,816	Chatham Lodging Trust	52
11,256	Colony Capital, Inc.	54
1,131	Community Healthcare Trust, Inc.	53
1,360	CoreCivic, Inc.	9
6,130	Corenergy Infrastructure Trust, Inc.	42
9,239	CorePoint Lodging, Inc.	64
10,416	Corporate Office Properties Trust	271
9,262	DiamondRock Hospitality Co.(a)	76
14,808	Diversified Healthcare Trust	61
1,309	EastGroup Properties, Inc.	180
681	Farmland Partners, Inc.	6
89	First Industrial Realty Trust, Inc.	4
2,615	Four Corners Property Trust, Inc.	78
3,676	Franklin Street Properties Corp.	16
533	Getty Realty Corp.	15
2,520	Gladstone Commercial Corp.	45
437	Gladstone Land Corp.	6
6,912	Global Medical REIT, Inc.	90
3,307	Global Net Lease, Inc.	57
6,232	Hersha Hospitality Trust	49
2,757	Independence Realty Trust, Inc.	37
3,048	Industrial Logistics Property Trust	71
711	Innovative Industrial Properties, Inc.	130
566	iStar, Inc.	8
5,617	Lexington Realty Trust	60
814	LTC Properties, Inc.	32
3,365	Mack-Cali Realty Corp.	42
4,297	Monmouth Real Estate Investment Corp., Class - A	74
763	National Health Investors, Inc.	53
1,574	National Storage Affiliates	57
3,762	NETSTREIT Corp.	73
9,522	New Senior Investment Group, Inc.	49
1,652	Office Properties Income Trust	38

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
290	Pebblebrook Hotel Trust	$5
1,185	PotlatchDeltic Corp.	59
24	PS Business Parks, Inc.	3
172	QTS Realty Trust, Inc., Class - A	11
788	Retail Opportunity Investments Corp.	11
6,256	Retail Properties of America, Inc.	54
6,433	RLJ Lodging Trust	91
1,766	Ryman Hospitality Properties, Inc.	120
6,550	Sabra Health Care REIT, Inc.	114
1,446	Seritage Growth Properties, Class - A^(a)	21
5,156	Service Properties Trust	59
11,127	SITE Centers Corp.	113
3,489	STAG Industrial, Inc.	110
7,641	Summit Hotel Properties, Inc.	69
846	Tanger Factory Outlet Centers, Inc.^	8
166	Terreno Realty Corp.	10
7,560	The Macerich Co.^	81
2,539	Uniti Group, Inc.	30
3,762	Urban Edge Properties	49
676	Xenia Hotels & Resorts, Inc.	10
		3,106
	Food & Staples Retailing — 0.51%
2,670	BJ’s Wholesale Club Holdings, Inc., Class - C(a)	99
205	Casey’s General Stores, Inc.	37
191	Ingles Markets, Inc., Class - A	8
1,122	Performance Food Group Co.(a)	53
538	PriceSmart, Inc.	49
1,005	Rite Aid Corp.(a)	16
1,071	SpartanNash Co.	19
1,208	The Andersons, Inc.	30
6,106	United Natural Foods, Inc.(a)	98
714	Weis Markets, Inc.	34
		443
	Food Products — 1.18%
1,523	B&G Foods, Inc.^	42
123	Cal-Maine Foods, Inc.(a)	5
11,487	Darling Ingredients, Inc.(a)	662
572	Fresh Del Monte Produce, Inc.	14
423	Freshpet, Inc.(a)	60
682	J&J Snack Foods Corp.	106
260	John B. Sanfilippo & Son, Inc.	21
351	Lancaster Colony Corp.	64
1,116	The Simply Good Foods Co.(a)	35
266	Tootsie Roll Industries, Inc.	8
		1,017
	Gas Utilities — 0.48%
715	Chesapeake Utilities Corp.	77
Shares	Security Description	Value (000)
	Gas Utilities (continued)
221	New Jersey Resources Corp.	$8
1,479	Northwest Natural Holding Co.	68
3,786	South Jersey Industries, Inc.	82
67	Southwest Gas Holdings, Inc.	4
1,587	Spire, Inc.	101
2,134	UGI Corp.	75
		415
	Health Care Equipment & Supplies — 4.09%
288	Abiomed, Inc.(a)	93
155	AtriCure, Inc.(a)	9
1,216	Avanos Medical, Inc.(a)	56
179	Axonics Modulation Technologies, Inc.(a)	9
2,639	BioSig Technologies, Inc.(a)	10
736	Cantel Medical Corp.	58
4,362	Cardiovascular Systems, Inc.(a)	191
1,164	Cerus Corp.(a)	8
893	Chembio Diagnostics, Inc.^(a)	4
385	CONMED Corp.	43
421	Dexcom, Inc.(a)	156
698	Glaukos Corp.(a)	53
175	Globus Medical, Inc.(a)	11
200	Inogen, Inc.(a)	9
2,376	Insulet Corp.(a)	608
1,163	Integer Holdings Corp.(a)	94
661	Intricon Corp.(a)	12
3,272	Invacare Corp.	29
933	iRhythm Technologies, Inc.(a)	221
511	Lantheus Holdings, Inc.(a)	7
211	LeMaitre Vascular, Inc.	9
158	LENSAR, Inc.(a)	1
526	LivaNova PLC(a)	35
4,241	Merit Medical Systems, Inc.(a)	235
2,023	Neogen Corp.(a)	160
671	Nevro Corp.(a)	116
93	NuVasive, Inc.(a)	5
6,199	PAVmed, Inc.(a)	13
249	Quidel Corp.(a)	45
121	Shockwave Medical, Inc.(a)	13
12,294	Sientra, Inc.(a)	48
119	Silk Road Medical, Inc.(a)	7
9,305	SmileDirectClub, Inc.(a)	111
1,272	STAAR Surgical Co.(a)	101
746	STERIS PLC	141
2,034	Surgalign Holdings, Inc.(a)	4
3,038	Tandem Diabetes Care, Inc.(a)	291
1,384	The Cooper Companies, Inc.	503
360	Vapotherm, Inc.(a)	10

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
2,221	VolitionRX, Ltd.(a)	$9
		3,538
	Health Care Providers & Services — 1.82%
747	1Life Healthcare, Inc.(a)	33
7,157	Acadia Healthcare Company, Inc.(a)	359
126	Addus HomeCare Corp.(a)	15
316	Amedisys, Inc.(a)	93
590	AMN Healthcare Services, Inc.(a)	40
1,374	Biotelemetry, Inc.(a)	99
13	Chemed Corp.	7
1,165	Community Health Systems, Inc.(a)	9
153	CorVel Corp.(a)	16
464	Covetrus, Inc.(a)	13
47	Encompass Health Corp.	4
803	Five Star Senior Living, Inc.(a)	6
145	Guardant Health, Inc.(a)	19
576	Hanger, Inc.(a)	13
1,566	HealthEquity, Inc.(a)	109
776	LHC Group, Inc.(a)	165
373	Magellan Health, Inc.(a)	31
36	Molina Heathcare, Inc.(a)	8
788	National Healthcare Corp.	52
409	Option Care Health, Inc.(a)	6
1,478	Owens & Minor, Inc.	40
3,683	Patterson Companies, Inc.	109
277	Providence Service Corp.(a)	38
1,149	R1 RCM, Inc.(a)	28
2,950	RadNet, Inc.(a)	58
1,380	Select Medical Holdings Corp.(a)	38
1,391	Sharps Compliance Corp.(a)	13
435	Surgery Partners, Inc.(a)	13
2,414	Tenet Healthcare Corp.(a)	96
278	The Ensign Group, Inc.	20
150	The Pennant Group, Inc.(a)	9
244	Triple-S Management Corp., Class - B(a)	5
82	U.S. Physical Therapy, Inc.	10
		1,574
	Health Care Technology — 0.91%
358	Allscripts Healthcare Solutions, Inc.(a)	5
1,328	Evolent Health, Inc., Class - A(a)	21
276	Health Catalyst, Inc.(a)	12
2,657	HealthStream, Inc.(a)	58
1,271	HMS Holdings Corp.(a)	47
1,693	Inovalon Holdings, Inc., Class - A(a)	31
925	Inspire Medical System, Inc.(a)	174
2,060	NextGen Healthcare, Inc.(a)	38
1,677	Omnicell, Inc.(a)	201
Shares	Security Description	Value (000)
	Health Care Technology (continued)
199	Schrodinger, Inc.(a)	$16
179	Tabula Rasa Healthcare, Inc.(a)	8
831	Teladoc Health, Inc.(a)	166
250	Vocera Communications, Inc.(a)	10
		787
	Hotels, Restaurants & Leisure — 2.78%
162	BJ’s Restaurants, Inc.	6
805	Bloomin’ Brands, Inc.	16
6,408	Boyd Gaming Corp.(a)	275
9,200	Caesars Entertainment, Inc.(a)	682
262	Churchill Downs, Inc.	51
398	Chuy’s Holdings, Inc.(a)	11
1,221	Dave & Buster’s Entertainment, Inc.	37
1,018	Dine Brands Global, Inc.	59
470	El Pollo Loco Holdings, Inc.(a)	9
7,017	Fiesta Restaurant Group, Inc.(a)	80
428	Golden Entertainment, Inc.(a)	9
1,218	Hilton Grand Vacations, Inc.(a)	38
73	Jack in the Box, Inc.	7
5,491	Lindblad Expeditions Holdings, Inc.(a)	94
36	Marriott Vacations Worldwide Corp.	5
696	Noodles & Co.(a)	5
731	Papa John’s International, Inc.	62
1,841	Penn National Gaming, Inc.(a)	159
3,402	Planet Fitness, Inc., Class - A(a)	264
3,075	PlayAGS, Inc.(a)	22
2,685	Red Robin Gourmet Burgers, Inc.(a)	52
4,134	Red Rock Resorts, Inc., Class - A	104
999	Scientific Games Corp., Class - A(a)	41
581	Texas Roadhouse, Inc.	45
316	Vail Resorts, Inc.	88
1,396	Wingstop, Inc.	185
		2,406
	Household Durables — 2.06%
4,810	Century Communities, Inc.(a)	211
972	Gopro, Inc., Class - A(a)	8
5,700	Green Brick Partners, Inc.(a)	131
1,600	Hamilton Beach Brands Holding Co., Class - A	28
67	Helen of Troy Ltd.(a)	15
156	Hooker Furniture Corp.	5
370	Installed Building Products, Inc.(a)	38
137	iRobot Corp.(a)	11
221	La-Z-Boy, Inc.	9
2,339	LGI Homes, Inc.(a)	247
485	M/I Homes, Inc.(a)	21
720	MDC Holdings, Inc.	35
1,111	Meritage Homes Corp.(a)	92
147	Skyline Champion Corp.(a)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables (continued)
584	The Lovesac Co.(a)	$25
1,473	TopBuild Corp.(a)	271
3,495	TRI Pointe Homes, Inc.(a)	60
9,982	Tupperware Brands Corp.(a)	323
4,624	Universal Electronics, Inc.(a)	243
		1,778
	Household Products — 0.06%
240	Central Garden & Pet Co.(a)	9
990	Central Garden & Pet Co., Class - A(a)	37
20	WD-40 Co.	5
		51
	Independent Power and Renewable Electricity Producers — 0.17%
1,499	Clearway Energy, Inc., Class - C	48
2,146	Sunnova Energy International, Inc.(a)	97
		145
	Industrial Conglomerates — 0.08%
1,959	Raven Industries, Inc.	65
	Insurance — 2.13%
2,133	American Equity Investment Life Holding Co.	59
4,692	Argo Group International Holdings Ltd.	205
887	Citizens, Inc.(a)	5
3,379	CNO Financial Group, Inc.	75
156	eHealth, Inc.(a)	11
94	Enstar Group Ltd.(a)	19
889	Everest Re Group Ltd.	209
1,865	Fidelity National Financial, Inc.	73
2,387	Genworth Financial, Inc., Class - A(a)	9
1,150	Goosehead Insurance, Inc.	143
1,842	Horace Mann Educators Corp.	77
3,013	James River Group Holdings Ltd.	149
655	Kinsale Capital Group, Inc.	131
159	National General Holdings Corp.	5
2,483	ProAssurance Corp.	44
1,753	ProSight Global, Inc.(a)	22
72	RLI Corp.	7
723	Safety Insurance Group, Inc.	56
1,404	Selective Insurance Group, Inc.	94
4,441	Third Point Reinsurance Ltd.(a)	42
1,617	Trupanion, Inc.(a)	195
3,262	W.R. Berkley Corp.	218
		1,848
	Interactive Media & Services — 0.03%
8,509	DHI Group, Inc.(a)	18
139	Yelp, Inc.(a)	5
		23
Shares	Security Description	Value (000)
	Internet & Direct Marketing Retail — 0.40%
593	1-800-Flowers.com, Inc., Class - A(a)	$15
352	Etsy, Inc.(a)	63
724	Gaia, Inc.(a)	7
607	Lands’ End, Inc.(a)	13
3,824	Magnite, Inc.(a)	117
396	Stamps.com, Inc.(a)	78
2,561	The RealReal, Inc.(a)	50
		343
	IT Services — 2.62%
2,041	Alliance Data Systems Corp.	151
62	Booz Allen Hamilton Holding Corp.	5
24,289	Brightcove, Inc.(a)	447
20	CACI International, Inc., Class - A(a)	5
199	Cardtronics PLC, Class - A(a)	7
1,176	Cass Information Systems, Inc.	46
34	Concentrix Corp.(a)	3
10,305	Conduent, Inc.(a)	49
47	CoreLogic, Inc.	4
94	CSG Systems International, Inc.	4
2,141	EVERTEC, Inc.	84
717	Evo Payments, Inc., Class - A(a)	19
514	Exlservice Holdings, Inc.(a)	44
254	Jack Henry & Associates, Inc.	41
19,254	KBR, Inc.	596
2,099	Limelight Networks, Inc.(a)	8
1,607	LiveRamp Holdings, Inc.(a)	118
78	ManTech International Corp., Class - A	7
979	MAXIMUS, Inc.	72
1,211	NIC, Inc.	31
1,117	Perficient, Inc.(a)	53
10,581	PRGX Global, Inc.(a)	81
1,018	Science Applications International Corp.	96
605	Sykes Enterprises, Inc.(a)	23
135	The Hackett Group, Inc.	2
81	TTEC Holdings, Inc.	6
68	Tucows, Inc.(a)	5
822	Unisys Corp.(a)	16
2,286	Verra Mobility Corp.(a)	31
108	Virtusa Corp.(a)	6
996	WEX, Inc.(a)	203
		2,263
	Leisure Products — 0.49%
324	American Outdoor Brands, Inc.(a)	6
4,164	Callaway Golf Co.	100
77	Johnson Outdoors, Inc., Class - A	9
356	Mastercraft Boat Holdings, Inc.(a)	9
9,402	Mattel, Inc.(a)	163
1,298	Smith & Wesson Brands, Inc.	23

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
1,691	Yeti Holdings, Inc.(a)	$116
		426
	Life Sciences Tools & Services — 1.02%
102	Bruker Corp.	6
3,416	Codexis, Inc.(a)	75
3,486	Fluidigm Corp.(a)	21
1,767	Harvard Bioscience, Inc.(a)	8
5,702	Luminex Corp.	132
599	Medpace Holdings, Inc.(a)	83
636	NanoString Technologies, Inc.(a)	43
3,662	NeoGenomics, Inc.(a)	196
1,392	Pacific Biosciences of California, Inc.(a)	36
664	Personalis, Inc.(a)	24
58	PRA Health Sciences, Inc.(a)	7
3,513	QIAGEN N.V.(a)	186
1,387	Quanterix Corp.(a)	65
		882
	Machinery — 2.69%
68	Albany International Corp.	5
1,758	Astec Industries, Inc.	102
255	Barnes Group, Inc.	13
1,580	Chart Industries, Inc.(a)	187
1,128	CIRCOR International, Inc.(a)	43
168	Columbus McKinnon Corp.	6
1,804	DMC Global, Inc.	78
3,382	Evoqua Water Technologies Co.(a)	91
1,773	Federal Signal Corp.	59
211	Franklin Electric Co., Inc.	15
1,283	Graham Corp.	19
4,941	Harsco Corp.(a)	89
434	Helios Technologies, Inc.	23
116	Hurco Companies, Inc.	3
431	Hyster-Yale Materials Handling, Inc.	26
332	IDEX Corp.	66
1,220	ITT, Inc.	94
819	John Bean Technologies Corp.	93
217	Kadant, Inc.	31
121	Kennametal, Inc.	4
1,296	Kornit Digital Ltd.(a)	115
902	Lincoln Electric Holdings, Inc.	105
331	Lydall, Inc.(a)	10
14,642	Meritor, Inc.(a)	409
118	Mueller Industries, Inc.	4
47	Oshkosh Corp.	4
1,221	Park-Ohio Holdings Corp.	38
1,080	Proto Labs, Inc.(a)	166
2,342	Rexnord Corp.	92
Shares	Security Description	Value (000)
	Machinery (continued)
1,356	SPX Corp.(a)	$74
1,151	SPX FLOW, Inc.(a)	67
2,067	Terex Corp.	72
2,085	The Greenbrier Companies, Inc.	76
342	TriMas Corp.(a)	11
2,838	Welbilt, Inc.(a)	37
		2,327
	Marine — 0.21%
658	Genco Shipping & Trading Ltd.	5
2,135	Kirby Corp.(a)	111
1,166	Matson, Inc.	66
		182
	Media — 0.77%
2,263	AMC Networks, Inc., Class - A^(a)	81
2,751	Cardlytics, Inc.(a)	394
5,444	Gray Television, Inc.(a)	97
3,244	Liberty Latin America Ltd., Class - C(a)	36
535	Scholastic Corp.	13
188	Sinclair Broadcast Group, Inc., Class - A	6
2,249	TEGNA, Inc.	31
414	Tribune Publishing Co.	6
		664
	Metals & Mining — 2.44%
3,694	Agnico Eagle Mines Ltd.	260
19,619	Alamos Gold, Inc.	172
6,347	Alcoa Corp.(a)	146
13,954	Allegheny Technologies, Inc.(a)	234
401	Arconic Corp.(a)	12
3,417	Carpenter Technology Corp.	100
2,916	Cleveland-Cliffs, Inc.	42
4,270	Coeur Mining, Inc.(a)	44
257	Commercial Metals Co.	5
873	Compass Minerals International, Inc.	54
1,173	Haynes International, Inc.	28
9,750	Hecla Mining Co.	63
191	Materion Corp.	12
21,988	Pan American Silver Corp.	758
2,916	Ryerson Holding Corp.(a)	40
5,772	Timkensteel Corp.(a)	27
365	United States Steel Corp.	6
549	Warrior Met Coal, Inc.	12
1,868	Worthington Industries, Inc.	96
		2,111
	Mortgage Real Estate Investment Trusts — 0.44%
10,110	AG Mortgage Investment Trust, Inc.^	30
3,653	ARMOUR Residential REIT, Inc.	39
1,929	Broadmark Realty Capital, Inc.	20
1,677	Capstead Mortgage Corp.	10

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (continued)
7,810	Colony Credit Real Estate, Inc.	$59
1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	118
6,389	MFA Financial, Inc.	25
2,348	Redwood Trust, Inc.	21
3,043	Two Harbors Investment Corp.	19
11,584	Western Asset Mortgage Capital Corp.	38
		379
	Multiline Retail — 0.11%
8,601	Macy’s, Inc.	97
	Multi-Utilities — 0.22%
726	Black Hills Corp.	45
1,680	NorthWestern Corp.	98
977	Unitil Corp.	43
		186
	Oil, Gas & Consumable Fuels — 1.27%
1,121	Amyris, Inc.(a)	7
1,753	Antero Resources Corp.(a)	10
2,408	Clean Energy Fuels Corp.(a)	19
5,573	Comstock Resources, Inc.(a)	24
2,431	CONSOL Energy, Inc.(a)	18
3,905	Delek US Holdings, Inc.	63
2,053	DHT Holdings, Inc.	11
1,588	Earthstone Energy, Inc., Class - A(a)	8
26,204	Euronav N.V.	210
2,172	Frontline Ltd.^	14
6,201	Golar LNG Ltd.(a)	59
21,586	Navigator Holdings Ltd.(a)	236
2,581	Nordic American Tankers Ltd.	8
3,747	Ovintiv, Inc.	54
292	PDC Energy, Inc.(a)	6
2,305	Range Resources Corp.(a)	15
696	Renewable Energy Group, Inc.(a)	49
52	REX American Resources Corp.(a)	4
588	Scorpio Tankers, Inc.	7
46,388	Southwestern Energy Co.(a)	138
1,690	World Fuel Services Corp.	53
10,781	WPX Energy, Inc.(a)	88
		1,101
	Paper & Forest Products — 0.18%
563	Boise Cascade Co.	27
277	Clearwater Paper Corp.(a)	10
1,354	Domtar Corp.	44
2,506	Glatfelter Corp.	41
902	Schweitzer-Mauduit International, Inc.	36
		158
Shares	Security Description	Value (000)
	Personal Products — 0.14%
494	e.l.f. Beauty, Inc.(a)	$12
853	Inter Parfums, Inc.	52
198	Medifast, Inc.	39
238	USANA Health Sciences, Inc.(a)	18
		121
	Pharmaceuticals — 1.22%
10,185	Acer Therapeutics, Inc.(a)	27
9,728	Aerie Pharmaceuticals, Inc.(a)	131
2,129	Amneal Pharmaceuticals, Inc.(a)	10
570	Arvinas, Inc.(a)	48
4,638	Avenue Therapeutics, Inc.(a)	28
351	Axsome Therapeutics, Inc.(a)	29
7,981	Baudax Bio, Inc.(a)	8
81	Catalent, Inc.(a)	8
3,007	Cerecor, Inc.(a)	8
703	Corcept Therapeutics, Inc.(a)	18
3,371	CorMedix, Inc.(a)	25
4,171	ENDO International PLC(a)	30
1,228	Harrow Health, Inc.(a)	8
653	Horizon Therapeutics PLC(a)	48
717	Intra-Cellular Therapies, Inc.(a)	23
1,037	Kala Pharmaceuticals, Inc.(a)	7
1,598	Marinus Pharmaceuticals, Inc.(a)	19
929	NGM Biopharmaceuticals, Inc.(a)	28
339	Ocular Therapeutix, Inc.(a)	7
838	Odonate Therapeutics, Inc.(a)	16
537	Omeros Corp.(a)	8
1,026	Optinose, Inc.(a)	4
5,179	Pacira BioSciences, Inc.(a)	311
1,073	Paratek Pharmaceuticals, Inc.(a)	7
1,203	Phibro Animal Health Corp., Class - A	23
1,583	Prestige Consumer Healthcare, Inc.(a)	55
1,048	Revance Therapeutics, Inc.(a)	30
4,208	Satsuma Pharmaceuticals, Inc.(a)	19
5,589	Strongbridge BioPharma PLC(a)	14
803	Supernus Pharmaceuticals, Inc.(a)	20
1,853	Zogenix, Inc.(a)	37
		1,054
	Professional Services — 0.71%
917	ASGN, Inc.(a)	77
1,815	CBIZ, Inc.(a)	48
216	Exponent, Inc.	19
2,022	GP Strategies Corp.(a)	24
217	Huron Consulting Group, Inc.(a)	13
173	ICF International, Inc.	13
594	Kelly Services, Inc., Class - A	12
982	Kforce, Inc.	41
1,998	Korn Ferry	87

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Professional Services (continued)
9,154	Mistras Group, Inc.(a)	$71
1,071	TriNet Group, Inc.(a)	86
3,581	Upwork, Inc.(a)	124
		615
	Real Estate Management & Development — 0.36%
1,451	BBX Capital, Inc.(a)	8
264	Essential Properties Realty Trust, Inc.	6
616	eXp World Holdings, Inc.(a)	39
299	Forestar Group, Inc.(a)	6
821	Marcus & Millichap, Inc.(a)	31
3,583	Newmark Group, Inc., Class - A	26
40	Rafael Holdings, Inc., Class - B(a)	1
303	Realogy Holdings Corp.(a)	4
1,604	Redfin Corp.(a)	109
1,184	The RMR Group, Inc., Class - A	46
894	The St. Joe Co.	38
		314
	Road & Rail — 0.54%
119	Avis Budget Group, Inc.(a)	4
6,493	Knight-Swift Transportation Holdings, Inc.	272
378	Marten Transport Ltd.	7
103	P.A.M. Transportation Services, Inc.(a)	5
808	Saia, Inc.(a)	146
286	Universal Truckload Services, Inc.	6
1,208	US Xpress Enterprise, Inc., Class - A(a)	8
3,453	YRC Worldwide, Inc.(a)	15
		463
	Semiconductors & Semiconductor Equipment — 6.13%
809	Advanced Energy Industries, Inc.(a)	78
485	Alpha & Omega Semiconductor Ltd.(a)	11
658	Ambarella, Inc.(a)	60
3,622	Amkor Technology, Inc.	55
3,010	AXT, Inc.(a)	29
176	Brooks Automation, Inc.	12
521	CEVA, Inc.(a)	24
55	Cirrus Logic, Inc.(a)	5
453	CMC Materials, Inc.	69
6,973	Cree, Inc.(a)	739
216	Diodes, Inc.(a)	15
126	Entegris, Inc.	12
4,167	FormFactor, Inc.(a)	179
3,000	GSI Technology, Inc.(a)	22
188	Impinj, Inc.(a)	8
286	Inphi Corp.(a)	46
5,553	Lattice Semiconductor Corp.(a)	254
12,762	MACOM Technology Solutions Holdings, Inc.(a)	702
7,186	Marvell Technology Group Ltd.	342
Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
2,995	MaxLinear, Inc., Class - A(a)	$114
1,829	MKS Instruments, Inc.	275
1,137	Monolithic Power Systems, Inc.	416
2,556	Power Integrations, Inc.	209
2,789	Qorvo, Inc.(a)	464
5,793	Semtech Corp.(a)	418
1,406	Silicon Laboratories, Inc.(a)	179
324	SMART Global Holdings, Inc.(a)	12
799	Synaptics, Inc.(a)	77
2,914	Ultra Clean Holdings, Inc.(a)	91
1,639	Universal Display Corp.	377
661	Veeco Instruments, Inc.(a)	11
		5,305
	Software — 5.35%
9,728	2U, Inc.(a)	390
1,424	8x8, Inc.(a)	49
2,571	ACI Worldwide, Inc.(a)	99
416	Alarm.com Holding, Inc.(a)	43
829	Altair Engineering, Inc., Class - A(a)	48
343	Alteryx, Inc., Class - A(a)	42
192	Appian Corp.(a)	31
3,150	Asure Software, Inc.(a)	22
49	Avalara, Inc.(a)	8
488	Avaya Holdings Corp.(a)	9
15,683	Benefitfocus, Inc.(a)	227
242	Blackline, Inc.(a)	32
1,039	Bottomline Technologies, Inc.(a)	55
1,091	Box, Inc., Class - A(a)	20
274	Cerence, Inc.(a)	28
3,773	Cloudera, Inc.(a)	52
574	CommVault Systems, Inc.(a)	32
803	Cornerstone OnDemand, Inc.(a)	35
155	Coupa Software, Inc.(a)	53
313	Digimarc Corp.(a)	15
740	Digital Turbine, Inc.(a)	42
434	Domo, Inc., Class - B(a)	28
1,935	Ebix, Inc.	73
581	eGain Corp.(a)	7
107	Envestnet, Inc.(a)	9
465	Everbridge, Inc.(a)	69
83	Fair Isaac Corp.(a)	42
631	Five9, Inc.(a)	110
932	fuboTV, Inc.(a)	26
846	Guidewire Software, Inc.(a)	109
512	HubSpot, Inc.(a)	203
53	J2 Global, Inc.(a)	5
205	LivePerson, Inc.(a)	13
3,518	Medallia, Inc.(a)	117
21	MicroStrategy, Inc.(a)	8

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
3,283	Model N, Inc.(a)	$117
1,152	New Relic, Inc.(a)	75
12,889	Nuance Communications, Inc.(a)	569
785	Onespan, Inc.(a)	16
566	Pegasystems, Inc.	75
192	Ping Identity Holding Corp.(a)	5
705	Proofpoint, Inc.(a)	96
910	PROS Holdings, Inc.(a)	46
1,208	PTC, Inc.(a)	144
205	Q2 Holdings, Inc.(a)	26
556	QAD, Inc., Class - A	35
680	Qualys, Inc.(a)	83
1,182	Rapid7, Inc.(a)	107
157	Sailpoint Technologies Holding, Inc.(a)	8
831	SPS Commerce, Inc.(a)	90
3,599	SS&C Technologies Holdings, Inc.	263
1,579	SVMK, Inc.(a)	40
2,897	Synchronoss Technologies, Inc.(a)	14
782	Tenable Holdings, Inc.(a)	41
131	Upland Software, Inc.(a)	6
202	Varonis Systems, Inc.(a)	33
979	Verint Systems, Inc.(a)	66
1,235	VirnetX Holding Corp.	6
1,235	Workiva, Inc.(a)	113
12,595	Xperi Holding Corp.	264
2,378	Yext, Inc.(a)	37
690	Zix Corp.(a)	6
307	Zscaler, Inc.(a)	61
2,502	Zuora, Inc., Class - A(a)	35
		4,628
	Specialty Retail — 1.26%
1,447	American Eagle Outfitters, Inc.	29
520	Asbury Automotive Group, Inc.(a)	76
790	Camping World Holdings, Inc., Class - A	21
2,147	Floor & Decor Holdings, Inc., Class - A(a)	198
2,020	Genesco, Inc.(a)	61
72	Group 1 Automotive, Inc.	9
1,362	Guess?, Inc.	31
487	Lithia Motors, Inc.	143
808	Monro, Inc.	43
180	Murphy USA, Inc.	24
414	National Vision Holdings, Inc.(a)	19
53	Penske Automotive Group, Inc.	3
247	Restoration Hardware Co.(a)	111
2,077	Sally Beauty Holdings, Inc.(a)	27
354	Shoe Carnival, Inc.	14
158	Signet Jewelers Ltd.	4
114	Sleep Number Corp.(a)	9
Shares	Security Description	Value (000)
	Specialty Retail (continued)
7,426	Sportsman’s Warehouse Holdings, Inc.(a)	$130
468	The Aaron’s Co., Inc.(a)	9
297	The Buckle, Inc.	9
3,215	The Cato Corp., Class - A	31
2,415	The Michaels Companies, Inc.(a)	31
1,585	The ODP Corp.(a)	46
560	Tilly’s, Inc., Class - A	5
526	Urban Outfitters, Inc.(a)	13
		1,096
	Technology Hardware, Storage & Peripherals — 0.14%
1,377	Diebold Nixdorf, Inc.(a)	15
761	Immersion Corp.(a)	9
698	Intevac, Inc.(a)	5
2,394	NCR Corp.(a)	89
		118
	Textiles, Apparel & Luxury Goods — 0.73%
468	Columbia Sportswear Co.	41
1,161	Crocs, Inc.(a)	73
233	Deckers Outdoor Corp.(a)	67
3,666	Fossil Group, Inc.(a)	32
792	G-III Apparel Group Ltd.(a)	19
5,020	Kontoor Brands, Inc.	203
412	Steven Madden Ltd.	15
1,344	Superior Group of Companies, Inc.	31
4,730	Wolverine World Wide, Inc.	147
		628
	Thrifts & Mortgage Finance — 0.81%
1,712	Axos Financial, Inc.(a)	64
3,569	Bankfinancial Corp.	31
5,745	Capitol Federal Financial, Inc.	72
3,931	Columbia Financial, Inc.(a)	61
99	Essent Group Ltd.	4
70	Federal Agricultural Mortgage Corp., Class - C	5
667	Flagstar Bancorp, Inc.	27
79	HomeStreet, Inc.	3
3,424	Meridian Bancorp, Inc.	51
155	Meta Financial Group, Inc.	6
228	MGIC Investment Corp.	3
1,030	Mr Cooper Group, Inc.(a)	32
1,238	NMI Holdings, Inc.(a)	28
5,668	Northwest Bancshares, Inc.	73
233	OceanFirst Financial Corp.	4
871	PennyMac Financial Services, Inc.	57
3,124	Provident Financial Services, Inc.	56
3,405	Sterling Bancorp, Inc.	15
941	Walker & Dunlop, Inc.	88
244	Washington Federal, Inc.	6
623	Western New England Bancorp, Inc.	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
247	WSFS Financial Corp.	$11
		701
	Tobacco — 0.03%
2,572	Vector Group Ltd.	30
	Trading Companies & Distributors — 2.01%
63	Applied Industrial Technologies, Inc.	5
5,155	Beacon Roofing Supply, Inc.(a)	208
9,699	BMC Stock Holdings, Inc.(a)	520
2,991	DXP Enterprises, Inc.(a)	66
55	GATX Corp.	5
192	GMS, Inc.(a)	6
1,745	Herc Holdings, Inc.(a)	116
1,252	Kaman Corp.	72
24,256	MRC Global, Inc.(a)	161
1,578	Rush Enterprises, Inc., Class - A	65
1,389	SiteOne Landscape Supply, Inc.(a)	219
4,993	Textainer Group Holdings Ltd.(a)	96
2,494	WESCO International, Inc.(a)	196
		1,735
	Water Utilities — 0.35%
811	American States Water Co.	64
1,134	California Water Service Group	61
4,005	Consolidated Water Co. Ltd.	48
602	Global Water Resources, Inc.	9
626	Middlesex Water Co.	45
1,091	SJW Corp.	76
		303
	Wireless Telecommunication Services — 0.09%
1,140	Shenandoah Telecommunications Co.	50
2,825	Spok Holdings, Inc.	31
		81
	Total Common Stocks	78,373
Shares	Security Description	Value (000)
	Contingent Rights — 0.17%
	Biotechnology — 0.00%
1,646	Progenics Pharma CVR, 12/31/22(a)(b)	$—
	Metals & Mining — 0.17%
176,955	Pan American Silver Corp. CVR, 2/22/29(a)	146
	Pharmaceuticals — 0.00%
759	Aratana Therapeutics, Inc. CVR, 12/31/21(a)(b)	—
	Total Contingent Rights	146
	Investment Companies — 8.37%
451,966	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(c)	452
6,788,746	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(c)	6,789
	Total Investment Companies	7,241
	Total Investments (cost $48,437) — 99.13%	85,760
	Other assets in excess of liabilities — 0.87%	749
	Net Assets — 100.00%	$86,509

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2020. The total value of securities on loan as of December 31, 2020, was $436 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2020.

(a)	Represents non-income producing security.

(b)	Security was valued using significant unobservable inputs as of December 31, 2020.

(c)	The rate disclosed is the rate in effect on December 31, 2020.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	38.48%	52.11%	90.59%
Contingent Rights	0.17%	—	0.17%
Investment Companies	—	8.37%	8.37%
Other Assets (Liabilities)	0.67%	0.20%	0.87%
Total Net Assets	39.32%	60.68%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	73	3/19/21	$7,208	$235
			$7,208	$235
	Total Unrealized Appreciation			$235
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$235

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Exchange-Traded Fund — 34.04%
122,000	Energy Select Sector SPDR Fund	$4,624
	Total Exchange-Traded Fund	4,624
	Investment Company — 59.99%
8,146,539	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(a)	8,147
	Total Investment Company	8,147
	Total Investments (cost $12,183) — 94.03%	12,771
	Other assets in excess of liabilities — 5.97%	810
	Net Assets — 100.00%	$13,581

(a)	The rate disclosed is the rate in effect on December 31, 2020.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The Commodity Returns Strategy Portfolio	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Exchange-Traded Fund	34.04%	—	34.04%
Investment Company	59.99%	—	59.99%
Other Assets (Liabilities)	4.09%	1.88%	5.97%
Total Net Assets	98.12%	1.88%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	44	3/19/21	$8,247	$194
			$8,247	$194
	Total Unrealized Appreciation			$194
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$194

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.46%
	Australia — 1.79%
585	Afterpay Ltd. (IT Services)(a)	$54
1,696	AGL Energy Ltd. (Multi-Utilities)	16
8,990	AMP Ltd. (Diversified Financial Services)	11
693	Ampol Ltd. (Oil, Gas & Consumable Fuels)	15
2,941	APA Group (Gas Utilities)	22
1,433	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	35
485	ASX Ltd. (Capital Markets)	27
5,652	Aurizon Holdings Ltd. (Road & Rail)	17
3,765	AusNet Services (Electric Utilities)	5
7,214	Australia & New Zealand Banking Group Ltd. (Banks)	126
7,588	BHP Billiton Ltd. (Metals & Mining)	247
5,377	BHP Group Ltd. (Metals & Mining)	142
1,410	BlueScope Steel Ltd. (Metals & Mining)	19
3,941	Brambles Ltd. (Commercial Services & Supplies)	32
351	CIMIC Group Ltd. (Construction & Engineering)(a)	7
1,358	Coca-Cola Amatil Ltd. (Beverages)	14
165	Cochlear Ltd. (Health Care Equipment & Supplies)	24
3,429	Coles Group Ltd. (Food & Staples Retailing)	48
4,556	Commonwealth Bank of Australia (Banks)	287
1,360	Computershare Ltd. (IT Services)	15
991	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	7
1,167	CSL Ltd. (Biotechnology)	255
2,615	Dexus (Equity Real Estate Investment Trusts)	19
3,517	Evolution Mining Ltd. (Metals & Mining)	14
4,206	Fortescue Metals Group Ltd. (Metals & Mining)	76
4,174	Goodman Group (Equity Real Estate Investment Trusts)	62
5,779	Insurance Australia Group Ltd. (Insurance)	21
1,593	LendLease Group (Real Estate Management & Development)(b)	16
856	Macquarie Group Ltd. (Capital Markets)	91
357	Magellan Financial Group Ltd. (Capital Markets)	15
7,667	Medibank Private Ltd. (Insurance)	18
11,309	Mirvac Group (Equity Real Estate Investment Trusts)	23
8,197	National Australia Bank Ltd. (Banks)	143
1,950	Newcrest Mining Ltd. (Metals & Mining)	39
1,607	Northern Star Resources Ltd. (Metals & Mining)	16
927	Orica Ltd. (Chemicals)	11
4,121	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	15
2,446	Qantas Airways Ltd. (Airlines)	9
Shares	Security Description	Value (000)
	Australia (continued)
3,741	QBE Insurance Group Ltd. (Insurance)	$25
427	Ramsay Health Care Ltd. (Health Care Providers & Services)	20
112	REA Group Ltd. (Interactive Media & Services)	13
944	Rio Tinto Ltd. (Metals & Mining)	83
4,289	Santos Ltd. (Oil, Gas & Consumable Fuels)	21
12,339	Scentre Group (Equity Real Estate Investment Trusts)	26
923	SEEK Ltd. (Professional Services)	20
1,187	Sonic Healthcare Ltd. (Health Care Providers & Services)	30
11,701	South32 Ltd. (Metals & Mining)	22
6,813	Stockland (Equity Real Estate Investment Trusts)	22
3,312	Suncorp Group Ltd. (Insurance)	24
2,888	Sydney Airport (Transportation Infrastructure)(a)	14
5,667	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	17
10,531	Telstra Corp. Ltd. (Diversified Telecommunication Services)	24
5,576	The GPT Group (Equity Real Estate Investment Trusts)	19
6,949	Transurban Group (Transportation Infrastructure)	73
2,004	Treasury Wine Estates Ltd. (Beverages)	14
8,881	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	11
433	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	10
2,884	Wesfarmers Ltd. (Food & Staples Retailing)	112
9,086	Westpac Banking Corp. (Banks)	136
480	WiseTech Global Ltd. (Software)	11
2,388	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	42
3,209	Woolworths Group Ltd. (Food & Staples Retailing)	97
		2,899
	Austria — 0.04%
747	Erste Group Bank AG (Banks)(a)	22
383	OMV AG (Oil, Gas & Consumable Fuels)	15
389	Raiffeisen Bank International AG (Banks)(a)(b)	8
147	Verbund AG (Electric Utilities)	13
246	Voestalpine AG (Metals & Mining)	9
		67
	Belgium — 0.81%
444	Ageas SA (Insurance)	24
15,882	Anheuser-Busch InBev N.V. (Beverages)	1,107
134	Colruyt SA (Food & Staples Retailing)	8
67	Elia Group SA/NV (Electric Utilities)(b)	8
76	Galapagos N.V. (Biotechnology)(a)(b)	7

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Belgium (continued)
281	Groupe Bruxelles Lambert SA (Diversified Financial Services)	$28
634	KBC Group N.V. (Banks)(a)	44
370	Proximus SADP (Diversified Telecommunication Services)	7
183	Solvay SA, Class - A (Chemicals)	22
321	UCB SA (Pharmaceuticals)	33
491	Umicore SA (Chemicals)(b)	23
		1,311
	Bermuda — 0.17%
1,034	Arch Capital Group Ltd. (Insurance)(a)	37
225	Athene Holding Ltd., Class - A (Insurance)(a)	10
409	Bunge Ltd. (Food Products)	27
972	IHS Markit Ltd. (Professional Services)	87
1,149	Invesco Ltd. (Capital Markets)	20
1,699	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	81
131	RenaissanceRe Holdings Ltd. (Insurance)	22
		284
	Canada — 2.51%
600	Agnico Eagle Mines Ltd. (Metals & Mining)	42
400	Air Canada (Airlines)(a)(b)	7
1,317	Algonquin Power & Utilities Corp. (Multi-Utilities)	22
2,200	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	74
800	AltaGas Ltd. (Gas Utilities)	12
200	Atco Ltd. (Multi-Utilities)	6
2,300	B2gold Corp. (Metals & Mining)	13
1,600	Bank of Montreal (Banks)	122
4,500	Barrick Gold Corp. (Metals & Mining)	104
400	BCE, Inc. (Diversified Telecommunication Services)	17
1,100	Blackberry Ltd. (Software)(a)	7
3,250	Brookfield Asset Management, Inc. (Capital Markets)	135
800	CAE, Inc. (Aerospace & Defense)	22
900	Cameco Corp. (Oil, Gas & Consumable Fuels)	12
200	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	8
1,100	Canadian Imperial Bank of Commerce (Banks)	94
1,800	Canadian National Railway Co. (Road & Rail)	198
400	Canadian Pacific Railway Ltd. (Road & Rail)	139
200	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	26
300	Canadian Utilities Ltd., Class - A (Multi-Utilities)	7
Shares	Security Description	Value (000)
	Canada (continued)
600	Canopy Growth Corp. (Pharmaceuticals)(a)(b)	$15
400	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	18
2,700	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	16
600	CGI, Inc. (IT Services)(a)	48
600	CI Financial Corp. (Capital Markets)	7
800	Dollarama, Inc. (Multiline Retail)	33
600	Emera, Inc. (Electric Utilities)	26
400	Empire Co. Ltd. (Food & Staples Retailing)	11
5,200	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	167
1,500	First Quantum Minerals Ltd. (Metals & Mining)	27
100	FirstService Corp. (Real Estate Management & Development)	14
1,200	Fortis, Inc. (Electric Utilities)	49
500	Franco-Nevada Corp. (Metals & Mining)	63
600	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	17
800	Great-West Lifeco, Inc. (Insurance)	19
800	Hydro One Ltd. (Electric Utilities)(b)	18
300	iA Financial Corp., Inc. (Insurance)	13
200	IGM Financial, Inc. (Capital Markets)	5
800	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	15
400	Intact Financial Corp. (Insurance)	47
1,200	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	11
600	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	11
3,200	Kinross Gold Corp. (Metals & Mining)	23
700	Kirkland Lake Gold Ltd. (Metals & Mining)	29
500	Loblaw Companies Ltd. (Food & Staples Retailing)	25
311	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	108
1,400	Lundin Mining Corp. (Metals & Mining)(b)	12
700	Magna International, Inc. (Auto Components)	50
5,000	Manulife Financial Corp. (Insurance)	89
600	Metro, Inc. (Food & Staples Retailing)	27
900	National Bank of Canada (Banks)	51
400	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)(b)	14
1,500	Nutrien Ltd. (Chemicals)	72
200	Onex Corp. (Diversified Financial Services)	11
700	Open Text Corp. (Software)(b)	32
500	Pan American Silver Corp. (Metals & Mining)	17
400	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	13
1,400	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	33

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
1,450	Power Corp. of Canada (Insurance)	$33
500	Quebecor, Inc. (Media)	13
700	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	43
300	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	4
300	Ritchie Bros Auctioneers, Inc. (Commercial Services & Supplies)	21
900	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	42
3,600	Royal Bank of Canada (Banks)	295
1,200	Shaw Communications, Inc., Class - B (Media)	21
300	Shopify, Inc. (IT Services)(a)	338
400	SSR Mining, Inc. (Metals & Mining)(a)	8
1,500	Sun Life Financial, Inc. (Insurance)	67
3,900	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	65
2,400	TC Energy Corp. (Oil, Gas & Consumable Fuels)	98
1,400	Teck Resources Ltd., Class - B (Metals & Mining)	25
1,000	TELUS Corp. (Diversified Telecommunication Services)	20
3,100	The Bank of Nova Scotia (Banks)	168
4,600	The Toronto-Dominion Bank (Banks)	259
400	Thomson Reuters Corp. (Professional Services)	33
100	TMX Group Ltd. (Capital Markets)	10
200	Toromont Industries, Ltd. (Trading Companies & Distributors)	14
700	Waste Connections, Inc. (Commercial Services & Supplies)	72
200	Weston (George) Ltd. (Food & Staples Retailing)	15
1,100	Wheaton Precious Metals Corp. (Metals & Mining)	46
300	WSP Global, Inc. (Construction & Engineering)(b)	28
2,100	Yamana Gold, Inc. (Metals & Mining)	12
		4,073
	Denmark — 1.31%
8	A.P. Moller - Maersk A/S, Class - A (Marine)	17
17	A.P. Moller - Maersk A/S, Class - B (Marine)	38
354	Ambu A/S, Class - B (Health Care Equipment & Supplies)	15
271	Carlsberg A/S, Class - B (Beverages)	43
263	Christian Hansen Holding A/S (Chemicals)(a)(b)	27
302	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	46
292	Demant A/S (Health Care Equipment & Supplies)(a)	12
Shares	Security Description	Value (000)
	Denmark (continued)
538	DSV PANALPINA A/S (Road & Rail)	$90
165	Genmab A/S (Biotechnology)(a)(b)	67
278	GN Store Nord A/S (Health Care Equipment & Supplies)	22
144	H. Lundbeck A/S (Pharmaceuticals)	5
4,417	Novo Nordisk A/S, Class - B (Pharmaceuticals)	309
541	Novozymes A/S, B Shares (Chemicals)	31
6,068	Orsted A/S (Electric Utilities)(b)	1,238
275	Pandora A/S (Textiles, Apparel & Luxury Goods)	31
18	ROCKWOOL International A/S, B Shares (Building Products)	7
374	Tryg A/S (Insurance)(b)	12
504	Vestas Wind Systems A/S (Electrical Equipment)	119
		2,129
	Finland — 0.87%
360	Elisa Oyj (Diversified Telecommunication Services)	20
1,122	Fortum Oyj (Electric Utilities)	27
584	Kesko Oyj, Class - B (Food & Staples Retailing)	15
864	Kone Oyj, Class - B (Machinery)	71
13,789	Neste Oyj (Oil, Gas & Consumable Fuels)	997
14,334	Nokia Oyj (Communications Equipment)(a)	55
8,236	Nordea Bank Abp (Banks)(a)(b)	67
243	Orion Oyj, Class - B (Pharmaceuticals)	11
1,192	Sampo Oyj, Class - A (Insurance)	50
1,660	Stora Enso Oyj, R Shares (Paper & Forest Products)	32
1,356	UPM-Kymmene Oyj (Paper & Forest Products)	50
1,231	Wartsila Oyj Abp (Machinery)	12
		1,407
	France — 2.54%
434	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	16
91	Aeroports de Paris (Transportation Infrastructure)(a)	12
1,218	Air Liquide SA (Chemicals)	200
612	Alstom SA (Machinery)(a)(b)	35
152	Amundi SA (Capital Markets)(b)	12
193	Arkema SA (Chemicals)	22
245	Atos SE (IT Services)(a)	22
4,921	AXA SA (Insurance)	117
104	BioMerieux (Health Care Equipment & Supplies)	15
2,864	BNP Paribas SA (Banks)(a)	150
566	Bouygues SA (Construction & Engineering)	23
727	Bureau Veritas SA (Professional Services)(b)	19
403	Capgemini SE (IT Services)	63
1,562	Carrefour SA (Food & Staples Retailing)	27
620	CNP Assurances (Insurance)	10

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
1,311	Compagnie de Saint-Gobain (Building Products)(a)	$60
434	Compagnie Generale des Etablissements Michelin (Auto Components)	56
115	Covivio (Equity Real Estate Investment Trusts)	11
2,922	Credit Agricole SA (Banks)	37
1,572	Danone SA (Food Products)	103
334	Dassault Systemes SE (Software)	68
629	Edenred (Commercial Services & Supplies)	36
195	Eiffage SA (Construction & Engineering)(b)	19
1,615	Electricite de France SA (Electric Utilities)(a)	25
4,644	Engie SA (Multi-Utilities)	71
723	EssilorLuxottica SA (Health Care Equipment & Supplies)	112
78	Eurazeo SE (Diversified Financial Services)(a)	5
161	Faurecia SE (Auto Components)(a)	8
116	Gecina SA (Equity Real Estate Investment Trusts)(b)	18
1,089	Getlink SE (Transportation Infrastructure)	19
81	Hermes International (Textiles, Apparel & Luxury Goods)	87
49	Iliad SA (Diversified Telecommunication Services)(b)	10
78	Ipsen SA (Pharmaceuticals)	6
193	Kering SA (Textiles, Apparel & Luxury Goods)	140
458	Klepierre SA (Equity Real Estate Investment Trusts)	10
187	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(b)	9
678	Legrand SA (Electrical Equipment)	60
647	L’Oreal SA (Personal Products)	246
710	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	443
2,371	Natixism SA (Capital Markets)(a)	8
5,075	Orange SA (Diversified Telecommunication Services)(b)	60
112	Orpea (Health Care Providers & Services)(a)(b)	15
541	Pernod Ricard SA (Beverages)	104
1,488	Peugeot SA (Automobiles)(a)	41
597	Publicis Groupe SA (Media)	30
49	Remy Cointreau SA (Beverages)	9
440	Renault SA (Automobiles)(a)(b)	19
833	Safran SA (Aerospace & Defense)(a)	118
2,901	Sanofi (Pharmaceuticals)	279
70	Sartorius Stedim Biotech (Life Sciences Tools & Services)	25
1,375	Schneider Electric SE (Electrical Equipment)(b)	199
360	SCOR SE (Insurance)(a)	12
Shares	Security Description	Value (000)
	France (continued)
50	SEB SA (Household Durables)	$9
2,059	Societe Generale SA (Banks)	43
224	Sodexo SA (Hotels, Restaurants & Leisure)	18
1,055	Suez SA (Multi-Utilities)	21
149	Teleperformance (Professional Services)	50
270	Thales SA (Aerospace & Defense)	25
6,328	TOTAL SA (Oil, Gas & Consumable Fuels)	273
225	UbiSoft Entertainment SA (Entertainment)(a)	22
346	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	27
595	Valeo SA (Auto Components)	23
1,367	Veolia Environnement SA (Multi-Utilities)	33
1,330	Vinci SA (Construction & Engineering)	132
2,106	Vivendi SA (Entertainment)	68
71	Wendel SE (Diversified Financial Services)	9
558	Worldline SA (IT Services)(a)(b)	54
		4,128
	Germany — 2.79%
484	adidas AG (Textiles, Apparel & Luxury Goods)(a)	176
1,073	Allianz SE (Insurance)	263
3,030	Aroundtown SA (Real Estate Management & Development)(b)	23
2,339	BASF SE (Chemicals)	185
2,530	Bayer AG, Registered Shares (Pharmaceuticals)	149
842	Bayerische Motoren Werke AG (Automobiles)	74
59	Bechtle AG (IT Services)	13
255	Beiersdorf AG (Personal Products)	29
400	Brenntag AG (Trading Companies & Distributors)	31
99	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	13
2,817	Commerzbank AG (Banks)(a)	18
279	Continental AG (Auto Components)	41
494	Covestro AG (Chemicals)(b)	30
2,200	Daimler AG (Automobiles)	156
321	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	51
4,983	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	54
484	Deutsche Boerse AG (Capital Markets)	83
512	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	7
23,939	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	1,184
8,489	Deutsche Telekom AG (Diversified Telecommunication Services)	155
914	Deutsche Wohnen SE (Real Estate Management & Development)	49

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
5,711	E.ON SE (Multi-Utilities)	$63
515	Evonik Industries AG (Chemicals)	17
541	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	45
1,062	Fresenius SE & Co. KGAA (Health Care Providers & Services)	49
419	GEA Group AG (Machinery)	15
153	Hannover Rueckversicherung SE (Insurance)	24
370	HeidelbergCement AG (Construction Materials)	28
316	HelloFresh SE (Internet & Direct Marketing Retail)(a)	24
263	Henkel AG & Co. KGAA (Household Products)	25
48	HOCHTIEF AG (Construction & Engineering)(b)	5
3,180	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	122
195	KION Group AG (Machinery)(b)	17
186	Knorr-Bremse AG (Machinery)	26
229	Lanxess AG (Chemicals)	18
193	LEG Immobilien AG (Real Estate Management & Development)	30
328	Merck KGAA (Pharmaceuticals)	56
130	MTU Aero Engines AG (Aerospace & Defense)	34
367	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	109
126	Nemetschek SE (Software)	9
205	Puma SE (Textiles, Apparel & Luxury Goods)(a)	23
11	Rational AG (Machinery)	10
1,593	RWE AG (Multi-Utilities)	67
2,668	SAP SE (Software)	349
295	Scout24 AG (Interactive Media & Services)(b)	24
1,969	Siemens AG, Registered Shares (Industrial Conglomerates)	283
629	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	32
326	Symrise AG (Chemicals)(b)	43
384	TeamViewer AG (Software)(a)(b)	21
3,222	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	9
497	Uniper SE (Independent Power and Renewable Electricity Producers)	17
190	United Internet AG (Diversified Telecommunication Services)(b)	8
1,350	Vonovia SE (Real Estate Management & Development)	98
Shares	Security Description	Value (000)
	Germany (continued)
381	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	$42
		4,526
	Hong Kong — 1.35%
109,375	AIA Group Ltd. (Insurance)	1,341
900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)(b)	12
9,500	BOC Hong Kong Holdings Ltd. (Banks)	29
4,200	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	14
6,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	33
7,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	49
1,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	8
4,000	CLP Holdings Ltd. (Electric Utilities)	37
6,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	47
5,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	13
2,000	Hang Seng Bank Ltd. (Banks)	34
4,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	16
6,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	6
10,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	13
27,300	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	41
3,049	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	167
490	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	9
4,000	MTR Corp. Ltd. (Road & Rail)	22
4,000	New World Development Co. Ltd. (Real Estate Management & Development)	19
8,153	PCCW Ltd. (Diversified Telecommunication Services)(b)	5
3,500	Power Assets Holdings Ltd. (Electric Utilities)	19
6,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	26
8,000	Sino Land Co. Ltd. (Real Estate Management & Development)	10
3,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	46
1,500	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	8
3,000	Swire Properties Ltd. (Real Estate Management & Development)	9

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
3,500	Techtronic Industries Co. Ltd. (Household Durables)	$50
2,826	The Bank of East Asia Ltd. (Banks)	6
5,423	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	49
24,000	WH Group Ltd. (Food Products)(b)	20
4,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	21
3,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)(a)	6
4,000	Xinyi Glass Holdings Ltd. (Auto Components)	11
		2,196
	Ireland (Republic of) — 0.67%
234	Allegion PLC (Building Products)	27
2,010	CRH PLC (Construction Materials)(b)	83
235	DCC PLC (Industrial Conglomerates)(b)	17
1,026	Eaton Corp. PLC (Electrical Equipment)	123
2,311	Experian PLC (Professional Services)	88
476	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	97
493	Horizon Therapeutics PLC (Pharmaceuticals)(a)	36
1,037	James Hardie Industries PLC (Construction Materials)(a)	31
403	Kerry Group PLC, Class - A (Food Products)	58
384	Kingspan Group PLC (Building Products)(a)	27
3,447	Medtronic PLC (Health Care Equipment & Supplies)	404
458	Pentair PLC (Machinery)	24
540	Smurfit Kappa Group PLC (Containers & Packaging)(b)	25
216	STERIS PLC (Health Care Equipment & Supplies)	41
		1,081
	Isle of Man — 0.02%
1,648	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	26
	Israel — 0.52%
101	Azrieli Group Ltd. (Real Estate Management & Development)	6
2,821	Bank Hapoalim BM (Banks)	19
3,663	Bank Leumi Le (Banks)	22
311	Check Point Software Technologies Ltd. (Software)(a)	41
3,763	CyberArk Software Ltd. (Software)(a)	609
54	Elbit Systems Ltd. (Aerospace & Defense)	7
1,491	ICL Group Ltd. (Chemicals)(b)	8
1	Isracard Ltd. (Consumer Finance)	—
Shares	Security Description	Value (000)
	Israel (continued)
3,213	Israel Discount Bank Ltd., Class - A (Banks)	$12
304	Mizrahi Tefahot Bank Ltd. (Banks)	7
155	Nice Ltd. (Software)(a)	43
110	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	35
136	Wix.com Ltd. (IT Services)(a)	34
		843
	Italy — 0.52%
266	Amplifon SpA (Health Care Providers & Services)(a)	11
2,791	Assicurazioni Generali SpA (Insurance)	48
1,251	Atlantia SpA (Transportation Infrastructure)(a)	22
1,427	Davide Campari-Milano N.V. (Beverages)	16
54	Diasorin SpA (Health Care Equipment & Supplies)	11
20,943	Enel SpA (Electric Utilities)(b)	213
6,471	Eni SpA (Oil, Gas & Consumable Fuels)	68
320	Ferrari N.V. (Automobiles)	74
1,728	FinecoBank Banca Fineco SpA (Banks)(a)	28
521	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	6
40,908	Intesa Sanpaolo SpA (Banks)(a)(b)	96
1,412	Mediobanca Banca di Credito Finanziario SpA (Banks)(a)	13
450	Moncler SpA (Textiles, Apparel & Luxury Goods)	28
1,124	Nexi SpA (IT Services)(a)(b)	22
1,363	Poste Italiane SpA (Insurance)(b)	14
676	Prusmian SpA (Electrical Equipment)	24
257	Recordati SpA (Pharmaceuticals)	14
5,158	Snam SpA (Oil, Gas & Consumable Fuels)	29
25,056	Telecom Italia SpA (Diversified Telecommunication Services)	12
21,767	Telecom Italia SpA (Diversified Telecommunication Services)	11
3,563	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	27
5,375	Unicredit SpA (Banks)	50
		837
	Japan — 6.81%
1,000	Acom Co. Ltd. (Consumer Finance)	4
500	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	37
200	Aeon Mall Co. Ltd. (Real Estate Management & Development)	3
1,700	Aeon Mall Co. Ltd. (Food & Staples Retailing)	56
500	AGC, Inc. (Building Products)	17
400	Air Water, Inc. (Chemicals)	7

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,100	Ajinomoto Co., Inc. (Food Products)	$25
500	Alfresa Holdings Corp. (Health Care Providers & Services)	9
700	Amada Co. Ltd. (Machinery)	8
300	ANA Holdings, Inc. (Airlines)(b)	6
1,200	Asahi Group Holdings Ltd. (Beverages)(b)	49
500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	18
3,200	Asahi Kasei Corp. (Chemicals)	33
4,800	Astellas Pharma, Inc. (Pharmaceuticals)	74
300	Azbil Corp. (Electronic Equipment, Instruments & Components)	16
1,400	Bridgestone Corp. (Auto Components)	46
500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	10
200	Calbee, Inc. (Food Products)	6
2,600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	50
200	Capcom Co. Ltd. (Entertainment)	13
400	Casio Computer Co. Ltd. (Household Durables)	7
400	Central Japan Railway Co. (Road & Rail)	57
1,600	Chubu Electric Power Co. Inc. (Electric Utilities)	19
1,700	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	91
200	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	3
2,800	Concordia Financial Group Ltd. (Banks)	10
300	CyberAgent, Inc. (Media)	21
600	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	11
300	Daifuku Co. Ltd. (Machinery)	37
2,700	Dai-ichi Life Holdings, Inc. (Insurance)	41
4,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	147
700	Daikin Industries Ltd. (Building Products)	156
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	19
1,500	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	45
5	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	12
3,800	Daiwa Securities Group, Inc. (Capital Markets)	17
1,100	Denso Corp. (Auto Components)	65
100	Disco Corp. (Semiconductors & Semiconductor Equipment)	34
800	East Japan Railway Co. (Road & Rail)	53
600	Eisai Co. Ltd. (Pharmaceuticals)	43
7,800	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	28
Shares	Security Description	Value (000)
	Japan (continued)
500	FANUC Corp. (Machinery)	$123
200	Fast Retailing Co. Ltd. (Specialty Retail)	179
300	Fuji Electric Co. Ltd. (Electrical Equipment)	11
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	47
500	Fujitsu Ltd. (IT Services)(b)	72
400	Fukuoka Financial Group, Inc. (Banks)	7
8	GLP J-REIT (Equity Real Estate Investment Trusts)(b)	13
100	GMO Payment Gateway, Inc. (IT Services)	13
600	Hakuhodo DY Holdings, Inc. (Media)	8
300	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	17
600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	20
100	Hikari Tsushin, Inc. (Specialty Retail)	23
1,000	Hino Motors Ltd. (Machinery)	9
100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	15
100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	6
300	Hitachi Construction Machinery Co. Ltd. (Machinery)	9
2,500	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	98
500	Hitachi Metals Ltd. (Metals & Mining)	8
4,200	Honda Motor Co. Ltd. (Automobiles)	117
100	Hoshizaki Corp. (Machinery)	9
1,000	HOYA Corp. (Health Care Equipment & Supplies)	138
800	Hulic Co. Ltd. (Real Estate Management & Development)	9
200	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	9
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	11
2,500	Inpex Corp. (Oil, Gas & Consumable Fuels)	13
1,500	Isuzu Motors Ltd. (Automobiles)	14
100	ITO EN Ltd. (Beverages)	6
3,400	ITOCHU Corp. (Trading Companies & Distributors)	98
200	ITOCHU Techno-Solutions Corp. (IT Services)	7
300	Japan Airlines Co. Ltd. (Airlines)(a)(b)	6
100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	6
1,300	Japan Exchange Group, Inc. (Capital Markets)	33
4,000	Japan Post Holdings Co. Ltd. (Insurance)(b)	31
500	Japan Post Insurance Co. Ltd. (Insurance)(b)	10
3	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	17

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
8	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	$15
1,400	JFE Holdings, Inc. (Metals & Mining)(a)	13
500	JSR Corp. (Chemicals)	14
1,100	Kajima Corp. (Construction & Engineering)	15
300	Kakaku.com, Inc. (Interactive Media & Services)	8
500	Kansai Paint Co. Ltd. (Chemicals)	15
1,200	Kao Corp. (Personal Products)	93
4,100	KDDI Corp. (Wireless Telecommunication Services)	122
200	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	10
500	Keikyu Corp. (Road & Rail)	9
300	Keio Corp. (Road & Rail)	23
300	Keisei Electric Railway Co. Ltd. (Road & Rail)	10
500	Keyence Corp. (Electronic Equipment, Instruments & Components)	282
400	Kikkoman Corp. (Food Products)	28
400	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	18
2,100	Kirin Holdings Co. Ltd., Class - C (Beverages)	50
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	12
400	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	12
2,300	Komatsu Ltd. (Machinery)	63
200	Konami Holdings Corp. (Entertainment)	11
100	Kose Corp. (Personal Products)	17
2,600	Kubota Corp. (Machinery)	57
900	Kuraray Co. Ltd. (Chemicals)	10
300	Kurita Water Industries Ltd. (Machinery)	11
800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	49
700	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	19
800	Kyushu Electric Power Co., Inc. (Electric Utilities)	7
400	Kyushu Railway Co. (Road & Rail)	9
100	Lawson, Inc. (Food & Staples Retailing)	5
600	Lion Corp. (Household Products)	15
700	Lixil Corp. (Building Products)	15
1,100	M3, Inc. (Health Care Technology)	104
3,900	Marubeni Corp. (Trading Companies & Distributors)	26
500	Marui Group Co. Ltd. (Multiline Retail)	9
1,500	Mazda Motor Corp. (Automobiles)	10
200	McDonald’s Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	10
500	Medipal Holdings Corp. (Health Care Providers & Services)	10
Shares	Security Description	Value (000)
	Japan (continued)
300	MEIJI Holdings Co. Ltd. (Food Products)	$21
200	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	9
900	MINEBEA MITSUMI, Inc. (Machinery)	18
13,749	MISUMI Group, Inc. (Machinery)	451
3,200	Mitsubishi Chemical Holdings Corp. (Chemicals)	19
3,500	Mitsubishi Corp. (Trading Companies & Distributors)	86
4,700	Mitsubishi Electric Corp. (Electrical Equipment)	71
3,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	48
300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	7
800	Mitsubishi Heavy Industries Ltd. (Machinery)	24
31,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	139
800	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	4
4,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	77
500	Mitsui Chemicals, Inc. (Chemicals)	15
2,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	48
200	Miura Co. Ltd. (Machinery)	11
6,140	Mizuho Financial Group, Inc. (Banks)	78
300	MonotaRO Co. Ltd. (Trading Companies & Distributors)	15
1,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	33
1,500	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	136
300	Nabtesco Corp. (Machinery)	13
500	Nagoya Railroad Co. Ltd. (Road & Rail)	13
700	NEC Corp. (Technology Hardware, Storage & Peripherals)	38
600	NGK Insulators Ltd. (Machinery)	9
300	NGK Spark Plug Co. Ltd. (Auto Components)	5
200	NH Foods Ltd. (Food Products)	9
9,436	Nidec Corp. (Electrical Equipment)	1,187
600	Nihon M&A Center, Inc. (Professional Services)	40
300	Nintendo Co. Ltd. (Entertainment)	191
4	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)(b)	22
200	Nippon Express Co. Ltd. (Road & Rail)	13
400	Nippon Paint Holdings Co. Ltd. (Chemicals)	44
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	16
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	7
2,000	Nippon Steel Corp. (Metals & Mining)(a)(b)	26

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,300	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	$85
300	Nippon Yusen Kabushiki Kaisha (Marine)	7
300	Nissan Chemical Corp. (Chemicals)	19
500	Nisshin Seifun Group, Inc. (Food Products)	8
200	Nissin Foods Holdings Co. Ltd. (Food Products)	17
200	Nitori Holdings Co. Ltd. (Specialty Retail)	42
400	Nitto Denko Corp. (Chemicals)	36
8,400	Nomura Holdings, Inc. (Capital Markets)	45
400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	9
11	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	16
800	Nomura Research Institute Ltd. (IT Services)	29
800	NSK Ltd. (Machinery)	7
1,600	NTT Data Corp. (IT Services)	22
1,500	Obayashi Corp. (Construction & Engineering)	13
800	Odakyu Electric Railway Co. Ltd. (Road & Rail)	25
2,400	Oji Paper Co. Ltd. (Paper & Forest Products)	14
500	OMRON Corp. (Electronic Equipment, Instruments & Components)	45
900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	27
100	Oracle Corp. Japan (Software)	13
500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	82
3,400	ORIX Corp. (Diversified Financial Services)	52
7	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	12
1,000	Osaka Gas Co. Ltd. (Gas Utilities)	20
300	OTSUKA Corp. (IT Services)	16
1,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	43
1,100	Pan Pacific International Holdings Corp. (Multiline Retail)	25
5,600	Panasonic Corp. (Household Durables)	64
500	Persol Holdings Co. Ltd. (Professional Services)	9
2,200	Rakuten, Inc. (Internet & Direct Marketing Retail)	21
3,800	Recruit Holdings Co. Ltd. (Professional Services)(b)	159
5,200	Resona Holdings, Inc. (Banks)	18
1,900	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	12
100	Rinnai Corp. (Household Durables)	12
200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	19
400	Ryohin Keikaku Co. Ltd. (Multiline Retail)	8
1,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	16
Shares	Security Description	Value (000)
	Japan (continued)
600	SBI Holdings, Inc. (Capital Markets)	$14
100	SCSK Corp. (IT Services)	6
500	Secom Co. Ltd. (Commercial Services & Supplies)	47
400	Sega Sammy Holdings, Inc. (Leisure Products)	6
400	Seibu Holdings, Inc. (Industrial Conglomerates)	4
600	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	9
1,000	Sekisui Chemical Co. Ltd. (Household Durables)	19
1,600	Sekisui House Ltd. (Household Durables)	33
1,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	67
800	SG Holdings Co. Ltd. (Air Freight & Logistics)	22
500	Sharp Corp. (Household Durables)(b)	8
600	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	23
200	Shimano, Inc. (Leisure Products)	47
1,400	Shimizu Corp. (Construction & Engineering)	10
900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	157
400	Shinsei Bank Ltd. (Banks)(b)	5
700	Shionogi & Co. Ltd. (Pharmaceuticals)	38
1,000	Shiseido Co. Ltd. (Personal Products)	69
6,900	Softbank Corp. (Wireless Telecommunication Services)	86
4,000	SoftBank Group Corp. (Wireless Telecommunication Services)	312
200	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	10
900	Sompo Holdings, Inc. (Insurance)	36
3,200	Sony Corp. (Household Durables)	318
200	Square Enix Holdings Co. Ltd. (Entertainment)	12
300	Stanley Electric Co. Ltd. (Auto Components)	10
4,200	Sumitomo Chemical Co. Ltd. (Chemicals)	17
3,000	Sumitomo Corp. (Trading Companies & Distributors)	40
300	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	4
1,900	Sumitomo Electric Industries Ltd. (Auto Components)	25
600	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	26
3,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	102
900	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	28
200	Sundrug Co. Ltd. (Food & Staples Retailing)	8
400	Suntory Beverage & Food Ltd. (Beverages)	14
200	Suzuken Co. Ltd. (Health Care Providers & Services)	7
400	Sysmex Corp. (Health Care Equipment & Supplies)	48

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,300	T&D Holdings, Inc. (Insurance)	$15
300	Taiheiyo Cement Corp. (Construction Materials)	7
500	Taisei Corp. (Construction & Engineering)	17
100	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	7
4,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	145
300	TDK Corp. (Electronic Equipment, Instruments & Components)	45
500	Teijin Ltd. (Chemicals)	9
1,600	Terumo Corp. (Health Care Equipment & Supplies)	67
1,200	The Chiba Bank Ltd. (Banks)	7
600	The Chugoku Electric Power Company, Inc. (Electric Utilities)	7
1,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	17
1,000	The Shizuoka Bank Ltd. (Banks)	7
300	THK Co. Ltd. (Machinery)	10
500	TIS, Inc. (IT Services)	10
500	Tobu Railway Co. Ltd. (Road & Rail)	15
300	Toho Co. Ltd. (Entertainment)	13
200	Toho Gas Co. Ltd. (Gas Utilities)	13
1,000	Tohoku Electric Power Co., Inc. (Electric Utilities)	8
1,600	Tokio Marine Holdings, Inc. (Insurance)	83
100	Tokyo Century Corp. (Diversified Financial Services)	8
400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	149
1,400	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)(b)	7
1,000	Tokyo Gas Co. Ltd. (Gas Utilities)	24
1,300	Tokyu Corp. (Road & Rail)	16
800	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	11
3,400	Toray Industries, Inc. (Chemicals)	20
1,000	Toshiba Corp. (Industrial Conglomerates)	27
600	Tosoh Corp. (Chemicals)	9
400	TOTO Ltd. (Building Products)	24
200	Toyo Suisan Kaisha Ltd. (Food Products)	10
200	Toyoda Gosei Co. Ltd. (Auto Components)	6
5,400	Toyota Motor Corp. (Automobiles)	417
500	Toyota Tsusho Corp. (Trading Companies & Distributors)	20
100	Tsuruha Holdings, Inc. (Food & Staples Retailing)	14
1,000	Unicharm Corp. (Household Products)	47
Shares	Security Description	Value (000)
	Japan (continued)
7	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	$9
500	USS Co. Ltd. (Specialty Retail)	10
200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	8
400	West Japan Railway Co. (Road & Rail)	21
300	Yakult Honsha Co. Ltd. (Food Products)	15
1,800	Yamada Denki Co. Ltd. (Specialty Retail)	10
300	Yamaha Corp. (Leisure Products)	18
800	Yamaha Motor Co. Ltd. (Automobiles)	16
800	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	20
300	Yamazaki Baking Co. Ltd. (Food Products)	5
600	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	30
600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	12
6,700	Z Holdings Corp. (Interactive Media & Services)	41
300	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	7
		11,051
	Jersey — 0.10%
25,695	Glencore PLC (Metals & Mining)(a)(b)	81
271	Novocure Ltd. (Health Care Equipment & Supplies)(a)	47
3,155	WPP PLC (Media)	35
		163
	Liberia — 0.02%
448	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	33
	Luxembourg — 0.05%
1,650	ArcelorMittal SA (Metals & Mining)(a)	38
330	Eurofins Scientific SE (Life Sciences Tools & Services)(a)	28
984	SES SA (Media)(b)	9
1,138	Tenaris SA (Energy Equipment & Services)	9
		84
	Netherlands — 1.58%
1,276	ABN AMRO Group N.V. (Banks)(a)(b)	13
280	Adyen N.V. (IT Services)(a)(b)	652
4,294	AEGON N.V. (Insurance)	17
1,487	Airbus SE (Aerospace & Defense)(a)	163
513	Akzo Nobel N.V. (Chemicals)	55
125	Argenx SE (Biotechnology)(a)	37
1,085	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	527
2,515	CNH Industrial N.V. (Machinery)	32
274	EXOR N.V. (Diversified Financial Services)	22

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
292	Heineken Holding N.V., Class - A (Beverages)	$27
659	Heineken N.V. (Beverages)	74
9,913	ING Groep N.V. (Banks)(a)	92
292	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)(b)	33
2,801	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	79
445	Koninklijke DSM N.V. (Chemicals)	77
9,043	Koninklijke KPN N.V. (Diversified Telecommunication Services)	27
2,351	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	126
181	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	10
680	LyondellBasell Industries N.V., Class - A (Chemicals)	62
755	NN Group N.V. (Insurance)(b)	33
713	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	113
1,241	Prosus N.V. (Internet & Direct Marketing Retail)(b)	134
568	QIAGEN N.V. (Life Sciences Tools & Services)(a)	29
276	Randstad N.V. (Professional Services)	18
1,640	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	61
694	Wolters Kluwer N.V. (Professional Services)	58
		2,571
	New Zealand — 0.09%
1,836	a2 Milk Co. Ltd. (Food Products)(a)	16
2,680	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	15
1,455	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	35
1,764	Mercury NZ Ltd. (Electric Utilities)	8
2,860	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	15
860	Ryman Healthcare Ltd. (Health Care Providers & Services)	9
5,100	Spark New Zealand Ltd. (Diversified Telecommunication Services)	17
262	Xero Ltd. (Software)(a)	30
		145
	Norway — 0.14%
428	Adevinta ASA (Interactive Media & Services)(a)	7
2,403	DNB ASA (Banks)(a)	48
Shares	Security Description	Value (000)
	Norway (continued)
2,540	Equinor ASA (Oil, Gas & Consumable Fuels)	$43
485	Gjensidige Forsikring ASA (Insurance)	11
1,094	Mowi ASA (Food Products)	24
2,954	Norsk Hydro ASA (Metals & Mining)	14
1,866	Orkla ASA (Food Products)	19
161	Schibsted ASA, Class - A (Media)(a)	7
194	Schibsted ASA, Class - B (Media)(a)	7
1,828	Telenor ASA (Diversified Telecommunication Services)	31
438	Yara International ASA (Chemicals)	18
		229
	Papua New Guinea — 0.01%
4,780	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	14
	Portugal — 0.04%
6,487	EDP - Energias de Portugal SA (Electric Utilities)	41
1,241	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	13
633	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	11
		65
	Singapore — 0.26%
8,441	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	18
11,320	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	19
6,700	CapitaLand Ltd. (Real Estate Management & Development)	16
1,000	City Developments Ltd. (Real Estate Management & Development)	6
4,634	DBS Group Holdings Ltd. (Banks)	89
15,700	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	10
4,100	Keppel Corp. Ltd. (Industrial Conglomerates)	17
5,600	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	9
5,800	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)(b)	9
8,584	Oversea-Chinese Banking Corp. Ltd. (Banks)	65
2,700	Singapore Airlines Ltd. (Airlines)(a)	9
2,000	Singapore Exchange Ltd. (Capital Markets)	14
4,800	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	14
20,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	36
6,800	Suntec REIT (Equity Real Estate Investment Trusts)	8
3,000	United Overseas Bank Ltd. (Banks)	51

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
1,000	United Overseas Land Group Ltd. (Real Estate Management & Development)	$6
700	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	10
5,000	Wilmar International Ltd. (Food Products)	18
		424
	South Africa — 0.33%
2,615	Naspers Ltd. (Media)	538
	Spain — 1.11%
634	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	21
171	Aena SME SA (Transportation Infrastructure)(a)(b)	30
1,097	Amadeus IT Group SA (IT Services)	80
16,961	Banco Bilbao Vizcaya Argentaria SA (Banks)	84
44,276	Banco Santander SA (Banks)(b)	137
9,071	CaixaBank SA (Banks)	23
801	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	48
585	Enagas SA (Oil, Gas & Consumable Fuels)(b)	13
802	Endesa SA (Electric Utilities)	22
1,267	Ferrovial SA (Construction & Engineering)	35
756	Grifols SA (Biotechnology)	22
15,282	Iberdrola SA (Electric Utilities)	218
28,600	Industria de Diseno Textil SA (Specialty Retail)	910
768	Naturgy Energy Group SA (Gas Utilities)	18
1,081	Red Electrica Corp. SA (Electric Utilities)	22
3,792	Repsol SA (Oil, Gas & Consumable Fuels)	38
597	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)	24
13,066	Telefonica SA (Diversified Telecommunication Services)	52
		1,797
	Sweden — 0.77%
779	Alfa Laval AB (Machinery)(a)	21
2,548	Assa Abloy AB, B Shares (Building Products)	63
1,708	Atlas Copco AB, A Shares (Machinery)	87
989	Atlas Copco AB, B Shares (Machinery)	44
773	Boliden AB (Metals & Mining)	27
623	Electrolux AB, B Shares (Household Durables)	15
1,637	Epiroc AB, Class - A (Machinery)	30
1,066	Epiroc AB, Class - B (Machinery)	18
518	Equities AB (Capital Markets)	13
1,541	Essity AB, Class - B (Household Products)	50
394	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)(b)	40
217	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	11
Shares	Security Description	Value (000)
	Sweden (continued)
2,036	Hennes & Mauritz AB, B Shares (Specialty Retail)(a)	$43
711	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	65
854	Husqvarna AB (Household Durables)	11
221	ICA Gruppen AB (Food & Staples Retailing)	11
228	Industrivarden AB, A Shares (Diversified Financial Services)(a)(b)	8
451	Industrivarden AB, C Shares (Diversified Financial Services)	15
321	Investment AB Latour, Class - B (Industrial Conglomerates)	8
1,158	Investor AB, B Shares (Diversified Financial Services)	84
673	Kinnevik AB, Class - B (Diversified Financial Services)	34
169	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)(a)	9
560	Lundin Energy AB (Oil, Gas & Consumable Fuels)	15
677	Nibe Industrier AB, B Shares (Building Products)	22
2,868	Sandvik AB (Machinery)(a)	70
856	Securitas AB, B Shares (Commercial Services & Supplies)	14
4,127	Skandinaviska Enskilda Banken AB, Class - A (Banks)(a)	42
802	Skanska AB, B Shares (Construction & Engineering)	20
1,083	SKF AB, B Shares (Machinery)	28
1,316	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)(a)	23
3,948	Svenska Handelsbanken AB, A Shares (Banks)(a)	40
2,295	Swedbank AB, A Shares (Banks)(a)	40
1,242	Tele2 AB, B Shares (Wireless Telecommunication Services)	16
7,494	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	89
6,933	Telia Co. AB (Diversified Telecommunication Services)(b)	29
3,777	Volvo AB, B Shares (Machinery)	90
		1,245
	Switzerland — 3.38%
4,692	ABB Ltd., Registered Shares (Electrical Equipment)	131
371	Adecco Group AG (Professional Services)	25
1,226	Alcon, Inc. (Health Care Equipment & Supplies)(a)	82

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
117	Baloise Holding AG, Registered Shares (Insurance)	$21
70	Banque Cantonale Vaudoise, Registered Shares (Banks)	8
8	Barry Callebaut AG, Registered Shares (Food Products)	19
3	Chocoladefabriken Lindt & Spruengli AG (Food Products)	29
1,169	Chubb Ltd. (Insurance)	179
541	Clariant AG, Registered Shares (Chemicals)	12
520	Coca-Cola HBC AG (Beverages)	17
1,329	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	120
6,235	Credit Suisse Group AG, Registered Shares (Capital Markets)	80
361	Garmin Ltd. (Household Durables)	43
94	Geberit AG, Registered Shares (Building Products)	59
24	Givaudan SA, Registered Shares (Chemicals)	101
559	Julius Baer Group Ltd. (Capital Markets)	32
137	Kuehne & Nagel International AG, Registered Shares (Marine)	31
1,325	LafargeHolcim Ltd., Registered Shares (Construction Materials)(b)	73
444	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	43
190	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	122
7,350	Nestle SA, Registered Shares (Food Products)	866
5,660	Novartis AG, Registered Shares (Pharmaceuticals)	535
48	Partners Group Holding AG (Capital Markets)	56
5,540	Roche Holding AG (Pharmaceuticals)	1,933
102	Schindler Holding AG (Machinery)	28
50	Schindler Holding AG, Registered Shares (Machinery)	13
15	SGS SA, Registered Shares (Professional Services)(b)	45
356	Sika AG, Registered Shares (Chemicals)(b)	97
139	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)(b)	36
26	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	30
77	Swiss Life Holding AG (Insurance)	36
190	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	19
Shares	Security Description	Value (000)
	Switzerland (continued)
750	Swiss Re AG (Insurance)	$71
66	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	36
800	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	97
164	Temenos AG, Registered Shares (Software)	23
108	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	6
82	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	22
9,414	UBS Group AG (Capital Markets)	134
113	Vifor Pharma AG (Pharmaceuticals)	18
382	Zurich Financial Services AG (Insurance)	161
		5,489
	Taiwan — 0.59%
8,848	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	965
	United Arab Emirates — 0.00%
339	NMC Health PLC (Health Care Providers & Services)(a)(c)	—
	United Kingdom — 4.66%
2,438	3i Group PLC (Capital Markets)	39
496	Admiral Group PLC (Insurance)	20
4,133	Amcor PLC (Containers & Packaging)	49
3,061	Anglo American PLC (Metals & Mining)	101
961	Antofagasta PLC (Metals & Mining)	19
597	Aon PLC, Class - A (Insurance)	127
651	Aptiv PLC (Auto Components)	85
1,142	Ashtead Group PLC (Trading Companies & Distributors)	54
902	Associated British Foods PLC (Food Products)(a)	28
3,373	AstraZeneca PLC (Pharmaceuticals)(b)	338
2,623	Auto Trader Group PLC (Interactive Media & Services)(b)	21
170	Aveva Group PLC (Software)	7
9,943	Aviva PLC (Insurance)	44
8,149	BAE Systems PLC (Aerospace & Defense)	54
43,922	Barclays PLC (Banks)	88
2,421	Barratt Developments PLC (Household Durables)(a)	22
341	Berkeley Group Holdings PLC (Household Durables)	22
52,143	BP PLC (Oil, Gas & Consumable Fuels)	182
2,489	British Land Co. PLC (Equity Real Estate Investment Trusts)	17
21,316	BT Group PLC (Diversified Telecommunication Services)(a)	39

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
886	Bunzl PLC (Trading Companies & Distributors)	$30
1,017	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(a)(b)	25
530	Coca-Cola European Partners PLC (Beverages)	26
4,480	Compass Group PLC (Hotels, Restaurants & Leisure)(b)	83
8,789	Croda International PLC (Chemicals)(b)	793
5,979	Diageo PLC (Beverages)	236
3,851	Direct Line Insurance Group PLC (Insurance)	17
1,304	Evraz PLC (Metals & Mining)	8
575	Ferguson PLC (Trading Companies & Distributors)	69
394	Fresnillo PLC (Metals & Mining)	6
12,832	GlaxoSmithKline PLC (Pharmaceuticals)	235
950	Halma PLC (Electronic Equipment, Instruments & Components)	32
823	Hargreaves Lansdown PLC (Capital Markets)	17
496	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	17
52,229	HSBC Holdings PLC (Banks)	270
3,731	Informa PLC (Media)(a)	28
11,163	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	717
405	Intertek Group PLC (Professional Services)	31
4,827	J Sainsbury PLC (Food & Staples Retailing)	15
950	JD Sports Fashion PLC (Specialty Retail)(a)(b)	11
547	Johnson Matthey PLC (Chemicals)	18
5,891	Kingfisher PLC (Specialty Retail)(a)	22
1,659	Land Securities Group PLC (Equity Real Estate Investment Trusts)	15
15,153	Legal & General Group PLC (Insurance)	55
439	Liberty Global PLC, Class - A (Media)(a)	11
1,047	Liberty Global PLC, Class - C (Media)(a)	25
1,344	Linde PLC (Chemicals)	354
181,890	Lloyds Banking Group PLC (Banks)(a)	91
801	London Stock Exchange Group PLC (Capital Markets)(b)	99
6,041	M&G PLC (Diversified Financial Services)	16
11,643	Melrose Industries PLC (Electrical Equipment)	28
1,214	Mondi PLC (Paper & Forest Products)	29
8,865	National Grid PLC (Multi-Utilities)	105
12,230	Natwest Group PLC (Banks)(b)	28
350	Next PLC (Multiline Retail)(a)	34
1,147	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	36
2,183	Pearson PLC (Media)	20
795	Persimmon PLC (Household Durables)	31
1,175	Phoenix Group Holdings PLC (Insurance)	11
Shares	Security Description	Value (000)
	United Kingdom (continued)
6,619	Prudential PLC (Insurance)	$122
1,827	RecKitt Benckiser Group PLC (Household Products)	163
4,937	RELX PLC (Professional Services)	121
4,625	Rentokil Initial PLC (Commercial Services & Supplies)(a)	32
2,900	Rio Tinto PLC (Metals & Mining)	218
20,995	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	32
10,542	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	186
9,612	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	166
2,942	RSA Insurance Group PLC (Insurance)	27
325	Schroders PLC (Capital Markets)	15
2,779	Segro PLC (Equity Real Estate Investment Trusts)	36
377	Sensata Technologies Holding PLC (Electrical Equipment)(a)	20
626	Severn Trent PLC (Water Utilities)	20
2,223	Smith & Nephew PLC (Health Care Equipment & Supplies)	46
939	Smiths Group PLC (Industrial Conglomerates)	19
184	Spirax-Sarco Engineering PLC (Machinery)	28
2,629	SSE PLC (Electric Utilities)	54
24,126	St. James Place PLC (Capital Markets)	373
6,902	Standard Chartered PLC (Banks)	44
5,849	Standard Life Aberdeen PLC (Diversified Financial Services)	23
7,703	Taylor Wimpey PLC (Household Durables)(b)	17
24,925	Tesco PLC (Food & Staples Retailing)	79
2,722	The Sage Group PLC (Software)	22
2,966	Unilever PLC (Personal Products)	178
3,737	Unilever PLC (Personal Products)	226
1,702	United Utilities Group PLC (Water Utilities)	20
68,170	Vodafone Group PLC (Wireless Telecommunication Services)	113
574	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	24
6,672	William Morrison Supermarkets PLC (Food & Staples Retailing)	16
328	Willis Towers Watson PLC (Insurance)	69
		7,559
	United States — 58.61%
1,480	3M Co. (Industrial Conglomerates)	259
352	A.O. Smith Corp. (Building Products)	19
4,510	Abbott Laboratories (Health Care Equipment & Supplies)	494
4,502	AbbVie, Inc. (Biotechnology)	482

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
119	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	$39
1,624	Accenture PLC, Class - A (IT Services)	424
1,982	Activision Blizzard, Inc. (Entertainment)	184
1,222	Adobe, Inc. (Software)(a)	611
182	Advance Auto Parts, Inc. (Specialty Retail)	29
2,950	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	271
1,766	Aflac, Inc. (Insurance)	79
789	Agilent Technologies, Inc. (Life Sciences Tools & Services)	93
569	Air Products & Chemicals, Inc. (Chemicals)	155
412	Akamai Technologies, Inc. (IT Services)(a)	43
255	Albemarle Corp. (Chemicals)	38
311	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	55
588	Alexion Pharmaceuticals, Inc. (Biotechnology)(a)	92
191	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	102
624	Alliant Energy Corp. (Electric Utilities)	32
918	Ally Financial, Inc. (Consumer Finance)	33
258	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	34
1,447	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	2,537
765	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	1,340
1,440	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	4,690
20	AMERCO (Road & Rail)	9
628	Ameren Corp. (Multi-Utilities)	49
1,275	American Electric Power Co., Inc. (Electric Utilities)	106
1,759	American Express Co. (Consumer Finance)	213
184	American Financial Group, Inc. (Insurance)	16
2,219	American International Group, Inc. (Insurance)	84
1,139	American Tower Corp. (Equity Real Estate Investment Trusts)	257
3,182	American Water Works Co., Inc. (Water Utilities)	488
323	Ameriprise Financial, Inc. (Capital Markets)	63
394	AmerisourceBergen Corp. (Health Care Providers & Services)	39
1,492	Amgen, Inc. (Biotechnology)	343
756	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	99
Shares	Security Description	Value (000)
	United States (continued)
940	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	$139
3,608	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	30
215	ANSYS, Inc. (Software)(a)	78
646	Anthem, Inc. (Health Care Providers & Services)	207
43,588	Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,785
2,329	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	201
597	Aramark (Hotels, Restaurants & Leisure)	23
1,420	Archer-Daniels-Midland Co. (Food Products)	72
145	Arista Networks, Inc. (Communications Equipment)(a)	42
209	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	20
476	Arthur J. Gallagher & Co. (Insurance)	59
147	Assurant, Inc. (Insurance)	20
18,213	AT&T, Inc. (Diversified Telecommunication Services)	524
304	Atmos Energy Corp. (Gas Utilities)	29
567	Autodesk, Inc. (Software)(a)	173
194	Autoliv, Inc. (Auto Components)	18
1,114	Automatic Data Processing, Inc. (IT Services)	196
356	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	57
1,324	Avantor, Inc. (Life Sciences Tools & Services)(a)	37
211	Avery Dennison Corp. (Containers & Packaging)	33
493	Axalta Coating Systems Ltd. (Chemicals)(a)	14
1,637	Baker Hughes, Inc. (Energy Equipment & Services)	34
826	Ball Corp. (Containers & Packaging)	77
19,977	Bank of America Corp. (Banks)	606
1,297	Baxter International, Inc. (Health Care Equipment & Supplies)	104
727	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	182
3,552	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	823
605	Best Buy Co., Inc. (Specialty Retail)	60
404	Biogen, Inc. (Biotechnology)(a)	99
458	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	40
378	Black Knight, Inc. (IT Services)(a)	33
388	BlackRock, Inc., Class - A (Capital Markets)	280
5,772	Bluebird Bio, Inc. (Biotechnology)(a)	250
105	Booking Holdings, Inc. (Internet & Direct Marketing Retail)(a)	234

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
354	Booz Allen Hamilton Holding Corp. (IT Services)	$31
492	BorgWarner, Inc. (Auto Components)	19
394	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	37
3,668	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	132
5,795	Bristol-Myers Squibb Co. (Pharmaceuticals)	359
292	Broadridge Financial Solutions, Inc. (IT Services)	45
611	Brown & Brown, Inc. (Insurance)	29
787	Brown-Forman Corp., Class - B (Beverages)	63
169	Burlington Stores, Inc. (Specialty Retail)(a)	44
341	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	32
10	Cable One, Inc. (Media)	22
716	Cadence Design Systems, Inc. (Software)(a)	98
244	Camden Property Trust (Equity Real Estate Investment Trusts)	24
423	Campbell Soup Co. (Food Products)	20
746	Cardinal Health, Inc. (Health Care Providers & Services)	40
415	CarMax, Inc. (Specialty Retail)(a)	39
2,109	Carrier Global Corp. (Building Products)	80
402	Catalent, Inc. (Pharmaceuticals)(a)	42
1,388	Caterpillar, Inc. (Machinery)	252
283	CBOE Global Markets, Inc. (Capital Markets)	26
811	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	51
388	CDW Corp. (Electronic Equipment, Instruments & Components)	51
305	Celanese Corp., Series A (Chemicals)	40
1,508	Centene Corp. (Health Care Providers & Services)(a)	91
1,266	CenterPoint Energy, Inc. (Multi-Utilities)	27
2,503	CenturyLink, Inc. (Diversified Telecommunication Services)	24
288	Ceridian HCM Holding, Inc. (Software)(a)	31
801	Cerner Corp. (Health Care Technology)	63
578	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	35
4,916	Chevron Corp. (Oil, Gas & Consumable Fuels)	415
67	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	93
626	Church & Dwight Co., Inc. (Household Products)	55
936	Cigna Corp. (Health Care Providers & Services)	195
420	Cincinnati Financial Corp. (Insurance)	37
Shares	Security Description	Value (000)
	United States (continued)
224	Cintas Corp. (Commercial Services & Supplies)	$79
10,756	Cisco Systems, Inc. (Communications Equipment)	481
5,327	Citigroup, Inc. (Banks)	328
1,097	Citizens Financial Group, Inc. (Banks)	39
300	Citrix Systems, Inc. (Software)	39
922	CME Group, Inc. (Capital Markets)	168
724	CMS Energy Corp. (Multi-Utilities)	44
430	Cognex Corp. (Electronic Equipment, Instruments & Components)	35
1,397	Cognizant Technology Solutions Corp. (IT Services)	114
2,099	Colgate-Palmolive Co. (Household Products)	179
11,616	Comcast Corp., Class - A (Media)	608
1,241	Conagra Brands, Inc. (Food Products)	45
2,770	ConocoPhillips (Oil, Gas & Consumable Fuels)	111
848	Consolidated Edison, Inc. (Multi-Utilities)	61
427	Constellation Brands, Inc., Class - A (Beverages)	94
534	Copart, Inc. (Commercial Services & Supplies)(a)	68
1,962	Corning, Inc. (Electronic Equipment, Instruments & Components)	71
1,909	Corteva, Inc. (Chemicals)	74
1,125	Costco Wholesale Corp. (Food & Staples Retailing)	424
172	Coupa Software, Inc. (Software)(a)	58
1,071	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	170
342	Crown Holdings, Inc. (Containers & Packaging)(a)	34
1,966	CSX Corp. (Road & Rail)	178
371	Cummins, Inc. (Machinery)	84
3,347	CVS Health Corp. (Health Care Providers & Services)	229
892	D.R. Horton, Inc. (Household Durables)	62
6,695	Danaher Corp. (Health Care Equipment & Supplies)	1,488
338	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	40
367	Datadog, Inc., Class - A (Software)(a)	36
229	DaVita, Inc. (Health Care Providers & Services)(a)	27
772	Deere & Co. (Machinery)	208
586	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals)(a)	43
418	Delta Air Lines, Inc. (Airlines)	17
561	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	29

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
236	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	$87
671	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	94
800	Discover Financial Services (Consumer Finance)	72
360	Discovery, Inc. (Media)(a)	11
872	Discovery, Inc., Class - C (Media)(a)	23
445	DocuSign, Inc. (Software)(a)	99
636	Dollar Tree, Inc. (Multiline Retail)(a)	69
2,119	Dominion Energy, Inc. (Multi-Utilities)	160
99	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	38
371	Dover Corp. (Machinery)	47
1,891	Dow, Inc. (Chemicals)	105
569	Dropbox, Inc., Class - A (Software)(a)	13
490	DTE Energy Co. (Multi-Utilities)	59
1,887	Duke Energy Corp. (Electric Utilities)	173
938	Duke Realty Corp. (Equity Real Estate Investment Trusts)	37
1,890	DuPont de Nemours, Inc. (Chemicals)	134
762	Dynatrace, Inc. (Software)(a)	33
358	Eastman Chemical Co. (Chemicals)	36
1,826	eBay, Inc. (Internet & Direct Marketing Retail)	92
6,268	Ecolab, Inc. (Chemicals)	1,357
915	Edison International (Electric Utilities)	57
1,614	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	147
1,000	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	31
745	Electronic Arts, Inc. (Entertainment)	107
2,201	Eli Lilly & Co. (Pharmaceuticals)	372
1,554	Emerson Electric Co. (Electrical Equipment)	126
270	Enphase Energy, Inc. (Electrical Equipment)(a)	47
508	Entergy Corp. (Electric Utilities)	51
1,484	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	74
139	EPAM Systems, Inc. (IT Services)(a)	50
309	Equifax, Inc. (Professional Services)	60
224	Equinix, Inc. (Equity Real Estate Investment Trusts)	160
1,051	Equitable Holdings, Inc. (Diversified Financial Services)	27
947	Equity Residential (Equity Real Estate Investment Trusts)	56
63	Erie Indemnity Co., Class - A (Insurance)	15
545	Essential Utilities, Inc. (Water Utilities)	26
169	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	40
377	Etsy, Inc. (Internet & Direct Marketing Retail)(a)	67
Shares	Security Description	Value (000)
	United States (continued)
581	Evergy, Inc. (Electric Utilities)	$32
826	Eversource Energy (Electric Utilities)	71
364	Exact Sciences Corp. (Biotechnology)(a)	48
2,480	Exelon Corp. (Electric Utilities)	105
351	Expedia Group, Inc. (Internet & Direct Marketing Retail)	46
434	Expeditors International of Washington, Inc. (Air Freight & Logistics)	41
10,821	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	447
153	F5 Networks, Inc. (Communications Equipment)(a)	27
6,123	Facebook, Inc., Class - A (Interactive Media & Services)(a)	1,672
96	FactSet Research Systems, Inc. (Capital Markets)	32
75	Fair Isaac Corp. (Software)(a)	38
1,463	Fastenal Co. (Trading Companies & Distributors)	71
632	FedEx Corp. (Air Freight & Logistics)	164
1,581	Fidelity National Information Services, Inc. (IT Services)	224
8,486	First Republic Bank (Banks)	1,248
1,378	FirstEnergy Corp. (Electric Utilities)	42
1,458	Fiserv, Inc. (IT Services)(a)	166
331	FMC Corp. (Chemicals)	38
371	Fortinet, Inc. (Software)(a)	55
12,929	Fortive Corp. (Machinery)	915
336	Fortune Brands Home & Security, Inc. (Building Products)	29
748	Franklin Resources, Inc. (Capital Markets)	19
3,661	Freeport-McMoRan, Inc. (Metals & Mining)	95
226	Gartner, Inc. (IT Services)(a)	36
138	Generac Holdings, Inc. (Electrical Equipment)(a)	31
627	General Dynamics Corp. (Aerospace & Defense)	93
22,477	General Electric Co. (Industrial Conglomerates)	243
1,542	General Mills, Inc. (Food Products)	91
367	Genuine Parts Co. (Distributors)	37
3,209	Gilead Sciences, Inc. (Biotechnology)	187
766	Global Payments, Inc. (IT Services)	165
259	Globe Life, Inc. (Insurance)	25
436	GoDaddy, Inc., Class - A (IT Services)(a)	36
208	Guidewire Software, Inc. (Software)(a)	27
2,310	Halliburton Co. (Energy Equipment & Services)	44
328	Hasbro, Inc. (Leisure Products)	31
692	HCA Healthcare, Inc. (Health Care Providers & Services)	114
1,263	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	38
100	HEICO Corp. (Aerospace & Defense)	13
183	HEICO Corp., Class - A (Aerospace & Defense)	21

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
370	Henry Schein, Inc. (Health Care Providers & Services)(a)	$25
700	Hess Corp. (Oil, Gas & Consumable Fuels)	37
3,301	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	39
684	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	76
677	Hologic, Inc. (Health Care Equipment & Supplies)(a)	49
1,795	Honeywell International, Inc. (Industrial Conglomerates)	381
749	Hormel Foods Corp. (Food Products)	35
1,807	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	26
979	Howmet Aerospace, Inc. (Aerospace & Defense)(a)	28
3,780	HP, Inc. (Technology Hardware, Storage & Peripherals)	93
97	HubSpot, Inc. (Software)(a)	38
341	Humana, Inc. (Health Care Providers & Services)	140
2,604	Huntington Bancshares, Inc. (Banks)	33
103	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	18
194	IDEX Corp. (Machinery)	39
219	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	109
816	Illinois Tool Works, Inc. (Machinery)	166
379	Illumina, Inc. (Life Sciences Tools & Services)(a)	140
3,638	Incyte Corp. (Biotechnology)(a)	316
891	Ingersoll-Rand, Inc. (Machinery)(a)	41
158	Insulet Corp. (Health Care Equipment & Supplies)(a)	40
10,828	Intel Corp. (Semiconductors & Semiconductor Equipment)	539
1,402	Intercontinental Exchange, Inc. (Capital Markets)	162
2,278	International Business Machines Corp. (IT Services)	287
222	International Flavors & Fragrances, Inc. (Chemicals)	24
950	International Paper Co. (Containers & Packaging)	47
670	Intuit, Inc. (Software)	254
302	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	247
345	Ionis Pharmaceuticals, Inc. (Biotechnology)(a)	20
Shares	Security Description	Value (000)
	United States (continued)
482	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	$86
722	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	21
196	Jack Henry & Associates, Inc. (IT Services)	32
339	Jacobs Engineering Group, Inc. (Construction & Engineering)	37
136	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	22
214	JB Hunt Transport Services, Inc. (Road & Rail)	29
6,706	Johnson & Johnson (Pharmaceuticals)	1,054
1,968	Johnson Controls International PLC (Building Products)	91
11,662	JPMorgan Chase & Co. (Banks)	1,482
879	Juniper Networks, Inc. (Communications Equipment)	20
253	Kansas City Southern (Road & Rail)	52
653	Kellogg Co. (Food Products)	41
1,356	Keurig Dr Pepper, Inc. (Beverages)	43
2,513	KeyCorp (Banks)	41
478	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	63
884	Kimberly-Clark Corp. (Household Products)	119
5,200	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	71
1,264	KKR & Co., Inc., Class - A (Capital Markets)	51
403	KLA Corp. (Semiconductors & Semiconductor Equipment)	104
358	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	15
554	L3Harris Technologies, Inc. (Aerospace & Defense)	105
248	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	50
375	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	177
369	Lamb Weston Holding, Inc. (Food Products)	29
882	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	53
122	Lear Corp. (Auto Components)	19
343	Leidos Holdings, Inc. (IT Services)	36
714	Lennar Corp., Class - A (Household Durables)	54
87	Lennox International, Inc. (Building Products)	24
54	Liberty Broadband Corp., Class - A (Media)(a)	9
348	Liberty Broadband Corp., Class - C (Media)(a)	55
476	Lincoln National Corp. (Insurance)	24
382	Live Nation Entertainment, Inc. (Entertainment)(a)	28
744	LKQ Corp. (Distributors)(a)	26

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
645	Lockheed Martin Corp. (Aerospace & Defense)	$229
676	Loews Corp. (Insurance)	30
1,932	Lowe’s Companies, Inc. (Specialty Retail)	310
320	M&T Bank Corp. (Banks)	41
1,656	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	68
36	Markel Corp. (Insurance)(a)	37
1,187	MarketAxess Holdings, Inc. (Capital Markets)	677
709	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	94
1,302	Marsh & McLennan Companies, Inc. (Insurance)	153
159	Martin Marietta Materials, Inc. (Construction Materials)	45
718	Masco Corp. (Building Products)	39
2,276	MasterCard, Inc., Class - A (IT Services)	812
690	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	61
630	McCormick & Company, Inc. (Food Products)	60
1,908	McDonald’s Corp. (Hotels, Restaurants & Leisure)	409
412	McKesson Corp. (Health Care Providers & Services)	72
382	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	640
6,449	Merck & Co., Inc. (Pharmaceuticals)	528
1,994	MetLife, Inc. (Insurance)	94
62	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	71
1,181	MGM Resorts International (Hotels, Restaurants & Leisure)	37
610	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	84
2,856	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)(a)	215
24,759	Microsoft Corp. (Software)	5,509
291	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	37
144	Mohawk Industries, Inc. (Household Durables)(a)	20
165	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	35
479	Molson Coors Beverage Co., Class - B (Beverages)	22
3,666	Mondelez International, Inc., Class - A (Food Products)	213
Shares	Security Description	Value (000)
	United States (continued)
124	MongoDB, Inc. (IT Services)(a)	$45
439	Moody’s Corp. (Capital Markets)	127
3,463	Morgan Stanley (Capital Markets)	237
437	Motorola Solutions, Inc. (Communications Equipment)	74
293	Nasdaq, Inc. (Capital Markets)	39
576	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	38
966	Newell Brands, Inc. (Household Durables)	21
2,069	Newmont Corp. (Metals & Mining)	125
5,028	NextEra Energy, Inc. (Electric Utilities)	389
3,178	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	450
943	NiSource, Inc. (Multi-Utilities)	22
149	Nordson Corp. (Machinery)	30
660	Norfolk Southern Corp. (Road & Rail)	157
513	Northern Trust Corp. (Capital Markets)	48
412	Northrop Grumman Corp. (Aerospace & Defense)	126
1,470	Nortonlifelock, Inc. (Software)	31
773	Nucor Corp. (Metals & Mining)	41
2,701	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,410
9	NVR, Inc. (Household Durables)(a)	37
2,279	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	39
485	OGE Energy Corp. (Electric Utilities)	15
287	Okta, Inc. (IT Services)(a)	73
244	Old Dominion Freight Line, Inc. (Road & Rail)	48
580	Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	21
555	Omnicom Group, Inc. (Media)	35
984	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	32
1,042	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	40
5,090	Oracle Corp. (Software)	329
1,054	Otis Worldwide Corp. (Machinery)	71
312	Owens Corning (Building Products)	24
882	PACCAR, Inc. (Machinery)	76
243	Packaging Corporation of America (Containers & Packaging)	34
328	Parker Hannifin Corp. (Machinery)	89
822	Paychex, Inc. (IT Services)	77
127	PAYCOM Software, Inc. (Software)(a)	57
2,849	PayPal Holdings, Inc. (IT Services)(a)	667
3,527	PepsiCo, Inc. (Beverages)	523
280	PerkinElmer, Inc. (Life Sciences Tools & Services)	40

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
312	Perrigo Co. PLC (Pharmaceuticals)	$14
3,595	PG&E Corp. (Electric Utilities)(a)	45
1,134	Phillips 66 (Oil, Gas & Consumable Fuels)	79
284	Pinnacle West Capital Corp. (Electric Utilities)	23
1,200	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	79
423	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	48
1,082	PNC Financial Services Group, Inc. (Banks)	161
88	Pool Corp. (Distributors)	33
603	PPG Industries, Inc. (Chemicals)	87
1,944	PPL Corp. (Electric Utilities)	55
700	Principal Financial Group, Inc. (Insurance)	35
1,898	Prologis, Inc. (Equity Real Estate Investment Trusts)	189
1,025	Prudential Financial, Inc. (Insurance)	80
276	PTC, Inc. (Software)(a)	33
1,290	Public Service Enterprise Group, Inc. (Multi-Utilities)	75
647	PulteGroup, Inc. (Household Durables)	28
293	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	49
344	Quest Diagnostics, Inc. (Health Care Providers & Services)	41
314	Raymond James Financial, Inc. (Capital Markets)	30
3,897	Raytheon Technologies Corp. (Aerospace & Defense)	279
831	Realty Income Corp. (Equity Real Estate Investment Trusts)	52
421	Regency Centers Corp. (Equity Real Estate Investment Trusts)	19
258	Regeneron Pharmaceuticals, Inc. (Biotechnology)(a)	125
2,436	Regions Financial Corp. (Banks)	39
150	Reinsurance Group of America (Insurance)	17
520	Republic Services, Inc. (Commercial Services & Supplies)	50
367	ResMed, Inc. (Health Care Equipment & Supplies)	78
191	RingCentral, Inc., Class - A (Software)(a)	72
298	Robert Half International, Inc. (Professional Services)	19
295	Rockwell Automation, Inc. (Electrical Equipment)	74
474	Rollins, Inc. (Commercial Services & Supplies)	19
268	Roper Industries, Inc. (Industrial Conglomerates)	116
923	Ross Stores, Inc. (Specialty Retail)	113
Shares	Security Description	Value (000)
	United States (continued)
327	RPM International, Inc. (Chemicals)	$30
617	S&P Global, Inc. (Capital Markets)	203
2,310	Salesforce.com, Inc. (Software)(a)	514
187	Sarepta Therapeutics, Inc. (Biotechnology)(a)	32
290	SBA Communications Corp. (Equity Real Estate Investment Trusts)	82
3,531	Schlumberger Ltd. (Energy Equipment & Services)	77
603	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	37
325	Seagen, Inc. (Biotechnology)(a)	57
436	Sealed Air Corp. (Containers & Packaging)	20
743	Sempra Energy (Multi-Utilities)	95
485	ServiceNow, Inc. (Software)(a)	267
783	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	67
2,933	Sirius XM Holdings, Inc. (Media)	19
435	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	67
979	Slack Technologies, Inc., Class - A (Software)(a)	41
2,292	Snap, Inc., Class - A (Interactive Media & Services)(a)	115
132	Snap-on, Inc. (Machinery)	23
45	Snowflake, Inc., Class - A (IT Services)(a)	13
410	Southwest Airlines Co. (Airlines)	19
394	Splunk, Inc. (Software)(a)	67
940	Square, Inc., Class - A (IT Services)(a)	205
388	Stanley Black & Decker, Inc. (Machinery)	69
3,003	Starbucks Corp. (Hotels, Restaurants & Leisure)	321
928	State Street Corp. (Capital Markets)	68
554	Steel Dynamics, Inc. (Metals & Mining)	20
220	Sunrun, Inc. (Electrical Equipment)(a)	15
2,921	SVB Financial Group (Banks)(a)	1,132
1,361	Synchrony Financial (Consumer Finance)	47
383	Synopsys, Inc. (Software)(a)	99
1,236	Sysco Corp. (Food & Staples Retailing)	92
596	T. Rowe Price Group, Inc. (Capital Markets)	90
289	Take-Two Interactive Software, Inc. (Entertainment)(a)	60
1,280	Target Corp. (Multiline Retail)	226
272	Teladoc Health, Inc. (Health Care Technology)(a)	54
93	Teledyne Technologies, Inc. (Aerospace & Defense)(a)	36
118	Teleflex, Inc. (Health Care Equipment & Supplies)	49
423	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	51
1,895	Tesla, Inc. (Automobiles)(a)	1,337

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,352	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	$386
551	Textron, Inc. (Aerospace & Defense)	27
1,676	The AES Corp. (Independent Power and Renewable Electricity Producers)	39
826	The Allstate Corp. (Insurance)	91
2,054	The Bank of New York Mellon Corp. (Capital Markets)	87
14,189	The Blackstone Group, Inc., Class - A (Capital Markets)	920
1,376	The Boeing Co. (Aerospace & Defense)	294
303	The Carlyle Group, Inc. (Capital Markets)	10
3,908	The Charles Schwab Corp. (Capital Markets)	207
320	The Clorox Co. (Household Products)	65
10,460	The Coca-Cola Co. (Beverages)	573
126	The Cooper Companies, Inc. (Health Care Equipment & Supplies)	46
4,205	The Estee Lauder Companies, Inc. (Personal Products)	1,119
836	The Goldman Sachs Group, Inc. (Capital Markets)	220
919	The Hartford Financial Services Group, Inc. (Insurance)	45
378	The Hershey Co. (Food Products)	58
2,751	The Home Depot, Inc. (Specialty Retail)	731
935	The Interpublic Group of Companies, Inc. (Media)	22
291	The J.M. Smucker Co. (Food Products)	34
1,713	The Kraft Heinz Co. (Food Products)	59
2,045	The Kroger Co. (Food & Staples Retailing)	65
1,054	The Mosaic Co. (Chemicals)	24
6,320	The Procter & Gamble Co. (Household Products)	879
1,508	The Progressive Corp. (Insurance)	149
210	The Sherwin-Williams Co. (Chemicals)	154
2,701	The Southern Co. (Electric Utilities)	166
19,699	The TJX Companies, Inc. (Specialty Retail)	1,346
658	The Travelers Companies, Inc. (Insurance)	92
4,616	The Walt Disney Co. (Entertainment)(a)	836
1,057	The Western Union Co. (IT Services)	23
3,092	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	62
1,010	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	471
275	Tiffany & Co. (Specialty Retail)	36
7,176	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	968
299	Tractor Supply Co. (Specialty Retail)	42
611	Trane Technologies PLC (Building Products)	89
Shares	Security Description	Value (000)
	United States (continued)
129	TransDigm Group, Inc. (Aerospace & Defense)(a)	$80
480	TransUnion (Professional Services)	48
628	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	42
3,461	Truist Financial Corp. (Banks)	166
327	Twilio, Inc., Class - A (IT Services)(a)	111
1,981	Twitter, Inc. (Interactive Media & Services)(a)	107
99	Tyler Technologies, Inc. (Software)(a)	43
753	Tyson Foods, Inc., Class - A (Food Products)	49
3,456	U.S. Bancorp (Banks)	161
2,459	Uber Technologies, Inc. (Road & Rail)(a)	125
748	UDR, Inc. (Equity Real Estate Investment Trusts)	29
502	UGI Corp. (Gas Utilities)	18
143	Ulta Beauty, Inc. (Specialty Retail)(a)	41
1,737	Union Pacific Corp. (Road & Rail)	362
1,803	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	304
189	United Rentals, Inc. (Trading Companies & Distributors)(a)	44
5,724	UnitedHealth Group, Inc. (Health Care Providers & Services)	2,006
866	V.F. Corp. (Textiles, Apparel & Luxury Goods)	74
98	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	27
1,048	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	59
230	Varian Medical Systems, Inc. (Health Care Equipment & Supplies)(a)	40
951	Ventas, Inc. (Equity Real Estate Investment Trusts)	47
270	VeriSign, Inc. (IT Services)(a)	58
10,575	Verizon Communications, Inc. (Diversified Telecommunication Services)	621
397	Versik Analytics, Inc., Class - A (Professional Services)	81
662	Vertex Pharmaceuticals, Inc. (Biotechnology)(a)	156
1,458	ViacomCBS, Inc., Class - B (Media)	54
2,856	Viatris, Inc. (Pharmaceuticals)(a)	54
1,161	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	30
4,294	Visa, Inc., Class - A (IT Services)	939
210	VMware, Inc., Class - A (Software)(a)	29
323	Voya Financial, Inc. (Diversified Financial Services)	19
338	Vulcan Materials Co. (Construction Materials)	50
305	W.R. Berkley Corp. (Insurance)	20
117	W.W. Grainger, Inc. (Trading Companies & Distributors)	48

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,935	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	$77
3,628	Walmart, Inc. (Food & Staples Retailing)	523
1,096	Waste Management, Inc. (Commercial Services & Supplies)	129
164	Waters Corp. (Life Sciences Tools & Services)(a)	41
161	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	36
805	WEC Energy Group, Inc. (Multi-Utilities)	74
1,035	Welltower, Inc. (Equity Real Estate Investment Trusts)	67
189	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	54
834	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	46
459	Westinghouse Air Brake Technologies Corp. (Machinery)	34
649	WestRock Co. (Containers & Packaging)	28
1,901	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	64
151	Whirlpool Corp. (Household Durables)	27
2,023	Workday, Inc., Class - A (Software)(a)	484
439	WP Carey, Inc. (Equity Real Estate Investment Trusts)	31
1,338	Xcel Energy, Inc. (Electric Utilities)	89
641	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	91
459	Xylem, Inc. (Machinery)	47
772	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	84
138	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	53
257	Zendesk, Inc. (Software)(a)	37
1,227	Zoetis, Inc. (Pharmaceuticals)	203
436	Zoom Video Communications, Inc., Class - A (Software)(a)	147
184	Zscaler, Inc. (Software)(a)	37
		95,139
	Total Common Stocks	153,318
Shares	Security Description	Value (000)
	Preferred Stocks — 0.06%
	Germany — 0.06%
121	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	$8
148	FUCHS PETROLUB SE — Preferred (Chemicals)	8
452	Henkel AG & Co. KGAA — Preferred (Household Products)	52
89	Sartorius AG — Preferred (Health Care Equipment & Supplies)	37
	Total Preferred Stocks	105
	Right — 0.00%
	Spain — 0.00%
3,792	Repsol SA, 1/11/21 (Oil, Gas & Consumable Fuels)	1
	Total Right	1
	Investment Companies — 4.79%
404,174	Dreyfus Treasury Securities Cash Management, Institutional Shares, 0.01%(d)	404
7,375,450	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	7,376
	Total Investment Companies	7,780
	Total Investments (cost $124,788) — 99.31%	161,204
	Other assets in excess of liabilities — 0.69%	1,119
	Net Assets — 100.00%	$162,323

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued using significant unobservable inputs as of December 31, 2020.

(d)	The rate disclosed is the rate in effect on December 31, 2020.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total
Common Stocks	75.55%	—	18.91%	94.46%
Preferred Stocks	0.06%	—	—	0.06%
Right	0.00%	—	—	0.00%
Investment Companies	0.08%	4.71%	—	4.79%
Other Assets (Liabilities)	0.12%	0.47%	0.10%	0.69%
Total Net Assets	75.81%	5.18%	19.01%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	24	3/19/21	$4,499	$105
MSCI EAFE Index Future	30	3/19/21	3,196	47
			$7,695	$152
	Total Unrealized Appreciation			$152
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$152

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.50%
	Australia — 2.22%
360	Afterpay Ltd. (IT Services)(a)	$33
929	AGL Energy Ltd. (Multi-Utilities)	9
4,671	AMP Ltd. (Diversified Financial Services)	6
369	Ampol Ltd. (Oil, Gas & Consumable Fuels)	8
2,131	APA Group (Gas Utilities)	16
979	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	23
276	ASX Ltd. (Capital Markets)	15
2,601	Aurizon Holdings Ltd. (Road & Rail)	8
3,200	AusNet Services (Electric Utilities)	4
4,763	Australia & New Zealand Banking Group Ltd. (Banks)	83
4,934	BHP Billiton Ltd. (Metals & Mining)	160
3,544	BHP Group Ltd. (Metals & Mining)	93
933	BlueScope Steel Ltd. (Metals & Mining)	13
2,567	Brambles Ltd. (Commercial Services & Supplies)	21
123	CIMIC Group Ltd. (Construction & Engineering)(a)	2
670	Coca-Cola Amatil Ltd. (Beverages)	7
118	Cochlear Ltd. (Health Care Equipment & Supplies)	17
2,261	Coles Group Ltd. (Food & Staples Retailing)	32
2,964	Commonwealth Bank of Australia (Banks)	187
718	Computershare Ltd. (IT Services)	8
506	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	4
1,990	Dexus (Equity Real Estate Investment Trusts)	14
3,033	Evolution Mining Ltd. (Metals & Mining)	12
2,854	Fortescue Metals Group Ltd. (Metals & Mining)	52
2,803	Goodman Group (Equity Real Estate Investment Trusts)	41
4,411	Insurance Australia Group Ltd. (Insurance)	16
1,271	LendLease Group (Real Estate Management & Development)(b)	13
578	Macquarie Group Ltd. (Capital Markets)	62
192	Magellan Financial Group Ltd. (Capital Markets)	8
3,915	Medibank Private Ltd. (Insurance)	9
7,166	Mirvac Group (Equity Real Estate Investment Trusts)	15
5,521	National Australia Bank Ltd. (Banks)	96
1,386	Newcrest Mining Ltd. (Metals & Mining)	28
1,367	Northern Star Resources Ltd. (Metals & Mining)	13
559	Orica Ltd. (Chemicals)	7
3,276	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	12
1,874	Qantas Airways Ltd. (Airlines)	7
2,080	QBE Insurance Group Ltd. (Insurance)	14
Shares	Security Description	Value (000)
	Australia (continued)
71	REA Group Ltd. (Interactive Media & Services)	$8
625	Rio Tinto Ltd. (Metals & Mining)	55
2,509	Santos Ltd. (Oil, Gas & Consumable Fuels)	12
8,884	Scentre Group (Equity Real Estate Investment Trusts)	19
492	SEEK Ltd. (Professional Services)	11
774	Sonic Healthcare Ltd. (Health Care Providers & Services)	19
8,736	South32 Ltd. (Metals & Mining)	17
3,417	Stockland (Equity Real Estate Investment Trusts)	11
2,300	Suncorp Group Ltd. (Insurance)	17
1,710	Sydney Airport (Transportation Infrastructure)(a)	8
3,988	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	12
7,154	Telstra Corp. Ltd. (Diversified Telecommunication Services)	16
2,746	The GPT Group (Equity Real Estate Investment Trusts)	10
467	TPG Telecom Ltd. (Diversified Telecommunication Services)(a)	3
4,613	Transurban Group (Transportation Infrastructure)	49
1,020	Treasury Wine Estates Ltd. (Beverages)	7
7,434	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	9
150	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	3
1,906	Wesfarmers Ltd. (Food & Staples Retailing)	74
6,063	Westpac Banking Corp. (Banks)	91
185	WiseTech Global Ltd. (Software)	4
1,621	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	29
2,125	Woolworths Group Ltd. (Food & Staples Retailing)	64
		1,716
	Austria — 0.06%
482	Erste Group Bank AG (Banks)(a)	15
219	OMV AG (Oil, Gas & Consumable Fuels)	9
202	Raiffeisen Bank International AG (Banks)(a)(b)	4
92	Verbund AG (Electric Utilities)	8
228	Voestalpine AG (Metals & Mining)	8
		44
	Belgium — 0.29%
300	Ageas SA (Insurance)	16
1,279	Anheuser-Busch InBev N.V. (Beverages)	89
73	Colruyt SA (Food & Staples Retailing)	4
40	Elia Group SA/NV (Electric Utilities)(b)	5
194	Groupe Bruxelles Lambert SA (Diversified Financial Services)	19
423	KBC Group N.V. (Banks)(a)	30

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Belgium (continued)
225	Proximus SADP (Diversified Telecommunication Services)	$4
20	Sofina SA (Diversified Financial Services)	7
105	Solvay SA, Class - A (Chemicals)	12
215	UCB SA (Pharmaceuticals)	22
339	Umicore SA (Chemicals)(b)	17
		225
	Bermuda — 0.26%
691	Arch Capital Group Ltd. (Insurance)(a)	24
177	Athene Holding Ltd., Class - A (Insurance)(a)	8
252	Bunge Ltd. (Food Products)	17
72	Everest Re Group Ltd. (Insurance)	17
635	IHS Markit Ltd. (Professional Services)	57
563	Invesco Ltd. (Capital Markets)	10
1,129	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	54
74	RenaissanceRe Holdings Ltd. (Insurance)	12
		199
	Canada — 3.59%
400	Agnico Eagle Mines Ltd. (Metals & Mining)	28
200	Air Canada (Airlines)(a)(b)	4
1,107	Algonquin Power & Utilities Corp. (Multi-Utilities)	18
1,400	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	48
400	AltaGas Ltd. (Gas Utilities)	6
100	Atco Ltd. (Multi-Utilities)	3
2,000	B2gold Corp. (Metals & Mining)	11
1,119	Bank of Montreal (Banks)	85
3,000	Barrick Gold Corp. (Metals & Mining)	68
200	BCE, Inc. (Diversified Telecommunication Services)	9
700	Blackberry Ltd. (Software)(a)	5
2,150	Brookfield Asset Management, Inc. (Capital Markets)	88
800	Cameco Corp. (Oil, Gas & Consumable Fuels)	11
100	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	4
800	Canadian Imperial Bank of Commerce (Banks)	68
1,229	Canadian National Railway Co. (Road & Rail)	136
2,000	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	48
200	Canadian Pacific Railway Ltd. (Road & Rail)	69
100	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	13
200	Canadian Utilities Ltd., Class - A (Multi-Utilities)	5
Shares	Security Description	Value (000)
	Canada (continued)
300	Canopy Growth Corp. (Pharmaceuticals)(a)(b)	$7
300	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	14
1,500	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	9
400	CGI, Inc. (IT Services)(a)	32
300	CI Financial Corp. (Capital Markets)	4
26	Constellation Software, Inc. (Software)	34
500	Dollarama, Inc. (Multiline Retail)	21
400	Emera, Inc. (Electric Utilities)	17
300	Empire Co. Ltd. (Food & Staples Retailing)	8
3,395	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	108
36	Fairfax Financial Holdings Ltd. (Insurance)	12
1,000	First Quantum Minerals Ltd. (Metals & Mining)	18
100	FirstService Corp. (Real Estate Management & Development)	14
750	Fortis, Inc. (Electric Utilities)	30
339	Franco-Nevada Corp. (Metals & Mining)	43
400	GFL Environmental, Inc. (Commercial Services & Supplies)	12
300	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	8
400	Great-West Lifeco, Inc. (Insurance)	10
600	Hydro One Ltd. (Electric Utilities)(b)	14
138	iA Financial Corp., Inc. (Insurance)	6
100	IGM Financial, Inc. (Capital Markets)	3
349	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	7
300	Intact Financial Corp. (Insurance)	36
600	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	6
300	Keyera Corp. (Oil, Gas & Consumable Fuels)^(b)	5
2,300	Kinross Gold Corp. (Metals & Mining)	17
400	Kirkland Lake Gold Ltd. (Metals & Mining)	17
337	Loblaw Companies Ltd. (Food & Staples Retailing)	17
208	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	73
1,000	Lundin Mining Corp. (Metals & Mining)(b)	9
500	Magna International, Inc. (Auto Components)	35
3,300	Manulife Financial Corp. (Insurance)	59
400	Metro, Inc. (Food & Staples Retailing)	18
530	National Bank of Canada (Banks)	30
400	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)(b)	14
900	Nutrien Ltd. (Chemicals)	43
200	Onex Corp. (Diversified Financial Services)	11
445	Open Text Corp. (Software)(b)	20

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
300	Pan American Silver Corp. (Metals & Mining)	$10
200	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	6
952	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)^	23
920	Power Corp. of Canada (Insurance)^	21
300	Quebecor, Inc. (Media)	8
500	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	31
200	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	3
200	Ritchie Bros Auctioneers, Inc. (Commercial Services & Supplies)	14
600	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	28
2,441	Royal Bank of Canada (Banks)	200
400	Saputo, Inc. (Food Products)(b)	11
800	Shaw Communications, Inc., Class - B (Media)	14
176	Shopify, Inc. (IT Services)(a)	199
300	SSR Mining, Inc. (Metals & Mining)(a)	6
1,000	Sun Life Financial, Inc. (Insurance)	44
2,600	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	44
1,600	TC Energy Corp. (Oil, Gas & Consumable Fuels)	64
900	Teck Resources Ltd., Class - B (Metals & Mining)	16
600	TELUS Corp. (Diversified Telecommunication Services)	11
2,072	The Bank of Nova Scotia (Banks)	112
3,048	The Toronto-Dominion Bank (Banks)	172
300	Thomson Reuters Corp. (Professional Services)	25
100	TMX Group Ltd. (Capital Markets)	10
48	Topicus.com, Inc. (Software)(a)	—
200	Toromont Industries, Ltd. (Trading Companies & Distributors)	14
500	Waste Connections, Inc. (Commercial Services & Supplies)	51
100	Weston (George) Ltd. (Food & Staples Retailing)	7
800	Wheaton Precious Metals Corp. (Metals & Mining)	33
234	WSP Global, Inc. (Construction & Engineering)(b)	22
1,800	Yamana Gold, Inc. (Metals & Mining)	10
		2,777
	China — 0.03%
400	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	22
Shares	Security Description	Value (000)
	Denmark — 0.54%
4	A.P. Moller - Maersk A/S, Class - A (Marine)	$8
10	A.P. Moller - Maersk A/S, Class - B (Marine)	23
301	Ambu A/S, Class - B (Health Care Equipment & Supplies)	13
175	Carlsberg A/S, Class - B (Beverages)	28
180	Christian Hansen Holding A/S (Chemicals)(a)(b)	19
201	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	31
1,179	Danske Bank A/S (Banks)	19
212	Demant A/S (Health Care Equipment & Supplies)(a)	8
349	DSV PANALPINA A/S (Road & Rail)	58
220	GN Store Nord A/S (Health Care Equipment & Supplies)	18
356	Novozymes A/S, B Shares (Chemicals)	20
318	Orsted A/S (Electric Utilities)(b)	65
171	Pandora A/S (Textiles, Apparel & Luxury Goods)	19
10	ROCKWOOL International A/S, B Shares (Building Products)	4
291	Tryg A/S (Insurance)(b)	9
331	Vestas Wind Systems A/S (Electrical Equipment)	78
		420
	Finland — 0.41%
261	Elisa Oyj (Diversified Telecommunication Services)	14
638	Fortum Oyj (Electric Utilities)	15
504	Kesko Oyj, Class - B (Food & Staples Retailing)	13
574	Kone Oyj, Class - B (Machinery)	46
713	Neste Oyj (Oil, Gas & Consumable Fuels)	52
9,561	Nokia Oyj (Communications Equipment)(a)	37
5,467	Nordea Bank Abp (Banks)(a)(b)	45
798	Sampo Oyj, Class - A (Insurance)	34
996	Stora Enso Oyj, R Shares (Paper & Forest Products)	19
903	UPM-Kymmene Oyj (Paper & Forest Products)	34
631	Wartsila Oyj Abp (Machinery)	6
		315
	France — 3.13%
261	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	9
43	Aeroports de Paris (Transportation Infrastructure)(a)	6
794	Air Liquide SA (Chemicals)	130
427	Alstom SA (Machinery)(a)(b)	24
93	Amundi SA (Capital Markets)(b)	7
148	Arkema SA (Chemicals)	17
141	Atos SE (IT Services)(a)	13
3,249	AXA SA (Insurance)	78
1,888	BNP Paribas SA (Banks)(a)	99
1,315	Bollore SA (Air Freight & Logistics)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
392	Bouygues SA (Construction & Engineering)	$16
508	Bureau Veritas SA (Professional Services)(b)	14
272	Capgemini SE (IT Services)	42
1,051	Carrefour SA (Food & Staples Retailing)	18
255	CNP Assurances (Insurance)	4
874	Compagnie de Saint-Gobain (Building Products)(a)	40
287	Compagnie Generale des Etablissements Michelin (Auto Components)	37
72	Covivio (Equity Real Estate Investment Trusts)	7
1,963	Credit Agricole SA (Banks)	25
1,039	Danone SA (Food Products)	68
223	Dassault Systemes SE (Software)	45
420	Edenred (Commercial Services & Supplies)	24
180	Eiffage SA (Construction & Engineering)(b)	17
1,067	Electricite de France SA (Electric Utilities)(a)	17
3,079	Engie SA (Multi-Utilities)	48
478	EssilorLuxottica SA (Health Care Equipment & Supplies)	74
50	Eurazeo SE (Diversified Financial Services)(a)	3
118	Faurecia SE (Auto Components)(a)	6
65	Gecina SA (Equity Real Estate Investment Trusts)(b)	10
625	Getlink SE (Transportation Infrastructure)	10
53	Hermes International (Textiles, Apparel & Luxury Goods)	57
18	Iliad SA (Diversified Telecommunication Services)(b)	4
56	Ipsen SA (Pharmaceuticals)	5
128	Kering SA (Textiles, Apparel & Luxury Goods)	93
291	Klepierre SA (Equity Real Estate Investment Trusts)	7
111	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(b)	5
451	Legrand SA (Electrical Equipment)	40
421	L’Oreal SA (Personal Products)	160
465	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	291
1,408	Natixism SA (Capital Markets)(a)	5
3,370	Orange SA (Diversified Telecommunication Services)(b)	40
95	Orpea (Health Care Providers & Services)(a)(b)	12
352	Pernod Ricard SA (Beverages)	68
999	Peugeot SA (Automobiles)(a)	27
371	Publicis Groupe SA (Media)	18
29	Remy Cointreau SA (Beverages)	5
272	Renault SA (Automobiles)(a)(b)	12
903	Schneider Electric SE (Electrical Equipment)(b)	131
Shares	Security Description	Value (000)
	France (continued)
232	SCOR SE (Insurance)(a)	$7
31	SEB SA (Household Durables)	6
1,376	Societe Generale SA (Banks)	29
125	Sodexo SA (Hotels, Restaurants & Leisure)	11
504	Suez SA (Multi-Utilities)	10
99	Teleperformance (Professional Services)	32
4,220	TOTAL SA (Oil, Gas & Consumable Fuels)^	183
158	UbiSoft Entertainment SA (Entertainment)(a)	15
237	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	18
413	Valeo SA (Auto Components)	16
919	Veolia Environnement SA (Multi-Utilities)	22
873	Vinci SA (Construction & Engineering)	87
1,400	Vivendi SA (Entertainment)	45
37	Wendel SE (Diversified Financial Services)	5
405	Worldline SA (IT Services)(a)(b)	39
		2,418
	Germany — 2.75%
319	adidas AG (Textiles, Apparel & Luxury Goods)(a)	116
699	Allianz SE (Insurance)	172
1,338	Aroundtown SA (Real Estate Management & Development)(b)	10
1,540	BASF SE (Chemicals)	121
558	Bayerische Motoren Werke AG (Automobiles)	49
52	Bechtle AG (IT Services)	11
264	Brenntag AG (Trading Companies & Distributors)	20
61	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	8
1,423	Commerzbank AG (Banks)(a)	9
187	Continental AG (Auto Components)	28
314	Covestro AG (Chemicals)(b)	19
1,435	Daimler AG (Automobiles)	101
219	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	33
3,320	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	36
320	Deutsche Boerse AG (Capital Markets)	55
354	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	5
1,661	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	82
5,592	Deutsche Telekom AG (Diversified Telecommunication Services)	102
580	Deutsche Wohnen SE (Real Estate Management & Development)	31
3,791	E.ON SE (Multi-Utilities)	42
271	Evonik Industries AG (Chemicals)	9

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
361	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	$30
234	GEA Group AG (Machinery)	8
104	Hannover Rueckversicherung SE (Insurance)	17
211	HeidelbergCement AG (Construction Materials)	16
253	HelloFresh SE (Internet & Direct Marketing Retail)(a)	20
149	Henkel AG & Co. KGAA (Household Products)	14
39	HOCHTIEF AG (Construction & Engineering)(b)	4
2,193	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	84
126	KION Group AG (Machinery)(b)	11
124	Knorr-Bremse AG (Machinery)	17
113	Lanxess AG (Chemicals)	9
122	LEG Immobilien AG (Real Estate Management & Development)	19
91	MTU Aero Engines AG (Aerospace & Defense)	24
236	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	70
75	Nemetschek SE (Software)	6
168	Puma SE (Textiles, Apparel & Luxury Goods)(a)	19
6	Rational AG (Machinery)	6
1,084	RWE AG (Multi-Utilities)	46
1,748	SAP SE (Software)	228
195	Scout24 AG (Interactive Media & Services)(b)	16
1,281	Siemens AG, Registered Shares (Industrial Conglomerates)	184
680	Siemens Energy AG (Electric Utilities)(a)	25
458	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	24
218	Symrise AG (Chemicals)(b)	29
261	TeamViewer AG (Software)(a)(b)	14
1,611	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	4
294	Uniper SE (Independent Power and Renewable Electricity Producers)	10
134	United Internet AG (Diversified Telecommunication Services)(b)	6
47	Volkswagen AG (Automobiles)	10
877	Vonovia SE (Real Estate Management & Development)	64
259	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	29
		2,122
Shares	Security Description	Value (000)
	Hong Kong — 1.03%
20,292	AIA Group Ltd. (Insurance)	$250
400	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)(b)	5
6,500	BOC Hong Kong Holdings Ltd. (Banks)	20
2,400	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	8
4,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	23
1,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	5
3,000	CLP Holdings Ltd. (Electric Utilities)	29
2,200	ESR Cayman, Ltd. (Real Estate Management & Development)(a)(b)	8
4,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	31
3,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	8
1,300	Hang Seng Bank Ltd. (Banks)	22
2,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	8
3,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	3
5,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	6
17,700	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	26
2,023	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	111
1,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	7
300	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	7
305	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	6
2,500	MTR Corp. Ltd. (Road & Rail)	14
2,250	New World Development Co. Ltd. (Real Estate Management & Development)	10
6,341	PCCW Ltd. (Diversified Telecommunication Services)(b)	4
2,279	Power Assets Holdings Ltd. (Electric Utilities)	12
4,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	18
4,000	Sino Land Co. Ltd. (Real Estate Management & Development)	5
3,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	3
2,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	26
639	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
1,800	Swire Properties Ltd. (Real Estate Management & Development)	$5
2,257	Techtronic Industries Co. Ltd. (Household Durables)	32
2,011	The Bank of East Asia Ltd. (Banks)	4
3,473	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	32
13,500	WH Group Ltd. (Food Products)(b)	11
3,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	16
2,000	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)(a)	3
4,000	Xinyi Glass Holdings Ltd. (Auto Components)	11
		793
	Ireland (Republic of) — 0.92%
158	Allegion PLC (Building Products)	18
1,322	CRH PLC (Construction Materials)(b)	55
182	DCC PLC (Industrial Conglomerates)(b)	13
672	Eaton Corp. PLC (Electrical Equipment)	81
1,543	Experian PLC (Professional Services)	59
274	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	56
375	Horizon Therapeutics PLC (Pharmaceuticals)(a)	27
756	James Hardie Industries PLC (Construction Materials)(a)	22
269	Kerry Group PLC, Class - A (Food Products)	39
263	Kingspan Group PLC (Building Products)(a)	19
2,247	Medtronic PLC (Health Care Equipment & Supplies)	263
239	Pentair PLC (Machinery)	13
419	Smurfit Kappa Group PLC (Containers & Packaging)(b)	19
144	STERIS PLC (Health Care Equipment & Supplies)	27
		711
	Isle of Man — 0.02%
1,055	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	16
	Israel — 0.21%
58	Azrieli Group Ltd. (Real Estate Management & Development)	4
2,074	Bank Hapoalim BM (Banks)	15
2,113	Bank Leumi Le (Banks)	12
190	Check Point Software Technologies Ltd. (Software)(a)	25
55	CyberArk Software Ltd. (Software)(a)	9
861	ICL Group Ltd. (Chemicals)(b)	4
1,718	Israel Discount Bank Ltd., Class - A (Banks)	7
Shares	Security Description	Value (000)
	Israel (continued)
190	Mizrahi Tefahot Bank Ltd. (Banks)	$4
107	Nice Ltd. (Software)(a)	30
85	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	27
94	Wix.com Ltd. (IT Services)(a)	23
		160
	Italy — 0.76%
298	Amplifon SpA (Health Care Providers & Services)(a)	12
1,869	Assicurazioni Generali SpA (Insurance)	32
711	Atlantia SpA (Transportation Infrastructure)(a)	13
853	Davide Campari-Milano N.V. (Beverages)	10
33	Diasorin SpA (Health Care Equipment & Supplies)	7
13,629	Enel SpA (Electric Utilities)(b)	139
4,293	Eni SpA (Oil, Gas & Consumable Fuels)	45
213	Ferrari N.V. (Automobiles)	49
1,865	Fiat Chrysler Automobiles N.V. (Automobiles)(a)	33
1,046	FinecoBank Banca Fineco SpA (Banks)(a)	17
599	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	7
27,815	Intesa Sanpaolo SpA (Banks)(a)(b)	65
883	Mediobanca Banca di Credito Finanziario SpA (Banks)(a)	8
332	Moncler SpA (Textiles, Apparel & Luxury Goods)	20
757	Nexi SpA (IT Services)(a)(b)	15
767	Poste Italiane SpA (Insurance)(b)	8
438	Prusmian SpA (Electrical Equipment)	16
155	Recordati SpA (Pharmaceuticals)	9
3,449	Snam SpA (Oil, Gas & Consumable Fuels)	19
13,448	Telecom Italia SpA (Diversified Telecommunication Services)	6
7,590	Telecom Italia SpA (Diversified Telecommunication Services)	4
2,410	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	18
3,599	Unicredit SpA (Banks)	34
		586
	Japan — 7.72%
42	ABC-Mart, Inc. (Specialty Retail)	2
500	Acom Co. Ltd. (Consumer Finance)	2
300	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	22
100	Aeon Mall Co. Ltd. (Real Estate Management & Development)	2
1,100	Aeon Mall Co. Ltd. (Food & Staples Retailing)	36
400	AGC, Inc. (Building Products)	14

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	Air Water, Inc. (Chemicals)	$4
300	Aisin Seiki Co. Ltd. (Auto Components)	9
800	Ajinomoto Co., Inc. (Food Products)	18
300	Alfresa Holdings Corp. (Health Care Providers & Services)	5
400	Amada Co. Ltd. (Machinery)	4
200	ANA Holdings, Inc. (Airlines)(b)	4
800	Asahi Group Holdings Ltd. (Beverages)(b)	33
400	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	15
300	Azbil Corp. (Electronic Equipment, Instruments & Components)	16
300	Bandai Namco Holdings, Inc. (Leisure Products)	26
933	Bridgestone Corp. (Auto Components)	31
300	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	6
100	Calbee, Inc. (Food Products)	3
1,700	Canon, Inc. (Technology Hardware, Storage & Peripherals)	32
200	Capcom Co. Ltd. (Entertainment)	13
300	Casio Computer Co. Ltd. (Household Durables)	5
200	Central Japan Railway Co. (Road & Rail)	28
1,200	Chubu Electric Power Co. Inc. (Electric Utilities)	15
200	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	3
1,200	Concordia Financial Group Ltd. (Banks)	4
100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	16
200	CyberAgent, Inc. (Media)	14
500	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	9
130	Daifuku Co. Ltd. (Machinery)	16
1,786	Dai-ichi Life Holdings, Inc. (Insurance)	27
420	Daikin Industries Ltd. (Building Products)	93
100	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	9
1,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	30
3	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	7
2,700	Daiwa Securities Group, Inc. (Capital Markets)	12
756	Denso Corp. (Auto Components)	45
300	Dentsu Group, Inc. (Media)	9
35	Disco Corp. (Semiconductors & Semiconductor Equipment)	12
500	East Japan Railway Co. (Road & Rail)	33
5,300	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	19
Shares	Security Description	Value (000)
	Japan (continued)
349	FANUC Corp. (Machinery)	$87
100	Fast Retailing Co. Ltd. (Specialty Retail)	90
200	Fuji Electric Co. Ltd. (Electrical Equipment)	7
600	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	32
352	Fujitsu Ltd. (IT Services)(b)	52
200	Fukuoka Financial Group, Inc. (Banks)	4
8	GLP J-REIT (Equity Real Estate Investment Trusts)(b)	12
100	GMO Payment Gateway, Inc. (IT Services)	13
300	Hakuhodo DY Holdings, Inc. (Media)	4
200	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	11
400	Hankyu Hanshin Holdings, Inc. (Road & Rail)	13
100	Harmonic Drive Systems, Inc. (Machinery)	9
27	Hikari Tsushin, Inc. (Specialty Retail)	6
400	Hino Motors Ltd. (Machinery)	3
42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	6
100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	6
200	Hitachi Construction Machinery Co. Ltd. (Machinery)	6
300	Hitachi Metals Ltd. (Metals & Mining)	5
2,700	Honda Motor Co. Ltd. (Automobiles)	75
100	Hoshizaki Corp. (Machinery)	9
600	HOYA Corp. (Health Care Equipment & Supplies)	82
400	Hulic Co. Ltd. (Real Estate Management & Development)	4
200	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	9
252	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	6
200	Iida Group Holdings Co. Ltd. (Household Durables)	4
1,500	Inpex Corp. (Oil, Gas & Consumable Fuels)	8
700	Isuzu Motors Ltd. (Automobiles)	7
100	ITO EN Ltd. (Beverages)	6
2,300	ITOCHU Corp. (Trading Companies & Distributors)	66
200	ITOCHU Techno-Solutions Corp. (IT Services)	7
148	Japan Airlines Co. Ltd. (Airlines)(a)(b)	3
100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	6
900	Japan Exchange Group, Inc. (Capital Markets)	23
600	Japan Post Bank Co. Ltd. (Banks)	5
2,700	Japan Post Holdings Co. Ltd. (Insurance)(b)	21
300	Japan Post Insurance Co. Ltd. (Insurance)(b)	6

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	$12
4	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	7
700	JFE Holdings, Inc. (Metals & Mining)(a)	7
600	Kajima Corp. (Construction & Engineering)	8
200	Kakaku.com, Inc. (Interactive Media & Services)	5
300	Kansai Paint Co. Ltd. (Chemicals)	9
827	Kao Corp. (Personal Products)	65
2,674	KDDI Corp. (Wireless Telecommunication Services)	79
200	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	10
300	Keikyu Corp. (Road & Rail)	5
232	Keio Corp. (Road & Rail)	18
200	Keisei Electric Railway Co. Ltd. (Road & Rail)	7
334	Keyence Corp. (Electronic Equipment, Instruments & Components)	188
300	Kikkoman Corp. (Food Products)	21
300	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	13
1,400	Kirin Holdings Co. Ltd., Class - C (Beverages)	33
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	12
200	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	6
100	Koei Tecmo Holdings Co., Ltd. (Entertainment)	6
134	Koito Manufacturing Co. Ltd. (Auto Components)	9
1,500	Komatsu Ltd. (Machinery)	41
200	Konami Holdings Corp. (Entertainment)	11
43	Kose Corp. (Personal Products)	7
1,800	Kubota Corp. (Machinery)	39
400	Kuraray Co. Ltd. (Chemicals)	4
200	Kurita Water Industries Ltd. (Machinery)	8
500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	31
400	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	11
500	Kyushu Electric Power Co., Inc. (Electric Utilities)	4
200	Kyushu Railway Co. (Road & Rail)	4
100	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	12
100	Lawson, Inc. (Food & Staples Retailing)	5
300	Lion Corp. (Household Products)	7
400	Lixil Corp. (Building Products)	9
700	M3, Inc. (Health Care Technology)	66
400	Makita Corp. (Machinery)	20
Shares	Security Description	Value (000)
	Japan (continued)
2,800	Marubeni Corp. (Trading Companies & Distributors)	$19
300	Marui Group Co. Ltd. (Multiline Retail)	5
800	Mazda Motor Corp. (Automobiles)	5
100	McDonald’s Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	5
200	Medipal Holdings Corp. (Health Care Providers & Services)	4
100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	4
500	MINEBEA MITSUMI, Inc. (Machinery)	10
500	MISUMI Group, Inc. (Machinery)	16
2,300	Mitsubishi Corp. (Trading Companies & Distributors)	57
3,100	Mitsubishi Electric Corp. (Electrical Equipment)	47
2,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	33
200	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	5
20,479	Mitsubishi UFJ Financial Group, Inc. (Banks)	91
500	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	2
400	Mitsui Chemicals, Inc. (Chemicals)	12
1,600	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	34
200	Miura Co. Ltd. (Machinery)	11
4,110	Mizuho Financial Group, Inc. (Banks)	52
300	MonotaRO Co. Ltd. (Trading Companies & Distributors)	15
730	MS&AD Insurance Group Holdings, Inc. (Insurance)	22
937	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	85
200	Nabtesco Corp. (Machinery)	9
400	Nagoya Railroad Co. Ltd. (Road & Rail)	11
430	NEC Corp. (Technology Hardware, Storage & Peripherals)	23
800	Nexon Co. Ltd. (Entertainment)	25
400	NGK Insulators Ltd. (Machinery)	6
200	NGK Spark Plug Co. Ltd. (Auto Components)	3
100	NH Foods Ltd. (Food Products)	4
800	Nidec Corp. (Electrical Equipment)	101
300	Nihon M&A Center, Inc. (Professional Services)	20
145	Nintendo Co. Ltd. (Entertainment)	93
2	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)(b)	12
100	Nippon Express Co. Ltd. (Road & Rail)	7
200	Nippon Paint Holdings Co. Ltd. (Chemicals)	22

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	$9
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	7
1,400	Nippon Steel Corp. (Metals & Mining)(a)(b)	17
2,162	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	55
200	Nippon Yusen Kabushiki Kaisha (Marine)	5
4,000	Nissan Motor Co. Ltd. (Automobiles)(a)	22
254	Nisshin Seifun Group, Inc. (Food Products)	4
100	Nissin Foods Holdings Co. Ltd. (Food Products)	9
100	Nitori Holdings Co. Ltd. (Specialty Retail)	21
300	Nitto Denko Corp. (Chemicals)	26
5,300	Nomura Holdings, Inc. (Capital Markets)	29
200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	4
6	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	9
535	Nomura Research Institute Ltd. (IT Services)	19
500	NSK Ltd. (Machinery)	4
900	NTT Data Corp. (IT Services)	12
900	Obayashi Corp. (Construction & Engineering)	8
100	Obic Co. Ltd. (IT Services)	20
400	Odakyu Electric Railway Co. Ltd. (Road & Rail)	13
1,300	Oji Paper Co. Ltd. (Paper & Forest Products)	7
347	OMRON Corp. (Electronic Equipment, Instruments & Components)	31
600	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	18
49	Oracle Corp. Japan (Software)	6
300	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	49
2,200	ORIX Corp. (Diversified Financial Services)	34
4	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	7
700	Osaka Gas Co. Ltd. (Gas Utilities)	14
134	OTSUKA Corp. (IT Services)	7
700	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	30
568	Pan Pacific International Holdings Corp. (Multiline Retail)	14
3,700	Panasonic Corp. (Household Durables)	43
200	PeptiDream, Inc. (Biotechnology)(a)	10
200	Persol Holdings Co. Ltd. (Professional Services)	4
148	Pigeon Corp. (Household Products)	6
100	Pola Orbis Holdings, Inc. (Personal Products)	2
1,200	Rakuten, Inc. (Internet & Direct Marketing Retail)	12
2,300	Recruit Holdings Co. Ltd. (Professional Services)(b)	96
Shares	Security Description	Value (000)
	Japan (continued)
1,100	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	$11
3,000	Resona Holdings, Inc. (Banks)	10
1,000	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	7
43	Rinnai Corp. (Household Durables)	5
121	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	12
310	Ryohin Keikaku Co. Ltd. (Multiline Retail)	6
500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	8
400	SBI Holdings, Inc. (Capital Markets)	9
100	SCSK Corp. (IT Services)	6
400	Secom Co. Ltd. (Commercial Services & Supplies)	37
200	Sega Sammy Holdings, Inc. (Leisure Products)	3
300	Seibu Holdings, Inc. (Industrial Conglomerates)	3
400	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	6
500	Sekisui Chemical Co. Ltd. (Household Durables)	9
1,100	Sekisui House Ltd. (Household Durables)	22
1,267	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	44
600	SG Holdings Co. Ltd. (Air Freight & Logistics)	16
300	Sharp Corp. (Household Durables)(b)	5
28	Shimamura Co. Ltd. (Specialty Retail)	3
100	Shimano, Inc. (Leisure Products)	23
700	Shimizu Corp. (Construction & Engineering)	5
600	Shin-Etsu Chemical Co. Ltd. (Chemicals)	104
200	Shinsei Bank Ltd. (Banks)(b)	2
700	Shiseido Co. Ltd. (Personal Products)	48
100	SMC Corp. (Machinery)	61
4,800	Softbank Corp. (Wireless Telecommunication Services)	60
2,618	SoftBank Group Corp. (Wireless Telecommunication Services)	205
100	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	5
600	Sompo Holdings, Inc. (Insurance)	24
2,100	Sony Corp. (Household Durables)	210
200	Square Enix Holdings Co. Ltd. (Entertainment)	12
200	Stanley Electric Co. Ltd. (Auto Components)	6
1,100	Subaru Corp. (Automobiles)	22
400	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	9
2,000	Sumitomo Corp. (Trading Companies & Distributors)	26

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,300	Sumitomo Electric Industries Ltd. (Auto Components)	$17
400	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	18
2,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	69
623	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	19
500	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	15
100	Sundrug Co. Ltd. (Food & Staples Retailing)	4
200	Suntory Beverage & Food Ltd. (Beverages)	7
100	Suzuken Co. Ltd. (Health Care Providers & Services)	4
600	Suzuki Motor Corp. (Automobiles)	28
300	Sysmex Corp. (Health Care Equipment & Supplies)	36
1,000	T&D Holdings, Inc. (Insurance)	12
200	Taiheiyo Cement Corp. (Construction Materials)	5
400	Taisei Corp. (Construction & Engineering)	14
46	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	3
200	Taiyo Nippon Sanso Corp. (Chemicals)	4
200	TDK Corp. (Electronic Equipment, Instruments & Components)	30
200	Teijin Ltd. (Chemicals)	4
1,100	Terumo Corp. (Health Care Equipment & Supplies)	46
100	The Bank of Kyoto Ltd. (Banks)	5
700	The Chiba Bank Ltd. (Banks)	4
400	The Chugoku Electric Power Company, Inc. (Electric Utilities)	5
1,000	The Kansai Electric Power Co., Inc. (Electric Utilities)	9
600	The Shizuoka Bank Ltd. (Banks)	4
200	THK Co. Ltd. (Machinery)	6
300	TIS, Inc. (IT Services)	6
245	Tobu Railway Co. Ltd. (Road & Rail)	7
145	Toho Co. Ltd. (Entertainment)	6
100	Toho Gas Co. Ltd. (Gas Utilities)	7
600	Tohoku Electric Power Co., Inc. (Electric Utilities)	5
1,031	Tokio Marine Holdings, Inc. (Insurance)	53
100	Tokyo Century Corp. (Diversified Financial Services)	8
2,200	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	6
300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	112
Shares	Security Description	Value (000)
	Japan (continued)
800	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)(b)	$4
600	Tokyo Gas Co. Ltd. (Gas Utilities)	14
700	Tokyu Corp. (Road & Rail)	9
400	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	6
2,000	Toray Industries, Inc. (Chemicals)	12
700	Toshiba Corp. (Industrial Conglomerates)	19
400	Tosoh Corp. (Chemicals)	6
200	TOTO Ltd. (Building Products)	12
200	Toyo Suisan Kaisha Ltd. (Food Products)	10
100	Toyoda Gosei Co. Ltd. (Auto Components)	3
300	Toyota Industries Corp. (Auto Components)	24
3,530	Toyota Motor Corp. (Automobiles)	271
200	Trend Micro, Inc. (Software)	12
47	Tsuruha Holdings, Inc. (Food & Staples Retailing)	7
700	Unicharm Corp. (Household Products)	34
4	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	5
300	USS Co. Ltd. (Specialty Retail)	6
200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	8
300	Yakult Honsha Co. Ltd. (Food Products)	15
1,000	Yamada Denki Co. Ltd. (Specialty Retail)	5
200	Yamaha Corp. (Leisure Products)	12
400	Yamaha Motor Co. Ltd. (Automobiles)	8
500	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	13
200	Yamazaki Baking Co. Ltd. (Food Products)	3
400	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	20
300	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	6
4,500	Z Holdings Corp. (Interactive Media & Services)	28
100	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	2
		5,964
	Jersey — 0.13%
16,835	Glencore PLC (Metals & Mining)(a)(b)	54
147	Novocure Ltd. (Health Care Equipment & Supplies)(a)	25
2,088	WPP PLC (Media)	23
		102
	Liberia — 0.03%
311	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	23

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Luxembourg — 0.06%
870	Altice Europe N.V. (Media)(a)(b)	$6
1,217	ArcelorMittal SA (Metals & Mining)(a)	27
535	SES SA (Media)(b)	5
691	Tenaris SA (Energy Equipment & Services)	6
		44
	Netherlands — 1.59%
599	ABN AMRO Group N.V. (Banks)(a)(b)	6
30	Adyen N.V. (IT Services)(a)(b)	70
3,297	AEGON N.V. (Insurance)	13
326	Akzo Nobel N.V. (Chemicals)	35
77	Argenx SE (Biotechnology)(a)	23
712	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	346
1,745	CNH Industrial N.V. (Machinery)	22
154	EXOR N.V. (Diversified Financial Services)	12
165	Heineken Holding N.V., Class - A (Beverages)	16
437	Heineken N.V. (Beverages)	48
6,563	ING Groep N.V. (Banks)(a)	61
96	JDE Peet’s NV (Food Products)(a)	4
215	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)(b)	24
1,854	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	52
291	Koninklijke DSM N.V. (Chemicals)	50
6,114	Koninklijke KPN N.V. (Diversified Telecommunication Services)	19
1,530	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	82
109	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	6
451	LyondellBasell Industries N.V., Class - A (Chemicals)	41
491	NN Group N.V. (Insurance)(b)	21
469	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	75
818	Prosus N.V. (Internet & Direct Marketing Retail)(b)	89
395	QIAGEN N.V. (Life Sciences Tools & Services)(a)	20
169	Randstad N.V. (Professional Services)	11
1,077	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	40
461	Wolters Kluwer N.V. (Professional Services)	39
		1,225
	New Zealand — 0.13%
1,383	a2 Milk Co. Ltd. (Food Products)(a)	12
Shares	Security Description	Value (000)
	New Zealand (continued)
2,315	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	$13
979	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	23
878	Mercury NZ Ltd. (Electric Utilities)	4
1,904	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	10
544	Ryman Healthcare Ltd. (Health Care Providers & Services)	6
2,712	Spark New Zealand Ltd. (Diversified Telecommunication Services)	9
207	Xero Ltd. (Software)(a)	24
		101
	Norway — 0.19%
294	Adevinta ASA (Interactive Media & Services)(a)	5
1,608	DNB ASA (Banks)(a)	32
1,660	Equinor ASA (Oil, Gas & Consumable Fuels)	28
298	Gjensidige Forsikring ASA (Insurance)	7
755	Mowi ASA (Food Products)	17
1,987	Norsk Hydro ASA (Metals & Mining)	9
1,086	Orkla ASA (Food Products)	11
97	Schibsted ASA, Class - A (Media)(a)	4
124	Schibsted ASA, Class - B (Media)(a)	5
1,196	Telenor ASA (Diversified Telecommunication Services)	20
252	Yara International ASA (Chemicals)	10
		148
	Panama — 0.02%
898	Carnival Corp., Class - A (Hotels, Restaurants & Leisure)	19
	Papua New Guinea — 0.01%
3,752	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	11
	Portugal — 0.06%
4,710	EDP - Energias de Portugal SA (Electric Utilities)	30
711	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	8
374	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	6
		44
	Singapore — 0.33%
7,050	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	15
6,608	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	11
3,600	CapitaLand Ltd. (Real Estate Management & Development)	8

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
600	City Developments Ltd. (Real Estate Management & Development)	$4
3,018	DBS Group Holdings Ltd. (Banks)	57
9,000	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	6
2,100	Keppel Corp. Ltd. (Industrial Conglomerates)	9
2,900	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	5
3,500	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)(b)	5
5,610	Oversea-Chinese Banking Corp. Ltd. (Banks)	43
1,800	Singapore Airlines Ltd. (Airlines)(a)	6
1,200	Singapore Exchange Ltd. (Capital Markets)	8
13,900	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	24
2,400	Suntec REIT (Equity Real Estate Investment Trusts)	3
2,000	United Overseas Bank Ltd. (Banks)	34
600	United Overseas Land Group Ltd. (Real Estate Management & Development)	4
400	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	6
2,800	Wilmar International Ltd. (Food Products)	10
		258
	Spain — 0.84%
536	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	18
116	Aena SME SA (Transportation Infrastructure)(a)(b)	20
758	Amadeus IT Group SA (IT Services)	55
11,228	Banco Bilbao Vizcaya Argentaria SA (Banks)	55
29,106	Banco Santander SA (Banks)(b)	91
5,078	CaixaBank SA (Banks)	13
536	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	32
470	Enagas SA (Oil, Gas & Consumable Fuels)(b)	10
456	Endesa SA (Electric Utilities)	12
829	Ferrovial SA (Construction & Engineering)	23
514	Grifols SA (Biotechnology)	15
10,107	Iberdrola SA (Electric Utilities)	144
1,836	Industria de Diseno Textil SA (Specialty Retail)	58
437	Naturgy Energy Group SA (Gas Utilities)	10
621	Red Electrica Corp. SA (Electric Utilities)	13
2,507	Repsol SA (Oil, Gas & Consumable Fuels)	26
409	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)	17
Shares	Security Description	Value (000)
	Spain (continued)
8,569	Telefonica SA (Diversified Telecommunication Services)	$34
		646
	Sweden — 1.05%
447	Alfa Laval AB (Machinery)(a)	12
1,693	Assa Abloy AB, B Shares (Building Products)	41
1,131	Atlas Copco AB, A Shares (Machinery)	58
662	Atlas Copco AB, B Shares (Machinery)	30
492	Boliden AB (Metals & Mining)	17
331	Electrolux AB, B Shares (Household Durables)	8
1,126	Epiroc AB, Class - A (Machinery)	20
867	Epiroc AB, Class - B (Machinery)	15
309	Equities AB (Capital Markets)	8
1,030	Essity AB, Class - B (Household Products)	33
272	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)(b)	28
240	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	13
1,364	Hennes & Mauritz AB, B Shares (Specialty Retail)(a)	29
475	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	43
793	Husqvarna AB (Household Durables)	10
135	ICA Gruppen AB (Food & Staples Retailing)	7
136	Industrivarden AB, A Shares (Diversified Financial Services)(a)(b)	5
217	Industrivarden AB, C Shares (Diversified Financial Services)	7
192	Investment AB Latour, Class - B (Industrial Conglomerates)	5
767	Investor AB, B Shares (Diversified Financial Services)	55
413	Kinnevik AB, Class - B (Diversified Financial Services)	21
103	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)(a)	6
282	Lundin Energy AB (Oil, Gas & Consumable Fuels)	8
535	Nibe Industrier AB, B Shares (Building Products)	18
1,903	Sandvik AB (Machinery)(a)	47
460	Securitas AB, B Shares (Commercial Services & Supplies)	7
2,762	Skandinaviska Enskilda Banken AB, Class - A (Banks)(a)	28
462	Skanska AB, B Shares (Construction & Engineering)	12
541	SKF AB, B Shares (Machinery)	14

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
1,039	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)(a)	$18
2,644	Svenska Handelsbanken AB, A Shares (Banks)(a)	27
1,538	Swedbank AB, A Shares (Banks)(a)	27
709	Tele2 AB, B Shares (Wireless Telecommunication Services)	9
4,914	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	58
3,453	Telia Co. AB (Diversified Telecommunication Services)(b)	14
2,397	Volvo AB, B Shares (Machinery)	56
		814
	Switzerland — 2.47%
3,094	ABB Ltd., Registered Shares (Electrical Equipment)	86
224	Adecco Group AG (Professional Services)	15
828	Alcon, Inc. (Health Care Equipment & Supplies)(a)	55
84	Baloise Holding AG, Registered Shares (Insurance)	15
40	Banque Cantonale Vaudoise, Registered Shares (Banks)	4
4	Barry Callebaut AG, Registered Shares (Food Products)	10
2	Chocoladefabriken Lindt & Spruengli AG (Food Products)	20
757	Chubb Ltd. (Insurance)	118
307	Clariant AG, Registered Shares (Chemicals)	7
284	Coca-Cola HBC AG (Beverages)	9
877	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	79
4,124	Credit Suisse Group AG, Registered Shares (Capital Markets)	53
11	EMS-Chemie Holding AG (Chemicals)	11
244	Garmin Ltd. (Household Durables)	29
63	Geberit AG, Registered Shares (Building Products)	39
15	Givaudan SA, Registered Shares (Chemicals)	63
382	Julius Baer Group Ltd. (Capital Markets)	22
92	Kuehne & Nagel International AG, Registered Shares (Marine)	21
882	LafargeHolcim Ltd., Registered Shares (Construction Materials)(b)	48
280	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	27
4,816	Nestle SA, Registered Shares (Food Products)	567
Shares	Security Description	Value (000)
	Switzerland (continued)
31	Partners Group Holding AG (Capital Markets)	$36
70	Schindler Holding AG (Machinery)	19
27	Schindler Holding AG, Registered Shares (Machinery)	7
10	SGS SA, Registered Shares (Professional Services)(b)	30
239	Sika AG, Registered Shares (Chemicals)(b)	65
93	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)(b)	24
17	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	20
52	Swiss Life Holding AG (Insurance)	24
108	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	11
482	Swiss Re AG (Insurance)	45
44	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	24
600	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	73
93	Temenos AG, Registered Shares (Software)	13
71	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	4
41	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	11
6,156	UBS Group AG (Capital Markets)	88
65	Vifor Pharma AG (Pharmaceuticals)	10
252	Zurich Financial Services AG (Insurance)	106
		1,908
	United Arab Emirates — 0.00%
118	NMC Health PLC (Health Care Providers & Services)(a)(c)	—
	United Kingdom — 4.70%
1,655	3i Group PLC (Capital Markets)	26
278	Admiral Group PLC (Insurance)	11
2,660	Amcor PLC (Containers & Packaging)	31
2,063	Anglo American PLC (Metals & Mining)	68
585	Antofagasta PLC (Metals & Mining)	12
389	Aon PLC, Class - A (Insurance)	82
455	Aptiv PLC (Auto Components)	59
760	Ashtead Group PLC (Trading Companies & Distributors)	36
610	Associated British Foods PLC (Food Products)(a)	19
2,197	AstraZeneca PLC (Pharmaceuticals)(b)	220
1,769	Auto Trader Group PLC (Interactive Media & Services)(b)	14
203	Aveva Group PLC (Software)	9
6,664	Aviva PLC (Insurance)	30
5,217	BAE Systems PLC (Aerospace & Defense)	35

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
29,193	Barclays PLC (Banks)	$59
1,833	Barratt Developments PLC (Household Durables)(a)	17
185	Berkeley Group Holdings PLC (Household Durables)	12
33,973	BP PLC (Oil, Gas & Consumable Fuels)	118
1,290	British Land Co. PLC (Equity Real Estate Investment Trusts)	9
15,153	BT Group PLC (Diversified Telecommunication Services)(a)	27
483	Bunzl PLC (Trading Companies & Distributors)	16
728	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(a)(b)	18
297	Coca-Cola European Partners PLC (Beverages)	15
3,004	Compass Group PLC (Hotels, Restaurants & Leisure)(b)	56
238	Croda International PLC (Chemicals)(b)	21
3,916	Diageo PLC (Beverages)	154
2,018	Direct Line Insurance Group PLC (Insurance)	9
753	Evraz PLC (Metals & Mining)	5
380	Ferguson PLC (Trading Companies & Distributors)	46
236	Fresnillo PLC (Metals & Mining)	4
8,406	GlaxoSmithKline PLC (Pharmaceuticals)	154
648	Halma PLC (Electronic Equipment, Instruments & Components)	22
476	Hargreaves Lansdown PLC (Capital Markets)	10
34,104	HSBC Holdings PLC (Banks)	177
2,571	Informa PLC (Media)(a)	20
297	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	19
276	Intertek Group PLC (Professional Services)	21
2,611	J Sainsbury PLC (Food & Staples Retailing)	8
546	JD Sports Fashion PLC (Specialty Retail)(a)(b)	6
274	Johnson Matthey PLC (Chemicals)	9
3,099	Kingfisher PLC (Specialty Retail)(a)	12
1,000	Land Securities Group PLC (Equity Real Estate Investment Trusts)	9
10,093	Legal & General Group PLC (Insurance)	37
255	Liberty Global PLC, Class - A (Media)(a)	6
685	Liberty Global PLC, Class - C (Media)(a)	16
879	Linde PLC (Chemicals)	232
119,097	Lloyds Banking Group PLC (Banks)(a)	59
532	London Stock Exchange Group PLC (Capital Markets)(b)	66
5,708	M&G PLC (Diversified Financial Services)	15
831	Mondi PLC (Paper & Forest Products)	20
5,823	National Grid PLC (Multi-Utilities)	69
Shares	Security Description	Value (000)
	United Kingdom (continued)
8,302	Natwest Group PLC (Banks)(b)	$19
227	Next PLC (Multiline Retail)(a)	22
827	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	26
1,108	Pearson PLC (Media)	10
545	Persimmon PLC (Household Durables)	20
1,302	Phoenix Group Holdings PLC (Insurance)	12
4,382	Prudential PLC (Insurance)	81
3,245	RELX PLC (Professional Services)	80
3,164	Rentokil Initial PLC (Commercial Services & Supplies)(a)	22
1,880	Rio Tinto PLC (Metals & Mining)	140
6,876	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	122
6,217	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	107
1,862	RSA Insurance Group PLC (Insurance)	17
184	Schroders PLC (Capital Markets)	8
2,025	Segro PLC (Equity Real Estate Investment Trusts)	26
286	Sensata Technologies Holding PLC (Electrical Equipment)(a)	15
347	Severn Trent PLC (Water Utilities)	11
1,484	Smith & Nephew PLC (Health Care Equipment & Supplies)	31
722	Smiths Group PLC (Industrial Conglomerates)	15
126	Spirax-Sarco Engineering PLC (Machinery)	19
1,758	SSE PLC (Electric Utilities)	36
976	St. James Place PLC (Capital Markets)	15
4,553	Standard Chartered PLC (Banks)	29
4,059	Standard Life Aberdeen PLC (Diversified Financial Services)	16
6,632	Taylor Wimpey PLC (Household Durables)(b)	15
16,503	Tesco PLC (Food & Staples Retailing)	53
1,978	The Sage Group PLC (Software)	16
2,375	Unilever PLC (Personal Products)	142
2,024	Unilever PLC (Personal Products)	123
996	United Utilities Group PLC (Water Utilities)	12
45,076	Vodafone Group PLC (Wireless Telecommunication Services)	75
365	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	15
3,471	William Morrison Supermarkets PLC (Food & Staples Retailing)	8
217	Willis Towers Watson PLC (Insurance)	46
		3,629
	United States — 63.95%
965	3M Co. (Industrial Conglomerates)	169
248	A.O. Smith Corp. (Building Products)	14

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,961	Abbott Laboratories (Health Care Equipment & Supplies)	$324
76	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	25
1,065	Accenture PLC, Class - A (IT Services)	278
1,294	Activision Blizzard, Inc. (Entertainment)	120
802	Adobe, Inc. (Software)(a)	401
118	Advance Auto Parts, Inc. (Specialty Retail)	19
1,966	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	180
1,141	Aflac, Inc. (Insurance)	51
520	Agilent Technologies, Inc. (Life Sciences Tools & Services)	61
1,006	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	16
371	Air Products & Chemicals, Inc. (Chemicals)	102
276	Akamai Technologies, Inc. (IT Services)(a)	29
181	Albemarle Corp. (Chemicals)	27
214	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	38
369	Alexion Pharmaceuticals, Inc. (Biotechnology)(a)	57
126	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	67
26	Alleghany Corp. (Insurance)	16
426	Alliant Energy Corp. (Electric Utilities)	22
637	Ally Financial, Inc. (Consumer Finance)	23
197	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	26
502	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	880
504	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	883
389	Altice USA, Inc., Class - A (Media)(a)	15
715	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	2,329
14	AMERCO (Road & Rail)	6
419	Ameren Corp. (Multi-Utilities)	33
835	American Electric Power Co., Inc. (Electric Utilities)	70
1,147	American Express Co. (Consumer Finance)	138
140	American Financial Group, Inc. (Insurance)	12
1,451	American International Group, Inc. (Insurance)	55
743	American Tower Corp. (Equity Real Estate Investment Trusts)	168
306	American Water Works Co., Inc. (Water Utilities)	47
203	Ameriprise Financial, Inc. (Capital Markets)	39
Shares	Security Description	Value (000)
	United States (continued)
261	AmerisourceBergen Corp. (Health Care Providers & Services)	$26
388	AMETEK, Inc. (Electrical Equipment)	47
502	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	65
620	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	92
2,397	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	20
144	ANSYS, Inc. (Software)(a)	52
421	Anthem, Inc. (Health Care Providers & Services)	135
233	Apollo Global Management, Inc. (Capital Markets)	11
28,682	Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,806
1,530	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	132
480	Aramark (Hotels, Restaurants & Leisure)	18
937	Archer-Daniels-Midland Co. (Food Products)	47
97	Arista Networks, Inc. (Communications Equipment)(a)	28
143	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	14
324	Arthur J. Gallagher & Co. (Insurance)	40
109	Assurant, Inc. (Insurance)	15
11,916	AT&T, Inc. (Diversified Telecommunication Services)	343
211	Atmos Energy Corp. (Gas Utilities)	21
368	Autodesk, Inc. (Software)(a)	112
122	Autoliv, Inc. (Auto Components)	11
721	Automatic Data Processing, Inc. (IT Services)	127
39	AutoZone, Inc. (Specialty Retail)(a)	46
135	Avalara, Inc. (Software)(a)	22
238	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	38
882	Avantor, Inc. (Life Sciences Tools & Services)(a)	25
142	Avery Dennison Corp. (Containers & Packaging)	22
300	Axalta Coating Systems Ltd. (Chemicals)(a)	9
1,118	Baker Hughes, Inc. (Energy Equipment & Services)	23
550	Ball Corp. (Containers & Packaging)	52
13,038	Bank of America Corp. (Banks)	395
851	Baxter International, Inc. (Health Care Equipment & Supplies)	68
486	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	122
2,342	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	542
392	Best Buy Co., Inc. (Specialty Retail)	39

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
308	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	$27
38	Bio-Rad Laboratories, Inc., Class - A (Life Sciences Tools & Services)(a)	22
267	Black Knight, Inc. (IT Services)(a)	24
256	BlackRock, Inc., Class - A (Capital Markets)	185
68	Booking Holdings, Inc. (Internet & Direct Marketing Retail)(a)	151
235	Booz Allen Hamilton Holding Corp. (IT Services)	20
439	BorgWarner, Inc. (Auto Components)	18
252	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	24
2,402	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	86
673	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	295
195	Broadridge Financial Solutions, Inc. (IT Services)	30
250	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	15
411	Brown & Brown, Inc. (Insurance)	19
523	Brown-Forman Corp., Class - B (Beverages)	42
113	Burlington Stores, Inc. (Specialty Retail)(a)	30
230	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	22
7	Cable One, Inc. (Media)	16
542	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	9
469	Cadence Design Systems, Inc. (Software)(a)	64
168	Camden Property Trust (Equity Real Estate Investment Trusts)	17
259	Campbell Soup Co. (Food Products)	13
768	Capital One Financial Corp. (Consumer Finance)	76
497	Cardinal Health, Inc. (Health Care Providers & Services)	27
277	CarMax, Inc. (Specialty Retail)(a)	26
1,386	Carrier Global Corp. (Building Products)	52
106	Carvana Co. (Specialty Retail)(a)	25
907	Caterpillar, Inc. (Machinery)	166
187	CBOE Global Markets, Inc. (Capital Markets)	17
567	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	36
242	CDW Corp. (Electronic Equipment, Instruments & Components)	32
202	Celanese Corp., Series A (Chemicals)	26
Shares	Security Description	Value (000)
	United States (continued)
976	Centene Corp. (Health Care Providers & Services)(a)	$59
931	CenterPoint Energy, Inc. (Multi-Utilities)	20
1,335	CenturyLink, Inc. (Diversified Telecommunication Services)	13
226	Ceridian HCM Holding, Inc. (Software)(a)	24
516	Cerner Corp. (Health Care Technology)	40
390	CF Industries Holdings, Inc. (Chemicals)	15
241	Charter Communications, Inc., Class - A (Media)(a)	159
387	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	23
3,219	Chevron Corp. (Oil, Gas & Consumable Fuels)	272
139	Chewy, Inc., Class - A (Internet & Direct Marketing Retail)(a)	12
44	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	61
615	Cigna Corp. (Health Care Providers & Services)	128
260	Cincinnati Financial Corp. (Insurance)	23
148	Cintas Corp. (Commercial Services & Supplies)	52
7,062	Cisco Systems, Inc. (Communications Equipment)	316
3,485	Citigroup, Inc. (Banks)	215
726	Citizens Financial Group, Inc. (Banks)	26
199	Citrix Systems, Inc. (Software)	26
264	Cloudflare, Inc., Class - A (Software)(a)	20
602	CME Group, Inc. (Capital Markets)	110
486	CMS Energy Corp. (Multi-Utilities)	30
295	Cognex Corp. (Electronic Equipment, Instruments & Components)	24
912	Cognizant Technology Solutions Corp. (IT Services)	75
1,365	Colgate-Palmolive Co. (Household Products)	117
7,623	Comcast Corp., Class - A (Media)	399
829	Conagra Brands, Inc. (Food Products)	30
281	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	16
1,803	ConocoPhillips (Oil, Gas & Consumable Fuels)	72
565	Consolidated Edison, Inc. (Multi-Utilities)	41
283	Constellation Brands, Inc., Class - A (Beverages)	62
357	Copart, Inc. (Commercial Services & Supplies)(a)	45
1,262	Corteva, Inc. (Chemicals)	49
66	CoStar Group, Inc. (Professional Services)(a)	61
738	Costco Wholesale Corp. (Food & Staples Retailing)	278
113	Coupa Software, Inc. (Software)(a)	38
242	Crowdstrike Holdings, Inc., Class - A (Software)(a)	51

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
723	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	$116
230	Crown Holdings, Inc. (Containers & Packaging)(a)	23
1,283	CSX Corp. (Road & Rail)	116
249	Cummins, Inc. (Machinery)	57
2,193	CVS Health Corp. (Health Care Providers & Services)	150
584	D.R. Horton, Inc. (Household Durables)	40
221	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	26
259	Datadog, Inc., Class - A (Software)(a)	25
137	DaVita, Inc. (Health Care Providers & Services)(a)	16
499	Deere & Co. (Machinery)	134
410	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals)(a)	30
216	Delta Air Lines, Inc. (Airlines)	9
374	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	20
161	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	60
452	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	63
517	Discover Financial Services (Consumer Finance)	47
231	Discovery, Inc. (Media)(a)	7
472	Discovery, Inc., Class - C (Media)(a)	12
347	Dish Network Corp. (Media)(a)	11
293	DocuSign, Inc. (Software)(a)	65
418	Dollar General Corp. (Multiline Retail)	88
400	Dollar Tree, Inc. (Multiline Retail)(a)	43
1,409	Dominion Energy, Inc. (Multi-Utilities)	105
67	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	26
244	Dover Corp. (Machinery)	31
1,246	Dow, Inc. (Chemicals)	69
293	DraftKings, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	14
579	Dropbox, Inc., Class - A (Software)(a)	13
326	DTE Energy Co. (Multi-Utilities)	40
1,233	Duke Energy Corp. (Electric Utilities)	112
631	Duke Realty Corp. (Equity Real Estate Investment Trusts)	25
1,233	DuPont de Nemours, Inc. (Chemicals)	88
316	Dynatrace, Inc. (Software)(a)	14
231	Eastman Chemical Co. (Chemicals)	23
1,178	eBay, Inc. (Internet & Direct Marketing Retail)	59
431	Ecolab, Inc. (Chemicals)	93
Shares	Security Description	Value (000)
	United States (continued)
639	Edison International (Electric Utilities)	$40
1,043	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	95
700	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	21
485	Electronic Arts, Inc. (Entertainment)	70
1,004	Emerson Electric Co. (Electrical Equipment)	81
203	Enphase Energy, Inc. (Electrical Equipment)(a)	36
339	Entergy Corp. (Electric Utilities)	34
981	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	49
94	EPAM Systems, Inc. (IT Services)(a)	34
205	Equifax, Inc. (Professional Services)	40
149	Equinix, Inc. (Equity Real Estate Investment Trusts)	106
694	Equitable Holdings, Inc. (Diversified Financial Services)	18
296	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	19
630	Equity Residential (Equity Real Estate Investment Trusts)	37
37	Erie Indemnity Co., Class - A (Insurance)	9
399	Essential Utilities, Inc. (Water Utilities)	19
111	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	26
202	Etsy, Inc. (Internet & Direct Marketing Retail)(a)	36
388	Evergy, Inc. (Electric Utilities)	22
577	Eversource Energy (Electric Utilities)	50
268	Exact Sciences Corp. (Biotechnology)(a)	36
1,639	Exelon Corp. (Electric Utilities)	69
231	Expedia Group, Inc. (Internet & Direct Marketing Retail)	31
285	Expeditors International of Washington, Inc. (Air Freight & Logistics)	27
220	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	25
7,073	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	293
105	F5 Networks, Inc. (Communications Equipment)(a)	18
4,038	Facebook, Inc., Class - A (Interactive Media & Services)(a)	1,102
64	FactSet Research Systems, Inc. (Capital Markets)	21
49	Fair Isaac Corp. (Software)(a)	25
967	Fastenal Co. (Trading Companies & Distributors)	48
418	FedEx Corp. (Air Freight & Logistics)	109
475	Fidelity National Financial, Inc. (Insurance)	19
1,038	Fidelity National Information Services, Inc. (IT Services)	147
1,207	Fifth Third Bancorp (Banks)	33

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
289	First Republic Bank (Banks)	$42
921	FirstEnergy Corp. (Electric Utilities)	28
955	Fiserv, Inc. (IT Services)(a)	109
142	FleetCor Technologies, Inc. (IT Services)(a)	39
220	FMC Corp. (Chemicals)	25
6,578	Ford Motor Co. (Automobiles)	58
233	Fortinet, Inc. (Software)(a)	35
514	Fortive Corp. (Machinery)	36
236	Fortune Brands Home & Security, Inc. (Building Products)	20
494	Fox Corp., Class - A (Media)	14
246	Fox Corp., Class - B (Media)	7
616	Franklin Resources, Inc. (Capital Markets)	15
2,444	Freeport-McMoRan, Inc. (Metals & Mining)	64
152	Gartner, Inc. (IT Services)(a)	24
107	Generac Holdings, Inc. (Electrical Equipment)(a)	24
1,028	General Mills, Inc. (Food Products)	60
2,162	General Motors Co. (Automobiles)	90
246	Genuine Parts Co. (Distributors)	25
502	Global Payments, Inc. (IT Services)	108
174	Globe Life, Inc. (Insurance)	17
284	GoDaddy, Inc., Class - A (IT Services)(a)	24
118	Guidewire Software, Inc. (Software)(a)	15
1,491	Halliburton Co. (Energy Equipment & Services)	28
222	Hasbro, Inc. (Leisure Products)	21
455	HCA Healthcare, Inc. (Health Care Providers & Services)	75
914	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	28
63	HEICO Corp. (Aerospace & Defense)	8
154	HEICO Corp., Class - A (Aerospace & Defense)	18
256	Henry Schein, Inc. (Health Care Providers & Services)(a)	17
471	Hess Corp. (Oil, Gas & Consumable Fuels)	25
2,187	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	26
467	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	52
439	Hologic, Inc. (Health Care Equipment & Supplies)(a)	32
505	Hormel Foods Corp. (Food Products)	24
1,210	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	18
673	Howmet Aerospace, Inc. (Aerospace & Defense)(a)	19
2,407	HP, Inc. (Technology Hardware, Storage & Peripherals)	59
Shares	Security Description	Value (000)
	United States (continued)
73	HubSpot, Inc. (Software)(a)	$29
222	Humana, Inc. (Health Care Providers & Services)	91
1,736	Huntington Bancshares, Inc. (Banks)	22
135	IAC/InterActive Corp. (Interactive Media & Services)(a)	26
128	IDEX Corp. (Machinery)	25
143	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	71
530	Illinois Tool Works, Inc. (Machinery)	108
315	Incyte Corp. (Biotechnology)(a)	27
602	Ingersoll-Rand, Inc. (Machinery)(a)	27
112	Insulet Corp. (Health Care Equipment & Supplies)(a)	29
7,113	Intel Corp. (Semiconductors & Semiconductor Equipment)	354
911	Intercontinental Exchange, Inc. (Capital Markets)	105
1,491	International Business Machines Corp. (IT Services)	188
124	International Flavors & Fragrances, Inc. (Chemicals)^	13
633	International Paper Co. (Containers & Packaging)	31
437	Intuit, Inc. (Software)	166
196	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	160
952	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	28
243	Ionis Pharmaceuticals, Inc. (Biotechnology)(a)	14
53	IPG Photonics Corp. (Electronic Equipment, Instruments & Components)(a)	12
322	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	58
522	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	15
131	Jack Henry & Associates, Inc. (IT Services)	21
221	Jacobs Engineering Group, Inc. (Construction & Engineering)	24
101	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	17
144	JB Hunt Transport Services, Inc. (Road & Rail)	20
1,253	Johnson Controls International PLC (Building Products)	58
5,094	JPMorgan Chase & Co. (Banks)	648
608	Juniper Networks, Inc. (Communications Equipment)	14
160	Kansas City Southern (Road & Rail)	33
437	Kellogg Co. (Food Products)	27
954	Keurig Dr Pepper, Inc. (Beverages)	31
1,658	KeyCorp (Banks)	27

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
316	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	$42
573	Kimberly-Clark Corp. (Household Products)	77
3,436	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	47
852	KKR & Co. Inc., Class - A (Capital Markets)	34
262	KLA Corp. (Semiconductors & Semiconductor Equipment)	68
193	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	8
165	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	34
244	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	115
249	Lamb Weston Holding, Inc. (Food Products)	20
582	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	35
103	Lear Corp. (Auto Components)	16
465	Lennar Corp., Class - A (Household Durables)	35
50	Lennox International, Inc. (Building Products)	14
33	Liberty Broadband Corp., Class - A (Media)(a)	5
269	Liberty Broadband Corp., Class - C (Media)(a)	43
368	Liberty Media Corp. - Liberty Formula One, Class - C (Entertainment)(a)	16
136	Liberty Media Corp. - Liberty SiriusXM, Class - A (Media)(a)	6
249	Liberty Media Corp. - Liberty SiriusXM, Class - C (Media)(a)	11
332	Lincoln National Corp. (Insurance)	17
278	Live Nation Entertainment, Inc. (Entertainment)(a)	20
496	LKQ Corp. (Distributors)(a)	17
432	Loews Corp. (Insurance)	19
1,265	Lowe’s Companies, Inc. (Specialty Retail)	203
218	M&T Bank Corp. (Banks)	28
1,098	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	45
23	Markel Corp. (Insurance)(a)	24
64	MarketAxess Holdings, Inc. (Capital Markets)	37
464	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	61
850	Marsh & McLennan Companies, Inc. (Insurance)	99
106	Martin Marietta Materials, Inc. (Construction Materials)	30
445	Masco Corp. (Building Products)	24
89	Masimo Corp. (Health Care Equipment & Supplies)(a)	24
Shares	Security Description	Value (000)
	United States (continued)
1,493	MasterCard, Inc., Class - A (IT Services)	$532
416	Match Group, Inc. (Interactive Media & Services)(a)	63
450	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	40
419	McCormick & Company, Inc. (Food Products)	40
1,245	McDonald’s Corp. (Hotels, Restaurants & Leisure)	268
274	McKesson Corp. (Health Care Providers & Services)	48
760	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	17
75	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	126
1,299	MetLife, Inc. (Insurance)	61
40	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	46
798	MGM Resorts International (Hotels, Restaurants & Leisure)	25
425	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	59
1,862	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)(a)	140
12,060	Microsoft Corp. (Software)	2,682
195	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	25
87	Mohawk Industries, Inc. (Household Durables)(a)	12
101	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	21
345	Molson Coors Beverage Co., Class - B (Beverages)	16
2,394	Mondelez International, Inc., Class - A (Food Products)	140
81	MongoDB, Inc. (IT Services)(a)	29
72	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	26
666	Monster Beverage Corp. (Beverages)(a)	62
284	Moody’s Corp. (Capital Markets)	82
2,271	Morgan Stanley (Capital Markets)	156
287	Motorola Solutions, Inc. (Communications Equipment)	49
141	MSCI, Inc. (Capital Markets)	63
196	Nasdaq, Inc. (Capital Markets)	26

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
378	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	$25
738	Netflix, Inc. (Entertainment)(a)	399
129	Neurocrine Biosciences, Inc. (Biotechnology)(a)	12
1,349	Newmont Corp. (Metals & Mining)	81
568	News Corp., Class - A (Media)	10
3,277	NextEra Energy, Inc. (Electric Utilities)	252
2,082	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	294
695	NiSource, Inc. (Multi-Utilities)	16
94	Nordson Corp. (Machinery)	19
428	Norfolk Southern Corp. (Road & Rail)	102
335	Northern Trust Corp. (Capital Markets)	31
1,039	Nortonlifelock, Inc. (Software)	22
443	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	17
513	Nucor Corp. (Metals & Mining)	27
1,031	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	539
6	NVR, Inc. (Household Durables)(a)	24
1,579	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	27
373	OGE Energy Corp. (Electric Utilities)	12
202	Okta, Inc. (IT Services)(a)	51
159	Old Dominion Freight Line, Inc. (Road & Rail)	31
328	Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	12
366	Omnicom Group, Inc. (Media)	23
700	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	23
754	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	29
3,338	Oracle Corp. (Software)	216
125	O’Reilly Automotive, Inc. (Specialty Retail)(a)	57
694	Otis Worldwide Corp. (Machinery)	47
156	Owens Corning (Building Products)	12
583	PACCAR, Inc. (Machinery)	50
161	Packaging Corporation of America (Containers & Packaging)	22
162	Palo Alto Networks, Inc. (Communications Equipment)(a)	58
217	Parker Hannifin Corp. (Machinery)	59
544	Paychex, Inc. (IT Services)	51
84	PAYCOM Software, Inc. (Software)(a)	38
1,865	PayPal Holdings, Inc. (IT Services)(a)	437
330	Peloton Interactive, Inc., Class - A (Leisure Products)(a)	50
2,316	PepsiCo, Inc. (Beverages)	343
Shares	Security Description	Value (000)
	United States (continued)
2,469	PG&E Corp. (Electric Utilities)(a)	$31
736	Phillips 66 (Oil, Gas & Consumable Fuels)	51
204	Pinnacle West Capital Corp. (Electric Utilities)	16
800	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	53
278	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	32
712	PNC Financial Services Group, Inc. (Banks)	106
68	Pool Corp. (Distributors)	26
155	PPD, Inc. (Life Sciences Tools & Services)(a)	5
397	PPG Industries, Inc. (Chemicals)	57
1,301	PPL Corp. (Electric Utilities)	37
467	Principal Financial Group, Inc. (Insurance)	23
1,239	Prologis, Inc. (Equity Real Estate Investment Trusts)	124
666	Prudential Financial, Inc. (Insurance)	52
188	PTC, Inc. (Software)(a)	22
853	Public Service Enterprise Group, Inc. (Multi-Utilities)	50
265	Public Storage (Equity Real Estate Investment Trusts)	61
458	PulteGroup, Inc. (Household Durables)	20
194	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	32
1,887	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	287
228	Quest Diagnostics, Inc. (Health Care Providers & Services)	27
211	Raymond James Financial, Inc. (Capital Markets)	20
583	Realty Income Corp. (Equity Real Estate Investment Trusts)	36
310	Regency Centers Corp. (Equity Real Estate Investment Trusts)	14
1,633	Regions Financial Corp. (Banks)	26
124	Reinsurance Group of America (Insurance)	14
377	Republic Services, Inc. (Commercial Services & Supplies)	36
244	ResMed, Inc. (Health Care Equipment & Supplies)	52
125	RingCentral, Inc., Class - A (Software)(a)	47
211	Robert Half International, Inc. (Professional Services)	13
196	Rockwell Automation, Inc. (Electrical Equipment)	49
178	Roku, Inc. (Household Durables)(a)	60
300	Rollins, Inc. (Commercial Services & Supplies)	12
176	Roper Industries, Inc. (Industrial Conglomerates)	76
598	Ross Stores, Inc. (Specialty Retail)	73

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
145	Royalty Pharma PLC, Class - A (Pharmaceuticals)	$7
222	RPM International, Inc. (Chemicals)	20
404	S&P Global, Inc. (Capital Markets)	133
1,522	Salesforce.com, Inc. (Software)(a)	339
128	Sarepta Therapeutics, Inc. (Biotechnology)(a)	22
189	SBA Communications Corp. (Equity Real Estate Investment Trusts)	53
2,339	Schlumberger Ltd. (Energy Equipment & Services)	52
394	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	24
205	Seagen, Inc. (Biotechnology)(a)	36
221	Sealed Air Corp. (Containers & Packaging)	10
185	SEI Investments Co. (Capital Markets)	11
487	Sempra Energy (Multi-Utilities)	62
321	ServiceNow, Inc. (Software)(a)	177
548	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	47
1,409	Sirius XM Holdings, Inc. (Media)	9
282	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	43
661	Slack Technologies, Inc., Class - A (Software)(a)	28
1,527	Snap, Inc., Class - A (Interactive Media & Services)(a)	76
93	Snap-on, Inc. (Machinery)	16
56	Snowflake, Inc., Class - A (IT Services)(a)	16
204	Southwest Airlines Co. (Airlines)	9
268	Splunk, Inc. (Software)(a)	46
622	Square, Inc., Class - A (IT Services)(a)	135
393	SS&C Technologies Holdings, Inc. (Software)	29
270	Stanley Black & Decker, Inc. (Machinery)	48
1,956	Starbucks Corp. (Hotels, Restaurants & Leisure)	209
595	State Street Corp. (Capital Markets)	43
385	Steel Dynamics, Inc. (Metals & Mining)	14
567	Stryker Corp. (Health Care Equipment & Supplies)	139
167	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	25
173	Sunrun, Inc. (Electrical Equipment)(a)	12
87	SVB Financial Group (Banks)(a)	34
891	Synchrony Financial (Consumer Finance)	31
255	Synopsys, Inc. (Software)(a)	66
813	Sysco Corp. (Food & Staples Retailing)	60
382	T. Rowe Price Group, Inc. (Capital Markets)	58
193	Take-Two Interactive Software, Inc. (Entertainment)(a)	40
Shares	Security Description	Value (000)
	United States (continued)
839	Target Corp. (Multiline Retail)	$148
193	Teladoc Health, Inc. (Health Care Technology)(a)	39
63	Teledyne Technologies, Inc. (Aerospace & Defense)(a)	25
79	Teleflex, Inc. (Health Care Equipment & Supplies)	33
281	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	34
1,247	Tesla, Inc. (Automobiles)(a)	880
1,533	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	252
1,131	The AES Corp. (Independent Power and Renewable Electricity Producers)	26
526	The Allstate Corp. (Insurance)	58
1,343	The Bank of New York Mellon Corp. (Capital Markets)	57
1,128	The Blackstone Group, Inc., Class - A (Capital Markets)	73
180	The Carlyle Group, Inc. (Capital Markets)	6
2,562	The Charles Schwab Corp. (Capital Markets)	136
213	The Clorox Co. (Household Products)	43
6,823	The Coca-Cola Co. (Beverages)	373
548	The Goldman Sachs Group, Inc. (Capital Markets)	145
608	The Hartford Financial Services Group, Inc. (Insurance)	30
249	The Hershey Co. (Food Products)	38
1,800	The Home Depot, Inc. (Specialty Retail)	479
702	The Interpublic Group of Companies, Inc. (Media)	17
195	The J.M. Smucker Co. (Food Products)	23
1,136	The Kraft Heinz Co. (Food Products)	39
1,314	The Kroger Co. (Food & Staples Retailing)	42
519	The Mosaic Co. (Chemicals)	12
983	The Progressive Corp. (Insurance)	97
138	The Sherwin-Williams Co. (Chemicals)	102
1,772	The Southern Co. (Electric Utilities)	109
2,010	The TJX Companies, Inc. (Specialty Retail)	137
71	The Trade Desk, Inc., Class - A (Software)(a)	57
426	The Travelers Companies, Inc. (Insurance)	60
3,021	The Walt Disney Co. (Entertainment)(a)	547
742	The Western Union Co. (IT Services)	16
2,050	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	41
185	Tiffany & Co. (Specialty Retail)	24
933	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	126
197	Tractor Supply Co. (Specialty Retail)	28

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
172	Tradeweb Markets, Inc., Class - A (Capital Markets)	$11
403	Trane Technologies PLC (Building Products)	59
87	TransDigm Group, Inc. (Aerospace & Defense)(a)	54
322	TransUnion (Professional Services)	32
425	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	28
2,261	Truist Financial Corp. (Banks)	108
219	Twilio, Inc., Class - A (IT Services)(a)	74
1,329	Twitter, Inc. (Interactive Media & Services)(a)	72
68	Tyler Technologies, Inc. (Software)(a)	30
498	Tyson Foods, Inc., Class - A (Food Products)	32
2,274	U.S. Bancorp (Banks)	106
1,619	Uber Technologies, Inc. (Road & Rail)(a)	83
505	UDR, Inc. (Equity Real Estate Investment Trusts)	19
383	UGI Corp. (Gas Utilities)	13
91	Ulta Beauty, Inc. (Specialty Retail)(a)	26
1,136	Union Pacific Corp. (Road & Rail)	236
1,184	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	198
122	United Rentals, Inc. (Trading Companies & Distributors)(a)	28
1,588	UnitedHealth Group, Inc. (Health Care Providers & Services)	556
133	Universal Health Services, Inc., Class - B (Health Care Providers & Services)	18
558	V.F. Corp. (Textiles, Apparel & Luxury Goods)	48
69	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	19
689	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	39
155	Varian Medical Systems, Inc. (Health Care Equipment & Supplies)(a)	27
227	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	62
632	Ventas, Inc. (Equity Real Estate Investment Trusts)	31
312	VEREIT Inc. (Equity Real Estate Investment Trusts)	12
175	VeriSign, Inc. (IT Services)(a)	38
6,919	Verizon Communications, Inc. (Diversified Telecommunication Services)	406
260	Versik Analytics, Inc., Class - A (Professional Services)	54
955	ViacomCBS, Inc., Class - B (Media)	36
1,997	Viatris, Inc. (Pharmaceuticals)(a)	37
909	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	23
Shares	Security Description	Value (000)
	United States (continued)
2,818	Visa, Inc., Class - A (IT Services)	$615
799	Vistra Corp. (Independent Power and Renewable Electricity Producers)	16
143	VMware, Inc., Class - A (Software)(a)	20
243	Vornado Realty Trust (Equity Real Estate Investment Trusts)	9
232	Voya Financial, Inc. (Diversified Financial Services)	14
224	Vulcan Materials Co. (Construction Materials)	33
200	W.R. Berkley Corp. (Insurance)	13
77	W.W. Grainger, Inc. (Trading Companies & Distributors)	31
1,242	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	50
2,368	Walmart, Inc. (Food & Staples Retailing)	341
710	Waste Management, Inc. (Commercial Services & Supplies)	84
105	Waters Corp. (Life Sciences Tools & Services)(a)	26
111	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	25
532	WEC Energy Group, Inc. (Multi-Utilities)	49
6,552	Wells Fargo & Co. (Banks)	198
704	Welltower, Inc. (Equity Real Estate Investment Trusts)	45
125	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	35
514	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	28
308	Westinghouse Air Brake Technologies Corp. (Machinery)	23
444	WestRock Co. (Containers & Packaging)	19
1,260	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	42
106	Whirlpool Corp. (Household Durables)	19
298	Workday, Inc., Class - A (Software)(a)	71
296	WP Carey, Inc. (Equity Real Estate Investment Trusts)	21
166	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	19
884	Xcel Energy, Inc. (Electric Utilities)	59
411	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	58
157	XPO Logistics, Inc. (Air Freight & Logistics)(a)	19
306	Xylem, Inc. (Machinery)	31
507	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	55
90	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	35
196	Zendesk, Inc. (Software)(a)	28

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
109	Zillow Group, Inc., Class - A (Interactive Media & Services)(a)	$15
245	Zillow Group, Inc., Class - C (Interactive Media & Services)(a)	32
349	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	54
797	Zoetis, Inc. (Pharmaceuticals)	133
290	Zoom Video Communications, Inc., Class - A (Software)(a)	98
122	Zscaler, Inc. (Software)(a)	24
		49,401
	Total Common Stocks	76,861
	Preferred Stocks — 0.19%
	Germany — 0.19%
77	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	5
94	FUCHS PETROLUB SE — Preferred (Chemicals)	5
302	Henkel AG & Co. KGAA — Preferred (Household Products)	34
263	Porsche Automobil Holding SE — Preferred (Automobiles)	18
60	Sartorius AG — Preferred (Health Care Equipment & Supplies)	25
312	Volkswagen AG — Preferred (Automobiles)	59
	Total Preferred Stocks	146
	Right — 0.00%
	Spain — 0.00%
1,950	Repsol SA, 1/11/21 (Oil, Gas & Consumable Fuels)	1
	Total Right	1
Shares	Security Description	Value (000)
	Investment Companies — 2.87%
119,909	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(d)	$120
2,097,062	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	2,097
	Total Investment Companies	2,217
	Total Investments (cost $63,940) — 102.56%	79,225
	Liabilities in excess of other assets — (2.56%)	(1,978)
	Net Assets — 100.00%	$77,247

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2020. The total value of securities on loan as of December 31, 2020, was $200 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2020.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued using significant unobservable inputs as of December 31, 2020.

(d)	The rate disclosed is the rate in effect on December 31, 2020.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

As of December 31, 2020, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.37%
	Australia — 6.79%
8,110	Afterpay Ltd. (IT Services)(a)	$738
69,563	Ampol Ltd. (Oil, Gas & Consumable Fuels)	1,524
133,508	APA Group (Gas Utilities)	993
21,823	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	521
128,105	Aurizon Holdings Ltd. (Road & Rail)	385
78,246	AusNet Services (Electric Utilities)	106
193,458	Australia & New Zealand Banking Group Ltd. (Banks)	3,385
82,839	Bendigo & Adelaide Bank Ltd. (Banks)	595
70,201	BHP Billiton Ltd. (Metals & Mining)	2,296
136,113	BHP Group Ltd. (Metals & Mining)	3,583
14,978	Brambles Ltd. (Commercial Services & Supplies)	122
1,978	Cochlear Ltd. (Health Care Equipment & Supplies)	288
9,044	Coles Group Ltd. (Food & Staples Retailing)	126
52,086	Commonwealth Bank of Australia (Banks)	3,297
11,241	CSL Ltd. (Biotechnology)	2,454
201,121	Dexus (Equity Real Estate Investment Trusts)	1,457
64,304	Fortescue Metals Group Ltd. (Metals & Mining)	1,161
68,557	Goodman Group (Equity Real Estate Investment Trusts)	999
34,055	Insurance Australia Group Ltd. (Insurance)	123
25,683	LendLease Group (Real Estate Management & Development)	259
7,899	Macquarie Group Ltd. (Capital Markets)	843
104,574	Medibank Private Ltd. (Insurance)	243
149,383	Mirvac Group (Equity Real Estate Investment Trusts)	304
206,900	National Australia Bank Ltd. (Banks)	3,603
44,626	Qantas Airways Ltd. (Airlines)	167
55,092	QBE Insurance Group Ltd. (Insurance)	363
30,588	Rio Tinto Ltd. (Metals & Mining)	2,684
73,450	Santos Ltd. (Oil, Gas & Consumable Fuels)	355
205,252	Scentre Group (Equity Real Estate Investment Trusts)	440
90,538	Stockland (Equity Real Estate Investment Trusts)	292
18,427	Suncorp Group Ltd. (Insurance)	138
42,047	Sydney Airport (Transportation Infrastructure)(a)	208
562,458	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,691
42,567	The GPT Group (Equity Real Estate Investment Trusts)	148
117,131	Transurban Group (Transportation Infrastructure)	1,233
44,996	Treasury Wine Estates Ltd. (Beverages)	326
63,839	Wesfarmers Ltd. (Food & Staples Retailing)	2,480
224,539	Westpac Banking Corp. (Banks)	3,352
Shares	Security Description	Value (000)
	Australia (continued)
20,593	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	$361
48,346	Woolworths Group Ltd. (Food & Staples Retailing)	1,465
35,740	Worley Ltd. (Energy Equipment & Services)	317
		45,425
	Austria — 0.14%
23,927	Erste Group Bank AG (Banks)(a)	729
4,792	OMV AG (Oil, Gas & Consumable Fuels)	193
		922
	Belgium — 0.85%
4,336	Ageas SA (Insurance)	231
48,894	Anheuser-Busch InBev N.V. (Beverages)	3,404
2,942	Colruyt SA (Food & Staples Retailing)	174
896	Galapagos N.V. (Biotechnology)(a)	88
9,584	KBC Group N.V. (Banks)(a)	671
1,294	Solvay SA, Class - A (Chemicals)	153
20,206	Umicore SA (Chemicals)	970
		5,691
	Canada — 8.82%
9,075	Agnico Eagle Mines Ltd. (Metals & Mining)	639
30,089	Air Canada (Airlines)(a)	538
67,294	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	2,294
8,987	AltaGas Ltd. (Gas Utilities)	132
20,657	B2gold Corp. (Metals & Mining)	116
45,514	Bank of Montreal (Banks)	3,461
83,898	Barrick Gold Corp. (Metals & Mining)	1,911
15,142	BCE, Inc. (Diversified Telecommunication Services)	648
19,795	Brookfield Asset Management, Inc. (Capital Markets)	818
10,168	CAE, Inc. (Aerospace & Defense)	282
31,854	Cameco Corp. (Oil, Gas & Consumable Fuels)	427
3,161	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)	124
6,757	Canadian National Railway Co. (Road & Rail)	743
55,707	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	1,339
626	Canadian Pacific Railway Ltd. (Road & Rail)	217
11,085	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	1,458
4,454	Canadian Utilities Ltd., Class - A (Multi-Utilities)	109
9,755	Canopy Growth Corp. (Pharmaceuticals)(a)	240
3,259	CCL Industries, Inc., Class - B (Containers & Packaging)	148

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
125,033	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	$761
9,128	CGI, Inc. (IT Services)(a)	724
30,477	CI Financial Corp. (Capital Markets)	378
835	Constellation Software, Inc. (Software)	1,084
23,523	Cronos Group, Inc. (Pharmaceuticals)(a)	163
11,192	Dollarama, Inc. (Multiline Retail)	456
77,385	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,476
1,023	Fairfax Financial Holdings Ltd. (Insurance)	349
10,649	First Capital Real Estate Investment Trust (Real Estate Management & Development)	113
17,917	First Quantum Minerals Ltd. (Metals & Mining)	322
7,837	Franco-Nevada Corp. (Metals & Mining)	983
24,142	GFL Environmental, Inc. (Commercial Services & Supplies)	705
64,358	Great-West Lifeco, Inc. (Insurance)	1,535
27,914	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts)	291
12,464	Hydro One Ltd. (Electric Utilities)	281
5,430	Intact Financial Corp. (Insurance)	643
133,199	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	1,242
56,358	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,002
10,347	Kirkland Lake Gold Ltd. (Metals & Mining)	428
36,396	Magna International, Inc. (Auto Components)	2,577
8,370	Manulife Financial Corp. (Insurance)	149
15,818	Methanex Corp. (Chemicals)	727
18,402	National Bank of Canada (Banks)	1,036
3,356	Nutrien Ltd. (Chemicals)	161
2,257	Onex Corp. (Diversified Financial Services)	130
55,004	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	790
8,013	Pan American Silver Corp. (Metals & Mining)	276
10,649	Parkland Corp. (Oil, Gas & Consumable Fuels)	338
7,732	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	183
66,482	Power Corp. of Canada (Insurance)	1,527
2,148	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	131
67,963	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)	895
4,162	Ritchie Bros Auctioneers, Inc. (Commercial Services & Supplies)	289
2,933	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	137
22,218	Royal Bank of Canada (Banks)	1,826
3,968	Shopify, Inc. (IT Services)(a)	4,482
Shares	Security Description	Value (000)
	Canada (continued)
7,087	SmartCentres Real Estate Investment Trust (Equity Real Estate Investment Trusts)	$129
52,951	Sun Life Financial, Inc. (Insurance)	2,354
35,858	TC Energy Corp. (Oil, Gas & Consumable Fuels)	1,458
18,439	Teck Resources Ltd., Class - B (Metals & Mining)	335
72,937	TELUS Corp. (Diversified Telecommunication Services)	1,444
71,727	The Bank of Nova Scotia (Banks)	3,877
19,231	The Toronto-Dominion Bank (Banks)	1,087
22,457	Thomson Reuters Corp. (Professional Services)	1,838
1,553	Topicus.com, Inc. (Software)(a)	6
28,308	Wheaton Precious Metals Corp. (Metals & Mining)	1,182
20,803	Yamana Gold, Inc. (Metals & Mining)	119
		59,063
	China — 0.52%
484	BeiGene Ltd., ADR (Biotechnology)(a)	125
9,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	510
39,100	Tencent Holdings Ltd. (Interactive Media & Services)	2,844
		3,479
	Denmark — 2.09%
77	A.P. Moller - Maersk A/S, Class - B (Marine)	172
6,413	Ambu A/S, Class - B (Health Care Equipment & Supplies)	277
865	Carlsberg A/S, Class - B (Beverages)	138
4,873	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	744
26,357	Danske Bank A/S (Banks)	436
4,260	Demant A/S (Health Care Equipment & Supplies)(a)	168
5,336	DSV PANALPINA A/S (Road & Rail)	894
10,546	Genmab A/S (Biotechnology)(a)	4,264
89,256	Novo Nordisk A/S, Class - B (Pharmaceuticals)	6,252
1,731	Orsted A/S (Electric Utilities)	353
3,832	Tryg A/S (Insurance)	121
662	Vestas Wind Systems A/S (Electrical Equipment)	156
		13,975
	Finland — 1.36%
17,096	Fortum Oyj (Electric Utilities)	411
1,563	Kone Oyj, Class - B (Machinery)	127
38,567	Neste Oyj (Oil, Gas & Consumable Fuels)	2,787
231,473	Nokia Oyj (Communications Equipment)(a)	891
278,699	Nordea Bank Abp (Banks)(a)	2,278
4,638	Sampo Oyj, Class - A (Insurance)	196

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
44,232	Stora Enso Oyj, R Shares (Paper & Forest Products)	$845
38,915	UPM-Kymmene Oyj (Paper & Forest Products)	1,449
13,770	Wartsila Oyj Abp (Machinery)	137
		9,121
	France — 9.23%
4,298	Accor SA (Hotels, Restaurants & Leisure)(a)	155
2,427	Aeroports de Paris (Transportation Infrastructure)(a)	315
36,115	Air Liquide SA (Chemicals)	5,922
21,976	Amundi SA (Capital Markets)	1,794
69,410	AXA SA (Insurance)	1,655
1,848	BioMerieux (Health Care Equipment & Supplies)	260
71,443	BNP Paribas SA (Banks)(a)	3,762
7,743	Bouygues SA (Construction & Engineering)	318
1,044	Capgemini SE (IT Services)	162
7,846	Carrefour SA (Food & Staples Retailing)	134
3,697	Compagnie de Saint-Gobain (Building Products)(a)	169
1,644	Covivio (Equity Real Estate Investment Trusts)	151
124,100	Credit Agricole SA (Banks)	1,564
126	Dassault Aviation SA (Aerospace & Defense)(a)	138
5,400	Dassault Systemes SE (Software)	1,096
18,756	Eiffage SA (Construction & Engineering)	1,811
13,862	Electricite de France SA (Electric Utilities)(a)	218
70,013	Engie SA (Multi-Utilities)	1,071
18,607	EssilorLuxottica SA (Health Care Equipment & Supplies)	2,899
2,933	Eurazeo SE (Diversified Financial Services)(a)	199
6,004	Faurecia SE (Auto Components)(a)	307
1,347	Gecina SA (Equity Real Estate Investment Trusts)	208
2,500	Hermes International (Textiles, Apparel & Luxury Goods)	2,686
2,165	ICADE (Equity Real Estate Investment Trusts)	166
7,279	JCDecaux SA (Media)(a)	166
2,878	Kering SA (Textiles, Apparel & Luxury Goods)	2,090
9,537	L’Oreal SA (Personal Products)	3,621
7,080	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	4,418
47,979	Natixism SA (Capital Markets)(a)	163
76,479	Orange SA (Diversified Telecommunication Services)	909
1,962	Orpea (Health Care Providers & Services)(a)	258
8,063	Pernod Ricard SA (Beverages)	1,544
26,410	Peugeot SA (Automobiles)(a)	722
8,075	Publicis Groupe SA (Media)	402
Shares	Security Description	Value (000)
	France (continued)
7,657	Renault SA (Automobiles)(a)	$334
12,283	Safran SA (Aerospace & Defense)(a)	1,740
40,107	Sanofi (Pharmaceuticals)	3,856
34,976	Schneider Electric SE (Electrical Equipment)	5,054
6,206	SCOR SE (Insurance)(a)	200
1,501	SEB SA (Household Durables)	273
112,087	Societe Generale SA (Banks)	2,331
1,544	Sodexo SA (Hotels, Restaurants & Leisure)	131
2,405	Teleperformance (Professional Services)	797
4,176	Thales SA (Aerospace & Defense)	382
23,861	TOTAL SA (Oil, Gas & Consumable Fuels)	1,029
3,472	UbiSoft Entertainment SA (Entertainment)(a)	334
7,086	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	559
3,491	Valeo SA (Auto Components)	138
15,933	Veolia Environnement SA (Multi-Utilities)	389
9,319	Vinci SA (Construction & Engineering)	926
31,487	Vivendi SA (Entertainment)	1,015
3,828	Wendel SE (Diversified Financial Services)	458
4,125	Worldline SA (IT Services)(a)	398
		61,797
	Germany — 7.73%
3,061	adidas AG (Textiles, Apparel & Luxury Goods)(a)	1,114
23,597	Allianz SE (Insurance)	5,784
50,260	Aroundtown SA (Real Estate Management & Development)	376
14,847	BASF SE (Chemicals)	1,174
1,793	Bayerische Motoren Werke AG (Automobiles)	158
1,783	Beiersdorf AG (Personal Products)	206
38,284	Commerzbank AG (Banks)(a)	246
6,091	Continental AG (Auto Components)	902
2,878	Daimler AG (Automobiles)	203
4,651	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	722
113,622	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	1,242
23,940	Deutsche Boerse AG (Capital Markets)	4,072
22,209	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	293
98,153	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	4,856
268,933	Deutsche Telekom AG (Diversified Telecommunication Services)	4,913
17,334	Deutsche Wohnen SE (Real Estate Management & Development)	925
77,431	E.ON SE (Multi-Utilities)	857
7,498	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	452

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
8,164	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	$680
13,689	Fresenius SE & Co. KGAA (Health Care Providers & Services)	633
6,983	GEA Group AG (Machinery)	250
1,115	Hannover Rueckversicherung SE (Insurance)	177
1,816	HeidelbergCement AG (Construction Materials)	136
1,452	Henkel AG & Co. KGAA (Household Products)	140
2,422	HOCHTIEF AG (Construction & Engineering)	235
82,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,153
1,986	Knorr-Bremse AG (Machinery)	271
2,028	MTU Aero Engines AG (Aerospace & Defense)	529
2,693	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	799
3,699	Puma SE (Textiles, Apparel & Luxury Goods)(a)	417
3,385	RWE AG (Multi-Utilities)	143
42,196	SAP SE (Software)	5,525
32,127	Siemens AG, Registered Shares (Industrial Conglomerates)	4,612
16,063	Siemens Energy AG (Electric Utilities)(a)	589
5,796	Siemens Healthineers AG (Health Care Equipment & Supplies)	297
10,266	Symrise AG (Chemicals)	1,359
11,049	TeamViewer AG (Software)(a)	592
45,056	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	124
56,299	TUI AG (Hotels, Restaurants & Leisure)	353
1,532	Volkswagen AG (Automobiles)	319
17,715	Vonovia SE (Real Estate Management & Development)	1,293
5,685	Zalando SE (Internet & Direct Marketing Retail)(a)	632
		51,753
	Hong Kong — 2.48%
483,480	AIA Group Ltd. (Insurance)	5,924
12,400	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	164
203,555	BOC Hong Kong Holdings Ltd. (Banks)	617
65,700	Budweiser Brewing Co. APAC Ltd. (Beverages)	217
334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(b)	—
98,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	506
59,593	CLP Holdings Ltd. (Electric Utilities)	551
Shares	Security Description	Value (000)
	Hong Kong (continued)
31,400	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	$131
18,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	140
77,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	203
109,206	Hang Seng Bank Ltd. (Banks)	1,884
87,073	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	86
122,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	158
22,800	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,250
335,900	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,387
9,500	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	236
43,500	Kerry Properties Ltd. (Real Estate Management & Development)	110
59,500	MTR Corp. Ltd. (Road & Rail)	333
14,472	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	2
121,391	PCCW Ltd. (Diversified Telecommunication Services)	73
87,200	Sands China Ltd. (Hotels, Restaurants & Leisure)	383
23,756	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	306
24,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	133
52,000	Techtronic Industries Co. Ltd. (Household Durables)	742
59,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	541
53,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	143
413,500	WH Group Ltd. (Food Products)	347
		16,567
	Ireland (Republic of) — 0.82%
332,317	Bank of Ireland Group PLC (Banks)(a)	1,340
24,053	CRH PLC (Construction Materials)	999
34,489	Experian PLC (Professional Services)	1,310
1,552	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	316
1,766	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	365
16,821	James Hardie Industries PLC (Construction Materials)(a)	495

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (Republic of) (continued)
4,517	Kerry Group PLC, Class - A (Food Products)	$654
		5,479
	Isle of Man — 0.09%
38,227	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	592
	Israel — 0.66%
43,244	Bank Hapoalim BM (Banks)	296
866	Nice Ltd. (Software)(a)	243
11,379	Nice Systems Ltd., ADR (Software)(a)	3,227
40,959	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	395
1,096	Wix.com Ltd. (IT Services)(a)	274
		4,435
	Italy — 1.96%
81,579	Assicurazioni Generali SpA (Insurance)	1,421
19,370	Atlantia SpA (Transportation Infrastructure)(a)	348
319,846	Enel SpA (Electric Utilities)	3,232
5,008	Ferrari N.V. (Automobiles)	1,154
41,665	Fiat Chrysler Automobiles N.V. (Automobiles)(a)	746
8,190	FinecoBank Banca Fineco SpA (Banks)(a)	134
549,472	Intesa Sanpaolo SpA (Banks)(a)	1,284
187,061	Mediobanca Banca di Credito Finanziario SpA (Banks)(a)	1,723
7,356	Moncler SpA (Textiles, Apparel & Luxury Goods)	451
23,414	Pirelli & C SpA (Auto Components)(a)	127
12,285	Poste Italiane SpA (Insurance)	125
110,979	Snam SpA (Oil, Gas & Consumable Fuels)	624
229,225	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	1,750
		13,119
	Japan — 22.30%
2,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	165
27,400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	898
6,845	AGC, Inc. (Building Products)	239
26,800	Ajinomoto Co., Inc. (Food Products)	607
7,100	Alfresa Holdings Corp. (Health Care Providers & Services)	130
15,300	Amada Co. Ltd. (Machinery)	168
5,200	ANA Holdings, Inc. (Airlines)	115
17,400	Asahi Group Holdings Ltd. (Beverages)	715
3,900	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	142
48,400	Asahi Kasei Corp. (Chemicals)	494
103,600	Astellas Pharma, Inc. (Pharmaceuticals)	1,600
26,700	Bandai Namco Holdings, Inc. (Leisure Products)	2,309
Shares	Security Description	Value (000)
	Japan (continued)
15,200	Bridgestone Corp. (Auto Components)	$498
3,900	Calbee, Inc. (Food Products)	117
38,300	Canon, Inc. (Technology Hardware, Storage & Peripherals)	734
12,600	Casio Computer Co. Ltd. (Household Durables)	230
82,400	Chubu Electric Power Co. Inc. (Electric Utilities)	992
31,300	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,668
7,300	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	114
363,700	Concordia Financial Group Ltd. (Banks)	1,279
10,000	CyberAgent, Inc. (Media)	688
13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	241
15,900	Daicel Corp. (Chemicals)	116
2,900	Daifuku Co. Ltd. (Machinery)	358
40,900	Dai-ichi Life Holdings, Inc. (Insurance)	615
15,400	Daikin Industries Ltd. (Building Products)	3,419
2,579	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	241
22,050	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	654
3,000	Denso Corp. (Auto Components)	178
4,800	Dentsu Group, Inc. (Media)	143
800	Disco Corp. (Semiconductors & Semiconductor Equipment)	269
27,900	East Japan Railway Co. (Road & Rail)	1,860
14,000	Eisai Co. Ltd. (Pharmaceuticals)	1,000
118,657	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	425
12,700	FANUC Corp. (Machinery)	3,121
2,400	Fast Retailing Co. Ltd. (Specialty Retail)	2,150
13,700	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	722
10,900	Fujitsu Ltd. (IT Services)	1,574
6,500	Fukuoka Financial Group, Inc. (Banks)	115
4,200	GMO Payment Gateway, Inc. (IT Services)	563
8,800	Hankyu Hanshin Holdings, Inc. (Road & Rail)	292
600	Hikari Tsushin, Inc. (Specialty Retail)	141
16,200	Hino Motors Ltd. (Machinery)	138
37,100	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	1,461
12,600	Hitachi Metals Ltd. (Metals & Mining)	191
101,700	Honda Motor Co. Ltd. (Automobiles)	2,835
25,800	HOYA Corp. (Health Care Equipment & Supplies)	3,566
8,800	Iida Group Holdings Co. Ltd. (Household Durables)	178
39,100	Inpex Corp. (Oil, Gas & Consumable Fuels)	211

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
22,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	$131
21,000	Isuzu Motors Ltd. (Automobiles)	199
100,617	ITOCHU Corp. (Trading Companies & Distributors)	2,888
20,900	Japan Exchange Group, Inc. (Capital Markets)	534
16,700	Japan Post Bank Co. Ltd. (Banks)	137
131,100	Japan Post Holdings Co. Ltd. (Insurance)	1,019
8,300	Japan Post Insurance Co. Ltd. (Insurance)	170
39	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	129
40	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	231
100	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	182
15,900	Japan Tobacco, Inc. (Tobacco)	324
13,100	JGC Holdings Corp. (Construction & Engineering)	122
5,554	JSR Corp. (Chemicals)	155
17,100	Kajima Corp. (Construction & Engineering)	229
9,200	Kawasaki Heavy Industries Ltd. (Machinery)	207
101,200	KDDI Corp. (Wireless Telecommunication Services)	3,005
8,500	Keikyu Corp. (Road & Rail)	146
4,000	Keio Corp. (Road & Rail)	310
5,600	Keisei Electric Railway Co. Ltd. (Road & Rail)	189
7,000	Keyence Corp. (Electronic Equipment, Instruments & Components)	3,933
2,800	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	123
46,300	Kirin Holdings Co. Ltd., Class - C (Beverages)	1,092
2,100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	256
4,000	Koito Manufacturing Co. Ltd. (Auto Components)	272
15,545	Komatsu Ltd. (Machinery)	424
1,400	Kose Corp. (Personal Products)	239
39,300	Kubota Corp. (Machinery)	857
12,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	748
49,500	Kyushu Electric Power Co., Inc. (Electric Utilities)	426
6,100	Kyushu Railway Co. (Road & Rail)	131
5,900	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	692
12,400	Lion Corp. (Household Products)	300
18,900	M3, Inc. (Health Care Technology)	1,784
63,300	Marubeni Corp. (Trading Companies & Distributors)	421
Shares	Security Description	Value (000)
	Japan (continued)
4,500	McDonald’s Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	$218
57,900	Mebuki Financial Group, Inc. (Banks)	114
7,600	Medipal Holdings Corp. (Health Care Providers & Services)	143
4,800	MEIJI Holdings Co. Ltd. (Food Products)	338
9,100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	403
11,600	MISUMI Group, Inc. (Machinery)	380
57,145	Mitsubishi Corp. (Trading Companies & Distributors)	1,406
103,600	Mitsubishi Electric Corp. (Electrical Equipment)	1,562
38,100	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	612
471,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,083
131,788	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,412
36,100	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	754
7,900	MonotaRO Co. Ltd. (Trading Companies & Distributors)	402
4,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	128
47,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	4,260
5,800	Nabtesco Corp. (Machinery)	254
7,200	Nagoya Railroad Co. Ltd. (Road & Rail)	190
14,700	NEC Corp. (Technology Hardware, Storage & Peripherals)	788
20,200	Nexon Co. Ltd. (Entertainment)	622
17,000	Nidec Corp. (Electrical Equipment)	2,138
19,200	Nikon Corp. (Household Durables)	121
4,300	Nintendo Co. Ltd. (Entertainment)	2,742
35	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	203
2,800	Nippon Express Co. Ltd. (Road & Rail)	188
82	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	255
32,800	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	2,151
30,800	Nippon Steel Corp. (Metals & Mining)(a)	396
48,900	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,253
77,500	Nissan Motor Co. Ltd. (Automobiles)(a)	420
7,600	Nisshin Seifun Group, Inc. (Food Products)	121
2,600	Nissin Foods Holdings Co. Ltd. (Food Products)	223
4,400	Nitori Holdings Co. Ltd. (Specialty Retail)	921
24,900	Nomura Holdings, Inc. (Capital Markets)	131

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
162	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	$232
17,800	Nomura Research Institute Ltd. (IT Services)	637
1,800	Obic Co. Ltd. (IT Services)	361
4,300	Odakyu Electric Railway Co. Ltd. (Road & Rail)	135
46,900	Oji Paper Co. Ltd. (Paper & Forest Products)	267
44,200	Olympus Corp. (Health Care Equipment & Supplies)	966
10,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	927
6,000	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	990
10,800	ORIX Corp. (Diversified Financial Services)	166
14,300	Osaka Gas Co. Ltd. (Gas Utilities)	293
3,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	128
18,900	Pan Pacific International Holdings Corp. (Multiline Retail)	437
201,500	Panasonic Corp. (Household Durables)	2,324
7,600	Park24 Co. Ltd. (Commercial Services & Supplies)	132
4,900	Pigeon Corp. (Household Products)	202
7,400	Pola Orbis Holdings, Inc. (Personal Products)	150
51,800	Rakuten, Inc. (Internet & Direct Marketing Retail)	499
48,200	Recruit Holdings Co. Ltd. (Professional Services)	2,017
35,600	Resona Holdings, Inc. (Banks)	124
2,700	Rinnai Corp. (Household Durables)	313
5,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	542
5,100	SBI Holdings, Inc. (Capital Markets)	121
8,000	Secom Co. Ltd. (Commercial Services & Supplies)	737
11,600	Seibu Holdings, Inc. (Industrial Conglomerates)	114
35,552	Sekisui House Ltd. (Household Durables)	723
12,000	SG Holdings Co. Ltd. (Air Freight & Logistics)	327
16,500	Sharp Corp. (Household Durables)	250
2,800	Shimano, Inc. (Leisure Products)	653
11,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,957
10,100	Shionogi & Co. Ltd. (Pharmaceuticals)	551
14,100	Shiseido Co. Ltd. (Personal Products)	975
6,600	Showa Denko KK (Chemicals)	140
2,100	SMC Corp. (Machinery)	1,280
62,800	SoftBank Group Corp. (Wireless Telecommunication Services)	4,902
2,800	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	145
12,800	Sompo Holdings, Inc. (Insurance)	517
Shares	Security Description	Value (000)
	Japan (continued)
30,600	Sony Corp. (Household Durables)	$3,048
45,486	Sumitomo Corp. (Trading Companies & Distributors)	602
49,948	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,542
13,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	412
3,400	Sundrug Co. Ltd. (Food & Staples Retailing)	136
3,300	Suzuken Co. Ltd. (Health Care Providers & Services)	119
13,900	Suzuki Motor Corp. (Automobiles)	644
6,800	Sysmex Corp. (Health Care Equipment & Supplies)	817
4,900	Taiheiyo Cement Corp. (Construction Materials)	122
1,900	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	128
6,300	Taiyo Nippon Sanso Corp. (Chemicals)	117
59,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,150
1,100	TDK Corp. (Electronic Equipment, Instruments & Components)	166
52,200	Terumo Corp. (Health Care Equipment & Supplies)	2,180
2,900	The Bank of Kyoto Ltd. (Banks)	151
22,400	The Chiba Bank Ltd. (Banks)	123
9,942	The Chugoku Electric Power Company, Inc. (Electric Utilities)	116
182,500	The Shizuoka Bank Ltd. (Banks)	1,336
8,000	THK Co. Ltd. (Machinery)	258
4,500	Toho Gas Co. Ltd. (Gas Utilities)	297
24,600	Tokio Marine Holdings, Inc. (Insurance)	1,265
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,273
25,700	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	137
24,800	Tokyu Corp. (Road & Rail)	308
52,900	Toray Industries, Inc. (Chemicals)	313
14,700	Toshiba Corp. (Industrial Conglomerates)	410
7,000	Toyo Suisan Kaisha Ltd. (Food Products)	340
21,600	Toyota Industries Corp. (Auto Components)	1,714
97,000	Toyota Motor Corp. (Automobiles)	7,477
6,770	Toyota Tsusho Corp. (Trading Companies & Distributors)	273
6,427	Trend Micro, Inc. (Software)	370
1,500	Tsuruha Holdings, Inc. (Food & Staples Retailing)	213
16,500	Unicharm Corp. (Household Products)	782
113	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	140
21,200	USS Co. Ltd. (Specialty Retail)	428

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
13,100	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	$334
6,600	Yamazaki Baking Co. Ltd. (Food Products)	110
9,200	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	457
25,400	Z Holdings Corp. (Interactive Media & Services)	154
		149,212
	Jersey — 0.33%
387,007	Glencore PLC (Metals & Mining)(a)	1,233
88,265	WPP PLC (Media)	965
		2,198
	Luxembourg — 0.28%
23,815	Altice Europe N.V. (Media)(a)	155
27,423	ArcelorMittal SA (Metals & Mining)(a)	632
132,297	Tenaris SA (Energy Equipment & Services)	1,071
		1,858
	Netherlands — 3.65%
58,647	ABN AMRO Group N.V. (Banks)(a)	575
425	Adyen N.V. (IT Services)(a)	989
73,595	AEGON N.V. (Insurance)	291
8,728	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	398
23,149	Airbus SE (Aerospace & Defense)(a)	2,539
29,390	Akzo Nobel N.V. (Chemicals)	3,155
12,377	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	6,009
39,102	CNH Industrial N.V. (Machinery)	493
4,144	EXOR N.V. (Diversified Financial Services)	335
6,020	Heineken N.V. (Beverages)	671
15,662	ING Groep N.V. (Banks)(a)	146
1,268	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	143
61,945	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,749
15,440	Koninklijke DSM N.V. (Chemicals)	2,655
65,979	Koninklijke KPN N.V. (Diversified Telecommunication Services)	200
2,360	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	126
11,545	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	606
5,828	NN Group N.V. (Insurance)	253
18,507	Prosus N.V. (Internet & Direct Marketing Retail)	1,998
4,181	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	155
Shares	Security Description	Value (000)
	Netherlands (continued)
11,488	Wolters Kluwer N.V. (Professional Services)	$969
		24,455
	New Zealand — 0.25%
60,589	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	330
25,101	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	595
38,532	Mercury NZ Ltd. (Electric Utilities)	181
48,979	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	261
16,268	Ryman Healthcare Ltd. (Health Care Providers & Services)	178
36,835	Spark New Zealand Ltd. (Diversified Telecommunication Services)	125
		1,670
	Norway — 0.55%
67,459	DNB ASA (Banks)(a)	1,324
108,907	Equinor ASA (Oil, Gas & Consumable Fuels)	1,844
24,253	Mowi ASA (Food Products)	541
		3,709
	Papua New Guinea — 0.05%
122,619	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	351
	Portugal — 0.40%
400,153	EDP - Energias de Portugal SA (Electric Utilities)	2,520
10,338	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	175
		2,695
	Singapore — 0.87%
237,472	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	536
166,999	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	273
58,000	CapitaLand Ltd. (Real Estate Management & Development)	144
57,800	DBS Group Holdings Ltd. (Banks)	1,095
18,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	142
58,700	Singapore Airlines Ltd. (Airlines)(a)	190
18,700	Singapore Exchange Ltd. (Capital Markets)	131
540,700	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	1,563
8,100	United Overseas Bank Ltd. (Banks)	138
457,800	Wilmar International Ltd. (Food Products)	1,612
		5,824

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea — 0.37%
32,902	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	$2,454
	Spain — 1.94%
10,616	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	352
2,724	Aena SME SA (Transportation Infrastructure)(a)	473
17,469	Amadeus IT Group SA (IT Services)	1,271
678,386	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,344
28,433	Bankinter SA (Banks)	154
140,428	CaixaBank SA (Banks)	360
3,891	Cellnex Telecom SA (Diversified Telecommunication Services)	233
8,592	Enagas SA (Oil, Gas & Consumable Fuels)	189
11,451	Endesa SA (Electric Utilities)	313
7,320	Grifols SA, ADR (Biotechnology)	135
4,458	Grifols SA (Biotechnology)	130
253,231	Iberdrola SA (Electric Utilities)	3,619
41,666	Industria de Diseno Textil SA (Specialty Retail)	1,325
14,150	Naturgy Energy Group SA (Gas Utilities)	328
17,123	Red Electrica Corp. SA (Electric Utilities)	351
42,697	Repsol SA (Oil, Gas & Consumable Fuels)	430
		13,007
	Sweden — 2.39%
38,059	Assa Abloy AB, B Shares (Building Products)	937
25,498	Atlas Copco AB, A Shares (Machinery)	1,306
14,818	Atlas Copco AB, B Shares (Machinery)	664
8,564	Electrolux AB, B Shares (Household Durables)	199
24,908	Essity AB, Class - B (Household Products)	801
23,886	Hennes & Mauritz AB, B Shares (Specialty Retail)(a)	500
15,868	Husqvarna AB (Household Durables)	206
2,566	ICA Gruppen AB (Food & Staples Retailing)	128
6,435	Kinnevik AB, Class - B (Diversified Financial Services)	325
35,660	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)(a)	1,911
6,416	Sandvik AB (Machinery)(a)	157
61,801	Skandinaviska Enskilda Banken AB, Class - A (Banks)(a)	634
33,960	Skanska AB, B Shares (Construction & Engineering)	866
36,959	SKF AB, B Shares (Machinery)	959
60,192	Svenska Handelsbanken AB, A Shares (Banks)(a)	605
34,388	Swedbank AB, A Shares (Banks)(a)	603
6,980	Swedish Match AB (Tobacco)	541
Shares	Security Description	Value (000)
	Sweden (continued)
24,390	Tele2 AB, B Shares (Wireless Telecommunication Services)	$322
97,622	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	1,159
95,151	Telia Co. AB (Diversified Telecommunication Services)	393
117,701	Volvo AB, B Shares (Machinery)	2,773
		15,989
	Switzerland — 8.79%
135,931	ABB Ltd., Registered Shares (Electrical Equipment)	3,795
13,310	Alcon, Inc. (Health Care Equipment & Supplies)(a)	885
1,838	Baloise Holding AG, Registered Shares (Insurance)	327
116	Barry Callebaut AG, Registered Shares (Food Products)	276
5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	499
44	Chocoladefabriken Lindt & Spruengli AG (Food Products)	429
14,421	Coca-Cola HBC AG (Beverages)	469
19,821	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	1,793
37,799	Credit Suisse Group AG, Registered Shares (Capital Markets)	487
761	EMS-Chemie Holding AG (Chemicals)	733
29,865	Idorsia Ltd. (Biotechnology)(a)	861
5,080	Kuehne & Nagel International AG, Registered Shares (Marine)	1,153
4,467	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)	2,871
8,432	Medacta Group SA (Health Care Equipment & Supplies)(a)	835
115,521	Nestle SA, Registered Shares (Food Products)	13,610
85,767	Novartis AG, Registered Shares (Pharmaceuticals)	8,107
441	Partners Group Holding AG (Capital Markets)	518
29,400	Roche Holding AG (Pharmaceuticals)	10,265
500	SGS SA, Registered Shares (Professional Services)	1,508
504	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)	131
1,212	Swiss Life Holding AG (Insurance)	565
3,688	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	362
9,698	Swiss Re AG (Insurance)	913

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
1,212	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	$653
4,283	Temenos AG, Registered Shares (Software)	598
1,098	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	300
280,613	UBS Group AG (Capital Markets)	3,954
871	Vifor Pharma AG (Pharmaceuticals)	137
4,186	Zurich Financial Services AG (Insurance)	1,767
		58,801
	United Kingdom — 11.62%
38,163	3i Group PLC (Capital Markets)	604
5,633	Admiral Group PLC (Insurance)	224
46,639	Anglo American PLC (Metals & Mining)	1,546
17,119	Ashtead Group PLC (Trading Companies & Distributors)	805
21,941	Associated British Foods PLC (Food Products)(a)	679
53,275	AstraZeneca PLC (Pharmaceuticals)	5,335
31,506	Auto Trader Group PLC (Interactive Media & Services)	257
27,235	Aveva Group PLC (Software)	1,192
380,982	Aviva PLC (Insurance)	1,693
125,391	BAE Systems PLC (Aerospace & Defense)	838
74,250	Barratt Developments PLC (Household Durables)(a)	680
122,235	British American Tobacco PLC (Tobacco)	4,526
48,150	British Land Co. PLC (Equity Real Estate Investment Trusts)	322
12,788	Bunzl PLC (Trading Companies & Distributors)	427
44,208	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(a)	1,082
16,992	Carnival PLC (Hotels, Restaurants & Leisure)	318
19,461	Coca-Cola European Partners PLC (Beverages)	970
68,980	Compass Group PLC (Hotels, Restaurants & Leisure)	1,286
40,786	Diageo PLC (Beverages)	1,605
8,558	Ferguson PLC (Trading Companies & Distributors)	1,039
176,859	GlaxoSmithKline PLC (Pharmaceuticals)	3,245
14,664	Halma PLC (Electronic Equipment, Instruments & Components)	491
10,082	Hargreaves Lansdown PLC (Capital Markets)	210
6,791	Hikma Pharmaceuticals PLC (Pharmaceuticals)	234
193,166	HSBC Holdings PLC (Banks)	1,000
98,505	Imperial Brands PLC (Tobacco)	2,068
278,038	Informa PLC (Media)(a)	2,087
6,566	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	421
Shares	Security Description	Value (000)
	United Kingdom (continued)
6,129	Intertek Group PLC (Professional Services)	$473
72,003	J Sainsbury PLC (Food & Staples Retailing)	222
118,900	Kingfisher PLC (Specialty Retail)(a)	440
26,793	Land Securities Group PLC (Equity Real Estate Investment Trusts)	247
230,229	Legal & General Group PLC (Insurance)	838
9,389	Linde PLC (Chemicals)	2,443
1,175	London Stock Exchange Group PLC (Capital Markets)	145
56,079	M&G PLC (Diversified Financial Services)	152
98,922	Meggitt PLC (Aerospace & Defense)	631
194,729	Melrose Industries PLC (Electrical Equipment)	474
18,592	Mondi PLC (Paper & Forest Products)	437
137,511	National Grid PLC (Multi-Utilities)	1,626
5,049	Next PLC (Multiline Retail)(a)	489
17,550	Ocado Group PLC (Internet & Direct Marketing Retail)(a)	549
16,942	Pearson PLC (Media)	158
14,218	Persimmon PLC (Household Durables)	538
27,727	Prudential PLC (Insurance)	511
39,125	RecKitt Benckiser Group PLC (Household Products)	3,500
108,450	RELX PLC (Professional Services)	2,658
70,222	Rentokil Initial PLC (Commercial Services & Supplies)(a)	489
66,751	Rio Tinto PLC (Metals & Mining)	4,992
79,314	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	121
156,719	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	2,781
141,622	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	2,439
76,871	RSA Insurance Group PLC (Insurance)	712
3,268	Schroders PLC (Capital Markets)	149
41,641	Segro PLC (Equity Real Estate Investment Trusts)	539
8,382	Severn Trent PLC (Water Utilities)	263
6,462	Smith & Nephew PLC (Health Care Equipment & Supplies)	133
12,142	Smiths Group PLC (Industrial Conglomerates)	250
2,797	Spirax-Sarco Engineering PLC (Machinery)	432
44,660	SSE PLC (Electric Utilities)	916
9,471	St. James Place PLC (Capital Markets)	147
37,451	Standard Chartered PLC (Banks)	239
39,246	Standard Life Aberdeen PLC (Diversified Financial Services)	151
582,105	Tesco PLC (Food & Staples Retailing)	1,841
12,537	The Sage Group PLC (Software)	100
18,373	The Weir Group PLC (Machinery)(a)	500

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
62,331	Unilever PLC (Personal Products)	$3,774
53,057	Unilever PLC (Personal Products)	3,186
10,568	United Utilities Group PLC (Water Utilities)	129
183,205	Vodafone Group PLC (Wireless Telecommunication Services)	303
7,653	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	324
470,840	William Morrison Supermarkets PLC (Food & Staples Retailing)	1,142
		77,767
	United States — 0.04%
12,203	Bausch Health Companies, Inc. (Pharmaceuticals)(a)	253
	Total Common Stocks	651,661
	Preferred Stocks — 0.49%
	Germany — 0.49%
3,034	Henkel AG & Co. KGAA — Preferred (Household Products)	342
1,461	Sartorius AG — Preferred (Health Care Equipment & Supplies)	613
12,574	Volkswagen AG — Preferred (Automobiles)	2,341
	Total Preferred Stocks	3,296
Shares	Security Description	Value (000)
	Right — 0.00%
	Spain — 0.00%
42,697	Repsol SA 01/11/21 (Oil, Gas & Consumable Fuels)	$15
	Total Right	15
	Investment Companies — 1.34%
10	Dreyfus Treasury Securities Cash Management, Institutional Shares, 0.01%(c)	—
8,974,297	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(c)	8,974
	Total Investment Companies	8,974
	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	141
	Total Investments (cost $458,429) — 99.22%	664,087
	Other assets in excess of liabilities — 0.78%	5,237
	Net Assets — 100.00%	$669,324

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Security was valued using significant unobservable inputs as of December 31, 2020.

(c)	The rate disclosed is the rate in effect on December 31, 2020.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The International Equity Portfolio	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	97.37%	—	97.37%
Preferred Stocks	0.49%	—	0.49%
Right	0.00%	—	0.00%
Investment Companies	1.34%	—	1.34%
Purchased Options on Futures	0.02%	—	0.02%
Other Assets (Liabilities)	0.48%	0.30%	0.78%
Total Net Assets	99.70%	0.30%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	70	3/19/21	$7,458	$138
			$7,458	$138
	Total Unrealized Appreciation			$138
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$138

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	22	$3,410	$3,100.00	1/15/21	$(3)
E-Mini S&P 500 Future Option	Put	11	1,711	3,110.00	1/15/21	(1)
E-Mini S&P 500 Future Option	Put	11	1,854	3,370.00	1/29/21	(7)
E-Mini S&P 500 Future Option	Put	11	1,832	3,330.00	1/29/21	(6)
E-Mini S&P 500 Future Option	Put	11	1,826	3,320.00	1/29/21	(6)
E-Mini S&P 500 Future Option	Put	22	3,685	3,350.00	1/29/21	(14)
E-Mini S&P 500 Future Option	Put	10	1,635	3,270.00	2/19/21	(10)
E-Mini S&P 500 Future Option	Put	11	1,782	3,240.00	2/19/21	(10)
E-Mini S&P 500 Future Option	Put	11	1,771	3,220.00	2/19/21	(9)
E-Mini S&P 500 Future Option	Put	22	3,652	3,320.00	2/19/21	(25)
E-Mini S&P 500 Future Option	Put	22	3,762	3,420.00	2/26/21	(42)
E-Mini S&P 500 Future Option	Put	9	1,440	3,200.00	2/26/21	(9)
E-Mini S&P 500 Future Option	Put	22	3,652	3,320.00	3/19/21	(47)
						$(189)

Exchanged-traded options on futures contacts purchased as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	11	$1,870	$3,400.00	1/15/21	$3
E-Mini S&P 500 Future Option	Put	11	1,953	3,550.00	1/29/21	16
E-Mini S&P 500 Future Option	Put	11	1,964	3,570.00	2/19/21	30
E-Mini S&P 500 Future Option	Put	11	2,008	3,650.00	2/26/21	43
E-Mini S&P 500 Future Option	Put	11	1,980	$3,600.00	3/19/21	49
						$141

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 62.18%
	Australia — 4.50%
11,334	Afterpay Ltd. (IT Services)(a)	$1,030
33,909	AGL Energy Ltd. (Multi-Utilities)	312
182,366	AMP Ltd. (Diversified Financial Services)	219
13,251	Ampol Ltd. (Oil, Gas & Consumable Fuels)	290
62,613	APA Group (Gas Utilities)	466
30,497	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	729
10,389	ASX Ltd. (Capital Markets)	577
103,636	Aurizon Holdings Ltd. (Road & Rail)	312
98,249	AusNet Services (Electric Utilities)	133
152,069	Australia & New Zealand Banking Group Ltd. (Banks)	2,661
159,116	BHP Billiton Ltd. (Metals & Mining)	5,205
114,343	BHP Group Ltd. (Metals & Mining)	3,010
26,827	BlueScope Steel Ltd. (Metals & Mining)	361
84,043	Brambles Ltd. (Commercial Services & Supplies)	687
5,154	CIMIC Group Ltd. (Construction & Engineering)(a)	97
26,894	Coca-Cola Amatil Ltd. (Beverages)	268
3,610	Cochlear Ltd. (Health Care Equipment & Supplies)	526
73,042	Coles Group Ltd. (Food & Staples Retailing)	1,021
95,575	Commonwealth Bank of Australia (Banks)	6,049
25,832	Computershare Ltd. (IT Services)	291
19,764	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	147
24,540	CSL Ltd. (Biotechnology)	5,356
58,182	Dexus (Equity Real Estate Investment Trusts)	422
85,923	Evolution Mining Ltd. (Metals & Mining)	330
91,579	Fortescue Metals Group Ltd. (Metals & Mining)	1,654
88,997	Goodman Group (Equity Real Estate Investment Trusts)	1,296
135,687	Insurance Australia Group Ltd. (Insurance)	492
38,658	LendLease Group (Real Estate Management & Development)(b)	390
18,365	Macquarie Group Ltd. (Capital Markets)	1,960
6,771	Magellan Financial Group Ltd. (Capital Markets)	280
146,142	Medibank Private Ltd. (Insurance)	339
208,758	Mirvac Group (Equity Real Estate Investment Trusts)	425
178,079	National Australia Bank Ltd. (Banks)	3,102
43,566	Newcrest Mining Ltd. (Metals & Mining)	866
39,271	Northern Star Resources Ltd. (Metals & Mining)	384
21,468	Orica Ltd. (Chemicals)	251
93,460	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	343
53,562	Qantas Airways Ltd. (Airlines)	200
Shares	Security Description	Value (000)
	Australia (continued)
80,240	QBE Insurance Group Ltd. (Insurance)	$528
10,044	Ramsay Health Care Ltd. (Health Care Providers & Services)	481
2,796	REA Group Ltd. (Interactive Media & Services)	321
19,939	Rio Tinto Ltd. (Metals & Mining)	1,749
93,960	Santos Ltd. (Oil, Gas & Consumable Fuels)	454
278,000	Scentre Group (Equity Real Estate Investment Trusts)	595
17,748	SEEK Ltd. (Professional Services)	390
23,949	Sonic Healthcare Ltd. (Health Care Providers & Services)	594
260,011	South32 Ltd. (Metals & Mining)	495
126,527	Stockland (Equity Real Estate Investment Trusts)	408
71,092	Suncorp Group Ltd. (Insurance)	533
69,588	Sydney Airport (Transportation Infrastructure)(a)	344
117,482	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	353
220,896	Telstra Corp. Ltd. (Diversified Telecommunication Services)	507
103,369	The GPT Group (Equity Real Estate Investment Trusts)	359
19,694	TPG Telecom Ltd. (Diversified Telecommunication Services)(a)	110
146,842	Transurban Group (Transportation Infrastructure)	1,546
38,205	Treasury Wine Estates Ltd. (Beverages)	277
206,048	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	255
5,716	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	133
60,797	Wesfarmers Ltd. (Food & Staples Retailing)	2,362
195,553	Westpac Banking Corp. (Banks)	2,920
7,602	WiseTech Global Ltd. (Software)	180
51,937	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	910
67,652	Woolworths Group Ltd. (Food & Staples Retailing)	2,050
		61,335
	Austria — 0.11%
14,825	Erste Group Bank AG (Banks)(a)	452
7,815	OMV AG (Oil, Gas & Consumable Fuels)	315
7,855	Raiffeisen Bank International AG (Banks)(a)(b)	160
3,613	Verbund AG (Electric Utilities)	308
6,158	Voestalpine AG (Metals & Mining)	220
		1,455
	Belgium — 0.56%
9,474	Ageas SA (Insurance)	504
40,843	Anheuser-Busch InBev N.V. (Beverages)	2,845
2,938	Colruyt SA (Food & Staples Retailing)	174
1,639	Elia Group SA/NV (Electric Utilities)(b)	195

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Belgium (continued)
2,231	Galapagos N.V. (Biotechnology)(a)(b)	$219
6,159	Groupe Bruxelles Lambert SA (Diversified Financial Services)	621
13,679	KBC Group N.V. (Banks)(a)	957
8,072	Proximus SADP (Diversified Telecommunication Services)	160
818	Sofina SA (Diversified Financial Services)	277
3,933	Solvay SA, Class - A (Chemicals)	465
6,709	UCB SA (Pharmaceuticals)	692
10,460	Umicore SA (Chemicals)(b)	502
		7,611
	China — 0.05%
11,700	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	655
	Denmark — 1.58%
171	A.P. Moller - Maersk A/S, Class - A (Marine)	355
337	A.P. Moller - Maersk A/S, Class - B (Marine)	752
8,664	Ambu A/S, Class - B (Health Care Equipment & Supplies)	374
5,677	Carlsberg A/S, Class - B (Beverages)	909
5,597	Christian Hansen Holding A/S (Chemicals)(a)(b)	576
6,432	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	983
36,602	Danske Bank A/S (Banks)	605
5,857	Demant A/S (Health Care Equipment & Supplies)(a)	231
11,135	DSV PANALPINA A/S (Road & Rail)	1,865
3,502	Genmab A/S (Biotechnology)(a)(b)	1,416
6,795	GN Store Nord A/S (Health Care Equipment & Supplies)	543
4,018	H. Lundbeck A/S (Pharmaceuticals)	138
92,671	Novo Nordisk A/S, Class - B (Pharmaceuticals)	6,490
11,331	Novozymes A/S, B Shares (Chemicals)	650
10,213	Orsted A/S (Electric Utilities)(b)	2,085
5,307	Pandora A/S (Textiles, Apparel & Luxury Goods)	593
397	ROCKWOOL International A/S, B Shares (Building Products)	148
8,704	Tryg A/S (Insurance)(b)	274
10,705	Vestas Wind Systems A/S (Electrical Equipment)	2,530
		21,517
	Finland — 0.76%
7,548	Elisa Oyj (Diversified Telecommunication Services)	414
23,569	Fortum Oyj (Electric Utilities)	567
15,367	Kesko Oyj, Class - B (Food & Staples Retailing)	395
18,340	Kone Oyj, Class - B (Machinery)	1,489
22,871	Neste Oyj (Oil, Gas & Consumable Fuels)	1,653
Shares	Security Description	Value (000)
	Finland (continued)
303,646	Nokia Oyj (Communications Equipment)(a)	$1,169
174,999	Nordea Bank Abp (Banks)(a)(b)	1,430
5,580	Orion Oyj, Class - B (Pharmaceuticals)	256
25,755	Sampo Oyj, Class - A (Insurance)	1,088
30,871	Stora Enso Oyj, R Shares (Paper & Forest Products)	590
28,892	UPM-Kymmene Oyj (Paper & Forest Products)	1,075
23,550	Wartsila Oyj Abp (Machinery)	234
		10,360
	France — 6.45%
10,054	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	364
1,575	Aeroports de Paris (Transportation Infrastructure)(a)	204
25,594	Air Liquide SA (Chemicals)	4,197
13,250	Alstom SA (Machinery)(a)(b)	754
3,218	Amundi SA (Capital Markets)(b)	263
3,660	Arkema SA (Chemicals)	418
5,215	Atos SE (IT Services)(a)	476
103,676	AXA SA (Insurance)	2,470
2,198	BioMerieux (Health Care Equipment & Supplies)	310
60,877	BNP Paribas SA (Banks)(a)	3,205
46,827	Bollore SA (Air Freight & Logistics)	193
12,093	Bouygues SA (Construction & Engineering)	497
15,589	Bureau Veritas SA (Professional Services)(b)	414
8,705	Capgemini SE (IT Services)	1,349
33,424	Carrefour SA (Food & Staples Retailing)	573
9,109	CNP Assurances (Insurance)	147
27,999	Compagnie de Saint-Gobain (Building Products)(a)	1,283
9,191	Compagnie Generale des Etablissements Michelin (Auto Components)	1,179
2,980	Covivio (Equity Real Estate Investment Trusts)	274
61,232	Credit Agricole SA (Banks)	772
33,094	Danone SA (Food Products)	2,173
133	Dassault Aviation SA (Aerospace & Defense)(a)(b)	146
7,137	Dassault Systemes SE (Software)	1,448
13,274	Edenred (Commercial Services & Supplies)	752
4,675	Eiffage SA (Construction & Engineering)(b)	451
32,940	Electricite de France SA (Electric Utilities)(a)	519
98,663	Engie SA (Multi-Utilities)	1,509
15,248	EssilorLuxottica SA (Health Care Equipment & Supplies)	2,375
2,086	Eurazeo SE (Diversified Financial Services)(a)	141
4,809	Faurecia SE (Auto Components)(a)	246
2,433	Gecina SA (Equity Real Estate Investment Trusts)(b)	375
23,349	Getlink SE (Transportation Infrastructure)	405

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
1,692	Hermes International (Textiles, Apparel & Luxury Goods)	$1,818
785	Iliad SA (Diversified Telecommunication Services)(b)	161
2,001	Ipsen SA (Pharmaceuticals)	166
4,061	Kering SA (Textiles, Apparel & Luxury Goods)	2,948
10,440	Klepierre SA (Equity Real Estate Investment Trusts)	235
4,561	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(b)	208
14,369	Legrand SA (Electrical Equipment)	1,281
13,517	L’Oreal SA (Personal Products)	5,132
14,974	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	9,344
50,196	Natixism SA (Capital Markets)(a)	171
107,918	Orange SA (Diversified Telecommunication Services)(b)	1,283
2,743	Orpea (Health Care Providers & Services)(a)(b)	360
11,389	Pernod Ricard SA (Beverages)	2,181
31,210	Peugeot SA (Automobiles)(a)	852
12,022	Publicis Groupe SA (Media)	599
1,208	Remy Cointreau SA (Beverages)^	225
10,200	Renault SA (Automobiles)(a)(b)	446
17,190	Safran SA (Aerospace & Defense)(a)	2,435
61,176	Sanofi (Pharmaceuticals)	5,881
1,467	Sartorius Stedim Biotech (Life Sciences Tools & Services)	522
29,075	Schneider Electric SE (Electrical Equipment)(b)	4,202
8,414	SCOR SE (Insurance)(a)	272
1,201	SEB SA (Household Durables)	219
43,021	Societe Generale SA (Banks)	895
4,695	Sodexo SA (Hotels, Restaurants & Leisure)	397
18,339	Suez SA (Multi-Utilities)	363
3,180	Teleperformance (Professional Services)	1,054
5,654	Thales SA (Aerospace & Defense)	517
136,070	TOTAL SA (Oil, Gas & Consumable Fuels)	5,867
4,802	UbiSoft Entertainment SA (Entertainment)(a)	462
7,343	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	579
12,151	Valeo SA (Auto Components)	479
28,598	Veolia Environnement SA (Multi-Utilities)	699
28,188	Vinci SA (Construction & Engineering)	2,802
44,854	Vivendi SA (Entertainment)	1,446
1,423	Wendel SE (Diversified Financial Services)	171
12,774	Worldline SA (IT Services)(a)(b)	1,234
		87,788
Shares	Security Description	Value (000)
	Germany — 5.50%
10,299	adidas AG (Textiles, Apparel & Luxury Goods)(a)	$3,747
22,532	Allianz SE (Insurance)	5,525
55,794	Aroundtown SA (Real Estate Management & Development)(b)	417
49,667	BASF SE (Chemicals)	3,926
53,188	Bayer AG, Registered Shares (Pharmaceuticals)	3,128
17,896	Bayerische Motoren Werke AG (Automobiles)	1,579
1,548	Bechtle AG (IT Services)	337
5,349	Beiersdorf AG (Personal Products)	617
8,199	Brenntag AG (Trading Companies & Distributors)	634
2,136	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	284
53,166	Commerzbank AG (Banks)(a)	342
5,837	Continental AG (Auto Components)	864
10,162	Covestro AG (Chemicals)(b)	627
45,894	Daimler AG (Automobiles)	3,240
7,021	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	1,090
107,264	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	1,173
10,189	Deutsche Boerse AG (Capital Markets)	1,733
15,967	Deutsche Lufthansa AG, Registered Shares (Airlines)^(a)	211
53,036	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	2,624
180,380	Deutsche Telekom AG (Diversified Telecommunication Services)	3,295
18,493	Deutsche Wohnen SE (Real Estate Management & Development)	987
120,564	E.ON SE (Multi-Utilities)	1,335
11,128	Evonik Industries AG (Chemicals)	363
11,683	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	973
22,639	Fresenius SE & Co. KGAA (Health Care Providers & Services)	1,047
8,141	GEA Group AG (Machinery)	291
3,200	Hannover Rueckversicherung SE (Insurance)	509
7,897	HeidelbergCement AG (Construction Materials)	591
8,180	HelloFresh SE (Internet & Direct Marketing Retail)(a)	631
5,515	Henkel AG & Co. KGAA (Household Products)	531
1,445	HOCHTIEF AG (Construction & Engineering)(b)	140
70,784	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	2,714
3,830	KION Group AG (Machinery)(b)	333

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
3,979	Knorr-Bremse AG (Machinery)	$543
4,409	Lanxess AG (Chemicals)	338
3,773	LEG Immobilien AG (Real Estate Management & Development)	586
7,061	Merck KGAA (Pharmaceuticals)	1,211
2,817	MTU Aero Engines AG (Aerospace & Defense)	734
7,549	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	2,239
3,064	Nemetschek SE (Software)	226
5,223	Puma SE (Textiles, Apparel & Luxury Goods)(a)	589
294	Rational AG (Machinery)	273
35,001	RWE AG (Multi-Utilities)	1,478
56,357	SAP SE (Software)	7,381
5,710	Scout24 AG (Interactive Media & Services)(b)	468
41,309	Siemens AG, Registered Shares (Industrial Conglomerates)	5,930
21,327	Siemens Energy AG (Electric Utilities)(a)	782
14,645	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	751
6,827	Symrise AG (Chemicals)(b)	904
8,264	TeamViewer AG (Software)(a)(b)	442
55,254	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	152
10,681	Uniper SE (Independent Power and Renewable Electricity Producers)	368
5,973	United Internet AG (Diversified Telecommunication Services)(b)	251
1,723	Volkswagen AG (Automobiles)	358
28,313	Vonovia SE (Real Estate Management & Development)	2,066
8,408	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	935
		74,843
	Hong Kong — 1.98%
652,318	AIA Group Ltd. (Insurance)	7,995
16,310	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)(b)	215
196,195	BOC Hong Kong Holdings Ltd. (Banks)	595
91,400	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	302
588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(c)	—
137,200	CK Asset Holdings Ltd. (Real Estate Management & Development)	704
Shares	Security Description	Value (000)
	Hong Kong (continued)
145,910	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	$1,018
35,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	188
87,219	CLP Holdings Ltd. (Electric Utilities)	806
96,000	ESR Cayman, Ltd. (Real Estate Management & Development)(a)(b)	344
115,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	894
107,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	284
40,539	Hang Seng Bank Ltd. (Banks)	699
76,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	300
140,877	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	139
200,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	260
565,950	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	845
64,700	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	3,547
61,940	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	256
11,800	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	294
11,594	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	215
81,500	MTR Corp. Ltd. (Road & Rail)	456
81,310	New World Development Co. Ltd. (Real Estate Management & Development)	379
255,829	PCCW Ltd. (Diversified Telecommunication Services)(b)	154
76,368	Power Assets Holdings Ltd. (Electric Utilities)	414
128,660	Sands China Ltd. (Hotels, Restaurants & Leisure)	565
165,429	Sino Land Co. Ltd. (Real Estate Management & Development)	216
105,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	117
69,360	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	895
26,430	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	147
62,000	Swire Properties Ltd. (Real Estate Management & Development)	180
73,000	Techtronic Industries Co. Ltd. (Household Durables)	1,041
69,400	The Bank of East Asia Ltd. (Banks)	148
112,236	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,022

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
508,000	WH Group Ltd. (Food Products)(b)	$426
92,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	479
82,800	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)(a)	139
104,000	Xinyi Glass Holdings Ltd. (Auto Components)	290
		26,968
	Ireland (Republic of) — 0.65%
42,149	CRH PLC (Construction Materials)(b)	1,751
5,222	DCC PLC (Industrial Conglomerates)(b)	370
49,795	Experian PLC (Professional Services)	1,891
8,724	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	1,779
23,508	James Hardie Industries PLC (Construction Materials)(a)	692
8,602	Kerry Group PLC, Class - A (Food Products)	1,245
8,164	Kingspan Group PLC (Building Products)(a)	572
13,034	Smurfit Kappa Group PLC (Containers & Packaging)(b)	606
		8,906
	Isle of Man — 0.04%
30,923	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	479
	Israel — 0.39%
2,521	Azrieli Group Ltd. (Real Estate Management & Development)	160
60,224	Bank Hapoalim BM (Banks)	412
77,815	Bank Leumi Le (Banks)	459
6,177	Check Point Software Technologies Ltd. (Software)(a)	821
2,209	CyberArk Software Ltd. (Software)(a)	357
1,406	Elbit Systems Ltd. (Aerospace & Defense)	185
37,371	ICL Group Ltd. (Chemicals)(b)	190
1	Isracard Ltd. (Consumer Finance)	—
61,769	Israel Discount Bank Ltd., Class - A (Banks)	238
7,482	Mizrahi Tefahot Bank Ltd. (Banks)	173
3,383	Nice Ltd. (Software)(a)	949
59,477	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	574
2,938	Wix.com Ltd. (IT Services)(a)	734
		5,252
	Italy — 1.39%
7,118	Amplifon SpA (Health Care Providers & Services)(a)	296
59,838	Assicurazioni Generali SpA (Insurance)	1,042
27,120	Atlantia SpA (Transportation Infrastructure)(a)	487
30,820	Davide Campari-Milano N.V. (Beverages)	352
Shares	Security Description	Value (000)
	Italy (continued)
1,336	Diasorin SpA (Health Care Equipment & Supplies)	$278
439,594	Enel SpA (Electric Utilities)(b)	4,443
136,629	Eni SpA (Oil, Gas & Consumable Fuels)	1,427
6,811	Ferrari N.V. (Automobiles)	1,570
60,330	Fiat Chrysler Automobiles N.V. (Automobiles)(a)	1,080
32,335	FinecoBank Banca Fineco SpA (Banks)(a)	529
17,576	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	212
897,399	Intesa Sanpaolo SpA (Banks)(a)(b)	2,096
32,957	Mediobanca Banca di Credito Finanziario SpA (Banks)(a)	304
10,280	Moncler SpA (Textiles, Apparel & Luxury Goods)	630
24,179	Nexi SpA (IT Services)(a)(b)	483
27,724	Poste Italiane SpA (Insurance)(b)	282
12,806	Prusmian SpA (Electrical Equipment)	455
5,549	Recordati SpA (Pharmaceuticals)	307
107,850	Snam SpA (Oil, Gas & Consumable Fuels)	606
443,716	Telecom Italia SpA (Diversified Telecommunication Services)	205
319,861	Telecom Italia SpA (Diversified Telecommunication Services)	166
74,664	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	570
114,230	Unicredit SpA (Banks)	1,067
		18,887
	Japan — 15.84%
1,800	ABC-Mart, Inc. (Specialty Retail)	100
21,200	Acom Co. Ltd. (Consumer Finance)	91
10,600	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	794
35,800	Aeon Mall Co. Ltd. (Real Estate Management & Development)	1,174
5,400	Aeon Mall Co. Ltd. (Real Estate Management & Development)	89
10,265	AGC, Inc. (Building Products)	358
9,800	Air Water, Inc. (Chemicals)	174
8,600	Aisin Seiki Co. Ltd. (Auto Components)	258
24,800	Ajinomoto Co., Inc. (Food Products)	561
10,000	Alfresa Holdings Corp. (Health Care Providers & Services)	183
17,600	Amada Co. Ltd. (Machinery)	193
9,100	ANA Holdings, Inc. (Airlines)(b)	201
24,700	Asahi Group Holdings Ltd. (Beverages)^(b)	1,015
10,400	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	379
66,610	Asahi Kasei Corp. (Chemicals)	680
99,890	Astellas Pharma, Inc. (Pharmaceuticals)	1,542

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
7,000	Azbil Corp. (Electronic Equipment, Instruments & Components)	$382
10,900	Bandai Namco Holdings, Inc. (Leisure Products)	943
28,860	Bridgestone Corp. (Auto Components)^	946
11,800	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	243
4,600	Calbee, Inc. (Food Products)	139
54,747	Canon, Inc. (Technology Hardware, Storage & Peripherals)^	1,049
5,000	Capcom Co. Ltd. (Entertainment)	324
10,340	Casio Computer Co. Ltd. (Household Durables)	189
7,700	Central Japan Railway Co. (Road & Rail)	1,089
34,200	Chubu Electric Power Co. Inc. (Electric Utilities)	412
36,000	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,919
6,600	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	103
56,200	Concordia Financial Group Ltd. (Banks)	198
1,100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	178
5,400	CyberAgent, Inc. (Media)	371
12,939	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	232
5,400	Daifuku Co. Ltd. (Machinery)	667
58,500	Dai-ichi Life Holdings, Inc. (Insurance)	879
91,200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	3,124
13,400	Daikin Industries Ltd. (Building Products)	2,975
3,447	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	322
30,730	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	912
105	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	260
76,700	Daiwa Securities Group, Inc. (Capital Markets)	349
23,600	Denso Corp. (Auto Components)	1,401
11,470	Dentsu Group, Inc. (Media)^	341
1,600	Disco Corp. (Semiconductors & Semiconductor Equipment)	539
16,300	East Japan Railway Co. (Road & Rail)	1,087
13,400	Eisai Co. Ltd. (Pharmaceuticals)	957
167,378	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	601
10,400	FANUC Corp. (Machinery)	2,556
3,200	Fast Retailing Co. Ltd. (Specialty Retail)	2,867
7,300	Fuji Electric Co. Ltd. (Electrical Equipment)	263
19,710	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,038
10,650	Fujitsu Ltd. (IT Services)(b)	1,537
Shares	Security Description	Value (000)
	Japan (continued)
9,100	Fukuoka Financial Group, Inc. (Banks)	$162
232	GLP J-REIT (Equity Real Estate Investment Trusts)(b)	365
2,200	GMO Payment Gateway, Inc. (IT Services)	295
12,400	Hakuhodo DY Holdings, Inc. (Media)	170
7,400	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	423
12,600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	419
2,300	Harmonic Drive Systems, Inc. (Machinery)	205
1,200	Hikari Tsushin, Inc. (Specialty Retail)	281
15,200	Hino Motors Ltd. (Machinery)	129
1,780	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	270
2,700	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	160
5,700	Hitachi Construction Machinery Co. Ltd. (Machinery)	162
51,880	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	2,043
11,400	Hitachi Metals Ltd. (Metals & Mining)	173
87,354	Honda Motor Co. Ltd. (Automobiles)	2,435
2,700	Hoshizaki Corp. (Machinery)	248
20,300	HOYA Corp. (Health Care Equipment & Supplies)	2,806
16,100	Hulic Co. Ltd. (Real Estate Management & Development)^	177
6,000	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	280
10,459	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	230
7,800	Iida Group Holdings Co. Ltd. (Household Durables)	157
54,300	Inpex Corp. (Oil, Gas & Consumable Fuels)	292
29,270	Isuzu Motors Ltd. (Automobiles)	278
2,800	ITO EN Ltd. (Beverages)	177
72,258	ITOCHU Corp. (Trading Companies & Distributors)	2,075
5,100	ITOCHU Techno-Solutions Corp. (IT Services)	182
8,500	Japan Airlines Co. Ltd. (Airlines)(a)(b)	164
2,700	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	163
27,700	Japan Exchange Group, Inc. (Capital Markets)	708
21,500	Japan Post Bank Co. Ltd. (Banks)	176
83,560	Japan Post Holdings Co. Ltd. (Insurance)(b)	650
11,900	Japan Post Insurance Co. Ltd. (Insurance)(b)	243
70	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	404
139	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	253

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
64,927	Japan Tobacco, Inc. (Tobacco)^	$1,322
26,100	JFE Holdings, Inc. (Metals & Mining)(a)	250
10,833	JSR Corp. (Chemicals)	302
23,800	Kajima Corp. (Construction & Engineering)	319
7,100	Kakaku.com, Inc. (Interactive Media & Services)	195
9,400	Kansai Paint Co. Ltd. (Chemicals)	289
25,800	Kao Corp. (Personal Products)	1,992
86,700	KDDI Corp. (Wireless Telecommunication Services)	2,575
5,100	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	244
11,700	Keikyu Corp. (Road & Rail)	200
5,500	Keio Corp. (Road & Rail)	426
6,900	Keisei Electric Railway Co. Ltd. (Road & Rail)	233
9,800	Keyence Corp. (Electronic Equipment, Instruments & Components)	5,507
7,700	Kikkoman Corp. (Food Products)	534
9,100	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	398
44,410	Kirin Holdings Co. Ltd., Class - C (Beverages)^	1,047
2,600	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	318
6,600	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	203
2,700	Koei Tecmo Holdings Co., Ltd. (Entertainment)	165
5,900	Koito Manufacturing Co. Ltd. (Auto Components)	401
47,790	Komatsu Ltd. (Machinery)	1,304
5,000	Konami Holdings Corp. (Entertainment)	281
1,800	Kose Corp. (Personal Products)	307
56,600	Kubota Corp. (Machinery)^	1,234
16,949	Kuraray Co. Ltd. (Chemicals)^	180
5,200	Kurita Water Industries Ltd. (Machinery)	199
17,420	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,067
14,300	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	390
20,100	Kyushu Electric Power Co., Inc. (Electric Utilities)	173
7,950	Kyushu Railway Co. (Road & Rail)	171
4,000	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	469
2,626	Lawson, Inc. (Food & Staples Retailing)	122
11,900	Lion Corp. (Household Products)	288
14,145	Lixil Corp. (Building Products)	306
23,800	M3, Inc. (Health Care Technology)	2,246
11,900	Makita Corp. (Machinery)	596
87,571	Marubeni Corp. (Trading Companies & Distributors)	582
10,100	Marui Group Co. Ltd. (Multiline Retail)	177
Shares	Security Description	Value (000)
	Japan (continued)
30,150	Mazda Motor Corp. (Automobiles)	$202
3,500	McDonald’s Holdings Co. Ltd. (Hotels, Restaurants & Leisure)^	170
9,700	Medipal Holdings Corp. (Health Care Providers & Services)	182
6,100	MEIJI Holdings Co. Ltd. (Food Products)	429
4,900	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	217
19,300	MINEBEA MITSUMI, Inc. (Machinery)	383
15,100	MISUMI Group, Inc. (Machinery)	495
67,910	Mitsubishi Chemical Holdings Corp. (Chemicals)	411
72,540	Mitsubishi Corp. (Trading Companies & Distributors)	1,785
98,590	Mitsubishi Electric Corp. (Electrical Equipment)	1,487
64,700	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	1,038
8,400	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	193
16,997	Mitsubishi Heavy Industries Ltd. (Machinery)	520
661,982	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,924
21,400	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	103
87,866	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,608
9,750	Mitsui Chemicals, Inc. (Chemicals)	286
49,400	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	1,033
4,700	Miura Co. Ltd. (Machinery)	262
129,452	Mizuho Financial Group, Inc. (Banks)	1,639
6,700	MonotaRO Co. Ltd. (Trading Companies & Distributors)	341
23,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	718
30,800	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,780
6,000	Nabtesco Corp. (Machinery)	263
9,900	Nagoya Railroad Co. Ltd. (Road & Rail)	261
13,830	NEC Corp. (Technology Hardware, Storage & Peripherals)	742
26,800	Nexon Co. Ltd. (Entertainment)	825
13,900	NGK Insulators Ltd. (Machinery)	214
8,360	NGK Spark Plug Co. Ltd. (Auto Components)	143
4,400	NH Foods Ltd. (Food Products)	193
24,000	Nidec Corp. (Electrical Equipment)	3,017
8,300	Nihon M&A Center, Inc. (Professional Services)	555
6,100	Nintendo Co. Ltd. (Entertainment)	3,890
78	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)^(b)	451

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,900	Nippon Express Co. Ltd. (Road & Rail)	$262
7,800	Nippon Paint Holdings Co. Ltd. (Chemicals)	856
111	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	346
2,400	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	157
42,900	Nippon Steel Corp. (Metals & Mining)(a)(b)	552
69,040	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,769
8,100	Nippon Yusen Kabushiki Kaisha (Marine)	188
6,600	Nissan Chemical Corp. (Chemicals)	413
123,200	Nissan Motor Co. Ltd. (Automobiles)(a)	668
10,500	Nisshin Seifun Group, Inc. (Food Products)	167
3,400	Nissin Foods Holdings Co. Ltd. (Food Products)	291
4,300	Nitori Holdings Co. Ltd. (Specialty Retail)	901
8,460	Nitto Denko Corp. (Chemicals)	756
166,900	Nomura Holdings, Inc. (Capital Markets)	881
6,100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	135
225	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	322
17,020	Nomura Research Institute Ltd. (IT Services)	609
19,000	NSK Ltd. (Machinery)	165
33,500	NTT Data Corp. (IT Services)	458
34,500	Obayashi Corp. (Construction & Engineering)	297
3,700	Obic Co. Ltd. (IT Services)	743
15,600	Odakyu Electric Railway Co. Ltd. (Road & Rail)	490
45,800	Oji Paper Co. Ltd. (Paper & Forest Products)	260
63,000	Olympus Corp. (Health Care Equipment & Supplies)	1,377
10,100	OMRON Corp. (Electronic Equipment, Instruments & Components)	900
19,600	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	590
2,000	Oracle Corp. Japan (Software)	261
10,800	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	1,782
70,300	ORIX Corp. (Diversified Financial Services)	1,079
139	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	230
19,945	Osaka Gas Co. Ltd. (Gas Utilities)	408
5,800	OTSUKA Corp. (IT Services)	306
20,700	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	886
21,900	Pan Pacific International Holdings Corp. (Multiline Retail)	507
119,500	Panasonic Corp. (Household Durables)	1,378
5,000	PeptiDream, Inc. (Biotechnology)(a)	254
9,400	Persol Holdings Co. Ltd. (Professional Services)	169
6,100	Pigeon Corp. (Household Products)	251
4,900	Pola Orbis Holdings, Inc. (Personal Products)	99
Shares	Security Description	Value (000)
	Japan (continued)
45,700	Rakuten, Inc. (Internet & Direct Marketing Retail)	$440
73,500	Recruit Holdings Co. Ltd. (Professional Services)(b)	3,076
40,800	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	426
110,985	Resona Holdings, Inc. (Banks)	387
35,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	233
1,900	Rinnai Corp. (Household Durables)	220
4,670	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	452
12,700	Ryohin Keikaku Co. Ltd. (Multiline Retail)	259
19,100	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	310
12,600	SBI Holdings, Inc. (Capital Markets)	299
2,800	SCSK Corp. (IT Services)	160
11,300	Secom Co. Ltd. (Commercial Services & Supplies)	1,042
9,200	Sega Sammy Holdings, Inc. (Leisure Products)	145
11,500	Seibu Holdings, Inc. (Industrial Conglomerates)	113
14,869	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	221
19,300	Sekisui Chemical Co. Ltd. (Household Durables)	365
33,025	Sekisui House Ltd. (Household Durables)	672
40,730	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,443
17,000	SG Holdings Co. Ltd. (Air Freight & Logistics)	463
11,300	Sharp Corp. (Household Durables)(b)	171
11,800	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	458
1,400	Shimamura Co. Ltd. (Specialty Retail)	147
4,000	Shimano, Inc. (Leisure Products)	933
29,300	Shimizu Corp. (Construction & Engineering)	213
18,985	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,316
8,200	Shinsei Bank Ltd. (Banks)(b)	101
14,300	Shionogi & Co. Ltd. (Pharmaceuticals)	781
21,500	Shiseido Co. Ltd. (Personal Products)	1,486
3,100	SMC Corp. (Machinery)	1,890
154,854	Softbank Corp. (Wireless Telecommunication Services)	1,939
84,600	SoftBank Group Corp. (Wireless Telecommunication Services)	6,603
3,800	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	197
17,860	Sompo Holdings, Inc. (Insurance)	722
68,100	Sony Corp. (Household Durables)	6,785
4,900	Square Enix Holdings Co. Ltd. (Entertainment)	297

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
6,900	Stanley Electric Co. Ltd. (Auto Components)	$222
32,654	Subaru Corp. (Automobiles)	652
14,000	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	307
79,060	Sumitomo Chemical Co. Ltd. (Chemicals)	318
64,440	Sumitomo Corp. (Trading Companies & Distributors)	852
9,500	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	140
40,020	Sumitomo Electric Industries Ltd. (Auto Components)	530
12,800	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	567
69,903	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,159
18,500	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	569
16,400	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	505
3,800	Sundrug Co. Ltd. (Food & Staples Retailing)	152
7,400	Suntory Beverage & Food Ltd. (Beverages)	262
3,600	Suzuken Co. Ltd. (Health Care Providers & Services)	130
20,200	Suzuki Motor Corp. (Automobiles)	936
8,900	Sysmex Corp. (Health Care Equipment & Supplies)	1,069
28,600	T&D Holdings, Inc. (Insurance)	337
6,400	Taiheiyo Cement Corp. (Construction Materials)	160
10,150	Taisei Corp. (Construction & Engineering)	349
1,800	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	121
8,000	Taiyo Nippon Sanso Corp. (Chemicals)	148
85,345	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	3,104
6,900	TDK Corp. (Electronic Equipment, Instruments & Components)	1,039
9,450	Teijin Ltd. (Chemicals)	178
34,900	Terumo Corp. (Health Care Equipment & Supplies)	1,458
3,000	The Bank of Kyoto Ltd. (Banks)	156
28,100	The Chiba Bank Ltd. (Banks)	155
15,400	The Chugoku Electric Power Company, Inc. (Electric Utilities)	180
37,410	The Kansai Electric Power Co., Inc. (Electric Utilities)	353
22,500	The Shizuoka Bank Ltd. (Banks)	165
6,400	THK Co. Ltd. (Machinery)	206
11,900	TIS, Inc. (IT Services)	244
10,100	Tobu Railway Co. Ltd. (Road & Rail)	301
Shares	Security Description	Value (000)
	Japan (continued)
5,900	Toho Co. Ltd. (Entertainment)	$249
3,900	Toho Gas Co. Ltd. (Gas Utilities)	258
22,700	Tohoku Electric Power Co., Inc. (Electric Utilities)	187
33,940	Tokio Marine Holdings, Inc. (Insurance)	1,746
2,300	Tokyo Century Corp. (Diversified Financial Services)	182
76,800	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	202
8,060	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,998
32,500	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)(b)	173
20,000	Tokyo Gas Co. Ltd. (Gas Utilities)	462
26,500	Tokyu Corp. (Road & Rail)	329
13,900	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	196
73,600	Toray Industries, Inc. (Chemicals)	436
21,000	Toshiba Corp. (Industrial Conglomerates)	587
13,800	Tosoh Corp. (Chemicals)	215
7,500	TOTO Ltd. (Building Products)	450
4,700	Toyo Suisan Kaisha Ltd. (Food Products)	229
3,400	Toyoda Gosei Co. Ltd. (Auto Components)	99
7,800	Toyota Industries Corp. (Auto Components)	619
114,420	Toyota Motor Corp. (Automobiles)	8,819
11,300	Toyota Tsusho Corp. (Trading Companies & Distributors)	456
7,100	Trend Micro, Inc. (Software)^	408
2,000	Tsuruha Holdings, Inc. (Food & Staples Retailing)	284
22,100	Unicharm Corp. (Household Products)	1,048
157	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	194
11,600	USS Co. Ltd. (Specialty Retail)	234
5,000	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	189
8,900	West Japan Railway Co. (Road & Rail)	465
7,100	Yakult Honsha Co. Ltd. (Food Products)	358
38,500	Yamada Denki Co. Ltd. (Specialty Retail)	204
7,100	Yamaha Corp. (Leisure Products)	417
14,900	Yamaha Motor Co. Ltd. (Automobiles)^	304
16,400	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	418
6,400	Yamazaki Baking Co. Ltd. (Food Products)	107
13,100	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	651
12,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	241
140,800	Z Holdings Corp. (Interactive Media & Services)	851

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
5,800	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	$143
		215,671
	Jersey — 0.18%
540,245	Glencore PLC (Metals & Mining)(a)(b)	1,721
65,665	WPP PLC (Media)	718
		2,439
	Luxembourg — 0.15%
33,050	Altice Europe N.V. (Media)(a)(b)	215
38,039	ArcelorMittal SA (Metals & Mining)(a)	877
7,000	Eurofins Scientific SE (Life Sciences Tools & Services)(a)	587
20,348	SES SA (Media)(b)	192
25,058	Tenaris SA (Energy Equipment & Services)	203
		2,074
	Netherlands — 2.89%
22,447	ABN AMRO Group N.V. (Banks)(a)(b)	220
985	Adyen N.V. (IT Services)(a)(b)	2,292
97,388	AEGON N.V. (Insurance)	385
31,809	Airbus SE (Aerospace & Defense)(a)	3,488
10,424	Akzo Nobel N.V. (Chemicals)	1,119
2,460	Argenx SE (Biotechnology)(a)	727
22,954	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	11,147
54,303	CNH Industrial N.V. (Machinery)	685
5,755	EXOR N.V. (Diversified Financial Services)	466
6,114	Heineken Holding N.V., Class - A (Beverages)	575
13,924	Heineken N.V. (Beverages)	1,552
209,154	ING Groep N.V. (Banks)(a)	1,952
4,440	JDE Peet’s NV (Food Products)(a)	200
6,726	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)(b)	759
59,069	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,667
9,314	Koninklijke DSM N.V. (Chemicals)	1,602
189,574	Koninklijke KPN N.V. (Diversified Telecommunication Services)	576
49,036	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	2,622
3,731	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	196
15,948	NN Group N.V. (Insurance)(b)	692
26,389	Prosus N.V. (Internet & Direct Marketing Retail)(b)	2,848
12,249	QIAGEN N.V. (Life Sciences Tools & Services)(a)	635
6,323	Randstad N.V. (Professional Services)	411
Shares	Security Description	Value (000)
	Netherlands (continued)
34,788	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	$1,287
14,695	Wolters Kluwer N.V. (Professional Services)	1,240
		39,343
	New Zealand — 0.24%
40,673	a2 Milk Co. Ltd. (Food Products)(a)	353
70,205	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	383
30,489	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	723
36,145	Mercury NZ Ltd. (Electric Utilities)	170
68,003	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	363
21,226	Ryman Healthcare Ltd. (Health Care Providers & Services)	232
97,483	Spark New Zealand Ltd. (Diversified Telecommunication Services)	330
6,693	Xero Ltd. (Software)(a)	757
		3,311
	Norway — 0.37%
12,843	Adevinta ASA (Interactive Media & Services)(a)	216
50,316	DNB ASA (Banks)(a)	988
53,151	Equinor ASA (Oil, Gas & Consumable Fuels)	900
10,613	Gjensidige Forsikring ASA (Insurance)	237
23,325	Mowi ASA (Food Products)	520
71,365	Norsk Hydro ASA (Metals & Mining)	332
39,856	Orkla ASA (Food Products)	405
3,725	Schibsted ASA, Class - A (Media)(a)	159
5,201	Schibsted ASA, Class - B (Media)(a)	195
38,273	Telenor ASA (Diversified Telecommunication Services)	652
9,396	Yara International ASA (Chemicals)	391
		4,995
	Papua New Guinea — 0.02%
104,712	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	299
	Portugal — 0.11%
147,273	EDP - Energias de Portugal SA (Electric Utilities)	928
26,600	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	284
13,358	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	225
		1,437
	Singapore — 0.66%
169,238	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	381

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
240,194	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	$392
148,900	CapitaLand Ltd. (Real Estate Management & Development)	370
24,100	City Developments Ltd. (Real Estate Management & Development)	145
97,024	DBS Group Holdings Ltd. (Banks)	1,839
320,900	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	206
80,200	Keppel Corp. Ltd. (Industrial Conglomerates)	327
114,100	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	184
167,300	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)(b)	255
182,472	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,389
71,600	Singapore Airlines Ltd. (Airlines)(a)	232
42,700	Singapore Exchange Ltd. (Capital Markets)	300
82,800	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	239
433,240	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	757
104,380	Suntec REIT (Equity Real Estate Investment Trusts)	118
64,300	United Overseas Bank Ltd. (Banks)	1,099
24,600	United Overseas Land Group Ltd. (Real Estate Management & Development)	144
14,600	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	215
101,900	Wilmar International Ltd. (Food Products)	359
		8,951
	Spain — 1.52%
14,405	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	478
3,582	Aena SME SA (Transportation Infrastructure)(a)(b)	622
24,327	Amadeus IT Group SA (IT Services)	1,770
362,443	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,786
939,350	Banco Santander SA (Banks)(b)	2,912
190,446	CaixaBank SA (Banks)	489
17,124	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	1,027
13,208	Enagas SA (Oil, Gas & Consumable Fuels)(b)	290
16,855	Endesa SA (Electric Utilities)	460
25,974	Ferrovial SA (Construction & Engineering)	717
15,829	Grifols SA (Biotechnology)	462
326,006	Iberdrola SA (Electric Utilities)	4,660
58,544	Industria de Diseno Textil SA (Specialty Retail)	1,862
15,667	Naturgy Energy Group SA (Gas Utilities)	363
Shares	Security Description	Value (000)
	Spain (continued)
22,970	Red Electrica Corp. SA (Electric Utilities)	$471
78,948	Repsol SA (Oil, Gas & Consumable Fuels)	795
12,651	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)	511
272,657	Telefonica SA (Diversified Telecommunication Services)	1,081
		20,756
	Sweden — 1.98%
16,694	Alfa Laval AB (Machinery)(a)	459
53,953	Assa Abloy AB, B Shares (Building Products)	1,328
36,039	Atlas Copco AB, A Shares (Machinery)	1,846
21,126	Atlas Copco AB, B Shares (Machinery)	946
14,514	Boliden AB (Metals & Mining)	514
11,969	Electrolux AB, B Shares (Household Durables)	278
34,971	Epiroc AB, Class - A (Machinery)	636
20,694	Epiroc AB, Class - B (Machinery)	350
12,643	Equities AB (Capital Markets)	323
32,541	Essity AB, Class - B (Household Products)	1,047
8,521	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)(b)	865
5,781	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	301
42,632	Hennes & Mauritz AB, B Shares (Specialty Retail)(a)	892
15,229	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	1,388
22,176	Husqvarna AB (Household Durables)	288
5,337	ICA Gruppen AB (Food & Staples Retailing)	267
6,273	Industrivarden AB, A Shares (Diversified Financial Services)(a)(b)	209
8,420	Industrivarden AB, C Shares (Diversified Financial Services)	272
7,856	Investment AB Latour, Class - B (Industrial Conglomerates)	191
24,465	Investor AB, B Shares (Diversified Financial Services)	1,783
12,837	Kinnevik AB, Class - B (Diversified Financial Services)	649
4,033	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)(a)	216
9,862	Lundin Energy AB (Oil, Gas & Consumable Fuels)	267
16,548	Nibe Industrier AB, B Shares (Building Products)	543
61,053	Sandvik AB (Machinery)(a)	1,494
16,616	Securitas AB, B Shares (Commercial Services & Supplies)	268
86,366	Skandinaviska Enskilda Banken AB, Class - A (Banks)(a)	888

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
18,051	Skanska AB, B Shares (Construction & Engineering)	$460
20,200	SKF AB, B Shares (Machinery)	524
32,151	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)(a)	560
82,562	Svenska Handelsbanken AB, A Shares (Banks)(a)	829
48,057	Swedbank AB, A Shares (Banks)(a)	842
8,811	Swedish Match AB (Tobacco)	683
26,500	Tele2 AB, B Shares (Wireless Telecommunication Services)	350
156,684	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	1,860
137,402	Telia Co. AB (Diversified Telecommunication Services)(b)	567
77,340	Volvo AB, B Shares (Machinery)	1,824
		27,007
	Switzerland — 6.05%
98,753	ABB Ltd., Registered Shares (Electrical Equipment)	2,757
8,235	Adecco Group AG (Professional Services)	550
26,393	Alcon, Inc. (Health Care Equipment & Supplies)(a)	1,754
2,460	Baloise Holding AG, Registered Shares (Insurance)	438
1,598	Banque Cantonale Vaudoise, Registered Shares (Banks)	174
160	Barry Callebaut AG, Registered Shares (Food Products)	380
5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	499
60	Chocoladefabriken Lindt & Spruengli AG (Food Products)	585
10,569	Clariant AG, Registered Shares (Chemicals)	225
10,606	Coca-Cola HBC AG (Beverages)	345
27,995	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	2,533
133,114	Credit Suisse Group AG, Registered Shares (Capital Markets)	1,715
434	EMS-Chemie Holding AG (Chemicals)	418
1,997	Geberit AG, Registered Shares (Building Products)	1,251
495	Givaudan SA, Registered Shares (Chemicals)	2,087
11,877	Julius Baer Group Ltd. (Capital Markets)	684
2,866	Kuehne & Nagel International AG, Registered Shares (Marine)	650
Shares	Security Description	Value (000)
	Switzerland (continued)
28,284	LafargeHolcim Ltd., Registered Shares (Construction Materials)(b)	$1,554
8,972	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	871
3,991	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	2,565
155,012	Nestle SA, Registered Shares (Food Products)	18,263
119,723	Novartis AG, Registered Shares (Pharmaceuticals)	11,316
1,007	Partners Group Holding AG (Capital Markets)	1,183
37,873	Roche Holding AG (Pharmaceuticals)	13,223
2,161	Schindler Holding AG (Machinery)	582
1,068	Schindler Holding AG, Registered Shares (Machinery)	288
332	SGS SA, Registered Shares (Professional Services)(b)	1,002
7,611	Sika AG, Registered Shares (Chemicals)(b)	2,079
2,924	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)(b)	760
548	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	639
1,694	Swiss Life Holding AG (Insurance)	789
4,031	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	396
15,489	Swiss Re AG (Insurance)	1,459
1,374	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	741
3,573	Temenos AG, Registered Shares (Software)	499
2,792	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	148
1,536	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	419
196,465	UBS Group AG (Capital Markets)	2,769
2,414	Vifor Pharma AG (Pharmaceuticals)	379
8,091	Zurich Financial Services AG (Insurance)	3,414
		82,383
	United Kingdom — 8.21%
51,637	3i Group PLC (Capital Markets)	818
10,130	Admiral Group PLC (Insurance)	403
65,898	Anglo American PLC (Metals & Mining)	2,185
22,002	Antofagasta PLC (Metals & Mining)	433
23,923	Ashtead Group PLC (Trading Companies & Distributors)	1,125
18,905	Associated British Foods PLC (Food Products)(a)	585
70,806	AstraZeneca PLC (Pharmaceuticals)(b)	7,090
53,843	Auto Trader Group PLC (Interactive Media & Services)(b)	439

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
6,576	Aveva Group PLC (Software)	$288
215,438	Aviva PLC (Insurance)	958
173,911	BAE Systems PLC (Aerospace & Defense)	1,163
937,048	Barclays PLC (Banks)	1,879
54,037	Barratt Developments PLC (Household Durables)(a)	495
6,680	Berkeley Group Holdings PLC (Household Durables)	433
1,095,534	BP PLC (Oil, Gas & Consumable Fuels)	3,817
123,949	British American Tobacco PLC (Tobacco)	4,590
46,715	British Land Co. PLC (Equity Real Estate Investment Trusts)	312
490,092	BT Group PLC (Diversified Telecommunication Services)(a)	886
17,872	Bunzl PLC (Trading Companies & Distributors)	597
21,474	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(a)(b)	525
10,892	Coca-Cola European Partners PLC (Beverages)	543
96,254	Compass Group PLC (Hotels, Restaurants & Leisure)(b)	1,795
7,421	Croda International PLC (Chemicals)	669
126,264	Diageo PLC (Beverages)	4,968
72,964	Direct Line Insurance Group PLC (Insurance)	318
26,965	Evraz PLC (Metals & Mining)	174
12,253	Ferguson PLC (Trading Companies & Distributors)	1,488
9,076	Fresnillo PLC (Metals & Mining)	140
271,018	GlaxoSmithKline PLC (Pharmaceuticals)	4,973
20,146	Halma PLC (Electronic Equipment, Instruments & Components)	675
17,619	Hargreaves Lansdown PLC (Capital Markets)	367
9,617	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	331
1,099,679	HSBC Holdings PLC (Banks)	5,697
51,750	Imperial Brands PLC (Tobacco)	1,086
79,711	Informa PLC (Media)(a)	598
9,177	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	588
8,564	Intertek Group PLC (Professional Services)	661
93,942	J Sainsbury PLC (Food & Staples Retailing)	290
23,240	JD Sports Fashion PLC (Specialty Retail)(a)(b)	273
10,270	Johnson Matthey PLC (Chemicals)	341
111,974	Kingfisher PLC (Specialty Retail)(a)	414
37,379	Land Securities Group PLC (Equity Real Estate Investment Trusts)	344
326,385	Legal & General Group PLC (Insurance)	1,188
3,847,978	Lloyds Banking Group PLC (Banks)(a)	1,918
Shares	Security Description	Value (000)
	United Kingdom (continued)
17,176	London Stock Exchange Group PLC (Capital Markets)(b)	$2,115
137,967	M&G PLC (Diversified Financial Services)	373
257,810	Melrose Industries PLC (Electrical Equipment)	628
25,766	Mondi PLC (Paper & Forest Products)	606
188,004	National Grid PLC (Multi-Utilities)	2,224
256,710	Natwest Group PLC (Banks)(b)	588
7,055	Next PLC (Multiline Retail)(a)	684
25,914	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	810
40,739	Pearson PLC (Media)	379
16,924	Persimmon PLC (Household Durables)	640
31,371	Phoenix Group Holdings PLC (Insurance)	301
141,426	Prudential PLC (Insurance)	2,604
38,481	RecKitt Benckiser Group PLC (Household Products)	3,442
103,570	RELX PLC (Professional Services)	2,539
98,137	Rentokil Initial PLC (Commercial Services & Supplies)(a)	684
60,635	Rio Tinto PLC (Metals & Mining)	4,535
444,041	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	675
220,289	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	3,908
199,373	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	3,433
54,746	RSA Insurance Group PLC (Insurance)	507
6,597	Schroders PLC (Capital Markets)	301
63,891	Segro PLC (Equity Real Estate Investment Trusts)	829
12,627	Severn Trent PLC (Water Utilities)	395
47,969	Smith & Nephew PLC (Health Care Equipment & Supplies)	990
21,762	Smiths Group PLC (Industrial Conglomerates)	448
3,909	Spirax-Sarco Engineering PLC (Machinery)	604
56,359	SSE PLC (Electric Utilities)	1,156
28,390	St. James Place PLC (Capital Markets)	440
144,169	Standard Chartered PLC (Banks)	918
123,566	Standard Life Aberdeen PLC (Diversified Financial Services)	476
200,609	Taylor Wimpey PLC (Household Durables)(b)	455
525,567	Tesco PLC (Food & Staples Retailing)	1,662
57,925	The Sage Group PLC (Software)	461
78,173	Unilever PLC (Personal Products)	4,733
63,667	Unilever PLC (Personal Products)	3,823
36,185	United Utilities Group PLC (Water Utilities)	443
1,453,766	Vodafone Group PLC (Wireless Telecommunication Services)	2,404

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
10,696	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	$453
133,478	William Morrison Supermarkets PLC (Food & Staples Retailing)	324
		111,850
	Total Common Stocks	846,572
	Preferred Stocks — 0.35%
	Germany — 0.35%
2,997	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	202
3,688	FUCHS PETROLUB SE — Preferred (Chemicals)	209
9,747	Henkel AG & Co. KGAA — Preferred (Household Products)	1,099
8,126	Porsche Automobil Holding SE — Preferred (Automobiles)	560
1,887	Sartorius AG — Preferred (Health Care Equipment & Supplies)	792
9,961	Volkswagen AG — Preferred (Automobiles)	1,855
	Total Preferred Stocks	4,717
	Right — 0.00%
	Spain — 0.00%
78,948	Repsol SA 01/11/21 (Oil, Gas & Consumable Fuels)	27
	Total Right	27
Principal Amount (000)
	U.S. Treasury Obligation — 0.07%
$981	U.S. Treasury Bill, 0.07%, 2/25/21(d)(e)(f)	981
	Total U.S. Treasury Obligation	981
Shares
	Investment Companies — 34.72%
566,483	Aberdeen New Dawn Investment Trust PLC	2,510
8,968	Aberdeen Total Dynamic Dividend Fund	79
181,099	Aberforth Smaller Companies Trust PLC	3,090
354,273	Antipodes Global Investment Co. Ltd.	284
120,300	ASA Gold and Precious Metals, Ltd.	2,631
129,253	Baillie Gifford European Growth Trust PLC	2,527
1,618,559	Baillie Gifford UK Growth Fund PLC^	5,001
60,115	BlackRock World Mining Trust PLC	429
800,644	BMO Global Smaller Companies PLC	1,587
131,248	Calamos Long/Short Equity & Dynamic Income Trust	2,288
1,294,950	CC Japan Income & Growth Trust PLC	2,443
Shares	Security Description	Value (000)
	Investment Companies (continued)
8,210	Eaton Vance Tax-Advantaged Global Dividend Income Fund	$150
2,534	Eaton Vance Tax-Advantaged Global Dividend Opportunity Fund	64
579,383	Edinburgh Investment Trust PLC	4,325
677,360	European Assets Trust PLC	1,114
179,634	European Opportunities Trust PLC	1,791
2,594,940	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(g)	2,595
786,654	Fidelity European Values PLC	3,076
853,016	Fidelity Japan Trust PLC	2,572
93,279	First Trust Dynamic Europe Equity Income Fund	1,101
247,033	Genesis Emerging Markets Fund Ltd.	3,006
218,000	Henderson European Focus Trust PLC	4,322
157,145	Henderson EuroTrust PLC	3,207
490,098	Japan Smaller Capitalization Fund, Inc.	4,431
1,165,587	JPMorgan European Investment Trust PLC - Growth	4,797
839,000	JPMorgan European Investment Trust PLC - Income	1,546
890,405	JPMorgan European Smaller Companies Trust PLC	5,856
72,433	JPMorgan Indian Investment Trust PLC	685
469,246	JPMorgan Japan Smaller Companies Investment Trust, Ordinary Shares	3,850
443,618	JPMorgan Japanese Investment Trust PLC	4,434
83,012	Morgan Stanley China A Share Fund, Inc.	1,839
204,803	Murray Income Trust PLC	2,330
350,868	Neuberger Berman MLP and Energy Income Fund, Inc.	1,182
736,687	Oakley Capital Investments Ltd.	2,886
35,342	Pershing Square Holdings Fund Ltd.	1,239
2,445,411	Platinum Asia Investments Ltd.^	2,347
3,518,575	PM Capital Global Opportunities Fund Ltd.^	3,254
1,431,985	Polar Capital Global Financials Trust PLC^	2,780
685,890	Polar Capital Global Healthcare Trust PLC	2,279
2,431,800	Schroder Japan Growth Fund PLC	6,601
5,364,841	Schroder UK Public Private Trust PLC	2,274
350,760,328	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(g)	350,760
1,014,057	Strategic Equity Capital PLC	3,217
208,015	Temple Bar Investment Trust PLC	2,716
208,971	Templeton Emerging Markets Investment Trust PLC	2,714
88,900	The Mexico Fund, Inc.	1,214
142,739	The New Germany Fund, Inc.	2,717

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Investment Companies (continued)
265,251	TR European Growth Trust PLC	$4,660
	Total Investment Companies	472,800
	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	282
	Total Investments (cost $1,137,397) — 97.34%	1,325,379
	Other assets in excess of liabilities — 2.66%	36,251
	Net Assets — 100.00%	$1,361,630

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2020. The total value of securities on loan as of December 31, 2020, was $8,446 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2020.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued using significant unobservable inputs as of December 31, 2020.

(d)	Zero Coupon Security. Effective rate shown is as of December 31, 2020.

(e)	The rate disclosed represents effective yield at purchase.

(f)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(g)	The rate disclosed is the rate in effect on December 31, 2020.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The Institutional International Equity Portfolio	City of London Investment Management Company, Limited	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	—	62.18%	—	—	62.18%
Preferred Stocks	—	0.35%	—	—	0.35%
Right	—	0.00%	—	—	0.00%
U.S. Treasury Obligation	—	0.07%	—	—	0.07%
Investment Companies	9.13%	0.12%	25.46%	0.01%	34.72%
Purchased Options on Futures	—	—	0.02%	—	0.02%
Other Assets (Liabilities)	-0.12%	0.12%	2.16%	0.50%	2.66%
Total Net Assets	9.01%	62.84%	27.64%	0.51%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	3,555	3/19/21	$378,750	$6,816
			$378,750	$6,816
	Total Unrealized Appreciation			$6,816
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$6,816

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	44	$6,820	$3,100.00	1/15/21	$(5)
E-Mini S&P 500 Future Option	Put	22	3,421	3,110.00	1/15/21	(3)
E-Mini S&P 500 Future Option	Put	23	3,818	3,320.00	1/29/21	(13)
E-Mini S&P 500 Future Option	Put	44	7,370	3,350.00	1/29/21	(28)
E-Mini S&P 500 Future Option	Put	21	3,539	3,370.00	1/29/21	(14)
E-Mini S&P 500 Future Option	Put	21	3,497	3,330.00	1/29/21	(12)
E-Mini S&P 500 Future Option	Put	26	4,251	3,270.00	2/19/21	(25)
E-Mini S&P 500 Future Option	Put	23	3,726	3,240.00	2/19/21	(20)
E-Mini S&P 500 Future Option	Put	23	3,703	3,220.00	2/19/21	(19)
E-Mini S&P 500 Future Option	Put	44	7,304	3,320.00	2/19/21	(51)
E-Mini S&P 500 Future Option	Put	44	7,524	3,420.00	2/26/21	(84)
E-Mini S&P 500 Future Option	Put	26	4,160	3,200.00	2/26/21	(25)
E-Mini S&P 500 Future Option	Put	44	7,304	3,320.00	3/19/21	(94)
						$(393)

Exchanged-traded options on futures contacts purchased as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	23	$3,910	$3,400.00	1/15/21	$7
E-Mini S&P 500 Future Option	Put	22	3,905	3,550.00	1/29/21	32
E-Mini S&P 500 Future Option	Put	22	3,927	3,570.00	2/19/21	59
E-Mini S&P 500 Future Option	Put	22	4,015	3,650.00	2/26/21	87
E-Mini S&P 500 Future Option	Put	22	3,960	3,600.00	3/19/21	97
						$282

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 82.57%
	Bermuda — 0.13%
286,000	Alibaba Health Information Technology Ltd. (Health Care Technology)(a)	$845
1,039,733	Beijing Enterprises Water Group Ltd. (Water Utilities)(b)	418
		1,263
	Brazil — 3.95%
462,200	Ambev SA (Beverages)	1,393
39,400	B2W CIA Digital (Internet & Direct Marketing Retail)(a)	574
347,443	B3 SA - Brasil Bolsa Balcao (Capital Markets)	4,146
701,208	Banco Bradesco SA (Banks)	3,268
120,800	Banco do Brasil SA (Banks)	902
161,250	BB Seguridade Participacoes SA (Insurance)	920
108,500	BRF SA (Food Products)(a)	460
69,300	Centrais Electricas Brasileiras SA (Electric Utilities)	489
193,100	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	1,184
400,700	Itau Unibanco Holding SA (Banks)	2,440
133,700	JBS SA (Food Products)	609
107,100	Klabin SA (Containers & Packaging)	546
55,965	Localiza Rent A Car SA (Road & Rail)(b)	743
190,740	Lojas Renner SA (Multiline Retail)	1,599
462,500	Magazine Luiza SA (Multiline Retail)(b)	2,222
142,500	Natura & Co. Holding SA (Personal Products)(a)(b)	1,440
795,400	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	4,418
810,632	Raia Drogasil SA (Food & Staples Retailing)	3,908
108,800	Rumo SA (Road & Rail)(a)(b)	403
41,400	Suzano SA (Paper & Forest Products)(a)	467
260,400	Tim SA (Wireless Telecommunication Services)	735
235,200	Vale SA (Metals & Mining)	3,960
144,700	WEG SA (Machinery)	2,110
		38,936
	Cayman Islands — 0.77%
14,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	78
103,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,633
24,000	China Mengniu Dairy Co. Ltd. (Food Products)	145
480,000	Geely Automobile Holdings Ltd. (Automobiles)(b)	1,641
62,000	Kingsoft Corp. Ltd. (Software)(b)	400
19,035	New Oriental Education & Technology Group, Inc., ADR (Diversified Consumer Services)(a)	3,536
Shares	Security Description	Value (000)
	Cayman Islands (continued)
2,706	SINA Corp. (Interactive Media & Services)(a)	$115
		7,548
	Chile — 0.52%
18,008	Banco de Credito e Inversiones SA (Banks)	708
293,158	Empresas CMPC SA (Paper & Forest Products)	772
6,534,380	Enel Americas SA (Electric Utilities)	1,068
7,027,795	Enersis Chile SA (Electric Utilities)	547
541,322	S.A.C.I. Falabella (Multiline Retail)	2,006
		5,101
	China — 27.41%
263,765	360 Security Technology, Inc., Class - A (Software)	634
1,200	51Job, Inc., ADR (Professional Services)(a)	84
2,150,000	Agricultural Bank of China Ltd., H Shares (Banks)	788
118,000	Air China Ltd. (Airlines)	93
75,400	Air China Ltd. (Airlines)	86
56,000	AK Medical Holdings Ltd. (Health Care Equipment & Supplies)(b)	97
206,186	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail)(a)	47,985
314,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining)(a)	111
6,100	Autobio Diagnostics Co. Ltd., Class - A (Health Care Equipment & Supplies)	135
5,814	Autohome, Inc., ADR (Interactive Media & Services)	579
97,600	Avic Shenyang Aircraft Co. Ltd. (Aerospace & Defense)	1,167
29,466	Baidu, Inc., ADR (Interactive Media & Services)(a)	6,372
6,902,100	Bank of China Ltd., H Shares (Banks)	2,359
1,399,000	Bank of Communications Co. Ltd., H Shares (Banks)	740
3,400	Baozun, Inc., ADR (Internet & Direct Marketing Retail)(a)	117
4,000	BeiGene Ltd., ADR (Biotechnology)(a)	1,034
281,350	Beijing Dabeinong Technology Group Co. Ltd., Class - A (Food Products)	416
123,400	Beijing Shiji Information Technology Co. Ltd. (Software)	587
27,600	Beijing Tiantan Biological Products Corp. Ltd. (Biotechnology)	176
5,127	Bilibili, Inc., ADR (Entertainment)(a)	439
122,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	111
92,553	BYD Co. Ltd. (Automobiles)	2,750
19,000	BYD Co. Ltd., H Shares (Automobiles)	498

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
115,500	BYD Electronic International Co. Ltd. (Communications Equipment)^	$605
4,000	CanSino Biologics, Inc., Class - H (Pharmaceuticals)(a)(b)	91
44,100	Centre Testing International Group Co. Ltd. (Professional Services)	185
68,000	China Aoyuan Group Ltd. (Real Estate Management & Development)	66
432,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(b)	82
75,100	China Communications Construction Co. Ltd. (Construction & Engineering)	83
806,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	356
545,000	China Conch Venture Holdings Ltd. (Machinery)	2,651
13,306,350	China Construction Bank Corp., H Shares (Banks)	10,111
242,500	China COSCO Shipping Holdings Co. Ltd., H Shares (Marine)(a)	291
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	624
38,000	China Evergrande Group (Real Estate Management & Development)	73
174,000	China Galaxy Securities Co. Ltd., H Shares (Capital Markets)	109
607,000	China Huarong Asset Management Co. Ltd., H (Capital Markets)(b)	67
50,800	China International Capital Corp. Ltd. (Capital Markets)(a)(b)	138
7,500	China International Travel Service Corp. Ltd. (Hotels, Restaurants & Leisure)	324
864,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,906
22,400	China Literature Ltd. (Media)(a)(b)	176
27,000	China Merchants Bank Co. Ltd. (Banks)	181
468,000	China Merchants Bank Co. Ltd., H Shares (Banks)	2,958
25,310	China Mobile Ltd., ADR (Wireless Telecommunication Services)	722
436,500	China Mobile Ltd. (Wireless Telecommunication Services)(b)	2,489
285,000	China Molybdenum Co. Ltd. (Metals & Mining)	186
102,000	China National Building Material Co. Ltd., H Shares (Construction Materials)(b)	123
197,450	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)(a)	395

Shares	Security Description	Value (000)
	China (continued)
805,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	$361
748,000	China Resources Cement Holdings Ltd. (Construction Materials)(b)	835
845,152	China Resources Land Ltd. (Real Estate Management & Development)	3,488
902,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	972
697,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,314
162,000	China Southern Airlines Co. Ltd., H Shares (Airlines)(a)	97
1,652,000	China Tower Corp. Ltd. (Diversified Telecommunication Services)(b)	243
38,000	China Transinfo Technology Co. Ltd. (IT Services)	111
304,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(b)	1,052
12,400	Chongqing Brewery Co. Ltd. (Beverages)	226
485,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	198
13,500	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	305
192,000	CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	163
29,100	CITIC Securities Co. Ltd. (Capital Markets)	131
48,500	CITIC Securities Co. Ltd., H Shares (Capital Markets)	109
1,589,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	1,471
888,000	COSCO Shipping Holdings Co. Ltd. (Marine)(a)	1,658
786,000	Country Garden Holdings Co. (Real Estate Management & Development)(b)	1,087
130,678	Country Garden Services Holdings Co. Ltd., Series S (Commercial Services & Supplies)	884
28,500	CSC Financial Co. Ltd. (Capital Markets)	183
76,000	DA An Gene Co., Ltd. of Sun Yat-Sen University, Class - A (Biotechnology)	399
73,400	Dongfang Electric Corp. Ltd. (Electrical Equipment)	112
54,240	East Money Information Co. Ltd. (Capital Markets)	258
117,200	ENN Energy Holdings Ltd. (Gas Utilities)	1,720
30,223	Eve Energy Co. Ltd. (Electrical Equipment)	377
85,400	Fangda Carbon New Material Co. Ltd. (Electrical Equipment)(a)	92

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
133,400	Focus Media Information Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	$201
47,952	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	1,470
6,300	Fu Jian Anjoy Foods Co., Ltd., Class - A (Food Products)	186
25,400	Fujian Sunner Development Co. Ltd. (Food Products)	103
430,668	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	2,367
11,610	GDS Holdings Ltd., ADR (IT Services)(a)	1,087
78,000	Genscript Biotech Corp. (Life Sciences Tools & Services)(b)	113
85,000	GF Securities Co. Ltd., Class - H (Capital Markets)	120
164,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	564
4,077	GSX Techedu, Inc., ADR (Diversified Consumer Services)^(a)	211
598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	665
21,000	Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)(b)	162
45,900	Haitong Securities Co. Ltd. (Capital Markets)	90
88,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	79
183,500	Hebei Construction Group Corp., Ltd., Class - H (Construction & Engineering)	100
16,600	Hefei Meiya Optoelectronic Technology, Inc. (Machinery)	112
45,000	Hengli Petrochemical Co. Ltd. (Chemicals)	192
6,800	Hithink Royalflush Information Network Co. Ltd. (Capital Markets)	129
54,000	Hua Hong Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)(b)	306
25,200	Huadong Medicine Co. Ltd. (Health Care Providers & Services)	102
59,000	Huatai Securities Co. Ltd., Class - H (Capital Markets)(b)	93
2,500	Huazhu Group Ltd., ADR (Hotels, Restaurants & Leisure)	113
4,100	Huya, Inc., ADR (Entertainment)^(a)	82
100,900	Iflytek Co. Ltd. (Software)	631
7,640,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	4,957

Shares	Security Description	Value (000)
	China (continued)
492,300	Inner Mongolia Baotou Steel Union Co. Ltd. (Metals & Mining)(a)	$88
23,184	Inspur Electronic Information Industry Co. Ltd. (Technology Hardware, Storage & Peripherals)	95
7,700	Intco Medical Technology Co., Ltd., Class - A (Health Care Equipment & Supplies)	198
14,242	iQiyi, Inc., ADR (Entertainment)(a)	249
80,816	JD.com, Inc., ADR (Internet & Direct Marketing Retail)(a)	7,104
1,180,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,320
109,943	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)	1,875
271,600	Jiangxi Zhengbang Technology Co. Ltd. (Food Products)	708
98,300	Jinke Properties Group Co. Ltd. (Real Estate Management & Development)	107
1,500	JOYY, Inc., ADR (Interactive Media & Services)	120
14,100	Juewei Food Co. Ltd. (Food Products)	167
376,000	Kaisa Group Holdings Ltd. (Real Estate Management & Development)	186
34,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	143
277,000	Kingdee International Software Group Co. Ltd. (Software)	1,128
3,100	Kweichow Moutai Co. Ltd. (Beverages)	947
139,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	114
46,500	Lens Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	218
278,500	LI Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,915
131,819	Luxshare Precision Industry Co. Ltd. (Electrical Equipment)	1,131
113,500	Luye Pharma Group Ltd. (Pharmaceuticals)(b)	53
218,160	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)(a)	378
320,800	Meituan Dianping (Internet & Direct Marketing Retail)(a)	12,191
16,000	Microport Scientific Corp. (Health Care Equipment & Supplies)	87
38,055	Midea Group Co. Ltd., Class - A (Household Durables)	573
22,923	Momo, Inc., ADR (Interactive Media & Services)	320
72,700	Muyuan Foodstuff Co. Ltd. (Food Products)	857
61,400	Nanji E-Commerce Co. Ltd. (Media)	128

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
40,695	NetEase, Inc., ADR (Entertainment)	$3,898
22,400	New China Life Insurance Co. Ltd., H Shares (Insurance)(b)	87
86,557	NIO, Inc., ADR (Automobiles)(a)	4,219
5,300	Noah Holdings Ltd., ADR (Capital Markets)(a)	253
150,400	Oceanwide Holdings Co. Ltd. (Real Estate Management & Development)	75
77,290	O-FILM Tech Co. Ltd. (Electronic Equipment, Instruments & Components)	156
16,800	Ovctek China, Inc. (Health Care Equipment & Supplies)	211
111,600	Perfect World Co. Ltd., Class - A (Entertainment)	503
1,790,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	554
30,485	Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail)(a)	5,416
1,309,266	Ping An Insurance Group Company of China Ltd. (Insurance)	16,045
230,400	Rongsheng Petro Chemical Co. Ltd., Class - A (Chemicals)	972
53,500	SDIC Capital Co. Ltd. (Capital Markets)	113
142,000	Seazen Group Ltd. (Real Estate Management & Development)	118
255,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment)(a)	727
120,299	Shandong Buchang Pharmaceuticals Co. Ltd., Class - A (Pharmaceuticals)	424
10,300	Shandong Pharmaceutical Glass Co., Ltd., Class - A (Health Care Equipment & Supplies)	79
26,900	Shandong Sinocera Functional Material Co. Ltd. (Chemicals)	186
136,100	Shanghai Electric Group Co. Ltd. (Electrical Equipment)(a)	112
921,300	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	1,624
43,600	Shanghai Zhangjiang High-Tech Park Development Co. (Real Estate Management & Development)	114
82,200	Shanxi Meijin Energy Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	84
41,500	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (Pharmaceuticals)	109
50,100	Shenzhen Kangtai Biological Products Co. Ltd. (Biotechnology)	1,336

Shares	Security Description	Value (000)
	China (continued)
222,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)(b)	$709
26,100	Sichuan Kelun Pharmaceutical Co. Ltd. (Pharmaceuticals)	78
54,000	Sinotruk Hong Kong Ltd. (Machinery)	138
262,917	Songcheng Performance Development Co. Ltd., Class - A (Hotels, Restaurants & Leisure)	712
53,221	Spring Airlines Co. Ltd., Class - A (Airlines)	451
155,000	Sunac China Holdings Ltd. (Real Estate Management & Development)(b)	573
174,422	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	3,818
30,900	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	123
45,497	TAL Education Group, ADR (Diversified Consumer Services)(a)	3,253
640,799	Tencent Holdings Ltd. (Interactive Media & Services)(b)	46,620
15,400	Tencent Music Entertainment Group, ADR (Entertainment)(a)	296
207,300	The Pacific Securities Co. Ltd. (Capital Markets)(a)	129
94,200	Toly Bread Co. Ltd. (Food Products)	851
83,200	Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	170
89,000	Transfar Zhilian Co. Ltd. (Chemicals)	64
27,444	Trip.com Group Ltd., ADR (Internet & Direct Marketing Retail)(a)	926
30,940	Unisplendour Corp. Ltd., Class - A (Electronic Equipment, Instruments & Components)	97
34,096	Vipshop Holdings Ltd., ADR (Internet & Direct Marketing Retail)(a)	958
126,275	Walvax Biotechnology Co Ltd., Class - A (Biotechnology)	745
72,200	Wangsu Science & Technology Co. Ltd., Class - A (IT Services)	76
8,500	Weibo Corp., ADR (Interactive Media & Services)(a)	348
54,000	Weichai Power Co. Ltd. (Machinery)	108
50,500	Weichai Power Co. Ltd. (Machinery)	122
20,760	Wens Foodstuffs Group Co. Ltd. (Food Products)	58
52,700	Wuhan Guide Infrared Co. Ltd. (Electronic Equipment, Instruments & Components)	336

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
4,800	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	$214
27,600	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	79
174,000	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services)(a)(b)	2,308
849,600	Xiaomi Corp. (Technology Hardware, Storage & Peripherals)(a)(b)	3,639
51,700	Xinjiang Goldwind Science & Technology Co. Ltd. (Electrical Equipment)	113
98,000	Yadea Group Holdings, Ltd. (Automobiles)(b)	203
13,950	Yealink Network Technology Corp. Ltd. (Communications Equipment)	156
61,000	Yihai International Holdings (Food Products)	905
76,440	Yintai Gold Co. Ltd. (Metals & Mining)	101
59,576	Yonyou Network Technology Co. Ltd. (Software)	400
161,930	Yunda Holding Co. Ltd. (Air Freight & Logistics)	389
4,926	Zai Lab Ltd., ADR (Biotechnology)(a)	667
28,000	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,145
13,440	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	208
1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	924
48,300	Zhejiang Longsheng Group Co. Ltd. (Chemicals)	101
61,300	Zhejiang Semir Garment Co. Ltd. (Textiles, Apparel & Luxury Goods)	94
8,200	Zhejiang Supor Co. Ltd. (Household Durables)	98
75,900	Zheshang Securities Co. Ltd. (Capital Markets)	178
29,200	ZhongAn Online P&C Insurance Co. Ltd. (Insurance)^(a)(b)	136
15,300	Zhongji Innolight Co. Ltd. (Machinery)	119
63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	453
120,400	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	144
170,500	ZTE Corp. (Communications Equipment)	877
32,600	ZTE Corp., H Shares (Communications Equipment)	82
12,800	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	373
		270,111
	Colombia — 0.09%
1,312,007	Ecopetrol SA (Oil, Gas & Consumable Fuels)	863
	Czech Republic — 0.03%
96,212	Moneta Money Bank A/S (Banks)(a)(b)	305

Shares	Security Description	Value (000)
	Egypt — 0.06%
146,596	Commercial International Bank Egypt SAE (Banks)	$553
	Greece — 0.12%
71,369	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	1,149
	Hong Kong — 1.67%
452,009	AIA Group Ltd. (Insurance)	5,538
3,310,000	Alibaba Pictures Group Ltd. (Entertainment)(a)	410
38,000	China Education Group Holdings Ltd. (Diversified Consumer Services)	73
712,182	China Everbright International Ltd. (Commercial Services & Supplies)	402
58,000	China Everbright Ltd. (Capital Markets)	78
1,546,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	712
432,500	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	940
112,000	China State Construction International Holdings Ltd. (Construction & Engineering)	64
38,200	China Taiping Insurance Holdings Co. Ltd. (Insurance)(b)	69
288,000	China Youzan, Ltd. (Software)(a)	86
288,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)(b)	295
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)(b)	1,208
67,000	Fosun International Ltd. (Industrial Conglomerates)	105
62,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	80
179,000	Hengan International Group Co. Ltd. (Personal Products)	1,268
54,848	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	3,007
25,200	Hutchison China Meditech Ltd., ADR (Pharmaceuticals)(a)	807
88,500	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)	145
117,000	KWG Group Holdings Ltd. (Real Estate Management & Development)	160
124,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	117
735,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)(b)	711

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
1,048,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	$211
		16,486
	Hungary — 0.28%
10,516	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)(a)	78
28,568	OTP Bank Nyrt PLC (Banks)(a)	1,288
54,565	Richter Gedeon Nyrt (Pharmaceuticals)	1,370
		2,736
	India — 9.00%
54,236	Adani Green Energy, Ltd. (Independent Power and Renewable Electricity Producers)(a)	781
227,344	Adani Ports and Special Economic Zone Ltd. (Transportation Infrastructure)	1,505
319,100	Ambuja Cements Ltd. (Construction Materials)	1,087
7,976	Apollo Hospitals Enterprise (Health Care Providers & Services)	263
34,614	Aurobindo Pharma Ltd. (Pharmaceuticals)(b)	436
49,538	Avenue Supermarts Ltd. (Food & Staples Retailing)(a)(b)	1,874
387,549	Axis Bank Ltd. (Banks)(a)(b)	3,291
7,846	Bajaj Auto Ltd. (Automobiles)	370
32,970	Bajaj Finance Ltd. (Consumer Finance)(b)	2,389
5,884	Bajaj Finserv Ltd. (Insurance)	717
133,285	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	695
8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment)(a)(c)	—
513,160	Coal India Ltd. (Oil, Gas & Consumable Fuels)	951
77,246	Dr. Reddy’s Laboratories Ltd., ADR (Pharmaceuticals)	5,507
12,020	Eicher Motors Ltd. (Automobiles)(b)	416
479,732	GAIL India Ltd. (Gas Utilities)	809
133,690	HCL Technologies Ltd. (IT Services)	1,731
179,245	HDFC Bank Ltd. (Banks)(a)	3,524
41,468	Hero MotoCorp Ltd. (Automobiles)	1,765
31,793	Hindustan Unilever Ltd. (Household Products)(b)	1,042
381,629	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)(b)	13,365
775,273	ICICI Bank Ltd. (Banks)(a)(b)	5,677
260,255	Infosys Ltd. (IT Services)	4,473
11,749	Ipca Laboratories, Ltd. (Pharmaceuticals)	352
462,455	ITC Ltd. (Tobacco)(b)	1,323
374,872	Mahindra & Mahindra Ltd. (Automobiles)	3,698
554,358	NTPC Ltd. (Independent Power and Renewable Electricity Producers)(b)	754

Shares	Security Description	Value (000)
	India (continued)
562,281	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	$716
19,352	Pidilite Industries Ltd. (Chemicals)	468
275,551	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	7,488
136,393	Rural Electrification Corp. Ltd. (Diversified Financial Services)	250
4,624	Shree Cement Ltd. (Construction Materials)(b)	1,520
395,956	State Bank of India (Banks)(a)(b)	1,490
257,959	Tata Consultancy Services Ltd. (IT Services)	10,109
38,270	Tata Motors Ltd. (Automobiles)(a)	96
159,991	Tata Steel Ltd. (Metals & Mining)	1,409
19,873	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	426
18,266	Ultra Tech Cement Ltd. (Construction Materials)	1,322
222,144	United Spirits Ltd. (Beverages)(a)	1,758
382,804	Vedanta Ltd. (Metals & Mining)	846
302,493	Wipro Ltd. (IT Services)(b)	1,599
1,074,947	Yes Bank, Ltd. (Banks)(a)(b)	263
22,406	ZEE Entertainment Enterprises Ltd. (Media)(b)	69
		88,624
	Indonesia — 1.23%
345,000	Indah Kiat Pulp & Paper TBK (Paper & Forest Products)	256
1,184,400	PT Astra International Tbk (Automobiles)	508
1,223,771	PT Bank Central Asia Tbk (Banks)	2,951
3,856,600	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,145
1,875,600	PT Charoen Pokphand Indonesia Tbk (Food Products)	872
436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	450
2,093,700	PT Indofood Sukses Makmur Tbk (Food Products)	1,021
22,646,923	PT Kalbe Farma Tbk (Pharmaceuticals)	2,387
3,254,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	384
621,400	PT Semen Gresik (Persero) Tbk (Construction Materials)	550
4,571,250	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)(b)	1,078
251,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	476
		12,078
	Luxembourg — 0.02%
1,000	Globant SA (Software)(a)	218
	Malaysia — 1.16%
241,900	AMMB Holdings Berhad (Banks)	220
1,078,600	Dialog Group Berhad (Energy Equipment & Services)	926

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
281,400	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	$850
1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,496
777,500	IOI Corp. Berhad (Food Products)	845
49,900	Kossan Rubber Industries (Health Care Equipment & Supplies)	56
146,614	Malayan Banking Berhad (Banks)	309
581,500	Maxis Berhad (Wireless Telecommunication Services)(b)	730
600,100	Press Metal Aluminum Holdings (Metals & Mining)	1,252
95,000	Public Bank Berhad (Banks)	486
1,262,600	Ql Resources Berhad (Food Products)	1,823
558,900	Sime Darby Berhad (Industrial Conglomerates)	321
533,100	Sime Darby Plantation Berhad (Food Products)	662
34,653	Supermax Corp. Bhd (Health Care Equipment & Supplies)(a)	52
932,100	Top Glove Corp. Berhad (Health Care Equipment & Supplies)	1,418
		11,446
	Mexico — 1.74%
2,706,700	America Movil SAB de CV (Wireless Telecommunication Services)^	1,971
2,686,000	CEMEX SAB de CV (Construction Materials)(a)	1,387
271,500	Coca-Cola Femsa SAB de CV (Beverages)	1,249
156,300	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)(b)	177
50,073	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	3,794
121,430	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)(a)	2,009
363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	790
195,000	Grupo Financiero Banorte SAB de CV (Banks)(a)	1,078
516,245	Grupo Mexico SAB de CV, Series B (Metals & Mining)	2,183
255,700	Grupo Televisa SAB de CV (Media)(a)	421
576,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	985
479,325	Orbia Advance Corp SAB de CV (Chemicals)	1,126
		17,170
	Peru — 0.44%
74,356	Compania de Minas Buenaventura SA, ADR (Metals & Mining)(a)	906
19,938	Credicorp Ltd. (Banks)	3,270

Shares	Security Description	Value (000)
	Peru (continued)
700	Credicorp Ltd. (Banks)	$115
		4,291
	Philippines — 0.88%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)(b)	1,162
719,500	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	398
2,129,373	Metropolitan Bank & Trust Co. (Banks)	2,175
17,765	PLDT, Inc. (Wireless Telecommunication Services)	496
202,073	SM Investments Corp. (Industrial Conglomerates)	4,414
		8,645
	Poland — 0.25%
90,733	Bank Pekao SA (Banks)(a)(b)	1,487
3,287	CD Projekt SA (Entertainment)^(a)	242
3,670	KGHM Polska Miedz SA (Metals & Mining)(a)	180
42,368	Powszechny Zaklad Ubezpieczen SA (Insurance)(a)(b)	368
85,078	Telekomunikacja Polska SA (Diversified Telecommunication Services)(a)	150
		2,427
	Qatar — 0.48%
1,111,074	Industries Qatar QSC (Industrial Conglomerates)	3,318
125,342	Mesaieed Petrochemical Holding Co. (Chemicals)	70
172,497	Qatar National Bank (Banks)	845
427,550	The Commercial Bank of Qatar QSC (Banks)	517
		4,750
	Russia — 1.80%
766,150	Gazprom PJSC (Oil, Gas & Consumable Fuels)	2,211
280,855	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)	1,571
42,810	LUKOIL (Oil, Gas & Consumable Fuels)	3,001
23,471	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	1,601
8,073	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,319
11,677	Polymetal International PLC (Metals & Mining)	275
854	Polyus PJSC (Metals & Mining)	176
89,489	Sberbank of Russia PJSC, ADR (Banks)	1,299
113,164	Severstal, Registered Shares, GDR (Metals & Mining)	1,989
55,190	Tatneft PJSC, Class - S (Oil, Gas & Consumable Fuels)	384
1,493,866	The Moscow Exchange (Capital Markets)	3,235
814,600,000	VTB Bank PJSC (Banks)	417

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
3,147	Yandex NV, Class - A (Interactive Media & Services)(a)	$220
		17,698
	Saudi Arabia — 1.64%
63,145	Advanced Petrochemical Co. (Chemicals)	1,128
149,250	Al Rajhi Bank (Banks)	2,929
77,181	Banque Saudi Fransi (Banks)	650
16,955	Bupa Arabia For Cooperative Insurance Co. (Insurance)(a)	552
382,830	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development)(a)	883
205,974	Emaar Economic City (Real Estate Management & Development)(a)	506
15,003	Etihad Etisalat Co. (Wireless Telecommunication Services)(a)	115
105,859	National Commercial Bank (Banks)	1,223
172,781	Riyad Bank (Banks)	930
46,591	Sahara International Petrochemical Co. (Chemicals)	215
59,797	Saudi Arabian Fertilizer Co. (Chemicals)	1,285
98,341	Saudi Arabian Mining Co. (Metals & Mining)(a)	1,062
62,760	Saudi Basic Industries Corp. (Chemicals)	1,696
31,231	Saudi Industrial Investment Group (Chemicals)	228
127,544	Saudi Kayan Petrochemical Co. (Chemicals)(a)	486
48,506	Saudi Telecom Co. (Diversified Telecommunication Services)	1,371
71,146	The Saudi British Bank (Banks)(b)	469
37,378	The Savola Group (Food Products)	423
		16,151
	South Africa — 3.71%
8,100	Absa Group Ltd. (Banks)	66
14,895	Anglo American Platinum Ltd. (Metals & Mining)	1,464
59,086	AngloGold Ashanti Ltd. (Metals & Mining)	1,378
11,124	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)(a)	95
41,657	Bid Corp. Ltd. (Food & Staples Retailing)	746
6,139	Bidvest Group Ltd. (Industrial Conglomerates)	66
774	Capitec Bank Holdings Ltd. (Banks)(a)	75
190,110	Clicks Group Ltd. (Food & Staples Retailing)	3,270
258,348	Discovery Ltd. (Insurance)(b)	2,702
109,992	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)(b)	1,040
403,136	FirstRand Ltd. (Diversified Financial Services)(b)	1,401
23,283	Gold Fields Ltd. (Metals & Mining)(b)	218

Shares	Security Description	Value (000)
	South Africa (continued)
399,656	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)(b)	$342
3,537	Kumba Iron Ore Ltd. (Metals & Mining)	150
8,188	Mr. Price Group Ltd. (Specialty Retail)	95
286,830	MTN Group Ltd. (Wireless Telecommunication Services)	1,175
79,012	MultiChoice Group Ltd. (Media)	721
83,085	Naspers Ltd. (Media)	17,080
5,586	Nedbank Group Ltd. (Banks)(b)	49
65,767	Old Mutual Ltd. (Insurance)	53
43,185	Rand Merchant Investment Holdings Ltd. (Insurance)	94
7,269	Remgro Ltd. (Diversified Financial Services)	48
16,089	Sanlam Ltd. (Insurance)(b)	64
88,600	Sasol Ltd. (Chemicals)(a)	808
9,822	Shoprite Holdings Ltd. (Food & Staples Retailing)	94
455,387	Sibanye Stillwater Ltd. (Metals & Mining)	1,860
151,097	Standard Bank Group Ltd. (Banks)	1,308
22,743	Woolworths Holdings Ltd. (Multiline Retail)(b)	61
		36,523
	South Korea — 10.13%
12,369	AmorePacific Corp. (Personal Products)	2,345
7,158	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services)(a)(b)	1,074
6,930	Celltrion, Inc. (Biotechnology)(a)	2,291
4,889	CJ Cheiljedang Corp. (Food Products)	1,715
3,672	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)(a)	93
10,846	Dongbu Insurance Co. Ltd. (Insurance)(b)	437
7,304	E-Mart Co. Ltd. (Food & Staples Retailing)	1,019
7,366	Fila Korea Ltd. (Textiles, Apparel & Luxury Goods)	296
1,990	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	69
28,627	Hana Financial Group, Inc. (Banks)	909
2,925	Hankook Tire & Technology Co. Ltd. (Auto Components)	106
154,485	Hanon Systems (Auto Components)	2,312
3,248	HLB, Inc. (Leisure Products)(a)	277
5,698	Hotel Shilla Co. Ltd. (Specialty Retail)	432
23,284	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	803
8,959	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	188
6,702	Hyundai Mobis Co. Ltd. (Auto Components)	1,576
10,168	Hyundai Motor Co. Ltd. (Automobiles)	1,797
11,325	Industrial Bank of Korea (Banks)	92

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
40,398	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	$874
33,582	KB Financial Group, Inc. (Banks)(b)	1,342
32,204	Kia Motors Corp. (Automobiles)	1,850
52,858	Korea Electric Power Corp. (Electric Utilities)	1,333
9,376	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)(a)	936
28,976	KT&G Corp. (Tobacco)(b)	2,217
6,700	Kumho Petro Chemical Co. Ltd. (Chemicals)	894
2,798	LG Chem Ltd. (Chemicals)	2,123
35,797	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	611
630	LG Household & Health Care Ltd. (Personal Products)	940
849	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	143
65,000	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	565
9,633	Naver Corp. (Interactive Media & Services)	2,594
4,993	NCsoft Corp. (Entertainment)	4,280
88,865	Pan Ocean Co. Ltd. (Marine)(a)	411
10,702	POSCO (Metals & Mining)	2,680
6,713	POSCO Chemical Co. Ltd. (Construction Materials)	643
2,201	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)(a)(b)	1,674
7,320	Samsung Card Co. Ltd. (Consumer Finance)	219
6,353	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	1,041
394,231	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	29,398
54,624	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)(b)	666
18,120	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	3,127
3,196	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,848
1,471	Seegene, Inc. (Biotechnology)	261
1,688	Shin Poong Pharmaceutical Co., Ltd. (Pharmaceuticals)(a)	193
145,664	Shinhan Financial Group Co. Ltd. (Banks)	4,299
174	SK Chemicals Co., Ltd. (Chemicals)(a)	63
99,972	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	10,906
6,816	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,192

Shares	Security Description	Value (000)
	South Korea (continued)
12,594	SK Telecom Co. Ltd., ADR (Wireless Telecommunication Services)	$308
3,693	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	809
15,050	Woongjin Coway Co. Ltd. (Household Durables)(a)	1,007
57,981	Woori Financial Group, Inc. (Banks)	519
		99,797
	Taiwan — 10.75%
19,786	AdvanTech Co. Ltd. (Technology Hardware, Storage & Peripherals)	246
41,000	Airtac International Group (Machinery)	1,313
371,672	ASE Technology Holding Co. Ltd., Class - H (Semiconductors & Semiconductor Equipment)	1,075
462,971	Asia Cement Corp. (Construction Materials)	712
82,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	731
30,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	220
719,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	1,127
135,049	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	414
3,764,000	China Development Financial Holding Corp. (Banks)	1,246
172,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	667
1,359,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	1,001
1,659,037	E.Sun Financial Holding Co. Ltd. (Banks)	1,509
42,000	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	632
454,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	988
1,382,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	2,301
39,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	983
64,570	Highwealth Construction Corp. (Real Estate Management & Development)	105
106,461	Hiwin Technologies Corp. (Machinery)	1,457
560,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,834
399,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	200

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
625,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	$534
26,660	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	3,032
515,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	914
289,611	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	7,700
2,369,477	Mega Financial Holding Co. Ltd. (Banks)	2,512
58,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)(b)	179
52,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	683
20,000	Oneness Biotech Co., Ltd. (Pharmaceuticals)(a)	172
497,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,191
99,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	111
150,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	507
1,443,245	President Enterprises Corp. (Food Products)	3,467
286,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	823
268,920	Ruentex Development Co. Ltd. (Real Estate Management & Development)	392
572,474	Standard Foods Corp. (Food Products)	1,249
637,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,067
879,721	Taiwan Cement Corp. (Construction Materials)	1,352
151,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	532
2,917,797	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	55,040
176,243	The Shanghai Commercial & Savings Bank Ltd. (Banks)	258
39,000	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	320
42,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	517
238,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	246
1,094,155	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,208

Shares	Security Description	Value (000)
	Taiwan (continued)
477,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	$729
29,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	535
2,684,480	Yuanta Financial Holding Co. Ltd. (Capital Markets)	1,963
		105,994
	Thailand — 1.43%
183,700	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,079
379,300	Airports of Thailand PCL (Transportation Infrastructure)	788
28,500	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	113
691,100	Berli Jucker PCL (Food & Staples Retailing)	802
1,825,500	BTS Group Holdings PCL (Road & Rail)	567
171,633	Central Retail Corp.-Local (Multiline Retail)(a)	176
127,000	Delta Electronics Public Co. Ltd. - NVDR (Electronic Equipment, Instruments & Components)	1,189
45,500	Delta Electronics Thailand PCL - NVDR (Electronic Equipment, Instruments & Components)	738
688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	1,132
1,418,800	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	1,622
89,800	Indorama Ventures PCL - NVDR (Chemicals)	111
360,979	Kasikornbank Public Co. Ltd. (Banks)	1,363
1,724,700	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	639
682,900	Minor International PCL (Hotels, Restaurants & Leisure)(a)	587
123,100	Muangthai Capital PCL (Consumer Finance)	242
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	838
272,575	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	894
361,600	Siam Commercial Bank Public Co. Ltd. - NVDR (Banks)	1,056
98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	170
		14,106
	Turkey — 0.36%
173,530	Aselsan Elektronik Sanayi VE Ticaret A/S (Aerospace & Defense)	427
39,242	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	399

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
2,178,162	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	$2,163
68,200	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	137
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining)(a)	—
40,398	Turk Hava Yollari Anonim Ortakligi A/S (Airlines)(a)	70
167,030	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	362
		3,558
	United Arab Emirates — 0.21%
193,132	Abu Dhabi Commercial Bank PJSC (Banks)	326
488,800	Dubai Islamic Bank PJSC (Banks)	614
309,932	First Abu Dhabi Bank PJSC (Banks)	1,088
		2,028
	United Kingdom — 1.52%
372,880	Antofagasta PLC (Metals & Mining)	7,345
93,405	Mondi PLC (Paper & Forest Products)	2,182
90,662	Unilever PLC (Personal Products)	5,444
		14,971
	United States — 0.79%
1,028	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	1,722
6,800	Southern Copper Corp. (Metals & Mining)	443
97,999	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	5,595
		7,760
	Total Common Stocks	813,286
	Preferred Stocks — 0.93%
	Brazil — 0.50%
456,420	Banco Bradesco SA — Preferred (Banks)(b)	2,386
306,938	Companhia Energetica de Minas Gerais SA — Preferred (Electric Utilities)	860
24,400	Gerdau SA — Preferred (Metals & Mining)	115
139,733	Lojas Americanas SA — Preferred (Multiline Retail)(b)	707
152,900	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	834
		4,902
	Chile — 0.03%
5,610	Sociedad Quimica y Minera de Chile SA — Preferred, B Shares (Chemicals)	273
	South Korea — 0.40%
1,400	Hyundai Motor Co. Ltd. — Preferred (Automobiles)	114
Shares	Security Description	Value (000)
	South Korea (continued)
5,951	Hyundai Motor Co. Ltd. 2nd — Preferred (Automobiles)	$491
49,604	Samsung Electronics Co. Ltd. — Preferred (Technology Hardware, Storage & Peripherals)	3,361
		3,966
	Total Preferred Stocks	9,141
	Right — 0.00%
	South Korea — 0.00%
1,599	POSCO Chemical 01/15/21 (Construction Materials)(a)	45
	Total Right	45
Principal Amount (000)
	U.S. Treasury Obligation — 0.08%
$774	U.S. Treasury Bill, 0.07%, 2/25/21(d)(e)(f)	774
	Total U.S. Treasury Obligation	774
Shares
	Investment Companies — 8.77%
455,614	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(g)	456
85,970,297	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(g)	85,970
	Total Investment Companies	86,426
	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	218
	Total Investments (cost $676,251) — 92.37%	909,890
	Other assets in excess of liabilities — 7.63%	75,208
	Net Assets — 100.00%	$985,098

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2020. The total value of securities on loan as of December 31, 2020, was $708 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2020.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued using significant unobservable inputs as of December 31, 2020.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

(d)	Zero Coupon Security. Effective rate shown is as of December 31, 2020.

(e)	The rate disclosed represents effective yield at purchase.

(f)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(g)	The rate disclosed is the rate in effect on December 31, 2020.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The Emerging Markets Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	XY Investments (HK) Limited	Total
Common Stocks	64.38%	—	18.19%	—	82.57%
Preferred Stocks	0.93%	—	—	—	0.93%
Right	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	0.08%	—	—	—	0.08%
Investment Companies	0.78%	7.91%	0.08%	—	8.77%
Purchased Options on Futures	—	0.02%	—	—	0.02%
Other Assets (Liabilities)	0.00%	0.79%	-0.09%	6.93%	7.63%
Total Net Assets	66.17%	8.72%	18.18%	6.93%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	1,493	3/19/21	$96,164	$2,642
			$96,164	$2,642
	Total Unrealized Appreciation			$2,642
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$2,642

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	34	$5,270	$3,100.00	1/15/21	$(4)
E-Mini S&P 500 Future Option	Put	17	2,644	3,110.00	1/15/21	(2)
E-Mini S&P 500 Future Option	Put	17	2,865	3,370.00	1/29/21	(12)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	17	$2,831	$3,330.00	1/29/21	$(10)
E-Mini S&P 500 Future Option	Put	17	2,822	3,320.00	1/29/21	(9)
E-Mini S&P 500 Future Option	Put	34	5,695	3,350.00	1/29/21	(21)
E-Mini S&P 500 Future Option	Put	16	2,616	3,270.00	2/19/21	(16)
E-Mini S&P 500 Future Option	Put	17	2,754	3,240.00	2/19/21	(15)
E-Mini S&P 500 Future Option	Put	17	2,737	3,220.00	2/19/21	(14)
E-Mini S&P 500 Future Option	Put	34	5,644	3,320.00	2/19/21	(39)
E-Mini S&P 500 Future Option	Put	15	2,400	3,200.00	2/26/21	(14)
E-Mini S&P 500 Future Option	Put	34	5,814	3,420.00	2/26/21	(65)
E-Mini S&P 500 Future Option	Put	34	5,644	3,320.00	3/19/21	(73)
						$(294)

Exchanged-traded options on futures contacts purchased as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	16	$2,720	$3,400.00	1/15/21	$5
E-Mini S&P 500 Future Option	Put	17	3,018	3,550.00	1/29/21	25
E-Mini S&P 500 Future Option	Put	17	3,035	3,570.00	2/19/21	46
E-Mini S&P 500 Future Option	Put	17	3,103	3,650.00	2/26/21	67
E-Mini S&P 500 Future Option	Put	17	3,060	3,600.00	3/19/21	75
						$218

Total Return Swap Agreements

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.74%	263 Network Communications Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	$520	$(24)	$—	$(24)
Receive	0.74%	Addsino Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	44	2	—	2
Receive	0.74%	AECC Aero-Engine Control Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	65	9	—	9
Receive	0.74%	Aier Eye Hospital Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	477	37	—	37
Receive	0.74%	Allmed Medical Products Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	162	(10)	—	(10)
Receive	1.14%	Andon Health Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	129	—	—	—
Receive	0.74%	Anhui Conch Cement Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	25	—	—	—
Receive	1.14%	Anhui Heli Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	12	—	—	—
Receive	1.14%	Anji Microelectronics Technology Shanghai Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	38	(2)	—	(2)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.74%	Avic Heavy Machinery Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	$4	$1	$—	$1
Receive	0.74%	AVIC Jonhon Optronic Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	250	59	—	59
Receive	0.74%	Bafang Electric Suzhou Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	19	2	—	2
Receive	0.74%	Bank of Beijing Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	63	—	—	—
Receive	0.74%	Bank of Chengdu Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	14	—	—	—
Receive	0.74%	Bank of Communications Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	1,980	(86)	—	(86)
Receive	1.14%	Beijing Kingsoft Office Software, Inc. A-Shares	Morgan Stanley	1/31/22	At Maturity	110	34	—	34
Receive	1.14%	Beijing Sifang Automation Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	61	(2)	—	(2)
Receive	0.74%	Beijing SuperMap Software Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	203	(1)	—	(1)
Receive	1.14%	Beijing Trust&Far Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.74%	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	91	6	—	6
Receive	0.74%	BGI Genomics Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	722	(26)	—	(26)
Receive	0.74%	BOE Technology Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	748	102	—	102
Receive	0.74%	BYD Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	105	8	—	8
Receive	0.74%	By-Health Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	365	(17)	—	(17)
Receive	1.14%	Cachet Pharmaceutical Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	48	—	—	—
Receive	0.74%	Canny Elevator Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	119	(4)	—	(4)
Receive	0.74%	Castech, Inc. A-Shares	Morgan Stanley	1/31/22	At Maturity	12	—	—	—
Receive	0.74%	Chacha Food Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	15	—	—	—
Receive	0.74%	Changchun Faway Automobile Components Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	499	(45)	—	(45)
Receive	0.74%	Changchun High & New Technology Industry Group, Inc. A-Shares	Morgan Stanley	1/31/22	At Maturity	106	3	—	3
Receive	0.74%	Changjiang Securities Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	15	1	—	1
Receive	1.14%	ChangYuan Technology Group Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	132	(1)	—	(1)
Receive	0.74%	Chaozhou Three-Circle Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	384	38	—	38

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.74%	Chengdu CORPRO Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	$21	$(1)	$—	$(1)
Receive	0.74%	Chengdu Wintrue Holding Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	100	(1)	—	(1)
Receive	0.74%	Chengdu Xingrong Environment Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	108	—	—	—
Receive	0.74%	China Avionics Systems Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	433	57	—	57
Receive	0.74%	China Baoan Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	79	6	—	6
Receive	0.74%	China Galaxy Securities Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	1,008	(34)	—	(34)
Receive	0.74%	China Meheco Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	87	1	—	1
Receive	0.74%	China Pacific Insurance Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	504	8	—	8
Receive	0.74%	China Petroleum & Chemical Corp. A-Shares	Morgan Stanley	1/31/22	At Maturity	1,491	(49)	—	(49)
Receive	0.74%	China Railway Group Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	970	(52)	—	(52)
Receive	0.74%	China South Publishing & Media Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	237	(17)	—	(17)
Receive	0.74%	China Tourism Group Duty Free Corp. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	589	253	—	253
Receive	0.74%	China United Network Communications Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	142	(4)	—	(4)
Receive	1.14%	China Wafer Level CSP Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	19	—	—	—
Receive	0.74%	China Yangtze Power Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	392	(4)	—	(4)
Receive	0.74%	Chinese Universe Publishing and Media Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	261	(23)	—	(23)
Receive	1.14%	Chongqing Chuanyi Automation Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	24	—	—	—
Receive	0.74%	Chongqing Zhifei Biological Products Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	107	—	—	—
Receive	0.74%	Cinda Real Estate Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	124	(6)	—	(6)
Receive	1.14%	Citychamp Dartong Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	282	(8)	—	(8)
Receive	0.74%	CNHTC Jinan Truck Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	338	(31)	—	(31)
Receive	0.74%	COFCO Capital Holdings Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	93	(5)	—	(5)
Receive	0.74%	Contemporary Amperex Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	300	49	—	49
Receive	0.74%	COSCO SHIPPING Holdings Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	15	3	—	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	1.14%	COSCO SHIPPING Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	$23	$3	$—	$3
Receive	0.74%	CQ Pharmaceutical Holding Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	122	—	—	—
Receive	0.74%	CSC Financial Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	19	—	—	—
Receive	0.74%	Da An Gene Co. Ltd. of Sun Yat-Sen University A-Shares	Morgan Stanley	1/31/22	At Maturity	205	10	—	10
Receive	0.74%	DaShenLin Pharmaceutical Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	82	(1)	—	(1)
Receive	0.74%	Dongfang Electric Corp. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	326	(8)	—	(8)
Receive	0.74%	East Money Information Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	855	167	—	167
Receive	0.74%	Edan Instruments, Inc. A-Shares	Morgan Stanley	1/31/22	At Maturity	236	8	—	8
Receive	0.74%	Electric Connector Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	316	(21)	—	(21)
Receive	0.74%	Eoptolink Technology, Inc. Ltd A-Shares	Morgan Stanley	1/31/22	At Maturity	11	—	—	—
Receive	0.74%	Fangda Special Steel Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	369	(22)	—	(22)
Receive	1.14%	FIYTA Precision Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	117	(5)	—	(5)
Receive	0.74%	Focus Media Information Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	192	4	—	4
Receive	0.74%	Foshan Haitian Flavouring & Food Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	760	141	—	141
Receive	0.74%	Fu Jian Anjoy Foods Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	152	(2)	—	(2)
Receive	0.74%	Fujian Longma Environmental Sanitation Equipment Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	308	(22)	—	(22)
Receive	0.74%	Gansu Qilianshan Cement Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	383	(34)	—	(34)
Receive	0.74%	GoerTek, Inc. A-Shares	Morgan Stanley	1/31/22	At Maturity	252	(2)	—	(2)
Receive	1.14%	Goldcup Electric Apparatus Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	218	(7)	—	(7)
Receive	0.74%	GoldenHome Living Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.74%	Greenland Holdings Corp. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	275	(1)	—	(1)
Receive	0.74%	Guangdong Baolihua New Energy Stock Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	475	19	—	19
Receive	1.14%	Guangdong Ganhua Science & Industry Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	217	6	—	6
Receive	0.74%	Guangdong Hybribio Biotech Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	145	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.74%	Guangdong Tapai Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	$84	$—	$—	$—
Receive	0.74%	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	198	1	—	1
Receive	0.74%	Guangxi Liugong Machinery Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	127	(2)	—	(2)
Receive	0.74%	Guangxi Wuzhou Communications Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	590	8	—	8
Receive	1.14%	Guangzhou Guangri Stock Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	476	(16)	—	(16)
Receive	0.74%	Guangzhou Kingmed Diagnostics Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	440	100	—	100
Receive	0.74%	Guangzhou Restaurant Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	294	2	—	2
Receive	0.74%	Guizhou Space Appliance Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	87	16	—	16
Receive	1.14%	Guizhou Tyre Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	148	7	—	7
Receive	0.74%	Guotai Junan Securities Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	1,431	(48)	—	(48)
Receive	0.74%	Haier Smart Home Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	92	5	—	5
Receive	1.14%	Hangzhou Jiebai Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	30	(2)	—	(2)
Receive	1.14%	Hangzhou Nbond Nonwovens Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	40	(5)	—	(5)
Receive	0.74%	Hangzhou Robam Appliances Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	18	—	—	—
Receive	1.14%	Hanwang Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	87	(3)	—	(3)
Receive	0.74%	Henan Shuanghui Investment & Development Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	300	(8)	—	(8)
Receive	0.74%	Hengdian Group DMEGC Magnetics Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	176	21	—	21
Receive	1.14%	Hengdian Group Tospo Lighting Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	71	—	—	—
Receive	0.74%	Hisense Home Appliances Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	258	(14)	—	(14)
Receive	0.74%	Hithink RoyalFlush Information Network Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	534	(62)	—	(62)
Receive	0.74%	Huaxia Bank Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	2,345	(83)	—	(83)
Receive	0.74%	Hunan Gold Corp. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	112	(1)	—	(1)
Receive	0.74%	Hunan Valin Steel Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	140	(3)	—	(3)
Receive	0.74%	Iflytek Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	19	1	—	1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.74%	Industrial Bank Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	$188	$5	$—	$5
Receive	0.74%	Industrial Securities Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	560	21	—	21
Receive	0.74%	Inner Mongolia Yili Industrial Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	924	138	—	138
Receive	0.74%	Intco Medical Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	361	117	—	117
Receive	0.74%	Jafron Biomedical Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	151	(5)	—	(5)
Receive	1.14%	Jiangsu Bioperfectus Technologies Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	35	—	—	—
Receive	0.74%	Jiangsu Hengli Hydraulic Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	131	11	—	11
Receive	1.14%	Jiangsu Holly Corp. A-Shares	Morgan Stanley	1/31/22	At Maturity	106	(4)	—	(4)
Receive	0.09%	Jiangsu Linyang Energy Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	124	13	—	13
Receive	1.14%	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	348	7	—	7
Receive	0.74%	Jiangsu Yoke Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	68	(1)	—	(1)
Receive	0.74%	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	133	1	—	1
Receive	0.74%	Jiangsu Zhongnan Construction Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	118	—	—	—
Receive	0.74%	Jiangxi Zhengbang Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	259	(9)	—	(9)
Receive	0.74%	JiuGui Liquor Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	32	8	—	8
Receive	0.74%	Jiuzhitang Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	8	—	—	—
Receive	0.74%	Joincare Pharmaceutical Group Industry Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	104	—	—	—
Receive	0.74%	Jointown Pharmaceutical Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	261	12	—	12
Receive	0.74%	Kemen Noodle Manufacturing Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.74%	KingClean Electric Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	425	(25)	—	(25)
Receive	0.74%	Kingfa Sci & Tech Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	214	—	—	—
Receive	0.74%	Kweichow Moutai Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	2,092	327	—	327
Receive	0.74%	Lao Feng Xiang Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	82	—	—	—
Receive	0.74%	Lens Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	211	(6)	—	(6)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.74%	Leo Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	$434	$(33)	$—	$(33)
Receive	0.74%	Liaoning Cheng Da Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.74%	Livzon Pharmaceutical Group, Inc. A-Shares	Morgan Stanley	1/31/22	At Maturity	480	(20)	—	(20)
Receive	0.74%	LONGi Green Energy Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	634	209	—	209
Receive	0.74%	Luolai Lifestyle Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	33	1	—	1
Receive	1.14%	Luxin Venture Capital Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	107	(11)	—	(11)
Receive	0.74%	Luxshare Precision Industry Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	595	60	—	60
Receive	0.74%	Luzhou Laojiao Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	511	87	—	87
Receive	0.74%	Maxscend Microelectronics Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	129	2	—	2
Receive	0.74%	Midea Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	1,590	164	—	164
Receive	0.74%	Ming Yang Smart Energy Group Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	49	—	—	—
Receive	0.74%	Muyuan Foods Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	796	16	—	16
Receive	1.14%	Nanjing Gaoke Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	65	(1)	—	(1)
Receive	1.14%	Neusoft Corp. A-Shares	Morgan Stanley	1/31/22	At Maturity	281	(5)	—	(5)
Receive	0.74%	New China Life Insurance Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	271	(10)	—	(10)
Receive	0.74%	Ningbo Orient Wires & Cables Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	163	26	—	26
Receive	0.74%	Ningbo Sanxing Medical Electric Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	166	(4)	—	(4)
Receive	1.14%	Ningbo Yunsheng Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	139	2	—	2
Receive	1.14%	Ningxia Building Materials Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	216	(19)	—	(19)
Receive	0.74%	North Industries Group Red Arrow Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	223	17	—	17
Receive	0.74%	Offcn Education Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	278	(27)	—	(27)
Receive	0.74%	Orient Securities Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	203	12	—	12
Receive	0.74%	People’s Insurance Co Group of China Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	33	—	—	—
Receive	0.74%	Pharmaron Beijing Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	161	8	—	8

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.74%	Ping An Insurance Group Co of China Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	$2,007	$(44)	$—	$(44)
Receive	0.74%	Postal Savings Bank of China Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	568	(7)	—	(7)
Receive	1.14%	Raytron Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	151	13	—	13
Receive	0.74%	Rongsheng Petro Chemical Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	43	4	—	4
Receive	0.74%	Sany Heavy Industry Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	622	104	—	104
Receive	0.74%	SDIC Capital Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.74%	Seazen Holdings Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	508	(6)	—	(6)
Receive	0.74%	Shaanxi Coal Industry Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	473	18	—	18
Receive	1.14%	Shandong Huatai Paper Industry Shareholding Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	31	—	—	—
Receive	0.74%	Shandong Linglong Tyre Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	82	5	—	5
Receive	0.74%	Shandong Longda Meat Foodstuff Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	165	(8)	—	(8)
Receive	0.74%	Shanghai 2345 Network Holding Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	49	1	—	1
Receive	1.14%	Shanghai Amarsoft Information & Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.74%	Shanghai Bairun Investment Holding Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	180	10	—	10
Receive	0.74%	Shanghai Baosight Software Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	112	8	—	8
Receive	0.74%	Shanghai DZH Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	101	9	—	9
Receive	1.14%	Shanghai Friendess Electronic Technology Corp. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	140	(3)	—	(3)
Receive	1.14%	Shanghai Golden Bridge InfoTech Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	16	—	—	—
Receive	1.14%	Shanghai Kangda New Materials Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	45	—	—	—
Receive	0.74%	Shanghai Kehua Bio-Engineering Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	893	(153)	—	(153)
Receive	0.74%	Shanghai Pharmaceuticals Holding Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	135	(1)	—	(1)
Receive	0.74%	Shanghai Pudong Development Bank Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	1,051	(3)	—	(3)
Receive	0.74%	Shanghai Zijiang Enterprise Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	3	—	—	—
Receive	0.74%	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	176	42	—	42

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.74%	Shennan Circuits Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	$2	$—	$—	$—
Receive	0.74%	Shenzhen Das Intellitech Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	10	—	—	—
Receive	0.74%	Shenzhen Inovance Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	368	32	—	32
Receive	0.74%	Shenzhen Kingdom Sci-Tech Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	870	(54)	—	(54)
Receive	0.74%	Shenzhen Laibao Hi-tech Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	574	(26)	—	(26)
Receive	0.74%	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	846	156	—	156
Receive	0.74%	Shenzhen MTC Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	38	3	—	3
Receive	0.74%	Shenzhen Sunlord Electronics Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	134	(2)	—	(2)
Receive	0.74%	Shenzhen Topband Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	784	(11)	—	(11)
Receive	1.14%	Shenzhen Transsion Holdings Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	142	16	—	16
Receive	1.14%	Shenzhen TXD Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	42	1	—	1
Receive	0.74%	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	92	5	—	5
Receive	0.74%	Sichuan Furong Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	640	(121)	—	(121)
Receive	0.74%	Sichuan Road & Bridge Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.74%	Sichuan Teway Food Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	55	8	—	8
Receive	0.74%	Sieyuan Electric Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	195	(20)	—	(20)
Receive	0.74%	Sinoma Science & Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	94	2	—	2
Receive	0.74%	Sinotrans Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	64	—	—	—
Receive	0.74%	Sungrow Power Supply Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	110	8	—	8
Receive	1.14%	Sunyard Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	182	(2)	—	(2)
Receive	1.14%	Suzhou Chunqiu Electronic Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	36	1	—	1
Receive	1.14%	Suzhou Etron Technologies Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	104	(3)	—	(3)
Receive	0.74%	Suzhou TFC Optical Communication Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	287	(6)	—	(6)
Receive	0.74%	TangShan Port Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	546	(1)	—	(1)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.74%	Tech-Bank Food Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	$418	$(4)	$—	$(4)
Receive	0.74%	Thunder Software Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	132	18	—	18
Receive	0.74%	Tian Di Science & Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	67	(2)	—	(2)
Receive	0.74%	Tianma Microelectronics Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	320	3	—	3
Receive	0.74%	Tongling Jingda Special Magnet Wire Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	253	(7)	—	(7)
Receive	0.74%	Tongling Nonferrous Metals Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	250	(1)	—	(1)
Receive	0.74%	Tongwei Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	104	27	—	27
Receive	1.14%	Triangle Tyre Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	300	(5)	—	(5)
Receive	0.74%	UE Furniture Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	129	(9)	—	(9)
Receive	0.74%	Weifu High-Technology Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	1,080	(98)	—	(98)
Receive	0.74%	Will Semiconductor Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	116	—	—	—
Receive	0.74%	Wondershare Technology Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	10	(1)	—	(1)
Receive	0.74%	Wuchan Zhongda Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	282	(9)	—	(9)
Receive	1.14%	Wuhan Easydiagnosis Biomedicine Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	111	—	—	—
Receive	0.74%	Wuhu Token Science Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	387	(26)	—	(26)
Receive	0.74%	Wuliangye Yibin Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	1,340	81	—	81
Receive	1.14%	Wuxi Huaguang Environment & Energy Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	52	—	—	—
Receive	0.74%	Xiamen Comfort Science & Technology Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	165	(6)	—	(6)
Receive	0.74%	Xiamen Intretech, Inc. A-Shares	Morgan Stanley	1/31/22	At Maturity	20	—	—	—
Receive	0.74%	Xiamen ITG Group Corp. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	365	(16)	—	(16)
Receive	0.74%	Xiamen Jihong Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	70	2	—	2
Receive	0.74%	Xiamen Meiya Pico Information Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	99	—	—	—
Receive	0.74%	Xinyangfeng Agricultural Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	55	9	—	9
Receive	1.14%	Xishui Strong Year Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	154	2	—	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.74%	Yangzhou Yangjie Electronic Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	$8	$—	$—	$—
Receive	0.74%	Yankershop Food Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	87	(3)	—	(3)
Receive	0.74%	Yintai Gold Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	193	(6)	—	(6)
Receive	0.74%	Yixintang Pharmaceutical Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	22	—	—	—
Receive	0.74%	Yonggao Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	281	(26)	—	(26)
Receive	0.74%	Youngor Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	582	(8)	—	(8)
Receive	0.74%	Zhejiang Cfmoto Power Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	56	2	—	2
Receive	0.74%	Zhejiang Dahua Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	446	(26)	—	(26)
Receive	1.14%	Zhejiang Double Arrow Rubber Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	147	(4)	—	(4)
Receive	0.74%	Zhejiang Furun Digital Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	9	—	—	—
Receive	0.74%	Zhejiang Jiecang Linear Motion Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	4	1	—	1
Receive	1.14%	Zhejiang Zheneng Electric Power Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	163	(3)	—	(3)
Receive	0.74%	Zhende Medical Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	421	17	—	17
Receive	0.74%	Zhongjin Gold Corp. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	395	(15)	—	(15)
Receive	1.14%	ZhongYeDa Electric Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	134	(2)	—	(2)
Receive	0.74%	Zhuzhou Hongda Electronics Corp. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.74%	Zijin Mining Group Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	662	59	—	59
Receive	0.74%	Zoomlion Heavy Industry Science and Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	105	5	—	5
							$1,381	$—	$1,381

				Total swap agreements at value (assets)					$3,134
				Total swap agreements at value (liabilities)					(1,753)
				Net swap agreements at value					$1,381

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.29%
$35	Ally Auto Receivables Trust, Series 2019-2, Class - A4, Callable 12/15/22 @ 100.00	2.26	8/15/24	$36
25	CarMax Auto Owner Trust, Series 2017-2, Class - A4, Callable 7/15/21 @ 100.00	2.25	9/15/22	25
100	Citibank Credit Card Issuance Trust, Series 2014-A5, Class - A5	2.68	6/7/23	102
15	Hyundai Auto Receivables Trust, Series 2019-B, Class - A3, Callable 9/15/23 @ 100.00	1.94	2/15/24	15
25	Toyota Auto Receivables Owner Trust, Series 2018-A, Class - A4, Callable 2/15/22 @ 100.00	2.52	5/15/23	25
	Total Asset Backed Securities			203

	Collateralized Mortgage Obligations — 1.73%
20	Bank, Series 2019-BN21, Class - A5	2.85	10/15/52	22
40	Bank, Series 2017-BNK8, Class - A3, Callable 10/15/27 @ 100.00	3.23	11/15/50	45
25	Bank, Series 2017-BNK9, Class - ASB, Callable 8/15/27 @ 100.00	3.47	11/15/54	28
20	BBCMS Mortgage Trust, Series 2020-C7, Class - AS	2.44	4/15/53	21
10	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS	2.91(a)	9/15/43	11
10	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 1/15/29 @ 100.00	4.02	3/15/52	12
25	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4	2.88	2/10/48	27
15	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS	2.92	2/15/53	16
10	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4	3.10	12/15/72	11
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A5	3.14	2/10/48	22
25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable 1/10/26 @ 100.00	3.31	4/10/49	28
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62	7/10/47	27
25	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/25 @ 100.00	3.18	2/10/48	27
20	Commercial Mortgage Trust, Series 2015-DC1, Class - A5	3.35	2/10/48	22
25	Commercial Mortgage Trust, Series 2013-CR8, Class - A5	3.61(a)	6/10/46	26
25	Commercial Mortgage Trust, Series 2014-UBS3, Class - A4, Callable 5/10/24 @ 100.00	3.82	6/10/47	27
25	Commercial Mortgage Trust, Series 2013-CR11, Class - B	5.11(a)	8/10/50	27
24	Fannie Mae-ACES, Series 2015-M1, Class A2	2.53	9/25/24	26
10	Fannie Mae-ACES, Series 2015-M8, Class - A2	2.90(a)	1/25/25	11
25	Fannie Mae-ACES, Series 2016-M1, Class - A2	2.94(a)	1/25/26	27
25	Fannie Mae-ACES, Series 2018-M1, Class - A2	2.98(a)	12/25/27	28
25	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.08(a)	6/25/27	28
28	Fannie Mae-ACES, Series 2014-M9, Class - A2	3.10(a)	7/25/24	31
20	Fannie Mae-ACES, Series 2019-M5, Class - A2	3.27	1/25/29	22
25	Fannie Mae-ACES, Series 2018-M10, Class - A2	3.37(a)	7/25/28	29
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K112, Class - A2, Callable 5/25/30 @ 100.00	1.31	5/25/30	20
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2	1.72	5/25/35	20
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class - A2, Callable 8/25/22 @ 100.00	2.31	8/25/22	26
32	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91	7/25/49	34
6	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A1	3.02	2/25/23	6
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class - A2, Callable 7/25/23 @ 100.00	3.06(a)	7/25/23	32
25	Freddie Mac Multifamily Structured Pass-Through Certificates, ]Series K052, Class - A2, Callable 11/25/25 @ 100.00	3.15	11/25/25	28
50	Freddie Mac Multifamily Structured Pass-Through Certificates, ]Series K091, Class - A2, Callable 3/25/29 @ 100.00	3.51	3/25/29	59

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K082, Class - A2, Callable 9/25/28 @ 100.00	3.92(a)	9/25/28	$30
16	GS Mortgage Securities Trust, Series 2017-GS5, Class - A2	3.22	3/10/50	16
50	GS Mortgage Securities Trust, Series 2018-GS9, Class - A4	3.99(a)	3/10/51	60
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5	3.64	11/15/47	27
50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3, Callable 10/15/26 @ 100.00	3.14	12/15/49	56
18	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class - A3, Callable 8/15/22 @ 100.00	2.83	10/15/45	19
25	Morgan Stanley BAML Trust, Series 2013-C9, Class - AS	3.46	5/15/46	26
25	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4	3.53	12/15/47	27
25	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5	3.60	5/15/50	28
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 6/10/26 @ 100.00	3.06	10/10/48	27
25	UBS Commercial Mortgage Trust, Series 2018-C12, Class - A5, Callable 7/15/28 @ 100.00	4.30	8/15/51	30
25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4	4.44	9/15/61	30
	Total Collateralized Mortgage Obligations			1,202

	U.S. Government Agency Mortgages — 19.48%
25	Fannie Mae, Pool #BQ5781	1.50	11/1/35	25
24	Fannie Mae, Pool #SB8061	2.00	9/1/35	25
50	Fannie Mae, Pool #CA8110	2.00	12/1/50	52
50	Fannie Mae, Pool #CA8252	2.00	12/1/45	52
50	Fannie Mae, Pool #FM4788	2.00	11/1/50	52
25	Fannie Mae, Pool #CA7225	2.00	10/1/50	26
48	Fannie Mae, Pool #FM3755	2.00	9/1/35	50
24	Fannie Mae, Pool #FM4039	2.00	10/1/35	25
22	Fannie Mae, Pool #AS2673	2.00	5/1/29	22
50	Fannie Mae, Pool #BQ5112	2.00	11/1/50	52
24	Fannie Mae, Pool #MA4128	2.00	9/1/40	26
17	Fannie Mae, Pool #MA3930	2.50	2/1/35	18
24	Fannie Mae, Pool #MA4096	2.50	8/1/50	25
25	Fannie Mae, Pool #BQ5110	2.50	11/1/50	26
25	Fannie Mae, Pool #MA4159	2.50	10/1/50	26
11	Fannie Mae, Pool #MA2789	2.50	10/1/36	11
14	Fannie Mae, Pool #MA3246	2.50	1/1/33	15
24	Fannie Mae, Pool #FM4231	2.50	9/1/50	26
50	Fannie Mae, Pool #FM4638	2.50	10/1/50	52
24	Fannie Mae, Pool #FM4309	2.50	9/1/50	26
23	Fannie Mae, Pool #AB7391	2.50	12/1/42	24
48	Fannie Mae, Pool #CA6304	2.50	7/1/50	51
16	Fannie Mae, Pool #MA3827	2.50	11/1/34	17
47	Fannie Mae, Pool #CA6074	2.50	6/1/50	50
23	Fannie Mae, Pool #MA4075	2.50	7/1/35	24
18	Fannie Mae, Pool #BD8046	2.50	9/1/31	20
22	Fannie Mae, Pool #AS8893	2.50	2/1/32	23
26	Fannie Mae, Pool #BC9041	2.50	11/1/31	27
25	Fannie Mae, Pool #MA4183	2.50	11/1/50	26

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Fannie Mae, Pool #BP5878	2.50	6/1/50	$26
13	Fannie Mae, Pool #MA3154	2.50	10/1/32	13
22	Fannie Mae, Pool #BK2588	2.50	5/1/50	24
23	Fannie Mae, Pool #MA4078	2.50	7/1/50	25
14	Fannie Mae, Pool #MA3765	2.50	9/1/49	15
19	Fannie Mae, Pool #MA3990	2.50	4/1/50	20
39	Fannie Mae, Pool #AP4742	2.50	8/1/27	41
16	Fannie Mae, Pool #MA3833	2.50	11/1/49	17
18	Fannie Mae, Pool #MA3902	2.50	12/1/49	19
27	Fannie Mae, Pool #AU6677	2.50	9/1/28	28
23	Fannie Mae, Pool #BQ0329	2.50	7/1/50	24
26	Fannie Mae, Pool #MA2854	2.50	12/1/46	27
14	Fannie Mae, Pool #AS4946	2.50	5/1/30	15
18	Fannie Mae, Pool #MA3965	2.50	3/1/40	19
20	Fannie Mae, Pool #MA1277	2.50	12/1/27	21
25	Fannie Mae, Pool #MA4210	2.50	12/1/50	26
22	Fannie Mae, Pool #CA5519	3.00	4/1/50	23
24	Fannie Mae, Pool #QB1382	3.00	7/1/50	25
13	Fannie Mae, Pool #MA3774	3.00	9/1/49	13
12	Fannie Mae, Pool #MA3744	3.00	8/1/49	12
28	Fannie Mae, Pool #MA3802	3.00	10/1/49	29
23	Fannie Mae, Pool #BP6466	3.00	7/1/50	24
27	Fannie Mae, Pool #BC4764	3.00	10/1/46	29
28	Fannie Mae, Pool #BD2446	3.00	1/1/47	30
35	Fannie Mae, Pool #AK0006	3.00	1/1/27	36
32	Fannie Mae, Pool #AQ7920	3.00	12/1/42	34
15	Fannie Mae, Pool #AL9996	3.00	4/1/32	16
19	Fannie Mae, Pool #AB2047	3.00	1/1/26	20
13	Fannie Mae, Pool #BD5545	3.00	10/1/46	14
24	Fannie Mae, Pool #AS7908	3.00	9/1/46	26
14	Fannie Mae, Pool #MA2863	3.00	1/1/47	14
16	Fannie Mae, Pool #BO3192	3.00	10/1/49	17
9	Fannie Mae, Pool #MA2416	3.00	10/1/35	10
54	Fannie Mae, Pool #AS8483	3.00	12/1/46	57
17	Fannie Mae, Pool #AL9263	3.00	10/1/46	19
14	Fannie Mae, Pool #FM1370	3.00	4/1/46	15
22	Fannie Mae, Pool #FM3395	3.00	6/1/50	23
22	Fannie Mae, Pool #CA5668	3.00	5/1/50	23
22	Fannie Mae, Pool #FM4317	3.00	9/1/50	23
16	Fannie Mae, Pool #MA3871	3.00	12/1/49	17
17	Fannie Mae, Pool #MA3890	3.00	1/1/40	18
14	Fannie Mae, Pool #FM2132	3.00	1/1/50	15
11	Fannie Mae, Pool #MA3691	3.00	7/1/49	12
15	Fannie Mae, Pool #FM1585	3.00	9/1/49	16
21	Fannie Mae, Pool #BP1932	3.00	4/1/50	22
16	Fannie Mae, Pool #MA3905	3.00	1/1/50	17
17	Fannie Mae, Pool #MA3937	3.00	2/1/50	18
57	Fannie Mae, Pool #AO0752	3.00	4/1/42	61

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$12	Fannie Mae, Pool #MA3339	3.00	4/1/33	$13
14	Fannie Mae, Pool #AS8074	3.00	10/1/46	15
16	Fannie Mae, Pool #AS8414	3.00	11/1/46	17
13	Fannie Mae, Pool #MA2897	3.00	2/1/37	14
16	Fannie Mae, Pool #AZ2936	3.00	9/1/45	17
22	Fannie Mae, Pool #AS5977	3.00	10/1/30	23
36	Fannie Mae, Pool #MA2246	3.00	4/1/30	38
30	Fannie Mae, Pool #AY2961	3.00	5/1/45	31
13	Fannie Mae, Pool #AS8739	3.00	2/1/37	14
11	Fannie Mae, Pool #890566	3.00	12/1/43	12
9	Fannie Mae, Pool #MA2523	3.00	2/1/36	10
24	Fannie Mae, Pool #AS8276	3.00	11/1/46	26
15	Fannie Mae, Pool #BO2201	3.00	9/1/49	16
27	Fannie Mae, Pool #BC9003	3.00	11/1/46	28
51	Fannie Mae, Pool #AB7099	3.00	11/1/42	54
35	Fannie Mae, Pool #MA3834	3.00	11/1/49	37
13	Fannie Mae, Pool #BN7703	3.00	8/1/49	14
28	Fannie Mae, Pool #AL9865	3.00	2/1/47	30
18	Fannie Mae, Pool #AU3353	3.00	8/1/43	19
21	Fannie Mae, Pool #B09169	3.00	12/1/49	22
15	Fannie Mae, Pool #MA3831	3.00	11/1/39	16
20	Fannie Mae, Pool #CA5423	3.00	3/1/50	21
15	Fannie Mae, Pool #MA1307	3.00	1/1/33	16
12	Fannie Mae, Pool #FM1299	3.00	7/1/49	13
14	Fannie Mae, Pool #MA3377	3.00	5/1/48	15
12	Fannie Mae, Pool #MA3237	3.00	1/1/48	13
3	Fannie Mae, Pool #BH8817	3.00	10/1/47	3
20	Fannie Mae, Pool #B08947	3.00	1/1/50	21
22	Fannie Mae, Pool #MA4048	3.00	6/1/50	23
21	Fannie Mae, Pool #BO7242	3.00	1/1/50	22
23	Fannie Mae, Pool #MA4079	3.00	7/1/50	24
23	Fannie Mae, Pool #MA3897	3.00	1/1/35	24
19	Fannie Mae, Pool #B06219	3.00	12/1/49	19
39	Fannie Mae, Pool #AT0682	3.00	4/1/43	42
40	Fannie Mae, Pool #AB8897	3.00	4/1/43	43
12	Fannie Mae, Pool #MA3127	3.00	9/1/37	12
7	Fannie Mae, Pool #AO7628	3.00	6/1/27	8
43	Fannie Mae, Pool #AS0302	3.00	8/1/43	45
38	Fannie Mae, Pool #MA3991	3.00	4/1/50	40
23	Fannie Mae, Pool #MA3738	3.00	8/1/34	25
16	Fannie Mae, Pool #AL1717	3.50	5/1/27	16
24	Fannie Mae, Pool #MA3243	3.50	1/1/38	26
13	Fannie Mae, Pool #BM4703	3.50	2/1/48	14
19	Fannie Mae, Pool #AZ0862	3.50	7/1/45	20
11	Fannie Mae, Pool #MA3745	3.50	8/1/49	12
19	Fannie Mae, Pool #MA3026	3.50	6/1/47	20
16	Fannie Mae, Pool #MA3906	3.50	1/1/50	16
18	Fannie Mae, Pool #MA3520	3.50	10/1/48	20

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$53	Fannie Mae, Pool #AB6017	3.50	8/1/42	$56
35	Fannie Mae, Pool #AS3133	3.50	8/1/44	38
8	Fannie Mae, Pool #BA1893	3.50	8/1/45	9
21	Fannie Mae, Pool #MA2706	3.50	8/1/46	22
8	Fannie Mae, Pool #AS4236	3.50	1/1/45	8
29	Fannie Mae, Pool #MA2125	3.50	12/1/44	32
9	Fannie Mae, Pool #AS6394	3.50	12/1/45	9
19	Fannie Mae, Pool #AB2052	3.50	1/1/26	21
17	Fannie Mae, Pool #AS7388	3.50	6/1/46	18
21	Fannie Mae, Pool #MA1980	3.50	8/1/44	22
16	Fannie Mae, Pool #BA3123	3.50	2/1/46	17
11	Fannie Mae, Pool #MA3305	3.50	3/1/48	12
11	Fannie Mae, Pool #BD5046	3.50	2/1/47	12
8	Fannie Mae, Pool #MA3614	3.50	3/1/49	8
22	Fannie Mae, Pool #MA3182	3.50	11/1/47	23
11	Fannie Mae, Pool #MA3148	3.50	10/1/47	12
13	Fannie Mae, Pool #BK9038	3.50	10/1/33	14
22	Fannie Mae, Pool #AS4772	3.50	4/1/45	24
101	Fannie Mae, Pool #AO2548	3.50	4/1/42	109
22	Fannie Mae, Pool #BC2926	3.50	3/1/46	24
10	Fannie Mae, Pool #FM0020	3.50	7/1/49	11
13	Fannie Mae, Pool #MA3210	3.50	12/1/49	14
8	Fannie Mae, Pool #MA3597	3.50	2/1/49	9
9	Fannie Mae, Pool #BM5485	3.50	2/1/49	9
12	Fannie Mae, Pool #MA3775	3.50	9/1/49	13
14	Fannie Mae, Pool #AJ1886	3.50	3/1/42	15
9	Fannie Mae, Pool #MA2522	3.50	2/1/46	10
51	Fannie Mae, Pool #AQ0546	3.50	11/1/42	55
12	Fannie Mae, Pool #ZM4908	3.50	11/1/47	13
26	Fannie Mae, Pool #BJ4916	3.50	3/1/48	27
16	Fannie Mae, Pool #BC1158	3.50	2/1/46	17
10	Fannie Mae, Pool #MA2389	3.50	9/1/35	11
13	Fannie Mae, Pool #BJ3716	3.50	12/1/47	14
26	Fannie Mae, Pool #ZS4618	3.50	6/1/45	28
13	Fannie Mae, Pool #FM1566	3.50	11/1/48	14
10	Fannie Mae, Pool #MA3663	3.50	5/1/49	11
27	Fannie Mae, Pool #AB5511	3.50	7/1/42	29
10	Fannie Mae, Pool #MA3692	3.50	7/1/49	11
15	Fannie Mae, Pool #FM1911	3.50	7/1/48	16
20	Fannie Mae, Pool #BP1947	3.50	4/1/50	21
11	Fannie Mae, Pool #SD8001	3.50	7/1/49	12
12	Fannie Mae, Pool #ZA5052	3.50	11/1/47	13
10	Fannie Mae, Pool #MA3059	3.50	7/1/37	11
16	Fannie Mae, Pool #AS6102	3.50	11/1/45	17
14	Fannie Mae, Pool #MA3835	3.50	11/1/49	15
10	Fannie Mae, Pool #CA4026	3.50	5/1/49	10
8	Fannie Mae, Pool #AS5596	3.50	8/1/45	8
16	Fannie Mae, Pool #AS7491	3.50	7/1/46	18

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$13	Fannie Mae, Pool #BM2000	3.50	5/1/49	$14
8	Fannie Mae, Pool #MA3494	3.50	10/1/48	9
9	Fannie Mae, Pool #MA3637	3.50	4/1/49	9
14	Fannie Mae, Pool #AS0024	3.50	7/1/43	15
13	Fannie Mae, Pool #FM1001	3.50	11/1/48	13
12	Fannie Mae, Pool #MA3057	3.50	7/1/47	13
11	Fannie Mae, Pool #BC0443	3.50	12/1/45	12
16	Fannie Mae, Pool #BM1568	3.50	7/1/47	18
28	Fannie Mae, Pool #AS4771	3.50	4/1/45	30
9	Fannie Mae, Pool #MA3638	4.00	4/1/49	9
7	Fannie Mae, Pool #AV0606	4.00	11/1/43	7
7	Fannie Mae, Pool #AY9901	4.00	7/1/45	8
13	Fannie Mae, Pool #AS3452	4.00	9/1/44	14
20	Fannie Mae, Pool #AX0841	4.00	9/1/44	22
22	Fannie Mae, Pool #ZA4988	4.00	8/1/47	23
5	Fannie Mae, Pool #AZ1210	4.00	5/1/45	6
12	Fannie Mae, Pool #MA3746	4.00	8/1/49	13
41	Fannie Mae, Pool #BK7943	4.00	11/1/48	44
11	Fannie Mae, Pool #FM1415	4.00	12/1/48	11
15	Fannie Mae, Pool #AS7558	4.00	7/1/46	17
7	Fannie Mae, Pool #MA3615	4.00	3/1/49	8
10	Fannie Mae, Pool #MA3183	4.00	11/1/47	11
17	Fannie Mae, Pool #ZS4708	4.00	3/1/47	18
9	Fannie Mae, Pool #BM4991	4.00	9/1/48	9
17	Fannie Mae, Pool #MA0534	4.00	10/1/30	18
6	Fannie Mae, Pool #MA3592	4.00	2/1/49	7
19	Fannie Mae, Pool #BM4306	4.00	9/1/25	20
8	Fannie Mae, Pool #AS8532	4.00	12/1/46	9
15	Fannie Mae, Pool #AU8849	4.00	11/1/43	17
20	Fannie Mae, Pool #MA3121	4.00	9/1/47	22
21	Fannie Mae, Pool #AH6242	4.00	4/1/26	22
66	Fannie Mae, Pool #190405	4.00	10/1/40	73
9	Fannie Mae, Pool #BK0920	4.00	7/1/48	9
10	Fannie Mae, Pool #AS7600	4.00	7/1/46	11
11	Fannie Mae, Pool #BD7165	4.00	4/1/47	12
8	Fannie Mae, Pool #BE8373	4.00	2/1/47	9
39	Fannie Mae, Pool #AJ5303	4.00	11/1/41	43
11	Fannie Mae, Pool #MA3277	4.00	2/1/48	12
18	Fannie Mae, Pool #BM2002	4.00	10/1/47	20
16	Fannie Mae, Pool #AS9831	4.00	6/1/47	17
22	Fannie Mae, Pool #BM1066	4.00	2/1/47	25
17	Fannie Mae, Pool #AS9314	4.00	3/1/47	18
23	Fannie Mae, Pool #AS8823	4.00	2/1/47	24
10	Fannie Mae, Pool #CA0183	4.00	8/1/47	11
21	Fannie Mae, Pool #AL8139	4.00	2/1/32	22
10	Fannie Mae, Pool #FM0021	4.00	3/1/49	11
9	Fannie Mae, Pool #MA2415	4.00	10/1/45	9
11	Fannie Mae, Pool #FM1960	4.00	5/1/49	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$22	Fannie Mae, Pool #AS3467	4.00	10/1/44	$25
17	Fannie Mae, Pool #MA3804	4.00	10/1/49	18
10	Fannie Mae, Pool #BN0334	4.00	12/1/48	11
8	Fannie Mae, Pool #MA3521	4.00	11/1/48	9
9	Fannie Mae, Pool #BK0909	4.00	7/1/48	10
25	Fannie Mae, Pool #AC7328	4.00	12/1/39	27
13	Fannie Mae, Pool #BN6677	4.00	6/1/49	14
8	Fannie Mae, Pool #CA2316	4.00	7/1/48	9
31	Fannie Mae, Pool #AO2959	4.00	5/1/42	34
11	Fannie Mae, Pool #BD7060	4.00	3/1/47	12
19	Fannie Mae, Pool #MA2995	4.00	5/1/47	21
9	Fannie Mae, Pool #FM1571	4.00	12/1/48	10
10	Fannie Mae, Pool #MA3563	4.00	1/1/49	11
24	Fannie Mae, Pool #AS3468	4.00	10/1/44	26
9	Fannie Mae, Pool #AZ7362	4.00	11/1/45	10
11	Fannie Mae, Pool #CA1711	4.50	5/1/48	12
12	Fannie Mae, Pool #AL6567	4.50	10/1/44	13
12	Fannie Mae, Pool #BM3286	4.50	11/1/47	13
10	Fannie Mae, Pool #CA0623	4.50	10/1/47	11
6	Fannie Mae, Pool #BH3310	4.50	5/1/47	6
11	Fannie Mae, Pool #BK4850	4.50	5/1/48	12
23	Fannie Mae, Pool #MA3747	4.50	8/1/49	25
11	Fannie Mae, Pool #MA3639	4.50	4/1/49	12
11	Fannie Mae, Pool #AS2751	4.50	6/1/44	12
8	Fannie Mae, Pool #AU9017	4.50	9/1/43	8
7	Fannie Mae, Pool #BN4309	4.50	1/1/49	8
44	Fannie Mae, Pool #AE0217	4.50	8/1/40	48
33	Fannie Mae, Pool #AE0954	4.50	2/1/41	37
7	Fannie Mae, Pool #BK6328	4.50	6/1/48	8
41	Fannie Mae, Pool #AL1107	4.50	11/1/41	46
4	Fannie Mae, Pool #BE6489	4.50	1/1/47	5
8	Fannie Mae, Pool #MA3537	4.50	12/1/48	9
5	Fannie Mae, Pool #930998	4.50	4/1/29	5
5	Fannie Mae, Pool #890603	5.00	8/1/41	6
17	Fannie Mae, Pool #725238	5.00	3/1/34	20
7	Fannie Mae, Pool #725027	5.00	11/1/33	8
36	Fannie Mae, Pool #889117	5.00	10/1/35	42
11	Fannie Mae, Pool #BM3904	5.00	5/1/48	12
7	Fannie Mae, Pool #890221	5.50	12/1/33	8
41	Fannie Mae, Pool #725228	6.00	3/1/34	48
14	Fannie Mae, Pool #959451	6.00	12/1/37	17
21	Fannie Mae, Pool #AE0442	6.50	1/1/39	25
50	Fannie Mae, 15 YR TBA	1.50	2/25/36	51
25	Fannie Mae, 15 YR TBA	1.50	1/25/35	26
50	Fannie Mae, 15 YR TBA	2.00	2/25/36	52
100	Fannie Mae, 15 YR TBA	2.00	1/25/36	105
25	Fannie Mae, 15 YR TBA	3.50	1/25/35	26
75	Fannie Mae, 30 YR TBA	1.50	1/25/50	76

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$75	Fannie Mae, 30 YR TBA	1.50	2/25/51	$76
275	Fannie Mae, 30 YR TBA	2.00	2/25/50	285
575	Fannie Mae, 30 YR TBA	2.00	1/25/50	596
475	Fannie Mae, 30 YR TBA	2.50	1/25/51	501
25	Fannie Mae, 30 YR TBA	2.50	2/25/51	26
25	Fannie Mae, 30 YR TBA	3.00	1/25/50	26
100	Fannie Mae, 30 YR TBA	4.50	1/25/51	108
25	Freddie Mac, Pool #ZS7735	2.00	1/1/32	26
25	Freddie Mac, Pool #SD8113	2.00	12/1/50	26
18	Freddie Mac, Pool #J25686	2.00	9/1/28	19
25	Freddie Mac, Pool #RB5095	2.00	12/1/40	26
25	Freddie Mac, Pool #RC1727	2.00	12/1/35	26
25	Freddie Mac, Pool #SD8121	2.00	12/1/50	26
28	Freddie Mac, Pool #G18470	2.50	6/1/28	29
50	Freddie Mac, Pool #SD8114	2.50	12/1/50	53
14	Freddie Mac, Pool #G18635	2.50	3/1/32	14
25	Freddie Mac, Pool #SD8122	2.50	1/1/51	26
22	Freddie Mac, Pool #RB5054	2.50	6/1/40	23
20	Freddie Mac, Pool #SB8045	2.50	5/1/35	21
13	Freddie Mac, Pool #G07445	2.50	7/1/43	13
25	Freddie Mac, Pool #QB3703	2.50	9/1/50	26
28	Freddie Mac, Pool #G18485	2.50	10/1/28	29
13	Freddie Mac, Pool #J35896	2.50	12/1/31	13
18	Freddie Mac, Pool #QA5290	2.50	12/1/49	19
36	Freddie Mac, Pool #ZS8483	2.50	3/1/28	37
24	Freddie Mac, Pool #QB3287	2.50	8/1/50	26
25	Freddie Mac, Pool #SD8099	2.50	10/1/50	26
43	Freddie Mac, Pool #G18611	2.50	9/1/31	45
23	Freddie Mac, Pool #RA2595	2.50	5/1/50	24
14	Freddie Mac, Pool #G18687	2.50	5/1/33	15
24	Freddie Mac, Pool #SD8083	2.50	8/1/50	25
19	Freddie Mac, Pool #SD8055	2.50	4/1/50	19
15	Freddie Mac, Pool #G18683	2.50	4/1/33	16
18	Freddie Mac, Pool #RB5043	2.50	4/1/40	19
25	Freddie Mac, Pool #G08737	3.00	12/1/46	27
21	Freddie Mac, Pool #SB8046	3.00	5/1/35	22
64	Freddie Mac, Pool #ZS4522	3.00	7/1/43	68
23	Freddie Mac, Pool #SD8074	3.00	7/1/50	24
25	Freddie Mac, Pool #G18663	3.00	10/1/32	26
13	Freddie Mac, Pool #G08803	3.00	3/1/48	13
14	Freddie Mac, Pool #ZM2169	3.00	11/1/46	14
14	Freddie Mac, Pool #J38057	3.00	12/1/32	15
9	Freddie Mac, Pool #J25193	3.00	8/1/23	9
8	Freddie Mac, Pool #C91809	3.00	2/1/35	9
63	Freddie Mac, Pool #C09035	3.00	4/1/43	67
35	Freddie Mac, Pool #ZS4606	3.00	3/1/45	37
30	Freddie Mac, Pool #G60989	3.00	12/1/46	32
24	Freddie Mac, Pool #ZS4658	3.00	4/1/46	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$11	Freddie Mac, Pool #G18601	3.00	5/1/31	$11
44	Freddie Mac, Pool #ZS4511	3.00	3/1/43	47
21	Freddie Mac, Pool #QA8065	3.00	3/1/50	22
15	Freddie Mac, Pool #J36428	3.00	2/1/32	16
11	Freddie Mac, Pool #C91927	3.00	5/1/37	12
10	Freddie Mac, Pool #G08635	3.00	4/1/45	10
20	Freddie Mac, Pool #QA9049	3.00	4/1/50	21
13	Freddie Mac, Pool #ZM2721	3.00	2/1/47	14
18	Freddie Mac, Pool #SD8056	3.00	4/1/50	19
12	Freddie Mac, Pool #ZS4688	3.00	11/1/46	13
13	Freddie Mac, Pool #ZM2089	3.00	11/1/46	14
13	Freddie Mac, Pool #QA1033	3.00	7/1/49	14
7	Freddie Mac, Pool #G18518	3.00	7/1/29	7
28	Freddie Mac, Pool #ZS4706	3.00	3/1/47	30
32	Freddie Mac, Pool #SD8030	3.00	11/1/49	34
1	Freddie Mac, Pool #J15438	3.00	5/1/21	1
26	Freddie Mac, Pool #ZA2304	3.00	6/1/33	27
53	Freddie Mac, Pool #ZS4697	3.00	1/1/47	56
19	Freddie Mac, Pool #G15145	3.00	7/1/29	20
15	Freddie Mac, Pool #G61680	3.00	4/1/47	16
18	Freddie Mac, Pool #G08761	3.50	5/1/47	19
15	Freddie Mac, Pool #Q53176	3.50	12/1/47	16
34	Freddie Mac, Pool #G08554	3.50	10/1/43	37
12	Freddie Mac, Pool #G08620	3.50	12/1/44	12
9	Freddie Mac, Pool #G08770	3.50	7/1/47	10
29	Freddie Mac, Pool #Q09896	3.50	8/1/42	31
20	Freddie Mac, Pool #G61148	3.50	9/1/47	22
9	Freddie Mac, Pool #ZS4771	3.50	6/1/48	9
8	Freddie Mac, Pool #J30284	3.50	11/1/29	8
28	Freddie Mac, Pool #C03759	3.50	2/1/42	30
9	Freddie Mac, Pool #ZS4659	3.50	4/1/46	10
11	Freddie Mac, Pool #ZA5128	3.50	12/1/47	12
8	Freddie Mac, Pool #G08627	3.50	2/1/45	9
18	Freddie Mac, Pool #G08687	3.50	1/1/46	19
17	Freddie Mac, Pool #ZS4651	3.50	3/1/46	18
9	Freddie Mac, Pool #ZS4599	3.50	1/1/45	10
17	Freddie Mac, Pool #G08784	3.50	10/1/47	18
13	Freddie Mac, Pool #V83453	3.50	10/1/47	14
18	Freddie Mac, Pool #G08698	3.50	3/1/46	20
8	Freddie Mac, Pool #Q57871	3.50	8/1/48	9
18	Freddie Mac, Pool #SD8011	3.50	9/1/49	20
62	Freddie Mac, Pool #ZS4487	3.50	6/1/42	67
16	Freddie Mac, Pool #Q43933	3.50	10/1/46	17
25	Freddie Mac, Pool #C91456	3.50	6/1/32	27
8	Freddie Mac, Pool #J14069	3.50	1/1/26	8
23	Freddie Mac, Pool #RA1508	3.50	10/1/49	24
25	Freddie Mac, Pool #RA2469	3.50	4/1/50	27
37	Freddie Mac, Pool #G08636	3.50	4/1/45	40

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$33	Freddie Mac, Pool #ZS4642	3.50	12/1/45	$36
10	Freddie Mac, Pool #ZS4713	3.50	4/1/47	10
25	Freddie Mac, Pool #SB8007	3.50	9/1/34	27
11	Freddie Mac, Pool #C91395	4.00	9/1/31	12
16	Freddie Mac, Pool #ZT1320	4.00	11/1/48	17
16	Freddie Mac, Pool #SD0290	4.00	4/1/50	17
23	Freddie Mac, Pool #G08606	4.00	9/1/44	25
19	Freddie Mac, Pool #ZS4631	4.00	9/1/45	21
20	Freddie Mac, Pool #G08567	4.00	1/1/44	22
10	Freddie Mac, Pool #Q58680	4.00	9/1/48	11
11	Freddie Mac, Pool #ZT2106	4.00	3/1/49	12
12	Freddie Mac, Pool #ZA6946	4.00	5/1/49	13
31	Freddie Mac, Pool #G08637	4.00	4/1/45	34
23	Freddie Mac, Pool #A96286	4.00	1/1/41	26
10	Freddie Mac, Pool #ZT1840	4.00	9/1/48	10
28	Freddie Mac, Pool #Q24955	4.00	2/1/44	31
12	Freddie Mac, Pool #G08771	4.00	7/1/47	13
12	Freddie Mac, Pool #G08801	4.00	2/1/48	12
28	Freddie Mac, Pool #G06506	4.00	12/1/40	31
20	Freddie Mac, Pool #G08775	4.00	8/1/47	21
15	Freddie Mac, Pool #G08563	4.00	1/1/44	16
22	Freddie Mac, Pool #SD8070	4.00	6/1/50	23
25	Freddie Mac, Pool #G01890	4.50	10/1/35	28
9	Freddie Mac, Pool #C09059	4.50	3/1/44	10
12	Freddie Mac, Pool #Q58217	4.50	9/1/48	13
10	Freddie Mac, Pool #G08781	4.50	9/1/47	11
3	Freddie Mac, Pool #C90686	4.50	6/1/23	3
36	Freddie Mac, Pool #A97692	4.50	3/1/41	40
12	Freddie Mac, Pool #Q52321	4.50	11/1/47	14
12	Freddie Mac, Pool #A97186	4.50	3/1/41	14
9	Freddie Mac, Pool #ZS4774	4.50	5/1/48	10
22	Freddie Mac, Pool #ZT1779	5.00	3/1/49	25
15	Freddie Mac, Pool #G01962	5.00	12/1/35	17
15	Freddie Mac, Pool #G04817	5.00	9/1/38	17
17	Freddie Mac, Pool #G05904	5.00	9/1/39	19
10	Freddie Mac, Pool #G08838	5.00	9/1/48	11
25	Freddie Mac, Pool #G01665	5.50	3/1/34	29
3	Freddie Mac, Pool #C90989	6.00	9/1/26	3
16	Freddie Mac, Pool #G02794	6.00	5/1/37	19
8	Freddie Mac, Pool #G03616	6.00	12/1/37	9
50	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	52
12	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	13
5	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	5
25	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	26
49	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	53
12	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	13
21	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	22
7	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	8

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$25	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	$26
25	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	26
45	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	47
24	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	26
20	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	21
25	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	26
29	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	31
13	Government National Mortgage Association, Pool #MA5815	3.00	3/20/49	14
16	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	17
49	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	51
19	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	20
25	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	27
17	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	18
15	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	16
16	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	17
22	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	24
18	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	19
30	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	32
14	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	14
15	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	15
12	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	12
13	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	14
33	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	36
25	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	27
17	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	18
23	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	24
35	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	37
39	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	41
28	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	29
9	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	9
12	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	13
37	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	39
24	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	25
17	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	18
48	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	50
18	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	19
18	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	19
21	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	23
23	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	24
21	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	22
33	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	35
17	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	18
28	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	30
19	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	20
14	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	15
23	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	25
43	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	47
23	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$12	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	$13
20	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	21
18	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	19
16	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	18
29	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	32
15	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	16
10	Government National Mortgage Association, Pool #MA5816	3.50	3/20/49	11
9	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	9
13	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	14
16	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	17
10	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	11
21	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	23
22	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	23
10	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	11
20	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	21
17	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	18
31	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	34
19	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	20
9	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	9
26	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	28
20	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	21
18	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	19
24	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	26
17	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	18
18	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	20
5	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	6
16	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	17
21	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	23
16	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	17
12	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	13
22	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	24
20	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	22
11	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	12
11	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	11
11	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	11
22	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	24
23	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	24
17	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	19
14	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	15
16	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	18
20	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	22
13	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	14
8	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	8
7	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	7
9	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	10
17	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	19
29	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	30
11	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	11

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$8	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	$9
16	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	17
7	Government National Mortgage Association, Pool #BD9886	4.00	1/15/48	7
14	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	15
9	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	10
7	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	7
13	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	14
9	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	9
18	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	19
9	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	9
10	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	11
8	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	9
15	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	16
46	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	51
12	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	13
7	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	8
19	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	20
10	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	10
9	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	10
12	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	13
13	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	14
23	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	25
10	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	11
24	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	26
10	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	11
9	Government National Mortgage Association, Pool #BA2485	4.50	4/15/47	10
8	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	9
9	Government National Mortgage Association, Pool #738906	4.50	10/15/41	10
13	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	14
6	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	6
8	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	9
27	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	29
17	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	19
8	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	9
27	Government National Mortgage Association, Pool #721760	4.50	8/15/40	29
9	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	9
44	Government National Mortgage Association, Pool #4801	4.50	9/20/40	49
18	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	19
8	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	9
13	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	14
18	Government National Mortgage Association, Pool #697946	5.00	3/15/39	20
13	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	14
8	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	9
27	Government National Mortgage Association, Pool #4559	5.00	10/20/39	30
11	Government National Mortgage Association, Pool #510835	5.50	2/15/35	13
13	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	15
13	Government National Mortgage Association, Pool #4222	6.00	8/20/38	15
1	Government National Mortgage Association, Pool #582199	6.50	1/15/32	1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$50	Government National Mortgage Association, 30 YR TBA	2.00	1/20/51	$53
25	Government National Mortgage Association, 30 YR TBA	2.00	2/20/50	26
275	Government National Mortgage Association, 30 YR TBA	2.50	7/20/50	292
	Total U.S. Government Agency Mortgages			13,538

	U.S. Government Agency Securities — 1.28%
25	Fannie Mae	0.25	5/22/23	25
25	Fannie Mae	0.50	6/17/25	25
25	Fannie Mae	0.75	10/8/27	25
25	Fannie Mae	1.63	1/7/25	26
30	Fannie Mae	2.13	4/24/26	33
10	Fannie Mae	5.63	7/15/37	16
20	Fannie Mae	6.63	11/15/30	30
25	Federal Farm Credit Bank	0.15	9/9/22	25
50	Federal Farm Credit Bank	0.38	4/8/22	50
25	Federal Farm Credit Bank	1.55	8/16/21	25
25	Federal Home Loan Bank	1.38	2/17/23	26
55	Federal Home Loan Bank	1.88	11/29/21	57
50	Federal Home Loan Bank	1.88	7/7/21	50
25	Federal Home Loan Bank	2.13	3/10/23	26
40	Federal Home Loan Bank	2.88	9/13/24	44
15	Federal Home Loan Bank	5.63	6/11/21	15
25	Freddie Mac	0.13	10/16/23	25
25	Freddie Mac	0.25	11/6/23	25
25	Freddie Mac	0.25	6/8/22	25
50	Freddie Mac	0.25	12/4/23	50
50	Freddie Mac	0.38	7/21/25	50
50	Freddie Mac	0.38	4/20/23	51
40	Freddie Mac	2.38	1/13/22	41
15	Freddie Mac	6.25	7/15/32	23
25	Freddie Mac	6.75	9/15/29	37
10	Freddie Mac	6.75	3/15/31	15
5	Tennessee Valley Authority	3.50	12/15/42	6
30	Tennessee Valley Authority	5.88	4/1/36	46
	Total U.S. Government Agency Securities			892

	Corporate Bonds — 35.47%
25	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25	11/14/28	30
145	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	182
135	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	170
70	Air Products And Chemicals, Inc. (Chemicals), Callable 3/15/27 @ 100.00	1.85	5/15/27	74
25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	32
46	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	51
100	Amgen, Inc. (Biotechnology), Callable 5/19/26 @ 100.00	2.60	8/19/26	109
130	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	141
420	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	477
160	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	208

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$310	Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 12/1/39 @ 100.00	4.35	6/1/40	$380
40	Anthem, Inc. (Health Care Providers & Services), Callable 2/15/30 @ 100.00	2.25	5/15/30	42
177	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	204
70	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	91
160	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	230
345	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/26 @ 100.00	4.25	3/1/27	404
200	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	223
20	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55	3/9/49	24
215	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	280
90	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	119
65	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	81
35	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	44
325	Bank of America Corp. (Banks), Callable 10/1/24 @ 100.00	3.09 (US0003M + 109.00 bps)(b)	10/1/25	351
70	Bank of America Corp., MTN (Banks), Callable 10/21/26 @ 100.00	3.25	10/21/27	78
690	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104.00 bps)(b)	12/20/28	779
50	Bank of America Corp., MTN (Banks), Callable 4/23/26 @ 100.00	3.56 (US0003M + 106.00 bps)(b)	4/23/27	56
165	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	208
115	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 1/6/30 @ 100.00	3.63	4/6/30	134
65	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25	10/26/49	87
75	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80	11/15/26	98
200	Brown & Brown, Inc. (Insurance), Callable 12/15/30 @ 100.00	2.38	3/15/31	208
170	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	189
80	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20	2/5/25	87
130	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30	10/30/24	142
360	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	386
60	Caterpillar, Inc. (Machinery), Callable 1/9/30 @ 100.00	2.60	4/9/30	66
30	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	45
595	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20	10/21/26	664
120	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.07 (US0003M + 119.20 bps)(b)	4/23/29	140
25	Comcast Corp. (Media)	4.65	7/15/42	34
245	Comcast Corp. (Media)	4.75	3/1/44	335
170	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	260
20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	31
45	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	53
180	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	206
210	CSX Corp. (Road & Rail)	6.22	4/30/40	316
184	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	218
165	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78	3/25/38	209
188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	228
90	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00	11/15/29	99
225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	248
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	44
25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	32
55	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30	7/15/30	58

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$85	Eaton Corp. (Electrical Equipment), Callable 6/15/27 @ 100.00	3.10	9/15/27	$95
65	Ecolab, Inc. (Chemicals), Callable 12/24/29 @ 100.00	4.80	3/24/30	83
5	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	6
80	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/25 @ 100.00	3.70	2/15/26	90
214	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	263
195	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88	8/20/35	199
140	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	160
10	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40	7/1/49	13
225	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13	10/1/25	272
155	General Motors Financial Co. (Consumer Finance), Callable 3/9/23 @ 100.00	3.70	5/9/23	164
101	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	128
25	GlaxoSmithKline Capital, Inc. (Diversified Financial Services)	6.38	5/15/38	39
315	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50	8/1/26	356
65	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73	12/8/47	78
75	International Business Machines Corp. (IT Services)	4.00	6/20/42	93
105	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	151
500	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138.00 bps)(b)	5/1/28	568
165	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116.00 bps)(b)	5/6/30	190
135	JPMorgan Chase & Co. (Banks)	8.00	4/29/27	187
235	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55	6/1/45	302
110	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	126
175	Lincoln National Corp. (Insurance)	7.00	6/15/40	266
70	Lockheed Martin Corp. (Aerospace & Defense)	4.07	12/15/42	90
135	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	177
90	LYB International Finance III LLC (Chemicals), Callable 2/1/30 @ 100.00	3.38	5/1/30	101
70	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	78
75	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50	12/15/27	85
135	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	151
165	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	243
105	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63	5/15/30	117
180	Morgan Stanley (Capital Markets)	3.88	1/27/26	206
290	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 162.80 bps)(b)	1/23/30	353
130	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 1/25/27 @ 100.00	3.05	4/25/27	144
90	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 4/1/25 @ 100.00	2.75	5/1/25	97
130	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03	10/15/47	163
35	Nucor Corp. (Metals & Mining), Callable 3/1/30 @ 100.00	2.70	6/1/30	38
125	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	180
145	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85	4/1/30	162
220	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80	8/15/28	255
173	Oracle Corp. (Software)	5.38	7/15/40	247
85	PepsiCo, Inc. (Beverages), Callable 4/6/46 @ 100.00	3.45	10/6/46	102
120	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	153
195	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	246

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$165	Principal Financial Group, Inc. (Insurance), Callable 8/15/26 @ 100.00	3.10	11/15/26	$184
225	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	317
70	Prudential Financial, Inc., MTN (Insurance), Callable 9/10/39 @ 100.00	3.00	3/10/40	76
110	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	143
15	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	23
30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	35
165	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00	5/22/30	183
155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	174
190	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	215
65	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20	9/15/28	77
30	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	33
80	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	101
60	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	64
94	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	96
255	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	266
185	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	190
25	Target Corp. (Multiline Retail), Callable 6/15/30 @ 100.00	2.65	9/15/30	28
150	TCI Communications, Inc. (Media)	7.88	2/15/26	201
215	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	237
215	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85	1/26/27	245
55	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	77
145	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	211
250	The Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	278
120	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	183
135	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	185
115	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 6/19/26 @ 100.00	2.95	9/19/26	128
115	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 12/25/29 @ 100.00	4.50	3/25/30	143
120	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38	4/1/30	140
70	Travelers Companies, Inc. (Insurance)	5.35	11/1/40	101
45	Truist Financial Corp., MTN (Banks), Callable 6/3/27 @ 100.00	1.13	8/3/27	45
95	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	113
15	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25	3/15/49	20
50	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	65
75	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	102
95	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	133
135	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	179
175	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	193
330	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33	9/21/28	396
200	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	279
130	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80	9/15/47	162
80	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	107
60	Walmart, Inc. (Food & Staples Retailing)	5.63	4/1/40	91
115	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117.00 bps)(b)	10/30/30	125
30	Wells Fargo & Co. (Banks)	3.00	4/22/26	33
465	Wells Fargo & Co. (Banks)	3.00	10/23/26	516

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$55	Wells Fargo & Co., MTN (Banks), Callable 6/17/26 @ 100.00	3.20 (US0003M + 117.00 bps)(b)	6/17/27	$61
120	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131.00 bps)(b)	5/22/28	136
55	WestRock MWV LLC (Containers & Packaging)	8.20	1/15/30	78
25	WRKCo, Inc. (Containers & Packaging), Callable 3/15/33 @ 100.00	3.00	6/15/33	27
265	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65	3/15/26	313
165	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	241
	Total Corporate Bonds			24,651

	U.S. Treasury Obligations — 29.09%
50	U.S. Treasury Bond	1.13	8/15/40	47
70	U.S. Treasury Bond	1.13	5/15/40	66
105	U.S. Treasury Bond	1.25	5/15/50	95
50	U.S. Treasury Bond	1.38	11/15/40	49
90	U.S. Treasury Bond	1.38	8/15/50	84
95	U.S. Treasury Bond	1.63	11/15/50	95
106	U.S. Treasury Bond	2.00	2/15/50	115
101	U.S. Treasury Bond	2.25	8/15/49	116
117	U.S. Treasury Bond	2.25	8/15/46	133
96	U.S. Treasury Bond	2.38	11/15/49	113
125	U.S. Treasury Bond	2.50	5/15/46	149
120	U.S. Treasury Bond	2.50	2/15/46	143
60	U.S. Treasury Bond	2.50	2/15/45	71
20	U.S. Treasury Bond	2.75	11/15/42	25
80	U.S. Treasury Bond	2.75	11/15/47	100
55	U.S. Treasury Bond	2.75	8/15/47	69
100	U.S. Treasury Bond	2.88	5/15/43	126
115	U.S. Treasury Bond	2.88	11/15/46	147
110	U.S. Treasury Bond	2.88	8/15/45	140
94	U.S. Treasury Bond	2.88	5/15/49	121
75	U.S. Treasury Bond	3.00	11/15/45	98
90	U.S. Treasury Bond	3.00	2/15/49	119
50	U.S. Treasury Bond	3.00	2/15/48	66
75	U.S. Treasury Bond	3.00	5/15/47	98
120	U.S. Treasury Bond	3.00	8/15/48	158
75	U.S. Treasury Bond	3.00	2/15/47	98
50	U.S. Treasury Bond	3.00	5/15/45	65
100	U.S. Treasury Bond	3.00	11/15/44	129
80	U.S. Treasury Bond	3.13	5/15/48	107
15	U.S. Treasury Bond	3.13	11/15/41	20
115	U.S. Treasury Bond	3.13	8/15/44	152
90	U.S. Treasury Bond	3.13	2/15/43	118
22	U.S. Treasury Bond	3.13	2/15/42	29
75	U.S. Treasury Bond	3.38	5/15/44	102
55	U.S. Treasury Bond	3.38	11/15/48	77
8	U.S. Treasury Bond	3.50	2/15/39	11
100	U.S. Treasury Bond	3.63	2/15/44	141

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$75	U.S. Treasury Bond	3.63	8/15/43	$106
75	U.S. Treasury Bond	3.75	11/15/43	108
33	U.S. Treasury Bond	3.75	8/15/41	47
10	U.S. Treasury Bond	3.88	8/15/40	14
35	U.S. Treasury Bond	4.38	5/15/41	54
25	U.S. Treasury Bond	4.38	2/15/38	37
25	U.S. Treasury Bond	4.38	11/15/39	38
15	U.S. Treasury Bond	4.38	5/15/40	23
10	U.S. Treasury Bond	4.50	2/15/36	15
35	U.S. Treasury Bond	4.63	2/15/40	54
70	U.S. Treasury Bond	4.75	2/15/41	112
40	U.S. Treasury Bond	5.00	5/15/37	63
20	U.S. Treasury Bond	5.25	2/15/29	27
40	U.S. Treasury Bond	5.38	2/15/31	57
25	U.S. Treasury Bond	6.00	2/15/26	32
25	U.S. Treasury Bond	6.13	8/15/29	36
60	U.S. Treasury Bond	6.13	11/15/27	82
35	U.S. Treasury Bond	6.25	5/15/30	52
15	U.S. Treasury Bond	6.50	11/15/26	20
17	U.S. Treasury Bond	7.50	11/15/24	22
15	U.S. Treasury Bond	7.63	2/15/25	20
100	U.S. Treasury Note	0.13	11/30/22	100
15	U.S. Treasury Note	0.13	5/15/23	15
110	U.S. Treasury Note	0.13	6/30/22	110
130	U.S. Treasury Note	0.13	10/15/23	130
120	U.S. Treasury Note	0.13	12/15/23	120
25	U.S. Treasury Note	0.13	12/31/22	25
120	U.S. Treasury Note	0.13	10/31/22	120
115	U.S. Treasury Note	0.13	9/30/22	115
95	U.S. Treasury Note	0.13	4/30/22	95
110	U.S. Treasury Note	0.13	5/31/22	110
65	U.S. Treasury Note	0.13	8/31/22	65
110	U.S. Treasury Note	0.13	7/31/22	110
40	U.S. Treasury Note	0.13	9/15/23	40
105	U.S. Treasury Note	0.13	7/15/23	105
50	U.S. Treasury Note	0.25	12/31/25	50
125	U.S. Treasury Note	0.25	10/31/25	124
80	U.S. Treasury Note	0.25	11/15/23	80
115	U.S. Treasury Note	0.25	8/31/25	115
55	U.S. Treasury Note	0.25	6/15/23	55
60	U.S. Treasury Note	0.25	6/30/25	60
25	U.S. Treasury Note	0.25	9/30/25	25
60	U.S. Treasury Note	0.25	7/31/25	60
100	U.S. Treasury Note	0.25	5/31/25	100
60	U.S. Treasury Note	0.38	11/30/25	60
115	U.S. Treasury Note	0.38	9/30/27	113
100	U.S. Treasury Note	0.38	7/31/27	99
90	U.S. Treasury Note	0.38	3/31/22	90

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$85	U.S. Treasury Note	0.38	4/30/25	$85
120	U.S. Treasury Note	0.50	10/31/27	119
105	U.S. Treasury Note	0.50	8/31/27	104
90	U.S. Treasury Note	0.50	5/31/27	90
90	U.S. Treasury Note	0.50	3/15/23	91
80	U.S. Treasury Note	0.50	4/30/27	80
95	U.S. Treasury Note	0.50	6/30/27	95
125	U.S. Treasury Note	0.63	11/30/27	125
175	U.S. Treasury Note	0.63	8/15/30	171
130	U.S. Treasury Note	0.63	12/31/27	130
120	U.S. Treasury Note	0.63	5/15/30	117
40	U.S. Treasury Note	0.63	3/31/27	40
130	U.S. Treasury Note	0.88	11/15/30	129
70	U.S. Treasury Note	1.13	2/28/27	73
85	U.S. Treasury Note	1.13	2/28/22	86
45	U.S. Treasury Note	1.13	2/28/25	47
45	U.S. Treasury Note	1.25	8/31/24	47
60	U.S. Treasury Note	1.38	2/15/23	62
70	U.S. Treasury Note	1.38	6/30/23	72
25	U.S. Treasury Note	1.38	8/31/23	26
85	U.S. Treasury Note	1.38	1/31/22	86
95	U.S. Treasury Note	1.38	1/31/25	99
75	U.S. Treasury Note	1.38	8/31/26	79
75	U.S. Treasury Note	1.38	9/30/23	78
50	U.S. Treasury Note	1.38	10/15/22	51
25	U.S. Treasury Note	1.50	8/15/22	26
45	U.S. Treasury Note	1.50	8/15/26	48
50	U.S. Treasury Note	1.50	1/31/22	51
35	U.S. Treasury Note	1.50	1/31/27	37
88	U.S. Treasury Note	1.50	2/15/30	93
80	U.S. Treasury Note	1.50	1/15/23	82
105	U.S. Treasury Note	1.50	2/28/23	108
80	U.S. Treasury Note	1.50	9/30/24	84
90	U.S. Treasury Note	1.50	11/30/24	94
50	U.S. Treasury Note	1.50	10/31/24	52
5	U.S. Treasury Note	1.50	9/15/22	5
100	U.S. Treasury Note	1.63	10/31/23	104
65	U.S. Treasury Note	1.63	8/15/22	67
70	U.S. Treasury Note	1.63	9/30/26	75
50	U.S. Treasury Note	1.63	12/15/22	51
80	U.S. Treasury Note	1.63	5/31/23	83
102	U.S. Treasury Note	1.63	11/15/22	105
60	U.S. Treasury Note	1.63	4/30/23	62
40	U.S. Treasury Note	1.63	5/15/26	43
120	U.S. Treasury Note	1.63	2/15/26	128
130	U.S. Treasury Note	1.63	8/15/29	139
80	U.S. Treasury Note	1.75	7/31/24	84
20	U.S. Treasury Note	1.75	12/31/26	21

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$164	U.S. Treasury Note	1.75	5/15/23	$170
90	U.S. Treasury Note	1.75	7/15/22	92
75	U.S. Treasury Note	1.75	6/30/24	79
110	U.S. Treasury Note	1.75	9/30/22	113
120	U.S. Treasury Note	1.75	11/15/29	130
88	U.S. Treasury Note	1.75	12/31/24	93
80	U.S. Treasury Note	1.75	1/31/23	83
50	U.S. Treasury Note	1.75	6/15/22	51
90	U.S. Treasury Note	1.75	5/15/22	92
85	U.S. Treasury Note	1.75	3/31/22	87
75	U.S. Treasury Note	1.88	7/31/26	81
70	U.S. Treasury Note	1.88	10/31/22	72
85	U.S. Treasury Note	1.88	8/31/22	87
25	U.S. Treasury Note	1.88	6/30/26	27
105	U.S. Treasury Note	1.88	1/31/22	107
50	U.S. Treasury Note	1.88	2/28/22	51
20	U.S. Treasury Note	1.88	8/31/24	21
65	U.S. Treasury Note	1.88	7/31/22	67
125	U.S. Treasury Note	1.88	4/30/22	128
90	U.S. Treasury Note	1.88	9/30/22	93
35	U.S. Treasury Note	1.88	5/31/22	36
100	U.S. Treasury Note	1.88	3/31/22	102
160	U.S. Treasury Note	2.00	11/15/26	174
125	U.S. Treasury Note	2.00	5/31/24	133
75	U.S. Treasury Note	2.00	10/31/22	78
50	U.S. Treasury Note	2.00	2/15/22	51
150	U.S. Treasury Note	2.00	11/30/22	155
95	U.S. Treasury Note	2.00	7/31/22	98
70	U.S. Treasury Note	2.00	4/30/24	74
170	U.S. Treasury Note	2.00	2/15/25	182
95	U.S. Treasury Note	2.00	6/30/24	101
90	U.S. Treasury Note	2.13	11/30/23	95
65	U.S. Treasury Note	2.13	9/30/24	70
90	U.S. Treasury Note	2.13	6/30/22	93
110	U.S. Treasury Note	2.13	12/31/22	114
100	U.S. Treasury Note	2.13	5/31/26	109
170	U.S. Treasury Note	2.13	3/31/24	181
55	U.S. Treasury Note	2.13	7/31/24	59
85	U.S. Treasury Note	2.13	5/15/25	92
5	U.S. Treasury Note	2.13	2/29/24	5
95	U.S. Treasury Note	2.25	11/15/25	104
80	U.S. Treasury Note	2.25	1/31/24	85
55	U.S. Treasury Note	2.25	10/31/24	59
55	U.S. Treasury Note	2.25	12/31/24	59
150	U.S. Treasury Note	2.25	11/15/24	162
80	U.S. Treasury Note	2.25	3/31/26	88
50	U.S. Treasury Note	2.25	4/30/24	53
100	U.S. Treasury Note	2.25	4/15/22	103

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$175	U.S. Treasury Note	2.25	11/15/27	$193
160	U.S. Treasury Note	2.25	8/15/27	177
165	U.S. Treasury Note	2.25	2/15/27	182
80	U.S. Treasury Note	2.25	12/31/23	85
120	U.S. Treasury Note	2.38	5/15/29	136
80	U.S. Treasury Note	2.38	4/30/26	88
110	U.S. Treasury Note	2.38	1/31/23	115
95	U.S. Treasury Note	2.38	3/15/22	98
100	U.S. Treasury Note	2.38	2/29/24	107
175	U.S. Treasury Note	2.38	5/15/27	194
100	U.S. Treasury Note	2.38	8/15/24	108
105	U.S. Treasury Note	2.50	2/15/22	108
90	U.S. Treasury Note	2.50	3/31/23	95
60	U.S. Treasury Note	2.50	2/28/26	66
50	U.S. Treasury Note	2.50	1/31/24	54
20	U.S. Treasury Note	2.50	1/15/22	20
105	U.S. Treasury Note	2.50	5/15/24	113
67	U.S. Treasury Note	2.50	8/15/23	71
60	U.S. Treasury Note	2.63	2/28/23	63
100	U.S. Treasury Note	2.63	3/31/25	110
105	U.S. Treasury Note	2.63	6/30/23	111
100	U.S. Treasury Note	2.63	12/31/23	107
90	U.S. Treasury Note	2.63	12/31/25	100
165	U.S. Treasury Note	2.63	2/15/29	188
85	U.S. Treasury Note	2.63	1/31/26	95
90	U.S. Treasury Note	2.75	7/31/23	96
105	U.S. Treasury Note	2.75	8/31/23	112
95	U.S. Treasury Note	2.75	5/31/23	101
170	U.S. Treasury Note	2.75	11/15/23	183
105	U.S. Treasury Note	2.75	2/15/28	120
90	U.S. Treasury Note	2.75	2/28/25	99
100	U.S. Treasury Note	2.75	2/15/24	108
45	U.S. Treasury Note	2.75	4/30/23	48
90	U.S. Treasury Note	2.75	6/30/25	100
85	U.S. Treasury Note	2.75	8/31/25	95
90	U.S. Treasury Note	2.88	4/30/25	100
105	U.S. Treasury Note	2.88	9/30/23	113
35	U.S. Treasury Note	2.88	11/30/23	38
90	U.S. Treasury Note	2.88	11/30/25	101
200	U.S. Treasury Note	2.88	8/15/28	231
75	U.S. Treasury Note	2.88	7/31/25	84
50	U.S. Treasury Note	2.88	10/31/23	54
140	U.S. Treasury Note	2.88	5/15/28	162
85	U.S. Treasury Note	3.00	9/30/25	96
85	U.S. Treasury Note	3.00	10/31/25	96
115	U.S. Treasury Note	3.13	11/15/28	136
	Total U.S. Treasury Obligations			20,222

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars — 5.04%
$85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	$121
100	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25	1/15/26	115
60	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00	9/30/43	88
185	BP Capital Markets PLC (Diversified Financial Services)	3.54	11/4/24	204
114	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	189
245	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95	1/15/23	257
200	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85	6/1/27	224
70	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05	3/5/30	73
25	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/25 @ 100.00	3.70	2/1/26	28
105	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75(c)	6/15/30	166
90	Diageo Capital PLC (Diversified Financial Services)	5.88	9/30/36	130
160	Equinor ASA (Oil, Gas & Consumable Fuels), Callable 1/6/30 @ 100.00	3.13	4/6/30	180
105	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	148
140	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	165
145	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	222
40	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50	3/2/27	45
25	LyondellBasell Industries N.V. (Chemicals)	4.00	7/15/23	27
180	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95	5/13/30	199
120	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	197
90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13	5/11/35	112
50	Shell International Finance BV (Diversified Financial Services)	4.55	8/12/43	66
55	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38	12/15/38	85
75	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05	6/20/36	112
10	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25	5/15/28	12
140	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	188
20	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20	10/15/37	28
35	Vodafone Group PLC (Wireless Telecommunication Services)	5.00	5/30/38	46
55	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	79
	Total Yankee Dollars			3,506

Shares
	Investment Companies — 10.78%
523,836	State Street Institutional Treasury Money Market Fund, Premier Class	0.01(d)		524
6,969,741	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(d)		6,970
	Total Investment Companies			7,494

	Total Investments Before TBA Sale Commitments (cost 66,734) — 103.16%			71,708

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (e) — (0.16)%
$(25)	Fannie Mae, 30 YR TBA	3.50	2/25/31	$(26)
(25)	Government National Mortgage Association, 30 YR TBA	3.50	1/20/51	(26)
(50)	Government National Mortgage Association, 30 YR TBA	4.50	1/20/51	(54)
	Total TBA Sale Commitments			(106)
	Liabilities in excess of other assets — (3.00)%			(2,084)
	Net Assets — 100.00%			$69,518

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on December 31, 2020.

(b)	Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2020.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on December 31, 2020.

(d)	The rate disclosed is the rate in effect on December 31, 2020.

(e)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

bps—Basis Points

MTN—Medium Term Note

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.29%	—	0.29%
Collateralized Mortgage Obligations	—	1.73%	—	1.73%
U.S. Government Agency Mortgages	—	19.48%	—	19.48%
U.S. Government Agency Securities	—	1.28%	—	1.28%
Corporate Bonds	35.47%	—	—	35.47%
U.S. Treasury Obligations	—	29.09%	—	29.09%
Yankee Dollars	5.04%	—	—	5.04%
Investment Companies	0.75%	3.65%	6.38%	10.78%
TBA Sale Commitments	—	-0.16%	—	-0.16%
Other Assets (Liabilities)	0.33%	-3.38%	0.05%	-3.00%
Total Net Assets	41.59%	51.98%	6.43%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Loan Participations and Assignments — 4.76%
$17,650	Centric Commercial Funding, LP(a)	6.50 (US00001M with 1.00% floor + 550.00 bps)	10/9/22	$17,650
	Total Loan Participations and Assignments			17,650

Shares
	Common Stock — 0.00%
1,740,900	ACC Claims Holdings LLC, Class A (Communications Equipment)(b)			—
	Total Common Stock			—

	Investment Companies — 92.60%
1,177,000	Federated Treasury Obligations Fund, Institutional Shares^^	0.01(c)		1,177
341,839,353	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(c)		341,839
	Total Investment Companies			343,016
	Total Investments (cost $360,666) — 97.36%			360,666
	Other assets in excess of liabilities — 2.64%			9,783
	Net Assets — 100.00%			$370,449

Amounts designated as “—” are $0 or have been rounded to $0.

^^	Purchased with cash collateral held from securities lending. As of December 31, 2020, there were no remaining securities out on loan.

(a)

The original loan commitment represents $24,000,000. The unfunded commitment represents $5,335,202 as of December 31, 2020. Security was valued using significant unobservable inputs as of December 31, 2020.

(b)	Escrow security due to bankruptcy.

(c)	The rate disclosed is the rate in effect on December 31, 2020.

bps—Basis Points

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The Corporate Opportunities Portfolio	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Loan Participations and Assignments	—	4.76%	4.76%
Common Stock	—	0.00%	0.00%
Investment Companies	92.27%	0.33%	92.60%
Other Assets (Liabilities)	2.66%	-0.02%	2.64%
Total Net Assets	94.93%	5.07%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2020.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5-Year US Treasury Note Future	1,665	3/31/21	$210,063	$399
E-Mini S&P 500 Future	752	3/19/21	140,955	3,310
			$351,018	$3,709
	Total Unrealized Appreciation			$3,709
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$3,709

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 4.05%
$100	Fannie Mae	0.25	5/22/23	$100
200	Fannie Mae	0.25	7/10/23	200
250	Fannie Mae	0.25	11/27/23	250
200	Fannie Mae	0.38	8/25/25	200
150	Fannie Mae	0.50	6/17/25	151
350	Fannie Mae	0.63	4/22/25	353
50	Fannie Mae	0.75	10/8/27	50
200	Fannie Mae	0.88	8/5/30	197
275	Fannie Mae	1.75	7/2/24	290
100	Fannie Mae	1.88	9/24/26	108
200	Fannie Mae	2.00	1/5/22	204
400	Fannie Mae	2.00	10/5/22	412
150	Fannie Mae	2.13	4/24/26	163
200	Fannie Mae	2.50	2/5/24	214
250	Fannie Mae	2.63	9/6/24	272
95	Fannie Mae	6.25	5/15/29	136
160	Fannie Mae	6.63	11/15/30	243
180	Fannie Mae	7.25	5/15/30	279
250	Federal Farm Credit Bank	0.13	11/23/22	250
250	Federal Farm Credit Bank	0.15	9/9/22	250
200	Federal Farm Credit Bank	0.25	5/6/22	200
350	Federal Farm Credit Bank	0.38	4/8/22	351
325	Federal Farm Credit Bank	1.55	8/16/21	328
100	Federal Home Loan Bank	0.13	8/12/22	100
50	Federal Home Loan Bank	0.13	10/21/22	50
85	Federal Home Loan Bank	1.13	7/14/21	85
500	Federal Home Loan Bank	1.38	2/17/23	514
50	Federal Home Loan Bank	2.13	3/10/23	52
300	Federal Home Loan Bank	2.13	6/10/22	309
150	Federal Home Loan Bank	2.88	9/13/24	164
500	Federal Home Loan Bank	3.00	10/12/21	511
300	Federal Home Loan Bank	3.38	9/8/23	325
65	Federal Home Loan Bank	5.50	7/15/36	100
50	Freddie Mac	0.13	10/16/23	50
250	Freddie Mac	0.13	7/25/22	250
800	Freddie Mac	0.25	6/8/22	802
600	Freddie Mac	0.25	8/24/23	601
250	Freddie Mac	0.25	11/6/23	250
100	Freddie Mac	0.25	12/4/23	100
150	Freddie Mac	0.38	7/21/25	150
200	Freddie Mac	0.38	5/5/23	201
150	Freddie Mac	0.38	4/20/23	151
250	Freddie Mac	0.38	9/23/25	249
100	Freddie Mac	1.50	2/12/25	105
350	Freddie Mac	2.38	1/13/22	358
150	Freddie Mac	2.75	6/19/23	159
150	Freddie Mac	6.25	7/15/32	232
180	Freddie Mac	6.75	3/15/31	278

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$110	Tennessee Valley Authority	4.70	7/15/33	$151
85	Tennessee Valley Authority	5.25	9/15/39	128
100	Tennessee Valley Authority	5.88	4/1/36	154
190	Tennessee Valley Authority	6.15	1/15/38	308
	Total U.S. Government Agency Securities			12,088

	U.S. Treasury Obligations — 92.45%
910	U.S. Treasury Bond	1.13	5/15/40	863
645	U.S. Treasury Bond	1.13	8/15/40	610
1,425	U.S. Treasury Bond	1.25	5/15/50	1,292
1,820	U.S. Treasury Bond	1.38	8/15/50	1,703
50	U.S. Treasury Bond	1.38	11/15/40	49
840	U.S. Treasury Bond	1.63	11/15/50	836
1,345	U.S. Treasury Bond	2.00	2/15/50	1,460
1,600	U.S. Treasury Bond	2.25	8/15/49	1,830
1,260	U.S. Treasury Bond	2.25	8/15/46	1,438
1,000	U.S. Treasury Bond	2.38	11/15/49	1,174
1,550	U.S. Treasury Bond	2.50	5/15/46	1,851
1,135	U.S. Treasury Bond	2.50	2/15/46	1,355
1,015	U.S. Treasury Bond	2.50	2/15/45	1,209
320	U.S. Treasury Bond	2.75	11/15/47	401
1,110	U.S. Treasury Bond	2.75	8/15/47	1,391
671	U.S. Treasury Bond	2.75	11/15/42	830
327	U.S. Treasury Bond	2.75	8/15/42	405
1,500	U.S. Treasury Bond	2.88	5/15/49	1,936
1,116	U.S. Treasury Bond	2.88	5/15/43	1,410
780	U.S. Treasury Bond	2.88	8/15/45	992
955	U.S. Treasury Bond	2.88	11/15/46	1,220
1,075	U.S. Treasury Bond	3.00	5/15/47	1,407
1,360	U.S. Treasury Bond	3.00	8/15/48	1,788
439	U.S. Treasury Bond	3.00	5/15/42	564
705	U.S. Treasury Bond	3.00	2/15/47	922
1,260	U.S. Treasury Bond	3.00	5/15/45	1,634
1,015	U.S. Treasury Bond	3.00	11/15/44	1,313
1,170	U.S. Treasury Bond	3.00	11/15/45	1,521
1,620	U.S. Treasury Bond	3.00	2/15/48	2,125
1,795	U.S. Treasury Bond	3.00	2/15/49	2,366
1,505	U.S. Treasury Bond	3.13	5/15/48	2,019
545	U.S. Treasury Bond	3.13	11/15/41	712
150	U.S. Treasury Bond	3.13	2/15/42	196
1,480	U.S. Treasury Bond	3.13	8/15/44	1,950
827	U.S. Treasury Bond	3.13	2/15/43	1,084
900	U.S. Treasury Bond	3.38	11/15/48	1,264
1,130	U.S. Treasury Bond	3.38	5/15/44	1,544
40	U.S. Treasury Bond	3.50	2/15/39	54
970	U.S. Treasury Bond	3.63	8/15/43	1,369
1,280	U.S. Treasury Bond	3.63	2/15/44	1,811
645	U.S. Treasury Bond	3.75	11/15/43	928

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$180	U.S. Treasury Bond	3.75	8/15/41	$256
225	U.S. Treasury Bond	3.88	8/15/40	322
30	U.S. Treasury Bond	4.25	5/15/39	44
550	U.S. Treasury Bond	4.25	11/15/40	825
855	U.S. Treasury Bond	4.38	11/15/39	1,291
551	U.S. Treasury Bond	4.38	5/15/41	844
530	U.S. Treasury Bond	4.38	2/15/38	787
163	U.S. Treasury Bond	4.38	5/15/40	247
400	U.S. Treasury Bond	4.50	2/15/36	587
255	U.S. Treasury Bond	4.50	5/15/38	385
150	U.S. Treasury Bond	4.50	8/15/39	229
673	U.S. Treasury Bond	4.63	2/15/40	1,047
70	U.S. Treasury Bond	4.75	2/15/37	107
575	U.S. Treasury Bond	4.75	2/15/41	918
235	U.S. Treasury Bond	5.00	5/15/37	368
660	U.S. Treasury Bond	5.25	2/15/29	893
282	U.S. Treasury Bond	5.25	11/15/28	380
99	U.S. Treasury Bond	5.38	2/15/31	142
85	U.S. Treasury Bond	6.00	2/15/26	109
350	U.S. Treasury Bond	6.13	8/15/29	506
265	U.S. Treasury Bond	6.13	11/15/27	363
197	U.S. Treasury Bond	6.25	8/15/23	228
320	U.S. Treasury Bond	6.25	5/15/30	476
100	U.S. Treasury Bond	6.38	8/15/27	138
218	U.S. Treasury Bond	6.50	11/15/26	294
200	U.S. Treasury Bond	6.75	8/15/26	270
300	U.S. Treasury Bond	6.88	8/15/25	389
325	U.S. Treasury Bond	7.25	8/15/22	362
295	U.S. Treasury Bond	7.63	2/15/25	384
1,730	U.S. Treasury Note	0.13	12/31/22	1,730
635	U.S. Treasury Note	0.13	7/15/23	635
1,475	U.S. Treasury Note	0.13	5/31/22	1,475
935	U.S. Treasury Note	0.13	9/30/22	935
1,700	U.S. Treasury Note	0.13	8/31/22	1,700
500	U.S. Treasury Note	0.13	11/30/22	500
1,550	U.S. Treasury Note	0.13	4/30/22	1,550
175	U.S. Treasury Note	0.13	5/15/23	175
1,670	U.S. Treasury Note	0.13	12/15/23	1,668
1,970	U.S. Treasury Note	0.13	7/31/22	1,970
1,220	U.S. Treasury Note	0.13	6/30/22	1,220
750	U.S. Treasury Note	0.25	11/15/23	752
1,300	U.S. Treasury Note	0.25	12/31/25	1,301
1,990	U.S. Treasury Note	0.25	9/30/25	1,982
1,770	U.S. Treasury Note	0.25	8/31/25	1,764
1,680	U.S. Treasury Note	0.25	10/31/25	1,673
290	U.S. Treasury Note	0.25	7/31/25	289
335	U.S. Treasury Note	0.25	4/15/23	336
620	U.S. Treasury Note	0.25	6/30/25	618

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,090	U.S. Treasury Note	0.25	5/31/25	$1,088
500	U.S. Treasury Note	0.25	6/15/23	501
1,850	U.S. Treasury Note	0.38	3/31/22	1,856
1,735	U.S. Treasury Note	0.38	4/30/25	1,741
1,325	U.S. Treasury Note	0.38	7/31/27	1,307
2,245	U.S. Treasury Note	0.38	9/30/27	2,210
200	U.S. Treasury Note	0.38	11/30/25	200
630	U.S. Treasury Note	0.50	3/15/23	635
2,010	U.S. Treasury Note	0.50	3/31/25	2,028
1,085	U.S. Treasury Note	0.50	4/30/27	1,082
1,595	U.S. Treasury Note	0.50	8/31/27	1,584
1,280	U.S. Treasury Note	0.50	6/30/27	1,274
1,200	U.S. Treasury Note	0.50	5/31/27	1,195
1,840	U.S. Treasury Note	0.63	11/30/27	1,839
3,070	U.S. Treasury Note	0.63	8/15/30	2,993
2,700	U.S. Treasury Note	0.63	5/15/30	2,639
1,760	U.S. Treasury Note	0.63	12/31/27	1,757
700	U.S. Treasury Note	0.88	11/15/30	697
965	U.S. Treasury Note	1.13	2/28/25	999
1,215	U.S. Treasury Note	1.13	2/28/22	1,229
930	U.S. Treasury Note	1.25	7/31/23	956
670	U.S. Treasury Note	1.25	8/31/24	695
1,010	U.S. Treasury Note	1.38	1/31/22	1,024
590	U.S. Treasury Note	1.38	8/31/26	620
1,205	U.S. Treasury Note	1.38	1/31/25	1,259
735	U.S. Treasury Note	1.38	9/30/23	760
560	U.S. Treasury Note	1.38	10/15/22	572
1,230	U.S. Treasury Note	1.38	8/31/23	1,270
1,425	U.S. Treasury Note	1.38	6/30/23	1,468
905	U.S. Treasury Note	1.50	1/31/27	959
1,485	U.S. Treasury Note	1.50	9/30/24	1,555
330	U.S. Treasury Note	1.50	9/15/22	338
1,205	U.S. Treasury Note	1.50	8/15/22	1,232
680	U.S. Treasury Note	1.50	8/15/26	720
2,165	U.S. Treasury Note	1.50	2/15/30	2,289
1,620	U.S. Treasury Note	1.50	10/31/24	1,698
1,090	U.S. Treasury Note	1.50	11/30/24	1,143
965	U.S. Treasury Note	1.50	3/31/23	994
1,000	U.S. Treasury Note	1.50	1/31/22	1,015
1,200	U.S. Treasury Note	1.63	10/31/23	1,250
1,005	U.S. Treasury Note	1.63	9/30/26	1,071
925	U.S. Treasury Note	1.63	10/31/26	986
700	U.S. Treasury Note	1.63	8/31/22	717
655	U.S. Treasury Note	1.63	12/15/22	674
1,545	U.S. Treasury Note	1.63	8/15/29	1,652
945	U.S. Treasury Note	1.63	11/30/26	1,008
1,065	U.S. Treasury Note	1.63	8/15/22	1,091
1,250	U.S. Treasury Note	1.63	5/31/23	1,295

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$810	U.S. Treasury Note	1.63	4/30/23	$838
1,252	U.S. Treasury Note	1.63	11/15/22	1,287
820	U.S. Treasury Note	1.75	4/30/22	838
1,603	U.S. Treasury Note	1.75	5/15/23	1,664
460	U.S. Treasury Note	1.75	9/30/22	473
790	U.S. Treasury Note	1.75	11/15/29	853
745	U.S. Treasury Note	1.75	7/31/24	786
965	U.S. Treasury Note	1.75	6/30/22	988
1,100	U.S. Treasury Note	1.75	6/15/22	1,126
1,100	U.S. Treasury Note	1.75	12/31/26	1,182
1,160	U.S. Treasury Note	1.75	12/31/24	1,229
1,020	U.S. Treasury Note	1.75	7/15/22	1,045
800	U.S. Treasury Note	1.75	5/31/22	818
250	U.S. Treasury Note	1.75	2/28/22	255
315	U.S. Treasury Note	1.75	3/31/22	321
1,175	U.S. Treasury Note	1.75	6/30/24	1,238
700	U.S. Treasury Note	1.75	1/31/23	723
925	U.S. Treasury Note	1.88	2/28/22	944
1,350	U.S. Treasury Note	1.88	1/31/22	1,376
1,270	U.S. Treasury Note	1.88	8/31/22	1,307
1,045	U.S. Treasury Note	1.88	7/31/26	1,128
910	U.S. Treasury Note	1.88	9/30/22	938
1,335	U.S. Treasury Note	1.88	7/31/22	1,372
585	U.S. Treasury Note	1.88	4/30/22	599
820	U.S. Treasury Note	1.88	5/31/22	840
990	U.S. Treasury Note	1.88	8/31/24	1,050
850	U.S. Treasury Note	1.88	3/31/22	868
1,000	U.S. Treasury Note	1.88	6/30/26	1,079
600	U.S. Treasury Note	1.88	10/31/22	619
225	U.S. Treasury Note	2.00	2/15/22	230
840	U.S. Treasury Note	2.00	7/31/22	865
1,825	U.S. Treasury Note	2.00	8/15/25	1,966
1,515	U.S. Treasury Note	2.00	2/15/25	1,622
1,885	U.S. Treasury Note	2.00	11/15/26	2,051
900	U.S. Treasury Note	2.00	10/31/22	931
1,538	U.S. Treasury Note	2.00	2/15/23	1,599
1,710	U.S. Treasury Note	2.00	5/31/24	1,814
1,750	U.S. Treasury Note	2.00	11/30/22	1,812
1,360	U.S. Treasury Note	2.00	4/30/24	1,441
590	U.S. Treasury Note	2.13	7/31/24	630
1,000	U.S. Treasury Note	2.13	5/15/22	1,027
445	U.S. Treasury Note	2.13	11/30/24	477
300	U.S. Treasury Note	2.13	5/31/26	327
365	U.S. Treasury Note	2.13	6/30/22	376
650	U.S. Treasury Note	2.13	11/30/23	687
1,535	U.S. Treasury Note	2.13	12/31/22	1,596
1,885	U.S. Treasury Note	2.13	5/15/25	2,034
1,315	U.S. Treasury Note	2.13	9/30/24	1,407

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,950	U.S. Treasury Note	2.13	3/31/24	$2,072
1,145	U.S. Treasury Note	2.13	2/29/24	1,215
1,050	U.S. Treasury Note	2.25	4/15/22	1,079
795	U.S. Treasury Note	2.25	12/31/24	858
700	U.S. Treasury Note	2.25	4/30/24	748
1,675	U.S. Treasury Note	2.25	11/15/25	1,829
810	U.S. Treasury Note	2.25	1/31/24	862
2,275	U.S. Treasury Note	2.25	11/15/27	2,525
1,785	U.S. Treasury Note	2.25	2/15/27	1,972
1,955	U.S. Treasury Note	2.25	11/15/24	2,106
1,100	U.S. Treasury Note	2.25	3/31/26	1,206
950	U.S. Treasury Note	2.25	12/31/23	1,009
790	U.S. Treasury Note	2.25	10/31/24	850
1,770	U.S. Treasury Note	2.25	8/15/27	1,962
1,950	U.S. Treasury Note	2.38	5/15/29	2,202
1,305	U.S. Treasury Note	2.38	3/15/22	1,340
1,675	U.S. Treasury Note	2.38	8/15/24	1,805
1,810	U.S. Treasury Note	2.38	5/15/27	2,018
1,140	U.S. Treasury Note	2.38	4/30/26	1,259
1,375	U.S. Treasury Note	2.38	2/29/24	1,470
1,250	U.S. Treasury Note	2.38	1/31/23	1,308
1,300	U.S. Treasury Note	2.50	1/31/24	1,393
1,815	U.S. Treasury Note	2.50	5/15/24	1,955
1,285	U.S. Treasury Note	2.50	1/31/25	1,401
990	U.S. Treasury Note	2.50	3/31/23	1,042
1,370	U.S. Treasury Note	2.50	8/15/23	1,454
850	U.S. Treasury Note	2.50	2/28/26	942
1,535	U.S. Treasury Note	2.50	2/15/22	1,576
1,500	U.S. Treasury Note	2.63	6/30/23	1,592
1,650	U.S. Treasury Note	2.63	12/31/23	1,771
955	U.S. Treasury Note	2.63	3/31/25	1,049
985	U.S. Treasury Note	2.63	2/28/23	1,038
1,995	U.S. Treasury Note	2.63	2/15/29	2,289
1,205	U.S. Treasury Note	2.63	12/31/25	1,340
1,055	U.S. Treasury Note	2.63	1/31/26	1,175
980	U.S. Treasury Note	2.75	4/30/23	1,039
1,410	U.S. Treasury Note	2.75	8/31/25	1,568
2,120	U.S. Treasury Note	2.75	2/15/28	2,430
1,620	U.S. Treasury Note	2.75	2/15/24	1,750
745	U.S. Treasury Note	2.75	8/31/23	796
1,897	U.S. Treasury Note	2.75	11/15/23	2,038
1,050	U.S. Treasury Note	2.75	7/31/23	1,120
1,385	U.S. Treasury Note	2.75	5/31/23	1,472
1,500	U.S. Treasury Note	2.88	9/30/23	1,611
1,005	U.S. Treasury Note	2.88	5/31/25	1,118
2,340	U.S. Treasury Note	2.88	5/15/28	2,710
750	U.S. Treasury Note	2.88	11/30/23	809
800	U.S. Treasury Note	2.88	11/30/25	898

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded)— December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,105	U.S. Treasury Note	2.88	10/31/23	$1,190
1,000	U.S. Treasury Note	2.88	7/31/25	1,116
1,405	U.S. Treasury Note	2.88	8/15/28	1,631
880	U.S. Treasury Note	3.00	10/31/25	992
1,395	U.S. Treasury Note	3.00	9/30/25	1,570
1,380	U.S. Treasury Note	3.13	11/15/28	1,633
400	U.S. Treasury Note	5.50	8/15/28	542
	Total U.S. Treasury Obligations			275,876

	Yankee Dollar — 0.04%
115	AID-Israel (Sovereign Bond)	5.50	9/18/23	131
	Total Yankee Dollar			131

Shares
	Investment Company — 2.88%
8,587,790	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(a)		8,588
	Total Investment Company			8,588
	Total Investments (cost $275,115) — 99.42%			296,683
	Other assets in excess of liabilities — 0.58%			1,727
	Net Assets — 100.00%			$298,410

(a)	The rate disclosed is the rate in effect on December 31, 2020.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	4.05%	—	4.05%
U.S. Treasury Obligations	92.45%	—	92.45%
Yankee Dollar	0.04%	—	0.04%
Investment Company	—	2.88%	2.88%
Other Assets (Liabilities)	0.58%	0.00%	0.58%
Total Net Assets	97.12%	2.88%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 92.71%
$9,863	U.S. Treasury Inflation Index Bond	0.13	1/15/30	$10,995
9,210	U.S. Treasury Inflation Index Bond	0.13	10/15/24	9,872
4,203	U.S. Treasury Inflation Index Bond	0.25	2/15/50	5,002
3,914	U.S. Treasury Inflation Index Bond	0.63	2/15/43	4,874
5,975	U.S. Treasury Inflation Index Bond	0.75	2/15/45	7,701
8,459	U.S. Treasury Inflation Index Bond	0.75	7/15/28	9,837
5,261	U.S. Treasury Inflation Index Bond	0.75	2/15/42	6,692
3,807	U.S. Treasury Inflation Index Bond	0.88	2/15/47	5,113
3,174	U.S. Treasury Inflation Index Bond	1.00	2/15/46	4,322
3,265	U.S. Treasury Inflation Index Bond	1.00	2/15/48	4,541
3,187	U.S. Treasury Inflation Index Bond	1.00	2/15/49	4,484
5,469	U.S. Treasury Inflation Index Bond	1.38	2/15/44	7,869
4,151	U.S. Treasury Inflation Index Bond	1.75	1/15/28	5,091
5,037	U.S. Treasury Inflation Index Bond	2.00	1/15/26	5,986
3,066	U.S. Treasury Inflation Index Bond	2.13	2/15/41	4,804
2,154	U.S. Treasury Inflation Index Bond	2.13	2/15/40	3,333
4,131	U.S. Treasury Inflation Index Bond	2.38	1/15/27	5,136
7,055	U.S. Treasury Inflation Index Bond	2.38	1/15/25	8,239
3,722	U.S. Treasury Inflation Index Bond	2.50	1/15/29	4,885
1,659	U.S. Treasury Inflation Index Bond	3.38	4/15/32	2,526
3,953	U.S. Treasury Inflation Index Bond	3.63	4/15/28	5,433
4,783	U.S. Treasury Inflation Index Bond	3.88	4/15/29	6,887
11,605	U.S. Treasury Inflation Index Note	0.13	7/15/24	12,427
11,000	U.S. Treasury Inflation Index Note	0.13	4/15/22	11,229
9,187	U.S. Treasury Inflation Index Note	0.13	10/15/25	9,986
8,337	U.S. Treasury Inflation Index Note	0.13	4/15/25	8,965
10,847	U.S. Treasury Inflation Index Note	0.13	7/15/30	12,163
12,865	U.S. Treasury Inflation Index Note	0.13	1/15/23	13,364
10,892	U.S. Treasury Inflation Index Note	0.13	7/15/22	11,229
11,067	U.S. Treasury Inflation Index Note	0.13	1/15/22	11,264
9,002	U.S. Treasury Inflation Index Note	0.13	7/15/26	9,894
8,373	U.S. Treasury Inflation Index Note	0.25	7/15/29	9,476
11,546	U.S. Treasury Inflation Index Note	0.25	1/15/25	12,455
8,945	U.S. Treasury Inflation Index Note	0.38	1/15/27	9,979
9,186	U.S. Treasury Inflation Index Note	0.38	7/15/27	10,332
12,548	U.S. Treasury Inflation Index Note	0.38	7/15/23	13,295
11,019	U.S. Treasury Inflation Index Note	0.38	7/15/25	12,097
7,369	U.S. Treasury Inflation Index Note	0.50	4/15/24	7,897
9,584	U.S. Treasury Inflation Index Note	0.50	1/15/28	10,858
12,042	U.S. Treasury Inflation Index Note	0.63	1/15/24	12,921
10,731	U.S. Treasury Inflation Index Note	0.63	4/15/23	11,298
9,440	U.S. Treasury Inflation Index Note	0.63	1/15/26	10,534
6,961	U.S. Treasury Inflation Index Note	0.88	1/15/29	8,177
	Total U.S. Treasury Obligations			363,462

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

Shares	Security Description	Rate %		Value (000)
	Investment Company — 7.31%
28,643,273	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(a)	$28,643
	Total Investment Company			28,643
	Total Investments (cost $352,303) — 100.02%			392,105
	Liabilities in excess of other assets — (0.02)%			(86)
	Net Assets — 100.00%			$392,019

(a)	The rate disclosed is the rate in effect on December 31, 2020.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The Inflation Protected Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	92.71%	—	92.71%
Investment Company	0.00%	7.31%	7.31%
Other Assets (Liabilities)	1.15%	-1.17%	-0.02%
Total Net Assets	93.86%	6.14%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 84.24%
$370	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25	11/14/28	$443
989	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	1,239
2,205	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	2,770
470	Air Products And Chemicals, Inc. (Chemicals), Callable 3/15/27 @ 100.00	1.85	5/15/27	498
530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70	12/1/47	647
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	196
530	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	590
1,130	Amgen, Inc. (Biotechnology), Callable 5/19/26 @ 100.00	2.60	8/19/26	1,233
1,530	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	1,665
4,770	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	5,416
2,090	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	2,710
2,920	Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 12/1/39 @ 100.00	4.35	6/1/40	3,577
335	Anthem, Inc. (Health Care Providers & Services), Callable 2/15/30 @ 100.00	2.25	5/15/30	353
1,980	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	2,281
790	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	1,028
1,790	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	2,568
3,840	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/26 @ 100.00	4.25	3/1/27	4,488
3,000	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	3,349
740	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55	3/9/49	889
2,046	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	2,665
585	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	775
705	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	886
405	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	505
3,300	Bank of America Corp. (Banks), Callable 10/1/24 @ 100.00	3.09 (US0003M + 109.00 bps)(a)	10/1/25	3,567
760	Bank of America Corp., MTN (Banks), Callable 10/21/26 @ 100.00	3.25	10/21/27	850
7,844	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104.00 bps)(a)	12/20/28	8,848
550	Bank of America Corp., MTN (Banks), Callable 4/23/26 @ 100.00	3.56 (US0003M + 106.00 bps)(a)	4/23/27	619
1,665	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	2,101
1,265	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 1/6/30 @ 100.00	3.63	4/6/30	1,470
505	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25	10/26/49	677
823	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80	11/15/26	1,079
2,205	Brown & Brown, Inc. (Insurance), Callable 12/15/30 @ 100.00	2.38	3/15/31	2,293
1,885	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	2,094
500	Capital One Bank USA NA (Banks), Callable 1/28/25 @ 100.00	2.28 (SOFR + 91.10 bps)(a)	1/28/26	522
900	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20	2/5/25	981
1,350	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30	10/30/24	1,478
3,335	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	3,568
675	Caterpillar, Inc. (Machinery), Callable 1/9/30 @ 100.00	2.60	4/9/30	743
310	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	464
7,220	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20	10/21/26	8,048
1,115	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.07 (US0003M + 119.20 bps)(a)	4/23/29	1,304
785	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90	3/1/38	955

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$295	Comcast Corp. (Media)	4.65	7/15/42	$398
2,185	Comcast Corp. (Media)	4.75	3/1/44	2,993
2,220	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	3,392
175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	267
1,650	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	1,893
765	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	906
2,315	CSX Corp. (Road & Rail)	6.22	4/30/40	3,493
2,132	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	2,537
1,905	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78	3/25/38	2,407
1,765	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	2,142
315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85	12/15/25	371
930	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00	11/15/29	1,018
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	2,025
200	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	253
960	Duke Energy Corp. (Electric Utilities), Callable 5/15/27 @ 100.00	3.15	8/15/27	1,067
360	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	454
685	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30	7/15/30	727
969	Eaton Corp. (Electrical Equipment), Callable 6/15/27 @ 100.00	3.10	9/15/27	1,082
560	Ecolab, Inc. (Chemicals), Callable 12/24/29 @ 100.00	4.80	3/24/30	714
800	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	924
920	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/25 @ 100.00	3.70	2/15/26	1,040
2,337	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	2,877
2,165	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88	8/20/35	2,210
1,275	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	1,455
225	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40	7/1/49	301
2,520	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13	10/1/25	3,052
1,220	General Motors Financial Co. (Consumer Finance), Callable 3/9/23 @ 100.00	3.70	5/9/23	1,293
1,155	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,469
298	GlaxoSmithKline Capital, Inc. (Diversified Financial Services)	6.38	5/15/38	470
3,515	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50	8/1/26	3,977
712	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73	12/8/47	853
830	International Business Machines Corp. (IT Services)	4.00	6/20/42	1,026
1,135	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	1,635
5,800	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138.00 bps)(a)	5/1/28	6,578
1,658	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116.00 bps)(a)	5/6/30	1,912
1,358	JPMorgan Chase & Co. (Banks)	8.00	4/29/27	1,886
2,630	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55	6/1/45	3,365
190	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	217
1,940	Lincoln National Corp. (Insurance)	7.00	6/15/40	2,953
1,045	Lockheed Martin Corp. (Aerospace & Defense)	4.07	12/15/42	1,348
1,305	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	1,713
655	LYB International Finance III LLC (Chemicals), Callable 2/1/30 @ 100.00	3.38	5/1/30	730
789	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	880
1,165	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50	12/15/27	1,322
1,000	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	1,114

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,815	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	$2,671
1,390	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63	5/15/30	1,552
2,020	Morgan Stanley (Capital Markets)	3.88	1/27/26	2,312
3,145	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 162.80 bps)(a)	1/23/30	3,826
1,170	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 1/25/27 @ 100.00	3.05	4/25/27	1,296
1,035	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 4/1/25 @ 100.00	2.75	5/1/25	1,119
1,075	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03	10/15/47	1,345
310	Northrop Grumman Corp. (Aerospace & Defense), Callable 11/1/49 @ 100.00	5.25	5/1/50	460
485	Nucor Corp. (Metals & Mining), Callable 3/1/30 @ 100.00	2.70	6/1/30	533
1,436	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	2,061
1,665	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85	4/1/30	1,863
2,420	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80	8/15/28	2,803
380	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	469
1,535	Oracle Corp. (Software)	5.38	7/15/40	2,191
980	PepsiCo, Inc. (Beverages), Callable 4/6/46 @ 100.00	3.45	10/6/46	1,176
1,330	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	1,694
2,160	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	2,724
1,940	Principal Financial Group, Inc. (Insurance), Callable 8/15/26 @ 100.00	3.10	11/15/26	2,162
2,139	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	3,020
915	Prudential Financial, Inc., MTN (Insurance), Callable 9/10/39 @ 100.00	3.00	3/10/40	995
1,230	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	1,602
152	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	235
265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	309
1,731	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00	5/22/30	1,924
1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00 ^	3.50	3/15/27	1,393
1,950	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	2,202
730	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20	9/15/28	868
330	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	368
920	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	1,158
695	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	741
589	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	606
3,371	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	3,513
1,625	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,670
340	Target Corp. (Multiline Retail), Callable 6/15/30 @ 100.00	2.65	9/15/30	381
1,850	TCI Communications, Inc. (Media)	7.88	2/15/26	2,481
2,900	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	3,196
2,234	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85	1/26/27	2,549
130	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	182
1,485	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	2,162
2,130	The Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	2,366
1,671	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	2,546
1,485	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	2,034
1,310	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 6/19/26 @ 100.00	2.95	9/19/26	1,459
1,021	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 12/25/29 @ 100.00	4.50	3/25/30	1,266

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,345	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38	4/1/30	$1,573
430	Travelers Companies, Inc. (Insurance)	5.35	11/1/40	618
490	Truist Financial Corp., MTN (Banks), Callable 6/3/27 @ 100.00	1.13	8/3/27	493
1,500	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	1,778
140	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25	3/15/49	188
674	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	881
810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	1,099
1,185	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	1,661
1,505	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,992
1,300	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	1,430
4,395	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33	9/21/28	5,278
2,022	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	2,817
1,580	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80	9/15/47	1,963
820	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	1,100
501	Walmart, Inc. (Food & Staples Retailing)	5.00	10/25/40	721
730	Walmart, Inc. (Food & Staples Retailing)	5.63	4/1/40	1,113
1,580	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117.00 bps)(a)	10/30/30	1,714
374	Wells Fargo & Co. (Banks)	3.00	4/22/26	412
5,155	Wells Fargo & Co. (Banks)	3.00	10/23/26	5,714
605	Wells Fargo & Co., MTN (Banks), Callable 6/17/26 @ 100.00	3.20 (US0003M + 117.00 bps)(a)	6/17/27	669
775	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131.00 bps)(a)	5/22/28	878
340	WestRock MWV LLC (Containers & Packaging)	8.20	1/15/30	483
515	WRKCo, Inc. (Containers & Packaging), Callable 3/15/33 @ 100.00	3.00	6/15/33	564
3,045	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65	3/15/26	3,583
1,846	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	2,696
	Total Corporate Bonds			272,072

	Yankee Dollars — 12.97%
850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	1,215
1,082	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25	1/15/26	1,248
500	Barclays PLC (Banks), Callable 1/10/22 @ 100.00	3.68	1/10/23	515
645	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00	9/30/43	943
2,094	BP Capital Markets PLC (Diversified Financial Services)	3.54	11/4/24	2,321
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	2,061
1,191	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95	1/15/23	1,245
2,504	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85	6/1/27	2,807
845	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05	3/5/30	886
400	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/25 @ 100.00	3.70	2/1/26	449
1,000	Coca-Cola European Partners PLC (Beverages), Callable 6/1/21 @ 100.00	4.50	9/1/21	1,014
1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75(b)	6/15/30	1,746
1,010	Diageo Capital PLC (Diversified Financial Services)	5.88	9/30/36	1,457
2,180	Equinor ASA (Oil, Gas & Consumable Fuels), Callable 1/6/30 @ 100.00	3.13	4/6/30	2,463
825	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	1,159
331	Equinor ASA (Oil, Gas & Consumable Fuels)	7.75	6/15/23	384
1,430	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	1,680

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,795	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	$2,750
525	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50	3/2/27	585
2,000	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/24 @ 100.00	5.75	4/15/24	2,297
2,087	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95	5/13/30	2,301
1,143	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	1,870
893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13	5/11/35	1,109
645	Shell International Finance BV (Diversified Financial Services)	4.55	8/12/43	858
590	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38	12/15/38	912
850	Telefonica Emisiones SA (Diversified Telecommunication Services)	4.67	3/6/38	1,024
970	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25	5/15/28	1,140
1,040	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	1,395
451	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20	10/15/37	626
440	Vodafone Group PLC (Wireless Telecommunication Services)	5.00	5/30/38	572
586	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	843
	Total Yankee Dollars			41,875

	Loan Participations and Assignments — 3.64%
11,767	Centric Commercial Funding, LP(c)	6.50 (US00001M with 1.00% floor + 550.00 bps)	10/9/22	11,767
	Total Loan Participations and Assignments			11,767

Shares
	Investment Companies — 1.12%
5,863	Federated Treasury Obligations Fund, Institutional Shares^^	0.01(d)		6
3,605,205	State Street Institutional Treasury Money Market Fund, Premier Class	0.01(d)		3,605
	Total Investment Companies			3,611
	Total Investments (cost $298,122) — 101.97%			329,325
	Liabilities in excess of other assets — (1.97)%			(6,371)
	Net Assets — 100.00%			$322,954

^	All or part of this security was on loan as of December 31, 2020. The total value of securities on loan as of December 31, 2020, was $6 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2020.

(a)	Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2020.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on December 31, 2020.

(c)

The original loan commitment represents $16,000,000. The unfunded commitment represents $3,556,802 as of December 31, 2020. Security was valued using significant unobservable inputs as of December 31, 2020.

(d)	The rate disclosed is the rate in effect on December 31, 2020.

bps—Basis Points

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

US0003M—3 Month US Dollar LIBOR

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	84.24%	—	84.24%
Yankee Dollars	12.97%	—	12.97%
Loan Participations and Assignments	—	3.64%	3.64%
Investment Companies	1.12%	—	1.12%
Other Assets (Liabilities)	1.02%	-2.99%	-1.97%
Total Net Assets	99.35%	0.65%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.87%
$200	BMW Vehicle Owner Trust, Series 2018-A, Class - A4, Callable 12/25/21 @ 100.00	2.51	6/25/24	$203
200	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class - A3	2.43	1/15/25	205
270	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class - A1	2.84	12/16/24	278
100	CarMax Auto Owner Trust, Series 2020-1 A3, Class - A3, Callable 11/15/23 @ 100.00	1.89	12/16/24	103
100	Discover Card Execution Note Trust, Series 2017-A2, Class - A2	2.39	7/15/24	102
90	Ford Credit Floorplan Master Owner Trust, Series 2019-A1, Class - A1	2.23	9/15/24	93
156	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class - A4, Callable 11/16/21 @ 100.00	2.46	7/17/23	158
500	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class - A3, Callable 12/15/23 @ 100.00	0.55	2/18/25	502
200	Toyota Auto Receivables Owner Trust, Series 2018-A, Class - A4, Callable 2/15/22 @ 100.00	2.52	5/15/23	204
200	World Omni Automobile Lease Securitization Trust, Series 2019-A, Class - A3, Callable 11/15/21 @ 100.00	2.94	5/16/22	202
	Total Asset Backed Securities			2,050

	Collateralized Mortgage Obligations — 7.13%
150	Bank, Series 2020-BNK26, Class - A4, Callable 2/15/30 @ 100.00	2.40	3/15/63	161
100	Bank, Series 2019-BN21, Class - A5	2.85	10/15/52	111
100	Bank, Series 2019-BNK19, Class - A3, Callable 7/15/29 @ 100.00	3.18	8/15/61	113
250	Bank, Series 2017-BNK9, Class - ASB, Callable 8/15/27 @ 100.00	3.47	11/15/54	279
300	Bank, Series 2018-BN10, Class - A5, Callable 1/15/28 @ 100.00	3.69	2/15/61	345
300	Bank, Series 2019-BN17, Class - A4	3.71	4/15/52	349
200	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - A2	3.12	2/15/50	205
100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - ASB	3.37	2/15/50	109
60	BBCMS Mortgage Trust, Series 2020-C7, Class - AS	2.44	4/15/53	64
100	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS	2.91(a)	9/15/43	108
250	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 1/15/29 @ 100.00	4.02	3/15/52	296
200	Benchmark Mortgage Trust, Series 2018-B6, Class - A4	4.26	10/10/51	240
228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4	2.88	2/10/48	243
100	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS	2.92	2/15/53	109
150	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4	3.10	12/15/72	169
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A5	3.14	2/10/48	198
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable 1/10/26 @ 100.00	3.31	4/10/49	111
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable 1/10/26 @ 100.00	3.62	2/10/49	112
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62	7/10/47	250
183	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/25 @ 100.00	3.18	2/10/48	198
80	Commercial Mortgage Trust, Series 2015-DC1, Class - A5	3.35	2/10/48	88
256	Commercial Mortgage Trust, Series 2013-CR8, Class - A5	3.61(a)	6/10/46	271
100	Commercial Mortgage Trust, Series 2014-UBS4, Class - AM, Callable 7/10/24 @ 100.00	3.97	8/10/47	108
100	Commercial Mortgage Trust, Series 2013-CR11, Class - B	5.11(a)	8/10/50	109
200	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class - ASB, Callable 6/15/25 @ 100.00	3.31	11/15/49	213
500	CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class - A2	3.82	4/15/51	526
200	Fannie Mae-ACES, Series 2020-M8, Class - A2	1.82	2/25/30	211
111	Fannie Mae-ACES, Series 2016-M6, Class - A1	2.14	5/25/26	116
5	Fannie Mae-ACES, Series 2013-M14, Class - APT	2.55(a)	4/25/23	5
26	Fannie Mae-ACES, Series 2017-M8, Class - A1	2.65	5/25/27	27
259	Fannie Mae-ACES, Series 2015-M3, Class - A2	2.72	10/25/24	276
200	Fannie Mae-ACES, Series 2017-M7, Class - A2	2.96(a)	2/25/27	224
250	Fannie Mae-ACES, Series 2017-M11, Class - A2	2.98	8/25/29	284

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$300	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.08(a)	6/25/27	$338
216	Fannie Mae-ACES, Series 2014-M9, Class - A2	3.10(a)	7/25/24	233
200	Fannie Mae-ACES, Series 2017 M15, Class - ATS2	3.14(a)	11/25/27	221
250	Fannie Mae-ACES, Series 2018-M14, Class - A2	3.58(a)	8/25/28	294
200	Fannie Mae-ACES, Series 2019-M2, Class - A2	3.63(a)	11/25/28	234
300	Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class - A2, Callable 8/25/30 @ 100.00	1.41	8/25/30	306
400	Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class - A2, Callable 8/25/28 @ 100.00	3.90(a)	8/25/28	480
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2	1.72	5/25/35	303
99	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class - A1, Callable 10/25/29 @ 100.00	1.78	5/25/29	105
49	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K099, Class - A1, Callable 6/25/29 @ 100.00	2.26	6/25/29	52
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class - A2, Callable 8/25/22 @ 100.00	2.31	8/25/22	47
84	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class - A1, Callable 6/25/26 @ 100.00	2.34	7/25/26	89
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class - A2, Callable 1/25/23 @ 100.00	2.64	1/25/23	189
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class - A2, Callable 3/25/26 @ 100.00	2.67	3/25/26	384
163	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91	7/25/49	174
32	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A1	3.02	2/25/23	33
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class - A2, Callable 12/25/24 @ 100.00	3.06	12/25/24	400
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K092, Class - A2, Callable 4/25/29 @ 100.00	3.30	4/25/29	117
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A2	3.31(a)	5/25/23	195
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class - A2	3.32(a)	2/25/23	193
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class - A2, Callable 5/25/25 @ 100.00	3.33(a)	5/25/25	111
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2, Callable 3/25/29 @ 100.00	3.51	3/25/29	295
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K087, Class - A2, Callable 12/25/28 @ 100.00	3.77	12/25/28	300
500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class - A2, Callable 5/25/28 @ 100.00	3.85	5/25/28	597
230	GS Mortgage Securities Trust, Series 2016-GS2, Class - A3	2.79	5/10/49	247
200	GS Mortgage Securities Trust, Series 2019-GC42, Class - A4	3.00	9/1/52	223
100	GS Mortgage Securities Trust, Series 2020-GC45, Class - AS	3.17(a)	2/13/53	111
250	GS Mortgage Securities Trust, Series 2017-GS5, Class - A4	3.67	3/10/50	284
100	GS Mortgage Securities Trust, Series 2018-GS10, Class - A5	4.15(a)	7/10/51	119
274	GS Mortgage Securities Trust, Series 2013-GC14, Class - A5, Callable 8/10/23 @ 100.00	4.24	8/10/46	297
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5	3.64	11/15/47	150
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class - A4, Callable 7/15/24 @ 100.00	3.80	9/15/47	201

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class - A5, Callable 9/15/23 @ 100.00	4.13	11/15/45	$199
85	Morgan Stanley BAML Trust, Series 2015-C21, Class - ASB	3.15	3/15/48	89
183	Morgan Stanley BAML Trust, Series 2015-C20, Class - A4	3.25	2/15/48	198
200	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4	3.53	12/15/47	219
200	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5	3.60	5/15/50	227
100	Morgan Stanley BAML Trust, Series 2014-C17, Class - A5, Callable 7/15/24 @ 100.00	3.74	8/15/47	110
100	Morgan Stanley BAML Trust, Series 2014-C15, Class - A4, Callable 2/15/24 @ 100.00	4.05	4/15/47	110
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4	3.26	6/15/50	222
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class - A4, Callable 1/15/26 @ 100.00	3.59	3/15/49	202
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 6/10/26 @ 100.00	3.06	10/10/48	108
272	Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable 10/15/29 @ 100.00	3.04	10/15/52	304
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4	3.10	6/15/49	538
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4, Callable 7/15/25 @ 100.00	3.66	9/15/58	205
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4, Callable 12/15/25 @ 100.00	3.81	12/15/48	140
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class - A5	3.82	8/15/50	184
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class - C, Callable 2/15/25 @ 100.00	4.07	2/15/48	138
100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4	4.44	9/15/61	120
	Total Collateralized Mortgage Obligations			16,863

	U.S. Government Agency Mortgages — 83.56%
396	Fannie Mae, Pool #BQ5781	1.50	11/1/35	408
648	Fannie Mae, Pool #FM4788	2.00	11/1/50	674
550	Fannie Mae, Pool #CA8252	2.00	12/1/45	572
48	Fannie Mae, Pool #MA4093	2.00	8/1/40	50
29	Fannie Mae, Pool #AY4232	2.00	5/1/30	30
648	Fannie Mae, Pool #BQ5112	2.00	11/1/50	673
500	Fannie Mae, Pool #CA8110	2.00	12/1/50	521
34	Fannie Mae, Pool #AS0001	2.00	7/1/28	35
389	Fannie Mae, Pool #FM4039	2.00	10/1/35	408
534	Fannie Mae, Pool #FM3755	2.00	9/1/35	560
198	Fannie Mae, Pool #MA4155	2.00	10/1/35	207
73	Fannie Mae, Pool #MA2906	2.00	2/1/32	76
445	Fannie Mae, Pool #CA7225	2.00	10/1/50	463
409	Fannie Mae, Pool #SB8061	2.00	9/1/35	428
18	Fannie Mae, Pool #BJ4362	2.00	11/1/32	18
197	Fannie Mae, Pool #BP6626	2.00	8/1/50	205
488	Fannie Mae, Pool #MA4128	2.00	9/1/40	511
149	Fannie Mae, Pool #MA4176	2.00	10/1/40	155
70	Fannie Mae, Pool #MA4071	2.00	7/1/40	73
16	Fannie Mae, Pool #CA0052	2.00	7/1/32	17
172	Fannie Mae, Pool #AS1058	2.00	11/1/28	180
137	Fannie Mae, Pool #MA4053	2.50	6/1/35	143
55	Fannie Mae, Pool #MA3282	2.50	2/1/33	57

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$472	Fannie Mae, Pool #BQ5110	2.50	11/1/50	$499
199	Fannie Mae, Pool #MA1277	2.50	12/1/27	208
16	Fannie Mae, Pool #MA2854	2.50	12/1/46	17
424	Fannie Mae, Pool #BK2588	2.50	5/1/50	449
64	Fannie Mae, Pool #AZ6458	2.50	7/1/30	66
69	Fannie Mae, Pool #AU5334	2.50	11/1/28	72
93	Fannie Mae, Pool #AU6387	2.50	11/1/28	97
117	Fannie Mae, Pool #BC9041	2.50	11/1/31	122
205	Fannie Mae, Pool #MA3154	2.50	10/1/32	215
456	Fannie Mae, Pool #MA4096	2.50	8/1/50	480
297	Fannie Mae, Pool #MA4183	2.50	11/1/50	314
29	Fannie Mae, Pool #MA3830	2.50	11/1/39	31
132	Fannie Mae, Pool #MA3764	2.50	9/1/34	138
124	Fannie Mae, Pool #AB7391	2.50	12/1/42	131
378	Fannie Mae, Pool #MA3246	2.50	1/1/33	397
218	Fannie Mae, Pool #MA1210	2.50	10/1/27	227
14	Fannie Mae, Pool #MA2888	2.50	1/1/47	15
462	Fannie Mae, Pool #CA6074	2.50	6/1/50	488
469	Fannie Mae, Pool #MA4078	2.50	7/1/50	494
61	Fannie Mae, Pool #MA4016	2.50	5/1/40	64
124	Fannie Mae, Pool #MA3955	2.50	3/1/35	130
389	Fannie Mae, Pool #BP5878	2.50	6/1/50	410
136	Fannie Mae, Pool #FM3296	2.50	5/1/35	142
63	Fannie Mae, Pool #MA3801	2.50	10/1/49	66
108	Fannie Mae, Pool #AS8892	2.50	2/1/32	114
16	Fannie Mae, Pool #MA1511	2.50	7/1/33	17
71	Fannie Mae, Pool #MA3217	2.50	12/1/32	75
46	Fannie Mae, Pool #BJ3742	2.50	12/1/32	48
38	Fannie Mae, Pool #MA2868	2.50	1/1/32	40
118	Fannie Mae, Pool #MA3896	2.50	1/1/35	123
232	Fannie Mae, Pool #BQ0329	2.50	7/1/50	245
463	Fannie Mae, Pool #FM4309	2.50	9/1/50	488
497	Fannie Mae, Pool #FM4638	2.50	10/1/50	524
29	Fannie Mae, Pool #ZT2094	2.50	6/1/34	30
248	Fannie Mae, Pool #MA3765	2.50	9/1/49	261
32	Fannie Mae, Pool #MA1270	2.50	11/1/32	34
341	Fannie Mae, Pool #MA2730	2.50	8/1/46	362
12	Fannie Mae, Pool #AS8172	2.50	10/1/36	13
56	Fannie Mae, Pool #MA3737	2.50	8/1/34	58
27	Fannie Mae, Pool #MA3788	2.50	9/1/39	29
322	Fannie Mae, Pool #MA3902	2.50	12/1/49	339
242	Fannie Mae, Pool #MA3827	2.50	11/1/34	252
133	Fannie Mae, Pool #AS4946	2.50	5/1/30	139
49	Fannie Mae, Pool #AT2717	2.50	5/1/43	52
163	Fannie Mae, Pool #MA3965	2.50	3/1/40	173
136	Fannie Mae, Pool #BE3032	2.50	1/1/32	143
128	Fannie Mae, Pool #AU2619	2.50	8/1/28	134
11	Fannie Mae, Pool #MA2789	2.50	10/1/36	11

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$68	Fannie Mae, Pool #BJ3944	2.50	1/1/33	$71
76	Fannie Mae, Pool #AS8246	2.50	11/1/31	79
27	Fannie Mae, Pool #AS8437	2.50	12/1/36	28
44	Fannie Mae, Pool #AS4660	2.50	3/1/30	47
184	Fannie Mae, Pool #AO3019	2.50	5/1/27	192
178	Fannie Mae, Pool #AP4742	2.50	8/1/27	185
378	Fannie Mae, Pool #MA4075	2.50	7/1/35	394
388	Fannie Mae, Pool #FM4231	2.50	9/1/50	409
29	Fannie Mae, Pool #AS0513	2.50	8/1/43	30
241	Fannie Mae, Pool #MA4099	2.50	8/1/35	251
341	Fannie Mae, Pool #MA3990	2.50	4/1/50	359
466	Fannie Mae, Pool #CA6304	2.50	7/1/50	491
357	Fannie Mae, Pool #MA4210	2.50	12/1/50	377
394	Fannie Mae, Pool #MA4159	2.50	10/1/50	415
101	Fannie Mae, Pool #BD5787	3.00	9/1/46	107
162	Fannie Mae, Pool #MA2863	3.00	1/1/47	172
63	Fannie Mae, Pool #BE4400	3.00	1/1/47	66
79	Fannie Mae, Pool #AZ0538	3.00	9/1/30	84
189	Fannie Mae, Pool #BC4764	3.00	10/1/46	201
18	Fannie Mae, Pool #MA2065	3.00	10/1/34	20
261	Fannie Mae, Pool #BO3192	3.00	10/1/49	274
47	Fannie Mae, Pool #MA3237	3.00	1/1/48	50
98	Fannie Mae, Pool #CA3788	3.00	7/1/49	102
313	Fannie Mae, Pool #MA3905	3.00	1/1/50	329
277	Fannie Mae, Pool #BP6466	3.00	7/1/50	291
49	Fannie Mae, Pool #MA3897	3.00	1/1/35	51
213	Fannie Mae, Pool #MA1307	3.00	1/1/33	226
90	Fannie Mae, Pool #MA1527	3.00	8/1/33	97
155	Fannie Mae, Pool #FM2132	3.00	1/1/50	163
60	Fannie Mae, Pool #MA3339	3.00	4/1/33	63
292	Fannie Mae, Pool #BO2201	3.00	9/1/49	306
73	Fannie Mae, Pool #MA3934	3.00	2/1/40	77
292	Fannie Mae, Pool #MA3871	3.00	12/1/49	306
392	Fannie Mae, Pool #CA5423	3.00	3/1/50	412
278	Fannie Mae, Pool #MA4079	3.00	7/1/50	292
60	Fannie Mae, Pool #MA2149	3.00	1/1/30	64
215	Fannie Mae, Pool #MA3082	3.00	7/1/47	226
32	Fannie Mae, Pool #BE9547	3.00	4/1/47	33
249	Fannie Mae, Pool #BN7703	3.00	8/1/49	261
15	Fannie Mae, Pool #FM1585	3.00	9/1/49	16
320	Fannie Mae, Pool #B06219	3.00	12/1/49	335
27	Fannie Mae, Pool #MA2897	3.00	2/1/37	29
59	Fannie Mae, Pool #AL9996	3.00	4/1/32	62
67	Fannie Mae, Pool #AL8861	3.00	7/1/31	71
255	Fannie Mae, Pool #AS7904	3.00	9/1/46	271
169	Fannie Mae, Pool #AS0196	3.00	8/1/28	178
126	Fannie Mae, Pool #AS7238	3.00	5/1/46	134
25	Fannie Mae, Pool #AS8056	3.00	10/1/46	26

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$14	Fannie Mae, Pool #AL9848	3.00	3/1/47	$14
51	Fannie Mae, Pool #AS8438	3.00	12/1/36	54
750	Fannie Mae, Pool #AP6375	3.00	9/1/42	802
376	Fannie Mae, Pool #AP6493	3.00	9/1/42	402
567	Fannie Mae, Pool #AQ7920	3.00	12/1/42	607
418	Fannie Mae, Pool #AO0752	3.00	4/1/42	447
321	Fannie Mae, Pool #AP2465	3.00	8/1/42	343
26	Fannie Mae, Pool #AR7426	3.00	7/1/43	28
62	Fannie Mae, Pool #AQ3223	3.00	11/1/27	65
381	Fannie Mae, Pool #QB1382	3.00	7/1/50	403
103	Fannie Mae, Pool #AS1527	3.00	1/1/29	108
32	Fannie Mae, Pool #AT1575	3.00	5/1/43	35
203	Fannie Mae, Pool #AT2014	3.00	4/1/43	217
169	Fannie Mae, Pool #AS8276	3.00	11/1/46	179
205	Fannie Mae, Pool #AT7620	3.00	6/1/43	219
115	Fannie Mae, Pool #AS8521	3.00	12/1/46	121
156	Fannie Mae, Pool #AS8784	3.00	2/1/47	166
141	Fannie Mae, Pool #AS4333	3.00	1/1/45	149
32	Fannie Mae, Pool #J24886	3.00	7/1/23	34
54	Fannie Mae, Pool #AS8483	3.00	12/1/46	58
58	Fannie Mae, Pool #AS2312	3.00	5/1/29	61
47	Fannie Mae, Pool #AS3117	3.00	8/1/29	50
96	Fannie Mae, Pool #AS7908	3.00	9/1/46	102
169	Fannie Mae, Pool #AK0006	3.00	1/1/27	177
219	Fannie Mae, Pool #AT0682	3.00	4/1/43	234
47	Fannie Mae, Pool #AS8424	3.00	12/1/36	50
255	Fannie Mae, Pool #BD2446	3.00	1/1/47	271
32	Fannie Mae, Pool #AS4334	3.00	1/1/45	34
160	Fannie Mae, Pool #AK3302	3.00	3/1/27	168
595	Fannie Mae, Pool #MA3834	3.00	11/1/49	623
31	Fannie Mae, Pool #AZ4358	3.00	7/1/30	32
10	Fannie Mae, Pool #BA0826	3.00	10/1/30	11
36	Fannie Mae, Pool #BC4276	3.00	4/1/46	38
70	Fannie Mae, Pool #MA2425	3.00	10/1/30	74
170	Fannie Mae, Pool #BD4225	3.00	11/1/46	180
83	Fannie Mae, Pool #B09169	3.00	12/1/49	88
325	Fannie Mae, Pool #B08947	3.00	1/1/50	341
174	Fannie Mae, Pool #BO7242	3.00	1/1/50	183
592	Fannie Mae, Pool #AB7099	3.00	11/1/42	628
24	Fannie Mae, Pool #MA1058	3.00	5/1/32	25
48	Fannie Mae, Pool #AU7890	3.00	9/1/28	51
27	Fannie Mae, Pool #MA2087	3.00	11/1/34	28
224	Fannie Mae, Pool #AL9865	3.00	2/1/47	238
37	Fannie Mae, Pool #MA2579	3.00	4/1/36	39
37	Fannie Mae, Pool #MA2832	3.00	12/1/36	40
65	Fannie Mae, Pool #BD5076	3.00	2/1/32	68
152	Fannie Mae, Pool #AS4884	3.00	5/1/45	161
70	Fannie Mae, Pool #MA3631	3.00	4/1/34	74

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$56	Fannie Mae, Pool #MA3304	3.00	3/1/48	$59
104	Fannie Mae, Pool #MA3147	3.00	10/1/47	110
22	Fannie Mae, Pool #MA3078	3.00	7/1/37	24
239	Fannie Mae, Pool #MA2956	3.00	4/1/47	254
233	Fannie Mae, Pool #AS8414	3.00	11/1/46	248
44	Fannie Mae, Pool #BE3861	3.00	1/1/47	46
156	Fannie Mae, Pool #MA2833	3.00	12/1/46	166
95	Fannie Mae, Pool #MA3744	3.00	8/1/49	100
372	Fannie Mae, Pool #MA3802	3.00	10/1/49	390
125	Fannie Mae, Pool #FM1552	3.00	12/1/47	133
244	Fannie Mae, Pool #MA3774	3.00	9/1/49	256
59	Fannie Mae, Pool #MA3090	3.00	8/1/32	62
121	Fannie Mae, Pool #BD5545	3.00	10/1/46	129
151	Fannie Mae, Pool #FM1134	3.00	4/1/48	160
151	Fannie Mae, Pool #AU3735	3.00	8/1/43	161
37	Fannie Mae, Pool #BM1370	3.00	4/1/37	39
200	Fannie Mae, Pool #MA2806	3.00	11/1/46	212
275	Fannie Mae, Pool #FM1370	3.00	4/1/46	292
57	Fannie Mae, Pool #MA3958	3.00	3/1/40	60
310	Fannie Mae, Pool #MA3937	3.00	2/1/50	326
63	Fannie Mae, Pool #MA2230	3.00	4/1/35	67
66	Fannie Mae, Pool #MA2523	3.00	2/1/36	69
25	Fannie Mae, Pool #MA3218	3.00	12/1/32	26
30	Fannie Mae, Pool #MA2961	3.00	4/1/37	32
173	Fannie Mae, Pool #MA3106	3.00	8/1/47	183
46	Fannie Mae, Pool #AW8295	3.00	8/1/29	48
252	Fannie Mae, Pool #MA2737	3.00	9/1/46	267
223	Fannie Mae, Pool #AB8897	3.00	4/1/43	237
63	Fannie Mae, Pool #MA3331	3.00	4/1/48	67
82	Fannie Mae, Pool #MA3657	3.00	5/1/34	86
110	Fannie Mae, Pool #AY4200	3.00	5/1/45	117
91	Fannie Mae, Pool #MA1401	3.00	4/1/33	98
16	Fannie Mae, Pool #AX8309	3.00	11/1/29	17
51	Fannie Mae, Pool #MA3247	3.00	1/1/33	54
46	Fannie Mae, Pool #MA1338	3.00	2/1/33	49
123	Fannie Mae, Pool #BE1901	3.00	12/1/46	130
87	Fannie Mae, Pool #AS8186	3.00	10/1/46	93
20	Fannie Mae, Pool #MA2287	3.00	6/1/35	21
84	Fannie Mae, Pool #MA3127	3.00	9/1/37	90
68	Fannie Mae, Pool #MA2773	3.00	10/1/36	72
34	Fannie Mae, Pool #MA3185	3.00	11/1/37	36
11	Fannie Mae, Pool #MA3100	3.00	8/1/37	12
111	Fannie Mae, Pool #AB4483	3.00	2/1/27	116
168	Fannie Mae, Pool #MA2895	3.00	2/1/47	178
231	Fannie Mae, Pool #CA5729	3.00	5/1/50	244
115	Fannie Mae, Pool #MA3179	3.00	11/1/47	122
421	Fannie Mae, Pool #MA4048	3.00	6/1/50	443
355	Fannie Mae, Pool #CA5668	3.00	5/1/50	373

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$188	Fannie Mae, Pool #BC9003	3.00	11/1/46	$199
100	Fannie Mae, Pool #CA3754	3.00	6/1/34	105
26	Fannie Mae, Pool #BA4786	3.00	2/1/31	28
197	Fannie Mae, Pool #MA3960	3.00	3/1/50	207
378	Fannie Mae, Pool #MA4020	3.00	5/1/50	396
142	Fannie Mae, Pool #AY4829	3.00	5/1/45	151
434	Fannie Mae, Pool #FM3395	3.00	6/1/50	455
89	Fannie Mae, Pool #FM4317	3.00	9/1/50	93
418	Fannie Mae, Pool #CA5519	3.00	4/1/50	440
98	Fannie Mae, Pool #MA3991	3.00	4/1/50	103
89	Fannie Mae, Pool #MA3831	3.00	11/1/39	94
370	Fannie Mae, Pool #BP1932	3.00	4/1/50	389
42	Fannie Mae, Pool #CA4860	3.00	12/1/49	45
165	Fannie Mae, Pool #MA2246	3.00	4/1/30	175
61	Fannie Mae, Pool #BJ2996	3.00	1/1/33	64
89	Fannie Mae, Pool #AW7383	3.00	8/1/29	93
43	Fannie Mae, Pool #BK1015	3.00	2/1/33	46
65	Fannie Mae, Pool #MA3060	3.00	7/1/32	68
187	Fannie Mae, Pool #MA3738	3.00	8/1/34	197
198	Fannie Mae, Pool #BH9215	3.50	1/1/48	210
98	Fannie Mae, Pool #MA3243	3.50	1/1/38	105
183	Fannie Mae, Pool #SD8001	3.50	7/1/49	196
233	Fannie Mae, Pool #BM4703	3.50	2/1/48	248
177	Fannie Mae, Pool #CA0487	3.50	10/1/47	188
553	Fannie Mae, Pool #AO8137	3.50	8/1/42	601
159	Fannie Mae, Pool #BK9038	3.50	10/1/33	168
50	Fannie Mae, Pool #AX7655	3.50	1/1/45	54
21	Fannie Mae, Pool #MA3152	3.50	10/1/37	23
109	Fannie Mae, Pool #AZ9576	3.50	12/1/45	117
93	Fannie Mae, Pool #AY3802	3.50	2/1/45	100
93	Fannie Mae, Pool #AY3913	3.50	2/1/45	100
713	Fannie Mae, Pool #AO2548	3.50	4/1/42	775
255	Fannie Mae, Pool #AO3760	3.50	5/1/42	277
59	Fannie Mae, Pool #AZ6383	3.50	9/1/45	63
221	Fannie Mae, Pool #MA3520	3.50	10/1/48	236
67	Fannie Mae, Pool #AX5201	3.50	10/1/29	71
691	Fannie Mae, Pool #AK7497	3.50	4/1/42	751
209	Fannie Mae, Pool #AL1717	3.50	5/1/27	222
120	Fannie Mae, Pool #AO4385	3.50	6/1/42	131
17	Fannie Mae, Pool #AV6407	3.50	2/1/29	18
17	Fannie Mae, Pool #AS2081	3.50	4/1/29	18
49	Fannie Mae, Pool #AY8856	3.50	9/1/45	53
139	Fannie Mae, Pool #MA3057	3.50	7/1/47	148
11	Fannie Mae, Pool #MA2996	3.50	5/1/37	12
32	Fannie Mae, Pool #310139	3.50	11/1/25	34
17	Fannie Mae, Pool #BM5446	3.50	2/1/49	18
64	Fannie Mae, Pool #AJ4093	3.50	10/1/26	68
64	Fannie Mae, Pool #MA3614	3.50	3/1/49	67

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$147	Fannie Mae, Pool #FM1566	3.50	11/1/48	$157
141	Fannie Mae, Pool #BM5485	3.50	2/1/49	151
171	Fannie Mae, Pool #FM1911	3.50	7/1/48	184
71	Fannie Mae, Pool #BM2001	3.50	12/1/46	75
56	Fannie Mae, Pool #MA2923	3.50	3/1/37	60
12	Fannie Mae, Pool #MA2909	3.50	2/1/37	13
24	Fannie Mae, Pool #AK0706	3.50	2/1/27	26
142	Fannie Mae, Pool #FM1028	3.50	6/1/49	151
10	Fannie Mae, Pool #AJ6181	3.50	12/1/26	11
72	Fannie Mae, Pool #BJ0647	3.50	3/1/48	77
79	Fannie Mae, Pool #AS5696	3.50	8/1/45	85
124	Fannie Mae, Pool #AS4773	3.50	4/1/45	133
158	Fannie Mae, Pool #FM1001	3.50	11/1/48	168
64	Fannie Mae, Pool #AS4772	3.50	4/1/45	68
150	Fannie Mae, Pool #MA3026	3.50	6/1/47	160
256	Fannie Mae, Pool #AQ0546	3.50	11/1/42	279
36	Fannie Mae, Pool #AP9390	3.50	10/1/42	39
254	Fannie Mae, Pool #BM1568	3.50	7/1/47	283
139	Fannie Mae, Pool #MA3332	3.50	4/1/48	148
23	Fannie Mae, Pool #CA0234	3.50	8/1/47	24
48	Fannie Mae, Pool #AS5892	3.50	10/1/45	52
64	Fannie Mae, Pool #MA3597	3.50	2/1/49	69
20	Fannie Mae, Pool #MA2692	3.50	7/1/36	21
90	Fannie Mae, Pool #AO4647	3.50	6/1/42	96
52	Fannie Mae, Pool #MA3637	3.50	4/1/49	55
102	Fannie Mae, Pool #AS5068	3.50	6/1/45	110
128	Fannie Mae, Pool #AS4771	3.50	4/1/45	138
60	Fannie Mae, Pool #MA3692	3.50	7/1/49	64
158	Fannie Mae, Pool #BM2000	3.50	5/1/49	168
580	Fannie Mae, Pool #AB6017	3.50	8/1/42	618
73	Fannie Mae, Pool #MA3462	3.50	9/1/33	78
57	Fannie Mae, Pool #BC0163	3.50	1/1/46	62
113	Fannie Mae, Pool #MA1980	3.50	8/1/44	121
10	Fannie Mae, Pool #AX0159	3.50	9/1/29	10
122	Fannie Mae, Pool #FM0020	3.50	7/1/49	131
51	Fannie Mae, Pool #AE5487	3.50	10/1/25	54
148	Fannie Mae, Pool #AS7491	3.50	7/1/46	160
190	Fannie Mae, Pool #AU1635	3.50	7/1/43	207
71	Fannie Mae, Pool #AS5319	3.50	7/1/45	77
20	Fannie Mae, Pool #BM1231	3.50	11/1/31	21
321	Fannie Mae, Pool #MA3305	3.50	2/1/48	343
359	Fannie Mae, Pool #BP1947	3.50	4/1/50	381
208	Fannie Mae, Pool #ZS4618	3.50	6/1/45	223
345	Fannie Mae, Pool #ZM4908	3.50	11/1/47	366
181	Fannie Mae, Pool #BC1158	3.50	2/1/46	193
127	Fannie Mae, Pool #MA1982	3.50	8/1/34	136
134	Fannie Mae, Pool #MA2125	3.50	12/1/44	144
116	Fannie Mae, Pool #AS0024	3.50	7/1/43	125

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$163	Fannie Mae, Pool #BD5046	3.50	2/1/47	$173
142	Fannie Mae, Pool #AJ8476	3.50	12/1/41	154
161	Fannie Mae, Pool #MA2292	3.50	6/1/45	172
113	Fannie Mae, Pool #AS7239	3.50	5/1/46	121
152	Fannie Mae, Pool #MA1107	3.50	7/1/32	163
102	Fannie Mae, Pool #AU3742	3.50	8/1/43	111
121	Fannie Mae, Pool #AX9530	3.50	2/1/45	130
155	Fannie Mae, Pool #AY1306	3.50	3/1/45	166
109	Fannie Mae, Pool #AY4300	3.50	1/1/45	117
160	Fannie Mae, Pool #AS3133	3.50	8/1/44	174
238	Fannie Mae, Pool #MA3775	3.50	9/1/49	252
24	Fannie Mae, Pool #MA3634	3.50	4/1/39	25
194	Fannie Mae, Pool #FM1543	3.50	11/1/48	206
208	Fannie Mae, Pool #MA3663	3.50	5/1/49	220
111	Fannie Mae, Pool #BE3767	3.50	7/1/47	118
270	Fannie Mae, Pool #MA3835	3.50	11/1/49	285
279	Fannie Mae, Pool #MA3906	3.50	1/1/50	296
148	Fannie Mae, Pool #FM3387	3.50	3/1/35	157
101	Fannie Mae, Pool #AS6649	3.50	2/1/46	108
9	Fannie Mae, Pool #AL8776	3.50	7/1/46	10
13	Fannie Mae, Pool #MA1021	3.50	3/1/27	14
115	Fannie Mae, Pool #MA1059	3.50	5/1/32	123
183	Fannie Mae, Pool #MA3238	3.50	1/1/48	196
134	Fannie Mae, Pool #AS7388	3.50	6/1/46	143
150	Fannie Mae, Pool #MA3414	3.50	7/1/48	160
20	Fannie Mae, Pool #MA3059	3.50	7/1/37	22
101	Fannie Mae, Pool #AY5303	3.50	3/1/45	109
83	Fannie Mae, Pool #AO9140	3.50	7/1/42	91
51	Fannie Mae, Pool #MA2389	3.50	9/1/35	55
208	Fannie Mae, Pool #BH5155	3.50	9/1/47	221
192	Fannie Mae, Pool #MA3745	3.50	8/1/49	204
74	Fannie Mae, Pool #AZ2614	3.50	8/1/45	80
11	Fannie Mae, Pool #BA5031	3.50	1/1/46	12
251	Fannie Mae, Pool #BH9277	3.50	2/1/48	266
80	Fannie Mae, Pool #BE5258	3.50	1/1/47	85
15	Fannie Mae, Pool #BK9622	3.50	10/1/48	16
48	Fannie Mae, Pool #BA1893	3.50	8/1/45	51
82	Fannie Mae, Pool #BC3126	3.50	1/1/46	87
213	Fannie Mae, Pool #BD2436	3.50	1/1/47	228
212	Fannie Mae, Pool #BJ2692	3.50	4/1/48	227
201	Fannie Mae, Pool #MA3182	3.50	11/1/47	214
104	Fannie Mae, Pool #AX2486	3.50	10/1/44	112
68	Fannie Mae, Pool #MA3494	3.50	10/1/48	72
36	Fannie Mae, Pool #BC7633	3.50	6/1/46	38
170	Fannie Mae, Pool #AZ0862	3.50	7/1/45	182
26	Fannie Mae, Pool #MA2495	3.50	1/1/46	28
183	Fannie Mae, Pool #MA3305	3.50	3/1/48	195
64	Fannie Mae, Pool #MA3521	4.00	11/1/48	69

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$105	Fannie Mae, Pool #BM5685	4.00	6/1/48	$113
620	Fannie Mae, Pool #190405	4.00	10/1/40	681
38	Fannie Mae, Pool #AS8823	4.00	2/1/47	41
73	Fannie Mae, Pool #AL7347	4.00	9/1/45	80
267	Fannie Mae, Pool #AS0531	4.00	9/1/43	294
203	Fannie Mae, Pool #AH5859	4.00	2/1/41	223
62	Fannie Mae, Pool #BK9697	4.00	12/1/48	67
342	Fannie Mae, Pool #AJ7689	4.00	12/1/41	376
66	Fannie Mae, Pool #BM4991	4.00	9/1/48	71
32	Fannie Mae, Pool #AL2689	4.00	2/1/27	33
34	Fannie Mae, Pool #BJ0639	4.00	3/1/48	37
128	Fannie Mae, Pool #AH6242	4.00	4/1/26	137
321	Fannie Mae, Pool #AJ5303	4.00	11/1/41	353
278	Fannie Mae, Pool #AJ7857	4.00	12/1/41	307
101	Fannie Mae, Pool #AX0841	4.00	9/1/44	111
76	Fannie Mae, Pool #BK0915	4.00	7/1/48	81
15	Fannie Mae, Pool #AS7028	4.00	4/1/46	17
117	Fannie Mae, Pool #AL8387	4.00	3/1/46	128
52	Fannie Mae, Pool #AL4778	4.00	10/1/32	57
84	Fannie Mae, Pool #AS7601	4.00	7/1/46	92
40	Fannie Mae, Pool #MA0493	4.00	8/1/30	44
30	Fannie Mae, Pool #AY2291	4.00	3/1/45	33
24	Fannie Mae, Pool #AL9742	4.00	7/1/29	26
124	Fannie Mae, Pool #MA0641	4.00	2/1/31	136
176	Fannie Mae, Pool #ZS4627	4.00	8/1/45	193
16	Fannie Mae, Pool #AS2117	4.00	4/1/44	17
100	Fannie Mae, Pool #AS8532	4.00	12/1/46	108
38	Fannie Mae, Pool #AT3872	4.00	6/1/43	41
72	Fannie Mae, Pool #AS3903	4.00	11/1/44	79
105	Fannie Mae, Pool #AS3216	4.00	9/1/44	116
106	Fannie Mae, Pool #AS9486	4.00	4/1/47	114
130	Fannie Mae, Pool #AS9831	4.00	6/1/47	141
23	Fannie Mae, Pool #AH3394	4.00	1/1/41	26
96	Fannie Mae, Pool #AS3467	4.00	10/1/44	105
96	Fannie Mae, Pool #AS3293	4.00	9/1/44	105
68	Fannie Mae, Pool #AS3468	4.00	10/1/44	75
77	Fannie Mae, Pool #AS2498	4.00	5/1/44	85
18	Fannie Mae, Pool #AS3448	4.00	9/1/44	20
34	Fannie Mae, Pool #G08694	4.00	2/1/46	37
141	Fannie Mae, Pool #AO2959	4.00	5/1/42	153
70	Fannie Mae, Pool #MA3638	4.00	4/1/49	75
63	Fannie Mae, Pool #AY8981	4.00	8/1/45	69
166	Fannie Mae, Pool #MA3183	4.00	11/1/47	180
26	Fannie Mae, Pool #MA3216	4.00	12/1/37	28
160	Fannie Mae, Pool #AU3753	4.00	8/1/43	176
42	Fannie Mae, Pool #AY0025	4.00	2/1/45	46
114	Fannie Mae, Pool #MA3277	4.00	2/1/48	122
136	Fannie Mae, Pool #AZ8067	4.00	9/1/45	149

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$142	Fannie Mae, Pool #AY1377	4.00	4/1/45	$156
27	Fannie Mae, Pool #BA0847	4.00	3/1/46	29
154	Fannie Mae, Pool #BJ9169	4.00	5/1/48	165
66	Fannie Mae, Pool #BA6910	4.00	2/1/46	72
156	Fannie Mae, Pool #AY1595	4.00	1/1/45	171
21	Fannie Mae, Pool #MA3413	4.00	7/1/38	22
116	Fannie Mae, Pool #AZ7362	4.00	11/1/45	127
6	Fannie Mae, Pool #AZ8874	4.00	9/1/45	7
57	Fannie Mae, Pool #BC5559	4.00	3/1/46	61
22	Fannie Mae, Pool #AW5109	4.00	8/1/44	24
13	Fannie Mae, Pool #AW9041	4.00	8/1/44	14
80	Fannie Mae, Pool #AW5063	4.00	7/1/44	88
109	Fannie Mae, Pool #BK0909	4.00	7/1/48	116
126	Fannie Mae, Pool #BE8050	4.00	4/1/47	136
274	Fannie Mae, Pool #CA2469	4.00	10/1/48	296
141	Fannie Mae, Pool #MA3121	4.00	9/1/47	152
150	Fannie Mae, Pool #MA3027	4.00	6/1/47	161
28	Fannie Mae, Pool #BM5525	4.00	3/1/31	30
129	Fannie Mae, Pool #MA3615	4.00	3/1/49	138
159	Fannie Mae, Pool #MA3211	4.00	12/1/47	171
52	Fannie Mae, Pool #MA3592	4.00	2/1/49	56
38	Fannie Mae, Pool #BM4306	4.00	9/1/25	41
35	Fannie Mae, Pool #BH2623	4.00	8/1/47	37
272	Fannie Mae, Pool #MA3804	4.00	10/1/49	290
45	Fannie Mae, Pool #MA3536	4.00	12/1/48	48
90	Fannie Mae, Pool #CA0237	4.00	8/1/47	97
10	Fannie Mae, Pool #MA2655	4.00	6/1/36	11
11	Fannie Mae, Pool #MA3037	4.00	6/1/37	12
269	Fannie Mae, Pool #BN6677	4.00	6/1/49	288
123	Fannie Mae, Pool #BN0334	4.00	12/1/48	131
23	Fannie Mae, Pool #MA0695	4.00	4/1/31	25
278	Fannie Mae, Pool #AS7558	4.00	7/1/46	301
186	Fannie Mae, Pool #ZS4708	4.00	3/1/47	200
173	Fannie Mae, Pool #ZA4988	4.00	8/1/47	186
72	Fannie Mae, Pool #AS7600	4.00	7/1/46	78
342	Fannie Mae, Pool #BK7943	4.00	11/1/48	369
143	Fannie Mae, Pool #BM2002	4.00	10/1/47	156
67	Fannie Mae, Pool #AC7328	4.00	12/1/39	74
168	Fannie Mae, Pool #BD7081	4.00	3/1/47	182
10	Fannie Mae, Pool #MA2536	4.00	2/1/36	11
111	Fannie Mae, Pool #MA3563	4.00	1/1/49	119
44	Fannie Mae, Pool #FM1101	4.00	7/1/34	47
218	Fannie Mae, Pool #MA3746	4.00	8/1/49	232
54	Fannie Mae, Pool #AC2995	4.00	9/1/24	57
143	Fannie Mae, Pool #CA1015	4.00	1/1/48	155
28	Fannie Mae, Pool #AE0375	4.00	7/1/25	30
86	Fannie Mae, Pool #AV2340	4.00	12/1/43	95
39	Fannie Mae, Pool #MA3427	4.00	7/1/33	42

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$11	Fannie Mae, Pool #CA3084	4.00	2/1/49	$11
119	Fannie Mae, Pool #FM1415	4.00	12/1/48	127
123	Fannie Mae, Pool #FM1960	4.00	5/1/49	132
162	Fannie Mae, Pool #FM0021	4.00	3/1/49	174
119	Fannie Mae, Pool #CA1894	4.00	6/1/48	129
162	Fannie Mae, Pool #CA0183	4.00	8/1/47	175
116	Fannie Mae, Pool #FM1571	4.00	12/1/48	124
64	Fannie Mae, Pool #CA2474	4.00	7/1/48	69
49	Fannie Mae, Pool #MA3244	4.00	1/1/38	53
141	Fannie Mae, Pool #BK7608	4.00	9/1/48	151
25	Fannie Mae, Pool #MA2455	4.00	11/1/35	27
191	Fannie Mae, Pool #MA2995	4.00	5/1/47	207
62	Fannie Mae, Pool #BN5258	4.00	2/1/49	66
54	Fannie Mae, Pool #BN0594	4.00	12/1/48	58
19	Fannie Mae, Pool #AL8816	4.50	9/1/45	21
115	Fannie Mae, Pool #AI4815	4.50	6/1/41	128
29	Fannie Mae, Pool #AU5302	4.50	10/1/43	32
53	Fannie Mae, Pool #AS1638	4.50	2/1/44	59
113	Fannie Mae, Pool #AD8529	4.50	8/1/40	124
24	Fannie Mae, Pool #AS8576	4.50	12/1/46	26
41	Fannie Mae, Pool #BM1285	4.50	5/1/47	45
92	Fannie Mae, Pool #254954	4.50	10/1/23	96
71	Fannie Mae, Pool #BE5992	4.50	2/1/47	78
172	Fannie Mae, Pool #MA3639	4.50	4/1/49	187
59	Fannie Mae, Pool #AS2276	4.50	4/1/44	65
69	Fannie Mae, Pool #BK5283	4.50	6/1/48	75
54	Fannie Mae, Pool #AL5082	4.50	3/1/44	61
97	Fannie Mae, Pool #AS8157	4.50	10/1/46	106
49	Fannie Mae, Pool #BE6489	4.50	1/1/47	54
276	Fannie Mae, Pool #AH9055	4.50	4/1/41	307
68	Fannie Mae, Pool #MA0481	4.50	8/1/30	75
66	Fannie Mae, Pool #MA3537	4.50	12/1/48	72
66	Fannie Mae, Pool #CA0623	4.50	10/1/47	72
55	Fannie Mae, Pool #AB1389	4.50	8/1/40	60
104	Fannie Mae, Pool #AB3192	4.50	6/1/41	116
16	Fannie Mae, Pool #AS0861	4.50	10/1/43	17
341	Fannie Mae, Pool #AL1107	4.50	11/1/41	386
20	Fannie Mae, Pool #AA9781	4.50	7/1/24	22
126	Fannie Mae, Pool #MA3184	4.50	11/1/47	138
71	Fannie Mae, Pool #ZT1321	4.50	11/1/48	77
16	Fannie Mae, Pool #BN0877	4.50	11/1/48	18
6	Fannie Mae, Pool #AW7048	4.50	6/1/44	7
107	Fannie Mae, Pool #BK1416	4.50	5/1/48	117
11	Fannie Mae, Pool #982892	4.50	5/1/23	11
16	Fannie Mae, Pool #BK8830	4.50	8/1/48	18
23	Fannie Mae, Pool #AA0860	4.50	1/1/39	26
153	Fannie Mae, Pool #CA0148	4.50	8/1/47	167
23	Fannie Mae, Pool #AH6790	4.50	3/1/41	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$125	Fannie Mae, Pool #AE0217	4.50	8/1/40	$138
282	Fannie Mae, Pool #FM3619	4.50	1/1/50	306
37	Fannie Mae, Pool #G60512	4.50	12/1/45	41
22	Fannie Mae, Pool #AB1470	4.50	9/1/40	25
33	Fannie Mae, Pool #CA1218	4.50	2/1/48	36
77	Fannie Mae, Pool #MA3522	4.50	11/1/48	84
153	Fannie Mae, Pool #CA1711	4.50	5/1/48	168
97	Fannie Mae, Pool #AL4450	4.50	12/1/43	108
272	Fannie Mae, Pool #AH7521	4.50	3/1/41	302
97	Fannie Mae, Pool #BN4309	4.50	1/1/49	106
166	Fannie Mae, Pool #MA3593	4.50	2/1/49	181
35	Fannie Mae, Pool #MA3617	5.00	3/1/49	39
32	Fannie Mae, Pool #MA3527	5.00	11/1/48	35
24	Fannie Mae, Pool #890621	5.00	5/1/42	27
40	Fannie Mae, Pool #MA3472	5.00	9/1/48	44
27	Fannie Mae, Pool #725238	5.00	3/1/34	31
34	Fannie Mae, Pool #CA0349	5.00	9/1/47	38
45	Fannie Mae, Pool #AS0575	5.00	9/1/43	50
41	Fannie Mae, Pool #CA1795	5.00	5/1/48	45
41	Fannie Mae, Pool #AS0837	5.00	10/1/43	46
24	Fannie Mae, Pool #MA3708	5.00	6/1/49	27
74	Fannie Mae, Pool #MA3594	5.00	2/1/49	82
54	Fannie Mae, Pool #MA3669	5.00	5/1/49	60
55	Fannie Mae, Pool #BM3904	5.00	5/1/48	62
490	Fannie Mae, Pool #889117	5.00	10/1/35	564
75	Fannie Mae, Pool #AH5988	5.00	3/1/41	85
28	Fannie Mae, Pool #BM3781	5.00	11/1/30	32
48	Fannie Mae, Pool #AL5788	5.00	5/1/42	54
59	Fannie Mae, Pool #836750	5.00	10/1/35	67
20	Fannie Mae, Pool #890603	5.00	8/1/41	23
—	Fannie Mae, Pool #868986	5.00	5/1/21	—
781	Fannie Mae, Pool #890221	5.50	12/1/33	913
9	Fannie Mae, Pool #929451	5.50	5/1/38	11
3	Fannie Mae, Pool #909662	5.50	2/1/22	3
5	Fannie Mae, Pool #976945	5.50	2/1/23	5
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
1	Fannie Mae, Pool #AL0725	5.50	6/1/24	1
4	Fannie Mae, Pool #A69671	5.50	12/1/37	4
472	Fannie Mae, Pool #725228	6.00	3/1/34	546
111	Fannie Mae, Pool #889984	6.50	10/1/38	130
575	Fannie Mae, 15 YR TBA	1.50	1/25/35	592
525	Fannie Mae, 15 YR TBA	1.50	2/25/36	539
1,700	Fannie Mae, 15 YR TBA	2.00	1/25/36	1,779
500	Fannie Mae, 15 YR TBA	2.00	2/25/36	522
150	Fannie Mae, 15 YR TBA	3.50	1/25/35	159
900	Fannie Mae, 30 YR TBA	1.50	2/25/51	908
1,175	Fannie Mae, 30 YR TBA	1.50	1/25/50	1,186
8,825	Fannie Mae, 30 YR TBA	2.00	1/25/50	9,166

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$3,800	Fannie Mae, 30 YR TBA	2.00	2/25/50	$3,940
6,100	Fannie Mae, 30 YR TBA	2.50	1/25/51	6,432
600	Fannie Mae, 30 YR TBA	2.50	2/25/51	631
100	Fannie Mae, 30 YR TBA	3.50	1/25/51	106
800	Fannie Mae, 30 YR TBA	4.00	1/25/51	855
975	Fannie Mae, 30 YR TBA	4.50	1/25/51	1,058
62	Freddie Mac, Pool #G18634	2.00	3/1/32	65
26	Freddie Mac, Pool #J25759	2.00	8/1/28	27
475	Freddie Mac, Pool #SD8121	2.00	12/1/50	494
175	Freddie Mac, Pool #RB5095	2.00	12/1/40	182
471	Freddie Mac, Pool #RC1727	2.00	12/1/35	495
58	Freddie Mac, Pool #J25777	2.00	9/1/28	60
37	Freddie Mac, Pool #G18547	2.00	3/1/30	39
299	Freddie Mac, Pool #SD8113	2.00	12/1/50	311
192	Freddie Mac, Pool #ZS7735	2.00	1/1/32	201
126	Freddie Mac, Pool #G18470	2.50	6/1/28	132
337	Freddie Mac, Pool #SD8055	2.50	4/1/50	355
132	Freddie Mac, Pool #G18568	2.50	9/1/30	139
9	Freddie Mac, Pool #J30875	2.50	3/1/30	9
304	Freddie Mac, Pool #RB5043	2.50	4/1/40	323
113	Freddie Mac, Pool #J18954	2.50	4/1/27	118
287	Freddie Mac, Pool #SB8045	2.50	5/1/35	299
19	Freddie Mac, Pool #G18472	2.50	7/1/28	20
151	Freddie Mac, Pool #J26408	2.50	11/1/28	158
26	Freddie Mac, Pool #C91904	2.50	11/1/36	27
34	Freddie Mac, Pool #Q42878	2.50	9/1/46	37
117	Freddie Mac, Pool #J37902	2.50	11/1/32	123
46	Freddie Mac, Pool #SB8053	2.50	7/1/35	48
400	Freddie Mac, Pool #QA9142	2.50	5/1/50	428
421	Freddie Mac, Pool #RA2595	2.50	5/1/50	444
338	Freddie Mac, Pool #QA5290	2.50	12/1/49	356
404	Freddie Mac, Pool #SD8067	2.50	6/1/50	426
72	Freddie Mac, Pool #SB8062	2.50	9/1/35	75
111	Freddie Mac, Pool #RB5054	2.50	6/1/40	117
97	Freddie Mac, Pool #RB5072	2.50	9/1/40	103
475	Freddie Mac, Pool #SD8122	2.50	1/1/51	502
287	Freddie Mac, Pool #SD8083	2.50	8/1/50	302
220	Freddie Mac, Pool #J38477	2.50	2/1/33	231
103	Freddie Mac, Pool #J35896	2.50	12/1/31	108
76	Freddie Mac, Pool #J35643	2.50	11/1/31	79
52	Freddie Mac, Pool #C09026	2.50	2/1/43	55
109	Freddie Mac, Pool #ZS8483	2.50	3/1/28	114
466	Freddie Mac, Pool #SD8099	2.50	10/1/50	492
89	Freddie Mac, Pool #G18683	2.50	4/1/33	94
464	Freddie Mac, Pool #QB3287	2.50	8/1/50	490
444	Freddie Mac, Pool #QB3703	2.50	9/1/50	468
498	Freddie Mac, Pool #SD8114	2.50	12/1/50	526
264	Freddie Mac, Pool #G18611	2.50	9/1/31	278

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$55	Freddie Mac, Pool #G18485	2.50	10/1/28	$58
110	Freddie Mac, Pool #J23440	2.50	4/1/28	115
16	Freddie Mac, Pool #G08755	2.50	2/1/47	17
104	Freddie Mac, Pool #G18533	2.50	12/1/29	109
108	Freddie Mac, Pool #G18635	2.50	3/1/32	113
199	Freddie Mac, Pool #G18680	2.50	3/1/33	209
16	Freddie Mac, Pool #G08638	2.50	4/1/45	17
53	Freddie Mac, Pool #G18704	2.50	6/1/33	56
39	Freddie Mac, Pool #J25585	2.50	9/1/28	40
28	Freddie Mac, Pool #G18665	2.50	11/1/32	30
152	Freddie Mac, Pool #ZS4693	3.00	12/1/46	161
101	Freddie Mac, Pool #C91724	3.00	9/1/33	106
117	Freddie Mac, Pool #G15217	3.00	11/1/29	123
26	Freddie Mac, Pool #J33135	3.00	11/1/30	27
291	Freddie Mac, Pool #ZS4697	3.00	1/1/47	307
174	Freddie Mac, Pool #J17774	3.00	1/1/27	183
291	Freddie Mac, Pool #SD8030	3.00	11/1/49	305
11	Freddie Mac, Pool #C91939	3.00	6/1/37	12
103	Freddie Mac, Pool #G08783	3.00	10/1/47	108
25	Freddie Mac, Pool #C91969	3.00	1/1/38	26
43	Freddie Mac, Pool #G18715	3.00	11/1/33	46
35	Freddie Mac, Pool #G18575	3.00	11/1/30	37
185	Freddie Mac, Pool #G08635	3.00	4/1/45	196
62	Freddie Mac, Pool #C91927	3.00	5/1/37	65
229	Freddie Mac, Pool #QA9049	3.00	4/1/50	240
114	Freddie Mac, Pool #ZM2169	3.00	11/1/46	121
298	Freddie Mac, Pool #SD8024	3.00	11/1/49	312
60	Freddie Mac, Pool #J36428	3.00	2/1/32	63
22	Freddie Mac, Pool #C91943	3.00	7/1/37	23
56	Freddie Mac, Pool #ZS4703	3.00	2/1/47	59
59	Freddie Mac, Pool #J38675	3.00	3/1/33	62
40	Freddie Mac, Pool #G30945	3.00	9/1/36	41
89	Freddie Mac, Pool #ZT0195	3.00	9/1/46	95
316	Freddie Mac, Pool #ZS4519	3.00	6/1/43	338
199	Freddie Mac, Pool #G18673	3.00	1/1/33	211
21	Freddie Mac, Pool #J29932	3.00	11/1/29	22
232	Freddie Mac, Pool #ZS4658	3.00	4/1/46	246
14	Freddie Mac, Pool #J14241	3.00	1/1/26	14
332	Freddie Mac, Pool #SD8056	3.00	4/1/50	347
12	Freddie Mac, Pool #C91949	3.00	9/1/37	12
44	Freddie Mac, Pool #C91798	3.00	12/1/34	47
8	Freddie Mac, Pool #J17111	3.00	10/1/26	8
174	Freddie Mac, Pool #G60187	3.00	8/1/45	184
142	Freddie Mac, Pool #G18514	3.00	6/1/29	150
122	Freddie Mac, Pool #C04422	3.00	12/1/42	127
220	Freddie Mac, Pool #QA1033	3.00	7/1/49	230
93	Freddie Mac, Pool #G18569	3.00	9/1/30	98
26	Freddie Mac, Pool #G18534	3.00	12/1/29	28

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$79	Freddie Mac, Pool #G08640	3.00	5/1/45	$84
74	Freddie Mac, Pool #C91707	3.00	6/1/33	78
59	Freddie Mac, Pool #C91819	3.00	4/1/35	63
66	Freddie Mac, Pool #G08648	3.00	6/1/45	70
115	Freddie Mac, Pool #G18518	3.00	7/1/29	121
25	Freddie Mac, Pool #C91905	3.00	11/1/36	26
13	Freddie Mac, Pool #G30999	3.00	2/1/37	13
52	Freddie Mac, Pool #G18582	3.00	1/1/31	55
115	Freddie Mac, Pool #G15145	3.00	7/1/29	121
64	Freddie Mac, Pool #Q41795	3.00	7/1/46	67
193	Freddie Mac, Pool #Q43734	3.00	10/1/46	204
209	Freddie Mac, Pool #ZS4621	3.00	7/1/45	222
172	Freddie Mac, Pool #ZS4512	3.00	5/1/43	183
8	Freddie Mac, Pool #C91809	3.00	2/1/35	9
227	Freddie Mac, Pool #G60989	3.00	12/1/46	244
889	Freddie Mac, Pool #ZS4522	3.00	7/1/43	951
72	Freddie Mac, Pool #ZS4641	3.00	12/1/45	77
29	Freddie Mac, Pool #J38807	3.00	4/1/33	31
161	Freddie Mac, Pool #ZM2089	3.00	11/1/46	169
44	Freddie Mac, Pool #ZT2019	3.00	5/1/34	46
136	Freddie Mac, Pool #ZT1323	3.00	10/1/48	144
167	Freddie Mac, Pool #QA8065	3.00	3/1/50	175
97	Freddie Mac, Pool #ZS4688	3.00	11/1/46	102
19	Freddie Mac, Pool #C91826	3.00	5/1/35	20
187	Freddie Mac, Pool #C04619	3.00	3/1/43	202
42	Freddie Mac, Pool #G08540	3.00	8/1/43	44
140	Freddie Mac, Pool #C91581	3.00	11/1/32	148
233	Freddie Mac, Pool #ZM2285	3.00	12/1/46	246
390	Freddie Mac, Pool #Q21065	3.00	8/1/43	417
107	Freddie Mac, Pool #Q20067	3.00	7/1/43	115
12	Freddie Mac, Pool #Q39527	3.00	3/1/46	13
10	Freddie Mac, Pool #Q13086	3.00	11/1/42	10
29	Freddie Mac, Pool #Q18599	3.00	6/1/43	31
162	Freddie Mac, Pool #SD8074	3.00	7/1/50	170
457	Freddie Mac, Pool #SB8046	3.00	5/1/35	483
115	Freddie Mac, Pool #ZM2721	3.00	2/1/47	122
27	Freddie Mac, Pool #C91924	3.00	4/1/37	29
97	Freddie Mac, Pool #G18531	3.00	11/1/29	103
40	Freddie Mac, Pool #Q19754	3.00	7/1/43	43
211	Freddie Mac, Pool #Q16222	3.00	3/1/43	226
112	Freddie Mac, Pool #ZS4706	3.00	3/1/47	118
11	Freddie Mac, Pool #Q18882	3.00	5/1/43	12
163	Freddie Mac, Pool #ZA1283	3.00	1/1/43	176
101	Freddie Mac, Pool #ZT0715	3.00	9/1/48	107
77	Freddie Mac, Pool #ZS8686	3.00	2/1/33	81
259	Freddie Mac, Pool #Q45735	3.00	1/1/47	274
147	Freddie Mac, Pool #RA2594	3.00	5/1/50	156
126	Freddie Mac, Pool #ZS4779	3.00	6/1/48	134

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$28	Freddie Mac, Pool #J38057	3.00	12/1/32	$30
164	Freddie Mac, Pool #G61148	3.50	9/1/47	174
77	Freddie Mac, Pool #Q06749	3.50	3/1/42	83
—	Freddie Mac, Pool #J14232	3.50	1/1/21	—
36	Freddie Mac, Pool #J26144	3.50	10/1/23	37
44	Freddie Mac, Pool #G30776	3.50	7/1/35	48
93	Freddie Mac, Pool #ZT1951	3.50	5/1/49	99
211	Freddie Mac, Pool #G08627	3.50	2/1/45	227
47	Freddie Mac, Pool #G08599	3.50	8/1/44	51
2	Freddie Mac, Pool #G14216	3.50	7/1/21	3
22	Freddie Mac, Pool #C91940	3.50	6/1/37	23
242	Freddie Mac, Pool #G08636	3.50	4/1/45	260
119	Freddie Mac, Pool #Q37449	3.50	11/1/45	129
159	Freddie Mac, Pool #G08641	3.50	5/1/45	170
72	Freddie Mac, Pool #ZS4759	3.50	3/1/48	76
139	Freddie Mac, Pool #J15105	3.50	4/1/26	149
333	Freddie Mac, Pool #RA1508	3.50	10/1/49	353
132	Freddie Mac, Pool #Q09896	3.50	8/1/42	143
193	Freddie Mac, Pool #QA8794	3.50	4/1/50	204
201	Freddie Mac, Pool #G08562	3.50	1/1/44	219
139	Freddie Mac, Pool #G08761	3.50	5/1/47	147
127	Freddie Mac, Pool #SD8011	3.50	9/1/49	136
18	Freddie Mac, Pool #G08620	3.50	12/1/44	19
43	Freddie Mac, Pool #C03920	3.50	5/1/42	47
26	Freddie Mac, Pool #C91742	3.50	1/1/34	29
214	Freddie Mac, Pool #G08766	3.50	6/1/47	227
63	Freddie Mac, Pool #Q36040	3.50	9/1/45	68
108	Freddie Mac, Pool #Q08903	3.50	6/1/42	116
9	Freddie Mac, Pool #C91760	3.50	5/1/34	10
548	Freddie Mac, Pool #ZS4487	3.50	6/1/42	591
71	Freddie Mac, Pool #G08698	3.50	3/1/46	76
188	Freddie Mac, Pool #Q49490	3.50	7/1/47	200
143	Freddie Mac, Pool #ZS4622	3.50	7/1/45	154
102	Freddie Mac, Pool #Q08998	3.50	6/1/42	110
237	Freddie Mac, Pool #ZS4599	3.50	1/1/45	254
106	Freddie Mac, Pool #C91456	3.50	6/1/32	114
75	Freddie Mac, Pool #Q12052	3.50	10/1/42	81
145	Freddie Mac, Pool #G08632	3.50	3/1/45	156
136	Freddie Mac, Pool #ZS4630	3.50	9/1/45	146
36	Freddie Mac, Pool #Q31134	3.50	2/1/45	38
42	Freddie Mac, Pool #J27494	3.50	2/1/29	45
74	Freddie Mac, Pool #ZS4663	3.50	5/1/46	79
66	Freddie Mac, Pool #G08813	3.50	5/1/48	69
45	Freddie Mac, Pool #ZT0711	3.50	10/1/48	48
251	Freddie Mac, Pool #ZS4536	3.50	10/1/43	273
169	Freddie Mac, Pool #Q20860	3.50	8/1/43	184
85	Freddie Mac, Pool #Q58422	3.50	9/1/48	91
25	Freddie Mac, Pool #C92003	3.50	7/1/38	27

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$121	Freddie Mac, Pool #SB0031	3.50	10/1/27	$129
169	Freddie Mac, Pool #ZS4651	3.50	3/1/46	180
50	Freddie Mac, Pool #SB8007	3.50	9/1/34	53
11	Freddie Mac, Pool #C91925	3.50	4/1/37	12
78	Freddie Mac, Pool #G08733	3.50	11/1/46	83
123	Freddie Mac, Pool #Q53176	3.50	12/1/47	131
168	Freddie Mac, Pool #ZS4642	3.50	12/1/45	180
15	Freddie Mac, Pool #Q55002	3.50	3/1/48	17
37	Freddie Mac, Pool #C91950	3.50	9/1/37	40
91	Freddie Mac, Pool #Q57871	3.50	8/1/48	96
122	Freddie Mac, Pool #Q51461	3.50	10/1/47	130
80	Freddie Mac, Pool #G08687	3.50	1/1/46	86
87	Freddie Mac, Pool #G18707	3.50	9/1/33	92
106	Freddie Mac, Pool #ZS4771	3.50	6/1/48	112
7	Freddie Mac, Pool #E02735	3.50	10/1/25	7
96	Freddie Mac, Pool #ZA5128	3.50	12/1/47	102
46	Freddie Mac, Pool #J13582	3.50	11/1/25	49
73	Freddie Mac, Pool #Q04087	3.50	10/1/41	79
67	Freddie Mac, Pool #G08846	3.50	11/1/48	71
47	Freddie Mac, Pool #G08605	3.50	9/1/44	50
66	Freddie Mac, Pool #ZS4659	3.50	4/1/46	70
155	Freddie Mac, Pool #ZS4713	3.50	4/1/47	164
458	Freddie Mac, Pool #RA2469	3.50	4/1/50	487
23	Freddie Mac, Pool #ZS4747	3.50	12/1/47	25
218	Freddie Mac, Pool #G08804	3.50	3/1/48	232
97	Freddie Mac, Pool #C91403	3.50	3/1/32	103
256	Freddie Mac, Pool #ZA6946	4.00	5/1/49	275
126	Freddie Mac, Pool #SD8039	4.00	1/1/50	134
125	Freddie Mac, Pool #G08785	4.00	10/1/47	134
117	Freddie Mac, Pool #ZT1952	4.00	5/1/49	125
11	Freddie Mac, Pool #C91923	4.00	3/1/37	12
346	Freddie Mac, Pool #SD8070	4.00	6/1/50	370
98	Freddie Mac, Pool #G08618	4.00	12/1/44	108
108	Freddie Mac, Pool #G08588	4.00	5/1/44	119
65	Freddie Mac, Pool #G08637	4.00	4/1/45	71
580	Freddie Mac, Pool #A96286	4.00	1/1/41	640
85	Freddie Mac, Pool #G08767	4.00	6/1/47	91
159	Freddie Mac, Pool #G06506	4.00	12/1/40	175
28	Freddie Mac, Pool #G08672	4.00	10/1/45	31
50	Freddie Mac, Pool #Q58680	4.00	9/1/48	54
23	Freddie Mac, Pool #C91994	4.00	5/1/38	25
19	Freddie Mac, Pool #C92019	4.00	10/1/38	21
129	Freddie Mac, Pool #Q24955	4.00	2/1/44	142
104	Freddie Mac, Pool #G08616	4.00	11/1/44	114
156	Freddie Mac, Pool #ZS4731	4.00	8/1/47	168
27	Freddie Mac, Pool #ZT1800	4.00	3/1/34	29
82	Freddie Mac, Pool #ZN5030	4.00	4/1/49	87
305	Freddie Mac, Pool #SD0290	4.00	4/1/50	326

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$83	Freddie Mac, Pool #ZT1320	4.00	11/1/48	$89
6	Freddie Mac, Pool #Q27456	4.00	7/1/44	7
94	Freddie Mac, Pool #G08459	4.00	9/1/41	103
121	Freddie Mac, Pool #ZT2106	4.00	3/1/49	131
148	Freddie Mac, Pool #ZS4631	4.00	9/1/45	162
43	Freddie Mac, Pool #G08483	4.00	3/1/42	47
62	Freddie Mac, Pool #G08836	4.00	9/1/48	66
103	Freddie Mac, Pool #ZS4573	4.00	7/1/44	113
74	Freddie Mac, Pool #ZT1840	4.00	9/1/48	79
61	Freddie Mac, Pool #G08831	4.00	8/1/48	65
41	Freddie Mac, Pool #G14453	4.00	6/1/26	43
65	Freddie Mac, Pool #Q34081	4.00	6/1/45	70
84	Freddie Mac, Pool #Q27594	4.00	8/1/44	92
85	Freddie Mac, Pool #C09070	4.00	12/1/44	94
54	Freddie Mac, Pool #C91738	4.00	11/1/33	59
7	Freddie Mac, Pool #G08642	4.00	5/1/45	8
13	Freddie Mac, Pool #G08633	4.00	3/1/45	14
92	Freddie Mac, Pool #G08567	4.00	1/1/44	101
51	Freddie Mac, Pool #C91765	4.00	6/1/34	55
10	Freddie Mac, Pool #J12435	4.00	6/1/25	10
52	Freddie Mac, Pool #G08601	4.00	8/1/44	57
74	Freddie Mac, Pool #Q59805	4.50	11/1/48	81
8	Freddie Mac, Pool #E02862	4.50	3/1/26	8
69	Freddie Mac, Pool #ZS4781	4.50	7/1/48	75
33	Freddie Mac, Pool #Q49599	4.50	7/1/47	36
85	Freddie Mac, Pool #A97495	4.50	3/1/41	94
75	Freddie Mac, Pool #ZS4774	4.50	5/1/48	81
30	Freddie Mac, Pool #G08781	4.50	9/1/47	34
99	Freddie Mac, Pool #G08759	4.50	4/1/47	108
61	Freddie Mac, Pool #G08754	4.50	3/1/47	66
85	Freddie Mac, Pool #Q57957	4.50	8/1/48	92
992	Freddie Mac, Pool #A97692	4.50	3/1/41	1,103
18	Freddie Mac, Pool #Q25432	4.50	3/1/44	20
287	Freddie Mac, Pool #SD8002	4.50	7/1/49	310
158	Freddie Mac, Pool #ZT1711	4.50	2/1/49	171
31	Freddie Mac, Pool #Q22671	4.50	11/1/43	34
30	Freddie Mac, Pool #G08596	4.50	7/1/44	33
8	Freddie Mac, Pool #J07849	4.50	5/1/23	9
14	Freddie Mac, Pool #C09059	4.50	3/1/44	16
10	Freddie Mac, Pool #A90437	4.50	1/1/40	11
140	Freddie Mac, Pool #Q00763	5.00	5/1/41	155
15	Freddie Mac, Pool #G13255	5.00	7/1/23	16
17	Freddie Mac, Pool #SD0093	5.00	10/1/49	18
163	Freddie Mac, Pool #G04913	5.00	3/1/38	185
369	Freddie Mac, Pool #C01598	5.00	8/1/33	420
20	Freddie Mac, Pool #G08838	5.00	9/1/48	22
24	Freddie Mac, Pool #G05205	5.00	1/1/39	28
11	Freddie Mac, Pool #G07068	5.00	7/1/41	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$178	Freddie Mac, Pool #ZT1779	5.00	3/1/49	$197
350	Freddie Mac, Pool #G01665	5.50	3/1/34	409
52	Freddie Mac, Pool #G06031	5.50	3/1/40	60
2	Freddie Mac, Pool #G06091	5.50	5/1/40	2
201	Freddie Mac, Pool #G02794	6.00	5/1/37	235
9	Freddie Mac, Pool #A62706	6.00	6/1/37	10
41	Freddie Mac, Pool #G03551	6.00	11/1/37	48
24	Freddie Mac, Pool #G05709	6.00	6/1/38	27
447	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	468
396	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	420
12	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	13
26	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	27
392	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	416
470	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	499
32	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	34
24	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	25
12	Government National Mortgage Association, Pool #711729	2.50	3/15/43	13
25	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	26
39	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	41
11	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	12
401	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	426
447	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	474
474	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	502
19	Government National Mortgage Association, Pool #776954	2.50	11/15/42	20
357	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	379
24	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	25
41	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	43
57	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	58
40	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	41
109	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	116
190	Government National Mortgage Association, Pool #MA4961	3.00	1/20/48	202
264	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	280
191	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	202
49	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	52
114	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	121
171	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	182
317	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	337
359	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	377
489	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	514
26	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	27
601	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	629
741	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	777
11	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	12
380	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	404
396	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	422
183	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	194
147	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	156
150	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	159

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$405	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	$431
305	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	325
353	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	375
49	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	53
369	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	387
112	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	120
140	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	149
190	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	202
318	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	334
131	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	140
127	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	135
109	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	116
213	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	224
101	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	107
407	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	428
15	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	16
135	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	143
37	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	38
234	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	243
45	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	48
17	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	17
86	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	91
235	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	250
161	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	169
219	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	233
55	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	59
279	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	297
123	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	131
44	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	46
86	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	89
42	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	44
73	Government National Mortgage Association, Pool #779084	3.00	4/15/42	75
17	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	18
140	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	149
178	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	190
70	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	75
11	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	12
9	Government National Mortgage Association, Pool #5276	3.00	1/20/27	9
267	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	281
23	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	24
394	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	415
636	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	667
245	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	260
149	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	158
44	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	47
152	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	162
212	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	223
833	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	887

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$40	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	$43
16	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	17
10	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	11
152	Government National Mortgage Association, Pool #MA6475	3.50	2/20/50	161
169	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	181
382	Government National Mortgage Association, Pool #MA6711	3.50	6/20/50	405
165	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	179
119	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	129
352	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	377
253	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	270
134	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	142
42	Government National Mortgage Association, Pool #738602	3.50	8/15/26	44
238	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	260
204	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	223
7	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	8
243	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	263
116	Government National Mortgage Association, Pool #783976	3.50	4/20/43	127
167	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	181
321	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	344
270	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	286
242	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	260
421	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	460
75	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	79
127	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	135
128	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	138
176	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	186
139	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	149
169	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	184
147	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	157
253	Government National Mortgage Association, Pool #MA5816	3.50	3/20/49	271
122	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	130
154	Government National Mortgage Association, Pool #MA5077	3.50	3/20/48	164
173	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	185
193	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	208
85	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	90
151	Government National Mortgage Association, Pool #MA6410	3.50	1/20/50	163
27	Government National Mortgage Association, Pool #796271	3.50	7/15/42	29
97	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	104
231	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	247
94	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	100
187	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	202
209	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	227
153	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	166
156	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	168
105	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	113
82	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	88
162	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	175
180	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	192

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$125	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	$135
133	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	142
277	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	301
240	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	258
181	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	195
178	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	190
127	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	136
203	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	216
309	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	332
235	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	255
74	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	80
162	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	173
129	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	138
90	Government National Mortgage Association, Pool #778157	3.50	3/15/42	96
85	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	90
130	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	142
65	Government National Mortgage Association, Pool #740798	3.50	1/15/42	69
244	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	263
87	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	93
185	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	200
228	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	248
17	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	18
387	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	414
167	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	181
201	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	219
169	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	181
265	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	284
42	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	45
64	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	70
31	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	33
170	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	182
39	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	41
303	Government National Mortgage Association, Pool #5139	4.00	8/20/41	335
139	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	149
138	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	148
226	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	242
194	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	207
155	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	171
36	Government National Mortgage Association, Pool #738710	4.00	9/15/41	39
38	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	40
60	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	66
36	Government National Mortgage Association, Pool #753254	4.00	9/15/43	39
57	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	62
62	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	66
19	Government National Mortgage Association, Pool #779401	4.00	6/15/42	21
37	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	40
86	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	93
54	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	60

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$8	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	$9
368	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	393
22	Government National Mortgage Association, Pool #4922	4.00	1/20/41	24
131	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	144
152	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	168
137	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	147
152	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	162
132	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	145
237	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	255
154	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	166
108	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	117
91	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	100
102	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	112
96	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	105
141	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	154
121	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	129
111	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	121
91	Government National Mortgage Association, Pool #713876	4.00	8/15/39	98
50	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	55
52	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	57
30	Government National Mortgage Association, Pool #740068	4.00	9/15/40	33
217	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	232
404	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	431
17	Government National Mortgage Association, Pool #766495	4.00	10/15/41	18
31	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	34
35	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	38
103	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	114
53	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	58
19	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	20
114	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	122
98	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	107
79	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	87
23	Government National Mortgage Association, Pool #729511	4.50	4/15/40	26
117	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	127
42	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	46
64	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	72
111	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	122
23	Government National Mortgage Association, Pool #738793	4.50	9/15/41	26
105	Government National Mortgage Association, Pool #5260	4.50	12/20/41	119
79	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	86
162	Government National Mortgage Association, Pool #717148	4.50	5/15/39	179
34	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	38
303	Government National Mortgage Association, Pool #721760	4.50	8/15/40	334
141	Government National Mortgage Association, Pool #MA5711	4.50	1/20/49	151
418	Government National Mortgage Association, Pool #4801	4.50	9/20/40	461
40	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	43
136	Government National Mortgage Association, Pool #MA5877	4.50	4/20/49	148
132	Government National Mortgage Association, Pool #MA5652	4.50	12/20/48	142

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$21	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	$23
19	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	21
283	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	303
140	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	151
103	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	113
134	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	144
199	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	214
33	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	36
139	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	149
76	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	82
14	Government National Mortgage Association, Pool #BC0597	4.50	8/15/47	16
109	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	119
68	Government National Mortgage Association, Pool #604285	5.00	5/15/33	77
42	Government National Mortgage Association, Pool #712690	5.00	4/15/39	48
35	Government National Mortgage Association, Pool #MA5819	5.00	3/20/49	38
130	Government National Mortgage Association, Pool #782523	5.00	11/15/35	147
19	Government National Mortgage Association, Pool #675179	5.00	3/15/38	22
74	Government National Mortgage Association, Pool #694531	5.00	11/15/38	83
18	Government National Mortgage Association, Pool #782468	5.00	11/15/38	21
45	Government National Mortgage Association, Pool #MA4007	5.00	10/20/46	52
72	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	79
34	Government National Mortgage Association, Pool #MA5765	5.00	2/20/49	37
52	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	57
64	Government National Mortgage Association, Pool #MA5597	5.00	11/20/48	69
63	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	72
80	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	87
34	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	37
34	Government National Mortgage Association, Pool #MA5400	5.00	8/20/48	37
299	Government National Mortgage Association, Pool #4559	5.00	10/20/39	337
10	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	11
77	Government National Mortgage Association, Pool #MA5080	5.00	3/20/48	85
15	Government National Mortgage Association, Pool #MA5712	5.00	1/20/49	17
97	Government National Mortgage Association, Pool #783284	5.50	6/20/40	106
15	Government National Mortgage Association, Pool #658181	5.50	11/15/36	17
12	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	14
61	Government National Mortgage Association, Pool #510835	5.50	2/15/35	71
47	Government National Mortgage Association, Pool #4222	6.00	8/20/38	54
52	Government National Mortgage Association, Pool #4245	6.00	9/20/38	62
45	Government National Mortgage Association, Pool #781959	6.00	7/15/35	51
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2
8	Government National Mortgage Association, Pool #699237	6.50	9/15/38	10
800	Government National Mortgage Association, 30 YR TBA	2.00	2/20/50	835
1,050	Government National Mortgage Association, 30 YR TBA	2.00	1/20/51	1,098
3,325	Government National Mortgage Association, 30 YR TBA	2.50	7/20/50	3,521
550	Government National Mortgage Association, 30 YR TBA	2.50	1/15/51	581
400	Government National Mortgage Association, 30 YR TBA	2.50	2/20/51	423
	Total U.S. Government Agency Mortgages			197,642

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

Shares	Security Description	Rate %	Maturity Date	Value (000)
	Investment Company — 24.35%
57,605,987	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(b)		$57,606
	Total Investment Company			57,606
	Total Investments Before TBA Sale Commitments (cost $267,342) — 115.91%			274,161

Principal Amount (000)
	TBA Sale Commitments (c) — (0.89)%
$(50)	Fannie Mae, 15 YR TBA	3.00	2/25/36	(53)
(100)	Fannie Mae, 30 YR TBA	3.00	2/25/50	(105)
(100)	Fannie Mae, 30 YR TBA	5.50	1/25/51	(112)
(50)	Government National Mortgage Association, 30 YR TBA	3.00	2/20/50	(52)
(175)	Government National Mortgage Association, 30 YR TBA	3.50	2/20/51	(185)
(150)	Government National Mortgage Association, 30 YR TBA	4.00	2/20/50	(160)
(325)	Government National Mortgage Association, 30 YR TBA	5.00	1/20/51	(354)
(275)	Government National Mortgage Association, 30 YR TBA	3.50	1/20/51	(291)
(725)	Government National Mortgage Association, 30 YR TBA	4.50	1/20/51	(776)
	Total TBA Sale Commitments			(2,088)
	Liabilities in excess of other assets — (15.02)%			(35,521)
	Net Assets — 100.00%			$236,552

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on December 31, 2020.

(b)	The rate disclosed is the rate in effect on December 31, 2020.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	0.87%	—	0.87%
Collateralized Mortgage Obligations	7.13%	—	7.13%
U.S. Government Agency Mortgages	83.56%	—	83.56%
Investment Company	15.46%	8.89%	24.35%
TBA Sale Commitments	-0.89%	—	-0.89%
Other Assets (Liabilities)	-14.80%	-0.22%	-15.02%
Total Net Assets	91.33%	8.67%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.73%
	Alabama — 2.09%
$2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00	5/1/25	$2,376
710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00	7/1/23	760
				3,136
	Alaska — 0.95%
1,385	Municipality of Anchorage Alaska, GO, Series B	5.00	9/1/21	1,428

	Arizona — 2.76%
805	County of Pima Arizona Sewer System Revenue	5.00	7/1/23	901
1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00	7/1/25	1,624
1,590	Maricopa County Unified School District No. 48 Scottsdale, GO, Series 48-B Continuously Callable @ 100.00	4.25	7/1/25	1,621
				4,146
	Arkansas — 1.71%
2,295	Rogers School District No. 30, GO, Callable 8/1/24 @ 100.00 (State Aid Withholding)	4.00	2/1/26	2,571

	California — 1.72%
2,270	State of California, GO	5.00	11/1/23	2,581

	Connecticut — 0.85%
1,200	State of Connecticut, GO, Series A	5.00	4/15/22	1,270

	District of Columbia — 1.55%
2,000	District of Columbia, GO, Series D	5.00	6/1/24	2,329

	Florida — 9.90%
1,000	County of Miami-Dade Florida, GO	5.00	7/1/21	1,024
425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	461
2,500	Orlando Utilities Commission Revenue	5.00	10/1/27	3,240
950	State of Florida Department of Education Revenue, Series A	5.00	7/1/22	1,011
1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00	11/1/23	1,854
1,950	State of Florida Turnpike Enterprise Revenue, Series B	5.00	7/1/21	1,997
2,420	State of Florida, GO, Series B, Callable 6/1/27 @ 100.00	5.00	6/1/28	3,103
2,105	Tohopekaliga Water Authority Utility System Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.25	10/1/36	2,183
				14,873
	Georgia — 3.13%
2,000	Bulloch County Board of Education, GO (State Aid Withholding)	5.00	5/1/21	2,032
2,000	State of Georgia, GO, Series A	5.00	8/1/28	2,677
				4,709
	Hawaii — 1.81%
1,970	City & County Honolulu Hawaii Wastewater System Revenue	4.00	7/1/25	2,286
425	State of Hawaii, GO, Series EO	5.00	8/1/21	437
				2,723

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Indiana — 1.40%
$1,930	Indiana Municipal Power Agency Revenue, Series A	5.00	1/1/23	$2,110

	Iowa — 2.30%
1,440	Ankeny Community School District, GO	5.00	6/1/23	1,600
1,155	City of Ankeny, GO, Series A	5.00	6/1/21	1,178
550	Linn-Mar Community School District, GO, Callable 5/1/26 @ 100.00	5.00	5/1/27	681
				3,459
	Kansas — 1.32%
1,790	Kansas Development Finance Authority Revenue	5.00	5/1/23	1,984

	Kentucky — 1.67%
1,610	Louisville/Jefferson County Metropolitan Government, GO, Series A	5.00	8/1/22	1,732
685	University of Kentucky, GO, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00	4/1/25	787
				2,519
	Maine — 0.93%
1,340	Maine Municipal Bond Bank Revenue, Series B	5.00	11/1/21	1,393

	Maryland — 0.71%
1,000	University System of Maryland, GO, Series A	5.00	4/1/22	1,060

	Michigan — 7.19%
2,470	Charter Township of Meridian, GO	5.00	10/1/21	2,552
2,800	Ingham County Building Authority Revenue	2.00	5/1/21	2,815
2,350	Michigan State Housing Development Authority Revenue, Series A1, Callable 10/1/21 @ 100.00	0.65	10/1/24	2,351
500	Oakland University Michigan Revenue	5.00	3/1/21	503
2,105	Wayne State University Revenue	5.00	11/15/26	2,605
				10,826
	Minnesota — 3.50%
2,000	Minneapolis Special School, GO (SD CRED PROG)	5.00	2/1/24	2,289
2,765	White Bear Lake Independent School, GO, Series A (SD CRED PROG)	4.00	2/1/23	2,979
				5,268
	Missouri — 1.31%
1,885	Saint Charles County Francis Howell School District, GO (State Aid Withholding)	4.00	3/1/22	1,967

	Nevada — 1.20%
1,765	County of Clark Department of Aviation Revenue, Series A	5.00	7/1/21	1,804

	New Jersey — 2.06%
2,815	New Jersey Infrastructure Bank, Series A	3.00	9/1/24	3,089

	New Mexico — 2.78%
1,400	Carlsbad Municipal School District, GO (State Aid Withholding)	5.00	8/1/22	1,504
2,500	New Mexico Finance Authority Revenue, Series B	5.00	6/1/22	2,668
				4,172

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York — 5.51%
$2,165	City of New York, GO, Series A1	5.00	8/1/23	$2,421
250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	261
900	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C1	5.00	5/1/21	914
385	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/21	401
2,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/23	2,261
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	462
1,400	New York State Dormitory Authority Revenue, Series B	5.00	2/15/23	1,540
				8,260
	North Carolina — 1.43%
1,625	County of Johnston Revenue, Series A	5.00	4/1/22	1,722
375	State of North Carolina Revenue	5.00	3/1/23	414
				2,136
	Ohio — 5.03%
1,930	Cleveland Department of Public Utilities Division of Water Revenue, Series D	5.00	1/1/22	2,019
2,020	Ohio University Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	12/1/32	2,204
2,955	State of Ohio, GO, Series B	5.00	8/1/23	3,319
				7,542
	Oregon — 0.40%
590	Multnomah County School District No. 1 Portland, GO, Series B (SCH BD GTY)	5.00	6/15/21	603

	Pennsylvania — 2.08%
2,010	Millcreek Township School District, GO (BAM)	5.00	9/15/27	2,589
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	532
				3,121
	South Carolina — 1.15%
1,635	Aiken County Consolidated School District South Carolina, GO, Series B (SCSDE)	5.00	4/1/22	1,733

	Tennessee — 1.07%
350	City of Clarksville Tennessee Water Sewer & Gas Revenue	5.00	2/1/21	351
1,225	City of Murfreesboro Tennessee, GO, Series C	3.00	2/1/22	1,260
				1,611
	Texas — 18.51%
1,730	Alief Independent School District, GO (PSF-GTD)	5.00	2/15/23	1,899
1,770	Carroll Independent School District, GO (PSF-GTD)	5.00	2/15/22	1,865
1,255	City of Arlington Texas, GO, Series A	5.00	8/15/22	1,352
1,565	City of Bryan Texas, GO	5.00	8/15/22	1,684
1,550	City of Garland Texas Electric Utility System Revenue	5.00	3/1/24	1,767
2,250	City of Grand Prairie Texas, GO	5.00	2/15/22	2,370
2,065	City of Irving Texas, GO	5.00	9/15/24	2,421
1,015	Conroe Independent School District, GO (PSF-GTD)	5.00	2/15/25	1,211
705	County of Travis Texas, GO	5.00	3/1/21	710
685	Cypress-Fairbanks Independent School District, GO, Series C (PSF-GTD)	5.00	2/15/22	720
660	Dallas Area Rapid Transit Revenue, Series A	5.00	12/1/24	780

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00	2/15/22	$452
430	Harris County Toll Road Authority Revenue, Series B	5.00	8/15/22	464
690	Katy Independent School District, GO, Series B (PSF-GTD)	5.00	2/15/22	727
625	North East Independent School District Texas, GO (PSF-GTD)	5.00	8/1/22	673
3,685	Pearland Independent School District, GO (PSF-GTD)	5.00	2/15/23	4,038
1,000	Plano Independent School, GO (PSF-GTD)	5.00	2/15/23	1,097
1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00	8/1/25	1,393
2,100	San Antonio Independent School District, GO, Series A (PSF-GTD)	5.00	8/15/21	2,162
				27,785
	Virginia — 0.68%
1,020	Virginia Housing Development Authority Revenue, Series A Continuously Callable @ 100.00	2.05	3/1/22	1,021

	Washington — 4.84%
1,735	City of Seattle Washington Municipal Light & Power Revenue, Series A	5.00	1/1/24	1,981
1,500	City of Seattle Washington, GO	5.00	8/1/22	1,612
1,260	County of King Washington, GO, Series B	5.00	7/1/25	1,524
1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00	12/1/24	1,284
820	State of Washington Revenue, Series F	5.00	9/1/22	885
				7,286
	Wisconsin — 4.19%
2,500	Madison Area Technical College, GO	4.00	3/1/21	2,515
880	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue, Series 1 (Pre-Refunded/Escrowed to Maturity)	4.00	6/1/21	894
1,000	Stevens Point Area Public School District Wisconsin, GO	5.00	4/1/24	1,152
1,170	Wauwatosa School, GO, Series A	4.00	3/1/21	1,177
525	Wisconsin Energy Power Supply Revenue, Series A	5.00	7/1/22	562
				6,300
	Total Municipal Bonds			146,815
Shares
	Investment Company — 0.89%
1,335,585	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(a)		1,336
	Total Investment Company			1,336
	Total Investments (cost $145,630) — 98.62%			148,151
	Other assets in excess of liabilities — 1.38%			2,067
	Net Assets — 100.00%			$150,218

(a)	The rate disclosed is the rate in effect on December 31, 2020.

BAM—Build America Mutual

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

SCH BD GTY—School Board Guaranty

SCSDE—Insured by South Carolina School Discount Enhancement

SD CRED PROG—School District Credit Program

As of December 31, 2020, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 96.78%
	Alabama — 1.78%
$1,675	Auburn University Revenue, Series A	5.00	6/1/26	$2,083
1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00	1/1/24	1,598
1,000	Jefferson County Alabama Revenue	5.00	9/15/22	1,078
1,000	Lower Alabama Gas District Revenue (GOLDMAN SACHS)	4.00(a)	12/1/50	1,151
1,000	Troy University Revenue, Series A (BAM)	5.00	11/1/26	1,254
				7,164
	Arizona — 1.82%
1,685	City of Phoenix Civic Improvement Corp. Revenue, Callable 7/1/30 @ 100.00	5.00	7/1/32	2,311
1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00	7/1/25	1,206
1,215	Northern Arizona University Revenue, Series B (BAM)	5.00	6/1/26	1,482
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25	12/1/24	1,141
1,015	State of Arizona, Series A	5.00	10/1/25	1,229
				7,369
	Arkansas — 0.32%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00	2/1/23	1,309

	California — 3.13%
565	California State Department of Water Resources Revenue, Central Valley Project	5.25	7/1/22	567
1,250	California State, GO	5.00	8/1/24	1,463
3,000	California State, GO, Callable 11/1/30 @ 100.00	5.00	11/1/31	4,161
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00	6/1/26	2,988
1,000	Los Angeles California Department of Airports Revenue	5.00	5/15/23	1,106
1,750	State of California, GO, Callable 4/1/29 @ 100.00	5.00	4/1/30	2,323
65	University of California Revenue, Series Q Continuously Callable @ 100.00	5.25	5/15/23	65
				12,673
	Colorado — 5.43%
3,550	Colorado Health Facilities Authority Revenue, Series A	5.00	1/1/25	4,192
1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00	3/1/25	1,460
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00(a)	10/1/38	5,194
1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00	11/15/23	1,981
3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00	12/1/25	4,290
2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50	12/1/25	3,720
1,000	State of Colorado, Certificate of Participation	5.00	3/15/23	1,102
				21,939
	Connecticut — 1.16%
1,085	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00	12/1/26	1,305
3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00	10/15/25	3,386
				4,691
	District of Columbia — 1.84%
1,500	District of Columbia University Revenue	5.00	4/1/25	1,766
3,260	District of Columbia University Revenue, Callable 9/1/29 @ 100.00	5.00	3/1/31	4,387
1,200	Metropolitan Washington Airports Authority Revenue, Series A (AMT)	5.00	10/1/22	1,288
				7,441

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida — 3.41%
$2,000	Alachua County Health Facilities Authority Revenue	5.00(a)	12/1/37	$2,446
955	County of Polk Florida Utility System Revenue	5.00	10/1/27	1,229
1,000	Florida Municipal Power Agency Revenue	5.00	10/1/25	1,214
1,615	Lee County Florida Solid Waste System Revenue	5.00	10/1/22	1,736
1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00	10/1/25	1,767
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00	10/1/25	3,796
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00	11/15/21	1,563
				13,751

	Georgia — 3.28%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00	7/1/23	1,055
1,000	Fayette County Hospital Authority Revenue, Callable 1/1/24 @ 100.00	5.00(a)	7/1/54	1,140
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/23	1,387
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/24	1,841
1,000	Main Street Natural Gas, Inc. Revenue, Series B, Callable 6/1/23 @ 100.00	0.85 (US0001M + 75.00 bps)(b)	4/1/48	1,002
5,000	Main Street Natural Gas, Inc. Revenue	4.00(a)	3/1/50	5,876
1,000	Savannah Economic Development Authority Revenue	1.90	8/1/24	1,020
				13,321
	Illinois — 7.51%
85	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT Continuously Callable @ 100.00	7.46	2/15/26	64
1,000	Chicago Park District, GO, Series B, Callable 1/1/24 @ 100.00	5.00	1/1/26	1,104
1,000	City of Chicago Illinois Waterworks Revenue	5.00	11/1/24	1,133
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/22 @ 100.00	5.00	11/1/24	1,076
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00	11/1/25	1,156
275	Illinois State Finance Authority Revenue	5.00	5/1/22	292
1,375	Illinois State Finance Authority Revenue, Series B-2, Callable 5/15/26 @ 100.00	5.00(a)	5/15/50	1,679
4,600	Illinois State Sales Tax Revenue, Series A	5.00	6/15/25	5,310
1,635	Illinois State Toll Highway Authority Revenue	5.00	1/1/25	1,921
1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00	12/1/24	2,004
3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A, Callable 12/1/26 @ 100.00	5.00	12/1/27	3,724
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00	12/1/22	808
2,000	Regional Transportation Authority Revenue (AGC)	6.00	6/1/25	2,395
2,000	Sales Tax Securitization Corp. Revenue, Series A	5.00	1/1/29	2,527
1,450	University of Illinois Revenue, Series C, Callable 10/1/21 @ 100.00	5.00	4/1/25	1,495
2,995	University of Illinois, Certificate of Participation, Series B, Callable 10/1/26 @ 100.00	5.00	10/1/27	3,655
				30,343
	Indiana — 2.63%
2,500	City of Whiting Indiana Revenue (BP Plc)	5.00(a)	12/1/44	3,049
1,150	Indiana Finance Authority Revenue, Series A	5.00	11/1/23	1,298
1,000	Indiana Finance Authority Revenue, Series A	5.00	11/1/24	1,173
1,500	Indiana Finance Authority Revenue, Series A	3.13	12/1/24	1,644
2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00	2.25(a)	12/1/58	2,386

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Indiana (continued)
$1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00	2/1/23	$1,095
				10,645
	Kentucky — 2.44%
1,300	City of Owensboro Kentucky Electric Light & Power System Revenue	4.00	1/1/23	1,398
3,160	Kentucky Public Energy Authority Revenue, Series A	4.00	4/1/23	3,423
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00	4/1/24	1,111
3,500	Kentucky Public Energy Authority Revenue, Series B	4.00(a)	1/1/49	3,929
				9,861
	Louisiana — 1.29%
1,415	Jefferson Sales Tax District, Series A (AGM)	5.00	12/1/25	1,709
2,500	Louisiana Offshore Terminal Authority Revenue	1.65(a)	9/1/33	2,509
1,000	Parish of St. John the Baptist Louisiana Revenue	2.10(a)	6/1/37	1,018
				5,236
	Maine — 0.30%
1,025	Finance Authority of Maine Revenue (AGC)	5.00	12/1/26	1,232

	Maryland — 3.82%
2,905	County of Montgomery Maryland, GO, Series A, Callable 8/1/30 @ 100.00	4.00	8/1/31	3,727
1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00	7/1/22	1,062
4,040	Maryland State Stadium Authority Revenue	5.00	5/1/24	4,611
2,090	Maryland State Transportation Authority Revenue (AMT)	5.00	6/1/28	2,683
2,500	State of Maryland Department of Transportation Revenue, Callable 10/1/30 @ 100.00	5.00	10/1/32	3,441
				15,524
	Massachusetts — 1.14%
1,400	Massachusetts Educational Financing Authority Revenue, Series B	5.00	7/1/29	1,714
1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00	7/1/23	1,732
1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00	1/1/25	1,166
				4,612
	Michigan — 4.16%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00	7/1/24	2,097
1,100	Michigan Finance Authority Revenue	5.00	10/1/29	1,496
1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 100.00	5.50	12/1/29	1,204
1,280	Michigan Finance Authority Revenue, Series B	5.00	10/1/30	1,778
2,190	Michigan Finance Authority Revenue, Series B, Callable 10/1/30 @ 100.00	5.00	10/1/31	3,018
1,450	Michigan State Building Authority Revenue	5.00	4/15/25	1,739
1,605	Michigan Strategic Fund Revenue	5.00	6/30/25	1,853
2,960	Utica Community Schools, GO (Q-SBLF)	5.00	5/1/26	3,627
				16,812
	Minnesota — 0.30%
1,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Series C	5.00	1/1/26	1,201

	Missouri — 1.84%
2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00	6/1/25	2,842
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,131

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Missouri (continued)
$2,505	The Curators of The University of Missouri Revenue	5.00	11/1/30	$3,483
				7,456
	Nebraska — 0.63%
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00	4/1/31	1,276
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00	4/1/32	1,265
				2,541
	Nevada — 1.54%
3,470	Clark County Nevada School District, GO, Series A	5.00	6/15/23	3,824
1,000	Clark County Nevada School District, GO, Series A	5.00	6/15/26	1,211
1,000	State of Nevada Highway Improvement Revenue	5.00	12/1/24	1,187
				6,222
	New Jersey — 2.28%
430	New Jersey Economic Development Authority Revenue, Callable 11/1/29 @ 100.00	5.00	11/1/30	530
1,660	New Jersey Housing & Mortgage Finance Agency Revenue, Series D	4.00	4/1/22	1,724
1,210	New Jersey State Economic Development Authority Revenue, School Facilities Construction	5.00	6/15/28	1,498
2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00	12/1/22	2,175
1,000	State of New Jersey, GO, Series A	4.00	6/1/30	1,225
1,990	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20	6/1/27	2,076
				9,228
	New York — 6.76%
4,000	City of New York, GO, Series A-1	5.00	8/1/27	5,122
2,890	City of New York, GO, Series A-1, Callable 10/1/30 @ 100.00	5.00	4/1/32	3,925
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,079
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,193
3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 100.00	5.00	7/1/26	3,298
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00	8/1/29	1,155
2,000	New York City Water & Sewer System Revenue, Callable 12/15/30 @ 100.00	5.00	6/15/31	2,763
1,500	New York State Dormitory Authority Revenue, Series D	5.00	2/15/25	1,766
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00	9/1/23	5,034
				27,335
	North Carolina — 1.77%
1,000	City of Charlotte North Carolina Airport Revenue, Series C	5.00	7/1/24	1,157
1,000	County of Wake North Carolina Revenue	5.00	9/1/28	1,334
3,000	County of Wake North Carolina, GO	5.00	9/1/24	3,516
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00	1/1/24	1,140
				7,147
	Ohio — 3.07%
1,750	American Municipal Power, Inc. Revenue, Series A	5.00	2/15/24	1,993
1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	1,698
3,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Callable 6/1/30 @ 100.00	5.00	6/1/32	3,967
565	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System Continuously Callable @ 100.00 (MBIA)	5.50	10/15/25	632
700	University of Cincinnati Revenue	5.00	6/1/25	834
775	University of Cincinnati Revenue	5.00	6/1/26	950

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio (continued)
$1,850	University of Cincinnati Revenue	5.00	6/1/27	$2,317
				12,391
	Oklahoma — 0.93%
1,000	Oklahoma Development Finance Authority Revenue, Callable 6/30/22 @ 100.00	1.63	7/6/23	1,004
2,000	Oklahoma Turnpike Authority Revenue	5.00	1/1/30	2,738
				3,742
	Oregon — 1.23%
1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	5.00(a)	6/15/25	1,577
2,500	Multnomah County School District No. 1 Portland, GO (SCH BD GTY)	5.00	6/15/29	3,385
				4,962
	Pennsylvania — 6.41%
3,500	City of Philadelphia PA Water & Wastewater Revenue, Callable 10/1/30 @ 100.00	5.00	10/1/32	4,721
1,000	City of Philadelphia Pennsylvania Water & Wastewater Revenue, Series B	5.00	11/1/27	1,287
1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00	6/1/23	1,376
4,000	Delaware Valley Regional Finance Authority Revenue, Series B, Callable 9/1/21 @ 100.00 (CNTY-GTD)	0.51 (MUNIPSA + 42.00 bps)(b)	9/1/48	3,997
850	Easton Area School District, GO, Series A (State Aid Withholding)	4.00	4/1/25	976
1,860	Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @ 100.00	2.45(a)	12/1/39	2,021
2,500	Pennsylvania Economic Development Financing Authority Revenue (AMT)	2.15(a)	7/1/41	2,610
2,500	Pennsylvania State Turnpike Commission Revenue	5.00	6/1/24	2,892
3,225	School District of Philadelphia, GO	5.00	9/1/28	4,166
1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00	3/1/23	1,874
				25,920
	Rhode Island — 0.80%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00	5/15/23	2,187
1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A (AMT)	5.00	12/1/22	1,070
				3,257
	South Carolina — 1.16%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00	11/1/26	4,675

	Tennessee — 0.76%
1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00(a)	11/1/49	1,725
1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00(a)	5/1/48	1,345
				3,070
	Texas — 14.69%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00	2/15/25	2,384
1,025	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/27	1,300
1,230	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/28	1,597
1,000	Austin Texas Community College District, GO	5.00	8/1/23	1,121
1,000	City of Dallas Texas, GO, Series A, Callable 2/15/23 @ 100.00	5.00	2/15/26	1,090
2,450	City of Dallas Texas, GO, Callable 2/15/25 @ 100.00	5.00	2/15/27	2,869
2,500	City of Houston Texas Airport System Revenue, Series C (AMT)	5.00	7/1/25	2,933
1,205	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/24	1,409
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/25	2,671

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00	2/15/27	$2,967
2,300	Dallas Love Field Revenue (AMT)	5.00	11/1/25	2,670
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00	11/1/22	3,772
1,100	Denton Texas Utility System Revenue	5.00	12/1/22	1,199
65	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	69
3,500	Grand Parkway Transportation Corp. Revenue	5.00	2/1/23	3,831
2,100	Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Revenue	5.00	11/15/27	2,595
2,095	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00	11/15/23	2,324
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00	11/15/25	2,003
1,650	Harris County Toll Road Authority Revenue, Series A	5.00	8/15/23	1,851
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00	11/1/22	1,073
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00	11/1/28	1,299
1,000	Lower Colorado River Texas Authority Revenue	5.00	5/15/26	1,230
1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/23	1,193
1,000	North Texas Tollway Authority Revenue, Series A	5.00	1/1/24	1,137
1,000	North Texas Tollway Authority Revenue, Series B, Callable 1/1/23 @ 100.00	5.00	1/1/26	1,087
1,750	San Antonio Texas Airport System Revenue	5.00	7/1/25	2,005
1,000	San Antonio Texas Airport System Revenue	5.00	7/1/26	1,172
1,505	Texas A&M University Revenue, Series E	5.00	5/15/23	1,675
1,000	Texas State College Student Loan, GO	5.00	8/1/22	1,075
2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00	2/15/28	2,711
1,300	West Harris County Regional Water Authority Revenue	5.00	12/15/27	1,678
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00	8/15/26	1,235
				59,225
	Utah — 0.34%
1,090	Utah Transit Authority Revenue	5.00	12/15/26	1,362

	Virginia — 3.61%
1,500	City of Richmond VA Public Utility Revenue, Callable 1/15/26 @ 100.00	5.00	1/15/29	1,841
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00	5/15/22	1,065
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00	5/15/23	1,111
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00	5/15/24	1,154
3,600	Hampton Roads Transportation Accountability Commission Revenue, Series A	5.00	7/1/22	3,853
850	Hampton Roads Transportation Accountability Commission Revenue, Callable 7/1/30 @ 100.00	5.00	7/1/31	1,182
2,000	King George County Economic Development Authority Revenue	2.50(a)	6/1/23	2,005
1,000	Roanoke Economic Development Authority Revenue	5.00	7/1/25	1,200
1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00	8/1/24	1,162
				14,573
	Washington — 1.92%
90	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00	1/1/22	94
1,500	Port of Seattle Washington Revenue (AMT)	5.00	4/1/26	1,763
2,310	Washington Health Care Facilities Authority Revenue	5.00	8/15/23	2,579
1,250	Washington Health Care Facilities Authority Revenue	5.00	10/1/25	1,508
1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 100.00	5.00(a)	8/1/49	1,815
				7,759

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Wisconsin — 1.28%
$1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/23	$1,082
1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00	4/1/26	1,503
1,100	Wisconsin Health & Educational Facilities Authority	4.00	11/15/26	1,316
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00	11/15/22	1,257
				5,158
	Total Municipal Bonds			391,147
Shares
	Investment Company — 2.18%
8,813,295	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(c)		8,813
	Total Investment Company			8,813
	Total Investments (cost $384,669) — 98.96%			399,960
	Other assets in excess of liabilities — 1.04%			4,209
	Net Assets — 100.00%			$404,169

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on December 31, 2020.

(b)	Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2020.

(c)	The rate disclosed is the rate in effect on December 31, 2020.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corporation

AMT—Alternative Minimum Tax

BAM—Build America Mutual

bps—Basis Points

CNTY-GTD—County Guarantee

GO—General Obligation

MBIA—Municipal Bond Insurance Association

MUNIPSA—SIFMA Municipal Swap Index Yield

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

SCH BD GTY—School Board Guaranty

US0001M—1 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The Intermediate Term Municipal Bond Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Municipal Bonds	96.78%	—	96.78%
Investment Company	—	2.18%	2.18%
Other Assets (Liabilities)	1.34%	-0.30%	1.04%
Total Net Assets	98.12%	1.88%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 87.92%
	Alabama — 3.38%
$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,645
260	Pell City Alabama, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/26	310
740	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	878
				2,833
	Arizona — 0.55%
450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	461

	Florida — 12.70%
1,455	East Central Regional Wastewater Treatment Facilities Operation Board Revenue (Pre-Refunded/Escrowed to Maturity)	5.50	10/1/44	1,742
1,525	Florida Department of Environmental Protection Revenue, Series A	5.00	7/1/24	1,773
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,566
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,613
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	878
585	Orange County Florida School Board, Certificates of Participation, Series A	5.00	8/1/23	653
800	State of Florida, GO, Series A	5.00	6/1/23	892
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,554
				10,671
	Idaho — 1.64%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,374

	Illinois — 4.61%
1,675	Cook County Community Consolidated School, GO	5.00	12/1/26	2,112
1,400	Illinois Finance Authority Revenue	5.00	1/1/27	1,769
				3,881
	Iowa — 2.01%
1,410	City of Bettendorf Iowa, GO, Series D	5.00	6/1/25	1,689

	Kansas — 1.14%
850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	959

	Massachusetts — 2.02%
1,000	Massachusetts State Bay Transportation Authority Sales Tax Revenue	4.00	12/1/21	1,034
600	Massachusetts State, GO, Series A	5.00	3/1/23	662
				1,696
	Nevada — 6.15%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	895
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,300
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	917
1,800	State of Nevada Highway Improvement Revenue, Series A	5.00	12/1/23	2,046
				5,158

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New Mexico — 1.59%
$1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	$1,332

	New York — 6.01%
1,085	City of New York, GO, Series A, Callable 8/1/25 @ 100.00	5.00	8/1/27	1,298
600	Metropolitan Transportation Authority Revenue, Series A-1	5.00	2/1/23	633
495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/11/21 @ 100.00	5.25	2/1/22	497
1,470	New York State Dormitory Authority Revenue, Series E, Callable 9/15/28 @ 100.00	5.00	3/15/30	1,905
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	713
				5,046
	North Carolina — 2.71%
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,924
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	357
				2,281
	Ohio — 10.02%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	792
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,337
1,600	Columbus Ohio State, GO, Series 1 (Pre-Refunded/Escrowed to Maturity)	5.00	7/1/24	1,793
500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	639
800	Ohio State University Revenue	5.00	12/1/22	872
975	Ohio Water Development Authority Revenue	5.00	6/1/22	1,041
1,435	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.00	6/1/29	1,951
				8,425
	Pennsylvania — 1.81%
1,185	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,310
190	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	210
				1,520
	South Dakota — 2.44%
1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00	4/1/29	2,052

	Texas — 15.50%
275	City of Denton Texas, GO	5.00	2/15/21	277
1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00	6/15/30	1,891
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	374
710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	736
540	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	559
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,800
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,923
1,460	Humble Independent School District, GO, Series C	5.00	2/15/24	1,670
1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00	2/1/24	1,962
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,832
				13,024
	Washington — 11.34%
1,415	Chelan County Public Utility District No. 1 Revenue, Callable 7/1/30 @ 100.00	5.00	7/1/31	1,921

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — December 31, 2020 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/29	$1,345
1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/27	1,597
1,400	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/24	1,467
1,000	King County Washington, GO	5.25	1/1/23	1,100
1,575	King County Washington, GO, Callable 1/1/29 @ 100.00	5.00	1/1/30	2,098
				9,528
	West Virginia — 2.30%
1,465	State of West Virginia, GO, Series A, Callable 6/1/29 @ 100.00	5.00	6/1/33	1,939
	Total Municipal Bonds			73,869

	U.S. Treasury Obligation — 2.30%
1,940	U.S. Treasury Note	0.25	9/30/25	1,932
	Total U.S. Treasury Obligation			1,932

Shares
	Investment Company — 11.21%
9,413,617	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(a)		9,414
	Total Investment Company			9,414
	Total Investments (cost $81,047) — 101.43%			85,215
	Liabilities in excess of other assets — (1.43)%			(1,203)
	Net Assets — 100.00%			$84,012

(a)	The rate disclosed is the rate in effect on December 31, 2020.

BAM—Build America Mutual

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

SCH BD GTY—School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2020.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	87.92%	—	87.92%
U.S. Treasury Obligation	2.30%	—	2.30%
Investment Company	2.97%	8.24%	11.21%
Other Assets (Liabilities)	-1.27%	-0.16%	-1.43%
Total Net Assets	91.92%	8.08%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of December 31, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Value Equity Portfolio	The Growth Equity Portfolio	The Institutional U.S. Equity Portfolio	The Small Capitalization– Mid Capitalization Equity Portfolio
ASSETS:
Investments in securities, at value(a)	$621,738	$842,460	$2,617,901	$85,760
Cash	75	3,312	10,356	588
Foreign currency, at value (Cost $0, $0, $0 and $0, respectively)	—	—	3	—
Receivable for portfolio shares issued	12	557	2,045	—
Receivable from investments sold	—	—	—	107
Variation margin receivable on derivatives	28	134	2,356	—
Cash held as collateral at broker for derivatives	1,194	3,438	27,958	534
Dividends and interest receivable	449	636	1,648	49
Foreign tax reclaims receivable	—	135	284	4
Prepaid expenses	21	25	54	10
Total assets	623,517	850,697	2,662,605	87,052
LIABILITIES:
Written options, at fair value (Premiums received $557, $526, $2,722 and $0, respectively)	177	244	874	—
Payable for investments purchased	—	476	1,464	34
Payable for portfolio shares redeemed	794	175	3,407	—
Payable for collateral received on loaned securities	384	466	752	452
Variation margin on derivatives	—	—	3	6
Advisory fees payable	43	187	400	16
Management fees payable	28	38	127	5
Administrative services fees payable	16	22	75	2
Trustee fees payable	9	12	31	1
Professional fees payable	25	33	80	11
Custodian fees payable	13	17	41	5
Other accrued expenses	24	29	66	11
Total liabilities	1,513	1,699	7,320	543
NET ASSETS	$622,004	$848,998	$2,655,285	$86,509
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$24	$28	$132	$3
Additional paid-in capital	346,165	279,323	1,619,539	50,701
Total distributable earnings/(loss)	275,815	569,647	1,035,614	35,805
Net Assets	$622,004	$848,998	$2,655,285	$86,509
NET ASSETS:
HC Strategic Shares	$622,004	$848,998	$2,655,285	$86,509
Total	$622,004	$848,998	$2,655,285	$86,509
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	24,055	28,310	131,824	2,702
Total	24,055	28,310	131,824	2,702
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$25.86	$29.99	$20.14	$32.01

Investments in securities, at cost	$324,844	$309,064	$1,731,918	$48,437

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $376, $452, $721 and $436, respectively.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Commodity Returns Strategy Portfolio	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio
ASSETS:
Investments in securities, at value(a)	$12,771	$161,204	$79,225	$664,087
Cash	9	168	168	441
Foreign currency, at value (Cost $0, $65, $31 and $1,044, respectively)	—	66	31	1,028
Receivable for portfolio shares issued	—	—	—	19
Receivable from investments sold	—	—	—	151
Variation margin receivable on derivatives	54	4	—	—
Cash held as collateral at broker for derivatives	560	605	—	1,407
Dividends and interest receivable	2	90	43	576
Foreign tax reclaims receivable	254	239	45	3,133
Prepaid expenses	8	5	2	22
Total assets	13,658	162,381	79,514	670,864
LIABILITIES:
Written options, at fair value (Premiums received $0, $0, $0 and $500, respectively)	—	—	—	189
Payable for investments purchased	—	1	2,131	—
Payable for portfolio shares redeemed	—	—	—	1,000
Payable for collateral received on loaned securities	—	—	120	—
Variation margin on derivatives	—	—	—	60
Advisory fees payable	1	24	5	46
Management fees payable	4	7	3	31
Administrative services fees payable	—	4	2	18
Trustee fees payable	—	2	—	15
Professional fees payable	61	6	1	81
Custodian fees payable	7	5	2	53
Other accrued expenses	4	9	3	47
Total liabilities	77	58	2,267	1,540
NET ASSETS	$13,581	$162,323	$77,247	$669,324
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$2	$12	$5	$57
Additional paid-in capital	153,141	125,176	62,500	548,950
Total distributable earnings/(loss)	(139,562)	37,135	14,742	120,317
Net Assets	$13,581	$162,323	$77,247	$669,324
NET ASSETS:
HC Strategic Shares	$13,581	$162,323	$77,247	$669,324
Total	$13,581	$162,323	$77,247	$669,324
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	1,655	12,441	5,384	57,429
Total	1,655	12,441	5,384	57,429
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$8.20	$13.05	$14.35	$11.65

Investments in securities, at cost	$12,183	$124,788	$63,940	$458,429

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $0, $0, $200 and $0, respectively.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Corporate Opportunities Portfolio
ASSETS:
Investments in securities, at value(a)	$1,325,379	$909,890	$71,708	$360,666
Cash	224	68,322	37	1,329
Foreign currency, at value (Cost $1,986, $573, $0 and $0, respectively)	2,050	573	—	—
Swap agreements, at value	—	3,134	—	—
Receivable for portfolio shares issued	17	10	49	13
Receivable from investments sold	599	39	843	—
Variation margin receivable on derivatives	—	—	—	1,003
Cash held as collateral at broker for derivatives	33,657	8,416	—	8,820
Dividends and interest receivable	1,233	1,469	369	7
Foreign tax reclaims receivable	6,368	11	—	—
TBA sale commitments receivable	—	—	106	—
Prepaid expenses	33	28	9	16
Total assets	1,369,560	991,892	73,121	371,854
LIABILITIES:
Written options, at fair value (Premiums received $1,030, $776, $0 and $0, respectively)	393	294	—	—
Swap agreements, at value	—	1,753	—	—
Distributions payable	—	—	1	—
Payable for investments purchased	535	37	3,458	—
Payable for portfolio shares redeemed	806	814	14	150
Payable for collateral received on loaned securities	2,595	456	—	1,177
Variation margin on derivatives	3,057	157	—	—
Accrued foreign capital gains tax	—	2,289	—	—
TBA sale commitments, at fair value	—	—	106	—
Advisory fees payable	117	457	4	22
Management fees payable	59	44	3	16
Administrative services fees payable	36	26	2	10
Trustee fees payable	32	23	1	4
Professional fees payable	132	77	2	11
Custodian fees payable	87	303	2	6
Other accrued expenses	81	64	10	9
Total liabilities	7,930	6,794	3,603	1,405
NET ASSETS	$1,361,630	$985,098	$69,518	$370,449
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$127	$46	$7	$48
Additional paid-in capital	1,191,903	863,860	64,487	360,758
Total distributable earnings/(loss)	169,600	121,192	5,024	9,643
Net Assets	$1,361,630	$985,098	$69,518	$370,449
NET ASSETS:
HC Strategic Shares	$1,361,630	$985,098	$69,518	$370,449
Total	$1,361,630	$985,098	$69,518	$370,449
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	127,425	45,701	6,606	47,967
Total	127,425	45,701	6,606	47,967
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$10.69	$21.56	$10.52	$7.72

Investments in securities, at cost	$1,137,397	$676,251	$66,734	$360,666

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $8,446, $708, $0 and $0, respectively.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

	The U.S. Government Fixed Income Securities Portfolio	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
ASSETS:
Investments in securities, at value(a)	$296,683	$392,105	$329,325	$274,161
Cash	660	—	—	—
Receivable for portfolio shares issued	100	204	—	120
Receivable from investments sold	7,383	4,727	—	5,011
Dividends and interest receivable	1,315	812	2,719	464
TBA sale commitments receivable	—	—	—	2,084
Prepaid expenses	16	28	16	13
Total assets	306,157	397,876	332,060	281,853
LIABILITIES:
Payable to Custodian	—	—	8,705	—
Distributions payable	137	807	295	143
Payable for investments purchased	7,504	4,667	—	42,997
Payable for portfolio shares redeemed	10	297	24	15
Payable for collateral received on loaned securities	—	—	6	—
TBA sale commitments, at fair value	—	—	—	2,088
Income payable on TBA sale commitments	—	—	—	4
Advisory fees payable	16	12	22	11
Management fees payable	13	17	14	10
Administrative services fees payable	8	11	8	7
Trustee fees payable	7	6	4	2
Professional fees payable	19	16	11	6
Custodian fees payable	9	9	5	4
Other accrued expenses	24	15	12	14
Total liabilities	7,747	5,857	9,106	45,301
NET ASSETS	$298,410	$392,019	$322,954	$236,552
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$29	$35	$30	$24
Additional paid-in capital	277,086	351,953	290,832	240,703
Total distributable earnings/(loss)	21,295	40,031	32,092	(4,175)
Net Assets	$298,410	$392,019	$322,954	$236,552
NET ASSETS:
HC Strategic Shares	$298,410	$392,019	$322,954	$236,552
Total	$298,410	$392,019	$322,954	$236,552
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	28,895	35,334	29,616	24,305
Total	28,895	35,334	29,616	24,305
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$10.33	$11.09	$10.90	$9.73

Investments in securities, at cost	$275,115	$352,303	$298,122	$267,342

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $0, $0, $6 and $0, respectively.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (concluded)

As of December 31, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments in securities, at value	$148,151	$399,960	$85,215
Cash	—	868	—
Receivable for portfolio shares issued	206	93	21
Dividends and interest receivable	1,913	3,871	944
Prepaid expenses	11	15	8
Total assets	150,281	404,807	86,188
LIABILITIES:
Distributions payable	6	59	8
Payable for investments purchased	—	—	2,115
Payable for portfolio shares redeemed	15	347	28
Advisory fees payable	16	164	8
Management fees payable	6	17	4
Administrative services fees payable	4	11	2
Trustee fees payable	2	5	1
Professional fees payable	5	14	3
Custodian fees payable	2	6	2
Other accrued expenses	7	15	5
Total liabilities	63	638	2,176
NET ASSETS	$150,218	$404,169	$84,012
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$15	$39	$8
Additional paid-in capital	147,691	389,459	79,820
Total distributable earnings/(loss)	2,512	14,671	4,184
Net Assets	$150,218	$404,169	$84,012
NET ASSETS:
HC Strategic Shares	$150,218	$404,169	$84,012
Total	$150,218	$404,169	$84,012
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	14,949	38,704	7,950
Total	14,949	38,704	7,950
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.05	$10.44	$10.57

Investments in securities, at cost	$145,630	$384,669	$81,047

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations

For the Six Months Ended December 31, 2020 (Unaudited)

(Amounts in thousands)

	The Value Equity Portfolio	The Growth Equity Portfolio	The Institutional U.S. Equity Portfolio	The Small Capitalization– Mid Capitalization Equity Portfolio
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $0, $0, $0 and $3, respectively)	$4,730	$5,211	$18,183	$359
Income from securities lending	8	12	16	38
Total Investment Income	4,738	5,223	18,199	397
EXPENSES:
Advisory fees	241	531	1,988	86
Management fees	147	203	715	19
Administrative services fees	110	145	486	27
Professional fees	54	72	225	16
Transfer agent fees	10	13	43	1
Compliance service fees	7	9	32	1
Custodian fees	28	38	124	10
Registration and filing fees	8	8	5	7
Trustee fees	23	32	106	3
Other	28	38	124	7
Total expenses before expenses paid indirectly	656	1,089	3,848	177
Less: Expenses paid indirectly	—	(1)	(3)	(1)
Net Expenses	656	1,088	3,845	176
Net Investment Income	4,082	4,135	14,354	221
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities and foreign currency translations	1,245	50,365	225,692	1,620
Net realized gains/(losses) from futures transactions	(3,644)	(3,722)	28,347	2,910
Net realized gains/(losses) from written options transactions	2,726	3,695	14,517	—
Net realized gains/(losses) from investments	327	50,338	268,556	4,530
Change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	114,444	109,491	331,024	19,911
Change in unrealized appreciation/(depreciation) on futures	471	1,716	8,850	(215)
Change in unrealized appreciation/(depreciation) on written options	(199)	(263)	(1,479)	—
Change in unrealized appreciation/(depreciation) on investments	114,716	110,944	338,395	19,696
Net realized/unrealized gains/(losses) from investments	115,043	161,282	606,951	24,226
Change in net assets resulting from operations	$119,125	$165,417	$621,305	$24,447

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2020 (Unaudited)

(Amounts in thousands)

	The Commodity Returns Strategy Portfolio	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $0, $56, $27 and $718, respectively)	$44	$1,080	$488	$5,804
Non-cash dividends	—	—	—	1,117
Income from securities lending	2	—	1	—
Total Investment Income	46	1,080	489	6,921
EXPENSES:
Advisory fees	14	138	29	256
Management fees	3	38	14	157
Administrative services fees	9	40	29	134
Professional fees	67	11	5	100
Transfer agent fees	—	2	1	10
Compliance service fees	—	1	1	8
Custodian fees	11	11	9	81
Registration and filing fees	9	2	2	8
Trustee fees	—	4	2	25
Other	4	9	3	31
Total expenses before reimbursed by Adviser	117	256	95	810
Less: Expenses reimbursed by Adviser	—	—	(4)	—
Net Expenses	117	256	91	810
Net Investment Income/(Loss)	(71)	824	398	6,111
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities and foreign currency translations	23	395	301	(5,216)
Net realized gains/(losses) from futures transactions	2,115	1,599	—	1,790
Net realized gains/(losses) from written options transactions	—	—	—	2,112
Net realized gains/(losses) from investments	2,138	1,994	301	(1,314)
Change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	1,140	28,656	11,920	109,027
Change in unrealized appreciation/(depreciation) on futures	(201)	(47)	—	(563)
Change in unrealized appreciation/(depreciation) on written options	—	—	—	(127)
Change in unrealized appreciation/(depreciation) on investments	939	28,609	11,920	108,337
Net realized/unrealized gains/(losses) from investments	3,077	30,603	12,221	107,023
Change in net assets resulting from operations	$3,006	$31,427	$12,619	$113,134

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2020 (Unaudited)

(Amounts in thousands)

	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Corporate Opportunities Portfolio
INVESTMENT INCOME:
Interest	$1	$1	$723	$635
Dividends (net of foreign withholding tax of $822, $1,400, $0 and $0, respectively)	9,010	8,809	1	45
Non-cash dividends	526	—	—	—
Income from securities lending	60	7	—	5
Total Investment Income	9,597	8,817	724	685
EXPENSES:
Advisory fees	623	1,370	22	119
Management fees	320	242	17	98
Administrative services fees	238	187	42	73
Professional fees	147	107	7	37
Transfer agent fees	19	16	1	6
Compliance service fees	14	12	1	4
Custodian fees	114	452	9	17
Registration and filing fees	6	7	5	6
Trustee fees	49	40	3	14
Other	63	52	7	23
Total expenses before expenses paid indirectly	1,593	2,485	114	397
Less: Expenses paid indirectly	(4)	—	—	—
Net Expenses	1,589	2,485	114	397
Net Investment Income	8,008	6,332	610	288
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities and foreign currency translations	(1,625)	32,504	621	—
Net realized gains/(losses) from futures transactions	79,402	23,924	—	32,785
Net realized gains/(losses) from written options transactions	4,830	3,295	—	—
Net realized gains/(losses) from swap transactions	—	2,140	—	—
Net realized gains/(losses) from investments	82,607	61,863	621	32,785
Change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations (net of deferred foreign tax)	172,059	171,858	(136)	1
Change in unrealized appreciation/(depreciation) on futures	(3,827)	1,326	—	(1,795)
Change in unrealized appreciation/(depreciation) on written options	(418)	(178)	—	—
Change in unrealized appreciation/(depreciation) on swaps	—	1,381	—	—
Change in unrealized appreciation/(depreciation) on investments	167,814	174,387	(136)	(1,794)
Net realized/unrealized gains/(losses) from investments	250,421	236,250	485	30,991
Change in net assets resulting from operations	$258,429	$242,582	$1,095	$31,279

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2020 (Unaudited)

(Amounts in thousands)

	The U.S. Government Fixed Income Securities Portfolio	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$2,629	$5,698	$5,214	$1,491
Dividends	1	3	2	6
Total Investment Income	2,630	5,701	5,216	1,497
EXPENSES:
Advisory fees	92	72	129	65
Management fees	79	97	85	61
Administrative services fees	69	73	69	79
Professional fees	35	34	30	22
Transfer agent fees	7	6	6	4
Compliance service fees	5	5	4	3
Custodian fees	17	22	14	14
Registration and filing fees	5	8	5	5
Trustee fees	17	16	14	10
Other	17	19	15	13
Net Expenses	343	352	371	276
Net Investment Income	2,287	5,349	4,845	1,221
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities	1,410	2,030	6,364	330
Change in unrealized appreciation/(depreciation) on investments	(5,942)	8,756	2,796	(667)
Net realized/unrealized gains/(losses) from investments	(4,532)	10,786	9,160	(337)
Change in net assets resulting from operations	$(2,245)	$16,135	$14,005	$884

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (concluded)

For the Six Months Ended December 31, 2020 (Unaudited)

(Amounts in thousands)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$903	$3,927	$787
Dividends	1	1	1
Total Investment Income	904	3,928	788
EXPENSES:
Advisory fees	92	330	48
Management fees	37	101	21
Administrative services fees	34	79	23
Professional fees	12	35	7
Transfer agent fees	2	6	1
Compliance service fees	2	5	1
Custodian fees	6	17	5
Registration and filing fees	5	6	5
Trustee fees	6	16	3
Other	5	16	5
Net Expenses	201	611	119
Net Investment Income	703	3,317	669
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities	14	908	27
Change in unrealized appreciation/(depreciation) on investments	(65)	4,468	261
Net realized/unrealized gains/(losses) from investments	(51)	5,376	288
Change in net assets resulting from operations	$652	$8,693	$957

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Value Equity Portfolio		The Growth Equity Portfolio		The Institutional U.S. Equity Portfolio
	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Operations:
Net investment income	$4,082	$9,511	$4,135	$9,605	$14,354	$22,118
Net realized gains/(losses) from investments	327	(9,545)	50,338	41,453	268,556	105,846
Change in unrealized appreciation/(depreciation) from investments	114,716	31,719	110,944	23,725	338,395	185,362
Change in net assets resulting from operations	119,125	31,685	165,417	74,783	621,305	313,326
Distributions to Shareholders from:
HC Strategic Shares	(4,275)	(9,570)	(47,127)	(41,447)	(154,777)	(277,323)
Change in net assets resulting from distributions	(4,275)	(9,570)	(47,127)	(41,447)	(154,777)	(277,323)
HC Strategic Shares
Proceeds from shares issued	4,430	36,601	792	11,282	58,628	234,628
Proceeds from merger (Note 7)	—	—	—	—	—	1,241,491
Proceeds from reinvestment of dividends	3,273	7,717	39,178	34,857	147,600	273,663
Cost of shares redeemed	(38,875)	(111,864)	(46,102)	(145,473)	(741,862)	(597,353)
Change in net assets from HC Strategic Shares of beneficial interest	(31,172)	(67,546)	(6,132)	(99,334)	(535,634)	1,152,429
Change in net assets	83,678	(45,431)	112,158	(65,998)	(69,106)	1,188,432
Net Assets:
Beginning of period	538,326	583,757	736,840	802,838	2,724,391	1,535,959
End of period	$622,004	$538,326	$848,998	$736,840	$2,655,285	$2,724,391
Share Transactions:
HC Strategic Shares
Issued	187	1,778	26	459	3,009	14,400
Issued from merger (Note 7)	—	—	—	—	—	80,669
Reinvested	134	377	1,345	1,389	7,554	16,397
Redeemed	(1,624)	(5,687)	(1,575)	(6,079)	(37,892)	(35,221)
Change in HC Strategic Shares	(1,303)	(3,532)	(204)	(4,231)	(27,329)	76,245
Total change in shares	(1,303)	(3,532)	(204)	(4,231)	(27,329)	76,245

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Small Capitalization- Mid Capitalization Equity Portfolio		The Commodity Returns Strategy Portfolio		The ESG Growth Portfolio
	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020(a)	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Operations:
Net investment income/(loss)	$221	$535	$(71)	$2,648	$824	$2,431
Net realized gains/(losses) from investments	4,530	(3,711)	2,138	(7,329)	1,994	1,407
Change in unrealized appreciation/(depreciation) from investments	19,696	(6,693)	939	(32,506)	28,609	194
Change in net assets resulting from operations	24,447	(9,869)	3,006	(37,187)	31,427	4,032
Distributions to Shareholders from:
HC Strategic Shares	(177)	(4,490)	—	(2,907)	(2,621)	(9,617)
Change in net assets resulting from distributions	(177)	(4,490)	—	(2,907)	(2,621)	(9,617)
HC Strategic Shares
Proceeds from shares issued	110	1,261	2	1,009	83	2,711
Proceeds from reinvestment of dividends	137	4,023	—	1,882	1,778	7,557
Cost of shares redeemed	(6,535)	(18,012)	(3,633)	(108,060)	(796)	(21,209)
Change in net assets from HC Strategic Shares of beneficial interest	(6,288)	(12,728)	(3,631)	(105,169)	1,065	(10,941)
Change in net assets	17,982	(27,087)	(625)	(145,263)	29,871	(16,526)
Net Assets:
Beginning of period	68,527	95,614	14,206	159,469	132,452	148,978
End of period	$86,509	$68,527	$13,581	$14,206	$162,323	$132,452
Share Transactions:
HC Strategic Shares
Issued	4	51	—	148	8	269
Reinvested	5	154	—	238	140	675
Redeemed	(248)	(907)	(520)	(15,750)	(66)	(2,226)
Change in HC Strategic Shares	(239)	(702)	(520)	(15,364)	82	(1,282)
Total change in shares	(239)	(702)	(520)	(15,364)	82	(1,282)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Catholic SRI Growth Portfolio		The International Equity Portfolio		The Institutional International Equity Portfolio
	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Operations:
Net investment income	$398	$939	$6,111	$14,800	$8,008	$31,940
Net realized gains/(losses) from investments	301	(745)	(1,314)	(38,571)	82,607	(48,764)
Change in unrealized appreciation/(depreciation) from investments	11,920	1,335	108,337	(21,314)	167,814	(98,800)
Change in net assets resulting from operations	12,619	1,529	113,134	(45,085)	258,429	(115,624)
Distributions to Shareholders from:
HC Strategic Shares	(456)	(2,435)	(282)	(14,463)	(15,650)	(33,400)
Change in net assets resulting from distributions	(456)	(2,435)	(282)	(14,463)	(15,650)	(33,400)
HC Strategic Shares
Proceeds from shares issued	15,925	6,018	5,180	47,656	174,575	93,104
Proceeds from reinvestment of dividends	456	2,435	198	10,104	12,928	25,587
Cost of shares redeemed	(4,380)	(5,865)	(54,003)	(304,174)	(408,908)	(515,587)
Change in net assets from HC Strategic Shares of beneficial interest	12,001	2,588	(48,625)	(246,414)	(221,405)	(396,896)
Change in net assets	24,164	1,682	64,227	(305,962)	21,374	(545,920)
Net Assets:
Beginning of period	53,083	51,401	605,097	911,059	1,340,256	1,886,176
End of period	$77,247	$53,083	$669,324	$605,097	$1,361,630	$1,340,256
Share Transactions:
HC Strategic Shares
Issued	1,124	531	476	5,042	16,763	10,347
Reinvested	34	201	17	1,018	1,214	2,673
Redeemed	(337)	(510)	(5,147)	(31,816)	(41,952)	(56,005)
Change in HC Strategic Shares	821	222	(4,654)	(25,756)	(23,975)	(42,985)
Total change in shares	821	222	(4,654)	(25,756)	(23,975)	(42,985)

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Emerging Markets Portfolio		The Core Fixed Income Portfolio		The Corporate Opportunities Portfolio
	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Operations:
Net investment income	$6,332	$33,441	$610	$1,590	$288	$14,324
Net realized gains/(losses) from investments	61,863	(48,414)	621	1,081	32,785	24,192
Change in unrealized appreciation/(depreciation) from investments	174,387	(58,241)	(136)	2,918	(1,794)	(14,752)
Change in net assets resulting from operations	242,582	(73,214)	1,095	5,589	31,279	23,764
Distributions to Shareholders from:
HC Strategic Shares	(10,399)	(43,230)	(1,525)	(1,684)	—	(17,477)
Change in net assets resulting from distributions	(10,399)	(43,230)	(1,525)	(1,684)	—	(17,477)
HC Strategic Shares
Proceeds from shares issued	19,352	83,672	5,910	10,566	9,451	56,290
Proceeds from reinvestment of dividends	8,499	35,515	1,522	1,677	—	15,945
Cost of shares redeemed	(216,107)	(527,700)	(3,762)	(18,137)	(107,138)	(239,513)
Change in net assets from HC Strategic Shares of beneficial interest	(188,256)	(408,513)	3,670	(5,894)	(97,687)	(167,278)
Change in net assets	43,927	(524,957)	3,240	(1,989)	(66,408)	(160,991)
Net Assets:
Beginning of period	941,171	1,466,128	66,278	68,267	436,857	597,848
End of period	$985,098	$941,171	$69,518	$66,278	$370,449	$436,857
Share Transactions:
HC Strategic Shares
Issued	975	4,823	556	1,036	1,266	8,087
Reinvested	399	1,904	144	163	—	2,302
Redeemed	(11,169)	(32,035)	(354)	(1,778)	(14,457)	(34,498)
Change in HC Strategic Shares	(9,795)	(25,308)	346	(579)	(13,191)	(24,109)
Total change in shares	(9,795)	(25,308)	346	(579)	(13,191)	(24,109)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Government Fixed Income Securities Portfolio		The Inflation Protected Securities Portfolio		The U.S. Corporate Fixed Income Securities Portfolio
	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Operations:
Net investment income	$2,287	$6,263	$5,349	$2,522	$4,845	$9,893
Net realized gains/(losses) from investments	1,410	10,358	2,030	1,928	6,364	6,939
Change in unrealized appreciation/(depreciation) from investments	(5,942)	16,281	8,756	22,490	2,796	14,807
Change in net assets resulting from operations	(2,245)	32,902	16,135	26,940	14,005	31,639
Distributions to Shareholders from:
HC Strategic Shares	(12,636)	(6,410)	(5,727)	(5,510)	(14,303)	(12,068)
Change in net assets resulting from distributions	(12,636)	(6,410)	(5,727)	(5,510)	(14,303)	(12,068)
HC Strategic Shares
Proceeds from shares issued	61,885	103,946	82,355	113,961	39,734	71,684
Proceeds from reinvestment of dividends	11,297	4,911	4,858	4,443	11,913	9,873
Cost of shares redeemed	(65,580)	(135,191)	(99,487)	(103,178)	(76,048)	(65,730)
Change in net assets from HC Strategic Shares of beneficial interest	7,602	(26,334)	(12,274)	15,226	(24,401)	15,827
Change in net assets	(7,279)	158	(1,866)	36,656	(24,699)	35,398
Net Assets:
Beginning of period	305,689	305,531	393,885	357,229	347,653	312,255
End of period	$298,410	$305,689	$392,019	$393,885	$322,954	$347,653
Share Transactions:
HC Strategic Shares
Issued	5,736	10,037	7,455	10,820	3,571	6,782
Reinvested	1,086	473	438	431	1,091	936
Redeemed	(6,165)	(12,718)	(8,996)	(9,846)	(6,875)	(6,230)
Change in HC Strategic Shares	657	(2,208)	(1,103)	1,405	(2,213)	1,488
Total change in shares	657	(2,208)	(1,103)	1,405	(2,213)	1,488

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio
	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Operations:
Net investment income	$1,221	$4,632	$703	$1,600	$3,317	$7,460
Net realized gains/(losses) from investments	330	1,027	14	3	908	(368)
Change in unrealized appreciation/(depreciation) from investments	(667)	5,650	(65)	1,292	4,468	4,912
Change in net assets resulting from operations	884	11,309	652	2,895	8,693	12,004
Distributions to Shareholders from:
HC Strategic Shares	(2,591)	(5,960)	(750)	(1,609)	(3,902)	(8,113)
Change in net assets resulting from distributions	(2,591)	(5,960)	(750)	(1,609)	(3,902)	(8,113)
HC Strategic Shares
Proceeds from shares issued	39,157	71,960	18,877	45,187	18,778	32,222
Proceeds from reinvestment of dividends	1,891	4,649	722	1,544	3,722	7,794
Cost of shares redeemed	(52,298)	(48,852)	(4,348)	(19,226)	(14,430)	(45,696)
Change in net assets from HC Strategic Shares of beneficial interest	(11,250)	27,757	15,251	27,505	8,070	(5,680)
Change in net assets	(12,957)	33,106	15,153	28,791	12,861	(1,789)
Net Assets:
Beginning of period	249,509	216,403	135,065	106,274	391,308	393,097
End of period	$236,552	$249,509	$150,218	$135,065	$404,169	$391,308
Share Transactions:
HC Strategic Shares
Issued	4,005	7,406	1,873	4,513	1,803	3,128
Reinvested	194	479	72	155	357	758
Redeemed	(5,348)	(5,035)	(432)	(1,930)	(1,385)	(4,453)
Change in HC Strategic Shares	(1,149)	2,850	1,513	2,738	775	(567)
Total change in shares	(1,149)	2,850	1,513	2,738	775	(567)

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (concluded)

(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Operations:
Net investment income	$669	$1,521
Net realized gains/(losses) from investments	27	205
Change in unrealized appreciation/(depreciation) from investments	261	1,117
Change in net assets resulting from operations	957	2,843
Distributions to Shareholders from:
HC Strategic Shares	(806)	(1,634)
Change in net assets resulting from distributions	(806)	(1,634)
HC Strategic Shares
Proceeds from shares issued	6,119	8,219
Proceeds from reinvestment of dividends	766	1,560
Cost of shares redeemed	(3,010)	(9,707)
Change in net assets from HC Strategic Shares of beneficial interest	3,875	72
Change in net assets	4,026	1,281
Net Assets:
Beginning of period	79,986	78,705
End of period	$84,012	$79,986
Share Transactions:
HC Strategic Shares
Issued	577	786
Reinvested	72	149
Redeemed	(285)	(930)
Change in HC Strategic Shares	364	5
Total change in shares	364	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:					Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments		Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Value Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$21.23	$0.16	(d)	$4.64		$4.80	$(0.17)	$—	$(0.17)	$25.86	22.68%	$622,004	0.22%	0.22%	1.39%	15%
Year Ended June 30, 2020	20.21	0.35	(d)	1.03		1.38	(0.35)	(0.01)	(0.36)	21.23	6.89%	538,326	0.22%	0.22%	1.68%	19%
Year Ended June 30, 2019	19.95	0.40	(d)(e)	1.34	(e)	1.74	(0.41)	(1.07)	(1.48)	20.21	9.78%	583,757	0.21%	0.21%	2.05%	74%
Year Ended June 30, 2018	19.53	0.42		1.36		1.78	(0.44)	(0.92)	(1.36)	19.95	9.11%	599,457	0.27%	0.26%	2.10%	59%
Year Ended June 30, 2017	17.70	0.42		2.51		2.93	(0.41)	(0.69)	(1.10)	19.53	16.78%	612,508	0.29%	0.28%	2.22%	61%
Year Ended June 30, 2016	18.46	0.41		(0.02)		0.39	(0.41)	(0.74)	(1.15)	17.70	2.49%	583,078	0.27%	0.26%	2.35%	67%
HC Advisors Shares
Period Ended May 1, 2019(f)	$19.95	$0.46	(d)(e)	$1.26	(e)	$1.72	$(0.33)	$(1.07)	$(1.40)	$20.27	9.69%	$—	0.46%	0.21%	2.29%	74%
Year Ended June 30, 2018	19.52	0.43		1.36		1.79	(0.44)	(0.92)	(1.36)	19.95	9.17%	675	0.52%	0.26%	2.08%	59%
Year Ended June 30, 2017	17.69	0.42		2.51		2.93	(0.41)	(0.69)	(1.10)	19.52	16.79%	845	0.54%	0.28%	2.22%	61%
Year Ended June 30, 2016	18.46	0.44		(0.06)		0.38	(0.41)	(0.74)	(1.15)	17.69	2.43%	786	0.52%	0.26%	2.38%	67%
The Growth Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$25.84	$0.15	(d)	$5.72		$5.87	$(0.13)	$(1.59)	$(1.72)	$29.99	22.93%	$848,998	0.27%	0.27%	1.02%	32%
Year Ended June 30, 2020	24.52	0.31	(d)	2.37		2.68	(0.33)	(1.03)	(1.36)	25.84	11.17%	736,840	0.26%	0.26%	1.26%	37%
Year Ended June 30, 2019	23.54	0.30	(d)	2.30		2.60	(0.30)	(1.32)	(1.62)	24.52	12.22%	802,838	0.25%	0.25%	1.28%	41%
Year Ended June 30, 2018	20.90	0.22		3.70		3.92	(0.22)	(1.06)	(1.28)	23.54	19.12%	808,868	0.30%	0.29%	0.96%	40%
Year Ended June 30, 2017	18.78	0.19		3.27		3.46	(0.19)	(1.15)	(1.34)	20.90	19.31%	786,563	0.31%	0.31%	0.98%	38%
Year Ended June 30, 2016	22.37	0.20		1.03		1.23	(0.20)	(4.62)	(4.82)	18.78	5.88%	763,770	0.29%	0.29%	0.99%	39%
HC Advisors Shares
Period Ended May 1, 2019(f)	$23.50	$0.28	(d)	$2.00		$2.28	$(0.23)	$(1.32)	$(1.55)	$24.23	10.77%	$—	0.51%	0.26%	1.19%	41%
Year Ended June 30, 2018	20.86	0.22		3.70		3.92	(0.22)	(1.06)	(1.28)	23.50	19.16%	922	0.55%	0.29%	0.94%	40%
Year Ended June 30, 2017	18.76	0.19		3.25		3.44	(0.19)	(1.15)	(1.34)	20.86	19.23%	1,118	0.56%	0.31%	0.98%	38%
Year Ended June 30, 2016	22.35	0.22		1.01		1.23	(0.20)	(4.62)	(4.82)	18.76	5.89%	1,085	0.54%	0.29%	1.00%	39%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)

The amounts reported for a share outstanding throughout the period may not correlate to the aggregate amounts for the fiscal period due to the timing of sales and repurchases of Portfolio shares in relation to income earned and/or fluctuating fair value of the investments of the Portfolio.

(f)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:								Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Institutional U.S. Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$17.12	$0.10	(d)	$4.06	$4.16	$(0.11)	$(1.03)	$—		$(1.14)	$20.14	24.54%	$2,655,285	0.27%	0.27%	1.01%	60%
Year Ended June 30, 2020	18.53	0.23	(d)	1.98	2.21	(0.21)	(3.41)	—		(3.62)	17.12	12.71%	2,724,391	0.24%	0.24%	1.36%	74%
Year Ended June 30, 2019	18.25	0.24	(d)(e)	1.59	1.83	(0.24)	(1.31)	—		(1.55)	18.53	11.46%	1,535,959	0.23%	0.23%	1.31%	70%
Year Ended June 30, 2018	16.10	0.18		2.82	3.00	(0.18)	(0.67)	—		(0.85)	18.25	18.97%	1,187,715	0.28%	0.28%	1.04%	43%
Year Ended June 30, 2017	14.80	0.17		2.48	2.65	(0.17)	(1.18)	—		(1.35)	16.10	19.03%	1,034,294	0.29%	0.29%	1.06%	22%
Year Ended June 30, 2016	17.14	0.16		0.85	1.01	(0.16)	(3.19)	—		(3.35)	14.80	6.36%	1,282,473	0.27%	0.27%	1.05%	37%
HC Advisors Shares
Period Ended May 13, 2019(f)	$18.25	$0.25	(d)(e)	$0.72	$0.97	$(0.19)	$(1.31)	$—		$(1.50)	$17.72	6.27%	$—	0.48%	0.23%	1.36%	70%
Year Ended June 30, 2018	16.10	0.20		2.80	3.00	(0.18)	(0.67)	—		(0.85)	18.25	18.97%	1,026	0.53%	0.28%	1.00%	43%
Year Ended June 30, 2017	14.80	0.17		2.48	2.65	(0.17)	(1.18)	—		(1.35)	16.10	19.03%	2,008	0.54%	0.29%	1.08%	22%
Year Ended June 30, 2016	17.15	0.17		0.83	1.00	(0.16)	(3.19)	—		(3.35)	14.80	6.30%	1,931	0.52%	0.27%	1.05%	37%
The Small Capitalization-Mid Capitalization Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$23.30	$0.08	(d)	$8.69	$8.77	$(0.06)	$—	$—		$(0.06)	$32.01	37.69%	$86,509	0.47%	0.47%	0.59%	61%
Year Ended June 30, 2020	26.25	0.15	(d)	(1.82)	(1.67)	(0.18)	(1.10)	—		(1.28)	23.30	(6.83)%	68,527	0.53%	0.52%	0.64%	87%
Year Ended June 30, 2019	29.52	0.10	(d)	(0.77)	(0.67)	(0.13)	(2.47)	—		(2.60)	26.25	(0.81)%	95,614	0.68%	0.67%	0.36%	79%
Year Ended June 30, 2018	25.23	0.10		4.29	4.39	(0.10)	—	—		(0.10)	29.52	17.42%	110,489	0.77%	0.76%	0.37%	62%
Year Ended June 30, 2017	21.04	0.02		4.20	4.22	(0.03)	—	—		(0.03)	25.23	20.07%	107,395	0.83%	0.82%	0.09%	49%
Year Ended June 30, 2016	22.68	0.02		(1.65)	(1.63)	(0.01)	—	—	(g)	(0.01)	21.04	(7.17)%	98,325	0.79%	0.76%	0.09%	49%
HC Advisors Shares
Period Ended May 1, 2019(h)	$29.49	$0.08	(d)	$(0.97)	$(0.89)	$(0.10)	$(2.47)	$—		$(2.57)	$26.03	(1.62)%	$—	0.93%	0.66%	0.27%	79%
Year Ended June 30, 2018	25.21	0.10		4.28	4.38	(0.10)	—	—		(0.10)	29.49	17.40%	121	1.02%	0.76%	0.36%	62%
Year Ended June 30, 2017	21.02	0.02		4.20	4.22	(0.03)	—	—		(0.03)	25.21	20.09%	141	1.08%	0.82%	0.09%	49%
Year Ended June 30, 2016	22.66	0.01		(1.64)	(1.63)	(0.01)	—	—	(g)	(0.01)	21.02	(7.18)%	131	1.04%	0.76%	0.08%	49%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)

The amounts reported for a share outstanding throughout the period may not correlate to the aggregate amounts for the fiscal period due to the timing of sales and repurchases of Portfolio shares in relation to income earned and/or fluctuating fair value of the investments of the Portfolio.

(f)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.
(g)	Amounts round to less than $0.05 per share.
(h)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Commodity Returns Strategy Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$6.53	$(0.04	)(d)	$1.71	$1.67	$—	$—	$—	$8.20	25.57%	$13,581	1.78%	1.78%	(1.08)%	15%
Year Ended June 30, 2020(e)	9.09	0.23	(d)	(2.54)	(2.31)	(0.25)	—	(0.25)	6.53	(25.78)%	14,206	0.45%	0.45%	2.78%	2%
Year Ended June 30, 2019(e)	9.76	0.24	(d)	(0.61)	(0.37)	(0.30)	—	(0.30)	9.09	(3.73)%	159,469	0.36%	0.32%	2.62%	15%
Year Ended June 30, 2018(e)	8.48	0.23		1.34	1.57	(0.29)	—	(0.29)	9.76	18.61%	861,431	0.40%	0.35%	2.46%	29%
Year Ended June 30, 2017(e)	7.87	0.18		0.60	0.78	(0.17)	—	(0.17)	8.48	9.87%	764,818	0.42%	0.42%	1.99%	56%
Year Ended June 30, 2016(e)	8.80	0.14		(0.94)	(0.80)	(0.13)	—	(0.13)	7.87	(9.01)%	1,111,071	0.44%	0.44%	1.89%	130%
HC Advisors Shares
Period Ended May 13, 2019(e)(f)	$9.76	$0.23	(d)	$(1.09)	$(0.86)	$(0.22)	$—	$(0.22)	$8.68	(8.84)%	$—	0.62%	0.32%	2.48%	15%
Year Ended June 30, 2018(e)	8.48	0.20		1.37	1.57	(0.29)	—	(0.29)	9.76	18.61%	698	0.65%	0.35%	2.38%	29%
Year Ended June 30, 2017(e)	7.86	0.17		0.62	0.79	(0.17)	—	(0.17)	8.48	10.01%	1,068	0.67%	0.42%	1.99%	56%
Year Ended June 30, 2016(e)	8.80	0.14		(0.95)	(0.81)	(0.13)	—	(0.13)	7.86	(9.12)%	1,351	0.69%	0.44%	1.86%	130%
The ESG Growth Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$10.72	$0.07	(d)	$2.47	$2.54	$(0.08)	$(0.13)	$(0.21)	$13.05	23.80%	$162,323	0.35%	0.35%	1.11%	31%
Year Ended June 30, 2020	10.92	0.18	(d)	0.32	0.50	(0.19)	(0.51)	(0.70)	10.72	4.49%	132,452	0.36%	0.34%	1.66%	31%
Year Ended June 30, 2019	11.42	0.28	(d)	(0.10)	0.18	(0.30)	(0.38)	(0.68)	10.92	2.06%	148,978	0.34%	0.34%	2.52%	172%
Year Ended June 30, 2018	10.65	0.30		0.78	1.08	(0.31)	—	(0.31)	11.42	10.16%	166,523	0.29%	0.29%	2.69%	16%
Year Ended June 30, 2017	9.34	0.27		1.32	1.59	(0.28)	—	(0.28)	10.65	17.19%	148,643	0.35%	0.34%	2.70%	25%
Period Ended June 30, 2016(g)	10.00	0.24		(0.65)	(0.41)	(0.23)	(0.02)	(0.25)	9.34	(4.16)%	121,325	0.42%	0.42%	2.76%	36%
HC Advisors Shares
Period Ended June 14, 2019(h)	$11.41	$0.28	(d)	$(0.29)	$(0.01)	$(0.21)	$(0.38)	$(0.59)	$10.81	0.32%	$—	0.60%	0.35%	2.56%	172%
Year Ended June 30, 2018	10.64	0.30		0.78	1.08	(0.31)	—	(0.31)	11.41	10.17%	1	0.54%	0.29%	2.67%	16%
Year Ended June 30, 2017	9.34	0.27		1.31	1.58	(0.28)	—	(0.28)	10.64	17.08%	1	0.60%	0.34%	2.67%	25%
Period Ended June 30, 2016(g)	10.00	0.24		(0.65)	(0.41)	(0.23)	(0.02)	(0.25)	9.34	(4.16)%	1	0.67%	0.42%	2.76%	36%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	Statement has been consolidated.
(f)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.
(g)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(h)	HC Advisors Shares are still offered, but were fully redeemed on June 14, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Catholic SRI Growth Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$11.63	$0.11	(d)	$2.71	$2.82	$(0.10)	$—	$(0.10)	$14.35	24.34%	$77,247	0.32%	0.31%	1.37%	19%
Year Ended June 30, 2020	11.84	0.21	(d)	0.13	0.34	(0.20)	(0.35)	(0.55)	11.63	2.72%	53,083	0.42%	0.31%	1.80%	14%
Year Ended June 30, 2019	12.71	0.31	(d)	(0.14)	0.17	(0.31)	(0.73)	(1.04)	11.84	2.16%	51,401	0.41%	0.31%	2.60%	180%
Year Ended June 30, 2018	12.02	0.34		1.00	1.34	(0.34)	(0.31)	(0.65)	12.71	11.23%	29,413	0.37%	0.31%	2.65%	17%
Year Ended June 30, 2017	10.75	0.31		1.58	1.89	(0.35)	(0.27)	(0.62)	12.02	18.02%	27,992	0.57%	0.31%	2.85%	27%
Period Ended June 30, 2016(e)	10.00	0.19		0.74	0.93	(0.18)	—	(0.18)	10.75	8.81%	20,324	0.84%	0.31%	3.88%	26%
HC Advisors Shares
Period Ended June 14, 2019(f)	$12.72	$0.31	(d)	$(0.39)	$(0.08)	$(0.20)	$(0.73)	$(0.93)	$11.71	0.07%	$—	0.66%	0.31%	2.60%	180%
Year Ended June 30, 2018	12.03	0.35		0.99	1.34	(0.34)	(0.31)	(0.65)	12.72	11.22%	1	0.62%	0.31%	2.72%	17%
Year Ended June 30, 2017	10.76	0.32		1.57	1.89	(0.35)	(0.27)	(0.62)	12.03	18.00%	1	0.82%	0.31%	2.77%	27%
Period Ended June 30, 2016(e)	10.00	0.19		0.75	0.94	(0.18)	—	(0.18)	10.76	8.91%	1	1.09%	0.31%	3.88%	26%
The International Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$9.75	$0.10	(d)	$1.80	$1.90	$—	$—	$—	$11.65	19.54%	$669,324	0.26%	0.26%	1.94%	67%
Year Ended June 30, 2020	10.37	0.19	(d)	(0.58)	(0.39)	(0.23)	—	(0.23)	9.75	(3.82)%	605,097	0.41%	0.41%	1.88%	95%
Year Ended June 30, 2019	10.74	0.34	(d)	(0.32)	0.02	(0.39)	—	(0.39)	10.37	0.24%	911,059	0.47%	0.47%	3.28%	55%
Year Ended June 30, 2018	10.48	0.33		0.26	0.59	(0.33)	—	(0.33)	10.74	5.60%	1,213,191	0.44%	0.44%	2.88%	30%
Year Ended June 30, 2017	9.00	0.29		1.49	1.78	(0.30)	—	(0.30)	10.48	19.75%	1,234,134	0.43%	0.42%	2.74%	53%
Year Ended June 30, 2016	11.18	0.28		(1.40)	(1.12)	(0.27)	(0.79)	(1.06)	9.00	(10.15)%	1,165,041	0.38%	0.37%	2.75%	42%
HC Advisors Shares
Period Ended May 1, 2019(g)	$10.75	$0.20	(d)	$(0.17)	$0.03	$(0.03)	$(0.03)	$(0.03)	$10.75	0.31%	$—	0.72%	0.46%	1.95%	55%
Year Ended June 30, 2018	10.49	0.38		0.21	0.59	(0.33)	—	(0.33)	10.75	5.60%	1,661	0.69%	0.44%	2.77%	30%
Year Ended June 30, 2017	9.00	0.28		1.51	1.79	(0.30)	—	(0.30)	10.49	19.87%	2,222	0.68%	0.42%	2.79%	53%
Year Ended June 30, 2016	11.18	0.28		(1.40)	(1.12)	(0.27)	(0.79)	(1.06)	9.00	(10.16)%	1,986	0.63%	0.37%	2.64%	42%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.
(f)	HC Advisors Shares are still offered, but were fully redeemed on June 14, 2019.
(g)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.
(h)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Institutional International Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$8.85	$0.06	(d)	$1.90	$1.96	$(0.12)	$—	$(0.12)	$10.69	22.12%	$1,361,630	0.25%	0.25%	1.25%	60%
Year Ended June 30, 2020	9.70	0.18	(d)	(0.83)	(0.65)	(0.20)	— (e)	(0.20)	8.85	(6.83)%	1,340,256	0.44%	0.44%	1.96%	64%
Year Ended June 30, 2019	10.57	0.34	(d)	(0.40)	(0.06)	(0.42)	(0.39)	(0.81)	9.70	0.09%	1,886,176	0.42%	0.42%	3.46%	38%
Year Ended June 30, 2018	10.38	0.35		0.26	0.61	(0.40)	(0.02)	(0.42)	10.57	5.77%	2,332,353	0.40%	0.40%	3.11%	40%
Year Ended June 30, 2017	8.87	0.28		1.52	1.80	(0.29)	—	(0.29)	10.38	20.38%	2,452,608	0.40%	0.40%	2.83%	53%
Year Ended June 30, 2016	10.58	0.28		(1.28)	(1.00)	(0.27)	(0.44)	(0.71)	8.87	(9.54)%	2,586,742	0.36%	0.36%	3.00%	44%
HC Advisors Shares
Period Ended May 13, 2019(h)	$10.56	$0.22	(d)	$(0.69)	$(0.47)	$(0.15)	$(0.39)	$(0.54)	$9.55	(4.06)%	$—	0.67%	0.42%	2.14%	38%
Year Ended June 30, 2018	10.37	0.30		0.31	0.61	(0.40)	(0.02)	(0.42)	10.56	5.78%	1,868	0.65%	0.40%	2.78%	40%
Year Ended June 30, 2017	8.86	0.28		1.52	1.80	(0.29)	—	(0.29)	10.37	20.40%	3,979	0.65%	0.40%	2.84%	53%
Year Ended June 30, 2016	10.57	0.28		(1.28)	(1.00)	(0.27)	(0.44)	(0.71)	8.86	(9.56)%	3,554	0.61%	0.36%	2.98%	44%
The Emerging Markets Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$16.96	$0.12	(d)	$4.70	$4.82	$(0.22)	$—	$(0.22)	$21.56	28.44%	$985,098	0.51%	0.51%	1.28%	7%
Year Ended June 30, 2020	18.14	0.48	(d)	(1.05)	(0.57)	(0.61)	—	(0.61)	16.96	(3.44)%	941,171	0.51%	0.51%	2.77%	11%
Year Ended June 30, 2019	17.78	0.39	(d)	0.30	0.69	(0.33)	—	(0.33)	18.14	4.11%	1,466,128	0.58%	0.58%	2.24%	50%
Year Ended June 30, 2018	17.92	0.40	(d)	(0.13)	0.27	(0.41)	—	(0.41)	17.78	1.34%	1,631,863	0.67%	0.67%	2.09%	55%
Year Ended June 30, 2017	15.15	0.35		2.84	3.19	(0.42)	—	(0.42)	17.92	21.51%	1,775,379	0.59%	0.59%	2.04%	61%
Year Ended June 30, 2016	17.58	0.37		(2.44)	(2.07)	(0.36)	—	(0.36)	15.15	(11.66)%	1,833,571	0.57%	0.57%	2.82%	40%
HC Advisors Shares
Period Ended May 13, 2019(e)	$17.78	$0.38	(d)	$(0.58)	$(0.20)	$(0.33)	$—	$(0.33)	$17.25	(0.99)%	$—	0.84%	0.59%	2.19%	50%
Year Ended June 30, 2018	17.92	0.38	(d)	(0.11)	0.27	(0.41)	—	(0.41)	17.78	1.34%	1,451	0.92%	0.67%	1.97%	55%
Year Ended June 30, 2017	15.15	0.35		2.84	3.19	(0.42)	—	(0.42)	17.92	21.51%	2,633	0.84%	0.59%	2.04%	61%
Year Ended June 30, 2016	17.57	0.39		(2.45)	(2.06)	(0.36)	—	(0.36)	15.15	(11.61)%	2,349	0.82%	0.57%	2.69%	40%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.
(f)	Portfolio turnover does not include TBA security transactions.
(g)

The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

			Change in Net Assets Resulting From Operations:				Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period		Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period		Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Core Fixed Income Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$10.59		$0.09	(d)	$0.08	$0.17	$(0.11)	$(0.13)	$(0.24)	$10.52		1.57%	$69,518	0.33%	0.33%	1.77%	38	%(f)
Year Ended June 30, 2020	9.98		0.25	(d)	0.62	0.87	(0.26)	—	(0.26)	10.59		8.85%	66,278	0.32%	0.32%	2.42%	36	%(f)
Year Ended June 30, 2019	9.49		0.25	(d)	0.51	0.76	(0.27)	—	(0.27)	9.98		8.12%	68,267	0.35%	0.35%	2.63%	34	%(f)
Year Ended June 30, 2018	9.80		0.22		(0.30)	(0.08)	(0.23)	—	(0.23)	9.49		(0.85)%	65,387	0.33%	0.33%	2.26%	44	%(f)
Year Ended June 30, 2017	10.01		0.19		(0.18)	0.01	(0.22)	—	(0.22)	9.80		0.07%	85,653	0.33%	0.33%	1.97%	46	%(f)
Year Ended June 30, 2016	9.78		0.21		0.35	0.56	(0.24)	(0.09)	(0.33)	10.01		5.87%	86,767	0.27%	0.27%	2.11%	58	%(f)
HC Advisors Shares
Period Ended May 13, 2019(e)	$9.49		$0.25	(d)	$0.23	$0.48	$(0.22)	$—	$(0.22)	$9.75		5.14%	$—	0.60%	0.35%	2.63%	34	%(f)
Year Ended June 30, 2018	9.79		0.23		(0.30)	(0.07)	(0.23)	—	(0.23)	9.49		(0.75)%	1,362	0.58%	0.33%	2.25%	44	%(f)
Year Ended June 30, 2017	10.01		0.20		(0.20)	—	(0.22)	—	(0.22)	9.79		(0.03)%	2,942	0.58%	0.33%	1.97%	46	%(f)
Year Ended June 30, 2016	9.77		0.21		0.36	0.57	(0.24)	(0.09)	(0.33)	10.01		5.98%	2,625	0.52%	0.27%	2.11%	58	%(f)
The Corporate Opportunities Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$7.14		$0.01	(d)	$0.57	$0.58	$—	$—	$—	$7.72		8.12%	$370,449	0.20%	0.20%	0.15%	256%
Year Ended June 30, 2020	7.01	(g)	0.20	(d)	0.16	0.36	(0.23)	—	(0.23)	7.14		5.23%	436,857	0.32%	0.32%	2.81%	40%
Year Ended June 30, 2019	6.85		0.40	(d)	0.17	0.57	(0.41)	—	(0.41)	7.01	(g)	8.62%	597,848	0.47%	0.47%	5.81%	52%
Year Ended June 30, 2018	6.95		0.38		(0.10)	0.28	(0.38)	—	(0.38)	6.85		4.06%	673,271	0.44%	0.44%	5.46%	38%
Year Ended June 30, 2017	6.62		0.39		0.33	0.72	(0.39)	—	(0.39)	6.95		11.07%	673,681	0.43%	0.43%	5.53%	41%
Year Ended June 30, 2016	7.08		0.37		(0.43)	(0.06)	(0.38)	(0.02)	(0.40)	6.62		(0.61)%	784,435	0.39%	0.39%	5.57%	67	%(f)
HC Advisors Shares
Period Ended May 13, 2019(e)	$6.85		$0.39	(d)	$0.05	$0.44	$(0.30)	$—	$(0.30)	$6.99		6.61%	$—	0.72%	0.47%	5.74%	52%
Year Ended June 30, 2018	6.95		0.42		(0.14)	0.28	(0.38)	—	(0.38)	6.85		4.06%	362	0.69%	0.44%	5.43%	38%
Year Ended June 30, 2017	6.62		0.38		0.34	0.72	(0.39)	—	(0.39)	6.95		11.08%	789	0.68%	0.43%	5.54%	41%
Year Ended June 30, 2016	7.08		0.38		(0.44)	(0.06)	(0.38)	(0.02)	(0.40)	6.62		(0.60)%	1,012	0.64%	0.39%	5.58%	67	%(f)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.
(f)	Portfolio turnover does not include TBA security transactions.
(g)

The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$10.83	$0.08	(d)	$(0.16)	$(0.08)	$(0.08)	$(0.34)	$(0.42)	$10.33	(0.72)%	$298,410	0.22%	0.22%	1.45%	70%
Year Ended June 30, 2020	10.03	0.21	(d)	0.80	1.01	(0.21)	—	(0.21)	10.83	10.21%	305,689	0.19%	0.19%	1.99%	58%
Year Ended June 30, 2019	9.59	0.21		0.44	0.65	(0.21)	—	(0.21)	10.03	6.87%	305,531	0.20%	0.20%	2.22%	31%
Year Ended June 30, 2018	9.84	0.17		(0.25)	(0.08)	(0.17)	—	(0.17)	9.59	(0.79)%	233,377	0.19%	0.19%	1.81%	33%
Year Ended June 30, 2017	10.30	0.15		(0.36)	(0.21)	(0.15)	(0.10)	(0.25)	9.84	(2.03)%	215,595	0.19%	0.19%	1.47%	47%
Year Ended June 30, 2016	10.02	0.14		0.38	0.52	(0.14)	(0.10)	(0.24)	10.30	5.26%	241,795	0.17%	0.17%	1.38%	50%
The Inflation Protected Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$10.81	$0.15	(d)	$0.29	$0.44	$(0.14)	$(0.02)	$(0.16)	$11.09	4.10%	$392,019	0.18%	0.18%	2.75%	22%
Year Ended June 30, 2020	10.19	0.07	(d)	0.71	0.78	(0.16)	—	(0.16)	10.81	7.77%	393,885	0.17%	0.17%	0.71%	20%
Year Ended June 30, 2019	9.98	0.23	(d)	0.22	0.45	(0.24)	—	(0.24)	10.19	4.59%	357,229	0.17%	0.17%	2.29%	20%
Year Ended June 30, 2018	10.03	0.26		(0.08)	0.18	(0.23)	—	(0.23)	9.98	1.83%	401,456	0.16%	0.16%	2.66%	21%
Year Ended June 30, 2017	10.40	0.27		(0.35)	(0.08)	(0.29)	—	(0.29)	10.03	(0.81)%	361,996	0.15%	0.15%	2.31%	22%
Year Ended June 30, 2016	10.02	0.11		0.29	0.40	(0.02)	—	(0.02)	10.40	3.99%	493,152	0.15%	0.15%	1.11%	21%
HC Advisors Shares
Period Ended June 14, 2019(e)	$9.98	$0.21	(d)	$0.12	$0.33	$(0.18)	$—	$(0.18)	$10.13	3.42%	$—	0.42%	0.17%	2.14%	20%
Year Ended June 30, 2018	10.02	0.27		(0.08)	0.19	(0.23)	—	(0.23)	9.98	1.93%	1	0.41%	0.16%	2.70%	21%
Year Ended June 30, 2017	10.39	0.23		(0.31)	(0.08)	(0.29)	—	(0.29)	10.02	(0.81)%	1	0.40%	0.15%	2.28%	22%
Year Ended June 30, 2016	10.01	0.11		0.29	0.40	(0.02)	—	(0.02)	10.39	4.00%	1	0.40%	0.15%	1.09%	21%
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$10.92	$0.16	(d)	$0.29	$0.45	$(0.17)	$(0.30)	$(0.47)	$10.90	4.16%	$322,954	0.22%	0.22%	2.84%	41%
Year Ended June 30, 2020	10.29	0.32	(d)	0.70	1.02	(0.32)	(0.07)	(0.39)	10.92	10.10%	347,653	0.21%	0.21%	3.04%	43%
Year Ended June 30, 2019	9.59	0.34	(d)	0.70	1.04	(0.34)	—	(0.34)	10.29	11.07%	312,255	0.21%	0.21%	3.47%	25%
Year Ended June 30, 2018	10.03	0.29		(0.41)	(0.12)	(0.29)	(0.03)	(0.32)	9.59	(1.21)%	286,956	0.20%	0.20%	3.00%	45%
Year Ended June 30, 2017	10.16	0.26		(0.10)	0.16	(0.26)	(0.03)	(0.29)	10.03	1.62%	254,908	0.19%	0.19%	2.59%	40%
Year Ended June 30, 2016	9.88	0.27		0.48	0.75	(0.27)	(0.20)	(0.47)	10.16	7.92%	289,331	0.19%	0.19%	2.84%	64%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on June 14, 2019.
(f)	Portfolio turnover does not include TBA security transactions.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments		Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$9.80	$0.05	(d)	$(0.02)	$0.03	$(0.10)	$—		$(0.10)	$9.73	0.36%	$236,552	0.22%	0.22%	0.99%	40	%(f)
Year Ended June 30, 2020	9.57	0.20	(d)	0.28	0.48	(0.25)	—		(0.25)	9.80	5.12%	249,509	0.22%	0.22%	2.04%	32	%(f)
Year Ended June 30, 2019	9.32	0.24	(d)	0.28	0.52	(0.27)	—		(0.27)	9.57	5.70%	216,403	0.24%	0.24%	2.60%	15	%(f)
Year Ended June 30, 2018	9.59	0.21		(0.23)	(0.02)	(0.25)	—		(0.25)	9.32	(0.20)%	205,138	0.23%	0.23%	2.24%	17	%(f)
Year Ended June 30, 2017	9.88	0.18		(0.22)	(0.04)	(0.25)	—		(0.25)	9.59	(0.38)%	183,834	0.22%	0.22%	1.86%	18	%(f)
Year Ended June 30, 2016	9.81	0.21		0.14	0.35	(0.28)	—		(0.28)	9.88	3.67%	208,969	0.19%	0.19%	2.12%	15	%(f)
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$10.05	$0.05	(d)	$0.00	$0.05	$(0.05)	$—		$(0.05)	$10.05	0.51%	$150,218	0.27%	0.27%	0.95%	19%
Year Ended June 30, 2020	9.93	0.14	(d)	0.12	0.26	(0.14)	—		(0.14)	10.05	2.68%	135,065	0.28%	0.28%	1.44%	21%
Year Ended June 30, 2019	9.80	0.15	(d)	0.13	0.28	(0.15)	—		(0.15)	9.93	2.88%	106,274	0.28%	0.28%	1.56%	15%
Year Ended June 30, 2018	9.87	0.11		(0.08)	0.03	(0.10)	—		(0.10)	9.80	0.34%	79,612	0.33%	0.33%	1.23%	19%
Year Ended June 30, 2017	9.96	0.10		(0.09)	0.01	(0.10)	—		(0.10)	9.87	0.12%	17,788	0.35%	0.35%	1.05%	25%
Year Ended June 30, 2016	9.94	0.12		0.02	0.14	(0.12)	—	(e)	(0.12)	9.96	1.37%	18,665	0.31%	0.31%	1.13%	38%
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$10.32	$0.09	(d)	$0.13	$0.22	$(0.10)	$—		$(0.10)	$10.44	2.15%	$404,169	0.30%	0.30%	1.64%	19%
Year Ended June 30, 2020	10.21	0.20	(d)	0.12	0.32	(0.20)	(0.01)		(0.21)	10.32	3.21%	391,308	0.31%	0.31%	1.92%	36%
Year Ended June 30, 2019	9.90	0.22	(d)	0.31	0.53	(0.22)	—		(0.22)	10.21	5.45%	393,097	0.32%	0.32%	2.21%	27%
Year Ended June 30, 2018	10.08	0.19		(0.18)	0.01	(0.19)	—		(0.19)	9.90	0.13%	383,200	0.29%	0.29%	1.94%	26%
Year Ended June 30, 2017	10.25	0.20		(0.17)	0.03	(0.20)	—		(0.20)	10.08	0.28%	385,133	0.28%	0.28%	1.94%	20%
Year Ended June 30, 2016	10.06	0.21		0.19	0.40	(0.21)	—		(0.21)	10.25	4.05%	406,302	0.26%	0.26%	2.08%	30%
HC Advisors Shares
Period Ended May 1, 2019(f)	$9.90	$0.22	(d)	$0.32	$0.54	$(0.19)	$—		$(0.19)	$10.25	5.48%	$—	0.57%	0.31%	2.20%	27%
Year Ended June 30, 2018	10.08	0.20		(0.19)	0.01	(0.19)	—		(0.19)	9.90	0.14%	1,008	0.54%	0.29%	1.94%	26%
Year Ended June 30, 2017	10.25	0.20		(0.17)	0.03	(0.20)	—		(0.20)	10.08	0.28%	1,437	0.53%	0.28%	1.94%	20%
Year Ended June 30, 2016	10.06	0.21		0.19	0.40	(0.21)	—		(0.21)	10.25	4.05%	1,400	0.51%	0.26%	2.08%	30%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Amounts round to less than $0.05 per share.
(e)	Amount rounds to less than $0.005 per share.
(f)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (concluded)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Six Months ended December 31, 2020 (Unaudited)	$10.54	$0.09	(d)	$0.04	$0.13	$(0.09)	$(0.01)	$(0.10)	$10.57	1.26%	$84,012	0.29%	0.29%	1.60%	13%
Year Ended June 30, 2020	10.38	0.20	(d)	0.18	0.38	(0.21)	(0.01)	(0.22)	10.54	3.69%	79,986	0.30%	0.30%	1.95%	8%
Year Ended June 30, 2019	10.09	0.22	(d)	0.30	0.52	(0.22)	(0.01)	(0.23)	10.38	5.26%	78,705	0.31%	0.31%	2.16%	17%
Year Ended June 30, 2018	10.30	0.22		(0.21)	0.01	(0.22)	— (e)	(0.22)	10.09	0.07%	77,455	0.27%	0.27%	2.14%	22%
Year Ended June 30, 2017	10.58	0.22		(0.27)	(0.05)	(0.22)	(0.01)	(0.23)	10.30	(0.41)%	74,163	0.27%	0.27%	2.13%	15%
Year Ended June 30, 2016	10.31	0.21		0.27	0.48	(0.21)	— (e)	(0.21)	10.58	4.77%	75,147	0.25%	0.25%	2.03%	11%
HC Advisors Shares
Period Ended May 1, 2019(f)	$10.09	$0.22	(d)	$0.05	$0.27	$(0.18)	$(0.01)	$(0.19)	$10.17	2.78%	$—	0.56%	0.30%	2.18%	17%
Year Ended June 30, 2018	10.30	0.22		(0.21)	0.01	(0.22)	— (e)	(0.22)	10.09	0.07%	260	0.52%	0.27%	2.13%	22%
Year Ended June 30, 2017	10.59	0.22		(0.28)	(0.06)	(0.22)	(0.01)	(0.23)	10.30	(0.50)%	372	0.52%	0.27%	2.13%	15%
Year Ended June 30, 2016	10.31	0.21		0.28	0.49	(0.21)	— (e)	(0.21)	10.59	4.87%	408	0.50%	0.25%	2.02%	11%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Amounts round to less than $0.05 per share.
(e)	Amount rounds to less than $0.005 per share.
(f)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Notes to Financial Statements — December 31, 2020 (Unaudited)

1.     DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2020, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional U.S. Equity Portfolio (“Institutional U.S. Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Corporate Opportunities Portfolio (“Corporate Opportunities Portfolio”) (formerly, The Fixed Income Opportunity Portfolio), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of December 31, 2020, the HC Advisors Shares were not active for any of the Portfolios. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

As of December 31, 2020, all Portfolios in the Trust are diversified Portfolios under the 1940 Act.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.     SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.     Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.     Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfer in and out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock, Exchange-Traded Funds and Closed-End Funds): Readily marketable portfolio securities listed on a securities exchange, including Nasdaq, are valued at the closing price on the exchange or at the Nasdaq Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Loan Participations and Assignments: Loan participations and assignments for which a secondary trading market exists are valued using prices or quotations provided by banks, dealers or pricing services and are typically categorized as Level 2 in the fair value hierarchy. To the extent a secondary trading market does not exist, loan participations and assignments are valued in accordance with procedures adopted by the Board, taking into consideration, among other factors: (i) the creditworthiness

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available prices in the market for similar loans; and (iv) currently available prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Derivative Instruments (Futures, Options, Swaptions, Swaps and Forward Currency Contracts): Swaps and swaptions are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2020 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$613,655	$—	$—	$613,655
Contingent Right	—	—	—	—
Investment Companies	7,957	—	—	7,957
Purchased Options on Futures	126	—	—	126
Total Investment Securities	$621,738	$—	$—	$621,738
Other Financial Instruments[1]
Futures	$140	$—	$—	$140
Written Options on Futures	(177)	—	—	(177)
Total Investments	$621,701	$—	$—	$621,701

Growth Portfolio
Common Stocks	$810,288	$—	$—	$810,288
Investment Companies	32,004	—	—	32,004
Purchased Options on Futures	168	—	—	168
Total Investment Securities	$842,460	$—	$—	$842,460
Other Financial Instruments[1]
Futures	$1,171	$—	$—	$1,171
Written Options on Futures	(244)	—	—	(244)
Total Investments	$843,387	$—	$—	$843,387

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs		Total
Institutional U.S. Portfolio
Common Stocks	$2,315,959	$—	$—		$2,315,959
Contingent Right	—	—	—	[2]	—
U.S. Treasury Obligation	—	318	—		318
Exchange-Traded Funds	8,869	—	—		8,869
Investment Companies	292,150	—	—		292,150
Purchased Options on Futures	605	—	—		605
Total Investment Securities	$2,617,583	$318	$—		$2,617,901
Other Financial Instruments[1]
Futures	$8,996	$—	$—		$8,996
Written Options on Futures	(874)	—	—		(874)
Total Investments	$2,625,705	$318	$—		$2,626,023

Small Cap-Mid Cap Portfolio
Common Stocks	$78,368	$5	$—		$78,373
Contingent Rights	146	—	—	[2]	146
Investment Companies	7,241	—	—		7,241
Total Investment Securities	$85,755	$5	$—		$85,760
Other Financial Instruments[1]
Futures	$235	$—	$—		$235
Total Investments	$85,990	$5	$—		$85,995

Commodity Portfolio
Exchange-Traded Fund	$4,624	$—	$—		$4,624
Investment Company	8,147	—	—		8,147
Total Investment Securities	$12,771	$—	$—		$12,771
Other Financial Instruments[1]
Futures	$194	$—	$—		$194
Total Investments	$12,965	$—	$—		$12,965

ESG Growth Portfolio
Common Stocks	$153,318	$—	$—	[2]	$153,318
Preferred Stocks	105	—	—		105
Right	1	—	—		1
Investment Companies	7,780	—	—		7,780
Total Investment Securities	$161,204	$—	$—		$161,204
Other Financial Instruments[1]
Futures	$152	$—	$—		$152
Total Investments	$161,356	$—	$—		$161,356

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs		Total
Catholic SRI Growth Portfolio
Common Stocks	$76,861	$—	$—	[2]	$76,861
Preferred Stocks	146	—	—		146
Right	1	—	—		1
Investment Companies	2,217	—	—		2,217
Total Investment Securities	$79,225	$—	$—		$79,225

International Portfolio
Common Stocks	$651,655	$6	$—	[2]	$651,661
Preferred Stocks	3,296	—	—		3,296
Right	15	—	—		15
Investment Companies	8,974	—	—		8,974
Purchased Options on Futures	141	—	—		141
Total Investment Securities	$664,081	$6	$—		$664,087
Other Financial Instruments[1]
Futures	$138	$—	$—		$138
Written Options on Futures	(189)	—	—		(189)
Total Investments	$664,030	$6	$—		$664,036

Institutional International Portfolio
Common Stocks	$846,572	$—	$—	[2]	$846,572
Preferred Stocks	4,717	—	—		4,717
Right	27	—	—		27
U. S. Treasury Obligation	—	981	—		981
Investment Companies	472,800	—	—		472,800
Purchased Options on Futures	282	—	—		282
Total Investment Securities	$1,324,398	$981	$—		$1,325,379
Other Financial Instruments[1]
Futures	$6,816	$—	$—		6,816
Written Options on Futures	(393)	—	—		(393)
Total Investments	$1,330,821	$981	$—		$1,331,802

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs		Total
Emerging Markets Portfolio
Common Stocks	$804,566	$8,720	$—	[2]	$813,286
Preferred Stocks	9,141	—	—		9,141
Right	45	—	—		45
U.S. Treasury Obligation	—	774	—		774
Investment Companies	86,426	—	—		86,426
Purchased Options on Futures	218	—	—		218
Total Investment Securities	$900,396	$9,494	$—		$909,890
Other Financial Instruments[1]
Futures	$2,642	$—	$—		2,642
Written Options on Futures	(293)	—	—		(293)
Total Return Swaps	—	1,381	—		1,381
Total Investments	$902,745	$10,875	$—		$913,620

Core Fixed Income Portfolio
Asset Backed Securities	$—	$203	$—		$203
Collateralized Mortgage Obligations	—	1,202	—		1,202
U.S. Government Agency Mortgages	—	13,538	—		13,538
U.S. Government Agency Securities	—	892	—		892
Corporate Bonds	—	24,651	—		24,651
U.S. Treasury Obligations	—	20,222	—		20,222
Yankee Dollars	—	3,506	—		3,506
Investment Companies	7,494	—	—		7,494
Total Investment Securities	$7,494	$64,214	$—		$71,708
Other Financial Instruments
TBA Sale Commitments	$—	$(106)	$—		$(106)
Total Investments	$7,494	$64,108	$—		$71,602

Corporate Opportunities Portfolio
Loan Participations and Assignments	$—	$—	$17,650		$17,650
Common Stock	—	—	—	[2]	—
Investment Companies	343,016	—	—		343,016
Total Investment Securities	$343,016	$—	$17,650		$360,666
Other Financial Instruments[1]
Futures	$3,709	$—	$—		$3,709
Total Investments	$346,725	$—	$17,650		$364,375

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$12,088	$—	$12,088
U.S. Treasury Obligations	—	275,876	—	275,876
Yankee Dollar	—	131	—	131
Investment Company	8,588	—	—	8,588
Total Investment Securities	$8,588	$288,095	$—	$296,683

Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$363,462	$—	$363,462
Investment Company	28,643	—	—	28,643
Total Investment Securities	$28,643	$363,462	$—	$392,105

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$272,072	$—	$272,072
Yankee Dollars	—	41,875	—	41,875
Loan Participation and Assignments	—	—	11,767	11,767
Investment Companies	3,611	—	—	3,611
Total Investment Securities	$3,611	$313,947	$11,767	$329,325

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,050	$—	$2,050
Collateralized Mortgage Obligations	—	16,863	—	16,863
U.S. Government Agency Mortgages	—	197,642	—	197,642
Investment Company	57,606	—	—	57,606
Total Investment Securities	$57,606	$216,555	$—	$274,161
Other Financial Instruments[1]
TBA Sale Commitments	$—	$(2,088)	$—	$(2,088)
Total Investments	$57,606	$214,467	$—	$272,073

Short-Term Municipal Portfolio
Municipal Bonds	$—	$146,815	$—	$146,815
Investment Company	1,336	—	—	1,336
Total Investment Securities	$1,336	$146,815	$—	$148,151

Intermediate Municipal Portfolio
Municipal Bonds	$—	$391,147	$—	$391,147
Investment Company	8,813	—	—	8,813
Total Investment Securities	$8,813	$391,147	$—	$399,960

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Intermediate Municipal II Portfolio
Municipal Bonds	$—	$73,869	$—	$73,869
U.S. Treasury Obligation	—	1,932	—	1,932
Investment Company	9,414	—	—	9,414
Total Investment Securities	$9,414	$75,801	$—	$85,215

Amounts designated as “—” are $0 or have been rounded to $0.

[1]

Other Financial Instruments are TBA sale commitments or derivative instruments not reflected in the total investments, such as futures, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

[2]

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of December 31, 2020 Level 3 investments were 0.00% of net assets and are not considered significant.

A reconciliation of Level 3 financial instruments is presented when a Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value (amounts in thousands):

Portfolio	Asset Group	Balance as of June 30, 2020	Realized Gain/ (Loss)	Change in Unrealized Appreciation / (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of December 31, 2020
Corporate Opportunities Portfolio	Loan Participations and Assignments	$—	$—	$—	$25,495	$(7,845)	$—	$—	$17,650
U.S. Corporate Fixed Income Portfolio	Loan Participations and Assignments	—	—	—	16,997	(5,230)	—	—	11,767

The Portfolios’ financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

C.     Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

D.    Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.

E.     Allocations. Expenses directly attributable to a Portfolio are charged to that Portfolio. Class-specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class-specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F.     Dividends and Capital Gain Distributions to Shareholders. The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, Inflation Protected Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio, and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, Commodity Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio and Corporate Opportunities Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis. The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G.    Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

H. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I.    Commission Recapture. Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

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Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

For the period ended December 31, 2020, the following commissions were recaptured:

Portfolio	Commissions Recaptured (000)
Growth Portfolio	$1
Institutional U.S. Portfolio	3
Small Cap-Mid Cap Portfolio	1
Institutional International Portfolio	4

J.     Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)	value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)	purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K.     Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2020 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased options	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$140	$126	$—
Growth Portfolio	1,171	168	—
Institutional U.S. Portfolio	8,996	605	—
Small Cap-Mid Cap Portfolio	235	—	—
Commodity Portfolio	194	—	—
ESG Growth Portfolio	152	—	—
International Portfolio	138	141	—
Institutional International Portfolio	6,816	282	—
Emerging Markets Portfolio	2,642	218	3,134
Corporate Opportunities Portfolio	3,310	—	—

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Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased options	Swap agreements, at value*
Interest Rate Risk Exposure:
Corporate Opportunities Portfolio	$399	$—	$—

	Liabilities
Portfolio	Unrealized depreciation on futures contracts*	Written options, at fair value	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$—	$177	$—
Growth Portfolio	—	244	—
Institutional U.S. Portfolio	—	874	—
International Portfolio	—	189	—
Institutional International Portfolio	—	393	—
Emerging Markets Portfolio	—	294	1,753

Amounts designated as “—” are $0 or have been rounded to $0.

*	Total fair value is presented by Primary Risk Exposure. For futures contracts, the amounts represent their cumulative appreciation/depreciation, which includes movements of variation margin.

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2020 (amounts in thousands):

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Value Portfolio	$(3,644)	$2,726	$(1,662)	$—
Growth Portfolio	(3,722)	3,695	(2,248)	—
Institutional U.S Portfolio	28,347	14,517	(9,005)	—
Small Cap-Mid Cap Portfolio	2,910	—	—	—
Commodity Portfolio	2,116	—	—	—
ESG Growth Portfolio	1,599	—	—	—
International Portfolio	1,790	2,112	(1,399)	—
Institutional International Portfolio	79,402	4,830	(3,259)	—
Emerging Markets Portfolio	23,924	3,295	(2,182)	2,140
Corporate Opportunities Portfolio	32,549	—	—	—

Interest Rate Risk Exposure:
Corporate Opportunities Portfolio	236	—	—	—

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Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased options	Change in unrealized appreciation/ (depreciation) on swaps
Equity Risk Exposure:
Value Portfolio	$471	$(199)	$124	$—
Growth Portfolio	1,716	(263)	151	—
Institutional U.S. Portfolio	8,850	(1,479)	844	—
Small Cap-Mid Cap Portfolio	(215)	—	—	—
Commodity Portfolio	(201)	—	—	—
ESG Growth Portfolio	(47)	—	—	—
International Portfolio	(563)	(127)	(2)	—
Institutional International Portfolio	(3,827)	(418)	100	—
Emerging Markets Portfolio	1,326	(178)	(15)	1,381
Corporate Opportunities Portfolio	(1,575)	—	—	—

Interest Rate Risk Exposure:
Corporate Opportunities Portfolio	(220)	—	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The Trust may be subject to master netting agreements (“MNA”) that allow for amounts owed between a Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to transact net amounts with counterparties at December 31, 2020.

As of December 31, 2020, each Portfolio’s derivative assets and liabilities by type are as follows (amounts in thousands):

	Value Portfolio		Growth Portfolio		Institutional U.S. Portfolio		Small Cap-Mid Cap Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$140	$—	$1,171	$—	$8,996	$—	$235	$—
Options on futures contracts*	126	177	168	244	605	874	—	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	266	177	1,339	244	9,601	874	235	—
Derivatives not subject to a MNA or similar agreement	(266)	(177)	(1,339)	(244)	(9,601)	(874)	(235)	—
Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

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Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

	Commodity Portfolio		ESG Growth Portfolio		International Portfolio		Institutional International Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$194	$—	$152	$—	$138	$—	$6,816	$—
Options on futures contracts*	—	—	—	—	141	189	282	393
Total derivative assets and liabilities in the Statements of Assets and Liabilities	194	—	152	—	279	189	7,098	393
Derivatives not subject to a MNA or similar agreement	(194)	—	(152)	—	(279)	(189)	(7,098)	(393)
Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

	Emerging Markets Portfolio		Corporate Opportunities Portfolio
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$2,642	$—	$3,709	$—
Options on futures contracts*	218	294	—	—
Swap agreements	3,134	1,753	—	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	5,994	2,047	3,709	—
Derivatives not subject to a MNA or similar agreement	(2,860)	(294)	(3,709)	—
Total assets and liabilities subject to a MNA	$3,134	$1,753	$—	$—

*	Includes options contracts purchased at value as reported in the Statements of Assets and Liabilities.

The following table represents the Emerging Markets Portfolio’s derivative assets by counterparty, net of amounts available for offset under an MNA and net of the related collateral received by the Portfolio as of December 31, 2020 (amounts in thousands).

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
Emerging Markets Portfolio
Morgan Stanley	$3,134	$(1,753)	$—	$—	$1,381
Total	$3,134	$(1,753)	$—	$—	$1,381

The following table represents the Emerging Markets Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a MNA and net of the related collateral pledged by the Portfolio as of December 31, 2020.

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Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities
Emerging Markets Portfolio
Morgan Stanley	$1,753	$(1,753)	$—	$—	$—
Total	$1,753	$(1,753)	$—	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The actual collateral pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio is subject to credit risk, which is the risk that the counterparty is unable to meet the terms of a forward contract, and market risk, which is the risk that the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2020 are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at December 31, 2020, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and Liabilities. The Portfolios did not invest in forward currency contracts during the period ended December 31, 2020.

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) in order to reduce such risks, as part of their investment strategies or to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at December 31, 2020 and the month-end average notional amount for the six months ended December 31, 2020 are detailed in the table below:

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Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

	Outstanding Notional Amount (000)		Monthly Average Notional Amount (000)
Futures Contracts:	Long	Short	Long		Short
Value Portfolio	$7,102	$—	$7,102	(a)	$16,973	(b)
Growth Portfolio	33,503	—	19,473	(c)	24,856	(d)
Institutional U.S. Portfolio	363,558	—	247,187		64,627	(e)
Small Cap-Mid Cap Portfolio	7,208	—	8,252		—
Commodity Portfolio	8,247	—	10,428		—
ESG Growth Portfolio	7,695	—	7,852		—
International Portfolio	7,458	—	5,426		624	(f)
Institutional International Portfolio	378,750	—	363,742		—
Emerging Markets Portfolio	96,164	—	92,298		—
Corporate Opportunities Portfolio	351,018	—	374,869		—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	For the period December 1, 2020 through December 31, 2020.
(b)	For the period July 1, 2020 through November 30, 2020.
(c)	For the period November 1, 2020 through December 31, 2020.
(d)	For the period July 1, 2020 through October 31, 2020.
(e)	For the period July 1, 2020 through July 31, 2020.
(f)	For the period October 1, 2020 through October 31, 2020.

Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Written Options Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, to receive premiums and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The notional value of purchased and written options outstanding at December 31, 2020 and the month-end average notional amount for the period ending December 31, 2020 are detailed in the table below:

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Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Purchased Option Contracts:	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Value Portfolio	$9,888	$16,181
Growth Portfolio	13,405	21,895
Institutional U.S. Portfolio	47,333	84,017
International Portfolio	9,774	12,676
Institutional International Portfolio	19,717	27,877
Emerging Markets Portfolio	14,935	19,619

Written Option Contracts:	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Value Portfolio	$35,622	$46,024
Growth Portfolio	49,731	62,388
Institutional U.S. Portfolio	176,064	234,697
International Portfolio	32,011	34,636
Institutional International Portfolio	66,436	75,539
Emerging Markets Portfolio	49,735	54,211

Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation or depreciation on swap agreements on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the Statement of Assets and Liabilities.

Total Return Swaps: Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Credit Default Swaps: Certain of the Portfolios may invest in credit default swaps for hedging purposes or for market exposure. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Portfolio is the seller of protection are disclosed in the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The unrealized gain or loss at December 31, 2020 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at December 31, 2020 and the month-end average notional amount for the period ended December 31, 2020 are detailed in the tables below (amounts in thousands):

Total Return Swap Agreements:	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)(a)
Emerging Markets Portfolio	$67,727	$66,850

(a)	For the period August 1, 2020 through December 31, 2020.

L.    Inflation Indexed Bonds. Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond resulting from inflation or deflation, respectively, as measured by the change in the Consumer Price Index, will be included as interest income or loss on the Statements of Operations, even though investors do not receive their principal until maturity. During the period ended December 31, 2020, the Inflation Protected Portfolio recognized income due to the increase in the Consumer Price Index.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest payments on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only changes in real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments are generally indexed to the inflation rates prevailing in those countries.

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Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time, in which case, the principal and income of an inflation-protected bond will decline and may result in losses.

M.    Loan Participations and Assignments. Certain of the Portfolios may purchase participations in commercial loans. Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. A Portfolio will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a loan participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire loan participations only if the lender interpositioned between the Portfolio and the borrower is determined by the applicable Specialist Manager to be creditworthy. When a Portfolio purchases assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. Any such fees earned are recorded as a component of interest income on the Statements of Operations.

N.    Securities Lending. Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at December 31, 2020 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as “Payable for collateral received on loaned securities.” Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Portfolios as an investment, at value on the Statements of Assets and Liabilities. The Portfolios may receive non-cash collateral in the form of securities such as U.S. treasuries, which the Portfolios may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at December 31, 2020 (amounts in thousands):

Portfolio	Value of Securities on Loan	Value of Collateral Received*	Net Amount
Value Portfolio	$376	$376	$—
Growth Portfolio	452	452	—
Institutional U.S. Portfolio	721	721	—
Small Cap-Mid Cap Portfolio	436	436	—
Catholic SRI Growth Portfolio	200	120	80
Institutional International Portfolio	8,446	2,595	5,851
Emerging Markets Portfolio	708	456	252
U.S. Corporate Fixed Income Portfolio	6	6	—

*

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments and excludes any non-cash collateral received. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.

Securities lending transactions as of December 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Collateral Held
Portfolio	Overnight and Continuous - Investment Companies		Total*
Value Portfolio	$384		$384
Growth Portfolio	466		466
Institutional U.S. Portfolio	752		752
Small Cap-Mid Cap Portfolio	452		452
Catholic SRI Growth Portfolio	120		120
Institutional International Portfolio	2,595		2,595
Emerging Markets Portfolio	456		456
Corporate Opportunities Portfolio	1,177	**	1,177
U.S. Corporate Fixed Income Portfolio	6		6

*

Excludes non-cash collateral received with a value of (amounts in thousands) $91, $6,632 and $285 for the Catholic SRI Growth Portfolio, Institutional International Portfolio, and Emerging Markets Portfolio, respectively.

**	Represents collateral received from prior securities lending activity.

O. Basis for Consolidation for the Commodity Portfolio. The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and acted as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated. The Commodity Portfolio may not invest more than 25% of the value of its assets in the Funds.

The Commodity Portfolio had no investment in the Funds as of December 31, 2020.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

P. Recent Accounting Pronouncements. In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020 – 04”), “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, ASU 2020 – 04 provides the Portfolios with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g. LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications, such as those within the scope of Topic 310 on receivables, to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Portfolios will consider this optional guidance prospectively, if applicable.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the period ended December 31, 2020, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.075	%(a)(c)
Echo Street Capital Management, LLC	—	0.55	%(b)(c)
Frontier Capital Management Company, LLC	—	0.45	%(c)(d)
Mellon Investments Corporation (Index Strategy)	—	0.04	%(c)(e)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(c)(e)
Mellon Investments Corporation (U.S. Multi-Factor Strategy)	—	0.08	%(c)(e)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	7	0.16	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	4	0.18	%(g)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	230	0.08	%(h)
Total	$241	0.08%

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management	$—	0.075	%(a)(c)
Echo Street Capital Management LLC	—	0.55	%(b)(c)
Jennison Associates, LLC	277	0.29	%(i)
Mellon Investments Corporation (Index Strategy)	—	0.04	%(c)(e)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(c)(e)
Mellon Investments Corporation (U.S. Multi-Factor Strategy)	—	0.08	%(c)(e)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	10	0.12	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	5	0.14	%(g)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	239	0.08	%(h)
Total	$531	0.13%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Institutional U.S. Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management	$—	0.075	%(a)(c)
Echo Street Capital Management LLC	776	0.55	%(b)
Frontier Capital Management Company, LLC	79	0.45	%(d)
Jennison Associates, LLC	267	0.29	%(i)
Mellon Investments Corporation (Index Strategy)	335	0.04	%(e)
Mellon Investments Corporation (Factor Strategy)	96	0.065	%(e)
Mellon Investments Corporation (U.S. Multi-Factor Strategy)	—	0.08	%(c)(e)
Pacific Investment Management Company, LLC (RAFI U.S. Multi-Factor Strategy)	119	0.25	%(j)
Pacific Investment Management Company, LLC (Enhanced Index Strategy)	—	0.25	%(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	56	0.07	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	10	0.07	%(g)
Wellington Management Company, LLP	250	0.75	%(k)
Total	$1,988	0.14%

Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.075	%(a)(c)
Frontier Capital Management Company, LLC	63	0.45	%(d)
Mellon Investments Corporation (Index Strategy)	—	0.04	%(c)(e)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(c)(e)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	8	0.17	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(g)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	15	0.08	%(h)
Total	$86	0.23%

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.11	%(c)(l)
Mellon Investments Corporation	—	0.10	%(c)(m)
Pacific Investment Management Company, LLC	—	0.25	%(c)
Vaughan Nelson Investment Management, L.P.	—	0.30	%(c)(n)
Wellington Management Company, LLP (Commodity Futures Strategy)	—	0.75	%(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	8	0.15	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	6	0.72	%(g)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	—	0.08	%(c)(h)
Total	$14	0.21%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

ESG Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(c)
Mellon Investments Corporation	56	0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy)	7	0.18	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(g)
RBC Global Asset Management (U.K.) Limited	75	0.55	%(o)
Total	$138	0.18%

Catholic SRI Growth Portfolio

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(c)
Mellon Investments Corporation	29	0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy)	—	0.05	%(c)(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(g)
Total	$29	0.10%

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Limited	$—	0.62	%(p)(c)
Mellon Investments Corporation (Developed Markets Strategy)	—	0.05	%(q)(c)
Mellon Investments Corporation (Developed Factor Strategy)	—	0.075	%(q)(c)
Mellon Investments Corporation (Emerging Markets Strategy)	—	0.13	%(q)(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	9	0.13	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	5	0.18	%(g)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	242	0.08	%(h)
Total	$256	0.08%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Limited	$305	0.59	%(p)
Mellon Investments Corporation (Developed Markets Strategy)	193	0.05	%(q)
Mellon Investments Corporation (Developed Factor Strategy)	—	0.075	%(q)(c)
Mellon Investments Corporation (Emerging Markets Strategy)	—	0.13	%(q)(c)
Pacific Investment Management Company, LLC	—	0.45	%(r)(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	119	0.06	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	6	0.05	%(g)
Total	$623	0.10%

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.13	%(s)(c)
City of London Investment Management Company, Limited	—	1.00	%(t)(c)
Mellon Investments Corporation	421	0.13	%(q)
RBC Global Asset Management (U.K.) Limited	647	0.73	%(u)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	29	0.07	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	5	0.05	%(g)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	—	0.08	%(c)(h)
XY Investments (HK) Limited	268	1.00	%(v)
Total	$1,370	0.28%

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$11	0.08%
Mellon Investments Corporation (U.S. Government, Mortgage and Asset Backed Strategy)	11	0.04%
Mellon Investments Corporation (Corporate Strategy)	—	0.15	%(c)
Pacific Investment Management Company, LLC	—	0.50	%(w)(c)
Total	$22	0.07%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Corporate Opportunities Portfolio

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Ltd.	$—	0.45	%(c)
Fort Washington Investment Advisors, Inc.	—	0.20	%(x)(c)
Mellon Investments Corporation	—	0.25	%(c)
Pacific Investment Management Company, LLC	—	0.25	%(y)(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	119	0.06	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(g)
Western Asset Management Company, Ltd.	—	0.75	%(c)
Total	$119	0.06%

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation	$92	0.06%

Inflation Protected Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation	$72	0.04	%(z)

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$129	0.08%
Mellon Investments Corporation	—	0.15	%(c)
Pacific Investment Management Company, LLC	—	0.50	%(aa)(c)
Total	$129	0.08%

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation	$65	0.06%
Pacific Investment Management Company, LLC	—	0.50	%(aa)(c)
	$65	0.06%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$92	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$—	0.125	%(c)
City of London Investment Management Company, Limited	—	0.45	%(c)
Mellon Investments Corporation	330	0.17	%(bb)
Total	$330	0.17%

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$48	0.125%
City of London Investment Management Company, Ltd.	—	0.45	%(c)
Total	$48	0.125%

**	Specialist Manager was terminated on September 4, 2020.

(a)

Cadence Capital Management, LLC (“Cadence”) received a fee, which was calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) were greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of that portion of the Portfolio managed by Cadence. If the Combined Assets were reduced to $2 billion or less due to redemptions, the fee was calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, Commodity Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence using these strategies in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

Cadence’s Portfolio Management Agreement was terminated on August 3, 2020.

(b)

Echo Street Capital Management, LLC (“Echo Street”) receives a fee based on the average daily net assets, payable quarterly, of that portion of assets managed by Echo Street, at the annual rate of 0.75% of the first $25 million of Combined Assets (as defined below); 0.60% of the next $50 million of Combined Assets; 0.50% of the next $100 million of Combined Assets; and 0.45% of Combined Assets in excess of $200 million.

“Combined Assets” shall mean the sum of: the net assets of each portion of the Value Portfolio, Growth Portfolio, and Institutional U.S. Portfolio allocated to Echo Street.

(c)	Specialist Manager approved by the Board but a strategy to which no assets were allocated during the period ended December 31, 2020.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

(d)

Frontier Capital Management Company, LLC (“Frontier”) receives a fee based on the average daily net assets of that portion of assets managed by Frontier, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below) and 0.75% of Combined Assets exceeding $90 million.

“Combined Assets” shall mean the sum of: the net assets of that portion managed by Frontier in the Value Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, and the net assets invested in the same strategy as the Portfolios that are managed by Frontier for certain other clients of the Trust’s primary adviser.

Frontier had no assets allocated in the Institutional U.S. Portfolio as of December 31, 2020.

(e)

For assets allocated to an Index Strategy, for so long as the Combined Assets (as defined below) are greater than $2 billion, Mellon Investments Corporation (“Mellon”) receives a fee at the annual rate of 0.04% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawals or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.065%. Index Strategy shall mean a portfolio wherein the Portfolio Manager seeks to approximate, over the long term, the performance of a specific market index.

For assets allocated to a Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.075%. Factor Strategy shall mean a portfolio wherein the Portfolio Manager seeks to implement a strategy developed by Hirtle Callaghan & Co. or an affiliate with the objective of obtaining exposure to one or more factors such as value or quality within the U.S. equity markets.

For assets allocated to a U.S. Multi-Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.08% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.10%. U.S. Multi-Factor Strategy shall mean a portfolio wherein the Portfolio Manager seeks to implement a proprietary strategy developed by the Portfolio Manager that seeks to obtain a targeted exposure to multi-factor equity model factors such as value, momentum, and low volatility within the U.S. equity markets.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon using these strategies in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

(f)

With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”), a subsidiary of Eaton Vance Corporation, receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined Liquidity Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. One Twelfth of the flat fee with respect to any given Portfolio will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Liquidity Strategy in that Portfolio.

“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its Liquidity Strategy.

(g)

With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy in that Portfolio.

(h)

With respect to its Tax-Managed Custom Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Strategy Assets (as defined below); 0.09% of the next $250 million of the Combined Tax-Managed Custom Strategy Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Strategy Assets; and 0.07% of the Combined Tax-Managed Custom Strategy Assets over $1 billion.

“Combined Tax-Managed Custom Strategy Assets” shall mean the sum of: the net assets of that portion of each of the other Portfolios of the Trust allocated to Parametric from time to time for investment in their Tax-Management Custom Core Strategy.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

(i)

Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional U.S. Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600 million;

— 0.20% on the next $4 billion; and

— 0.25% on the balance

(j)

For its services with respect to the RAFI U.S. Multi-Factor Strategy, Pacific Investment Management Company, LLC (“PIMCO”) received an annual fee from each Portfolio at the annual rate of 0.175% of the first $600 million of the Combined RAFI U.S. Multi-Factor Strategy Assets (as defined below); 0.15% on the next $700 million of Combined RAFI U.S. Multi-Factor Strategy Assets; and 0.125% on Combined RAFI U.S. Multi-Factor Strategy Assets over $1.3 billion. Should these assets not reach or fall below $600 million, PIMCO’s fee will be calculated at an annual rate of 0.20%.

PIMCO utilized the services of Parametric as an account sub-advisor to assist with the implementation of the Account’s investment strategy. Parametric receives a fee for these services paid by PIMCO.

PIMCO had no assets allocated in the Institutional U.S. Portfolio as of December 31, 2020.

(k)

Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets of the Institutional U.S. Equity Portfolio and assets in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.

(l)

Cadence received a fee, which shall be calculated daily and payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

Cadence’s Portfolio Management Agreement was terminated on August 3, 2020.

(m)

Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(n)

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) receives a fee, which was calculated daily and payable quarterly, at the annual rate of 0.35% of the first $25 million of the Combined Assets (as defined below), 0.25% of the next $75 million of Combined Assets, and 0.20% of Combined Assets exceeding $100 million.

“Combined Assets” shall mean the sum of: the net assets of the Commodity Portfolio and the net assets managed by Vaughan Nelson in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

(o)

RBC Global Asset Management (U.K.) Limited (“RBC”) receives a fee based on the average daily net assets, payable monthly, of that portion of assets managed by RBC, at the annual rate of 0.55% of the first $50 million; 0.50% of the next $50 million; and 0.45% exceeding $100 million.

(p)

City of London Investment Management Company, Limited (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios; and the net assets invested in the same strategy as the Portfolios that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(q)

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Mellon receives differing fees from each Portfolio with respect to each of Mellon’s Developed Index Strategy, Developed Factor Strategy, and Emerging Markets Strategy calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it.

For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%.

For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%.

For assets allocated to an Emerging Markets Strategy (the “EM Account”), so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Advisor and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM Account. Should these aggregate assets fall below $2 billion; the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies.

The term “Combined Assets” means the sum of: (i) the net assets of Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid-Cap Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio and the Emerging Markets Portfolio of the Trust (“collectively the “Trust Portfolios”) managed by the Mellon; and (ii) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in Trust Portfolios.

(r)

PIMCO receives a fee, which shall be payable monthly in arrears, at an annual rate of 0.39% on the month-end net assets subject to proration of contributions or withdrawals on daily net flows in excess of 1% of the month-end net assets. Prior to December 15, 2020, PIMCO received a fee at an annual rate of 0.45% on the first $150 million and 0.40% thereafter on the month-end net assets subject to proration of contributions or withdrawals on daily net flows in excess of 1% of the month-end net assets.

(s)

With respect to the emerging markets portion of the Portfolio managed by Cadence, Cadence received a fee, which was calculated daily and payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio,, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, Commodity Portfolio, and Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

Cadence’s Portfolio Management Agreement was terminated on August 3, 2020.

(t)

CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the Combined Assets (as defined below); 0.80% of the next $100 million of Combined Assets; and 0.50% of Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

(u)

RBC receives a fee, which shall be payable quarterly in arrears at the annual rate of 0.80% of the first $100 million of the Combined Assets (as defined below); 0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million.

“Combined Assets” shall mean the sum of: (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which Portfolio Manager provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account.

(v)

XY Investments (HK) Limited receives a fee, which shall be payable monthly in arrears at the annual rate of 1.00% of the average daily net assets of the Account. The annual rate shall be reduced to 0.90% once the assets under management with respect to the Portfolio Manager’s and its affiliates Offshore Strategy exceeds $2 billion.

“Offshore Strategy” shall mean any vehicle, fund, account or other product utilizing a quantitative enhanced index investment strategy of investing in a China A-share market, but excluding any vehicle, fund, account or product dedicated solely to the Portfolio Manager’s Shanghai business.

(w)

PIMCO receives a fee, which shall be payable monthly in arrears, at an annual rate of 0.45% on the month-end net assets subject to proration for contributions and withdrawals on daily net flows in excess of 1% of the month-end net assets. Prior to December 15, 2020, PIMCO received a fee, which was payable monthly in arrears at an annual rate of 0.50% on the first $25 million, 0.375% on the next $25 million and 0.25% thereafter on the month-end net assets subject to proration for contributions or withdrawals on daily net flows in excess of 1% of the month-end net assets.

(x)

Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable quarterly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the first $25 million of the Combined Assets, 0.375% of the next $25 million of the Combined Assets, 0.3375% of the next $50 million of the Combined Assets, 0.25% of the next $100 million of the Combined Assets, and 0.20% exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(y)

PIMCO receives a fee, which shall be payable monthly in arrears, at an annual rate of 0.25% on the month-end net assets subject to proration for contributions or withdrawals on daily net flows in excess of 1% of the month-end net assets. Prior to December 15, 2020, PIMCO received a fee, which was payable monthly in arrears, at an annual rate of 0.50% on the first $100 million; 0.45% on the next $100 million; and 0.40% thereafter on the month-end net assets subject to proration for contributions or withdrawals on daily net flows in excess of 1% on the month-end net assets.

(z)

Mellon receives a fee, which shall be payable monthly in arrears, at the annual rate of 0.04% of the average daily net assets invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets invested according to an emerging-markets inflation-protected securities strategy.

(aa)

PIMCO receives a fee, which shall be payable monthly in arrears, at an annual rate of 0.60% on the month-end net assets subject to proration for contributions or withdrawals on daily net flows in excess of 1% of the month-end nets assets.

(bb)

Mellon receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below); and 0.15% of the Combined Assets exceeding $100 million. Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Mellon for the benefit of certain investors who are clients of the Trust’s primary adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. (“Citi”) provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, regulatory reporting services and reimbursement of certain expenses.

FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. The Adviser has voluntarily waived all fees associated with the Distribution Plan through December 31, 2020 and there is no current intention to collect such a fee in the future.

Ultimus Fund Distributors, LLC (“Ultimus”) provides certain distribution services to the Trust. Ultimus receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Ultimus’ duties under its agreement are primarily intended to result in the sale of Trust shares.

Alaric Compliance Services, LLC (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. Through December 31, 2020 Alaric received an annual fee of $164,000 for performing services listed under its agreement with the Trust.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

4.     PURCHASE AND SALE TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities, for the period ended December 31, 2020 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$23,659	$39,390
Growth Portfolio	76,152	134,154
Institutional U.S Portfolio	333,205	1,188,274
Small Cap-Mid Cap Portfolio	12,792	11,363
Commodity Portfolio	3,505	—
ESG Growth Portfolio	5,220	4,381
Catholic SRI Growth Portfolio	16,892	4,956
International Portfolio	121,341	120,112
Institutional International Portfolio	40,722	23,465
Emerging Markets Portfolio	24,845	227,120
Core Fixed Income Portfolio	5,812	4,946
Corporate Opportunities Portfolio	25,495	7,845
U.S. Corporate Fixed Income Portfolio	75,646	66,975
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,048	1,776
Short-Term Municipal Portfolio	35,675	11,521
Intermediate Municipal Portfolio	59,750	48,407
Intermediate Municipal II Portfolio	9,320	6,127

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the period ended December 31, 2020 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$6,418	$6,286
U.S. Government Fixed Income Portfolio	111,562	108,075
Inflation Protected Portfolio	36,407	41,626
U.S. Mortgage/Asset Backed Fixed Income Portfolio	42,481	43,284
Intermediate Municipal II Portfolio	1,929	—

Amounts designated as “—” are $0 or have been rounded to $0.

5.     FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2016 to 2018 and the interim tax period since then). The determination has been made that

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A. As of the latest tax year ended June 30, 2020, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (amounts in thousands):

Portfolio	Tax Cost of Investments	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$356,280	$183,404	$(1,840)	$181,564
Growth Portfolio	313,432	424,035	(1,330)	422,705
Institutional U.S. Portfolio	2,187,329	641,475	(112,699)	528,776
Small Cap Mid-Cap Portfolio	51,532	18,540	(2,586)	15,954
ESG Growth Portfolio	123,905	18,543	(11,666)	6,877
Catholic SRI Growth Portfolio	50,144	8,119	(5,099)	3,020
International Portfolio	503,123	93,242	(6,126)	87,116
Institutional International Portfolio	1,288,338	51,263	(69,103)	(17,840)
Emerging Markets Portfolio	876,074	157,924	(106,877)	51,047
Core Fixed Income Portfolio	62,958	5,089	(54)	5,035
Corporate Opportunities Portfolio	418,670	—	—	—
U.S. Government Fixed Income Portfolio	271,025	26,964	(55)	26,909
Inflation Protected Portfolio	359,836	30,351	—	30,351
U.S. Corporate Fixed Income Portfolio	316,986	28,834	(437)	28,397
U.S. Mortgage/Asset Backed Fixed Income Portfolio	272,431	7,555	(75)	7,480
Short-Term Municipal Portfolio	132,748	2,609	(4)	2,605
Intermediate Municipal Portfolio	372,461	12,034	(1,211)	10,823
Intermediate Municipal II Portfolio	75,192	3,927	(20)	3,907

Amounts designated as “—” are $0 or have been rounded to $0.

The tax cost of investments includes the cost of securities, proceeds received from TBA sales commitments and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/depreciation includes securities, TBA sales commitments and derivatives that are not considered realized for tax purposes, as applicable.

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, derivatives, and an in-kind purchases by investors that, for tax purposes, created a controlling interest in a Portfolio.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

B.     Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal year ended June 30, 2020 were as follows (amounts in thousands):

	Distributions Paid From:
Portfolio	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$9,320	$250	$9,570	$—	$9,570
Growth Portfolio	9,836	31,611	41,447	—	41,447
Institutional U.S. Portfolio	32,988	244,335	277,323	—	277,323
Small Cap-Mid Cap Portfolio	563	3,927	4,490	—	4,490
ESG Growth Portfolio	2,639	6,978	9,617	—	9,617
Catholic SRI Growth Portfolio	888	1,547	2,435	—	2,435
International Portfolio	14,463	—	14,463	—	14,463
Institutional International Portfolio	33,253	147	33,400	—	33,400
Emerging Markets Portfolio	43,230	—	43,230	—	43,230
Core Fixed Income Portfolio	1,684	—	1,684	—	1,684
Corporate Opportunities Portfolio	17,477	—	17,477	—	17,477
U.S. Government Fixed Income Portfolio	6,361	—	6,361	—	6,361
Inflation Protected Portfolio	5,857	—	5,857	—	5,857
U.S. Corporate Fixed Income Portfolio	9,931	2,007	11,938	—	11,938
U.S. Mortgage/Asset Backed Fixed Income Portfolio	5,909	—	5,909	—	5,909
Short-Term Municipal Portfolio	64	—	64	1,543	1,607
Intermediate Municipal Portfolio	68	693	761	7,347	8,108
Intermediate Municipal II Portfolio	45	99	144	1,486	1,630

Amounts designated as “—” are $0 or have been rounded to $0.

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

C.     Components of Accumulated Earnings

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses		Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$191	$—	$191	$—	$(20,788	)(a)	$181,564	$160,967
Growth Portfolio	—	31,309	31,309	—	(2,659	)(a)	422,705	451,355
Institutional U.S. Portfolio	1,172	69,557	70,729	—	(30,422	)(a)	528,776	569,083
Small Cap-Mid Cap Portfolio	—	—	—	—	(4,416)		15,954	11,538
ESG Growth Portfolio	82	1,369	1,451	—	—		6,877	8,328
Catholic SRI Growth Portfolio	47	—	47	—	(489)		3,020	2,578
International Portfolio	176	—	176	—	(79,828	)(a)	87,116	7,464
Institutional International Portfolio	2,515	—	2,515	—	(57,849)		(17,840)	(73,174)
Emerging Markets Portfolio	—	—	—	—	(162,025)		51,047	(110,978)
Core Fixed Income Portfolio	29	388	417	(1)	—		5,036	5,452
Corporate Opportunities Portfolio	—	—	—	—	(21,630)		—	(21,630)
U.S. Government Fixed Income Portfolio	2,904	6,510	9,414	(147)	—		26,909	36,176
Inflation Protected Portfolio	—	—	—	—	(728)		30,351	29,623
U.S. Corporate Fixed Income Portfolio	1,358	2,910	4,268	(276)	—		28,397	32,389
U.S. Mortgage/Asset Backed Fixed Income Portfolio	247	—	247	(144)	(10,052)		7,481	(2,468)
Short-Term Municipal Portfolio	15	—	15	(5)	(2)		2,605	2,613
Intermediate Municipal Portfolio	133	—	133	(26)	(1,029)		10,824	9,902
Intermediate Municipal II Portfolio	30	114	144	(6)	—		3,907	4,045

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes $1,271, $2659, $3,270, and $132 of straddle losses, which were deferred for the Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio and International Portfolio, respectively.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

D.     Capital Loss Carryforwards

As of their tax year ended June 30, 2020, the following Portfolios had capital loss carryforwards (“CLCFs”) which do not expire, as summarized below (amounts in thousands):

Portfolio	Short-Term Amount	Long-Term Amount	Total
Value Portfolio	$19,517	$—	$19,517
Institutional U.S. Portfolio	11,634	15,512	27,146	(a)
Catholic SRI Growth Portfolio	471	18	489
International Portfolio	79,558	—	79,558
Institutional International Portfolio	37,808	20,041	57,849
Emerging Markets Portfolio	49,475	112,550	162,025
Corporate Opportunities Portfolio	—	21,630	21,630
Inflation Protected Portfolio	431	—	431
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,798	8,254	10,052
Short-Term Municipal Portfolio	2	—	2

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or a portion are limited as a result of changes in ownership in connection with merger reorganizations. Unused limitations during a year accumulated for future use in offsetting net capital gains.

E. Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 or non-specified ordinary losses realized after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had net deferred losses, which will be treated as arising on the first day of the fiscal year ended June 30, 2021 (amounts in thousands):

Portfolio	Post-October Capital Losses	Late Year Ordinary Losses
Small Cap-Mid Cap Portfolio	$4,416	$—
International Portfolio	—	138
Inflation Protected Portfolio	—	297
Intermediate Municipal Portfolio	1,029	—

Amounts designated as “—” are $0 or have been rounded to $0.

F.	Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of investments as of December 31, 2020 was $12,277, resulting in accumulated net unrealized appreciation of $1,073, consisting of $1,073 in gross unrealized appreciation and $0 in gross unrealized depreciation (amounts in thousands). The tax cost of investments includes the cost of securities and any upfront premiums paid or received on derivatives. The tax unrealized appreciation/depreciation includes securities and derivatives that are not considered realized for tax purposes. The differences between book-basis and tax-basis unrealized appreciation/ depreciation are attributable primarily to tax deferral of losses on wash sales and derivatives.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

The tax characteristics of distributions paid during the tax years ending December 31, 2020 and December 31, 2019 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended December 31, 2020	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Commodity Portfolio	$625	$—	$625	$166	$—	$791
Year Ended December 31, 2019
Commodity Portfolio	5,104	—	5,104	—	—	5,104

Amounts designated as “—” are $0 or have been rounded to $0.

*	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

As of December 31, 2020, the components of distributable earnings (deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Commodity Portfolio	$—	$—	$—	$—	$(62,316)	$1,073	$(61,243)

Amounts designated as “—” are $0 or have been rounded to $0.

At December 31, 2020, the Commodity Portfolio had the following CLCFs not subject to expiration (amounts in thousands):

Portfolio	Short-Term Amount	Long-Term Amount	Total
Commodity Portfolio	$5,785	$56,531	$62,316

G.	Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions, differing treatment of income relating to swap agreements and investments in wholly-owned Cayman Islands exempted companies), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

6.	RISK CONSIDERATIONS.

Market Risk — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural environmental, or man-made disasters; financial, political, or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions, and the market in general, in ways that cannot necessarily be foreseen. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from focusing investments in one industry or market sector. The Commodity Portfolio concentrate its investments in commodity-related industries which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in such physical commodities. The value of a commodity-related derivative typically is based on the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

Options Risk — Purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investments risks. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When a Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk — If the Index appreciates or depreciates sufficiently over the period to offset the new premium from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Floating Rate Investments Risk — Coupon rates on these investments are most often floating, not fixed, and are tied to a benchmark lending rate, such as the London Interbank Offered Rate or “LIBOR”. The risks associated with floating rate loans are similar to the risks of below investment grade securities. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Portfolio or the financial instruments in which the Portfolio invests cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Loan Participation Risk — Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficultly disposing of loan participations as the market for such instruments is not highly liquid.

7.	BUSINESS COMBINATIONS.

In December 2019, the Board approved the Adviser’s proposal to merge Institutional Value Equity Portfolio, Institutional Small Capitalization-Mid Capitalization Equity Portfolio and Real Estate Securities Portfolio (the “Target Portfolios”) into Institutional U.S. Portfolio (the “Acquiring Portfolio”). The Plan of Reorganization (the “Plan”) was approved by the Board on December 10, 2019 and by a joint special meeting of the shareholders of the Target Portfolios on April 16, 2020. The purpose of the transaction was to reduce the overall costs paid by shareholders, enhanced flexibility to improve investment results, improved efficiency and allow for clearer and easier to understand communication with shareholders under a consolidated Acquiring Portfolio. The transaction was effective after the close of business on May 1, 2020. The Acquiring Portfolio acquired all the assets and assumed all the liabilities of the Target Portfolios as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Plan, shareholders of the Target Portfolios received a number of shares of the corresponding class in the Acquiring Portfolio, with a value equal to their holdings in the Target Portfolios as of the close of business on May 1, 2020. The investment portfolios of the Target Portfolios, with a fair value of approximately $1,214,528,362 and identified cost of approximately $1,213,378,901 as of the date of the reorganization, were the principal assets acquired by the Acquiring Portfolio.

The following is a summary of Shares Outstanding, Net Assets, NAV and Net Unrealized Appreciation/(Depreciation) immediately before and after the reorganization:

Target Portfolios (Strategic Shares)	Shares Outstanding	Net Assets (000)	Net Asset Value Per Share	Net Unrealized Appreciation / (Depreciation) (000)
Institutional Value Equity Portfolio	98,983	$1,106,107	$11.17	$(2,090)
Institutional Small Capitalization-Mid Capitalization Equity Portfolio	8,496	83,473	9.83	(5,448)
Real Estate Securities Portfolio	23,607	51,911	2.20	8,688
Acquiring Portfolio (Strategic Shares)
Institutional U.S. Portfolio	85,070	1,309,210	15.39	246,539
Post Reorganization (Strategic Shares)
Institutional U.S. Portfolio	165,739	2,550,701	15.39	246,689

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

8.	SIGNIFICANT SHAREHOLDERS.

Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The following list includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.

Portfolio	Number of shareholders with ownership of voting securities of the Portfolio greater than 10% and less than 25% of the total Portfolio’s outstanding voting securities	Number of shareholders with ownership of voting securities of the Portfolio greater than 25% of the total Portfolio’s outstanding voting securities
Institutional U.S. Portfolio	1	—
Small Cap-Mid Cap Portfolio	2	—
Commodity Portfolio	1	—
ESG Growth Portfolio	—	1
Catholic SRI Growth Portfolio	2	2
Institutional International Portfolio	1	—
Emerging Markets Portfolio	1	—
U.S. Government Fixed Income Portfolio	1	—
Inflation Protected Portfolio	2	—
U.S. Corporate Fixed Income Portfolio	1	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1	—
Short-Term Municipal Portfolio	1	—

9.	CONCENTRATION OF INVESTMENTS.

As of December 31, 2020, the Commodity Portfolio’s and the Corporate Opportunities Portfolio’s investment in the State Street Institutional Treasury Plus Money Market Fund represented greater than 25% of each Portfolio’s net assets. The financial statements of the State Street Institutional Treasury Plus Money Market Fund can be found by accessing the fund’s website at http://www.ssga.com.

10.	CHANGE IN AUDITOR

On December 15, 2020, the Board, upon the recommendation of the Audit Committee of the Board, approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the Trust’s independent registered public accounting firm. On December 16, 2020, the Trust informed PwC that they were dismissed. For the fiscal years ended June 30, 2020 and June 30, 2019, PwC audit reports concerning the Portfolios contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with its audits for the fiscal years ended June 30, 2020 and June 30, 2019, and through December 16, 2020, there were no disagreements between the Trust and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PwC, would have caused it to make reference to the disagreements in its report on the financial statements for such periods. In addition, there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The Trust engaged Grant Thornton as its new independent registered public accounting firm as of February 23, 2021. During the Portfolios’ fiscal years ended June 30, 2020 and June 30, 2019, and the interim period ended February 23, 2021, neither the Registrant nor anyone on its behalf consulted Grant Thornton concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2020 (Unaudited)

11.	SUBSEQUENT EVENTS.

Management has evaluated subsequent events through the date these financial statements were issued.

Effective January 20, 2021, the Board terminated the Portfolio Management Agreement between the Trust and Pacific Investment Management Company related to the RAFI U.S. Multi-Factor Strategy for the Institutional U.S. Portfolio.

On December 15, 2020, the Board approved a plan of liquidation to close the Commodity Portfolio. The liquidation of the Commodity Portfolio is expected to be completed on or about March 1, 2021.

Effective February 5, 2021, the shareholders of the Trust through Proxy vote approved the following:

●	Engagement of Parametric Portfolio Associates, LLC (“Parametric”) to manage a portion of the assets of the Value Portfolio for an additional strategy/fee rate on that date.

●	Engagement of Parametric to manage a portion of the assets of the Growth Portfolio for an additional strategy/fee rate on that date.

●	Engagement of Parametric to manage a portion of the assets of the Institutional U.S. Portfolio for an additional strategy/fee rate on that date.

●	Engagement of Parametric to manage a portion of the assets of the International Portfolio for an additional strategy/fee rate on that date.

●	Engagement of Parametric to manage a portion of the assets of the Institutional International Portfolio for an additional strategy/fee rate on that date.

●	Engagement of Parametric to manage a portion of the assets of the Emerging Markets Portfolio for an additional strategy/fee rate on that date.

●	Engagement of Parametric as an additional Specialist Manager to manage a portion of the assets of the Core Fixed Income Portfolio on that date.

●	Engagement of Parametric to manage a portion of the assets of the Corporate Opportunities Portfolio for an additional strategy/fee rate on that date.

●	Engagement of Parametric as an additional Specialist Manager to manage a portion of the assets of the U.S. Government Fixed Income Portfolio on that date.

●	Engagement of Parametric as an additional Specialist Manager to manage a portion of the assets of the Inflation Protected Portfolio on that date.

●	Engagement of Parametric as an additional Specialist Manager to manage a portion of the assets of the U.S. Corporate Fixed Income Portfolio on that date.

●	Engagement of Parametric as an additional Specialist Manager to manage a portion of the assets of the U.S. Mortgage/Asset Backed Fixed Income Portfolio on that date.

●	Engagement of Parametric as an additional Specialist Manager to manage a portion of the assets of the Intermediate Municipal II Portfolio on that date.

●	Engagement of Parametric as an additional Specialist Manager to manage a portion of the assets of the Intermediate Municipal Portfolio on that date.

●	Engagement of WCM Investment Management, LLC (“WCM”) as an additional Specialist Manager to manage a portion of the assets of the International Portfolio on that date.

●	Engagement of WCM as an additional Specialist Manager to manage a portion of the assets of the Institutional International Portfolio on that date.

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — December 31, 2020 (Unaudited)

On January 20, 2021, the Board approved the following:

●	Approval of an amendment to the Portfolio Management Agreement between the Trust, on behalf of the Value Portfolio and Echo Street Capital Management, LLC (“Echo Street”).

●	Approval of an amendment to the Portfolio Management Agreement between the Trust, on behalf of the Growth Portfolio and Echo Street.

●	Approval of an amendment to the Portfolio Management Agreement between the Trust, on behalf of the Institutional U.S. Portfolio and Echo Street.

Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2020.

HC CAPITAL TRUST

Additional Information — December 31, 2020 (Unaudited)

1.    SECURITY PROXY VOTING. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.

A special meeting of shareholders of the Portfolios was held on August 7, 2020. At the August 7, 2020 meeting, shareholders of the Portfolios approved the following:

1.    Approval of a portfolio management agreement between the Trust, on behalf of The Institutional International Equity Portfolio, and Pacific Investment Management Company LLC (“PIMCO”):

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional International Equity Portfolio	158,358,705.251	133,986,340.972	84.609%	133,986,340.972	100%

2.    Approval of a portfolio management agreement between the Trust, on behalf of The Core Fixed Income Portfolio, and PIMCO:

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Core Fixed Income Portfolio	6,236,629.541	5,522,076.052	88.542%	5,522,076.052	100%

3.    Approval of a portfolio management agreement between the Trust, on behalf of The Corporate Opportunities Portfolio (formerly The Fixed Income Opportunity Portfolio), and PIMCO:

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Corporate Opportunities Portfolio	61,182,004.026	48,347,500.427	79.022%	48,347,500.427	100%

4.    Approval of a portfolio management agreement between the Trust, on behalf of The U.S. Corporate Fixed Income Securities Portfolio, and PIMCO:

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The U.S. Corporate Fixed Income Securities Portfolio	31,992,555.966	26,302,229.328	82.213%	26,302,229.328	100%

5.    Approval of a portfolio management agreement between the Trust, on behalf of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, and PIMCO:

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	25,523,268.270	20,473,399.217	80.214%	20,473,399.217	100%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2020 (Unaudited)

6.    Approval of a portfolio management agreement between the Trust, on behalf of The Corporate Opportunities Portfolio (formerly The Fixed Income Opportunity Portfolio), and Sound Point Capital Management, LP:

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Corporate Opportunities Portfolio	61,182,004.026	48,347,500.427	79.022%	48,347,500.427	100%

3. EXPENSE EXAMPLE. As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

Actual Expenses: The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Portfolio			Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period[1]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,226.80	$1.23	0.22%
		Hypothetical[2]	$1,000.00	$1,024.10	$1.12	0.22%

Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,229.30	$1.52	0.27%
		Hypothetical[2]	$1,000.00	$1,023.84	$1.38	0.27%

Institutional U.S. Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,245.40	$1.53	0.27%
		Hypothetical[2]	$1,000.00	$1,023.84	$1.38	0.27%

Small Cap-Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,376.90	$2.82	0.47%
		Hypothetical[2]	$1,000.00	$1,022.84	$2.40	0.47%

Commodity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,255.70	$10.12	1.78%
		Hypothetical[2]	$1,000.00	$1,016.23	$9.05	1.78%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2020 (Unaudited)

Portfolio			Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period[1]	Annualized Expense Ratio
ESG Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,238.00	$1.97	0.35%
		Hypothetical[2]	$1,000.00	$1,023.44	$1.79	0.35%

Catholic SRI Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,243.40	$1.75	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%

International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,195.40	$1.44	0.26%
		Hypothetical[2]	$1,000.00	$1,023.89	$1.33	0.26%

Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,221.20	$1.40	0.25%
		Hypothetical[2]	$1,000.00	$1,023.95	$1.28	0.25%

Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,284.40	$2.94	0.51%
		Hypothetical[2]	$1,000.00	$1,022.63	$2.60	0.51%

Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,015.70	$1.68	0.33%
		Hypothetical[2]	$1,000.00	$1,023.54	$1.68	0.33%

Corporate Opportunities Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,081.20	$1.05	0.20%
		Hypothetical[2]	$1,000.00	$1,024.20	$1.02	0.20%

U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$992.80	$1.11	0.22%
		Hypothetical[2]	$1,000.00	$1,024.10	$1.12	0.22%

Inflation Protected Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,041.00	$0.93	0.18%
		Hypothetical[2]	$1,000.00	$1,024.30	$0.92	0.18%

U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,041.60	$1.13	0.22%
		Hypothetical[2]	$1,000.00	$1,024.10	$1.12	0.22%

U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,003.60	$1.11	0.22%
		Hypothetical[2]	$1,000.00	$1,024.10	$1.12	0.22%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2020 (Unaudited)

Portfolio			Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period[1]	Annualized Expense Ratio
Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,005.10	$1.36	0.27%
		Hypothetical[2]	$1,000.00	$1,023.84	$1.38	0.27%

Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,021.50	$1.53	0.30%
		Hypothetical[2]	$1,000.00	$1,023.69	$1.53	0.30%

Intermediate Municipal II Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,012.60	$1.47	0.29%
		Hypothetical[2]	$1,000.00	$1,023.74	$1.48	0.29%

[1]	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 184/365 (to reflect the one half year period).
[2]	Represents the hypothetical 5% annual return before expenses.

4.    ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.     Dividends Received Deduction. For corporate shareholders, the following percentage of the total ordinary income distributions paid during the tax year ended December 31, 2020, qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Commodity Portfolio	36.74%

B.    Qualified Dividends. For the tax year ended December 31, 2020, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%.

Portfolio	Dividends Paid
Commodity Portfolio	97.98%

The Portfolio intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.

5.	ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-PORT and is available on the SEC’s website at http://www.sec.gov.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2020 (Unaudited)

6.     ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the net assets of each Portfolio attributable to the indicated industry sector, type of investments, as appropriate for the indicated Portfolio.

Value Portfolio

Investment Allocation	Percentage of Net Assets
Consumer Staples	6.2%
Communication Services	10.2%
Materials	2.5%
Utilities	2.7%
Consumer Discretionary	12.3%
Information Technology	27.4%
Real Estate	2.7%
Energy	1.8%
Health Care	13.4%
Industrials	9.3%
Financials	10.2%
Right	0.0%
Investment Company	1.3%
Purchased Options	0.0%
Total Investment Securities	100.0%
Other Financial Instruments
Future	0.0%
Written Options	0.1%
Total Investments	100.1%

Growth Portfolio

Investment Allocation	Percentage of Net Assets
Consumer Staples	5.3%
Energy	1.4%
Consumer Discretionary	14.7%
Utilities	2.2%
Materials	1.7%
Real Estate	2.0%
Health Care	11.4%
Industrials	6.9%
Financials	7.5%
Communication Services	9.0%
Information Technology	33.3%
Investment Company	3.8%
Purchased Options	0.0%
Total Investment Securities	99.2%
Other Financial Instruments
Future	0.1%
Written Options	0.1%
Total Investments	99.4%

Institutional U.S. Portfolio

Investment Allocation	Percentage of Net Assets
Utilities	2.1%
Materials	1.9%
Real Estate	4.5%
Energy	1.2%
Financials	7.4%
Industrials	7.3%
Consumer Staples	4.8%
Health Care	11.2%
Information Technology	26.4%
Consumer Discretionary	11.0%
Communication Services	9.5%
Right	0.0%
U.S. Treasury Obligation	0.0%
Exchange-Traded Fund	0.3%
Investment Company	11.0%
Purchased Options	0.0%
Total Investment Securities	98.6%
Other Financial Instruments
Future	0.3%
Written Options	-0.0%
Total Investments	98.9%

Small Cap–Mid Cap Portfolio

Investment Allocation	Percentage of Net Assets
Real Estate	4.0%
Consumer Staples	2.2%
Industrials	16.0%
Utilities	1.6%
Energy	1.6%
Materials	6.4%
Health Care	15.3%
Financials	12.7%
Information Technology	17.6%
Communication Services	1.7%
Consumer Discretionary	11.4%
Right	0.2%
Investment Company	8.4%
Total Investment Securities	99.1%
Other Financial Instruments
Future	0.3%
Total Investments	99.4%

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Additional Information (continued) — December 31, 2020 (Unaudited)

Commodity Portfolio

Investment Allocation	Percentage of Net Assets
Exchange-Traded Fund	34.0%
Investment Company	60.0%
Total Investment Securities	94.0%
Other Financial Instruments
Future	1.4%
Total Investments	95.4%

ESG Growth Portfolio

Investment Allocation	Percentage of Net Assets
Industrials	10.0%
Utilities	3.2%
Health Care	12.6%
Communication Services	7.4%
Energy	2.9%
Real Estate	1.8%
Financials	13.6%
Consumer Staples	6.9%
Information Technology	19.7%
Materials	4.8%
Consumer Discretionary	11.6%
Right	0.0%
Investment Company	4.8%
Total Investment Securities	99.3%
Other Financial Instruments
Future	0.1%
Total Investments	99.4%

Catholic SRI Growth Portfolio

Investment Allocation	Percentage of Net Assets
Materials	5.3%
Consumer Discretionary	13.3%
Energy	3.1%
Real Estate	3.0%
Consumer Staples	6.7%
Industrials	9.2%
Health Care	6.7%
Utilities	3.3%
Financials	14.7%
Communication Services	9.3%
Information Technology	25.1%
Right	0.0%
Investment Company	2.9%
Total Investment Securities	102.6%
Total Investments	102.6%

International Portfolio

Investment Allocation	Percentage of Net Assets
Consumer Discretionary	11.1%
Consumer Staples	10.6%
Real Estate	2.9%
Materials	8.1%
Energy	4.4%
Health Care	11.7%
Information Technology	9.0%
Financials	18.1%
Utilities	3.2%
Communication Services	4.5%
Industrials	14.3%
Right	0.0%
Investment Company	1.3%
Purchased Options	0.0%
Total Investment Securities	99.2%
Other Financial Instruments
Future	0.0%
Written Options	0.0%
Total Investments	99.2%

Institutional International Portfolio

Investment Allocation	Percentage of Net Assets
Financials	11.0%
Consumer Discretionary	7.4%
Energy	2.0%
Communication Services	2.9%
Consumer Staples	7.0%
Materials	5.0%
Industrials	9.1%
Utilities	2.6%
Information Technology	5.5%
Real Estate	1.9%
Health Care	8.1%
Right	0.0%
U.S. Treasury Obligation	0.1%
Investment Company	34.7%
Purchased Options	0.0%
Total Investment Securities	97.3%
Other Financial Instruments
Future	0.5%
Written Options	-0.0%
Total Investments	97.8%

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Additional Information (continued) — December 31, 2020 (Unaudited)

Emerging Markets Portfolio

Investment Allocation	Percentage of Net Assets
Utilities	1.3%
Communication Services	10.6%
Information Technology	16.8%
Health Care	3.7%
Materials	5.8%
Consumer Staples	5.9%
Energy	3.5%
Real Estate	1.2%
Financials	16.5%
Consumer Discretionary	14.0%
Industrials	4.2%
Right	0.0%
U.S. Treasury Obligation	0.1%
Investment Company	8.8%
Purchased Options	0.0%
Total Investment Securities	92.4%
Other Financial Instruments
Future	0.3%
Written Options	-0.0%
Total Return Swaps	0.1%
Total Investments	92.8%

Core Fixed Income Portfolio

Investment Allocation	Percentage of Net Assets
Asset Backed Securities	0.3%
Mortgage-Backed Securities	1.7%
U.S. Government & U.S. Government Agency Obligations	49.9%
Energy	4.6%
Real Estate	0.8%
Health Care	3.4%
Materials	2.6%
Financials	11.4%
Industrials	3.1%
Consumer Discretionary	1.2%
Consumer Staples	2.2%
Communication Services	5.4%
Utilities	3.3%
Information Technology	2.5%
Investment Company	10.8%
Total Investment Securities	103.2%
TBA Sale Commitments	-0.2%
Total Investments	103.0%

Corporate Opportunities Portfolio

Investment Allocation	Percentage of Net Assets
Loan Participation and Assignments	4.8%
Investment Company	92.6%
Total Investment Securities	97.4%
Other Financial Instruments
Future	1.0%
Total Investments	98.4%

U.S. Government Fixed Income Portfolio

Investment Allocation	Percentage of Net Assets
U.S. Government & U.S. Government Agency Obligations	96.5%
Sovereign Bond	0.0%
Investment Company	2.9%
Total Investment Securities	99.4%
Total Investments	99.4%

Inflation Protected Portfolio

Investment Allocation	Percentage of Net Assets
Treasury	92.7%
Investment Company	7.3%
Total Investment Securities	100.0%
Total Investments	100.0%

U.S. Corporate Fixed Income Portfolio

Investment Allocation	Percentage of Net Assets
Energy	11.6%
Materials	6.4%
Consumer Discretionary	2.6%
Real Estate	1.7%
Health Care	8.1%
Communication Services	12.6%
Consumer Staples	5.5%
Industrials	7.4%
Information Technology	6.0%
Utilities	8.1%
Financials	27.3%
Loan Participation and Assignments	3.6%
Investment Company	1.1%
Total Investment Securities	102.0%
Total Investments	102.0%

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Additional Information (continued) — December 31, 2020 (Unaudited)

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Investment Allocation	Percentage of Net Assets
Asset Backed Securities	0.9%
Mortgage-Backed Securities	7.1%
U.S. Government & U.S. Government Agency Obligations	83.5%
Investment Company	24.4%
Total Investment Securities	115.9%
TBA Sale Commitments	-0.9%
Total Investments	115.0%

Short-Term Municipal Portfolio

Investment Allocation	Percentage of Net Assets
Revenue Bonds	33.4%
General Obligation	64.3%
Investment Company	0.9%
Total Investment Securities	98.6%
Total Investments	98.6%

Intermediate Municipal Portfolio

Investment Allocation	Percentage of Net Assets
School District	0.9%
Higher Education	1.1%
Nursing Homes	0.4%
Power	0.8%
Facilities	2.2%
Student Loan	1.1%
Airport	2.0%
Tobacco Settlement	1.3%
Medical	3.8%
Transportation	3.3%
Water	1.8%
General Obligation	15.5%
General	6.5%
Revenue Bonds	53.8%
Utilities	0.7%
Education	1.8%
Investment Company	2.2%
Total Investment Securities	99.2%
Total Investments	99.2%

Intermediate Municipal II Portfolio

Investment Allocation	Percentage of Net Assets
Revenue Bonds	30.2%
Medical	3.5%
School District	5.1%
Transportation	1.6%
Higher Education	1.1%
General	4.4%
General Obligation	33.7%
Water	5.5%
Utilities	2.8%
U.S. Treasury Obligation	2.3%
Investment Company	11.2%
Total Investment Securities	101.4%
Total Investments	101.4%

Amounts designated as “0.0%” or “-0.0%” round to less than 0.005% or -0.005%, respectively.

7.	BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to HC Capital Trust (the “Trust”) and each of its separate portfolios (“Portfolios”) pursuant to the terms of two separate agreements with the Trust (the “HC Contracts”). Although the Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios, day-to-day portfolio management services are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each a “Portfolio Management Agreement”). During the six month period covered by this report, the Trust offered

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Additional Information (continued) — December 31, 2020 (Unaudited)

nineteen Portfolios, sixteen of which were managed by two or more Specialist Managers. Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

For the period July 1, 2020 through December 31, 2020, the Trust’s Board of Trustees (the “Board”):

●	Approved the continuation of certain Portfolio Management Agreements, as set forth below;

●	Approved new Portfolio Management Agreements with Agincourt Capital Management, LLC (“Agincourt”) relating to four Portfolios.

●	Approved amendments to existing Portfolio Management Agreements with Pacific Investment Management Company LLC (“PIMCO”) relating to three Portfolios;

●	Approved new Portfolio Management Agreements with WCM Investment Management Company, LLC (“WCM”) relating to two Portfolios;

●	Approved new Portfolio Management Agreements with Parametric Portfolio Associates LLC (“Parametric”) relating to fourteen Portfolios;

●	Approved an amendment to an existing Portfolio Management Agreement with Mellon Investments Corporation (“Mellon”) relating to one Portfolio;

●	Approved a new Portfolio Management Agreement with Breckinridge Capital Advisors, Inc. (“Breckinridge”) relating to one Portfolio.

In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons” of the Trust or the Adviser within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Specifically, the Independent Trustees and their independent legal counsel conferred in executive sessions both with and without representatives of management prior to each quarterly Board meeting held during the six month period covered by this report. The Independent Trustees requested, received and considered additional information arising out of these executive sessions. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not assign relative weights to the specific factors considered in reaching its conclusions to approve the various Portfolio Management Agreements and amendments. Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Continuation of Portfolio Management Agreements. The Portfolio Management Agreements approved for continuance during the period (the “Continuing Agreements”) are identified below, together with the Specialist Manager subject to review during the period.

Specialist Manager	Portfolios
Frontier Capital Management Company, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio
RBC Global Asset Management (UK) Limited (“RBC”)	The ESG Growth Portfolio The Emerging Markets Portfolio

In its deliberations with respect to the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect to that portion of a Portfolio’s assets allocated to that Manager. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

In approving the Continuing Agreements, the Board concluded that continuation of the Continuing Agreements was in the best interests of the respective Portfolios and consistent with the expectations of shareholders of those Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle

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Additional Information (continued) — December 31, 2020 (Unaudited)

Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by the Specialist Managers, the Board was informed with respect to the specific investment process employed by the Specialist Managers in managing the assets of each Portfolio allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the Portfolios as well as any impact of the COVID-19 pandemic on each Specialist Manager’s business.

The Board also considered representations made by the Adviser that the performance achieved by the Specialist Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategies, of the Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations.

With respect to Frontier, the firm reported that for the one-, three- and five-year periods ended June 30, 2020, its portion of The Small Capitalization – Mid Capitalization Equity Portfolio account had outperformed the appropriate comparative index and underperformed the returns of an identified group of peer funds. It was noted that Frontier’s investment portfolio tends to be a little larger, on average, than the index, although less so recently. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to the Portfolio.

With respect to RBC, the firm reported that for the three-year period ended September 30, 2020, its portion of The Emerging Markets Portfolio had outperformed the appropriate comparative index as well as the returns of an identified group of peer funds. The Board also reviewed information on the performance of other accounts managed by RBC using the same strategies employed in The Emerging Markets Portfolio that have longer track records, noting that such accounts had performed in line with the identified group of peer funds and had outperformed the benchmark index for the five-year period ended September 30, 2020. The Board noted that RBC had been managing assets of The ESG Growth Portfolio for less than six months, but did review the performance of other accounts managed by RBC using the same strategies, noting that such accounts had outperformed the identified group of peer funds for each of the one- three- and five-year periods ended September 30, 2020. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to the Portfolios.

In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of the Specialist Manager to pursue the Portfolio’s objectives within the desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of the contracts was in the best interest of shareholders of the Portfolios. The Board also concluded that the nature, extent and quality of the portfolio management services provided by each Specialist Manager were satisfactory in light of the specific strategies employed on behalf of the Portfolios and, thus, supported a decision to approve the continuation of the Continuing Agreements.

The Board also concluded that the rates at which each Specialist Manager is compensated under the Continuing Agreements are reasonable. In reaching this conclusion, the Board had before it financial information about the Specialist Managers relating to factors such as comparable fees charged to peer funds and/or other institutional clients by the Specialist Manager for similar services, costs incurred by the Specialist Manager in providing services to the Portfolios and the Specialist Manager’s profitability.

With respect to Frontier, the Board noted the two-tiered fee for both The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional U.S. Equity Portfolio, under which Frontier receives 0.45% for assets up to $90 million of Combined Assets (Combined Assets is defined as the sum of net assets of those assets of the Portfolios allocated to Frontier and assets allocated to Frontier in other accounts managed by the Adviser and for which Frontier provides similar services to certain other investment advisory clients, if any) and 0.75% for all assets allocated to Frontier in excess of $90 million of Combined Assets. Representatives of the Adviser reminded the Board that the higher fee tier is designed to reflect Frontier’s capacity constraints but at the same time retain the favorable 0.45% fee that has been applicable since each Portfolio’s inception. It was noted that average fee for peer funds was 0.75%. In considering this information, the Board gave substantial weight to the fact that the rate at which the Specialist Manager is compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser.

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Additional Information (continued) — December 31, 2020 (Unaudited)

With respect to RBC, the Board noted that the fees for both Portfolios included breakpoints intended to recognize economies of scale achieved as the level of assets in the respective accounts increases. For The ESG Growth Portfolio, the Board was informed that the effective fee paid to RBC for the period was 0.55%, while the average advisory fee for peer funds was 0.67%. For The Emerging Markets Portfolio, the Board was informed that the effective fee paid to RBC for the period was 0.74%, while the average advisory fee for peer funds was 0.93%. In considering this information, the Board gave substantial weight to the fact that the rates at which the Specialist Manager is compensated were determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. Accordingly, the Board determined that the profitability to RBC from it relationship with The ESG Growth Portfolio and The Emerging Markets Portfolio was not a material factor in its deliberations with respect to the consideration of the approval of the Continuing Agreements.

Approval of New Portfolio Management Agreements with Agincourt. During the period, the Board also approved new Portfolio Management Agreements (the “New Agincourt Agreements”) with Agincourt related to The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

In approving the New Agincourt Agreements, the Board concluded that approval of the New Agincourt Agreement was in the best interests of the respective Portfolios and consistent with the expectations of shareholders of those Portfolios. The Board received information about certain anticipated changes in the ownership structure of Agincourt, which, under the 1940 Act, would result in the automatic termination of the then existing agreements (“Prior Agreements”) between the Trust and Agincourt. In determining to approve the New Agincourt Agreements, the Board considered the fact that the New Agincourt Agreements were substantively identical to the Prior Agreements and that the fees to which Agincourt would be entitled and the expenses of the Portfolios served by Agincourt would not increase as a result of the changes in Agincourt’s structure or implementation of the New Agincourt Agreements. The Board also considered representations provided by Agincourt to the Adviser and the Trust’s officers to the effect that the services to be provided to the Trust under the New Agincourt Agreements would not change as a result of the approval of the New Agincourt Agreements and that approval of the New Agincourt Agreements would avoid disruption of the portfolio management services provided to the Portfolios. The Board also took into account its review of relevant factors and the conclusions it made during its most recent approval of the continuation of the Prior Agreements.

Approval of Amendments to Portfolio Management Agreements with PIMCO. At its meeting on December 15, 2020, the Board also approved amendments (the “PIMCO Amendments”) to existing Portfolio Management Agreements with PIMCO related to The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio and The Institutional International Equity Portfolio.

In approving the PIMCO Amendments, the Board concluded that approval of the PIMCO Amendments was in the best interests of the respective Portfolios and consistent with the expectations of shareholders of those Portfolios. The Board noted that the purpose of each PIMCO Amendment was to restructure the fees payable to PIMCO by each of the respective Portfolios from a breakpoint fee to single fee on all assets. The Board Further noted that, as a result of this restructuring, that the revised fee schedules payable by each of the Portfolios would result in lower levels of fees being paid by the respective Portfolios at any reasonably anticipated asset levels. The Board did recognize the fact that if the level of assets allocated to PIMCO in The Corporate Opportunities Portfolio were to exceed $300 million, the new fee structure would result in a higher fee than the prior structure, but relied on the Adviser’s assurances that it did not anticipate allocating that level of assets to PIMCO in that Portfolio. The Board also took into account its review of relevant factors and the conclusions it made during its approval of the original Portfolio Management Agreements.

Approval of New Portfolio Management Agreements with WCM. At its meeting on December 15, 2020, the Board also approved new Portfolio Management Agreements (the “New WCM Agreements”) with WCM related to each of The International Equity Portfolio and The Institutional International Equity Portfolio (the “Affected Portfolios”).

In approving the New WCM Agreements, the Board concluded that approval of the New WCM Agreements was in the best interests of the respective Affected Portfolios and consistent with the expectations of shareholders of those Affected Portfolios. Based upon the Adviser’s recommendation, it was determined by the Board that an allocation of assets of each the Affected Portfolios to an international small cap strategy managed by WCM would be appropriate. Accordingly, the Board approved the New WCM Agreements.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2020 (Unaudited)

In connection with its deliberations, the Board noted that the terms of the New WCM Agreements were substantially similar, with the exception of the applicable fees, to the terms of existing Portfolio Management Agreements between the Trust and other Specialist Managers currently serving the Affected Portfolios. The Board reviewed and considered information provided by WCM in response to a request for information submitted by the Independent Trustees in connection with their consideration of the New WCM Agreements. The Board also reviewed and considered information about WCM’s business operations, financial position, costs and/or profitability, other accounts and related information, including the impact of the COVID-19 pandemic on its firm. In addition, the Board had the opportunity to meet with, and ask questions of, representatives of WCM.

The Board also considered information provided to it by the Adviser and WCM with respect to the nature, extent and quality of the services expected to be provided by WCM, WCM’s performance record in managing investment accounts similar to the respective Affected Portfolios, WCM’s commitment to maintaining a consistent investment strategy, the size and depth of WCM’s organization and other factors.

The information received from the Adviser included the Adviser’s overall evaluation of WCM, the investment style that the Adviser expects WCM to bring to its respective assignment, the Adviser’s expectations for each Affected Portfolio and the types of circumstances that may lead the Adviser to recommend changes in the level of assets allocated to the strategy assigned to WCM.

In concluding that the services expected to be provided by WCM were reasonably likely to benefit each Affected Portfolio, the Board did not rely upon any single factor, but gave substantial weight to the Adviser’s assessment of the structure of each Affected Portfolio, the role of the various Specialist Managers currently serving each Affected Portfolio, and the potential benefits of engaging WCM to manage a portion of each of the respective Affected Portfolios’ assets according to its international small cap strategy.

The Board also determined that the terms of the New WCM Agreements were fair and reasonable and that the rate at which WCM would be compensated for its services under the New WCM Agreements was reasonable. During the course of its deliberations, the Board was provided with publicly available information assembled by a third-party service provider about the performance and fee structures of funds similar to the Affected Portfolios managed by other investment advisers (the “peer group”) as well as information from WCM regarding the fee structures of its similarly-managed accounts. While the Board found the information presented useful as an indication of the range of fees and services in the peer groups and similarly-managed accounts, the Board did not specifically rely upon such comparisons, but based its findings primarily on the specific facts and circumstances of each Affected Portfolio and of the Trust as a whole and the fact that the rate at which WCM is to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. The Board was aware of the fact that implementing the New WCM Agreements could result in an increase in the overall advisory fees paid by each of the Affected Portfolios, but balanced such potential increases against the advantage to each Affected Portfolio expected to be achieved by virtue of access to the investment strategy to be employed by WCM. The Board also recognized that the overall levels of advisory fees and expenses experienced by each Affected Portfolio depend upon the manner in which the assets of such Affected Portfolio are allocated among the various Specialist Managers by the Adviser.

Based on the above, the Board further determined that the profitability to WCM from its relationship with an Affected Portfolio was not a material factor in its deliberations with respect to consideration of the approval of the New WCM Agreements. The Board considered that the arm’s-length negotiations between the Adviser and WCM resulted in scheduled breakpoints designed to recognize economies of scale where appropriate. The Board recognized that WCM will not participate in the administration of the Affected Portfolios or in the distribution of shares of the Affected Portfolios and thus will receive limited, if any, benefit from its association with the Trust other than the fee paid to WCM by the Affected Portfolios for investment management services.

Approval of New Portfolio Management Agreements with Parametric. At its meeting on December 15, 2020, the Board also approved new Portfolio Management Agreements (the “New Parametric Agreements”) with Parametric related to each of The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2020 (Unaudited)

Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the “Affected Portfolios”).

In approving the New Parametric Agreements, the Board concluded that approval of the New Parametric Agreements was in the best interests of the respective Affected Portfolios and consistent with the expectations of shareholders of those Affected Portfolios. Based upon the Adviser’s recommendation, it was determined by the Board that an allocation of assets of each the Affected Portfolios to an options overlay strategy managed by Parametric would be appropriate under certain market conditions. Accordingly, the Board approved the New Parametric Agreements, which were related to such strategy.

In connection with its deliberations, the Board noted that the terms of the New Parametric Agreements were substantially similar, with the exception of the applicable fees, to the terms of numerous Portfolio Management Agreements already in effect between the Trust and Parametric with respect to eleven Portfolios of the Trust, including several of the Affected Portfolios, related to several different strategies managed by Parametric. The Board reviewed and considered information provided by Parametric in response to a request for information submitted by the Independent Trustees in connection with their consideration of the New Parametric Agreements. The Board also reviewed and considered information about Parametric’s business operations, financial position, costs and/or profitability, other accounts and related information, including the impact of the COVID-19 pandemic on its firm. The Board also reviewed and considered information provided to it by the Adviser with respect to the proposed options overlay strategy. The Board was also informed with respect to the information it had reviewed about Parametric at a prior meeting in 2020 related to the annual renewal of Parametric’s existing Portfolio Management Agreements with the Trust.

The information received from the Adviser included the Adviser’s overall evaluation of Parametric, the investment style that the Adviser expects Parametric to bring to its respective assignment, the Adviser’s expectations for each Affected Portfolio and the types of circumstances that may lead the Adviser to recommend changes in the level of assets allocated to the strategy assigned to Parametric.

In concluding that the services expected to be provided by Parametric were reasonably likely to benefit each Affected Portfolio, the Board did not rely upon any single factor, but gave substantial weight to the Adviser’s assessment of the structure of each Affected Portfolio, the role of the various Specialist Managers currently serving each Affected Portfolio, and the potential benefits of engaging Parametric to manage a portion of each of the respective Affected Portfolios’ assets according to its options overlay strategy.

    The Board also determined that the terms of the New Parametric Agreements were fair and reasonable and that the rate at which Parametric would be compensated for its services under the New Parametric Agreements was reasonable. During the course of its deliberations, the Board was provided with publicly available information assembled by a third-party service provider about the performance and fee structures of funds similar to the Affected Portfolios managed by other investment advisers (the “peer group”). The Board noted that the peer group data provided for Parametric was being compared to fee estimates prepared by the Adviser for the sleeve of each Affected Portfolio expected to implement Parametric’s options overlay strategy based on each Affected Portfolio’s highest anticipated use of the strategy. While the Board found the information presented useful as an indication of the range of fees and services in the peer groups, the Board did not specifically rely upon such comparisons, but based its findings primarily on the specific facts and circumstances of each Affected Portfolio and of the Trust as a whole and the fact that the rate at which Parametric is to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. The Board was aware of the fact that implementing the New Parametric Agreements could result in an increase in the overall advisory fees paid by each of the Affected Portfolios at certain asset levels, but balanced such potential increases against the advantage to each Affected Portfolio expected to be achieved by virtue of access to the investment strategy to be employed by Parametric. The Board also recognized that the overall levels of advisory fees and expenses experienced by each Affected Portfolio depend upon the manner in which the assets of such Affected Portfolio are allocated among the various Specialist Managers by the Adviser.

Based on the above, the Board further determined that the profitability to Parametric from its relationship with an Affected Portfolio was not a material factor in its deliberations with respect to consideration of the approval of the New Parametric Agreements. The Board recognized that Parametric will not participate in the administration of the Affected Portfolios or in the distribution of shares of the Affected Portfolios and thus will receive limited, if any, benefit from its association with the Trust other than the fee paid to Parametric by the Affected Portfolios for investment management services.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2020 (Unaudited)

Approval of an Amendment to a Portfolio Management Agreement with Mellon. At its meeting on December 15, 2020, the Board also approved an amendment (the “Mellon Amendment”) to an existing Portfolio Management Agreement with Mellon related to The Catholic SRI Growth Portfolio.

In approving the Mellon Amendment, the Board concluded that approval of the Mellon Amendment was in the best interests of the Portfolio and consistent with the expectations of shareholders of the Portfolio. The Board noted that the purpose of the Mellon Amendment was to change the source of proxy voting guidelines to be used by Mellon when voting proxies for the Portfolio’s holdings to one more reflective of the Catholic SRI principles on which the Portfolio is managed. The Board also took into account its review of relevant factors and the conclusions it made during its most recent consideration of the renewal of the portfolio management agreements with Mellon for The Catholic SRI Growth Portfolio.

Approval of a New Portfolio Management Agreement with Breckinridge. At its meeting on December 15, 2020, the Board also approved a new Portfolio Management Agreement (the “New Breckinridge Agreement”) with Breckinridge related to The Intermediate Term Municipal Bond Portfolio.

In approving the New Breckinridge Agreement, the Board concluded that approval of the New Breckinridge Agreement was in the best interests of the Portfolio and consistent with the expectations of shareholders of the Portfolio. Based upon the Adviser’s recommendation, it was determined by the Board that an allocation of assets of the Portfolio to an actively managed portfolio of investment grade, intermediate municipal bond strategy managed by Breckinridge would provide the Portfolio with access to the investment strategies employed by Breckinridge and the expertise of its portfolio management team at a lower fee than the fee that the Portfolio currently pays to any of its existing Specialist Managers and would, therefore, be appropriate. Accordingly, the Board approved the New Breckinridge Agreement.

In connection with its deliberations, the Board noted that the terms of the New Breckinridge Agreement were substantially similar, including the applicable fees, to the terms of existing Portfolio Management Agreements already in effect between the Trust and Breckinridge with respect to The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio of the Trust. The Board also reviewed and considered information that it had requested and received from Breckinridge as well as information provided to it by the Adviser with respect to the proposed strategy, which was already being implemented in The Intermediate Term Municipal Bond II Portfolio. The Board was also informed with respect to the information it had reviewed about Breckinridge at a prior meeting in 2020 related to the annual renewal of Breckinridge’s existing Portfolio Management Agreements with the Trust.

The Board also considered information provided to it by the Adviser and Breckinridge with respect to the nature, extent and quality of the services expected to be provided by Breckinridge, Breckinridge’s performance record in managing investment accounts similar to the Portfolio, Breckinridge’s commitment to maintaining a consistent investment strategy, the size and depth of Breckinridge’s organization and other factors.

In concluding that the services expected to be provided by Breckinridge were reasonably likely to benefit the Portfolio, the Board did not rely upon any single factor, but gave substantial weight to the Adviser’s assessment of the structure of the Portfolio, the role of the various Specialist Managers currently serving the Portfolio, and the potential benefits of engaging Breckinridge to manage a portion of the Portfolio’s assets.

The Board also determined that the terms of the New Breckinridge Agreement were fair and reasonable and that the rate at which Breckinridge would be compensated for its services under the New Breckinridge Agreement was reasonable. During the course of its deliberations, the Board was provided with publicly available information assembled by a third-party service provider about the performance and fee structures of funds similar to the Portfolio managed by other investment advisers (the “peer group”). While the Board found the information presented useful as an indication of the range of fees and services in the peer groups, the Board did not specifically rely upon such comparisons, but based its findings primarily on the specific facts and circumstances of the Portfolio and of the Trust as a whole and the fact that the rate at which Breckinridge is to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. The Board also recognized that the overall levels of advisory fees and expenses experienced by the Portfolio depend upon the manner in which the assets of the Portfolio are allocated among the various Specialist Managers by the Adviser.

HC CAPITAL TRUST

Additional Information (concluded) — December 31, 2020 (Unaudited)

Based on the above, the Board further determined that the profitability to Breckinridge from its relationship with the Portfolio was not a material factor in its deliberations with respect to consideration of the approval of the New Breckinridge Agreement. The Board recognized that Breckinridge will not participate in the administration of the Portfolio or in the distribution of shares of the Portfolio and thus will receive limited, if any, benefit from its association with the Trust other than the fee paid to Breckinridge by the Portfolio for investment management services.

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HC CAPITAL TRUST

Trustees

GEOFFREY A. TRZEPACZ*

JOHN M. DYER

JARRETT B. KLING

R. RICHARD WILLIAMS

RICHARD W. WORTHAM III

* ‘Interested Person’ as that term is defined in the Investment Company Act of 1940.

Investment Adviser HC Capital Solutions Five Tower Bridge 300 Barr Harbor Drive, 5th Floor West Conshohocken, PA 19428	Counsel Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018
Administrator Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Independent Registered Public Accounting Firm Grant Thornton LLP Two Commerce Square 2001 Market Street, Suite 700 Philadelphia, PA 19103
Distributor Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Custodian State Street Bank and Trust Company State Street Financial Center 1 Lincoln Street Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

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Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Schedule of Investments.

(a) Not Applicable

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3) Not applicable.

(a)(4) Change in the registrant’s independent public accountant is attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)	/s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date:	March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette Bergman
Colette Bergman, Principal Financial Officer

Date:	March 5, 2021

By (Signature and Title)	/s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date:	March 5, 2021